   AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON July 31, 2006

                                                              File No. 033-45671
                                                              File No. 811-06557

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                               ACT OF 1933                                   [ ]

                      POST-EFFECTIVE AMENDMENT NO. 65                        [X]

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                           [ ]

                               AMENDMENT NO. 67                              [X]

                                STI CLASSIC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code: 1-888-784-3863

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1111 Pennsylvania Avenue, NW
Pittsburgh, PA 15219-6401                           Washington, DC 20004

     It is proposed that this filing become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)

[X]  On August 1, 2006 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  On [date] pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  On [date] pursuant to paragraph (a) of Rule 485

                                                       STI CLASSIC FUNDS

                                                     Institutional Shares
                                                          PROSPECTUS

STI CLASSIC MONEY MARKET FUNDS

         Classic Institutional Cash Management Money Market Fund
         Classic Institutional Municipal Cash Reserve Money Market Fund Classic Institutional U.S. Government Securities Money Market Fund Classic Institutional U.S. Treasury Securities Money Market Fund

         Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")


                                                  August 1, 2006

                                        The Securities and Exchange Commission
                                        has not approved or disapproved these
                                        securities or passed upon the adequacy
                                        of this prospectus. Any representation
                                        to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Classic Institutional Money Market Funds ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

 2      CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND


 4      CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY
         MARKET FUND


 6      CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY
         MARKET FUND


 9      CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY
         MARKET FUND


 11     MORE INFORMATION ABOUT RISK


 11     MORE INFORMATION ABOUT FUND INVESTMENTS


 12     THIRD-PARTY RATINGS


 12     INFORMATION ABOUT PORTFOLIO HOLDINGS


 12     INVESTMENT ADVISER


 13     PORTFOLIO MANAGERS


 13     PURCHASING AND SELLING FUND SHARES


 16     MARKET TIMING POLICIES AND PROCEDURES


 16     DIVIDENDS AND DISTRIBUTIONS


 17     TAXES


 18     FINANCIAL HIGHLIGHTS
INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE ICON)       FUND SUMMARY

(TELESCOPE ICON)      INVESTMENT STRATEGY

(LIFE PRESERVER       WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
  ICON)

(TARGET ICON)         PERFORMANCE INFORMATION

(LINE GRAPH ICON)     WHAT IS AN AVERAGE?

(COIN ICON)           FUND FEES AND EXPENSES


(MOUNTAIN ICON)       MORE INFORMATION ABOUT FUND INVESTMENTS


(ICON)                THIRD-PARTY RATINGS

(MAGNIFYING GLASS     INVESTMENT ADVISER
  ICON)

(HAND SHAKE ICON)     PURCHASING AND SELLING FUND SHARES

--------------------------------------------------------------------------------

AUGUST 1, 2006

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS

FUND NAME                                                CLASS                 INCEPTION*   TICKER  CUSIP

Classic Institutional Cash Management Money Market
  Fund                                                   Institutional Shares   10/25/95    CICXX   784766354

Classic Institutional Municipal Cash Reserve Money
  Market Fund                                            Institutional Shares     8/2/05    CMRXX   78476A629
Classic Institutional U.S. Government Securities
  Money Market Fund                                      Institutional Shares     8/1/94    CRGXX   784767808

Classic Institutional U.S. Treasury Securities
  Money Market Fund                                      Institutional Shares   12/12/96    CIUXX   784766347


* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              As high a level of current income as is consistent with
                                             preservation of capital and liquidity

---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Money market instruments

---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk

---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors seeking current income through a
                                             liquid investment

---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Classic Institutional Cash Management Money Market Fund invests exclusively in high quality U.S. dollar-denominated money market instruments. The Fund invests in obligations of (i) the U.S. Treasury,
(ii) agencies and instrumentalities of U.S. and foreign governments, (iii) domestic and foreign banks, (iv) domestic and foreign corporate issuers, and (v) supranational entities, as well as repurchase agreements. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing maturity, yields, market sectors and credit risk. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*
(BAR CHART)

1996                                                                             5.47
1997                                                                             5.63
1998                                                                             5.52
1999                                                                             5.12
2000                                                                             6.33
2001                                                                             4.13
2002                                                                             1.80
2003                                                                             0.97
2004                                                                             1.22
2005                                                                             3.11



      BEST QUARTER               WORST QUARTER
          1.63%                      0.21%
        12/31/00                    3/31/04

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.26%.

                         CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND



                                                                   PROSPECTUS  3

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. First Tier Institutions-Only Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

INSTITUTIONAL SHARES         1 YEAR   5 YEARS   10 YEARS

Classic Institutional Cash
Management Money Market
Fund                          3.11%    2.24%      3.91%

iMoneyNet, Inc. First Tier
Institutions-Only Average     2.93%    2.03%      3.71%


To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------

          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Institutions-Only Average is a
widely-recognized composite of money market funds that invest in commercial paper, bank obligations and short-term investments in the highest rating category. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL SHARES
Investment Advisory Fees(1)                                   0.12%
Other Expenses                                                0.04%
                                                              -------------------------------
Total Annual Operating Expenses(2)                            0.16%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.17%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

-------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
     $16       $52       $90       $205

-------------------------------------------------------------

FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND



           4  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current interest income exempt from federal income
                                             taxes, while preserving capital and liquidity

---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Municipal money market instruments

---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding risk by analyzing credit quality

---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors who want to receive current
                                             tax-exempt income from their investment

---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Classic Institutional Municipal Cash Reserve Money Market Fund invests substantially all of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from regular federal income tax. The Fund may invest up to 100% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Restricted securities may increase the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

                  CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND



                                                                   PROSPECTUS  5

(COIN ICON)
             FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL SHARES
Investment Advisory Fees                                      0.15%
Other Expenses                                                0.08%
                                                              -------------------------------

Total Annual Operating Expenses                               0.23%
                                                              -------------------------------

Fee Waivers and Expense Reimbursements(1)                     (0.03)%
                                                              -------------------------------

Net Operating Expenses                                        0.20%

(1) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. Such waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR*   3 YEARS   5 YEARS   10 YEARS
      $20       $71      $127       $290

* Without waivers and reimbursements, Year 1 costs would be $24.

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



           6  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income to the extent consistent with the
                                             preservation of capital and the maintenance of liquidity

---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. Treasury and government agency securities, and
                                             repurchase agreements

---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk by
                                             analyzing yields

---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors seeking current income through a
                                             liquid investment

---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Classic Institutional U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing.

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

              CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



                                                                PROSPECTUS  7

(TARGET ICON)
             PERFORMANCE INFORMATION
             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

(BAR CHART)

1996                                                                             5.31
1997                                                                             5.50
1998                                                                             5.36
1999                                                                             4.99
2000                                                                             6.18
2001                                                                             4.02
2002                                                                             1.72
2003                                                                             0.94
2004                                                                             1.16
2005                                                                             3.00

      BEST QUARTER               WORST QUARTER
          1.59%                      0.20%
       (12/31/00)                  (3/31/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.20%.

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. Government Institutional Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

INSTITUTIONAL SHARES         1 YEAR   5 YEARS   10 YEARS


Classic Institutional U.S.
Government Securities Money
Market Fund                   3.00%    2.16%      3.80%


iMoneyNet, Inc. Government
Institutional Average         2.79%    1.91%       N/A



To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government Institutional Average is a
widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements, or agencies of the U.S. Government. The number of funds in the Average varies.

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



           8  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL SHARES
Investment Advisory Fees(1)                                   0.15%
Other Expenses                                                0.04%
                                                              -------------------------------

Total Annual Operating Expenses(2)                            0.19%


(1)Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2)The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR    3 YEARS   5 YEARS   10 YEARS
      $19       $61      $107       $243

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND



                                                                   PROSPECTUS  9

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              As high a level of current income as is consistent with
                                             preservation of capital and liquidity

INVESTMENT FOCUS                             U.S. Treasury securities and repurchase agreements

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk by
                                             analyzing yields

INVESTOR PROFILE                             Conservative investors seeking current income through a
                                             liquid investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Classic Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, repurchase agreements collateralized by these securities, and shares of registered money market funds that invest in the foregoing. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAAm by Standard & Poor's).

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*
(BAR CHART)

1997                                                                             5.44
1998                                                                             5.30
1999                                                                             4.83
2000                                                                             6.06
2001                                                                             3.66
2002                                                                             1.55
2003                                                                             0.90
2004                                                                             1.08
2005                                                                             2.89

      BEST QUARTER               WORST QUARTER
          1.57%                      0.17%
       (12/31/00)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.19%.

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND



          10  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

INSTITUTIONAL SHARES   1 YEAR   5 YEARS   SINCE INCEPTION*

Classic Institutional
U.S. Treasury
Securities Money
Market Fund             2.89%    2.01%          3.52%

iMoneyNet, Inc.
Treasury & Repo
Retail Average          2.39%    1.56%          3.01%


* Since inception of the Institutional Shares on December 12, 1996. Benchmark returns since November 30, 1996 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------

          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-
recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL SHARES
Investment Advisory Fees(1)                                   0.14%
Other Expenses                                                0.04%
                                                              -------------------------------

Total Annual Operating Expenses(2)                            0.18%

(1)Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2)The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR    3 YEARS   5 YEARS   10 YEARS
      $18       $58      $101       $230

-------------------------------------------------------------

FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  11

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

CREDIT RISK

Classic Institutional Cash Management Money Market Fund

The possibility that an issuer will be unable to make timely payments of either principal or interest.

FIXED INCOME RISK

All Funds

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISK

Classic Institutional Cash Management
  Money Market Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORTGAGE-BACKED SECURITY RISK

Classic Institutional U.S. Government Securities
  Money Market Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

MUNICIPAL ISSUER RISK

Classic Institutional Municipal Cash Reserve
  Money Market Fund

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional

THIRD-PARTY RATINGS



          12  PROSPECTUS

Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.
(ICON)
            THIRD-PARTY RATINGS

            Each Fund has been rated AAAm by Standard & Poor's Rating Services and Aaa by Moody's Investor Services, Inc.

The National Association of Insurance Commissioners has approved each Fund as an eligible investment for insurance companies.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)

                INVESTMENT ADVISER

                Trusco Capital Management, Inc. ("Trusco" or the "Adviser"),
                50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management.

For the fiscal year ended March 31, 2006, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:

  Classic Institutional Cash Management
    Money Market Fund                        0.13%
  Classic Institutional U.S. Government
    Securities Money Market Fund             0.17%
  Classic Institutional U.S. Treasury
    Securities Money Market Fund             0.16%

For its advisory services to the Classic Institutional Municipal Cash Reserve Money Market Fund, the Adviser is entitled to receive an annual advisory fee of 0.15% based on the Fund's average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep total operating expenses of each Fund from exceeding the applicable expense cap. If at any point before August 1, 2009, total annual operating expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

Since August 1, 2005, the following breakpoints have been used in computing the advisory fee for all Funds:

AVERAGE DAILY NET ASSETS        DISCOUNT FROM FULL FEE
------------------------        ----------------------
First $1 billion                None - Full Fee
Next $1.5 billion               5%
Next $2.5 billion               10%
Over $5 billion                 20%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Fund's asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

  Classic Institutional Cash Management
    Money Market Fund                        0.13%
  Classic Institutional U.S. Treasury
    Money Market Fund                        0.15%

*Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this Prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contracts with the Adviser appears in the Funds' semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has certain fiduciary obligations to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  13

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has managed the CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND since its inception and the CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND since August 2005. He has more than 15 years of investment experience.

Mr. Greg Hallman has served as Vice President of Trusco since February 2006, after serving as Associate since November 1999. He has co-managed the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006 and the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. He has more than 7 years of investment experience.

Ms. Kimberly C. Maichle, CFA, has served as Director of Trusco since February 2006, after serving as Vice President since July 1995. She has co-managed the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006 and the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. She has more than 17 years of investment experience.

Mr. E. Dean Speer, CFA, CPA, has served as Director of Trusco since February 2006, after serving as Vice President since June 2001. He has co-managed the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006 and the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since January 2005. He has more than 8 years of investment experience.

The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Institutional Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

- assets of a bona fide trust, or

- assets of a business entity possessing a tax identification number.

Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Institutional shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Shares.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve are open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund or its authorized agent must receive your order in proper form before 10:30 a.m., Eastern Time for the Classic Institutional Municipal Cash Reserve Money Market Fund and before 3:00 p.m., Eastern Time for other Funds and federal funds (readily available funds) before 6:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Fund receives federal funds before calculating its NAV the following day. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds will calculate NAV as of the earlier closing time.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS YOUR INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND

PURCHASING AND SELLING FUND SHARES



          14  PROSPECTUS

TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If the Adviser determines in good faith that this method is unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or at fair value as determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

MINIMUM PURCHASES

To purchase Institutional Shares for the first time, you must invest at least $5,000,000 for the Classic Institutional Municipal Cash Reserve Money Market Fund and $10,000,000 for the other Funds. A Fund may accept investments of smaller amounts at its discretion.

IN-KIND PURCHASES

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments in Institutional Shares by non-U.S. citizens or entities.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow the Funds to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  15

such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting the Funds. If you are a customer of a financial institution or intermediary, you must contact that institution or intermediary directly for information about how to sell your shares including any specific cut-off times required.

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.

Redemption orders must be received by the Funds on a Business Day before 10:30 a.m., Eastern Time for the Classic Institutional Municipal Cash Reserve Money Market Fund and before 3:00 p.m., Eastern Time for all other Money Market Funds. Orders received after these times will be executed the following Business Day.

A MEDALLION SIGNATURE GUARANTEE] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;
- sent to an address or bank account other than the address or bank account of record; or
- sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

 ] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after a Fund receives your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

MARKET TIMING POLICIES AND PROCEDURES



          16  PROSPECTUS

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:
- redemption checks must be made payable to the registered shareholder; and
- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Funds are money market funds and seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Funds are designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Funds' investments, and money market instruments in general, and the Funds' intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Funds. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

                                                                           TAXES



                                                                  PROSPECTUS  17

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS TREATED THE SAME AS A SALE. A transfer from one share class to another share class in the same STI Classic Fund should not be a taxable event.

Shareholders of the Funds, however, should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Fund shares.

The Classic Institutional Municipal Cash Reserve Money Market Fund intends to distribute federally tax-exempt income. This Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by this Fund may be taxable. This Fund expects to pay "exempt interest dividends" that are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individual and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Except for the Classic Institutional Municipal Cash Reserve Money Market Fund, the Funds expect to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



             18  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for the year ended May 31, 2001, which has been audited by a predecessor independent accounting firm that has ceased operations. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

                                                NET ASSET                 NET REALIZED                 DIVIDENDS
                                                 VALUE,        NET       AND UNREALIZED                 FROM NET    DISTRIBUTIONS
                                                BEGINNING   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   INVESTMENT   FROM REALIZED
                                                OF PERIOD     INCOME     ON INVESTMENTS   OPERATIONS     INCOME     CAPITAL GAINS
                                                ---------   ----------   --------------   ----------   ----------   -------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY
  MARKET FUND

  INSTITUTIONAL SHARES
    Year Ended March 31, 2006.................    $1.00        0.04              --          0.04         (0.04)           --
    Period Ended March 31, 2005**.............    $1.00        0.01              --          0.01         (0.01)           --
    Year Ended May 31, 2004...................    $1.00        0.01              --          0.01         (0.01)           --*
    Year Ended May 31, 2003...................    $1.00        0.01              --          0.01         (0.01)           --
    Year Ended May 31, 2002...................    $1.00        0.03              --          0.03         (0.03)           --
    Year Ended May 31, 2001...................    $1.00        0.06              --          0.06         (0.06)           --

CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE
  MONEY MARKET FUND

  INSTITUTIONAL SHARES
    Period Ended March 31, 2006(a)............    $1.00        0.02              --          0.02         (0.02)           --

CLASSIC INSTITUTIONAL U.S. GOVERNMENT
  SECURITIES MONEY MARKET FUND

  INSTITUTIONAL SHARES
    Year Ended March 31, 2006.................    $1.00        0.03              --          0.03         (0.03)           --
    Period Ended March 31, 2005**.............    $1.00        0.01              --          0.01         (0.01)           --
    Year Ended May 31, 2004...................    $1.00        0.01              --          0.01         (0.01)           --
    Year Ended May 31, 2003...................    $1.00        0.01              --          0.01         (0.01)           --
    Year Ended May 31, 2002...................    $1.00        0.03              --          0.03         (0.03)           --
    Year Ended May 31, 2001...................    $1.00        0.06              --          0.06         (0.06)           --

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND

  INSTITUTIONAL SHARES
    Year Ended March 31, 2006.................    $1.00        0.03              --          0.03         (0.03)           --
    Period Ended March 31, 2005**.............    $1.00        0.01              --          0.01         (0.01)           --
    Year Ended May 31, 2004...................    $1.00        0.01              --          0.01         (0.01)           --*
    Year Ended May 31, 2003...................    $1.00        0.01              --          0.01         (0.01)           --*
    Year Ended May 31, 2002...................    $1.00        0.02              --          0.02         (0.02)           --
    Year Ended May 31, 2001...................    $1.00        0.06              --          0.06         (0.06)           --

+    Not annualized for periods less than one year.

++   Annualized for periods less than one year.

*    Amount less than $0.005.

** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

(a)  Commenced operations on August 2, 2005.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  19

                                                                                                                   RATIO OF
               TOTAL                                                                       RATIO OF NET           EXPENSES TO
             DIVIDENDS     NET ASSET               NET ASSETS,          RATIO OF         INVESTMENT INCOME    AVERAGE NET ASSETS
                AND        VALUE, END    TOTAL        END OF        NET EXPENSES TO         TO AVERAGE        (EXCLUDING WAIVERS
           DISTRIBUTIONS   OF PERIOD    RETURN+    PERIOD (000)   AVERAGE NET ASSETS++     NET ASSETS++      AND EXPENSE OFFSET)++
           -------------   ---------    -------    ------------   --------------------     ------------      ---------------------

               (0.04)        $1.00        3.62%     $2,975,521            0.17%                3.60%                 0.19%
               (0.01)        $1.00        1.43%     $2,591,527            0.19%                1.71%                 0.26%
               (0.01)        $1.00        0.86%     $2,368,849            0.25%                0.86%                 0.29%
               (0.01)        $1.00        1.46%     $2,985,750            0.25%                1.45%                 0.29%
               (0.03)        $1.00        2.68%     $3,409,606            0.25%                2.61%                 0.29%
               (0.06)        $1.00        6.13%     $3,229,400            0.25%                5.91%                 0.30%

               (0.02)        $1.00        1.79%     $  125,982            0.19%                2.78%                 0.23%

               (0.03)        $1.00        3.51%     $  951,775            0.21%                3.48%                 0.21%
               (0.01)        $1.00        1.36%     $  894,653            0.25%                1.63%                 0.26%
               (0.01)        $1.00        0.82%     $  858,260            0.27%                0.82%                 0.29%
               (0.01)        $1.00        1.40%     $1,040,066            0.26%                1.39%                 0.29%
               (0.03)        $1.00        2.61%     $1,025,714            0.27%                2.49%                 0.30%
               (0.06)        $1.00        5.98%     $  896,189            0.26%                5.72%                 0.29%

               (0.03)        $1.00        3.41%     $  901,777            0.20%                3.45%                 0.20%
               (0.01)        $1.00        1.31%     $  697,095            0.25%                1.62%                 0.26%
               (0.01)        $1.00        0.77%     $  420,948            0.26%                0.71%                 0.29%
               (0.01)        $1.00        1.30%     $  653,340            0.26%                1.23%                 0.29%
               (0.02)        $1.00        2.28%     $  551,599            0.26%                2.25%                 0.30%
               (0.06)        $1.00        5.74%     $  580,227            0.27%                5.44%                 0.30%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:
TELEPHONE: 1-888-STI-FUND
MAIL:
STI Classic Funds
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.



STI CLASSIC FUNDS

                                                               STI CLASSIC FUNDS

                                                                    I Shares

                                                                   PROSPECTUS

STI CLASSIC BOND AND MONEY MARKET FUNDS

         BOND FUNDS
         Core Bond Fund
         Florida Tax-Exempt Bond Fund
         Georgia Tax-Exempt Bond Fund
         High Income Fund
         High Quality Bond Fund
         Intermediate Bond Fund
         Investment Grade Bond Fund
         Investment Grade Tax-Exempt Bond Fund
         Limited Duration Fund
         Limited-Term Federal Mortgage Securities Fund
         Maryland Municipal Bond Fund
         North Carolina Tax-Exempt Bond Fund
         Seix Floating Rate High Income Fund
         Seix High Yield Fund
         Short-Term Bond Fund
         Short-Term U.S. Treasury Securities Fund
         Strategic Income Fund
         Total Return Bond Fund
         Ultra-Short Bond Fund
         U.S. Government Securities Fund
         U.S. Government Securities Ultra-Short Bond Fund
         Virginia Intermediate Municipal Bond Fund

         MONEY MARKET FUNDS
         Prime Quality Money Market Fund
         Tax-Exempt Money Market Fund
         U.S. Government Securities Money Market Fund
         U.S. Treasury Money Market Fund
         Virginia Tax-Free Money Market Fund

         Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")



                                          August 1, 2006

                           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the Bond and Money Market Funds ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.
This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

 2      CORE BOND FUND


 5      FLORIDA TAX-EXEMPT BOND FUND


 8      GEORGIA TAX-EXEMPT BOND FUND


 11     HIGH INCOME FUND


 14     HIGH QUALITY BOND FUND


 17     INTERMEDIATE BOND FUND


 20     INVESTMENT GRADE BOND FUND


 23     INVESTMENT GRADE TAX-EXEMPT BOND FUND


 26     LIMITED DURATION FUND


 29     LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND


 32     MARYLAND MUNICIPAL BOND FUND


 35     NORTH CAROLINA TAX-EXEMPT BOND FUND


 38     SEIX FLOATING RATE HIGH INCOME FUND


 41     SEIX HIGH YIELD FUND


 44     SHORT-TERM BOND FUND


 47     SHORT-TERM U.S. TREASURY SECURITIES FUND


 50     STRATEGIC INCOME FUND


 53     TOTAL RETURN BOND FUND


 56     ULTRA-SHORT BOND FUND


 59     U.S. GOVERNMENT SECURITIES FUND


 62     U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND


 65     VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND


 68     PRIME QUALITY MONEY MARKET FUND


 70     TAX-EXEMPT MONEY MARKET FUND


 72     U.S. GOVERNMENT SECURITIES MONEY MARKET FUND


 74     U.S. TREASURY MONEY MARKET FUND


 76     VIRGINIA TAX-FREE MONEY MARKET FUND


 78     MORE INFORMATION ABOUT RISK


 82     MORE INFORMATION ABOUT FUND INVESTMENTS


 82     THIRD-PARTY RATINGS


 82     INFORMATION ABOUT PORTFOLIO HOLDINGS


 82     INVESTMENT ADVISER


 84     PORTFOLIO MANAGERS


 85     PURCHASING AND SELLING FUND SHARES


 89     MARKET TIMING POLICIES AND PROCEDURES


 90     REDEMPTION FEE POLICY


 91     DIVIDENDS AND DISTRIBUTIONS


 91     TAXES


 94     FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE          FUND SUMMARY
  ICON)

(TELESCOPE         INVESTMENT STRATEGY
  ICON)

(LIFE              WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
  PRESERVER
  ICON)

(TARGET            PERFORMANCE INFORMATION
  ICON)

(LINE GRAPH        WHAT IS AN INDEX/AVERAGE/OBJECTIVE?
  ICON)

(COIN ICON)        FUND FEES AND EXPENSES


(MOUNTAIN          MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)


(THIRD-PARTY       THIRD-PARTY RATINGS
  RATINGS
  ICON)

(MAGNIFYING        INVESTMENT ADVISER
  GLASS
  ICON)

(HAND SHAKE        PURCHASING AND SELLING FUND SHARES
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2006

                                                        PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS

FUND NAME                                              CLASS     INCEPTION*   TICKER     CUSIP


BOND FUNDS

Core Bond Fund                                         I Shares   10/11/04    SAMFX      78476A603

Florida Tax-Exempt Bond Fund                           I Shares    1/25/94    SCFTX      784766719

Georgia Tax-Exempt Bond Fund                           I Shares    1/18/94    SGATX      784766685

High Income Fund                                       I Shares    10/3/01    STHTX      784767766

High Quality Bond Fund                                 I Shares   10/29/03    SHQIX      784767519

Intermediate Bond Fund                                 I Shares   10/11/04    SAMIX      78476A884

Investment Grade Bond Fund                             I Shares    7/16/92    STIGX      784766701

Investment Grade Tax-Exempt Bond Fund                  I Shares   10/21/93    STTBX      784766883

Limited Duration Fund                                  I Shares   10/11/04    SAMLX      78476A405

Limited-Term Federal Mortgage Securities Fund          I Shares     6/6/94    SLMTX      784766628

Maryland Municipal Bond Fund                           I Shares     3/1/96    CMDTX      784766131

North Carolina Tax-Exempt Bond Fund                    I Shares    3/21/05    CNCFX      78476A777

Seix Floating Rate High Income Fund                    I Shares     3/2/06    SAMBX      78476A587

Seix High Yield Fund                                   I Shares   10/11/04    SAMHX      78476A843

Short-Term Bond Fund                                   I Shares    3/15/93    SSBTX      784766826

Short-Term U.S. Treasury Securities Fund               I Shares    3/15/93    SUSTX      784766792

Strategic Income Fund                                  I Shares   11/30/01    STICX      784767691

Total Return Bond Fund                                 I Shares   10/15/03    STRIX      784767493

Ultra-Short Bond Fund                                  I Shares    4/15/02    SISSX      784767642

U.S. Government Securities Fund                        I Shares     8/1/94    SUGTX      784766644

U.S. Government Securities Ultra-Short Bond Fund       I Shares    4/11/02    SIGVX      784767634

Virginia Intermediate Municipal Bond Fund              I Shares    1/11/93    CRVTX      784767105

MONEY MARKET FUNDS

Prime Quality Money Market Fund                        I Shares     6/8/92    SQTXX      784766107

Tax-Exempt Money Market Fund                           I Shares     6/8/92    STTXX      784766503

U.S. Government Securities Money Market Fund           I Shares     6/8/92    STUXX      784766305

U.S. Treasury Money Market Fund                        I Shares    2/18/87    CUSXX      784767402

Virginia Tax-Free Money Market Fund                    I Shares    6/15/89    CFMXX      784767501


* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

CORE BOND FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. investment grade bond market
INVESTMENT FOCUS                             Investment grade debt securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in fixed income securities with an emphasis on
                                             corporate and mortgage-backed securities
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Core Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser anticipates that the Fund's modified adjusted duration will generally range from 3 to 6 years, similar to that of the Lehman Brothers Aggregate Bond Index, the Fund's comparative benchmark. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less

                                                                  CORE BOND FUND



                                                        PROSPECTUS  3

extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Core Bond Fund, the Fund's predecessor, which began operations on December 30, 1997.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1998                     7.81%

1999                    -0.53%

2000                    10.40%

2001                     6.83%

2002                     7.58%

2003                     4.82%

2004                     4.59%

2005                     2.13%

      BEST QUARTER               WORST QUARTER
          4.25%                     -2.16%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -1.02%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                               SINCE
I SHARES*              1 YEAR   5 YEARS     INCEPTION**
----------------------------------------------------------
Fund Returns
Before Taxes           2.13%     5.17%         5.43%
----------------------------------------------------------
Fund Returns After
Taxes on
Distributions          0.72%     3.42%         3.38%
----------------------------------------------------------
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares    1.38%     3.37%         3.37%
----------------------------------------------------------
Lehman Brothers U.S.
Aggregate Index
(reflects no
deduction for fees,
expenses or taxes)     2.43%     5.87%         6.06%
----------------------------------------------------------

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on December 30, 1997.

CORE BOND FUND



           4  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                      0.25%
Other Expenses(1)                                             0.06%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.31%

(1) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $32       $100       $174        $393

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                    FLORIDA TAX-EXEMPT BOND FUND



                                                        PROSPECTUS  5

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income exempt from federal income taxes for Florida residents with shares themselves expected to be exempt from the Florida intangible personal property tax

INVESTMENT FOCUS                             Florida municipal securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             Florida residents who want income exempt from federal income taxes

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Florida Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal income taxes, and the shares themselves are expected to be exempt from the Florida intangible personal property tax. Issuers of these securities can be located in Florida, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its net assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Florida. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. Under certain circumstances, such as a national financial emergency or a temporary decline in availability of Florida obligations, the Fund may invest up to 20% of its assets in securities subject to the Florida intangible personal property tax and/or securities that generate income subject to federal personal income taxes. These securities may include short-term municipal securities outside Florida or certain taxable fixed income securities.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies within Florida.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

FLORIDA TAX-EXEMPT BOND FUND



           6  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


1996                     3.94%

1997                     7.82%

1998                     6.25%

1999                    -2.31%

2000                    11.64%

2001                     3.68%

2002                    10.57%

2003                     4.11%

2004                     2.17%

2005                     2.45%

(BAR CHART)

      BEST QUARTER               WORST QUARTER
          5.38%                     -2.41%
        (9/30/02)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.39%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Florida Municipal Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                2.45%     4.55%      4.96%

Fund Returns
After Taxes on
Distributions               2.37%     4.33%      4.78%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              2.76%     4.30%      4.72%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)    2.74%     5.45%      5.69%

Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                      3.33%     4.67%      4.69%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Florida Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Florida intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

                                                    FLORIDA TAX-EXEMPT BOND FUND



                                                        PROSPECTUS  7

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.55%
Other Expenses                                                0.06%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.61%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $62         $195         $340          $762

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

GEORGIA TAX-EXEMPT BOND FUND



           8  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income exempt from federal and state income taxes
                                             for Georgia residents without undue risk

INVESTMENT FOCUS                             Georgia municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             Georgia residents who want income exempt from federal and
                                             state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Georgia Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within Georgia.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

                                                    GEORGIA TAX-EXEMPT BOND FUND



                                                        PROSPECTUS  9

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     3.53%

1997                     8.17%

1998                     5.79%

1999                    -2.26%

2000                     9.43%

2001                     4.32%

2002                     9.17%

2003                     3.85%

2004                     2.84%

2005                     2.76%

      BEST QUARTER               WORST QUARTER
          4.39%                     -2.70%
        (9/30/02)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.20%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Georgia Municipal Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                2.76%     4.56%      4.70%

Fund Returns
After Taxes on
Distributions               2.74%     4.46%      4.61%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              3.02%     4.43%      4.57%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)    2.74%     5.45%      5.69%

Lipper Georgia Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                      2.36%     4.51%      4.73%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Georgia Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Georgia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

GEORGIA TAX-EXEMPT BOND FUND



          10  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.55%
Other Expenses                                                0.08%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.63%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $64      $202      $351       $786

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                HIGH INCOME FUND



                                                        PROSPECTUS  11

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    High current income

  SECONDARY                                  Total return

INVESTMENT FOCUS                             High yield corporate and other debt instruments of U.S. and
                                             non-U.S. issuers

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower-rated securities offering high
                                             current income of issuers generating adequate cash flow to meet their obligations

INVESTOR PROFILE                             Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or in unrated securities that the Adviser believes are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

HIGH INCOME FUND



          12  PROSPECTUS

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.


(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2002                    -3.34%

2003                    25.81%

2004                    10.32%

2005                     4.21%


      BEST QUARTER               WORST QUARTER
          8.73%                     -5.50%
        (6/30/03)                  (6/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.49%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Corporate High Yield Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                              SINCE
I SHARES                           1 YEAR   INCEPTION*

Fund Returns
Before Taxes                       4.21%       9.08%

Fund Returns
After Taxes on
Distributions                      0.23%       5.50%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares                     3.23%       5.72%

Lehman Brothers U.S. Corporate
High Yield Bond Index (reflects
no deduction for fees, expenses
or taxes)                          2.74%      10.62%


* Since inception of the I Shares on October 3, 2001. Benchmark returns since September 30, 2001 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.

                                                                HIGH INCOME FUND



                                                        PROSPECTUS  13

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.60%

Other Expenses                                                0.15%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.75%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Effective August 1, 2006, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

                                                              I SHARES
                                   High Income Fund           0.70%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $77      $240      $417       $930

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

HIGH QUALITY BOND FUND



          14  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income and price appreciation

INVESTMENT FOCUS                             High quality fixed income securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify intermediate duration securities that offer solid return potential and yield

INVESTOR PROFILE                             Conservative investors seeking to maximize income and yield consistent with intermediate share price volatility


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the High Quality Bond Fund invests at least 80% of its net assets in high quality fixed income securities. These securities will be primarily U.S. government, corporate and mortgage-backed securities rated A or better by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may also invest in futures, options, taxable municipal securities, asset-backed securities and collateralized mortgage obligations ("CMOs"). The Fund may invest in debt securities of U.S. and non-U.S. issuers.

The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                          HIGH QUALITY BOND FUND



                                                        PROSPECTUS  15

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2004                     2.08%
2005                     1.16%

      BEST QUARTER               WORST QUARTER
          2.44%                     -2.48%
        (9/30/04)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.33%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Intermediate Government/Credit A+ Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
Fund Returns
Before Taxes                       1.16%      1.83%
Fund Returns After
Taxes on Distributions             0.01%      0.84%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                     0.75%      0.99%
Lehman Brothers U.S.
Intermediate Government/Credit
A+ Index (reflects no deduction
for fees, expenses or taxes)       1.71%      1.89%

* Since inception of the I Shares on October 29, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Intermediate Government/Credit A+ Index is a widely-recognized index which represents the intermediate portion of the Lehman Brothers Government/Credit index. It consists of Treasury, Agencies and Credit securities with one year or more to maturity, and up to but not including 10 years of maturity. The underlying securities within the index have an average credit quality of A and better. The Lehman Brothers Government/Credit Index is a widely-recognized, market-value weighted index of U.S. Treasury and agency securities, corporate bond issues and mortgaged-backed securities having maturities of 10 years or less.

HIGH QUALITY BOND FUND



          16  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.40%
Other Expenses(2)                                             0.06%
                                                              -----------------
Total Annual Operating Expenses(3)                            0.46%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $47      $148      $258       $579

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                          INTERMEDIATE BOND FUND



                                                        PROSPECTUS  17

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. dollar-denominated, investment grade market of intermediate-term government and corporate bonds
INVESTMENT FOCUS                             Intermediate-term investment grade debt securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in intermediate-term fixed income securities with an emphasis on corporate and mortgage-backed securities
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Intermediate Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate-term fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser anticipates that the Fund will maintain an average-weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before

INTERMEDIATE BOND FUND



          18  PROSPECTUS

the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Intermediate Bond Fund, the Fund's predecessor, which began operations on June 30, 1999.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.

(BAR CHART)

2000                    10.19%

2001                     7.03%

2002                     7.18%

2003                     4.03%

2004                     3.69%

2005                     1.38%

      BEST QUARTER               WORST QUARTER
          4.33%                     -2.33%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.40%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers Intermediate Government/Credit Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                 SINCE
I SHARES*                  1 YEAR   5 YEARS   INCEPTION**
---------------------------------------------------------
Fund Returns
Before Taxes               1.38%     4.64%       5.30%
---------------------------------------------------------
Fund Returns
After Taxes
on Distributions           0.06%     2.82%       3.30%
---------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares    0.92%     2.88%       3.31%
---------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index
(reflects no deduction
for fees, expenses or
taxes)                     1.58%     5.50%       5.92%
---------------------------------------------------------

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on June 30, 1999.

                                                          INTERMEDIATE BOND FUND



                                                        PROSPECTUS  19

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Bond Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities having maturities of 10 years or less.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES

Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees                                      0.25%
Other Expenses(1)                                             0.05%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.30%

(1) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $31          $97         $169          $381

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INVESTMENT GRADE BOND FUND



          20  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through current income and capital
                                             appreciation, while preserving the principal amount invested

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify relatively inexpensive securities in a selected market index

INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. The Fund may invest in debt obligations of U.S. and non-U.S. issuers. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline,

                                                      INVESTMENT GRADE BOND FUND



                                                        PROSPECTUS  21

which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     2.34%


1997                     9.08%


1998                     9.19%


1999                    -1.53%


2000                     6.57%


2001                     9.06%


2002                     7.42%


2003                     3.70%


2004                     4.09%


2005                     2.16%



      BEST QUARTER               WORST QUARTER
          5.39%                     -3.47%
        (9/30/98)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.25%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers U.S. Aggregate Index and the Lipper Intermediate Investment-Grade Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                    1 YEAR   5 YEARS   10 YEARS

-------------------------------------------------------
Fund Returns
Before Taxes                2.16%     5.26%     5.15%

-------------------------------------------------------
Fund Returns
After Taxes on
Distributions               0.83%     3.65%     3.10%

-------------------------------------------------------
Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              1.40%     3.52%     3.11%

-------------------------------------------------------
Lehman Brothers U.S.
Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)    2.37%     6.11%     6.17%

-------------------------------------------------------
Lehman Brothers U.S.
Aggregate Index (reflects
no deduction for fees,
expenses or taxes)          2.43%     5.87%     6.16%

-------------------------------------------------------
Lipper Intermediate
Investment-Grade Debt
Funds Objective (reflects
no deduction for taxes)     1.77%     5.27%     5.35%

-------------------------------------------------------

INVESTMENT GRADE BOND FUND



          22  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.50%
Other Expenses                                                0.06%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.56%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $57      $179      $313       $701

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                           INVESTMENT GRADE TAX-EXEMPT BOND FUND



                                                        PROSPECTUS  23

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation,
                                             while preserving the principal amount invested

INVESTMENT FOCUS                             Investment grade municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             Investors who want to receive tax-free current income and an increase in the value of their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Investment Grade Tax-Exempt Bond Fund invests at least 80% of its net assets in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

INVESTMENT GRADE TAX-EXEMPT BOND FUND



          24  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     5.52%

1997                     7.79%

1998                     7.06%

1999                    -0.26%

2000                    10.87%

2001                     5.51%

2002                    10.38%

2003                     4.41%

2004                     3.49%

2005                     2.22%

      BEST QUARTER               WORST QUARTER
          4.79%                     -1.67%
        (9/30/02)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.05%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                2.22%     5.17%     5.65%

Fund Returns
After Taxes on
Distributions               2.09%     4.44%     4.86%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              2.49%     4.42%     4.84%

Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)    0.95%     4.62%     4.78%

Lipper Intermediate
Municipal Debt Funds
Objective (reflects no
deduction for taxes)        1.62%     4.32%     4.57%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years. The Lipper Intermediate Municipal Debt Funds Objective is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average of intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

                                           INVESTMENT GRADE TAX-EXEMPT BOND FUND



                                                        PROSPECTUS  25

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.50%
Other Expenses                                                0.07%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.57%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2 )The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS

 $58         $183         $318          $714

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIMITED DURATION FUND



          26  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income, while preserving liquidity and principal
INVESTMENT FOCUS                             Short-term U.S. dollar-denominated, investment grade fixed income securities
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify U.S. dollar-denominated, investment
                                             grade fixed income securities that offer high current income while preserving liquidity and principal
INVESTOR PROFILE                             Investors who want to receive income from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Limited Duration Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality.

The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. In deciding which securities to buy and sell, the Adviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                           LIMITED DURATION FUND



                                                        PROSPECTUS  27

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Limited Duration Fund, the Fund's predecessor, which began operations on October 25, 2002.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2003                    0.97%
2004                    1.20%
2005                    3.20%

      BEST QUARTER               WORST QUARTER
          0.97%                      0.14%
       (12/31/05)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.25%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES*                    1 YEAR   SINCE INCEPTION**
-------------------------------------------------------
Fund Returns
Before Taxes                 3.20%          1.72%
-------------------------------------------------------
Fund Returns After
Taxes on Distributions       2.11%          1.10%
-------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares      2.07%          1.11%
-------------------------------------------------------
Merrill 3-Month Treasury
Bill Index (reflects no
deduction for fees,
expenses or taxes)           3.07%          1.84%
-------------------------------------------------------

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on October 25, 2002. Benchmark returns since September 30, 2002 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill 3-Month Treasury Bill Index is a widely-recognized index based on the 3 month U.S. Treasury bills.

LIMITED DURATION FUND



          28  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                      0.10%
Other Expenses(1)                                             0.06%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.16%

(1) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $16        $52        $90        $205

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



                                                        PROSPECTUS  29

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital
INVESTMENT FOCUS                             Mortgage-backed securities
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that are less prone to
                                             prepayment risk
INVESTOR PROFILE                             Conservative investors who want to receive income from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations.

In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



          30  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     4.53%

1997                     6.74%

1998                     6.90%

1999                     1.25%

2000                     8.59%

2001                     7.41%

2002                     7.50%

2003                     1.42%

2004                     2.36%

2005                     1.55%

      BEST QUARTER               WORST QUARTER
          4.36%                     -1.70%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.79%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill Lynch 1-5 Year AAA U.S. Treasuries/ Agencies Index and the Merrill Lynch 1-5 Year U.S. Treasuries Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                     1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                 1.55%     4.01%     4.79%

Fund Returns
After Taxes on
Distributions                0.13%     2.53%     2.83%

Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                  1.00%     2.54%     2.87%

Merrill Lynch 1-5 Year AAA
U.S. Treasuries/Agencies
Index (reflects no
deduction for fees,
expenses or taxes)           1.45%     4.17%     5.11%

Merrill Lynch 1-5 Year U.S.
Treasuries Index (reflects
no deduction for fees,
expenses or taxes)           1.39%     4.07%     5.04%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.50 trillion with duration of 2.06 years and yield to maturity of 2.48%. The Merrill Lynch 1-5 Year U.S. Treasuries Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



                                                        PROSPECTUS  31

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.50%
Other Expenses                                                0.08%
                                                              -------------------
Total Annual Operating Expenses(2)                            0.58%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $59      $186      $324       $726

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MARYLAND MUNICIPAL BOND FUND



          32  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Maryland income tax, consistent with preservation of capital
---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Maryland municipal securities
---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate
---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Invests primarily in investment grade municipal securities
---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Maryland residents who want income exempt from federal and state income taxes
---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Maryland Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Maryland income taxes. In addition, the Fund may invest up to 20% of its assets in certain taxable debt securities. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions.

In selecting investments for the Fund, the Adviser tries to limit risk by buying primarily investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

                                                    MARYLAND MUNICIPAL BOND FUND



                                                        PROSPECTUS  33

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1997                     8.78%


1998                     5.87%


1999                    -3.33%


2000                    11.31%


2001                     4.54%


2002                     8.91%


2003                     4.22%


2004                     3.33%


2005                     2.62%

      BEST QUARTER               WORST QUARTER
          4.24%                     -2.08%
        (9/30/02)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.19%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Maryland Municipal Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                 SINCE
I SHARES                    1 YEAR   5 YEARS   INCEPTION*

Fund Returns Before Taxes   2.62%     4.70%      4.62%

Fund Returns After Taxes
on Distributions            2.48%     4.31%      4.92%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares              3.16%     4.29%      4.39%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)    2.74%     5.45%      5.72%

Lipper Maryland Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                      2.55%     4.52%      4.70%


* Since inception of the I Shares on March 1, 1996. Benchmark returns since February 29, 1996 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Maryland Municipal Debt Funds Objective is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The number of funds in the Objective varies.

MARYLAND MUNICIPAL BOND FUND



          34  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.55%

Other Expenses                                                0.10%
                                                              -------------------

Total Annual Operating Expenses(2)                            0.65%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS

 $66         $208         $362          $810

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                             NORTH CAROLINA TAX-EXEMPT BOND FUND



                                                        PROSPECTUS  35

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income exempt from federal and state income taxes
                                             for North Carolina residents without undue risk
INVESTMENT FOCUS                             North Carolina municipal securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones
INVESTOR PROFILE                             North Carolina residents who want income exempt from federal and state income taxes

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the North Carolina Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and North Carolina income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within North Carolina. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in North Carolina subjects the Fund to economic and government policies of North Carolina.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

(TARGET ICON)
             PERFORMANCE INFORMATION

            The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund commenced operations on March 21, 2005. Performance between January 8, 2004 and March 21, 2005 is that of the CCMI Tax-Exempt North Carolina Bond Fund, the Fund's predecessor.

NORTH CAROLINA TAX-EXEMPT BOND FUND



          36  PROSPECTUS

This bar chart shows the performance of the Fund's I Shares for the last year.*

(BAR CHART)

2005                     2.29%

      BEST QUARTER               WORST QUARTER
          3.18%                     -1.07%
        (6/30/05)                  (3/31/05)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.04%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index. These returns assume shareholders redeem all of their shares at the end of the periods indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

I SHARES*                    1 YEAR   SINCE INCEPTION**

Fund Returns Before Taxes    2.29%                2.92%
Fund Returns After Taxes on
Distributions                2.17%                2.86%
Fund Returns After Taxes on
Distributions and Sale of
Fund Shares                  2.56%                2.88%
Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     2.74%                3.44%

* Performance between January 8, 2004 and March 21, 2005 is that of the predecessor fund.

** Since inception of the predecessor fund on January 8, 2004. Benchmark returns since December 31, 2003 (benchmark returns available only on a month end basis.)

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years.

                                             NORTH CAROLINA TAX-EXEMPT BOND FUND



                                                        PROSPECTUS  37

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                  I SHARES
Investment Advisory Fees(1)                                   0.55%
Other Expenses                                                0.12%
                                                              -------
Total Annual Operating Expenses(2)                            0.67%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.71%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $68       $214       $373        $835

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Distribution of Fund Shares."

SEIX FLOATING RATE HIGH INCOME FUND



          38  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              To provide a high level of current income by investing
                                             primarily in first and second lien senior floating rate
                                             loans and other floating rate debt securities.
INVESTMENT FOCUS                             Senior floating rate loans and other floating rate debt
                                             securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in a portfolio of interests in first and second lien senior secured floating rate loans and other floating rate debt securities
INVESTOR PROFILE                             Investors who seek:
                                                  - Current income and a hedge against rising interest
                                                    rates;
                                                  - Diversification by adding assets that have
                                                    traditionally exhibited low correlation to other
                                                    asset classes;
                                                  - Relatively high risk adjusted returns compared to
                                                    other short term investment vehicles.

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Seix Floating Rate High Income Fund invests at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies' capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate, the most popular of which is LIBOR ("London Interbank Offered Rate"). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade, or in comparable unrated securities. The Fund may also invest up to 20% of its total assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In deciding which debt securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either "BB" and "B" by Standard & Poor's Rating Services or "Ba" and "B" by Moody's Investor Services, Inc. or unrated securities that the Adviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of these loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Preservation of capital is considered when consistent with the Fund's objective.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower's discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund's total assets.

In addition, to implement its investment strategy, the Fund may buy or sell to a limited extent, derivative instruments (such as futures, options, credit linked notes and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of senior floating rate loans and other floating rate debt securities and high yield bonds.

                                             SEIX FLOATING RATE HIGH INCOME FUND



                                                        PROSPECTUS  39

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

SEIX FLOATING RATE HIGH INCOME FUND



          40  PROSPECTUS

(COIN ICON)

FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                      0.45%
Other Expenses(1)                                             0.10%
                                                              -------------------
Total Annual Fund Operating Expenses(2)                       0.55%

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.55%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR  3 YEARS
 $56     $176

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                            SEIX HIGH YIELD FUND



                                                        PROSPECTUS  41

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                                    High income
  SECONDARY                                  Capital appreciation
INVESTMENT FOCUS                             High yield corporate and other debt instruments of U.S. and
                                             non-U.S. entities
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower rated, higher yielding bonds
                                             offering above average total return
INVESTOR PROFILE                             Investors who seek above average total return

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Seix High Yield Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar-denominated, high yield securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or unrated securities that the Adviser believes are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund's comparative benchmark, the Merrill Lynch High Yield Master Index, which is generally between 3 and 6 years. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield corporate securities rated as non-investment grade.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable

SEIX HIGH YIELD FUND



          42  PROSPECTUS

political or legal developments. These risks are increased for investments in emerging markets.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix High Yield Fund, the Fund's predecessor, which began operations on December 29, 2000.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.

(BAR CHART)

2001                    11.33%
2002                     6.34%
2003                    15.56%
2004                     8.34%
2005                     2.62%

      BEST QUARTER               WORST QUARTER
          5.78%                     -1.66%
        (3/31/01)                  (3/31/05)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.24%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill Lynch High Yield Master Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                              SINCE
I SHARES*               1 YEAR   5 YEARS   INCEPTION**
Fund Returns
Before Taxes             2.62%    8.75%       8.74%
Fund Returns After
Taxes on Distributions   0.07%    6.09%       6.08%
Fund Returns After
Taxes on Distributions
and Sale of Fund
Shares                   1.81%    5.91%       5.90%
Merrill Lynch High
Yield Master Index
(reflects no deduction
for fees, expenses or
taxes)                   2.83%    8.76%       9.07%

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since November 30, 2000 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch High Yield Master Index is a widely-recognized index of U.S. high yield corporate bond issues having maturities of at least one year.

                                                            SEIX HIGH YIELD FUND



                                                        PROSPECTUS  43

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.43%
Other Expenses(2)                                             0.06%
                                                              -----------------
Total Annual Operating Expenses(3)                            0.49%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $50       $157       $274        $616

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SHORT-TERM BOND FUND



          44  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that offer a comparably
                                             better return than similar securities for a given level of credit risk

INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short-
to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less.

In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                            SHORT-TERM BOND FUND



                                                        PROSPECTUS  45

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     3.90%

1997                     6.78%

1998                     6.84%

1999                     0.92%

2000                     7.64%

2001                     7.54%

2002                     2.59%

2003                     2.53%

2004                     0.98%

2005                     1.67%

      BEST QUARTER               WORST QUARTER
          3.86%                     -1.04%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.02%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 1-3 Year Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                1.67%     3.03%     4.10%

Fund Returns
After Taxes on
Distributions               0.57%     1.74%     2.33%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              1.08%     1.81%     2.39%

Citigroup 1-3 Year
Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)    1.82%     4.19%     5.11%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/ Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade
(BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

SHORT-TERM BOND FUND



          46  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.40%
Other Expenses                                                0.08%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.48%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $49      $154      $269       $604

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND



                                                        PROSPECTUS  47

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital
---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Short-term U.S. Treasury securities
---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Low
---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify Treasury securities with maturities
                                             that offer a comparably better return potential and yield
                                             than either shorter maturity or longer maturity securities for a given level of interest rate risk
---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing
---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 5 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years.

The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk.

The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing total return. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities ("TIPS") can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

SHORT-TERM U.S. TREASURY SECURITIES FUND



          48  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*
(BAR CHART)



1996                    4.52%


1997                    5.86%


1998                    6.24%


1999                    2.71%


2000                    6.65%


2001                    6.55%


2002                    4.61%


2003                    1.37%


2004                    0.18%


2005                    1.38%

      BEST QUARTER               WORST QUARTER
          2.64%                     -0.94%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.77%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 1-3 Year Treasury Index and the Citigroup 6-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                 1.38%    2.79%      3.98%

Fund Returns
After Taxes on
Distributions                0.51%    1.69%      2.41%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares               0.90%    1.74%      2.43%

Citigroup 1-3 Year
Treasury Index (reflects
no deduction for fees,
expenses or taxes)           1.65%    3.66%      4.79%

Citigroup 6-Month Treasury
Bill Index (reflects no
deduction for fees,
expenses or taxes)           3.10%    2.59%      4.04%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury bills.

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND



                                                        PROSPECTUS  49

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.40%

Other Expenses                                                0.14%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.54%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Effective August 1, 2006, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

                                                                                          I SHARES
                            Short-Term U.S. Treasury Securities Fund                      0.50%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $55         $173         $302          $677

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

STRATEGIC INCOME FUND



          50  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    Current income

  SECONDARY                                  Preservation of capital

INVESTMENT FOCUS                             High yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income while reducing share price
                                             volatility through diversification across three major
                                             sectors of the fixed income market

INVESTOR PROFILE                             Investors who seek high current income with reduced risk of share price volatility


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate obligations, government securities, and floating rate loans. The Fund may invest in U.S. and non-U.S. debt obligations, including emerging market debt. The Fund will maintain a minimum average credit quality of BBB. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting corporate debt securities for the Fund, the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury

                                                           STRATEGIC INCOME FUND



                                                        PROSPECTUS  51

inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)



2002                     3.58%


2003                    11.50%


2004                    10.67%


2005                    -1.53%

      BEST QUARTER               WORST QUARTER
          5.89%                     -1.75%
       (12/31/04)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.11%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of a Hybrid 34/33/33 Blend of the Merrill Lynch AAA U.S. Treasury/Agency Master Index, Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch Global Government Bond II ex U.S. Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                            SINCE
I SHARES                         1 YEAR   INCEPTION*

----------------------------------------------------
Fund Returns
Before Taxes                     -1.53%      5.55%

----------------------------------------------------
Fund Returns
After Taxes on
Distributions                    -3.43%      3.37%

----------------------------------------------------
Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares                   -0.84%      3.47%

----------------------------------------------------
Hybrid 34/33/33 Blend of the
Following Market Benchmarks       3.10%      0.27%

----------------------------------------------------
 Merrill Lynch AAA U.S.
 Treasury/Agency Master Index
 (reflects no deduction for
 fees, expenses or taxes)         2.66%     -0.22%

----------------------------------------------------
 Merrill Lynch U.S. High Yield
 Master II Index (reflects no
 deduction for fees, expenses
 or taxes)                        2.74%      0.23%

----------------------------------------------------
 Merrill Lynch Global
 Government Bond II ex U.S.
 Index (reflects no deduction
 for fees, expenses or taxes)     5.60%      0.82%

----------------------------------------------------

* Since inception of the I Shares on November 30, 2001.

STRATEGIC INCOME FUND



          52  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized U.S. government index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.60%
Other Expenses                                                0.12%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.72%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $74      $230      $401       $894

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                          TOTAL RETURN BOND FUND



                                                        PROSPECTUS  53

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income and price appreciation

INVESTMENT FOCUS                             Government, corporate, and mortgage-backed debt securities, plus other opportunistic investments

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to recognize relative value in fixed income markets

INVESTOR PROFILE                             Investors seeking diversification and attractive total
                                             returns in the fixed income market


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Total Return Bond Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from a wide array of debt securities, primarily utilizing government, corporate and mortgage-backed securities and floating rate loans. The Fund may also invest in convertible bonds, preferred stocks, taxable municipal securities, asset-backed securities and collateralized mortgage obligations ("CMOs"). The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. The Fund's investments may include high yield securities rated below investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

TOTAL RETURN BOND FUND



          54  PROSPECTUS

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2004                    4.28%

2005                    1.47%

      BEST QUARTER               WORST QUARTER
          3.22%                     -3.03%
        (9/30/04)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.96%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                             SINCE
I SHARES                         1 YEAR   INCEPTION*
-----------------------------------------------------
Fund Returns
Before Taxes                      1.47%       3.18%
-----------------------------------------------------
Fund Returns After
Taxes on Distributions            0.07%       1.86%
-----------------------------------------------------
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    0.95%       1.95%
-----------------------------------------------------
Lehman Brothers U.S. Aggregate
Index (reflects no deductions
for fees, expenses or taxes)      2.43%       3.14%
-----------------------------------------------------

* Since inception of the I Shares on October 15, 2003. Benchmark return since September 30, 2003 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities.

                                                          TOTAL RETURN BOND FUND



                                                        PROSPECTUS  55

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.35%

Other Expenses(2)                                             0.11%
                                                              -----------------

Total Annual Operating Expenses(3)                            0.46%

(1 )Adjusted to reflect a reduction in the contractual advisory fee effective
    August 1, 2005.

(2 )Adjusted to reflect the elimination of the shareholder service fee effective
    August 1, 2005.

(3 )Effective August 1, 2006, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

                                                                                          I SHARES
                            Total Return Bond Fund                                        0.43%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $47      $148      $258       $579

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

ULTRA-SHORT BOND FUND



          56  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income consistent with preserving capital and maintaining liquidity

INVESTMENT FOCUS                             Short duration investment grade money market and fixed
                                             income securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify short duration securities that offer a comparably better return potential and yield than money
                                             market funds

INVESTOR PROFILE                             Conservative investors seeking to maximize income consistent with limited share price volatility


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Ultra-Short Bond Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years.

In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The price ("NAV") of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Short-term U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

                                                           ULTRA-SHORT BOND FUND



                                                        PROSPECTUS  57

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


2003                    1.16%


2004                    1.22%


2005                    3.00%

      BEST QUARTER               WORST QUARTER
          0.92%                     -0.62%
        (9/30/04)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.90%.

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 6-Month Treasury Bill Index, iMoneyNet, Inc. First Tier Institutional Average, and Lipper Ultra-Short Obligation Funds Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                     1 YEAR   SINCE INCEPTION*

-------------------------------------------------------
Fund Returns Before Taxes    3.00%          2.17%

-------------------------------------------------------
Fund Returns After Taxes
on Distributions             1.87%          1.37%

-------------------------------------------------------
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares               1.94%          1.38%

-------------------------------------------------------
Citigroup 6-Month Treasury
Bill Index (reflects no
deductions for fees,
expenses or taxes)           3.03%          1.83%

-------------------------------------------------------
iMoneyNet, Inc. First Tier
Institutional Average
(reflects no deduction for
taxes)                       2.93%          1.55%
-------------------------------------------------------
Lipper Ultra-Short
Obligation Funds Average
(reflects no deduction for
taxes)                       2.54%          2.09%
-------------------------------------------------------

* Since inception of the I Shares on April 15, 2002. Benchmark returns since March 31, 2002 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/AVERAGE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6-month U.S. Treasury Bills. The iMoneyNet, Inc. First Tier Institutional Average is a widely recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The Lipper Ultra-Short Obligation Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of funds in the Average varies.

ULTRA-SHORT BOND FUND



          58  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.22%

Other Expenses(2)                                             0.08%
                                                              -----------------

Total Annual Operating Expenses(3)                            0.30%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect the elimination of the shareholder service fee effective August 1, 2005.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $31       $97      $169       $381

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                 U.S. GOVERNMENT SECURITIES FUND



                                                        PROSPECTUS  59

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Mortgage-backed securities and U.S. Treasury obligations

SHARE PRICE VOLATILITY                       Low to moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk

INVESTOR PROFILE                             Conservative investors who want to receive income from their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-
backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     2.55%

1997                     8.94%

1998                     8.16%

1999                    -0.97%

2000                    10.98%

2001                     6.92%

2002                     9.68%

2003                     1.30%

2004                     3.42%

2005                     2.02%

      BEST QUARTER               WORST QUARTER
          4.82%                     -2.24%
        (9/30/01)                  (3/31/96)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.61.

U.S. GOVERNMENT SECURITIES FUND



          60  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average total returns for the periods ended December 31, 2005, to those of the Merrill Lynch Government/Mortgage Custom Index and the Lehman Brothers Intermediate U.S. Government Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                2.02%     4.62%     5.23%

Fund Returns
After Taxes on
Distributions               0.70%     2.98%     3.19%

Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                 1.31%     3.01%     3.21%

Merrill Lynch Government/
Mortgage Custom Index
(reflects no deduction for
fees, expenses or taxes)    2.64%     5.47%     6.09%

Lehman Brothers
Intermediate U.S.
Government Bond Index
(reflects no deduction for
fees, expenses or taxes)    1.68%     4.82%     5.50%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/ Mortgage Custom Index is a synthetic index created by combining, at their respective market weights
(i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. Government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

                                                 U.S. GOVERNMENT SECURITIES FUND



                                                        PROSPECTUS  61

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.50%
Other Expenses                                                0.07%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.57%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $58      $183      $318       $714

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND



          62  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income consistent with preserving capital and maintaining liquidity
---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Short duration U.S. government securities
---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Low
---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify short duration U.S. government
                                             securities that offer a comparably better return potential and yield than money market funds
---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors seeking to maximize income consistent with limited share price volatility and the relative safety of U.S. government securities
---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the U.S. Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, and other U.S. government securities. The Fund expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price per share (net asset value or "NAV") of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND



                                                        PROSPECTUS  63

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*
(BAR CHART)

2003                                                                             0.72
2004                                                                             1.81
2005                                                                             2.45

      BEST QUARTER               WORST QUARTER
          0.88%                     -0.13%
        (6/30/05)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.92%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 6 Month Treasury Bill Index, iMoneyNet Government Institutional Average, and Lipper Ultra-Short Obligations Funds Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                       1 YEAR   SINCE INCEPTION*

Fund Returns
Before Taxes                    2.45%         2.09%

Fund Returns
After Taxes
on Distributions                1.30%         1.26%

Fund Returns After
Taxes on Distributions
and Sale of Fund Shares         1.59%         1.29%

Citigroup 6 Month Treasury
Bill Index (reflects no
deductions for fees, expenses
or taxes)                       3.03%         1.83%

iMoneyNet, Inc. Government
Institutional Average
(reflects no deductions for
taxes)                          2.79%         1.45%

Lipper Ultra-Short
Obligations Funds Average
(reflects no deductions for
taxes)                          2.54%         2.00%


* Since inception of the I Shares on April 11, 2002. Benchmark returns since March 31, 2002 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/AVERAGE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills. An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government Institutional Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements, or securities issued by agencies of the U.S. Government. The Lipper Ultra-Short Obligations Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of funds in the Average varies.

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND



          64  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.20%

Other Expenses                                                0.14%
                                                              -------------------------------

Total Annual Operating Expenses(2)                            0.34%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Effective August 1, 2006, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

                                                  I SHARES

U.S. Government Securities Ultra-Short Bond Fund  0.28%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
     $35      $109      $191       $431

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



                                                        PROSPECTUS  65

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Virginia income tax, consistent with preservation of capital

INVESTMENT FOCUS                             Virginia municipal securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to limit risk by investing in investment grade
                                             municipal securities with an intermediate average maturity

INVESTOR PROFILE                             Virginia residents who want income exempt from federal and state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Virginia Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Virginia income taxes. In addition, the Fund may invest up to 20% of its net assets in certain taxable debt securities. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions.

In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



          66  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     2.95%

1997                     7.25%

1998                     5.21%

1999                    -2.34%

2000                     9.39%

2001                     4.44%

2002                     7.88%

2003                     3.82%

2004                     2.66%

2005                     2.32%

      BEST QUARTER               WORST QUARTER
          3.71%                     -2.08%
        (9/30/02)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.22%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Other States Intermediate Municipal Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                     1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                 2.32%     4.20%     4.31%

Fund Returns
After Taxes on
Distributions                2.21%     3.85%     4.09%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares               2.80%     3.86%     4.12%

Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     0.95%     4.62%     4.78%

Lipper Other States
Intermediate Municipal Debt
Funds Objective (reflects
no deduction for taxes)      1.45%     4.03%     4.16%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index composed of tax-exempt bonds with maturities ranging between 4 and 6 years. The Lipper Other States Intermediate Municipal Debt Funds Objective is an average of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. The number of funds in the Objective varies.

                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



                                                        PROSPECTUS  67

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.55%

Other Expenses                                                0.08%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.63%


(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Effective August 1, 2006, the Adviser has contractually agreed to waive all or a portion of its fees and reimburse expenses until at least August 1, 2007 in order to limit Total Operating Expenses to the following level:

                                                              I SHARES

  Virginia Intermediate Municipal Bond Fund                   0.60%

If at any point before August 1, 2009, Total Annual Operating Expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR*   3 YEARS   5 YEARS   10 YEARS
    $61      $199      $348       $783

* Without waivers and reimbursements, Year 1 costs would be $64.

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

PRIME QUALITY MONEY MARKET FUND



          68  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity

INVESTMENT FOCUS                             Money market instruments

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify money market instruments with the most attractive risk/return trade-off

INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     4.99%


1997                     5.15%


1998                     5.10%


1999                     4.74%


2000                     6.04%


2001                     3.72%


2002                     1.44%


2003                     0.67%


2004                     0.85%


2005                     2.74%

      BEST QUARTER               WORST QUARTER
          1.55%                      0.12%
        (9/30/00)                  (3/31/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.10%.

                                                 PRIME QUALITY MONEY MARKET FUND



                                                        PROSPECTUS  69

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. First Tier Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                     1 YEAR   5 YEARS   10 YEARS

Prime Quality Money Market
Fund                         2.74%     1.88%     3.53%

iMoneyNet, Inc. First Tier
Retail Average               2.46%     1.65%     3.33%


To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.50%

Other Expenses                                                0.06%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.56%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $57      $179      $313       $701

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

TAX-EXEMPT MONEY MARKET FUND



          70  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current interest income exempt from federal income
                                             taxes, while preserving capital and liquidity

INVESTMENT FOCUS                             Municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without added risk by analyzing credit quality

INVESTOR PROFILE                             Conservative investors who want to receive current
                                             tax-exempt income from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Tax-Exempt Money Market Fund invests substantially all of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from regular federal income taxes. In addition, the Fund may invest up to 20% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     3.06%


1997                     3.23%


1998                     3.02%


1999                     2.80%


2000                     3.69%


2001                     2.26%


2002                     0.92%


2003                     0.55%


2004                     0.77%


2005                     1.95%

      BEST QUARTER               WORST QUARTER
          0.98%                      0.08%
        (6/30/00)                  (9/30/03)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.42%.

                                                    TAX-EXEMPT MONEY MARKET FUND



                                                        PROSPECTUS  71

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                    1 YEAR   5 YEARS   10 YEARS

Tax-Exempt Money Market
Fund                        1.95%     1.28%     2.22%

iMoneyNet, Inc. Tax-Free
Retail Average              1.74%     1.15%     2.04%


To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.44%
Other Expenses                                                0.06%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.50%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $51      $160      $280       $628

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



          72  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity

INVESTMENT FOCUS                             U.S. Treasury and government agency securities, and
                                             repurchase agreements

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk by
                                             analyzing yields

INVESTOR PROFILE                             Conservative investors who want to receive current income


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing.

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                    4.81%

1997                    4.99%

1998                    4.88%

1999                    4.41%

2000                    5.71%

2001                    3.67%

2002                    1.35%

2003                    0.55%

2004                    0.77%

2005                    2.57%

      BEST QUARTER               WORST QUARTER
          1.49%                      0.10%
       (12/31/00)                  (3/31/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.99%.

                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



                                                        PROSPECTUS  73

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. Government & Agencies Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                    1 YEAR   5 YEARS   10 YEARS

U.S. Government Securities
Money Market Fund           2.57%     1.78%     3.36%

iMoneyNet, Inc.
Government & Agencies
Retail Average              2.45%     1.64%     3.25%


To obtain information about the Fund's yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agencies Retail Average is a
widely-recognized composite of all money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.55%

Other Expenses                                                0.06%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.61%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $62      $195      $340       $762

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

U.S. TREASURY MONEY MARKET FUND



          74  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while maintaining liquidity

INVESTMENT FOCUS                             Money market instruments issued and guaranteed by the U.S.
                                             Treasury

PRINCIPAL INVESTMENT STRATEGY                Investing in U.S. Treasury obligations and repurchase
                                             agreements

INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations, repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury, and shares of registered money market funds that invest in the foregoing.

The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAAm by Standard and Poor's Corporation). As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                    4.77%

1997                    4.93%

1998                    4.82%

1999                    4.38%

2000                    5.63%

2001                    3.32%

2002                    1.17%

2003                    0.50%

2004                    0.69%

2005                    2.48%

      BEST QUARTER               WORST QUARTER
          1.46%                      0.07%
       (12/31/00)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.98%.

                                                 U.S. TREASURY MONEY MARKET FUND



                                                        PROSPECTUS  75

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                     1 YEAR   5 YEARS   10 YEARS

U.S. Treasury Money Market
Fund                         2.48%    1.63%      3.25%

iMoneyNet, Inc. Treasury &
Repo Retail Average          2.39%    1.56%      3.21%


To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-
recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.54%

Other Expenses                                                0.05%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.59%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $60      $189      $329       $738

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

VIRGINIA TAX-FREE MONEY MARKET FUND



          76  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Virginia income taxes, while preserving capital and liquidity

INVESTMENT FOCUS                             Virginia municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without added risk by analyzing credit quality

INVESTOR PROFILE                             Virginia residents who want to receive current income exempt from federal and state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Virginia Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)



1996                    2.89%


1997                    3.08%


1998                    2.93%


1999                    2.81%


2000                    3.71%


2001                    2.31%


2002                    0.97%


2003                    0.62%


2004                    0.81%


2005                    2.02%

      BEST QUARTER               WORST QUARTER
          0.98%                      0.10%
        (6/30/00)                  (9/30/03)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.41%.

                                             VIRGINIA TAX-FREE MONEY MARKET FUND



                                                        PROSPECTUS  77

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                    1 YEAR   5 YEARS   10 YEARS

-------------------------------------------------------
Virginia Tax-Free Money
Market Fund                 2.02%     1.34%     2.21%

-------------------------------------------------------
iMoneyNet, Inc. Tax-Free
Retail Average              1.74%     1.15%     2.04%

-------------------------------------------------------

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees                                      0.40%

Other Expenses                                                0.06%
                                                              -----------------

Total Annual Operating Expenses(1)                            0.46%

(1) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $47      $148      $258       $579

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK



          78  PROSPECTUS

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

BELOW INVESTMENT GRADE RISK

Core Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Limited Duration Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

Core Bond Fund
Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
High Income Fund
High Quality Bond Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund
Virginia Intermediate Municipal Bond Fund

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps and inverse floaters) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund's investments in securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index are called

                                                     MORE INFORMATION ABOUT RISK



                                                        PROSPECTUS  79

inverse floaters. An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income on an inverse floater are generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Credit default swaps can increase a Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

EMERGING MARKETS RISK

Core Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

EXCHANGE TRADED FUND RISK

Core Bond Fund
Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
High Income Fund
High Quality Bond Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund
Virginia Intermediate Municipal Bond Fund

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

MORE INFORMATION ABOUT RISK



          80  PROSPECTUS

FIXED INCOME RISK

All Funds

The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund's income to decline. Income risk is generally higher for short-term bonds.

FLOATING RATE LOAN RISK

Core Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same

                                                     MORE INFORMATION ABOUT RISK



                                                        PROSPECTUS  81

or similar investments or receive equal or better individual investment allocations at any given time.

FOREIGN SECURITY RISK

Core Bond Fund
High Income Fund
High Quality Bond Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited Duration Fund
Prime Quality Money Market Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORTGAGE-BACKED SECURITY RISK

Core Bond Fund
High Income Fund
High Quality Bond Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of a Fund.

MUNICIPAL ISSUER RISK

Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
Investment Grade Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Tax-Exempt Money Market Fund
Virginia Intermediate Municipal Bond Fund
Virginia Tax-Free Money Market Fund

MORE INFORMATION ABOUT FUND INVESTMENTS



          82  PROSPECTUS

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

REGIONAL RISK

Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Virginia Intermediate Municipal Bond Fund
Virginia Tax-Free Money Market Fund

To the extent that a Fund's investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Bond Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Bond Fund may shorten its average weighted maturity to as little as 90 days. A Bond Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

(RIBBON ICON)
           THIRD-PARTY RATINGS

           The U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund have been rated AAAm by Standard & Poor's
Rating Services and Aaa by Moody's Investor Services, Inc.

The National Association of Insurance Commissioners has approved the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund as eligible investments for insurance companies.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, ("Trusco" or the "Adviser") serves as the investment adviser to the Funds. Seix Advisors, a fixed income division of Trusco, located at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458, manages the following STI Classic Funds: Core Bond Fund, High Income Fund, High Quality Bond Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Strategic Income Fund, Total Return Bond Fund and U.S. Government Securities Fund. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management.

                                                              INVESTMENT ADVISER



                                                        PROSPECTUS  83

For the fiscal year ended March 31, 2006, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:

  Core Bond Fund                             0.25%
  Florida Tax-Exempt Bond Fund               0.57%
  Georgia Tax-Exempt Bond Fund               0.57%
  High Income Fund                           0.59%
  High Quality Bond Fund                     0.41%
  Intermediate Bond Fund                     0.25%
  Investment Grade Bond Fund                 0.58%
  Investment Grade Tax-Exempt Bond Fund      0.58%
  Limited Duration Fund                      0.10%
  Limited-Term Federal Mortgage Securities
    Fund                                     0.54%
  Maryland Municipal Bond Fund               0.56%
  North Carolina Tax-Exempt Bond Fund        0.56%*
  Prime Quality Money Market Fund            0.52%
  Seix High Yield Fund                       0.45%
  Short-Term Bond Fund                       0.47%
  Short-Term U.S. Treasury Securities Fund   0.45%
  Strategic Income Fund                      0.65%
  Tax-Exempt Money Market Fund               0.45%
  Total Return Bond Fund                     0.38%
  Ultra-Short Bond Fund                      0.22%
  U.S. Government Securities Fund            0.58%
  U.S. Government Securities Money Market
    Fund                                     0.56%
  U.S. Government Securities Ultra-Short
    Bond Fund                                0.15%
  U.S. Treasury Money Market Fund            0.55%
  Virginia Intermediate Municipal Bond
    Fund                                     0.58%*
  Virginia Tax-Free Money Market Fund        0.40%

* The Adviser has contractually agreed to waive fees and reimburse expenses of the North Carolina Tax-Exempt Bond Fund and the Virginia Intermediate Municipal Bond Fund until at least August 1, 2007 in order to keep total operating expenses from exceeding the applicable expense cap. If at any point before August 1, 2009, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

For its advisory services to the Seix Floating Rate High Income Fund, the Adviser is entitled to receive an annual advisory fee of 0.45% based on the Fund's average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep total annual operating expenses from exceeding the expense cap. If at any point before August 1, 2009, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

Since August 1, 2005, the following breakpoints are used in computing the advisory fee:

BOND FUNDS

Average Daily Net Assets         Discount From Full Fee
First $500 million                None -- Full Fee
Next $500 million                 5%
Over $1 billion                   10%

MONEY MARKET FUNDS

Average Daily Net Assets         Discount From Full Fee
First $1 billion                  None -- Full Fee
Next $1.5 billion                 5%
Next $2.5 billion                 10%
Over $5 billion                   20%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds' asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

  Prime Quality Money Market Fund            0.55%
  Seix High Yield Fund                       0.45%
  Tax-Exempt Money Market Fund               0.45%
  U.S. Treasury Money Market Fund            0.55%

* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contracts with the Adviser appears in the Funds' semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and

PORTFOLIO MANAGERS



          84  PROSPECTUS

Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has managed the VIRGINIA TAX-FREE MONEY MARKET FUND since May 1995, the TAX-EXEMPT MONEY MARKET FUND since July 2000, and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since October 2000. He has more than 15 years of investment experience.

Mr. Joseph Calabrese, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND and the U.S. GOVERNMENT SECURITIES FUND since July 2004. He has also co-managed the LIMITED DURATION FUND since its inception, after serving as portfolio manager for the Fund's predecessor fund, the Seix Limited Duration Fund. Prior to joining Trusco, Mr. Calabrese served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 1997 to May 2004. He has more than 19 years of investment experience.

Mr. George E. Calvert, Jr., has served as Vice President of Trusco since August 2000. He has managed the MARYLAND MUNICIPAL BOND FUND, VIRGINIA MUNICIPAL BOND FUND and the VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND since August 2000. Mr. Calvert has more than 28 years of investment experience.

Mr. Chris Carter, CFA, has served as Vice President since joining Trusco in July 2003. He has managed the GEORGIA TAX-EXEMPT BOND FUND since August 2003 and the NORTH CAROLINA TAX-EXEMPT BOND FUND since March 2005. Prior to joining Trusco, Mr. Carter served as a Portfolio Manager and Fixed Income Trader of Evergreen Investment Management Company from January 2002 to July 2003, after serving as Portfolio Manager and Fixed Income Trader of Wachovia Asset Management from September 1998 to January 2002. He has more than 15 years of investment experience.

Mr. Robert W. Corner has served as Managing Director of Trusco since September 1996. He has co-managed the ULTRA-SHORT BOND FUND since July 2004, after managing the Fund since its inception. Mr. Corner has also co-managed the SHORT-TERM BOND FUND since January 2003 and has co-managed the U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND since July 2004, after managing it since its inception. He has more than 19 years of investment experience.

Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND since July 2004. He has also co-managed the SEIX FLOATING RATE HIGH INCOME FUND and the SEIX HIGH YIELD FUND since their inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. He has more than 20 years of investment experience.

Mr. Greg Hallman has served as Vice President of Trusco since February 2006 after serving as Associate since November 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006. He has more than 7 years of investment experience.

Ms. Kimberly C. Maichle, CFA, has served as Director of Trusco since February 2006 after serving as Vice President since July 1995. She has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006. She has more than 17 years of investment experience.

Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND and the STRATEGIC INCOME FUND since July 2004. He also has co-managed the SEIX FLOATING RATE HIGH INCOME FUND and the SEIX HIGH YIELD FUND since their inception after serving as the portfolio manager of the Seix High Yield Fund's predecessor fund. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 21 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005, the SHORT-TERM BOND FUND since

                                              PURCHASING AND SELLING FUND SHARES



                                                        PROSPECTUS  85

January 2003, the ULTRA-SHORT BOND FUND since July 2004 and the U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 24 years of investment experience.

Mr. Brian Nold has served as a Senior High Yield Analyst since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND since August 2006. Prior to joining Trusco, Mr. Nold served as a Senior High Yield Analyst at Seix Investment Advisors, Inc. from March 2003 to May 2004. He has more than 6 years of investment experience.

Mr. Ronald Schwartz, CFA, has served as Managing Director of Trusco since July 2000. He has managed the FLORIDA TAX-EXEMPT BOND FUND since its inception and the INVESTMENT GRADE TAX-EXEMPT BOND FUND since its inception. He has more than 25 years of investment experience.

Mr. E. Dean Speer, CFA, CPA, has served as Director of Trusco since February 2006 after serving as Vice President since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since January 2005 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006. He has more than 8 years of investment experience.

Mr. Chad Stephens has served as Vice President of Trusco since December 2000, and has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005, the ULTRA-SHORT BOND FUND since August 2006 and the U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND since August 2006. He has more than 15 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the TOTAL RETURN BOND FUND, INVESTMENT GRADE BOND FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND, and U.S. GOVERNMENT SECURITIES FUND since July 2004. He also has co-managed the CORE BOND FUND, the INTERMEDIATE BOND FUND and the LIMITED DURATION FUND since their inception, after serving as Portfolio Manager for each Fund's predecessor fund, the SEIX CORE BOND FUND, SEIX INTERMEDIATE BOND FUND AND SEIX LIMITED DURATION FUND respectively. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 25 years of investment experience.

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH QUALITY BOND FUND, TOTAL RETURN BOND FUND, and the INVESTMENT GRADE BOND FUND since July 2004. He has also co-managed the CORE BOND FUND and the INTERMEDIATE BOND FUND since their inception, after serving as Portfolio Manager for each Fund's predecessor Fund, the Seix Core Bond Fund and Seix Intermediate Bond Fund, respectively. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.

Mr. Adrien Webb, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH QUALITY BOND FUND and the STRATEGIC INCOME FUND since October 2004. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 2000 to May 2004. He has more than 11 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities in the Funds.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") I Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer I Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as

PURCHASING AND SELLING FUND SHARES



          86  PROSPECTUS

fiduciary agent, investment adviser, or custodian and which consist of:

- assets of a bona fide trust, or

- assets of a business entity possessing a tax identification number.

As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). But you may not purchase shares of the Money Market Funds on days when the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), a Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Money Market Fund or its authorized agent must receive your order in proper form before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Also each Money Market Fund must receive federal funds (readily available funds) before 6:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are not readily available or a Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the

                                              PURCHASING AND SELLING FUND SHARES



                                                        PROSPECTUS  87

value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

IN-KIND PURCHASES

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional information. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you

PURCHASING AND SELLING FUND SHARES



          88  PROSPECTUS

may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.

Redemption orders must be received by the Money Market Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.

A MEDALLION SIGNATURE GUARANTEE[DIAMOND SYMBOL] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;
- sent to an address or bank account other than the address or bank account of record; or
- sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

 [DIAMOND SYMBOL] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee
                  verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

REDEMPTION FEE

For Funds other than the Money Market Funds, a redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

RECEIVING YOUR MONEY

Normally, the Funds will send your sales proceeds within five Business Days after a Fund receives your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

                                           MARKET TIMING POLICIES AND PROCEDURES



                                                        PROSPECTUS  89

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

FOR ALL FUNDS EXCEPT THE MONEY MARKET FUNDS

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

REDEMPTION FEE POLICY



          90  PROSPECTUS

- A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

FOR ALL FUNDS EXCEPT THE MONEY MARKET FUNDS

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds' methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believe may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) retirement loans and withdrawals; and (v) shares purchased through reinvestment of dividends or capital gains distributions.

Further, the Fund reserves the right to refuse any purchase request by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.

FOR THE MONEY MARKET FUNDS

The Funds are money market funds and seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Funds are designed to serve as short-term cash equivalent

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                        PROSPECTUS  91

investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Funds' investments, and money market instruments in general, and the Funds' intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Funds. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as ordinary income and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS TREATED THE SAME AS A SALE. A TRANSFER FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE SAME STI CLASSIC FUND SHOULD NOT BE A TAXABLE EVENT.

Each Fund will inform you of the amount of your ordinary income dividends and capital gain distributions shortly after the close of each calendar year.

Shareholders of the Money Market Funds should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Money Market Fund shares.

The Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Tax-Exempt Money Market Fund, Virginia Intermediate Municipal Bond Fund and Virginia Tax-Free Money Market Fund intend

DIVIDENDS, DISTRIBUTIONS AND TAXES



          92  PROSPECTUS

to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state's income tax, such distributions may be taxable in other states where the shareholder files tax returns.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

The Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund, the Short-Term Bond Fund, the Prime Quality Money Market Fund, the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund expect that some portion of each Fund's distribution will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                        PROSPECTUS  93

                      (This page intentionally left blank)

FINANCIAL HIGHLIGHTS



             94  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. There was no financial information for the Seix Floating Rate High Income Fund because that Fund did not begin operations until after March 31, 2006. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for the period ended May 31, 2004 for the North Carolina Tax-Exempt Bond Fund, the information for each of the three years (or periods) ended October 31, 2003 for the Core Bond Fund, Intermediate Bond Fund, Limited Duration Fund and Seix High Yield Fund and the information for the year ended May 31, 2001 for all other Funds, which has been audited by predecessor independent accounting firms, one of which has ceased operations. The Report of the Independent Registered Public Accounting Firm for each period shown along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for each such period. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

                                          NET ASSET                   NET REALIZED                   DIVIDENDS      DISTRIBUTIONS
                                            VALUE,         NET       AND UNREALIZED                     FROM            FROM
                                         BEGINNING OF   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   NET INVESTMENT     REALIZED
                                            PERIOD        INCOME     ON INVESTMENTS   OPERATIONS       INCOME       CAPITAL GAINS
                                         ------------   ----------   --------------   ----------   --------------   -------------
CORE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $10.12         0.41          (0.24)          0.17          (0.42)           (0.01)
    Period Ended March 31, 2005........     $10.30         0.15          (0.14)          0.01          (0.14)           (0.05)
    Year Ended October 31, 2004*.......     $10.31         0.31           0.23           0.54          (0.32)           (0.23)
    Year Ended October 31, 2003........     $10.00         0.30           0.35           0.65          (0.34)              --
    Year Ended October 31, 2002........     $10.34         0.42          (0.29)          0.13          (0.42)           (0.05)
    Year Ended October 31, 2001........     $ 9.66         0.59           0.70           1.29          (0.61)              --
FLORIDA TAX-EXEMPT BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $10.90         0.34          (0.03)          0.31          (0.34)           (0.05)
    Period Ended March 31, 2005**......     $10.93         0.26           0.10           0.36          (0.26)           (0.13)
    Year Ended May 31, 2004............     $11.69         0.32(a)       (0.56)(a)      (0.24)         (0.32)           (0.20)
    Year Ended May 31, 2003............     $10.95         0.40           0.79           1.19          (0.40)           (0.05)
    Year Ended May 31, 2002............     $10.79         0.40           0.22           0.62          (0.40)           (0.06)
    Year Ended May 31, 2001............     $10.06         0.44           0.73           1.17          (0.44)              --
GEORGIA TAX-EXEMPT BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $10.21         0.36(a)       (0.04)(a)       0.32          (0.36)           (0.01)
    Period Ended March 31, 2005**......     $10.24         0.28           0.20           0.48          (0.27)           (0.24)
    Year Ended May 31, 2004............     $10.89         0.34(a)       (0.58)(a)      (0.24)         (0.34)           (0.07)
    Year Ended May 31, 2003............     $10.29         0.38           0.60           0.98          (0.38)              --
    Year Ended May 31, 2002............     $10.10         0.39           0.19           0.58          (0.39)              --
    Year Ended May 31, 2001............     $ 9.50         0.40           0.60           1.00          (0.40)              --
HIGH INCOME FUND
  I SHARES
    Year Ended March 31, 2006..........     $ 7.38         0.55          (0.03)          0.52          (0.55)           (0.38)
    Period Ended March 31, 2005**......     $ 7.38         0.46           0.21           0.67          (0.46)           (0.21)
    Year Ended May 31, 2004............     $ 7.16         0.62(a)        0.22(a)        0.84          (0.62)              --
    Year Ended May 31, 2003............     $ 7.25         0.61          (0.09)          0.52          (0.61)              --
    Period Ended May 31, 2002(b).......     $ 7.37         0.39          (0.12)          0.27          (0.39)              --


                                             TOTAL
                                         DIVIDENDS AND
                                         DISTRIBUTIONS
                                         -------------
CORE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.43)
    Period Ended March 31, 2005........      (0.19)
    Year Ended October 31, 2004*.......      (0.55)
    Year Ended October 31, 2003........      (0.34)
    Year Ended October 31, 2002........      (0.47)
    Year Ended October 31, 2001........      (0.61)
FLORIDA TAX-EXEMPT BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.39)
    Period Ended March 31, 2005**......      (0.39)
    Year Ended May 31, 2004............      (0.52)
    Year Ended May 31, 2003............      (0.45)
    Year Ended May 31, 2002............      (0.46)
    Year Ended May 31, 2001............      (0.44)
GEORGIA TAX-EXEMPT BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.37)
    Period Ended March 31, 2005**......      (0.51)
    Year Ended May 31, 2004............      (0.41)
    Year Ended May 31, 2003............      (0.38)
    Year Ended May 31, 2002............      (0.39)
    Year Ended May 31, 2001............      (0.40)
HIGH INCOME FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.93)
    Period Ended March 31, 2005**......      (0.67)
    Year Ended May 31, 2004............      (0.62)
    Year Ended May 31, 2003............      (0.61)
    Period Ended May 31, 2002(b).......      (0.39)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Per share data calculated using average shares method.

(b) Commenced operations on October 3, 2001.

* Effective November 1, 2003, this Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

                                                                                                              CHANGE TO RATIO
                                                                                                             OF NET INVESTMENT
                                                                                         CHANGE TO NET       INCOME TO AVERAGE
                                                                      CHANGE TO           REALIZED AND           NET ASSETS
                                                                    NET INVESTMENT      UNREALIZED GAINS     ------------------
                                                                   INCOME PER SHARE    (LOSSES) PER SHARE         I SHARES
                                                                   ----------------    ------------------    ------------------
   Georgia Tax-Exempt Bond Fund................................         $ 0.01               $(0.01)                0.16%

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  95

                                                                                                 RATIO OF EXPENSES
                                                                            RATIO OF NET          TO AVERAGE NET
                                  NET ASSETS,        RATIO OF NET        INVESTMENT INCOME       ASSETS (EXCLUDING
    NET ASSET VALUE,     TOTAL       END OF          EXPENSES TO             TO AVERAGE             WAIVERS AND
      END OF PERIOD     RETURN+   PERIOD (000)   AVERAGE NET ASSETS++       NET ASSETS++         EXPENSE OFFSET)++
      -------------     -------   ------------   --------------------       ------------         -----------------
         $ 9.86           1.68%     $497,730             0.29%                  4.01%                   0.29%
         $10.12           0.09%     $176,537             0.37%                  3.12%                   0.37%
         $10.30           5.49%     $ 56,019             0.45%                  3.03%                   0.59%
         $10.31           6.58%     $ 33,662             0.45%                  3.10%                   0.51%
         $10.00           1.38%     $ 80,727             0.45%                  4.08%                   0.70%
         $10.34          13.82%     $ 52,034             0.45%                  5.85%                   0.70%
         $10.82           2.90%     $165,341             0.63%                  3.13%                   0.65%
         $10.90           3.31%     $157,500             0.67%                  2.84%                   0.71%
         $10.93          (2.07)%    $165,065             0.71%                  2.82%                   0.75%
         $11.69          11.13%     $147,423             0.71%                  3.54%                   0.75%
         $10.95           5.88%     $120,885             0.71%                  3.65%                   0.76%
         $10.79          11.84%     $107,867             0.71%                  4.19%                   0.76%
         $10.16           3.19%     $115,929             0.64%                  3.53%                   0.66%
         $10.21           4.73%     $ 96,503             0.67%                  3.31%                   0.71%
         $10.24          (2.18)%    $ 98,113             0.71%                  3.26%                   0.76%
         $10.89           9.64%     $ 98,866             0.71%                  3.55%                   0.76%
         $10.29           5.81%     $ 91,356             0.71%                  3.79%                   0.76%
         $10.10          10.67%     $ 85,880             0.71%                  4.03%                   0.77%
         $ 6.97           7.53%     $ 36,764             0.72%                  7.64%                   0.82%
         $ 7.38           9.31%     $ 51,318             0.73%                  7.47%                   0.87%
         $ 7.38          11.94%     $ 71,314             0.76%                  8.27%                   0.91%
         $ 7.16           8.19%     $100,852             0.78%                  8.95%                   0.93%
         $ 7.25           3.70%     $ 28,767             0.82%                  8.27%                   0.97%


       PORTFOLIO
     TURNOVER RATE+
     --------------
           236%
           150%
           330%
           463%
           502%
           492%
            90%
            66%
            56%
            62%
            91%
            59%
            43%
            52%
           100%
            17%
            23%
            21%
           208%
           191%
            49%
            20%
            59%

FINANCIAL HIGHLIGHTS


             96  PROSPECTUS

                                          NET ASSET                   NET REALIZED                   DIVIDENDS      DISTRIBUTIONS
                                            VALUE,         NET       AND UNREALIZED                     FROM            FROM
                                         BEGINNING OF   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   NET INVESTMENT     REALIZED
                                            PERIOD        INCOME     ON INVESTMENTS   OPERATIONS       INCOME       CAPITAL GAINS
                                         ------------   ----------   --------------   ----------   --------------   -------------
HIGH QUALITY BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $ 9.85         0.37          (0.22)          0.15          (0.35)              --
    Period Ended March 31, 2005*.......     $ 9.84         0.21           0.02           0.23          (0.21)           (0.01)
    Period Ended May 31, 2004 (b)......     $10.00         0.12(a)       (0.16)(a)      (0.04)         (0.12)              --
INTERMEDIATE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $10.08         0.38          (0.21)          0.17          (0.39)           (0.01)
    Period Ended March 31, 2005........     $10.37         0.14          (0.21)         (0.07)         (0.14)           (0.08)
    Year Ended October 31, 2004**......     $10.23         0.34           0.14           0.48          (0.34)              --
    Year Ended October 31, 2003........     $10.12         0.37           0.15           0.52          (0.41)              --
    Year Ended October 31, 2002........     $10.63         0.47          (0.23)          0.24          (0.50)           (0.25)
    Year Ended October 31, 2001........     $ 9.96         0.57           0.68           1.25          (0.58)              --
INVESTMENT GRADE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $10.51         0.42          (0.11)          0.31          (0.42)              --
    Period Ended March 31, 2005*.......     $10.31         0.29           0.19           0.48          (0.28)              --
    Year Ended May 31, 2004............     $10.94         0.35(a)       (0.60)(a)      (0.25)         (0.38)              --
    Year Ended May 31, 2003............     $10.24         0.40           0.76           1.16          (0.46)              --
    Year Ended May 31, 2002............     $10.23         0.51           0.01           0.52          (0.51)              --
    Year Ended May 31, 2001............     $ 9.58         0.61           0.65           1.26          (0.61)              --
INVESTMENT GRADE TAX-EXEMPT BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $11.45         0.33           0.01           0.34          (0.33)           (0.08)
    Period Ended March 31, 2005*.......     $11.44         0.23           0.20           0.43          (0.24)           (0.18)
    Year Ended May 31, 2004............     $12.01         0.27(a)       (0.32)(a)      (0.05)         (0.27)           (0.25)
    Year Ended May 31, 2003............     $11.57         0.30           0.90           1.20          (0.30)           (0.46)
    Year Ended May 31, 2002............     $11.38         0.34           0.46           0.80          (0.34)           (0.27)
    Year Ended May 31, 2001............     $10.67         0.44           0.71           1.15          (0.44)              --


                                             TOTAL
                                         DIVIDENDS AND
                                         DISTRIBUTIONS
                                         -------------
HIGH QUALITY BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.35)
    Period Ended March 31, 2005*.......      (0.22)
    Period Ended May 31, 2004 (b)......      (0.12)
INTERMEDIATE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.40)
    Period Ended March 31, 2005........      (0.22)
    Year Ended October 31, 2004**......      (0.34)
    Year Ended October 31, 2003........      (0.41)
    Year Ended October 31, 2002........      (0.75)
    Year Ended October 31, 2001........      (0.58)
INVESTMENT GRADE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.42)
    Period Ended March 31, 2005*.......      (0.28)
    Year Ended May 31, 2004............      (0.38)
    Year Ended May 31, 2003............      (0.46)
    Year Ended May 31, 2002............      (0.51)
    Year Ended May 31, 2001............      (0.61)
INVESTMENT GRADE TAX-EXEMPT BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.41)
    Period Ended March 31, 2005*.......      (0.42)
    Year Ended May 31, 2004............      (0.52)
    Year Ended May 31, 2003............      (0.76)
    Year Ended May 31, 2002............      (0.61)
    Year Ended May 31, 2001............      (0.44)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Per share data calculated using average shares method.

(b) Commenced operations on October 27, 2003.

* Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology is noted below:

                                                                                                                CHANGE TO RATIO
                                                                                                               OF NET INVESTMENT
                                                                                           CHANGE TO NET           INCOME TO
                                                                        CHANGE TO           REALIZED AND       AVERAGE NET ASSETS
                                                                      NET INVESTMENT      UNREALIZED GAINS     ------------------
                                                                     INCOME PER SHARE    (LOSSES) PER SHARE         I SHARES
                                                                     ----------------    ------------------    ------------------
      High Quality Bond Fund.....................................         $ 0.01               $(0.01)                 0.11%
      Investment Grade Bond Fund.................................           0.01                (0.01)                 0.18
      Investment Grade Tax-Exempt Bond Fund......................          (0.01)                0.01                 (0.08)

** Effective November 1, 2003, this Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  97

                                                                                                RATIO OF EXPENSES
                                                                           RATIO OF NET          TO AVERAGE NET
                                 NET ASSETS,        RATIO OF NET        INVESTMENT INCOME       ASSETS (EXCLUDING
    NET ASSET VALUE,    TOTAL       END OF          EXPENSES TO             TO AVERAGE             WAIVERS AND          PORTFOLIO
     END OF PERIOD     RETURN+   PERIOD (000)   AVERAGE NET ASSETS++       NET ASSETS++         EXPENSE OFFSET)++     TURNOVER RATE+
     -------------     -------   ------------   --------------------       ------------         -----------------     --------------
         $ 9.65          1.52%     $ 48,908             0.40%                  3.69%                   0.47%                 91%
         $ 9.85          2.30%     $ 38,535             0.66%                  2.51%                   0.90%                290%
         $ 9.84         (0.37)%    $ 25,506             0.65%                  2.09%                   0.92%                 31%
         $ 9.85          1.76%     $ 78,187             0.31%                  3.88%                   0.31%                154%
         $10.08         (0.75)%    $ 47,981             0.29%                  3.25%                   0.29%                 94%
         $10.37          4.73%     $ 35,848             0.45%                  3.25%                   0.59%                130%
         $10.23          5.16%     $ 28,689             0.45%                  3.42%                   0.56%                277%
         $10.12          2.47%     $ 40,284             0.45%                  4.63%                   0.73%                237%
         $10.63         12.87%     $ 26,192             0.45%                  5.50%                   0.76%                431%
         $10.40          2.94%     $480,024             0.65%                  3.91%                   0.65%                171%
         $10.51          4.71%     $602,995             0.78%                  3.31%                   0.80%                268%
         $10.31         (2.31)%    $578,345             0.82%                  3.29%                   0.84%                119%
         $10.94         11.61%     $821,342             0.81%                  3.92%                   0.83%                137%
         $10.24          5.18%     $886,471             0.81%                  4.81%                   0.83%                123%
         $10.23         13.55%     $860,073             0.81%                  6.17%                   0.84%                131%
         $11.38          2.92%     $300,986             0.64%                  2.84%                   0.64%                237%
         $11.45          3.74%     $259,542             0.77%                  2.36%                   0.80%                178%
         $11.44         (0.45)%    $205,266             0.81%                  2.33%                   0.84%                242%
         $12.01         10.80%     $185,485             0.81%                  2.57%                   0.84%                329%
         $11.57          7.15%     $149,200             0.81%                  2.93%                   0.84%                311%
         $11.38         10.93%     $134,139             0.81%                  3.93%                   0.85%                285%

FINANCIAL HIGHLIGHTS


             98  PROSPECTUS

                                          NET ASSET                   NET REALIZED                   DIVIDENDS      DISTRIBUTIONS
                                            VALUE,         NET       AND UNREALIZED                     FROM            FROM
                                         BEGINNING OF   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   NET INVESTMENT     REALIZED
                                            PERIOD        INCOME     ON INVESTMENTS   OPERATIONS       INCOME       CAPITAL GAINS
                                         ------------   ----------   --------------   ----------   --------------   -------------
LIMITED DURATION FUND
  I SHARES
    Year Ended March 31, 2006..........     $ 9.98         0.35           0.02           0.37          (0.36)              --
    Period Ended March 31, 2005........     $ 9.98         0.08             --           0.08          (0.08)              --*
    Year Ended October 31, 2004**......     $ 9.98         0.11             --           0.11          (0.11)              --
    Year Ended October 31, 2003........     $10.00         0.11          (0.02)          0.09          (0.11)              --
    Period Ended October 31, 2002(b)...     $10.00           --*            --             --*            --*              --
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
  I SHARES
    Year Ended March 31, 2006..........     $10.09         0.35          (0.15)          0.20          (0.41)              --
    Period Ended March 31, 2005***.....     $10.18         0.31          (0.08)          0.23          (0.32)              --
    Year Ended May 31, 2004............     $10.59         0.24(a)       (0.36)(a)      (0.12)         (0.29)              --
    Year Ended May 31, 2003............     $10.31         0.29(a)        0.42(a)        0.71          (0.42)           (0.01)
    Year Ended May 31, 2002............     $10.01         0.43           0.32           0.75          (0.43)           (0.02)
    Year Ended May 31, 2001............     $ 9.62         0.55           0.39           0.94          (0.55)              --
MARYLAND MUNICIPAL BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $10.27         0.38          (0.04)          0.34          (0.38)           (0.09)
    Period Ended March 31, 2005***.....     $10.27         0.30           0.10           0.40          (0.31)           (0.09)
    Year Ended May 31, 2004............     $10.94         0.36(a)       (0.47)(a)      (0.11)         (0.36)           (0.20)
    Year Ended May 31, 2003............     $10.32         0.37           0.63           1.00          (0.37)           (0.01)
    Year Ended May 31, 2002............     $10.12         0.38           0.20           0.58          (0.38)              --
    Year Ended May 31, 2001............     $ 9.46         0.42           0.66           1.08          (0.42)              --
NORTH CAROLINA TAX-EXEMPT BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $ 9.87         0.31           0.03           0.34          (0.31)              --
    Period Ended March 31, 2005***.....     $ 9.76         0.25           0.14           0.39          (0.25)           (0.03)
    Period Ended May 31, 2004(c).......     $10.00         0.09          (0.24)         (0.15)         (0.09)              --
SEIX FLOATING RATE HIGH INCOME FUND
  I SHARES
    Period Ended March 31, 2006(d).....     $10.00         0.04          (0.04)            --          (0.04)              --


                                             TOTAL
                                         DIVIDENDS AND
                                         DISTRIBUTIONS
                                         -------------
LIMITED DURATION FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.36)
    Period Ended March 31, 2005........      (0.08)
    Year Ended October 31, 2004**......      (0.11)
    Year Ended October 31, 2003........      (0.11)
    Period Ended October 31, 2002(b)...         --*
LIMITED-TERM FEDERAL MORTGAGE SECURITIE
  I SHARES
    Year Ended March 31, 2006..........      (0.41)
    Period Ended March 31, 2005***.....      (0.32)
    Year Ended May 31, 2004............      (0.29)
    Year Ended May 31, 2003............      (0.43)
    Year Ended May 31, 2002............      (0.45)
    Year Ended May 31, 2001............      (0.55)
MARYLAND MUNICIPAL BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.47)
    Period Ended March 31, 2005***.....      (0.40)
    Year Ended May 31, 2004............      (0.56)
    Year Ended May 31, 2003............      (0.38)
    Year Ended May 31, 2002............      (0.38)
    Year Ended May 31, 2001............      (0.42)
NORTH CAROLINA TAX-EXEMPT BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.31)
    Period Ended March 31, 2005***.....      (0.28)
    Period Ended May 31, 2004(c).......      (0.09)
SEIX FLOATING RATE HIGH INCOME FUND
  I SHARES
    Period Ended March 31, 2006(d).....      (0.04)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Per share data calculated using average shares method.

(b) Commenced operations on October 25, 2002.

(c) Commenced operations on January 8, 2004.

(d) Commenced operations on March 2, 2006.

(e) Amounts are not meaningful due to the short period of operations.

*   Amount less than $0.005.

** Effective November 1, 2003, this Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

*** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology is noted below:

                                                                                                              CHANGE TO RATIO
                                                                                                             OF NET INVESTMENT
                                                                                         CHANGE TO NET           INCOME TO
                                                                      CHANGE TO           REALIZED AND       AVERAGE NET ASSETS
                                                                    NET INVESTMENT      UNREALIZED GAINS     ------------------
                                                                   INCOME PER SHARE    (LOSSES) PER SHARE         I SHARES
                                                                   ----------------    ------------------    ------------------
   Limited-Term Federal Mortgage Securities Fund...............         $ 0.04               $(0.04)                0.47%
   Maryland Municipal Bond Fund................................          (0.01)                0.01                (0.07)
   North Carolina Tax-Exempt Bond Fund.........................          (0.02)                0.02                (0.20)

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  99

                                                                                                RATIO OF EXPENSES
                                                                           RATIO OF NET          TO AVERAGE NET
                                 NET ASSETS,        RATIO OF NET        INVESTMENT INCOME       ASSETS (EXCLUDING
    NET ASSET VALUE,    TOTAL       END OF          EXPENSES TO             TO AVERAGE             WAIVERS AND          PORTFOLIO
     END OF PERIOD     RETURN+   PERIOD (000)   AVERAGE NET ASSETS++       NET ASSETS++         EXPENSE OFFSET)++     TURNOVER RATE+
     -------------     -------   ------------   --------------------       ------------         -----------------     --------------
         $ 9.99          3.73%     $ 58,887             0.15%                   3.39%                  0.15%                 94%
         $ 9.98          0.84%     $ 83,315             0.16%                   2.12%                  0.16%                 12%
         $ 9.98          1.09%     $129,259             0.20%                   1.04%                  0.26%                101%
         $ 9.98          0.92%     $146,513             0.20%                   1.10%                  0.26%                244%
         $10.00            --(e)   $ 12,298               --(e)                   --(e)                  --(e)               --(e)

         $ 9.88          2.04%     $369,991             0.61%                   3.41%                  0.63%                 81%
         $10.09          2.26%     $407,543             0.66%                   3.60%                  0.71%                 41%
         $10.18         (1.10)%    $435,446             0.70%                   2.32%                  0.75%                146%
         $10.59          6.99%     $320,718             0.70%                   2.79%                  0.75%                117%
         $10.31          7.53%     $164,624             0.70%                   3.72%                  0.75%                410%
         $10.01         10.02%     $107,674             0.70%                   5.62%                  0.76%                532%

         $10.14          3.34%     $ 32,699             0.66%                   3.68%                  0.68%                 55%
         $10.27          3.87%     $ 31,046             0.64%                   3.49%                  0.72%                 30%
         $10.27         (1.06)%    $ 29,735             0.72%                   3.39%                  0.80%                 15%
         $10.94          9.85%     $ 30,501             0.70%                   3.47%                  0.78%                 31%
         $10.32          5.80%     $ 33,668             0.71%                   3.69%                  0.79%                 45%
         $10.12         11.59%     $ 26,526             0.72%                   4.16%                  0.82%                 42%

         $ 9.90          3.51%     $ 41,276             0.68%                   3.14%                  0.70%                 85%
         $ 9.87          3.97%     $ 40,798             0.75%                   2.78%                  0.82%                 32%
         $ 9.76         (1.52)%    $ 32,757             0.75%                   2.45%                  2.30%                 20%

         $ 9.96          0.02%     $106,405             0.56%                   5.24%                  0.80%                  9%

FINANCIAL HIGHLIGHTS


            100  PROSPECTUS

                                          NET ASSET                   NET REALIZED                   DIVIDENDS      DISTRIBUTIONS
                                            VALUE,         NET       AND UNREALIZED                     FROM            FROM
                                         BEGINNING OF   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   NET INVESTMENT     REALIZED
                                            PERIOD        INCOME     ON INVESTMENTS   OPERATIONS       INCOME       CAPITAL GAINS
                                         ------------   ----------   --------------   ----------   --------------   -------------
SEIX HIGH YIELD FUND
  I SHARES
    Year Ended March 31, 2006..........     $10.94         0.68          (0.10)          0.58          (0.68)           (0.15)
    Period Ended March 31, 2005........     $11.42         0.29          (0.35)         (0.06)         (0.29)           (0.13)
    Year Ended October 31, 2004*.......     $11.09         0.72           0.35           1.07          (0.72)           (0.02)
    Year Ended October 31, 2003........     $10.17         0.68           0.92           1.60          (0.68)              --
    Year Ended October 31, 2002........     $10.40         0.63          (0.20)          0.43          (0.63)           (0.03)
    Period Ended October 31, 2001(b)...     $10.00         0.64           0.36           1.00          (0.60)              --
SHORT-TERM BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $ 9.73         0.32          (0.01)          0.31          (0.33)              --
    Period Ended March 31, 2005**......     $ 9.84         0.20          (0.11)          0.09          (0.20)              --
    Year Ended May 31, 2004............     $10.04         0.24(a)       (0.19)(a)       0.05          (0.25)              --
    Year Ended May 31, 2003............     $10.01         0.33           0.03           0.36          (0.33)              --
    Year Ended May 31, 2002............     $10.04         0.46          (0.03)          0.43          (0.46)              --
    Year Ended May 31, 2001............     $ 9.65         0.56           0.39           0.95          (0.56)              --
SHORT-TERM U.S. TREASURY SECURITIES FUND
  I SHARES
    Year Ended March 31, 2006..........     $ 9.91         0.28          (0.11)          0.17          (0.28)              --
    Period Ended March 31, 2005**......     $10.11         0.14          (0.11)          0.03          (0.14)           (0.09)
    Year Ended May 31, 2004............     $10.36         0.14(a)       (0.13)(a)       0.01          (0.14)           (0.12)
    Year Ended May 31, 2003............     $10.20         0.22           0.22           0.44          (0.22)           (0.06)
    Year Ended May 31, 2002............     $10.13         0.37           0.10           0.47          (0.37)           (0.03)
    Year Ended May 31, 2001............     $ 9.85         0.49           0.28           0.77          (0.49)              --
STRATEGIC INCOME FUND
  I SHARES
    Year Ended March 31, 2006..........     $10.24         0.43(a)       (0.41)(a)       0.02          (0.44)           (0.18)
    Period Ended March 31, 2005**......     $ 9.81         0.39(a)        0.49(a)        0.88          (0.39)           (0.06)
    Year Ended May 31, 2004............     $ 9.99         0.55(a)       (0.14)(a)       0.41          (0.53)           (0.06)
    Year Ended May 31, 2003............     $ 9.80         0.61           0.20           0.81          (0.62)              --
    Period Ended May 31, 2002(c).......     $10.00         0.27          (0.20)          0.07          (0.27)              --
TOTAL RETURN BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $ 9.97         0.38          (0.25)          0.13          (0.40)              --
    Period Ended March 31, 2005**......     $ 9.81         0.31           0.16           0.47          (0.31)              --
    Period Ended May 31, 2004(d).......     $10.00         0.19(a)       (0.18)(a)       0.01          (0.20)              --


                                             TOTAL
                                         DIVIDENDS AND
                                         DISTRIBUTIONS
                                         -------------
SEIX HIGH YIELD FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.83)
    Period Ended March 31, 2005........      (0.42)
    Year Ended October 31, 2004*.......      (0.74)
    Year Ended October 31, 2003........      (0.68)
    Year Ended October 31, 2002........      (0.66)
    Period Ended October 31, 2001(b)...      (0.60)
SHORT-TERM BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.33)
    Period Ended March 31, 2005**......      (0.20)
    Year Ended May 31, 2004............      (0.25)
    Year Ended May 31, 2003............      (0.33)
    Year Ended May 31, 2002............      (0.46)
    Year Ended May 31, 2001............      (0.56)
SHORT-TERM U.S. TREASURY SECURITIES FUN
  I SHARES
    Year Ended March 31, 2006..........      (0.28)
    Period Ended March 31, 2005**......      (0.23)
    Year Ended May 31, 2004............      (0.26)
    Year Ended May 31, 2003............      (0.28)
    Year Ended May 31, 2002............      (0.40)
    Year Ended May 31, 2001............      (0.49)
STRATEGIC INCOME FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.62)
    Period Ended March 31, 2005**......      (0.45)
    Year Ended May 31, 2004............      (0.59)
    Year Ended May 31, 2003............      (0.62)
    Period Ended May 31, 2002(c).......      (0.27)
TOTAL RETURN BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.40)
    Period Ended March 31, 2005**......      (0.31)
    Period Ended May 31, 2004(d).......      (0.20)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Per share data calculated using average shares method.

(b) Commenced operations on December 29, 2000.

(c) Commenced operations on November 30, 2001.

(d) Commenced operations on October 15, 2003.

* Effective November 1, 2003, this Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology is noted below:

                                                                                                                CHANGE TO RATIO
                                                                                                               OF NET INVESTMENT
                                                                                           CHANGE TO NET           INCOME TO
                                                                        CHANGE TO           REALIZED AND       AVERAGE NET ASSETS
                                                                      NET INVESTMENT      UNREALIZED GAINS     ------------------
                                                                     INCOME PER SHARE    (LOSSES) PER SHARE         I SHARES
                                                                     ----------------    ------------------    ------------------
      Seix High Yield Fund.......................................         $0.01                $(0.01)               0.06%

** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

                                                                                                              CHANGE TO RATIO
                                                                                                             OF NET INVESTMENT
                                                                                         CHANGE TO NET           INCOME TO
                                                                      CHANGE TO           REALIZED AND       AVERAGE NET ASSETS
                                                                    NET INVESTMENT      UNREALIZED GAINS     ------------------
                                                                   INCOME PER SHARE    (LOSSES) PER SHARE         I SHARES
                                                                   ----------------    ------------------    ------------------
   Short-Term Bond Fund........................................         $ 0.01               $(0.01)                0.08%
   Strategic Income Fund.......................................           0.01                (0.01)                0.22
   Total Return Bond Fund......................................           0.01                (0.01)                0.20

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  101

                                                                                                RATIO OF EXPENSES
                                                                           RATIO OF NET          TO AVERAGE NET
                                 NET ASSETS,        RATIO OF NET        INVESTMENT INCOME       ASSETS (EXCLUDING
    NET ASSET VALUE,    TOTAL       END OF          EXPENSES TO             TO AVERAGE             WAIVERS AND          PORTFOLIO
     END OF PERIOD     RETURN+   PERIOD (000)   AVERAGE NET ASSETS++       NET ASSETS++         EXPENSE OFFSET)++     TURNOVER RATE+
     -------------     -------   ------------   --------------------       ------------         -----------------     --------------
         $10.69          5.37%    $1,217,679            0.49%                   6.20%                  0.50%                 95%
         $10.94         (0.53)%   $1,391,879            0.51%                   6.22%                  0.57%                 42%
         $11.42          9.97%    $1,689,327            0.55%                   6.48%                  0.64%                 73%
         $11.09         16.10%    $1,057,993            0.55%                   6.67%                  0.67%                108%
         $10.17          4.21%    $   82,017            0.55%                   6.80%                  1.07%                 97%
         $10.40         10.14%    $    4,641            0.55%                   7.33%                  3.98%                466%
         $ 9.71          3.24%    $  281,282            0.55%                   3.32%                  0.57%                 94%
         $ 9.73          0.96%    $  288,502            0.66%                   2.48%                  0.71%                 64%
         $ 9.84          0.45%    $  282,188            0.70%                   2.42%                  0.75%                 66%
         $10.04          3.70%    $  302,708            0.70%                   3.34%                  0.75%                 89%
         $10.01          4.29%    $  305,884            0.70%                   4.48%                  0.75%                142%
         $10.04         10.13%    $  215,458            0.70%                   5.71%                  0.76%                 87%
         $ 9.80          1.70%    $   54,991            0.58%                   2.79%                  0.63%                151%
         $ 9.91          0.35%    $   69,935            0.65%                   1.68%                  0.71%                 82%
         $10.11          0.11%    $   92,371            0.70%                   1.36%                  0.76%                131%
         $10.36          4.31%    $  121,617            0.69%                   2.07%                  0.75%                140%
         $10.20          4.69%    $  107,169            0.70%                   3.57%                  0.76%                117%
         $10.13          8.02%    $   88,398            0.71%                   4.95%                  0.78%                 87%
         $ 9.64          0.19%    $  243,102            0.76%                   4.35%                  0.79%                317%
         $10.24          9.10%    $  196,921            0.86%                   4.55%                  0.96%                305%
         $ 9.81          4.15%    $   98,570            0.90%                   5.53%                  1.00%                 95%
         $ 9.99          8.73%    $   61,906            0.91%                   6.39%                  1.01%                 52%
         $ 9.80          0.74%    $   43,717            0.94%                   6.07%                  1.04%                 43%
         $ 9.70          1.31%    $   61,966            0.52%                   3.88%                  0.55%                231%
         $ 9.97          4.86%    $   57,761            0.58%                   3.42%                  0.74%                308%
         $ 9.81          0.03%    $   15,553            0.56%                   3.05%                  0.90%                121%

FINANCIAL HIGHLIGHTS


            102  PROSPECTUS

                                         NET ASSET                   NET REALIZED                   DIVIDENDS      DISTRIBUTIONS
                                           VALUE,         NET       AND UNREALIZED                     FROM            FROM
                                        BEGINNING OF   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   NET INVESTMENT     REALIZED
                                           PERIOD        INCOME     ON INVESTMENTS   OPERATIONS       INCOME       CAPITAL GAINS
                                        ------------   ----------   --------------   ----------   --------------   -------------
ULTRA-SHORT BOND FUND(1)
  I SHARES
    Year Ended March 31, 2006........      $10.00         0.36          (0.04)          0.32          (0.36)              --
    Period Ended March 31, 2005**....      $10.05         0.15          (0.05)          0.10          (0.15)              --
    Year Ended May 31, 2004..........      $10.10         0.15(a)       (0.05)(a)       0.10          (0.15)              --
    Year Ended May 31, 2003..........      $10.00         0.20           0.10           0.30          (0.20)              --*
    Period Ended May 31, 2002(b).....      $10.00         0.05             --           0.05          (0.05)              --
U.S. GOVERNMENT SECURITIES FUND
  I SHARES
    Year Ended March 31, 2006........      $10.42         0.37          (0.20)          0.17          (0.40)              --
    Period Ended March 31, 2005**....      $10.35         0.29           0.09           0.38          (0.31)              --
    Year Ended May 31, 2004..........      $10.93         0.31(a)       (0.50)(a)      (0.19)         (0.35)           (0.04)
    Year Ended May 31, 2003..........      $10.47         0.44           0.51           0.95          (0.46)           (0.03)
    Year Ended May 31, 2002..........      $10.38         0.54           0.26           0.80          (0.54)           (0.17)
    Year Ended May 31, 2001..........      $ 9.86         0.58           0.52           1.10          (0.58)              --
U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND(1)
  I SHARES
    Year Ended March 31, 2006........      $ 9.90         0.36          (0.06)          0.30          (0.35)              --
    Period Ended March 31, 2005**....      $ 9.95         0.20          (0.05)          0.15          (0.20)              --
    Year Ended May 31, 2004..........      $10.00         0.15(a)       (0.05)(a)       0.10          (0.15)              --
    Year Ended May 31, 2003..........      $ 9.95         0.20           0.06           0.26          (0.20)           (0.01)
    Period Ended May 31, 2002(c).....      $ 9.95         0.05             --           0.05          (0.05)              --
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
  I SHARES
    Year Ended March 31, 2006........      $10.11         0.34          (0.03)          0.31          (0.34)           (0.07)
    Period Ended March 31, 2005**....      $10.15         0.28           0.05           0.33          (0.28)           (0.09)
    Year Ended May 31, 2004..........      $10.68         0.34(a)       (0.44)(a)      (0.10)         (0.34)           (0.09)
    Year Ended May 31, 2003..........      $10.29         0.36           0.49           0.85          (0.36)           (0.10)
    Year Ended May 31, 2002..........      $10.14         0.40           0.15           0.55          (0.40)              --
    Year Ended May 31, 2001..........      $ 9.58         0.42           0.56           0.98          (0.42)              --


                                           TOTAL
                                       DIVIDENDS AND
                                       DISTRIBUTIONS
                                       -------------
ULTRA-SHORT BOND FUND(1)
  I SHARES
    Year Ended March 31, 2006........      (0.36)
    Period Ended March 31, 2005**....      (0.15)
    Year Ended May 31, 2004..........      (0.15)
    Year Ended May 31, 2003..........      (0.20)
    Period Ended May 31, 2002(b).....      (0.05)
U.S. GOVERNMENT SECURITIES FUND
  I SHARES
    Year Ended March 31, 2006........      (0.40)
    Period Ended March 31, 2005**....      (0.31)
    Year Ended May 31, 2004..........      (0.39)
    Year Ended May 31, 2003..........      (0.49)
    Year Ended May 31, 2002..........      (0.71)
    Year Ended May 31, 2001..........      (0.58)
U.S. GOVERNMENT SECURITIES ULTRA-SHOR
  I SHARES
    Year Ended March 31, 2006........      (0.35)
    Period Ended March 31, 2005**....      (0.20)
    Year Ended May 31, 2004..........      (0.15)
    Year Ended May 31, 2003..........      (0.21)
    Period Ended May 31, 2002(c).....      (0.05)
VIRGINIA INTERMEDIATE MUNICIPAL BOND
  I SHARES
    Year Ended March 31, 2006........      (0.41)
    Period Ended March 31, 2005**....      (0.37)
    Year Ended May 31, 2004..........      (0.43)
    Year Ended May 31, 2003..........      (0.46)
    Year Ended May 31, 2002..........      (0.40)
    Year Ended May 31, 2001..........      (0.42)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(1) Financial Highlights per share amounts for the U.S. Government Securities Ultra-Short Bond Fund and the Ultra-Short Bond Fund have been restated for a 4.974874:1 reverse stock split and 5:1 reverse stock split, respectively, which occurred on April 1, 2005, for the periods ended March 31, 2005, May 31, 2004, May 31, 2003 and May 31, 2002.

(a) Per share data calculated using average shares method.

(b) Commenced operations on April 15, 2002.

(c) Commenced operations on April 11, 2002.

*   Amount less than $0.005.

** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

                                                                                                                CHANGE TO RATIO
                                                                                                               OF NET INVESTMENT
                                                                                           CHANGE TO NET           INCOME TO
                                                                        CHANGE TO           REALIZED AND       AVERAGE NET ASSETS
                                                                      NET INVESTMENT      UNREALIZED GAINS     ------------------
                                                                     INCOME PER SHARE    (LOSSES) PER SHARE         I SHARES
                                                                     ----------------    ------------------    ------------------
      U.S. Government Securities Fund............................         $0.02                $(0.02)                0.23%
      U.S. Government Securities Ultra-Short Bond Fund(1)........          0.05                 (0.05)                0.24

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  103

                                                                                                RATIO OF EXPENSES
                                                                           RATIO OF NET          TO AVERAGE NET
                                 NET ASSETS,        RATIO OF NET        INVESTMENT INCOME       ASSETS (EXCLUDING
    NET ASSET VALUE,    TOTAL       END OF          EXPENSES TO             TO AVERAGE             WAIVERS AND          PORTFOLIO
     END OF PERIOD     RETURN+   PERIOD (000)   AVERAGE NET ASSETS++       NET ASSETS++         EXPENSE OFFSET)++     TURNOVER RATE+
     -------------     -------   ------------   --------------------       ------------         -----------------     --------------
         $ 9.96          3.23%     $245,257             0.30%                  3.61%                  0.37%                114%
         $10.00          1.22%     $ 74,259             0.31%                  1.89%                  0.81%                 44%
         $10.05          1.01%     $112,453             0.31%                  1.50%                  0.86%                 83%
         $10.10          3.16%     $146,590             0.31%                  1.84%                  0.86%                 56%
         $10.00          0.30%     $ 33,730             0.36%                  2.44%                  0.91%                 30%
         $10.19          1.66%     $316,475             0.65%                  3.63%                  0.65%                118%
         $10.42          3.74%     $319,058             0.77%                  3.41%                  0.80%                 64%
         $10.35         (1.77)%    $298,997             0.81%                  2.95%                  0.84%                240%
         $10.93          9.25%     $258,585             0.81%                  4.00%                  0.84%                150%
         $10.47          7.90%     $168,609             0.82%                  5.09%                  0.85%                262%
         $10.38         11.41%     $148,666             0.81%                  5.66%                  0.85%                207%
         $ 9.85          3.12%     $ 42,616             0.29%                  3.41%                  0.47%                126%
         $ 9.90          1.36%     $ 49,623             0.18%                  2.02%                  0.71%                 42%
         $ 9.95          1.01%     $ 77,360             0.24%                  1.25%                  0.77%                109%
         $10.00          2.80%     $ 95,277             0.23%                  1.76%                  0.76%                 87%
         $ 9.95          0.32%     $ 28,138             0.30%                  2.42%                  0.83%                 34%
         $10.01          3.05%     $169,743             0.65%                  3.33%                  0.66%                 54%
         $10.11          3.21%     $176,959             0.71%                  3.23%                  0.71%                 46%
         $10.15         (1.00)%    $181,558             0.75%                  3.23%                  0.75%                 26%
         $10.68          8.43%     $206,432             0.75%                  3.45%                  0.75%                 30%
         $10.29          5.52%     $191,406             0.75%                  3.86%                  0.75%                 33%
         $10.14         10.39%     $194,849             0.73%                  4.23%                  0.75%                 32%

FINANCIAL HIGHLIGHTS


            104  PROSPECTUS

                                          NET ASSET                   NET REALIZED                   DIVIDENDS      DISTRIBUTIONS
                                            VALUE,         NET       AND UNREALIZED                     FROM            FROM
                                         BEGINNING OF   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   NET INVESTMENT     REALIZED
                                            PERIOD        INCOME     ON INVESTMENTS   OPERATIONS       INCOME       CAPITAL GAINS
                                         ------------   ----------   --------------   ----------   --------------   -------------
PRIME QUALITY MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006..........     $1.00          0.03              --           0.03          (0.03)             --
    Period Ended March 31, 2005**......     $1.00          0.01              --           0.01          (0.01)             --
    Year Ended May 31, 2004............     $1.00          0.01              --           0.01          (0.01)             --*
    Year Ended May 31, 2003............     $1.00          0.01              --           0.01          (0.01)             --*
    Year Ended May 31, 2002............     $1.00          0.02              --           0.02          (0.02)             --
    Year Ended May 31, 2001............     $1.00          0.06              --           0.06          (0.06)             --
TAX-EXEMPT MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006..........     $1.00          0.02              --           0.02          (0.02)             --*
    Period Ended March 31, 2005**......     $1.00          0.01              --           0.01          (0.01)             --*
    Year Ended May 31, 2004............     $1.00            --*             --             --*            --*             --*
    Year Ended May 31, 2003............     $1.00          0.01              --           0.01          (0.01)             --*
    Year Ended May 31, 2002............     $1.00          0.01              --           0.01          (0.01)             --*
    Year Ended May 31, 2001............     $1.00          0.03              --           0.03          (0.03)             --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006..........     $1.00          0.03              --           0.03          (0.03)             --
    Period Ended March 31, 2005**......     $1.00          0.01              --           0.01          (0.01)             --
    Year Ended May 31, 2004............     $1.00            --*             --             --*            --*             --
    Year Ended May 31, 2003............     $1.00          0.01              --           0.01          (0.01)             --
    Year Ended May 31, 2002............     $1.00          0.02              --           0.02          (0.02)             --
    Year Ended May 31, 2001............     $1.00          0.05              --           0.05          (0.05)             --
U.S. TREASURY MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006..........     $1.00          0.03              --           0.03          (0.03)             --
    Period Ended March 31, 2005**......     $1.00          0.01              --           0.01          (0.01)             --
    Year Ended May 31, 2004............     $1.00            --*             --             --*            --*             --*
    Year Ended May 31, 2003............     $1.00          0.01              --           0.01          (0.01)             --*
    Year Ended May 31, 2002............     $1.00          0.02              --           0.02          (0.02)             --
    Year Ended May 31, 2001............     $1.00          0.05              --           0.05          (0.05)             --
VIRGINIA TAX-FREE MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006..........     $1.00          0.02              --           0.02          (0.02)             --*
    Period Ended March 31, 2005**......     $1.00          0.01              --           0.01          (0.01)             --*
    Year Ended May 31, 2004............     $1.00          0.01              --           0.01          (0.01)             --*
    Year Ended May 31, 2003............     $1.00          0.01              --           0.01          (0.01)             --*
    Year Ended May 31, 2002............     $1.00          0.01              --           0.01          (0.01)             --*
    Year Ended May 31, 2001............     $1.00          0.03              --           0.03          (0.03)             --


                                             TOTAL
                                         DIVIDENDS AND
                                         DISTRIBUTIONS
                                         -------------
PRIME QUALITY MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.03)
    Period Ended March 31, 2005**......      (0.01)
    Year Ended May 31, 2004............      (0.01)
    Year Ended May 31, 2003............      (0.01)
    Year Ended May 31, 2002............      (0.02)
    Year Ended May 31, 2001............      (0.06)
TAX-EXEMPT MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.02)
    Period Ended March 31, 2005**......      (0.01)
    Year Ended May 31, 2004............         --*
    Year Ended May 31, 2003............      (0.01)
    Year Ended May 31, 2002............      (0.01)
    Year Ended May 31, 2001............      (0.03)
U.S. GOVERNMENT SECURITIES MONEY MARKET
  I SHARES
    Year Ended March 31, 2006..........      (0.03)
    Period Ended March 31, 2005**......      (0.01)
    Year Ended May 31, 2004............         --*
    Year Ended May 31, 2003............      (0.01)
    Year Ended May 31, 2002............      (0.02)
    Year Ended May 31, 2001............      (0.05)
U.S. TREASURY MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.03)
    Period Ended March 31, 2005**......      (0.01)
    Year Ended May 31, 2004............         --*
    Year Ended May 31, 2003............      (0.01)
    Year Ended May 31, 2002............      (0.02)
    Year Ended May 31, 2001............      (0.05)
VIRGINIA TAX-FREE MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.02)
    Period Ended March 31, 2005**......      (0.01)
    Year Ended May 31, 2004............      (0.01)
    Year Ended May 31, 2003............      (0.01)
    Year Ended May 31, 2002............      (0.01)
    Year Ended May 31, 2001............      (0.03)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

*   Amount less than $0.005 per share.

** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds.

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  105

                                                                                                RATIO OF EXPENSES
                                                                           RATIO OF NET          TO AVERAGE NET
                                 NET ASSETS,        RATIO OF NET        INVESTMENT INCOME       ASSETS (EXCLUDING
    NET ASSET VALUE,    TOTAL       END OF          EXPENSES TO             TO AVERAGE             WAIVERS AND
     END OF PERIOD     RETURN+   PERIOD (000)   AVERAGE NET ASSETS++       NET ASSETS++         EXPENSE OFFSET)++
     -------------     -------   ------------   --------------------       ------------         -----------------
         $1.00           3.25%    $2,976,881            0.58%                  3.19%                   0.61%
         $1.00           1.13%    $3,173,794            0.60%                  1.34%                   0.71%
         $1.00           0.52%    $3,477,598            0.63%                  0.52%                   0.74%
         $1.00           1.17%    $4,284,266            0.63%                  1.14%                   0.74%
         $1.00           2.29%    $3,907,203            0.63%                  2.22%                   0.74%
         $1.00           5.75%    $3,728,371            0.63%                  5.57%                   0.75%
         $1.00           2.27%    $1,172,717            0.50%                  2.25%                   0.53%
         $1.00           0.90%    $  936,272            0.51%                  1.04%                   0.61%
         $1.00           0.48%    $  978,548            0.55%                  0.46%                   0.64%
         $1.00           0.81%    $1,088,415            0.54%                  0.79%                   0.64%
         $1.00           1.38%    $  907,827            0.55%                  1.39%                   0.65%
         $1.00           3.47%    $1,080,362            0.54%                  3.40%                   0.65%
         $1.00           3.07%    $  413,893            0.62%                  2.99%                   0.65%
         $1.00           1.03%    $  517,253            0.62%                  1.24%                   0.71%
         $1.00           0.43%    $  615,324            0.66%                  0.43%                   0.75%
         $1.00           1.01%    $  992,560            0.65%                  1.00%                   0.74%
         $1.00           2.25%    $  997,759            0.66%                  2.17%                   0.75%
         $1.00           5.56%    $  805,285            0.65%                  5.29%                   0.75%
         $1.00           2.99%    $1,650,172            0.60%                  2.98%                   0.63%
         $1.00           0.99%    $1,407,783            0.62%                  1.19%                   0.71%
         $1.00           0.37%    $1,233,565            0.66%                  0.32%                   0.75%
         $1.00           0.88%    $1,080,779            0.65%                  0.81%                   0.74%
         $1.00           1.96%    $  871,946            0.65%                  1.90%                   0.74%
         $1.00           5.36%    $  733,768            0.66%                  5.23%                   0.76%
         $1.00           2.33%    $  226,319            0.46%                  2.28%                   0.46%
         $1.00           0.94%    $  177,377            0.46%                  1.07%                   0.46%
         $1.00           0.56%    $  173,959            0.50%                  0.51%                   0.50%
         $1.00           0.85%    $  219,701            0.49%                  0.84%                   0.49%
         $1.00           1.44%    $  240,681            0.50%                  1.45%                   0.50%
         $1.00           3.51%    $  226,188            0.50%                  3.45%                   0.50%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:
STI Classic Funds
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.


STI CLASSIC FUNDS

                                                        STI CLASSIC FUNDS
                                                            I Shares
                                                           PROSPECTUS

STI CLASSIC EQUITY FUNDS

    EQUITY FUNDS
    Aggressive Growth Stock Fund
    Capital Appreciation Fund
    Emerging Growth Stock Fund
    International Equity Fund
    International Equity Index Fund
    Large Cap Quantitative Equity Fund (formerly Strategic Quantitative Equity
    Fund)
    Large Cap Relative Value Fund
    Large Cap Value Equity Fund
    Mid-Cap Equity Fund
    Mid-Cap Value Equity Fund
    Quality Growth Stock Fund
    Small Cap Growth Stock Fund
    Small Cap Quantitative Equity Fund
    Small Cap Value Equity Fund

    ASSET ALLOCATION FUNDS
    Balanced Fund
    Life Vision Aggressive Growth Fund
    Life Vision Conservative Fund
    Life Vision Growth and Income Fund
    Life Vision Moderate Growth Fund
    Life Vision Target Date 2015 Fund
    Life Vision Target Date 2025 Fund
    Life Vision Target Date 2035 Fund

Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")

Investment Subadviser: Zevenbergen Capital Investments LLC (the "Subadviser")
         (Aggressive Growth Stock Fund and Emerging Growth Stock Fund)



                                                     August 1, 2006

                                        The Securities and Exchange Commission
                                        has not approved or disapproved these
                                        securities or passed upon the adequacy
                                        of this prospectus. Any representation
                                        to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the Equity Funds ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

 2      AGGRESSIVE GROWTH STOCK FUND

 5      CAPITAL APPRECIATION FUND

 8      EMERGING GROWTH STOCK FUND

 11     INTERNATIONAL EQUITY FUND

 14     INTERNATIONAL EQUITY INDEX FUND

 17     LARGE CAP QUANTITATIVE EQUITY FUND

 20     LARGE CAP RELATIVE VALUE FUND

 23     LARGE CAP VALUE EQUITY FUND

 26     MID-CAP EQUITY FUND

 29     MID-CAP VALUE EQUITY FUND

 32     QUALITY GROWTH STOCK FUND

 35     SMALL CAP GROWTH STOCK FUND

 38     SMALL CAP QUANTITATIVE EQUITY FUND

 40     SMALL CAP VALUE EQUITY FUND

 43     BALANCED FUND

 47     LIFE VISION AGGRESSIVE GROWTH FUND

 50     LIFE VISION CONSERVATIVE FUND

 54     LIFE VISION GROWTH AND INCOME FUND

 58     LIFE VISION MODERATE GROWTH FUND

 62     LIFE VISION TARGET DATE 2015 FUND

 65     LIFE VISION TARGET DATE 2025 FUND

 68     LIFE VISION TARGET DATE 2035 FUND

 71     MORE INFORMATION ABOUT RISK

 75     MORE INFORMATION ABOUT FUND INVESTMENTS

 75     INFORMATION ABOUT PORTFOLIO HOLDINGS

 75     INVESTMENT ADVISER

 76     INVESTMENT SUBADVISER

 76     PORTFOLIO MANAGERS

 78     PURCHASING AND SELLING FUND SHARES

 81     MARKET TIMING POLICIES AND PROCEDURES

 82     REDEMPTION FEE POLICY

 83     DIVIDENDS AND DISTRIBUTIONS

 84     TAXES

 86     FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)
(TELESCOPE INVESTMENT STRATEGY
  ICON)
(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)
(TARGET    PERFORMANCE INFORMATION
  ICON)
(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)
(COIN      FUND FEES AND EXPENSES
  ICON)

(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)
(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)
(HAND      PURCHASING AND SELLING FUND SHARES
  SHAKE
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2006

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS

FUND NAME                                CLASS     INCEPTION*   TICKER  CUSIP
EQUITY FUNDS
Aggressive Growth Stock Fund             I Shares    2/23/04    SCATX   784767188
Capital Appreciation Fund                I Shares     7/1/92    STCAX   784766867
Emerging Growth Stock Fund               I Shares    2/23/04    SEGTX   784767238
International Equity Fund                I Shares    12/1/95    STITX   784766388
International Equity Index Fund          I Shares     6/6/94    SIEIX   784766594
Large Cap Quantitative Equity Fund       I Shares     8/7/03    SQETX   784767527
Large Cap Relative Value Fund            I Shares    9/26/92    CRVAX   784766198
Large Cap Value Equity Fund              I Shares    2/12/93    STVTX   784766834
Mid-Cap Equity Fund                      I Shares     2/2/94    SAGTX   784766750
Mid-Cap Value Equity Fund                I Shares   11/30/01    SMVTX   784767725
Quality Growth Stock Fund                I Shares   12/11/98    STTAX   784766230
Small Cap Growth Stock Fund              I Shares    10/8/98    SSCTX   784766263
Small Cap Quantitative Equity Fund       I Shares     4/3/06    SCQIX   78476A553
Small Cap Value Equity Fund              I Shares    1/31/97    SCETX   784766370
ASSET ALLOCATION FUNDS
Balanced Fund                            I Shares     1/3/94    SBATX   784766735
Life Vision Aggressive Growth Fund       I Shares    6/30/97    CVMGX   784767881
Life Vision Conservative Fund            I Shares    11/6/03    SCCTX   784767485
Life Vision Growth and Income Fund       I Shares    6/30/97    CLVGX   784767873
Life Vision Moderate Growth Fund         I Shares    6/30/97    CLVBX   784767865
Life Vision Target Date 2015 Fund        I Shares   10/12/05    LVFIX   78476A728
Life Vision Target Date 2025 Fund        I Shares   10/21/05    LVTIX   78476A686
Life Vision Target Date 2035 Fund        I Shares    11/2/05    LVRIX   78476A652

* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's (or the Subadviser's) judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

AGGRESSIVE GROWTH STOCK FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Common stocks of U.S. multi-cap growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with favorable prospects for future revenue, earnings and/or cash flow
                                             growth
INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund may invest in companies of any size.

The Fund invests primarily in common stocks of U.S. companies that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                    AGGRESSIVE GROWTH STOCK FUND



                                                                PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows performance of the Fund's I Shares from last year.*

(BAR CHART)

2005                      7.11%

      BEST QUARTER               WORST QUARTER
          6.60%                     -7.57%
       (12/31/05)                  (3/31/05)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.35%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 3000(R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
Fund Returns Before Taxes          7.11%      7.63%
Fund Returns After Taxes on
Distributions                      7.11%      7.63%
Fund Returns After Taxes on
Distributions and Sale of Fund
Shares                             4.62%      6.51%
Russell 3000(R) Growth Index
(reflects no deduction for fees,
expenses or taxes)                 5.17%      4.98%

* Since inception of the I Shares on February 23, 2004. Benchmark returns since February 29, 2004 (benchmark returns available only on a month end basis.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000(R) Growth Index measures the performance of those companies found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.

AGGRESSIVE GROWTH STOCK FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.10%
Other Expenses                                                0.11%
                                                              -------------------
Total Annual Operating Expenses(2)                            1.21%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $123        $384         $665         $1,466

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                       CAPITAL APPRECIATION FUND



                                                                   PROSPECTUS  5

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. common stocks
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY
               The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. The Adviser's strategy focuses primarily on large cap stocks but will also utilize mid-cap stocks.

In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser applies proprietary models to rank stocks based on earnings trends and valuations. It then performs in-depth fundamental analysis to determine the quality and sustainability of earnings, as well as the quality of management. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

CAPITAL APPRECIATION FUND



           6  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION
             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*
(BAR CHART)


1996                     20.31%

1997                     31.13%

1998                     28.06%

1999                      9.71%

2000                      1.62%

2001                     -6.49%

2002                    -21.98%

2003                     18.52%

2004                      6.37%

2005                     -1.27%

      BEST QUARTER               WORST QUARTER
         22.93%                     -14.98%
       (12/31/98)                  (9/30/01)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.29%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500 (R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                  1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes              -1.27%   -1.91%      7.42%
Fund Returns After
Taxes on Distributions    -1.61%   -2.26%      4.99%
Fund Returns After Taxes
on Distributions and
Sale
of Fund Shares            -0.37%   -1.66%      5.21%
S&P 500(R) Index
(reflects
no deduction for fees,
expenses or taxes)         4.91%    0.54%      9.07%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                       CAPITAL APPRECIATION FUND



                                                                   PROSPECTUS  7

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.92%
Other Expenses                                                0.07%
                                                              -------------------
Total Annual Operating Expenses(2)                            0.99%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $101     $315      $547      $1,213

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

EMERGING GROWTH STOCK FUND



           8  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Common stocks of U.S. small and mid-cap growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of small and mid-cap
                                             companies with favorable prospects for future revenue,
                                             earnings and/or cash flow growth
INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Emerging Growth Stock Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund invests primarily in stocks of U.S. companies with market capitalizations below $10 billion, and the Subadviser emphasizes companies with market capitalizations of $5 billion or less.

In selecting investments for the Fund, the Subadviser looks for companies that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a county or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                      EMERGING GROWTH STOCK FUND



                                                                PROSPECTUS  9

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows performance of the Fund's I Shares for the last year.*

(BAR CHART)

2005                     15.20%

      BEST QUARTER               WORST QUARTER
          8.42%                     -4.96%
        (6/30/05)                  (3/31/05)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 5.19%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell Midcap(R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
Fund Returns Before Taxes         15.20%      7.17%
Fund Returns After Taxes on
Distributions                     15.20%      7.17%
Fund Returns After Taxes on
Distributions and Sale of Fund
Shares                             9.88%      6.12%
Russell Midcap(R) Growth Index
(reflects no deduction for fees,
expenses or taxes)                12.10%     12.95%

* Since inception of the I Shares on February 23, 2004.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell universe with higher price-to-book ratios and higher forecasted growth values.

EMERGING GROWTH STOCK FUND



          10  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.10%
Other Expenses                                                0.11%
                                                              -------------------
Total Annual Operating Expenses(2)                            1.21%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $123        $384         $665         $1,466

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                       INTERNATIONAL EQUITY FUND



                                                                  PROSPECTUS  11

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Foreign common stocks
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with good fundamentals or a history of consistent growth
INVESTOR PROFILE                             Investors who want an increase in the value of their
                                             investment without regard to income, are willing to accept the increased risks of international investing for the
                                             possibility of higher returns, and want exposure to a
                                             diversified portfolio of international stocks

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser applies a multi-factor model to identify stocks with positive earnings trends and attractive valuations. Fundamental analysis is used to determine those companies that are projected to have sustainability of earnings and global industry positioning. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector and invested across multiple countries.

In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

INTERNATIONAL EQUITY FUND



          12  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                     22.08%
1997                     13.35%
1998                     11.22%
1999                      9.47%
2000                     -3.46%
2001                    -17.71%
2002                    -17.02%
2003                     36.86%
2004                     19.02%
2005                     13.11%

      BEST QUARTER               WORST QUARTER
         18.75%                     -19.71%
        (6/30/03)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 10.17%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI (R) EAFE (R)) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                       1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                   13.11%   4.70%      7.42%
Fund Returns
After Taxes
on Distributions               12.89%   4.51%      5.91%
Fund Returns After Taxes on
Distributions and
Sale of Fund
Shares                          8.76%   3.97%      5.62%
MSCI(R) EAFE(R) Index
(reflects no deduction for
fees, expenses or taxes)       13.54%   4.55%      5.84%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

                                                       INTERNATIONAL EQUITY FUND



                                                                  PROSPECTUS  13

(COIN ICON)

        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within 60 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.13%
Other Expenses                                                0.16%
                                                              -------------------
Total Annual Operating Expenses(2)                            1.29%

(1)Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2)The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $131     $409      $708      $1,556

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INTERNATIONAL EQUITY INDEX FUND



          14  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Investment results that correspond to the performance of the
                                             MSCI(R) EAFE(R) GDP Weighted Index (Price Return)
INVESTMENT FOCUS                             Foreign equity securities in the MSCI(R) EAFE(R) GDP
                                             Weighted Index (Price Return)

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Statistical analysis to track the MSCI(R) EAFE(R) GDP
                                             Weighted Index (Price Return)

INVESTOR PROFILE                             Aggressive investors who want exposure to foreign markets
                                             and are willing to accept the increased risks of foreign
                                             investing for the possibility of higher returns


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies.

In selecting investments for the Fund, the Adviser chooses companies included in the MSCI(R) EAFE(R)-GDP Weighted Index (Price Return), an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                 INTERNATIONAL EQUITY INDEX FUND



                                                                PROSPECTUS  15

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                      6.04%
1997                      8.99%
1998                     30.02%
1999                     30.66%
2000                    -17.06%
2001                    -23.47%
2002                    -16.52%
2003                     40.54%
2004                     21.06%
2005                     12.76%

      BEST QUARTER               WORST QUARTER
         21.26%                     -20.53%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 9.79%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Morgan Stanley Capital International Europe, Australasia and Far East - Gross Domestic Product (MSCI(R) EAFE(R)-GDP) Weighted Index (Price Return). These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                     1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes    12.76%    4.15%     7.16%
Fund Returns After Taxes on
Distributions                12.40%    3.94%     6.20%
Fund Returns After Taxes on
Distributions and Sale of
Fund Shares                   8.51%    3.50%     5.80%
MSCI(R) EAFE(R)-GDP
Weighted Index (Price
Return) (reflects no
deduction for fees,
expenses or taxes)           11.15%    3.48%     5.92%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index (Price Return) is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

INTERNATIONAL EQUITY INDEX FUND



          16  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within 60 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.50%
Other Expenses                                                0.17%
                                                              -------------------
Total Annual Operating Expenses(2)                            0.67%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS      10 YEARS
 $68      $214      $373          $835

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                              LARGE CAP QUANTITATIVE EQUITY FUND



                                                                  PROSPECTUS  17

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             U.S. common stocks of companies with positive earnings
                                             characteristics purchased at reasonable value
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with superior
                                             earnings/valuation cycle characteristics within specific
                                             market sectors
INVESTOR PROFILE                             Investors who want to increase the value of their investment and are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Large Cap Quantitative Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Fund may also invest in small and mid-cap companies so long as the Adviser determines they have growth potential.

The Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

LARGE CAP QUANTITATIVE EQUITY FUND



          18  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.

(BAR CHART)

2004                    16.43%
2005                     8.40%

      BEST QUARTER               WORST QUARTER
         11.52%                     -3.07%
       (12/31/04)                  (9/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.48%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005 to those of the S&P 500(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
Fund Returns
Before Taxes                       8.40%     19.16%
Fund Returns After
Taxes on Distributions             5.73%     16.80%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                     5.64%     15.23%
S&P 500(R) Index (reflects no
deduction for fees, expenses or
taxes)                             4.91%     12.90%

* Since inception of the I Shares on August 7, 2003. Benchmark return since July 31, 2003 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                              LARGE CAP QUANTITATIVE EQUITY FUND



                                                                  PROSPECTUS  19

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.85%
Other Expenses                                                0.11%
                                                              -------------------
Total Annual Operating Expenses(2)                            0.96%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $98      $306      $531      $1,178

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LARGE CAP RELATIVE VALUE FUND



          20  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Long-term capital appreciation

  SECONDARY                                  Current income

INVESTMENT FOCUS                             Equity securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole

INVESTOR PROFILE                             Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Large Cap Relative Value Fund invests at least 80% of its net assets in large cap companies.
The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Fund invests primarily in common stocks and other U.S. traded equity securities, which may include listed American Depositary Receipts ("ADRs").

The Adviser uses sector-specific factors to highlight companies whose characteristics are currently undervalued versus market peers. The Adviser performs fundamental research to evaluate securities for the portfolio. The Adviser's approach attempts to identify a well-defined "investment thesis" (what it believes a company's prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Adviser seeks securities with a positive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Adviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                   LARGE CAP RELATIVE VALUE FUND



                                                                PROSPECTUS  21

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                     19.06%

1997                     27.69%

1998                     18.20%

1999                     14.17%

2000                      1.43%

2001                     -6.60%

2002                    -19.64%

2003                     28.14%

2004                     14.23%

2005                      9.59%

      BEST QUARTER               WORST QUARTER
         17.38%                     -18.44%
        (6/30/97)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.88%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 1000(R) Value Index, the S&P 500(R)/BARRA Value Index and the S&P 500 Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                9.59%     3.78%      9.62%
Fund Returns After
Taxes on Distributions      8.34%     3.31%      7.97%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares              7.76%     3.10%      7.59%
Russell 1000(R) Value
Index*
(reflects no reductions
for fees, taxes or
expenses)                   7.05%     5.28%     10.94%
S&P 500(R)/BARRA Value
Index (reflects no
deduction for fees,
expenses or taxes)          6.33%     2.53%      9.44%
S&P 500(R) Index
(reflects no deduction
for fees, expenses or
taxes)                      4.91%     0.54%      9.07%

* Effective May 1, 2006 the Fund transitioned its benchmark from the S&P 500(R)/Barra Value Index to the Russell 1000(R) Value Index as a result of the discontinuation of the S&P/Barra Indices.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

LARGE CAP RELATIVE VALUE FUND



          22  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.81%
Other Expenses                                                0.06%
                                                              -------------------
Total Annual Operating Expenses(2)                            0.87%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $89         $278         $482         $1,073

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     LARGE CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  23

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             Equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued
                                             stocks
INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock
                                             fund

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion.

In selecting investments for the Fund, the Adviser primarily chooses companies that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends using fundamental research to identify positive catalysts for change.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

LARGE CAP VALUE EQUITY FUND



          24  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                     19.46%

1997                     27.08%

1998                     10.58%

1999                     -2.93%

2000                     10.85%

2001                     -0.95%

2002                    -15.47%

2003                     23.64%

2004                     15.08%

2005                      3.70%

      BEST QUARTER               WORST QUARTER
         15.35%                     -19.89%
        (6/30/99)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 8.18%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005 to those of the Russell 1000(R) Value Index and the S&P 500(R)/BARRA Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                              1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes             3.70%     4.32%      8.36%
Fund Returns After Taxes on
Distributions                         3.44%     3.89%      5.84%
Fund Returns After Taxes on
Distributions and Sale of Fund
Shares                                2.74%     3.48%      5.73%
Russell 1000(R) Value Index           7.05%     5.28%     10.94%
S&P 500(R)/BARRA Value Index
(reflects no deduction for fees,
expenses or taxes)                    6.33%     2.53%      9.44%

* Effective May 1, 2006 the Fund transitioned its benchmark from the S&P 500(R)/Barra Value Index to the Russell 1000(R) Value Index as a result of the discontinuation of the S&P/Barra Indices.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                     LARGE CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  25

(COIN ICON)
             FUND FEES AND EXPENSES

             THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THE ANNUAL FUND OPERATING EXPENSES SHOWN IN THE TABLE BELOW ARE BASED ON AMOUNTS INCURRED DURING THE FUND'S MOST RECENT FISCAL YEAR, UNLESS OTHERWISE INDICATED.
-------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------

                                    I SHARES
Redemption Fee (as a percentage of
net asset value)*                   2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.78%
Other Expenses                                                0.07%
                                                              -------------------
Total Annual Operating Expenses(2)                            0.85%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $87      $271      $471      $1,049

-------------------------------------------------------------

FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MID-CAP EQUITY FUND



          26  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY                       Moderate to high
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential at an attractive price
INVESTOR PROFILE                             Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Mid-Cap Equity Fund invests at least 80% of its net assets in common stocks and other U.S.
traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap(R) Index. As of July 3, 2006, the market capitalization range of companies in the Russell Midcap Index was between approximately $1.59 billion and $16.44 billion.

The Adviser believes that a portfolio of stocks with positive earnings characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with generally 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                             MID-CAP EQUITY FUND



                                                                PROSPECTUS  27

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*
(BAR CHART)

1996                     15.42%

1997                     21.23%

1998                      6.48%

1999                     16.14%

2000                     -2.97%

2001                      2.38%

2002                    -28.78%

2003                     28.99%

2004                     17.06%

2005                     13.94%

      BEST QUARTER               WORST QUARTER
         24.73%                     -19.96%
       (12/31/98)                  (9/30/98)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.67%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell Midcap(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes  13.94%    4.64%      7.74%
Fund Returns After Taxes
on Distributions           13.08%    4.43%      5.70%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares             10.21%    3.97%      5.59%
Russell Midcap(R) Index
(reflects no deduction
for fees, expenses or
taxes)                     12.65%    8.45%     12.49%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

MID-CAP EQUITY FUND



          28  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.00%
Other Expenses                                                0.09%
                                                              -------------------
Total Annual Operating Expenses(2)                            1.09%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR  3 YEARS   5 YEARS   10 YEARS
   $111    $347      $601      $1,329

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                       MID-CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  29

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. mid-cap equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued mid-cap securities
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Mid-Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap(R) Value Index. As of July 3, 2006, the market capitalization range of companies in the Russell Midcap Value Index was between approximately $1.59 billion and $15.76 billion.

In selecting investments for the Fund, the Adviser chooses common stocks that it believes are undervalued relative to their historical valuations. The Adviser buys stocks that pay a cash dividend and have a positive catalyst for change, such as management changes or new product introductions. The Adviser may sell a security when it achieves a designated target price, a company's growth prospects change, or the opportunity for a better investment arises.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

MID-CAP VALUE EQUITY FUND



          30  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2002                    -21.26%

2003                     29.51%

2004                     20.21%

2005                      9.46%

      BEST QUARTER               WORST QUARTER
         17.79%                     -23.08%
        (6/30/03)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 8.14%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell Midcap(R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                            SINCE
I SHARES                         1 YEAR   INCEPTION*
Fund Returns
Before Taxes                      9.46%      8.79%
Fund Returns After Taxes on
Distributions                     7.34%      7.90%
Fund Returns After Taxes on
Distributions and Sale of Fund
Shares                            8.06%      7.26%
Russell Midcap(R) Value Index
(reflects no deduction for
fees, expenses or taxes)         12.65%     15.65%

* Since inception of the I Shares on November 30, 2001.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Value Index is a widely-recognized index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

                                                       MID-CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  31

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.00%
Other Expenses                                                0.08%
                                                              -------------------
Total Annual Operating Expenses(2)                            1.08%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR  3 YEARS   5 YEARS   10 YEARS
   $110    $343      $595      $1,317

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

QUALITY GROWTH STOCK FUND



          32  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital growth with nominal dividend income
INVESTMENT FOCUS                             U.S. common stocks of financially strong companies which the
                                             Adviser believes have excellent growth prospects
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies that have above average
                                             growth potential within a universe of financially strong
                                             companies
INVESTOR PROFILE                             Investors who want to increase the value of their investment while minimizing taxable capital gains distributions

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Quality Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S.
traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies.

The Adviser generally invests in companies with high and stable earnings growth and/or companies with improving earnings growth. Emphasis is placed on financially strong companies (large and mid-sized) which are market leaders in their respective industry segments as demonstrated by revenue growth, market shares and levels of profitability. Many of these companies have a history of stable or rising dividend payout policies.

The key elements of the Fund's philosophy are that stocks of quality companies do well over time, good fundamental analysis identifies the sustainability of a company's earnings growth rate, risk control is an active process, and a sell discipline is essential. The Fund's approach for controlling risk is to: (1) have a significant exposure to companies with stable earnings growth as well as companies whose earnings growth is more exposed to the growth of the economy as a whole; (2) to be diversified among the major industry sectors; (3) to have representation in very large, large and medium sized companies and (4) to have a diversified portfolio of stocks so as to reduce the stock market risk associated with the misfortunes of specific companies. In addition, the Adviser employs an active sell discipline to identify companies whose earnings growth rate has deteriorated or has become significantly more uncertain; and also to reduce holdings which have been so successful that they have become a major holding in the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                       QUALITY GROWTH STOCK FUND



                                                                  PROSPECTUS  33

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser's similarly managed collective investment fund, which began operations on December 31, 1995. The collective investment fund's performance has been adjusted to reflect the current fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                     21.00%

1997                     28.79%

1998                     31.73%

1999                     24.74%

2000                    -12.15%

2001                    -18.21%

2002                    -22.02%

2003                     21.16%

2004                      6.84%

2005                      2.46%

      BEST QUARTER               WORST QUARTER
         27.73%                     -16.20%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -2.10%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of S&P 500 (R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                             SINCE
                                           INCEPTION
                                              AS A
                                           REGISTERED
I SHARES               1 YEAR   5 YEARS   MUTUAL FUND*   10 YEARS**
Fund Returns Before
Taxes                  2.46%    -3.29%      -0.08%         6.65%
Fund Returns
After Taxes on
Distributions          2.36%    -3.31%      -0.10%          N/A+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares    1.73%    -2.77%      -0.07%          N/A+
S&P 500(R) Index
(reflects no
deduction for fees,
expenses or taxes)     4.91%     0.54%       2.55%         9.07%

 * Fund Returns since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).
 **Includes performance of the Adviser's collective investment fund.
 + It is not possible to reflect the impact of taxes on the collective investment fund's performance.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

QUALITY GROWTH STOCK FUND



          34  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.85%
Other Expenses                                                0.15%
                                                              -------------------
Total Annual Operating Expenses(2)                            1.00%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your share at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR  3 YEARS   5 YEARS   10 YEARS
   $102    $318      $552      $1,225

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     SMALL CAP GROWTH STOCK FUND



                                                                  PROSPECTUS  35

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             U.S. small cap common stocks of growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Identifies small cap companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need current income

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser applies a multi-factor proprietary model to identify companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser then uses fundamental research to select the portfolio of stocks it believes has the best current risk/return relationship. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

SMALL CAP GROWTH STOCK FUND



          36  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1999                     20.55%

2000                     11.76%

2001                     -0.82%

2002                    -22.71%

2003                     45.64%

2004                     19.21%

2005                      7.92%

      BEST QUARTER               WORST QUARTER
         24.19%                     -22.83%
        (6/30/03)                  (9/30/01)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.67%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 2000(R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                      SINCE
I SHARES                         1 YEAR   5 YEARS   INCEPTION*
Fund Returns
Before Taxes                     7.92%     7.51%      15.48%
Fund Returns
After Taxes
on Distributions                 6.59%     6.66%      14.48%
Fund Returns
After Taxes
on Distributions
and Sale of Fund Shares          6.59%     6.26%      13.44%
Russell 2000(R) Growth Index
(reflects no deduction for
fees, expenses or taxes)         4.15%     2.28%       9.16%

* Since inception of the I Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

                                                     SMALL CAP GROWTH STOCK FUND



                                                                  PROSPECTUS  37

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.10%
Other Expenses                                                0.07%
                                                              -------------------
Total Annual Operating Expenses(2)                            1.17%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $119     $372      $644      $1,420

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SMALL CAP QUANTITATIVE EQUITY FUND



          38  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             U.S. common stocks of small cap companies with positive
                                             earnings characteristics purchased at reasonable value
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify small cap companies with superior
                                             earnings/valuation cycle characteristics within their
                                             specific market sectors
INVESTOR PROFILE                             Investors who want to increase the value of their investment and are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Quantitative Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

The Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

                                              SMALL CAP QUANTITATIVE EQUITY FUND



                                                                  PROSPECTUS  39

(COIN ICON)

FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                      1.05%
Other Expenses(1)                                             0.10%
                                                              --------
Total Annual Fund Operating Expenses(2)                       1.15%

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS
  $117      $365

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

SMALL CAP VALUE EQUITY FUND*



          40  PROSPECTUS

* Shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors. Please refer to the Statement of Additional Information for the definition of "new investor."

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. small cap equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued small cap securities
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                    SMALL CAP VALUE EQUITY FUND*



                                                                PROSPECTUS  41

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund. The collective investment fund's performance has been adjusted to reflect the current fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower.
This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                    34.25%

1997                    32.59%

1998                    -13.45%

1999                    -2.72%

2000                    17.96%

2001                    21.21%

2002                    -1.74%

2003                    37.05%

2004                    25.47%

2005                    12.46%

      BEST QUARTER               WORST QUARTER
         19.82%                     -21.99%
        (6/30/99)                  (9/30/98)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 10.27%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 2000(R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                              SINCE
                                          INCEPTION AS A
                                            REGISTERED
                                              MUTUAL
I SHARES               1 YEAR   5 YEARS       FUND*        10 YEARS**
Fund Returns Before
Taxes                  12.46%   18.16%        12.94%         15.07%
Fund Returns After
Taxes on
Distributions           9.12%   16.99%        11.54%           N/A+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares    12.44%   15.88%        10.87%           N/A+
Russell 2000(R) Value
Index (reflects no
deduction for fees,
expenses or taxes)      4.71%   13.55%        12.12%         13.08%

  * Since inception of the I Shares on January 31, 1997, when the Fund began operating as a registered mutual fund.

 ** Includes performance of the Adviser's collective investment fund.

  + It is not possible to reflect the impact of taxes on the collective investment fund's performance.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

SMALL CAP VALUE EQUITY FUND



          42  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.13%
Other Expenses                                                0.07%
                                                              -------------------
Total Annual Operating Expenses(2)                            1.20%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $122     $381      $660      $1,455

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                   BALANCED FUND



                                                                  PROSPECTUS  43

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income
INVESTMENT FOCUS
  PRIMARY                                    U.S. common stocks
  SECONDARY                                  Bonds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with improving earnings
                                             growth and bonds with moderate risk
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Balanced Fund invests in common and preferred stocks, convertible securities, government obligations, corporate bonds, and U.S. traded equity securities, including listed American Depositary Receipts ("ADRs") among other types of securities. The Fund may invest in securities of U.S. and non-U.S. issuers. The Fund may invest in floating rate loans and emerging market debt, which are generally below investment grade, high yield obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting stocks for the Fund, the Adviser focuses on generally large cap stocks which have improving earnings and fundamentals. In selecting bonds, the Adviser seeks to minimize risk while striving to outperform selected market indices.

Because companies and securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before

BALANCED FUND



          44  PROSPECTUS

the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                    12.13%

1997                    21.14%

1998                    19.55%

1999                     4.66%

2000                     4.79%

2001                     0.23%

2002                    -8.53%

2003                    10.05%

2004                     5.59%

2005                     0.88%

      BEST QUARTER               WORST QUARTER
         12.57%                     -5.97%
       (12/31/98)                  (6/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.57%.

                                                                   BALANCED FUND



                                                                PROSPECTUS  45

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of a Hybrid 60/40 Blend of the S&P 500 (R) Index and the Lehman Brothers U.S. Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                  1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes               0.88%    1.45%      6.71%
Fund Returns
After Taxes
on Distributions          -0.53%    0.53%      4.75%
Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares             1.95%    0.87%      4.73%
Hybrid 60/40 Blend of
the Following Market
Benchmarks                 3.97%    3.10%      8.27%
 S&P 500(R) Index
 (reflects no deduction
 for fees, expenses or
 taxes)                    4.91%    0.54%      9.07%
 Lehman Brothers U.S.
 Government/Credit Index
 (reflects no deduction
 for fees, expenses or
 taxes)                    2.37%    6.11%      6.17%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

BALANCED FUND



          46  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.85%
Other Expenses                                                0.10%
                                                              ---------
Total Annual Operating Expenses(2)                            0.95%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2)The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $97      $303      $525      $1,166

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                              LIFE VISION AGGRESSIVE GROWTH FUND



                                                                  PROSPECTUS  47

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High capital appreciation

INVESTMENT FOCUS                             Equity and money market funds

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Investing at least 80% of the Fund's assets in STI Classic
                                             Equity Funds

INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY
               Under normal circumstances, the Life Vision Aggressive Growth Fund invests at least 80% of its assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                  INVESTMENT RANGE
                              (PERCENTAGE OF THE LIFE
                              VISION AGGRESSIVE GROWTH
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
Equity Funds                          80-100%
Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  Small Cap Value Equity Fund
Money Market Fund                       0-20%
  Prime Quality Money Market Fund
------------------------------------------------------

Other STI Classic Funds may be utilized.
Because companies tend to shift in relative attractiveness, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the

LIFE VISION AGGRESSIVE GROWTH FUND



          48  PROSPECTUS

Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION
             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.
This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                     16.62%
1997                     22.53%

1998                     12.31%

1999                     10.31%

2000                      6.30%

2001                     -6.52%

2002                    -18.11%

2003                     26.69%

2004                     13.01%

2005                      5.79%

      BEST QUARTER               WORST QUARTER
         18.72%                     -16.74%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.91%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the average annual total returns of the Fund for the periods ended December 31, 2005, to those of a Hybrid 90/10 Blend of the S&P 500(R) Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                             SINCE
                                           INCEPTION
                                             OF THE
                                           REGISTERED
I SHARES               1 YEAR   5 YEARS   MUTUAL FUND*   10 YEARS**
Fund Returns Before
Taxes                  5.79%     3.00%       6.00%         8.12%
Fund Returns
After Taxes on
Distributions          5.27%     2.81%       4.87%          N/A+

Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares            4.12%     2.50%       4.63%          N/A+

Hybrid 90/10
Blend of the
Following
Market
Benchmarks++           4.74%     0.81%       5.64%         8.66%

 S&P 500(R) Index      4.91%     0.54%       5.74%         9.07%

 Citigroup 3-Month
 Treasury Bill
 Index                 3.00%     2.21%       3.46%         3.72%

 * Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.
 **Includes performance of the Adviser's asset allocation program.
 + It is not possible to reflect the impact of taxes on the asset allocation program's performance.
 ++Benchmarks reflect no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

                                              LIFE VISION AGGRESSIVE GROWTH FUND



                                                                  PROSPECTUS  49

(COIN ICON)
        FUND FEES AND EXPENSES
        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                      0.10%
Other Expenses                                                   0.11%
                                                               ------
Total Annual Operating Expenses                                  0.21%
Fee Waivers and Expense Reimbursements(2)                       (0.01)%
                                                               ------
Net Operating Expenses                                           0.20%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.92%. Therefore, total annualized expenses would be 1.13% before waivers and reimbursements and 1.12% after waivers and reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR*   3 YEARS   5 YEARS   10 YEARS
    $20       $67      $117       $267

* Without waivers and reimbursements, Year 1 costs would be $22.
The costs including both direct Fund expenses after waivers and reimbursements and indirect expenses associated with investments in underlying STI Classic Funds would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $114     $356      $617      $1,363

* Without waivers and reimbursements, Year 1 costs would be $115.

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION CONSERVATIVE FUND



          50  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income
INVESTMENT FOCUS
  PRIMARY                                    Bond funds
  SECONDARY                                  Equity funds
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Bond Funds, and to a lesser
                                             extent, STI Classic Equity Funds
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value, but want to reduce risk by
                                             limiting exposure to equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Conservative Fund invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                   INVESTMENT RANGE
                                  (PERCENTAGE OF THE
                               LIFE VISION CONSERVATIVE
ASSET CLASS                         FUND'S ASSETS)
-------------------------------------------------------
Bond Funds                             65-100%
Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
  Seix Floating Rate High Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund

                                   INVESTMENT RANGE
                                  (PERCENTAGE OF THE
                               LIFE VISION CONSERVATIVE
ASSET CLASS                         FUND'S ASSETS)
-------------------------------------------------------
Equity Funds                             0-35%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  Small Cap Value Equity Fund
Money Market Fund                        0-20%
  Prime Quality Money Market Fund
-------------------------------------------------------

Other STI Classic Funds may be utilized.

Because securities tend to shift in relative attractiveness, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

                                                   LIFE VISION CONSERVATIVE FUND



                                                                  PROSPECTUS  51

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. I Shares were offered beginning on November 6, 2003. Performance between March 11, 2003 and November 6, 2003 is that of the B Shares of the Fund, and has not been adjusted to reflect I Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2004                    6.09%
2005                    3.19%

      BEST QUARTER               WORST QUARTER
          3.51%                     -1.17%
       (12/31/04)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.51%.

LIFE VISION CONSERVATIVE FUND



          52  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of a Hybrid 70/20/10 Blend of the Lehman Brothers U.S. Aggregate Index, S&P 500 (R) Index and the Citigroup 3-month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
Fund Returns
Before Taxes                       3.19%      6.86%
Fund Returns After
Taxes on Distributions             1.95%      5.91%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                     2.11%      5.34%
Hybrid 70/20/10 Blend
of the Following
Market Benchmarks++                3.04%      5.85%
  Lehman Brothers
  U.S. Aggregate Index             2.43%      3.31%
  S&P 500(R) Index                 4.91%     17.01%
  Citigroup 3-Month Treasury
  Bill Index                       3.00%      1.80%

* Since inception of B Shares on March 11, 2003. Benchmark return since February 28, 2003 (benchmark returns available only on a month end basis).

++ Benchmarks reflect no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P(R) 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

                                                   LIFE VISION CONSERVATIVE FUND



                                                                  PROSPECTUS  53

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.10%
Other Expenses                                                0.45%
                                                              -------------------
Total Annual Operating Expenses                               0.55%
Fee Waivers and Expense Reimbursements(2)                     (0.35)%
                                                              -------------------
Net Operating Expenses                                        0.20%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.45%. Therefore, total annualized expenses would be 1.00% before waivers and reimbursements and 0.65% after waivers and reimbursements.

-------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR*      3 YEARS      5 YEARS      10 YEARS
  $20         $141         $273          $658

* Without waivers and reimbursements, Year 1 costs would be $56.

The costs including both direct Fund expenses after waivers and reimbursements and indirect expenses associated with investments in underlying STI Classic Funds would be:

1 YEAR*      3 YEARS      5 YEARS      10 YEARS
  $66         $284         $518         $1,193

* Without waivers and reimbursements, Year 1 costs would be $102.

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION GROWTH AND INCOME FUND



          54  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

INVESTMENT FOCUS                             Equity and bond funds

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Equity Funds and, to a lesser
                                             extent, STI Classic Bond Funds

INVESTOR PROFILE                             Investors who want their assets to grow, but want to
                                             moderate the risks of equity securities through investment of a portion of their assets in bonds


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Growth and Income Fund invests at least 70% to 80% of its assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                 INVESTMENT RANGE
                             (PERCENTAGE OF THE LIFE
                             VISION GROWTH AND INCOME
ASSET CLASS                       FUND'S ASSETS)
-----------------------------------------------------
Equity Funds                          50-80%
Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  Small Cap Value Equity Fund

                                 INVESTMENT RANGE
                             (PERCENTAGE OF THE LIFE
                             VISION GROWTH AND INCOME
ASSET CLASS                       FUND'S ASSETS)
-----------------------------------------------------
Bond Funds                            20-50%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
     Securities Fund
  Seix Floating Rate High Income
     Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities
     Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
Money Market Fund                      0-20%
  Prime Quality Money Market Fund
-----------------------------------------------------

Other STI Classic Funds may be utilized.

Because securities tend to shift in relative attractiveness, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

                                              LIFE VISION GROWTH AND INCOME FUND



                                                                  PROSPECTUS  55

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. The
Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                     12.16%

1997                     18.08%

1998                     11.16%

1999                      7.95%

2000                      7.08%

2001                     -2.55%

2002                    -11.99%

2003                     23.99%

2004                     10.53%

2005                      5.10

      BEST QUARTER               WORST QUARTER
         13.65%                     -12.87%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.88%.

LIFE VISION GROWTH AND INCOME FUND



          56  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the average annual total returns of the Fund for the periods ended December 31, 2005, to those of a Hybrid 65/25/10 Blend of the S&P 500 (R) Index, Lehman Brothers U.S. Aggregate Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                              SINCE
                                           INCEPTION OF
                                          THE REGISTERED
I SHARES               1 YEAR   5 YEARS    MUTUAL FUND*    10 YEARS**
Fund Returns Before
Taxes                  5.10%     4.32%         6.40%         7.71%

Fund Returns
After Taxes on
Distributions          4.52%     3.83%         5.05%          N/A+

Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares            3.42%     3.44%         4.75%          N/A+

Hybrid 65/25/10
Blend of the
Following Market
Benchmarks++           4.13%     1.77%         5.60%         7.62%

 S&P 500(R) Index      4.91%     0.54%         5.74%         9.07%

 Lehman Brothers U.S.
 Aggregate Index       2.43%     5.87%         6.46%         6.16%

 Citigroup
 3-Month
 Treasury Bill
 Index                 3.00%     2.21%         3.46%         3.72%


 * Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.
 **Includes performance of the Adviser's asset allocation program.
 + It is not possible to reflect the impact of taxes on the asset allocation program's performance.
 ++Benchmarks reflect no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

                                              LIFE VISION GROWTH AND INCOME FUND



                                                                  PROSPECTUS  57

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.10%
Other Expenses                                                0.09%
                                                              -------------------
Total Annual Operating Expenses(2)                            0.19%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the costs of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.77%. Therefore, total annualized expenses would be 0.96%.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR  3 YEARS   5 YEARS   10 YEARS
   $19      $61      $107       $243

The costs including both direct Fund expenses and indirect expenses associated with investments in underlying STI Classic Funds would be:

  1 YEAR  3 YEARS   5 YEARS   10 YEARS
   $98     $306      $531      $1,178

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION MODERATE GROWTH FUND



          58  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income
INVESTMENT FOCUS                             Equity and bond funds
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Equity and Bond Funds
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Moderate Growth Fund principally invests in STI Classic Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                  INVESTMENT RANGE
                               (PERCENTAGE OF THE LIFE
                               VISION MODERATE GROWTH
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
Equity Funds                           35-65%
Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index
     Fund
  Large Cap Quantitative
     Equity Fund
  Large Cap Relative Value
     Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative
     Equity Fund
  Small Cap Value Equity Fund

                                  INVESTMENT RANGE
                               (PERCENTAGE OF THE LIFE
                               VISION MODERATE GROWTH
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
Bond Funds                             35-65%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
     Securities Fund
  Seix Floating Rate High
     Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury
     Securities Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
Money Market Fund                       0-20%
  Prime Quality Money Market Fund
------------------------------------------------------

Other STI Classic Funds may be utilized.

Because securities tend to shift in relative attractiveness, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains taxes and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

                                                LIFE VISION MODERATE GROWTH FUND



                                                                  PROSPECTUS  59

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                    10.51%
1997                    16.41%
1998                    11.15%
1999                     6.19%
2000                     5.46%
2001                    -1.10%
2002                    -8.28%
2003                    19.98%
2004                     8.92%
2005                     4.30%

      BEST QUARTER               WORST QUARTER
         11.24%                     -9.20%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.83%.

LIFE VISION MODERATE GROWTH FUND



          60  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the average annual total returns of the Fund for the periods ended December 31, 2005, to those of a Hybrid 50/40/10 Blend of the S&P 500(R) Index, Lehman Brothers U.S. Aggregate Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                               SINCE
                                           INCEPTION OF
                                          THE REGISTERED
I SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
Fund Returns Before
Taxes                  4.30%     4.34%         5.98%          7.07%
Fund Returns After
Taxes on
Distributions          2.98%     3.51%         4.36%           N/A+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares    3.16%     3.26%         4.26%           N/A+
Hybrid 50/40/10 Blend
of the Following
Market Benchmarks++    3.81%     3.16%         6.18%          7.72%
 S&P 500 (R) Index     4.91%     0.54%         5.74%          9.07%
 Lehman Brothers U.S.
 Aggregate Index       2.43%     5.87%         6.46%          6.16%
 Citigroup 3-Month
 Treasury Bill Index   3.00%     2.21%         3.46%          3.72%

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the asset allocation program's performance.

++ Benchmarks reflect no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

                                                LIFE VISION MODERATE GROWTH FUND



                                                                  PROSPECTUS  61

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.10%
Other Expenses                                                0.08%
                                                              -------------------
Total Annual Operating Expenses(2)                            0.18%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.
In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the costs of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.64%. Therefore, total annualized expenses would be 0.82%.

-------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $18       $58      $101       $230

The costs including both direct Fund expenses and indirect expenses associated with investments in underlying STI Classic Funds would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $84      $262      $455      $1,014

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION TARGET DATE 2015 FUND



          62  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return
INVESTMENT FOCUS                             Equity funds, fixed income funds, money market funds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic equity, fixed income and money
                                             market funds
INVESTOR PROFILE                             Investors who expect to retire or require income around the year 2015

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Target Date 2015 Fund invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2015. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will tend to decrease periodically as the target date approaches, while the percentage of assets allocated to fixed income and money market securities will tend to increase. When the target asset allocation of the Fund is similar to the asset allocation of the STI Classic Life Vision Conservative Fund (within two years after the target date, i.e., 2017), it is expected that the Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in underlying STI Classic Funds, the Adviser may also invest a portion of the Fund's assets in one or more ETFs to gain exposure to an asset class not represented by an underlying STI Classic Fund.

The table below shows how the Adviser expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will have exposure and the underlying STI Classic Funds (and ETFs, if applicable) that will be used to represent those sectors. The information represents the currently expected investment ranges of the Fund but will vary over time.

                                           INVESTMENT RANGE
                                          (PERCENTAGE OF THE
ASSET CLASS                                 FUND'S ASSETS)
------------------------------------------------------------
Equity Funds                                   70-100%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  iShares Russell 2000 Value Index Fund*
------------------------------------------------------------
Bond Funds                                       0-30%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
    Securities Fund
  Seix Floating Rate High Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities
    Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
------------------------------------------------------------
Money Market Fund
  Prime Quality Money Market Fund                0-20%
------------------------------------------------------------

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the Fund.

Other STI Classic Funds may be utilized.

                                               LIFE VISION TARGET DATE 2015 FUND



                                                                  PROSPECTUS  63

Due to its investment strategy, the Fund holds underlying STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps)to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests that are not offered in this prospectus by calling 1-888-STI-FUND or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

LIFE VISION TARGET DATE 2015 FUND



          64  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                      0.10%
Other Expenses(1)                                             0.43%
                                                              -------------------
Total Annual Operating Expenses                               0.53%
Fee Waivers and Expense Reimbursements(2)                     (0.33)%
                                                              -------------------
Net Operating Expenses                                        0.20%

(1)Other Expenses are based on estimated amounts for the current fiscal year.

(2)The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.76%. Therefore, total annualized expenses would be 1.29% before waivers and reimbursements and 0.96% after waivers and reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR*  3 YEARS
    $20     $137

* Without waivers and reimbursements, Year 1 costs would be $54.

The costs including both direct Fund expenses after waivers and reimbursements and indirect expenses associated with investments in underlying STI Classic Funds would be:

  1 YEAR*  3 YEARS
    $98     $377

* Without waivers and reimbursements, Year 1 costs would be $131.

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                               LIFE VISION TARGET DATE 2025 FUND



                                                                  PROSPECTUS  65

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return
INVESTMENT FOCUS                             Equity funds, fixed income funds, money market funds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic equity, fixed income and money
                                             market funds
INVESTOR PROFILE                             Investors who expect to retire or require income around the year 2025

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Target Date 2025 Fund invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2025. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will tend to decrease periodically as the target date approaches, while the percentage of assets allocated to fixed income and money market securities will tend to increase. When the target asset allocation of the Fund is similar to the asset allocation of the STI Classic Life Vision Conservative Fund (within two years after the target date, i.e., 2027), it is expected that the Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in underlying STI Classic Funds, the Adviser may also invest a portion of the Fund's assets in one or more ETFs to gain exposure to an asset class not represented by an underlying STI Classic Fund.

The table below shows how the Adviser expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will have exposure and the underlying STI Classic Funds (and ETFs, if applicable) that will be used to represent those sectors. The information represents the currently expected investment ranges of the Fund but will vary over time.

                                          INVESTMENT RANGE
                                         (PERCENTAGE OF THE
ASSET CLASS                                FUND'S ASSETS)
------------------------------------------------------------
Equity Funds                                     80-100%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  iShares Russell 2000 Value Index
    Fund*
------------------------------------------------------------
Bond Funds                                         0-20%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
    Securities Fund
  Seix Floating Rate High Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities
    Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
------------------------------------------------------------
Money Market Fund
  Prime Quality Money Market Fund                  0-20%
------------------------------------------------------------

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the Fund.

Other STI Classic Funds may be utilized.

LIFE VISION TARGET DATE 2025 FUND



          66  PROSPECTUS

Due to its investment strategy, the Fund holds underlying STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests that are not offered in this prospectus by calling 1-888-STI-FUND or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

                                               LIFE VISION TARGET DATE 2025 FUND



                                                                  PROSPECTUS  67

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                      0.10%
Other Expenses(1)                                             0.47%
                                                              -------------------
Total Annual Operating Expenses                               0.57%
Fee Waivers and Expense Reimbursements(2)                     (0.37)%
                                                              -------------------
Net Operating Expenses                                        0.20%

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2)The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.89%. Therefore, total annualized expenses would be 1.46% before waivers and reimbursements and 1.09% after waivers and reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR*   3 YEARS
    $20      $146

* Without waivers and reimbursements, Year 1 costs would be $58.

The costs including both direct Fund expenses after waivers and indirect expenses associated with investments in underlying STI Classic Funds would be:

  1 YEAR*  3 YEARS
   $111     $426

* Without waivers and reimbursements, Year 1 costs would be $149.

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION TARGET DATE 2035 FUND



          68  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return
INVESTMENT FOCUS                             Equity funds, fixed income funds, and money market funds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic equity, fixed income and money
                                             market funds
INVESTOR PROFILE                             Investors who expect to retire or require income around the year 2035

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Target Date 2035 Fund invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2035. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will tend to decrease periodically as the target date approaches, while the percentage of assets allocated to fixed income and money market securities will tend to increase. When the target asset allocation of the Fund is similar to the asset allocation of the STI Classic Life Vision Conservative Fund (within two years after the target date, i.e., 2037), it is expected that the Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in underlying STI Classic Funds, the Adviser may also invest a portion of the Fund's assets in one or more ETFs to gain exposure to an asset class not represented by an underlying STI Classic Fund.

The table below shows how the Adviser expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will have exposure and the underlying STI Classic Funds (and ETFs, if applicable) that will be used to represent those sectors. The information represents the currently expected investment ranges of the Fund but will vary over time.

                                      INVESTMENT RANGE
                                     (PERCENTAGE OF THE
ASSET CLASS                            FUND'S ASSETS)
-------------------------------------------------------
Equity Funds                              80-100%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity
     Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity
     Fund
  iShares Russell 2000 Value Index Fund*
-------------------------------------------------------
Bond Funds                                  0-10%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal
     Mortgage Securities Fund
  Seix Floating Rate High Income
     Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury
     Securities Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
-------------------------------------------------------
Money Market Fund
  Prime Quality Money Market Fund           0-10%
-------------------------------------------------------

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the Fund.

Other STI Classic Funds may be utilized.

                                               LIFE VISION TARGET DATE 2035 FUND



                                                                  PROSPECTUS  69

Due to its investment strategy, the Fund holds underlying STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps)to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests that are not offered in this prospectus by calling 1-888-STI-FUND or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The risks of the Fund will directly correspond to the risks of the underlying funds in which it invests. These risks will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

LIFE VISION TARGET DATE 2035 FUND



          70  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                         0.10%
Other Expenses(1)                                                0.44%
                                                               ------
Total Annual Operating Expenses                                  0.54%
Fee Waivers and Expense Reimbursements(2)                       (0.34)%
                                                               ------
Net Operating Expenses                                           0.20%

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.91%. Therefore, total annualized expenses would be 1.45% before waivers and reimbursements and 1.11% after waivers and reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR*   3 YEARS
    $20      $139

* Without waivers and reimbursements, Year 1 costs would be $55.

The costs including both direct 2035 Fund expenses after waivers and indirect expenses associated with investments in underlying STI Classic Funds would be:

  1 YEAR*   3 YEARS
   $113      $426

* Without waivers and reimbursements, Year 1 costs would be $148.

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  71

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

BELOW INVESTMENT GRADE RISK

Balanced Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary. Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Credit default swaps can increase a Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

EMERGING MARKETS RISK

Balanced Fund
International Equity Fund
International Equity Index Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom,

MORE INFORMATION ABOUT RISK



          72  PROSPECTUS

the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

EQUITY RISK

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

Balanced Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund's income to decline. Income risk is generally higher for short-term bonds.

FLOATING RATE LOAN RISK

Balanced Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

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                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  73

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

FOREIGN SECURITY RISK

Aggressive Growth Stock Fund
Balanced Fund
Emerging Growth Stock Fund
International Equity Fund
International Equity Index Fund
Large Cap Quantitative Equity Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Quality Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Quantitative Equity Fund
Small Cap Value Equity Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

MORE INFORMATION ABOUT RISK



          74  PROSPECTUS

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Emerging Growth Fund
International Equity Fund
International Equity Index Fund
Large Cap Quantitative Equity Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Quality Growth Stock Fund

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

MORTGAGE-BACKED SECURITY RISK

Balanced Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of a Fund.

SMALLER COMPANY RISK

All Funds

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger

                                         MORE INFORMATION ABOUT FUND INVESTMENTS



                                                                  PROSPECTUS  75

companies. These securities may be traded over-the-counter or listed on an exchange.

TRACKING ERROR RISK

International Equity Index Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management.

For the fiscal year ended March 31, 2006, the Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:

  Aggressive Growth Stock Fund               1.09%
  Balanced Fund                              0.88%
  Capital Appreciation Fund                  1.00%
  Emerging Growth Stock Fund                 1.10%
  International Equity Fund                  1.16%
  International Equity Index Fund            0.59%
  Large Cap Quantitative Equity Fund         0.88%
  Large Cap Relative Value Fund              0.84%
  Large Cap Value Equity Fund                0.79%
  Life Vision Aggressive Growth Fund         0.11%
  Life Vision Conservative Fund              0.00%
  Life Vision Growth and Income Fund         0.11%
  Life Vision Moderate Growth Fund           0.11%
  Mid-Cap Equity Fund                        1.04%
  Mid-Cap Value Equity Fund                  1.06%
  Quality Growth Stock Fund                  0.97%
  Small Cap Growth Stock Fund                1.11%
  Small Cap Value Equity Fund                1.14%

For its advisory services to the Small Cap Quantitative Equity Fund, the Adviser is entitled to receive an annual advisory fee of 1.05% based on the Fund's average daily net assets.

For its advisory services to each of the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund,

INVESTMENT SUBADVISER



          76  PROSPECTUS

the Adviser is entitled to receive an annual advisory fee of 0.10% based on each Fund's average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep total operating expenses of each Life Vision Fund from exceeding the applicable expense cap. If at any point before August 1, 2009, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

Since August 1, 2005, the following breakpoints have been used in computing the advisory fee:

AVERAGE DAILY NET ASSETS        DISCOUNT FROM FULL FEE
------------------------        ----------------------
First $500 million              None-Full Fee
Next $500 million                5%
Over $1 billion                 10%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds' asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

  Capital Appreciation Fund                  0.97%
  International Equity Fund                  1.15%
  Large Cap Relative Value Fund              0.85%
  Large Cap Value Equity Fund                0.80%
  Small Cap Growth Stock Fund                1.15%
  Small Cap Value Equity Fund                1.15%

* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contracts with the Adviser appears in the Funds' semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser oversees the Subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the Subadviser's adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in their management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

INVESTMENT SUBADVISER

Zevenbergen Capital Investments LLC, 601 Union Street, Seattle, Washington 98101, serves as the Subadviser to the Aggressive Growth Stock Fund and Emerging Growth Stock Fund and manages the portfolios of the Aggressive Growth Stock Fund and Emerging Growth Stock Fund on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. As of June 30, 2006, the Subadviser had approximately $1.2 billion in assets under management. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Subadviser is entitled to receive from the Adviser 0.625% of each of the Aggressive Growth Stock Fund's and Emerging Growth Stock Fund's daily net assets.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Andrew Atkins has served as an Equity Portfolio Analyst at Trusco since August 2000. He has

                                                              PORTFOLIO MANAGERS



                                                                  PROSPECTUS  77

co-managed the INTERNATIONAL EQUITY INDEX FUND since March 31, 2005. He has more than 6 years of investment experience.

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000. He has managed the SMALL CAP VALUE EQUITY FUND since its inception. He has more than 21 years of investment experience.

Mr. Edward E. Best, CFA, has served as Managing Director of Trusco since June 2000. Mr. Best also serves as the senior quantitative equity analyst for Trusco. He has managed both the LARGE CAP QUANTITATIVE EQUITY FUND and the SMALL CAP QUANTITATIVE EQUITY FUND since their inception. He has more than 13 years of investment experience.

Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1992. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and the EMERGING GROWTH STOCK FUND since their inception. She has more than 23 years of investment experience.

Mr. Chad Deakins, CFA, has served as Managing Director of Trusco since May 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 2005, after managing the Fund since February 1999. He has managed the INTERNATIONAL EQUITY FUND since May 2000. In addition, he has co-managed the MID-CAP EQUITY FUND since February 2006, after managing the Fund from September 2004 to January 2006 and co-managing the Fund from February 2003 to September 2004. He has more than 12 years of investment experience.

Mr. James P. Foster has served as Managing Director of Trusco since May 2004 and has been with Trusco since 1988. He has co-managed the SMALL CAP GROWTH STOCK FUND since June 2006. He has more than 37 years of investment experience.

Mr. Alan Gayle has served as Managing Director of Trusco since July 2000 and Director of Asset Allocation since March 2006. He serves as lead manager of the LIFE VISION AGGRESSIVE GROWTH FUND, LIFE VISION CONSERVATIVE FUND, LIFE VISION GROWTH AND INCOME FUND, LIFE VISION MODERATE GROWTH FUND, LIFE VISION 2015 TARGET DATE FUND, LIFE VISION 2025 TARGET DATE FUND and the LIFE VISION 2035 TARGET DATE FUND since each Fund's inception. He has more than 29 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000. Mr. Markunas has managed the LARGE CAP RELATIVE VALUE FUND since its inception. He has more than 22 years of investment experience.

Ms. Elizabeth G. Pola, CFA, joined Trusco in 1983 and has served as Executive Vice President and Director of Equity Research of Trusco since 2000. She has co-managed the CAPITAL APPRECIATION FUND and the BALANCED FUND (equity portion only) since December 2005. She has more than 24 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973 and has served as Executive Vice President and head of the equity funds group at Trusco since February 2000. He managed the BALANCED FUND (equity portion only) and the CAPITAL APPRECIATION FUND from June 2000 to November 2005 and has co-managed those Funds since December 2005. He has more than 33 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000. He has managed the LARGE CAP VALUE EQUITY FUND since April 1995. He has more than 24 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the BALANCED FUND (fixed income portion only) since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 25 years of investment experience.

Mr. Parker W. Thomas, Jr. has served as Vice President since joining Trusco in April 2004. He has managed the QUALITY GROWTH STOCK FUND since April 2004. Prior to joining Trusco, Mr. Thomas served as Senior Vice President, SunTrust Bank, Nashville from January 1988 to September 2002. From September 2002 to March 2004 he served as Managing Director and Portfolio Manager of Personal Asset Management, for SunTrust Banks Inc. He has more than 33 years of investment experience.

PURCHASING AND SELLING FUND SHARES



          78  PROSPECTUS

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the BALANCED FUND (fixed income portion only), since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.

Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1995. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and the EMERGING GROWTH STOCK FUND since their inception. She has more than 11 years of investment experience.

Mr. Stuart F. Van Arsdale, CFA, has served as Managing Director of Trusco since May 2002. He has co-managed the SMALL CAP GROWTH STOCK FUND since June 2006. Prior to joining Trusco, Mr. Van Arsdale served as Director of Growth Investments for Deprince, Race & Zollo, Inc. from October 1998 to April 2002. He has more than 26 years of investment experience.

Mr. Don Wordell, CFA, has served as Director of Trusco since December 2005. He has managed the MID-CAP VALUE EQUITY FUND since December 2003, after co-managing it since its inception. He has more than 10 years of investment experience.

Mr. Scott Yuschak, CFA, has served as Vice President and Research Analyst of Trusco since February 2005. He has co-managed the MID-CAP EQUITY FUND since February 2006. Prior to joining Trusco, Mr. Yuschak served as Sector Manager and Equity Analyst at Banc One from July 2000 to February 2005. He has more than 9 years of investment experience.

Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer for the Subadviser since January 1987. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception. She has more than 24 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities in the Funds.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") I Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer I Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

- assets of a bona fide trust, or

- assets of a business entity possessing a tax identification number.

As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares.

Shares of the SMALL CAP VALUE EQUITY FUND are no longer available for purchase by new investors. Please refer to the Statement of Additional Information for the definition of "new investor."

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  79

AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Although the Funds, except the International Equity Fund and International Equity Index Fund, invest primarily in the stocks of companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

IN-KIND PURCHASES

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

PURCHASING AND SELLING FUND SHARES



          80  PROSPECTUS

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.

A MEDALLION SIGNATURE GUARANTEE] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;

- sent to an address or bank account other than the address or bank account of record; or

- sent to an address or bank account of record that has been changed within the last 15 calendar days.

                                           MARKET TIMING POLICIES AND PROCEDURES



                                                                  PROSPECTUS  81

Other documentation may be required depending on the registration of the account.
 ] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days (60 days in the case of the International Equity Fund and the International Equity Index Fund) or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND
PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas

REDEMPTION FEE POLICY



          82  PROSPECTUS

markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV. The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

- A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less (60 days or less for the International Equity Fund and the International Equity Index Fund) after their date of purchase. The redemption fee proceeds will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less (60 days or less for the International Equity Fund and the International Equity Index Fund) after their date of purchase. The redemption fee proceeds will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the FIFO method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial

                                                     DIVIDENDS AND DISTRIBUTIONS



                                                                  PROSPECTUS  83

intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds' methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believe may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) retirement loans and withdrawals; and (v) shares purchased through reinvestment of dividends or capital gains distributions.

Further, the Funds reserve the right to refuse any purchase request by any investor at any time. The Funds also reserve the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Funds' Board of Trustees.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:
QUARTERLY
-------------------------------------------------------------
Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Emerging Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Quality Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Quantitative Equity Fund
Small Cap Value Equity Fund

ANNUALLY
-------------------------------------------------------------
International Equity Fund
International Equity Index Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES



          84  PROSPECTUS

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE. A TRANSFER FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE SAME STI CLASSIC FUND SHOULD NOT BE A TAXABLE EVENT.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                PROSPECTUS  85

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS



             86  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. There is no financial information for the Small Cap Quantitative Equity Fund because that Fund did not begin operations until after March 31, 2006. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP except the information for the year ended May 31, 2001, which has been audited by a predecessor independent accounting firm that has ceased operations. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

                                  NET ASSET                      NET REALIZED                     DIVIDENDS       DISTRIBUTIONS
                                   VALUE,           NET         AND UNREALIZED                     FROM NET           FROM
                                  BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT        REALIZED
                                  OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                  ---------    -------------    --------------    ----------        ------        -------------
AGGRESSIVE GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006...   $ 9.89          (0.07)(a)         2.42(a)         2.35              --*               --
    Period Ended March 31,
      2005......................   $10.00          (0.06)(a)        (0.05)(a)       (0.11)             --                --
    Period Ended May 31,
      2004(b)...................   $10.00          (0.02)(a)         0.02(a)           --              --                --
CAPITAL APPRECIATION FUND
  I SHARES
    Year Ended March 31, 2006...   $12.22           0.03(a)          0.86(a)         0.89           (0.02)            (0.26)
    Period Ended March 31,
      2005......................   $12.33           0.03(a)          0.07(a)         0.10           (0.03)            (0.18)
    Year Ended May 31, 2004.....   $11.02          (0.03)(a)         1.34(a)         1.31              --                --
    Year Ended May 31, 2003.....   $12.24          (0.03)(a)        (1.19)(a)       (1.22)             --                --
    Year Ended May 31, 2002.....   $13.89             --            (1.53)          (1.53)             --             (0.12)
    Year Ended May 31, 2001.....   $17.12          (0.05)           (0.38)          (0.43)             --             (2.80)
EMERGING GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006...   $ 9.38          (0.09)(a)         3.54(a)         3.45              --                --
    Period Ended March 31,
      2005......................   $ 9.60          (0.08)(a)        (0.14)(a)       (0.22)             --                --
    Period Ended May 31,
      2004(b)...................   $10.00          (0.03)(a)        (0.37)(a)       (0.40)             --                --
INTERNATIONAL EQUITY FUND
  I SHARES
    Year Ended March 31, 2006...   $11.77           0.16             2.72            2.88           (0.16)               --
    Period Ended March 31,
      2005......................   $10.15           0.06             1.67            1.73           (0.11)               --
    Year Ended May 31, 2004.....   $ 8.00           0.10(a)          2.19(a)         2.29           (0.14)               --
    Year Ended May 31, 2003.....   $ 9.31           0.07            (1.32)          (1.25)          (0.06)               --
    Year Ended May 31, 2002.....   $10.19           0.19            (1.07)          (0.88)             --                --
    Year Ended May 31, 2001.....   $12.56             --            (1.22)          (1.22)          (0.04)            (1.11)

                                      TOTAL
                                    DIVIDENDS
                                       AND
                                  DISTRIBUTIONS
                                  -------------
AGGRESSIVE GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006...         --*
    Period Ended March 31,
      2005......................         --
    Period Ended May 31,
      2004(b)...................         --
CAPITAL APPRECIATION FUND
  I SHARES
    Year Ended March 31, 2006...      (0.28)
    Period Ended March 31,
      2005......................      (0.21)
    Year Ended May 31, 2004.....         --
    Year Ended May 31, 2003.....         --
    Year Ended May 31, 2002.....      (0.12)
    Year Ended May 31, 2001.....      (2.80)
EMERGING GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006...         --
    Period Ended March 31,
      2005......................         --
    Period Ended May 31,
      2004(b)...................         --
INTERNATIONAL EQUITY FUND
  I SHARES
    Year Ended March 31, 2006...      (0.16)
    Period Ended March 31,
      2005......................      (0.11)
    Year Ended May 31, 2004.....      (0.14)
    Year Ended May 31, 2003.....      (0.06)
    Year Ended May 31, 2002.....         --
    Year Ended May 31, 2001.....      (1.15)

+   Not annualized for periods less than one year.
++  Annualized for periods less than one year.
*   Amount less than $0.005.
# The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.
(a) Per share data calculated using average shares outstanding method.
(b) Commenced operations on February 23, 2004.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  87

                                                                        RATIO OF
             NET ASSET                             NET ASSETS,        NET EXPENSES
             VALUE, END           TOTAL              END OF            TO AVERAGE
             OF PERIOD           RETURN+          PERIOD (000)        NET ASSETS++
             ---------           -------          ------------        ------------
               $12.24             23.77%           $  254,412             1.19%
               $ 9.89             (1.10)%          $   58,988             1.22%
               $10.00                --%           $   20,501             1.22%
               $12.83              7.33%           $1,296,236             1.06%
               $12.22              0.76%           $1,493,213             1.19%
               $12.33             11.89%           $1,248,636             1.23%
               $11.02             (9.97)%          $1,090,549             1.22%
               $12.24            (11.06)%          $1,204,445             1.22%
               $13.89             (3.74)%          $1,177,933             1.21%
               $12.83             36.78%           $   48,369             1.20%
               $ 9.38             (2.29)%          $   20,494             1.23%
               $ 9.60             (4.00)%          $   12,891             1.22%
               $14.49             24.47%#          $  926,845             1.31%
               $11.77             17.09%           $  480,731             1.38%
               $10.15             28.64%           $  332,180             1.41%
               $ 8.00            (13.40)%          $  191,041             1.46%
               $ 9.31             (8.64)%          $  252,991             1.48%
               $10.19            (10.79)%          $  208,120             1.45%

                                   RATIO OF EXPENSES TO
                  RATIO OF          AVERAGE NET ASSETS
               NET INVESTMENT       (EXCLUDING WAIVERS,      PORTFOLIO
              INCOME (LOSS) TO        REIMBURSEMENTS          TURNOVER
            AVERAGE NET ASSETS++   AND EXPENSE OFFSET)++       RATE+
            --------------------   ---------------------       -----
                   (0.61)%                 1.23%                 30%
                   (0.79)%                 1.45%                 42%
                   (0.74)%                 1.61%                  2%
                    0.22%                  1.07%                 74%
                    0.31%                  1.21%                 72%
                   (0.25)%                 1.24%                106%
                   (0.32)%                 1.24%                 69%
                   (0.54)%                 1.24%                 75%
                   (0.29)%                 1.24%                 75%
                   (0.84)%                 1.24%                107%
                   (1.03)%                 1.51%                 64%
                   (1.04)%                 1.69%                 11%
                    1.40%                  1.32%                 59%
                    0.85%                  1.38%                 39%
                    1.08%                  1.41%                 58%
                    0.83%                  1.46%                 89%
                    0.48%                  1.48%                102%
                    0.50%                  1.45%                 68%

FINANCIAL HIGHLIGHTS


             88  PROSPECTUS

                                  NET ASSET                      NET REALIZED                     DIVIDENDS       DISTRIBUTIONS
                                   VALUE,           NET         AND UNREALIZED                     FROM NET           FROM
                                  BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT        REALIZED
                                  OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                  ---------    -------------    --------------    ----------        ------        -------------
INTERNATIONAL EQUITY INDEX FUND
  I SHARES
    Year Ended March 31, 2006...   $12.83           0.25              2.94            3.19           (0.21)              --
    Period Ended March 31,
      2005......................   $11.11           0.08(a)           1.88(a)         1.96           (0.24)              --
    Year Ended May 31, 2004.....   $ 8.39           0.14(a)           2.71(a)         2.85           (0.13)              --
    Year Ended May 31, 2003.....   $ 9.76           0.10(a)          (1.43)(a)       (1.33)          (0.04)              --
    Year Ended May 31, 2002.....   $11.18           0.04             (1.43)          (1.39)          (0.03)              --
    Year Ended May 31, 2001.....   $13.97           0.06             (2.69)          (2.63)          (0.07)           (0.09)
LARGE CAP QUANTITATIVE EQUITY
  FUND
  I SHARES
    Year Ended March 31, 2006...   $13.25           0.01(a)           1.55(a)         1.56              --**          (1.06)
    Period Ended March 31,
      2005......................   $12.08          (0.02)(a)          1.91(a)         1.89              --            (0.72)
    Period Ended May 31,
      2004(b)...................   $10.00          (0.02)(a)          2.35(a)         2.33              --            (0.25)
LARGE CAP RELATIVE VALUE FUND
  I SHARES
    Year Ended March 31, 2006...   $16.07           0.18              1.83            2.01           (0.18)           (0.70)
    Period Ended March 31,
      2005......................   $14.72           0.17              1.74            1.91           (0.18)           (0.38)
    Year Ended May 31, 2004.....   $12.21           0.14(a)           2.50(a)         2.64           (0.13)              --
    Year Ended May 31, 2003.....   $13.80           0.13             (1.60)          (1.47)          (0.12)              --
    Year Ended May 31, 2002.....   $15.05           0.09             (1.26)          (1.17)          (0.08)              --
    Year Ended May 31, 2001.....   $15.53           0.07             (0.04)           0.03           (0.08)           (0.43)
LARGE CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006...   $12.59           0.23              1.26            1.49           (0.23)              --
    Period Ended March 31,
      2005......................   $11.47           0.15              1.15            1.30           (0.18)              --
    Year Ended May 31, 2004.....   $ 9.73           0.15(a)           1.74(a)         1.89           (0.15)              --
    Year Ended May 31, 2003.....   $11.05           0.15             (1.33)          (1.18)          (0.14)              --
    Year Ended May 31, 2002.....   $11.61           0.12             (0.56)          (0.44)          (0.12)              --
    Year Ended May 31, 2001.....   $10.38           0.19              1.24            1.43           (0.20)              --
MID-CAP EQUITY FUND
  I SHARES
    Year Ended March 31, 2006...   $12.03           0.07              2.26            2.33           (0.07)           (0.62)
    Period Ended March 31,
      2005......................   $10.32           0.07              1.70            1.77           (0.06)              --
    Year Ended May 31, 2004.....   $ 8.74           0.06(a)           1.57(a)         1.63           (0.05)              --
    Year Ended May 31, 2003.....   $ 9.79          (0.03)(a)         (1.02)(a)*      (1.05)*            --               --
    Year Ended May 31, 2002.....   $10.95           0.01             (1.17)          (1.16)             --               --
    Year Ended May 31, 2001.....   $14.10          (0.03)            (0.61)          (0.64)             --            (2.51)
MID-CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006...   $12.27           0.13              2.15            2.28           (0.13)           (1.28)
    Period Ended March 31,
      2005......................   $10.95           0.11              1.33            1.44           (0.12)              --
    Year Ended May 31, 2004.....   $ 8.62           0.05(a)           2.33(a)         2.38           (0.05)              --
    Year Ended May 31, 2003.....   $10.95           0.05             (2.16)          (2.11)          (0.04)           (0.18)
    Period Ended May 31,
      2002(c)...................   $10.00           0.02              0.94            0.96           (0.01)              --

                                      TOTAL
                                    DIVIDENDS
                                       AND
                                  DISTRIBUTIONS
                                  -------------
INTERNATIONAL EQUITY INDEX FUND
  I SHARES
    Year Ended March 31, 2006...      (0.21)
    Period Ended March 31,
      2005......................      (0.24)
    Year Ended May 31, 2004.....      (0.13)
    Year Ended May 31, 2003.....      (0.04)
    Year Ended May 31, 2002.....      (0.03)
    Year Ended May 31, 2001.....      (0.16)
LARGE CAP QUANTITATIVE EQUITY
  FUND
  I SHARES
    Year Ended March 31, 2006...      (1.06)
    Period Ended March 31,
      2005......................      (0.72)
    Period Ended May 31,
      2004(b)...................      (0.25)
LARGE CAP RELATIVE VALUE FUND
  I SHARES
    Year Ended March 31, 2006...      (0.88)
    Period Ended March 31,
      2005......................      (0.56)
    Year Ended May 31, 2004.....      (0.13)
    Year Ended May 31, 2003.....      (0.12)
    Year Ended May 31, 2002.....      (0.08)
    Year Ended May 31, 2001.....      (0.51)
LARGE CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006...      (0.23)
    Period Ended March 31,
      2005......................      (0.18)
    Year Ended May 31, 2004.....      (0.15)
    Year Ended May 31, 2003.....      (0.14)
    Year Ended May 31, 2002.....      (0.12)
    Year Ended May 31, 2001.....      (0.20)
MID-CAP EQUITY FUND
  I SHARES
    Year Ended March 31, 2006...      (0.69)
    Period Ended March 31,
      2005......................      (0.06)
    Year Ended May 31, 2004.....      (0.05)
    Year Ended May 31, 2003.....         --
    Year Ended May 31, 2002.....         --
    Year Ended May 31, 2001.....      (2.51)
MID-CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006...      (1.41)
    Period Ended March 31,
      2005......................      (0.12)
    Year Ended May 31, 2004.....      (0.05)
    Year Ended May 31, 2003.....      (0.22)
    Period Ended May 31,
      2002(c)...................      (0.01)

*   Includes redemption fees of $0.01.
**  Amount less than $0.005.
+   Not annualized for periods less than one year.
++  Annualized for periods less than one year.
# The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.
(a) Per share data calculated using average shares outstanding method.
(b) Commenced operations on August 7, 2003.
(c) Commenced operations on November 30, 2001.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  89

                                                                        RATIO OF
             NET ASSET                             NET ASSETS,        NET EXPENSES
             VALUE, END           TOTAL              END OF            TO AVERAGE
             OF PERIOD           RETURN+          PERIOD (000)        NET ASSETS++
             ---------           -------          ------------        ------------
               $15.81             25.06%#          $  774,008             0.76%
               $12.83             17.68%           $  517,993             0.97%
               $11.11             34.07%           $  351,163             0.98%
               $ 8.39            (13.63)%          $  248,770             1.03%
               $ 9.76            (12.43)%          $  287,944             1.04%
               $11.18            (18.90)%          $  236,862             1.06%
               $13.75             12.17%           $  284,727             0.99%
               $13.25             15.84%           $   93,204             1.11%
               $12.08             23.43%           $   66,812             1.13%
               $17.20             12.76%           $1,396,362             0.90%
               $16.07             12.98%           $1,010,717             0.96%
               $14.72             21.76%           $  782,665             1.00%
               $12.21            (10.58)%          $  598,862             0.99%
               $13.80             (7.80)%          $  792,557             0.99%
               $15.05              0.11%           $  867,664             0.99%
               $13.85             11.93%           $  766,547             0.85%
               $12.59             11.42%           $  792,677             0.86%
               $11.47             19.58%           $  715,928             0.90%
               $ 9.73            (10.54)%          $  681,899             0.89%
               $11.05             (3.68)%          $  686,014             0.90%
               $11.61             14.09%           $  704,842             0.90%
               $13.67             19.68%           $  410,459             1.12%
               $12.03             17.17%           $  214,660             1.20%
               $10.32             18.70%           $  177,128             1.23%
               $ 8.74            (10.73)%          $  118,092             1.22%
               $ 9.79            (10.59)%          $  171,813             1.22%
               $10.95             (6.92)%          $  156,111             1.21%
               $13.14             19.49%           $  243,534             1.13%
               $12.27             13.25%           $  209,088             1.22%
               $10.95             27.71%           $  147,185             1.26%
               $ 8.62            (19.05)%          $   99,854             1.25%
               $10.95              9.65%           $  174,859             1.27%

                                   RATIO OF EXPENSES TO
                  RATIO OF          AVERAGE NET ASSETS
               NET INVESTMENT       (EXCLUDING WAIVERS,      PORTFOLIO
              INCOME (LOSS) TO        REIMBURSEMENTS          TURNOVER
            AVERAGE NET ASSETS++   AND EXPENSE OFFSET)++       RATE+
            --------------------   ---------------------       -----
                    1.84%                   0.78%                 7%
                    0.81%                   1.06%                21%
                    1.38%                   1.07%                10%
                    1.26%                   1.12%                25%
                    0.63%                   1.12%                35%
                    0.40%                   1.09%                13%
                    0.07%                   1.02%               432%
                   (0.19)%                  1.26%               346%
                   (0.22)%                  1.33%               344%
                    1.15%                   0.90%                55%
                    1.23%                   0.96%                44%
                    1.03%                   1.00%                51%
                    1.05%                   0.99%                52%
                    0.63%                   0.99%                68%
                    0.49%                   0.99%                73%
                    1.74%                   0.86%               104%
                    1.52%                   0.86%                87%
                    1.40%                   0.90%                67%
                    1.68%                   0.89%                46%
                    1.13%                   0.90%                60%
                    1.70%                   0.90%                77%
                    0.63%                   1.13%               138%
                    0.64%                   1.22%                68%
                    0.64%                   1.26%               126%
                   (0.31)%                  1.25%               144%
                   (0.18)%                  1.24%                87%
                   (0.24)%                  1.25%               100%
                    1.03%                   1.16%               169%
                    1.19%                   1.32%               117%
                    0.53%                   1.36%                95%
                    0.63%                   1.35%                71%
                    0.29%                   1.37%                30%

FINANCIAL HIGHLIGHTS


             90  PROSPECTUS

                                  NET ASSET                      NET REALIZED                     DIVIDENDS       DISTRIBUTIONS
                                   VALUE,           NET         AND UNREALIZED                     FROM NET           FROM
                                  BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT        REALIZED
                                  OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                  ---------    -------------    --------------    ----------        ------        -------------
QUALITY GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006...   $24.14             --              1.82            1.82           (0.13)              --
    Period Ended March 31,
      2005......................   $23.31           0.10(a)           0.77(a)         0.87           (0.04)              --
    Year Ended May 31, 2004.....   $20.78          (0.06)(a)          2.59(a)         2.53              --               --
    Year Ended May 31, 2003.....   $23.25             --(a)          (2.47)(a)       (2.47)             --               --
    Year Ended May 31, 2002.....   $26.74          (0.02)            (3.47)          (3.49)             --               --
    Year Ended May 31, 2001.....   $33.10          (0.03)            (6.33)          (6.36)             --               --
SMALL CAP GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006...   $19.99          (0.14)(a)          5.46(a)         5.32              --            (1.66)
    Period Ended March 31,
      2005......................   $20.25          (0.08)(a)          2.27(a)         2.19              --            (2.45)
    Year Ended May 31, 2004.....   $15.19          (0.16)(a)          5.22(a)         5.06              --               --
    Year Ended May 31, 2003.....   $17.28          (0.12)(a)         (1.72)(a)       (1.84)             --            (0.25)
    Year Ended May 31, 2002.....   $18.37             --             (1.02)          (1.02)             --            (0.07)
    Year Ended May 31, 2001.....   $18.30          (0.18)             1.71            1.53              --            (1.46)
SMALL CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006...   $19.86           0.10              5.39            5.49           (0.10)           (4.32)
    Period Ended March 31,
      2005......................   $18.26           0.04(a)           3.15(a)         3.19           (0.06)           (1.53)
    Year Ended May 31, 2004.....   $13.73           0.06(a)           4.53(a)         4.59           (0.06)              --
    Year Ended May 31, 2003.....   $14.54           0.08             (0.82)          (0.74)          (0.07)              --
    Year Ended May 31, 2002.....   $12.21           0.08              2.35            2.43           (0.10)              --
    Year Ended May 31, 2001.....   $ 9.13           0.17              3.07            3.24           (0.16)              --

                                      TOTAL
                                    DIVIDENDS
                                       AND
                                  DISTRIBUTIONS
                                  -------------
QUALITY GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006...      (0.13)
    Period Ended March 31,
      2005......................      (0.04)
    Year Ended May 31, 2004.....         --
    Year Ended May 31, 2003.....         --
    Year Ended May 31, 2002.....         --
    Year Ended May 31, 2001.....         --
SMALL CAP GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006...      (1.66)
    Period Ended March 31,
      2005......................      (2.45)
    Year Ended May 31, 2004.....         --
    Year Ended May 31, 2003.....      (0.25)
    Year Ended May 31, 2002.....      (0.07)
    Year Ended May 31, 2001.....      (1.46)
SMALL CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006...      (4.42)
    Period Ended March 31,
      2005......................      (1.59)
    Year Ended May 31, 2004.....      (0.06)
    Year Ended May 31, 2003.....      (0.07)
    Year Ended May 31, 2002.....      (0.10)
    Year Ended May 31, 2001.....      (0.16)

+   Not annualized for periods less than one year.
++  Annualized for periods less than one year.
(a) Per share data calculated using average shares outstanding method.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  91

                                                                        RATIO OF
             NET ASSET                             NET ASSETS,        NET EXPENSES
             VALUE, END           TOTAL              END OF            TO AVERAGE
             OF PERIOD           RETURN+          PERIOD (000)        NET ASSETS++
             ---------           -------          ------------        ------------
               $25.83              7.54%           $   74,481             1.07%
               $24.14              3.74%           $   98,982             1.22%
               $23.31             12.18%           $  144,732             1.25%
               $20.78            (10.62)%          $  198,429             1.24%
               $23.25            (13.05)%          $  244,707             1.24%
               $26.74            (19.21)%          $  460,311             1.24%
               $23.65             27.55%           $1,641,681             1.17%
               $19.99             10.60%           $  940,775             1.22%
               $20.25             33.31%           $  789,650             1.25%
               $15.19            (10.50)%          $  567,714             1.24%
               $17.28             (5.55)%          $  593,211             1.25%
               $18.37              8.33%           $  508,857             1.24%
               $20.93             30.70%           $  762,709             1.20%
               $19.86             17.57%           $  726,904             1.21%
               $18.26             33.56%           $  682,567             1.25%
               $13.73             (5.09)%          $  518,468             1.24%
               $14.54             20.06%           $  614,199             1.25%
               $12.21             35.90%           $  401,900             1.25%

                                   RATIO OF EXPENSES TO
                  RATIO OF          AVERAGE NET ASSETS
               NET INVESTMENT       (EXCLUDING WAIVERS,      PORTFOLIO
              INCOME (LOSS) TO        REIMBURSEMENTS          TURNOVER
            AVERAGE NET ASSETS++   AND EXPENSE OFFSET)++        RATE
            --------------------   ---------------------        ----
                    0.21%                  1.08%                 82%
                    0.52%                  1.25%                 51%
                   (0.28)%                 1.25%                 49%
                   (0.01)%                 1.24%                 58%
                   (0.10)%                 1.24%                 69%
                   (0.10)%                 1.25%                103%
                   (0.66)%                 1.18%                 98%
                   (0.46)%                 1.22%                 70%
                   (0.83)%                 1.25%                107%
                   (0.87)%                 1.24%                 96%
                   (1.01)%                 1.25%                100%
                   (0.95)%                 1.25%                112%
                    0.48%                  1.20%                 58%
                    0.22%                  1.21%                 17%
                    0.38%                  1.25%                 44%
                    0.64%                  1.24%                 29%
                    0.67%                  1.25%                 29%
                    1.72%                  1.25%                 86%

FINANCIAL HIGHLIGHTS


             92  PROSPECTUS

                                  NET ASSET                      NET REALIZED                     DIVIDENDS       DISTRIBUTIONS
                                   VALUE,           NET         AND UNREALIZED                     FROM NET           FROM
                                  BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT        REALIZED
                                  OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                  ---------    -------------    --------------    ----------        ------        -------------
BALANCED FUND
  I SHARES
    Year Ended March 31, 2006...   $12.29           0.24              0.37            0.61           (0.23)           (0.79)
    Period Ended March 31,
      2005**....................   $12.23           0.18              0.21            0.39           (0.21)           (0.12)
    Year Ended May 31, 2004.....   $11.92           0.18(a)           0.32(a)         0.50           (0.19)              --
    Year Ended May 31, 2003.....   $12.18           0.20             (0.23)          (0.03)          (0.23)              --
    Year Ended May 31, 2002.....   $13.18           0.23             (0.65)          (0.42)          (0.24)           (0.34)
    Year Ended May 31, 2001.....   $13.37           0.30              0.12            0.42           (0.31)           (0.30)
LIFE VISION AGGRESSIVE GROWTH
  FUND(B)
  I SHARES
    Year Ended March 31, 2006...   $11.07           0.14              1.38            1.52           (0.14)           (0.13)
    Period Ended March 31,
      2005......................   $10.25           0.12              0.82            0.94           (0.12)              --
    Year Ended May 31, 2004.....   $ 8.55           0.04(a)           1.70(a)         1.74           (0.04)*             --
    Year Ended May 31, 2003.....   $ 9.57           0.03             (1.02)          (0.99)          (0.03)              --
    Year Ended May 31, 2002.....   $10.31           0.02             (0.74)          (0.72)          (0.02)              --
    Year Ended May 31, 2001.....   $11.61           0.11              0.23            0.34           (0.12)           (1.52)
LIFE VISION CONSERVATIVE FUND(B)
  I SHARES
    Year Ended March 31, 2006...   $11.09           0.37              0.17            0.54           (0.36)           (0.06)
    Period Ended March 31,
      2005......................   $10.87           0.28              0.28            0.56           (0.30)           (0.04)
    Period Ended May 31,
      2004(c)...................   $10.71           0.15(a)           0.14(a)         0.29           (0.13)              --
LIFE VISION GROWTH AND INCOME
  FUND(B)
  I SHARES
    Year Ended March 31, 2006...   $11.41           0.23              1.02            1.25           (0.23)              --
    Period Ended March 31,
      2005......................   $10.76           0.16              0.67            0.83           (0.18)              --
    Year Ended May 31, 2004.....   $ 9.33           0.14(a)           1.43(a)         1.57           (0.14)              --
    Year Ended May 31, 2003.....   $ 9.98           0.13             (0.65)          (0.52)          (0.13)              --
    Year Ended May 31, 2002.....   $10.42           0.12             (0.43)          (0.31)          (0.13)              --
    Year Ended May 31, 2001.....   $10.50           0.24              0.40            0.64           (0.25)           (0.47)
LIFE VISION MODERATE GROWTH
  FUND(B)
  I SHARES
    Year Ended March 31, 2006...   $10.49           0.29              0.59            0.88           (0.28)           (0.24)
    Period Ended March 31,
      2005......................   $10.06           0.20              0.50            0.70           (0.22)           (0.05)
    Year Ended May 31, 2004.....   $ 9.02           0.16(a)           1.04(a)         1.20           (0.16)              --
    Year Ended May 31, 2003.....   $ 9.40           0.16             (0.38)          (0.22)          (0.16)              --
    Year Ended May 31, 2002.....   $ 9.73           0.17             (0.32)          (0.15)          (0.18)              --
    Year Ended May 31, 2001.....   $10.61           0.32              0.20            0.52           (0.34)           (1.06)
LIFE VISION TARGET DATE 2015
  FUND(B)
  I SHARES
    Period Ended March 31,
      2006(d)...................   $10.00           0.17              0.82            0.99           (0.13)              --
LIFE VISION TARGET DATE 2025
  FUND(B)
  I SHARES
    Period Ended March 31,
      2006(e)...................   $10.00           0.13              1.10            1.23           (0.12)              --
LIFE VISION TARGET DATE 2035
  FUND(B)
  I SHARES
    Period Ended March 31,
      2006(f)...................   $10.00           0.13              0.88            1.01           (0.12)              --

                                      TOTAL
                                    DIVIDENDS
                                       AND
                                  DISTRIBUTIONS
                                  -------------
BALANCED FUND
  I SHARES
    Year Ended March 31, 2006...      (1.02)
    Period Ended March 31,
      2005**....................      (0.33)
    Year Ended May 31, 2004.....      (0.19)
    Year Ended May 31, 2003.....      (0.23)
    Year Ended May 31, 2002.....      (0.58)
    Year Ended May 31, 2001.....      (0.61)
LIFE VISION AGGRESSIVE GROWTH
  FUND(B)
  I SHARES
    Year Ended March 31, 2006...      (0.27)
    Period Ended March 31,
      2005......................      (0.12)
    Year Ended May 31, 2004.....      (0.04)*
    Year Ended May 31, 2003.....      (0.03)
    Year Ended May 31, 2002.....      (0.02)
    Year Ended May 31, 2001.....      (1.64)
LIFE VISION CONSERVATIVE FUND(B)
  I SHARES
    Year Ended March 31, 2006...      (0.42)
    Period Ended March 31,
      2005......................      (0.34)
    Period Ended May 31,
      2004(c)...................      (0.13)
LIFE VISION GROWTH AND INCOME
  FUND(B)
  I SHARES
    Year Ended March 31, 2006...      (0.23)
    Period Ended March 31,
      2005......................      (0.18)
    Year Ended May 31, 2004.....      (0.14)
    Year Ended May 31, 2003.....      (0.13)
    Year Ended May 31, 2002.....      (0.13)
    Year Ended May 31, 2001.....      (0.72)
LIFE VISION MODERATE GROWTH
  FUND(B)
  I SHARES
    Year Ended March 31, 2006...      (0.52)
    Period Ended March 31,
      2005......................      (0.27)
    Year Ended May 31, 2004.....      (0.16)
    Year Ended May 31, 2003.....      (0.16)
    Year Ended May 31, 2002.....      (0.18)
    Year Ended May 31, 2001.....      (1.40)
LIFE VISION TARGET DATE 2015
  FUND(B)
  I SHARES
    Period Ended March 31,
      2006(d)...................      (0.13)
LIFE VISION TARGET DATE 2025
  FUND(B)
  I SHARES
    Period Ended March 31,
      2006(e)...................      (0.12)
LIFE VISION TARGET DATE 2035
  FUND(B)
  I SHARES
    Period Ended March 31,
      2006(f)...................      (0.12)

*   Includes return of capital of $0.003.
** Effective June 1, 2004, the Balanced Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.
+   Not annualized for periods less than one year.
++  Annualized for periods less than one year.
+++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.
# The Fund's total return consists of a voluntary reimbursement by the Investment Adviser and affiliates of 0.09% for a realized investment loss. Excluding this reimbursement, total return would have been 5.01%.
(a) Per share data calculated using average shares outstanding method.
(b) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The expense ratios do not include such expenses.
(c) Commenced operations on November 6, 2003.
(d) Commenced operations on October 12, 2005.
(e) Commenced operations on October 21, 2005.
(f) Commenced operations on November 2, 2005.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  93

                                                                        RATIO OF
             NET ASSET                             NET ASSETS,        NET EXPENSES
             VALUE, END           TOTAL              END OF            TO AVERAGE
             OF PERIOD           RETURN+          PERIOD (000)        NET ASSETS++
             ---------           -------          ------------        ------------
               $11.88              5.10%#           $ 69,616              0.97%
               $12.29              3.14%            $195,680              0.99%
               $12.23              4.24%            $244,042              1.02%
               $11.92             (0.14)%           $228,475              1.02%
               $12.18             (3.29)%           $241,604              1.02%
               $13.18              3.24%            $209,316              1.01%
               $12.32             13.90%            $ 52,765              0.21%
               $11.07              9.15%            $ 43,283              0.21%
               $10.25             20.34%            $ 38,468              0.25%
               $ 8.55            (10.36)%           $ 28,681              0.25%
               $ 9.57             (6.96)%           $ 34,398              0.25%
               $10.31              3.07%            $ 23,936              0.25%
               $11.21              4.96%            $  3,066              0.20%
               $11.09              5.18%            $    414              0.17%
               $10.87              2.68%            $     30              0.25%
               $12.43             11.05%            $ 97,964              0.19%
               $11.41              7.77%            $ 87,520              0.22%
               $10.76             16.92%            $ 75,083              0.25%
               $ 9.33             (5.16)%           $ 59,449              0.25%
               $ 9.98             (2.97)%           $ 77,395              0.25%
               $10.42              6.31%            $ 37,550              0.25%
               $10.85              8.48%            $158,301              0.18%
               $10.49              6.98%            $132,522              0.21%
               $10.06             13.35%            $121,659              0.25%
               $ 9.02             (2.21)%           $ 93,722              0.25%
               $ 9.40             (1.52)%           $ 88,592              0.25%
               $ 9.73              5.28%            $ 73,429              0.25%
               $10.86              9.94%            $    270              0.20%
               $11.11             12.33%            $  1,110              0.20%
               $10.89             10.14%            $    590              0.20%

                                   RATIO OF EXPENSES TO
                  RATIO OF          AVERAGE NET ASSETS
               NET INVESTMENT       (EXCLUDING WAIVERS,      PORTFOLIO
              INCOME (LOSS) TO        REIMBURSEMENTS          TURNOVER
            AVERAGE NET ASSETS++   AND EXPENSE OFFSET)++       RATE+
            --------------------   ---------------------       -----
                    1.73%                   0.99%               133%
                    1.68%                   1.02%               140%
                    1.50%                   1.05%               116%
                    1.74%                   1.05%               102%
                    1.78%                   1.05%                95%
                    2.24%                   1.05%                99%
                    1.30%                   0.26%                31%
                    1.32%                   0.34%                29%
                    0.39%                   0.39%                44%
                    0.33%                   0.40%                50%
                    0.17%                   0.41%               101%
                    1.05%                   0.43%               202%
                    3.58%                   0.56%                29%
                    3.29%                   1.52%               121%
                    2.41%                  85.33%+++            138%
                    1.96%                   0.24%                34%
                    1.82%                   0.33%                59%
                    1.38%                   0.36%                97%
                    1.46%                   0.37%               139%
                    1.25%                   0.39%               166%
                    2.41%                   0.39%               286%
                    2.63%                   0.22%                34%
                    2.32%                   0.32%                83%
                    1.65%                   0.36%               109%
                    1.87%                   0.36%               101%
                    1.81%                   0.36%               202%
                    3.04%                   0.37%               247%
                    2.71%                  13.92%+++             25%
                    2.28%                  11.64%+++             17%
                    2.45%                  10.98%+++             40%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

INVESTMENT SUBADVISER:
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101
(Aggressive Growth Stock Fund and Emerging Growth Stock Fund)

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI includes detailed information about the STI Classic Funds.

The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:
STI Classic Funds
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.




STI CLASSIC FUNDS





                                                                 100093/08-06
                                                                 PU-IE-0806

401(k) Plan Prospectus                                (SUNTRUST LOGO)



















STI Classic Funds for the SunTrust 401(k) Plan

August 1, 2006



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of each Fund ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

 2      AGGRESSIVE GROWTH STOCK FUND


 5      CAPITAL APPRECIATION FUND


 8      INTERNATIONAL EQUITY INDEX FUND


 11     LARGE CAP RELATIVE VALUE FUND


 14     LARGE CAP VALUE EQUITY FUND


 17     MID-CAP EQUITY FUND


 20     SMALL CAP GROWTH STOCK FUND


 23     INVESTMENT GRADE BOND FUND


 26     SEIX HIGH YIELD FUND


 29     SHORT-TERM BOND FUND


 32     PRIME QUALITY MONEY MARKET FUND


 35     MORE INFORMATION ABOUT RISK


 39     MORE INFORMATION ABOUT FUND INVESTMENTS


 39     INFORMATION ABOUT PORTFOLIO HOLDINGS


 39     INVESTMENT ADVISER


 40     INVESTMENT SUBADVISER


 40     PORTFOLIO MANAGERS


 42     PURCHASING AND SELLING FUND SHARES


 45     MARKET TIMING POLICIES AND PROCEDURES


 47     DIVIDENDS AND DISTRIBUTIONS


 47     TAXES


 48     FINANCIAL HIGHLIGHTS


 52     PRIVACY POLICY

INSIDE  HOW TO OBTAIN MORE INFORMATION ABOUT
BACK     THE STI CLASSIC FUNDS
COVER


--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX/AVERAGE/OBJECTIVE?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)

(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING AND SELLING FUND SHARES
  SHAKE
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2006

                                                        PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS

FUND NAME                                              CLASS     INCEPTION*   TICKER  CUSIP

EQUITY FUNDS

Aggressive Growth Stock Fund                           I Shares    2/23/04    SCATX   784767188

Capital Appreciation Fund                              I Shares     7/1/92    STCAX   784766867

International Equity Index Fund                        I Shares     6/6/94    SIEIX   784766594

Large Cap Relative Value Fund                          I Shares    9/26/92    CRVAX   784766198

Large Cap Value Equity Fund                            I Shares    2/12/93    STVTX   784766834

Mid-Cap Equity Fund                                    I Shares     2/2/94    SAGTX   784766750

Small Cap Growth Stock Fund                            I Shares    10/8/98    SSCTX   784766263

FIXED INCOME FUNDS

Investment Grade Bond Fund                             I Shares    7/16/92    STIGX   784766701

Seix High Yield Fund                                   I Shares   10/11/04    SAMHX   78476A843
Short-Term Bond Fund                                   I Shares    3/15/93    SSBTX   784766826

MONEY MARKET FUND

Prime Quality Money Market Fund                        I Shares     6/8/92    SQTXX   784766107


* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's (or the Subadviser's) judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

AGGRESSIVE GROWTH STOCK FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Common stocks of U.S. multi-cap growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with favorable prospects for future revenue, earnings and/or cash flow
                                             growth
INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund may invest in companies of any size.

The Fund invests primarily in common stocks of U.S. companies that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                    AGGRESSIVE GROWTH STOCK FUND



                                                        PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows performance of the Fund's I Shares for the last year.*

(BAR CHART)

2005                    7.11%

      BEST QUARTER               WORST QUARTER



          6.60%                     -7.57%



       (12/31/05)                  (3/31/05)

* The performance information above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.35%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005 to those of the Russell 3000(R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                       1 YEAR   SINCE INCEPTION*
Aggressive Growth Stock Fund   7.11%          7.63%

Russell 3000(R) Growth Index   5.17%          4.98%


(*) Since inception of the I Shares on February 23, 2004. Benchmark returns since February 29, 2004 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000(R) Growth Index measures the performance of those companies found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.

AGGRESSIVE GROWTH STOCK FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.10%
Other Expenses                                                0.11%
                                                              -------------------
Total Annual Operating Expenses(2)                            1.21%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $123        $384         $665         $1,466

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                       CAPITAL APPRECIATION FUND



                                                        PROSPECTUS  5

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation

---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. common stocks

---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate

---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential

---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment
---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)

               INVESTMENT STRATEGY

               The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. The Adviser's strategy focuses primarily on large cap stocks but will also utilize mid-cap stocks.

In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser applies proprietary models to rank stocks based on earnings trends and valuations. It then performs in-depth fundamental analysis to determine the quality and sustainability of earnings, as well as the quality of management. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

CAPITAL APPRECIATION FUND



           6  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     20.31%

1997                     31.13%

1998                     28.06%

1999                      9.71%

2000                      1.62%

2001                     -6.49%

2002                    -21.98%

2003                     18.52%

2004                      6.37%

2005                     -1.27%

      BEST QUARTER               WORST QUARTER



         22.93%                     -14.98%



       (12/31/98)                  (9/30/01)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.29%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                    1 YEAR   5 YEARS   10 YEARS
Capital Appreciation Fund   -1.27%   -1.91%     7.42%

S&P 500(R) Index             4.91%    0.54%     9.07%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                       CAPITAL APPRECIATION FUND



                                                        PROSPECTUS  7

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.92%
Other Expenses                                                0.07%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.99%


(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
 $101    $315     $547     $1,213

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INTERNATIONAL EQUITY INDEX FUND



           8  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Investment results that correspond to the performance of the
                                             MSCI(R) EAFE(R)-GDP Weighted Index (Price Return)

INVESTMENT FOCUS                             Foreign equity securities in the MSCI(R) EAFE(R)-GDP
                                             Weighted Index (Price Return)

SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Statistical analysis to track the MSCI(R) EAFE(R)-GDP
                                             Weighted Index (Price Return)

INVESTOR PROFILE                             Aggressive investors who want exposure to foreign markets
                                             and are willing to accept the increased risks of foreign
                                             investing for the possibility of higher returns


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies.

In selecting investments for the Fund, the Adviser chooses companies included in the MSCI(R) EAFE(R)-GDP Weighted Index (Price Return), an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                 INTERNATIONAL EQUITY INDEX FUND



                                                        PROSPECTUS  9

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                      6.04%
1997                      8.99%
1998                     30.02%
1999                     30.66%
2000                    -17.06%
2001                    -23.47%
2002                    -16.52%
2003                     40.54%
2004                     21.06%
2005                     12.76%

      BEST QUARTER               WORST QUARTER



         21.26%                     -20.53%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 9.79%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Morgan Stanley Capital International Europe, Australasia and Far East - Gross Domestic Product (MSCI (R)
EAFE (R)-GDP) Weighted Index (Price Return).

I SHARES                   1 YEAR   5 YEARS   10 YEARS

International Equity
Index Fund                 12.76%    4.15%     7.16%

MSCI(R) EAFE(R)-GDP
Weighted Index (Price
Return)                    11.15%    3.48%     5.92%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index (Price Return) is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

INTERNATIONAL EQUITY INDEX FUND



          10  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                               I SHARES
Investment Advisory Fees(1)                                    0.50%
Other Expenses                                                 0.17%
                                                               -----------------
Total Annual Operating Expenses(2)                             0.67%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $68      $214      $373       $835

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                   LARGE CAP RELATIVE VALUE FUND



                                                        PROSPECTUS  11

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Long-term capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             Equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole
INVESTOR PROFILE                             Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Large Cap Relative Value Fund invests at least 80% of its net assets in large cap companies.
The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Fund invests primarily in common stocks and other U.S. traded equity securities, which may include listed American Depositary Receipts ("ADRs").

The Adviser uses sector-specific factors to highlight companies whose characteristics are currently undervalued versus market peers. The Adviser performs fundamental research to evaluate securities for the portfolio. The Adviser's approach attempts to identify a well-defined "investment thesis" (what it believes a company's prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Adviser seeks securities with a positive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Adviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

LARGE CAP RELATIVE VALUE FUND



          12  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*
(BAR CHART)

1996                                                                             19.06
1997                                                                             27.69
1998                                                                             18.20
1999                                                                             14.17
2000                                                                              1.43
2001                                                                             -6.60
2002                                                                            -19.64
2003                                                                             28.14
2004                                                                             14.23
2005                                                                              9.59

      BEST QUARTER               WORST QUARTER
         17.38%                     -18.44%
        (6/30/97)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.88%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 1000(R) Value Index, the S&P 500(R)/ BARRA Value Index and the S&P 500 Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                        1 YEAR   5 YEARS   10 YEARS
Large Cap Relative Value Fund    9.59%    3.78%      9.62%
Russell 1000(R) Value Index*     7.05%    5.28%     10.94%
S&P 500(R)/BARRA Value Index     6.33%    2.53%      9.44%
S&P 500 Index                    4.91%    0.54%      9.07%

* Effective May 1, 2006 the Fund transitioned its benchmark from the S&P 500(R)/Barra Value Index to the Russell 1000(R) Value Index as a result of the discontinuation of the S&P/Barra Indices.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                   LARGE CAP RELATIVE VALUE FUND



                                                        PROSPECTUS  13

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.81%
Other Expenses                                                0.06%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.87%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS  5 YEARS  10 YEARS
  $89     $278     $482     $1,073

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LARGE CAP VALUE EQUITY FUND



          14  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             Equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued
                                             stocks
INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock
                                             fund

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion.

In selecting investments for the Fund, the Adviser primarily chooses companies that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends using fundamental research to identify positive catalysts for change.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                     LARGE CAP VALUE EQUITY FUND



                                                        PROSPECTUS  15

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's I Shares from year to year.*
(BAR CHART)

1996                                                                             19.46
1997                                                                             27.08
1998                                                                             10.58
1999                                                                             -2.93
2000                                                                             10.85
2001                                                                             -0.95
2002                                                                            -15.47
2003                                                                             23.64
2004                                                                             15.08
2005                                                                              3.70

      BEST QUARTER               WORST QUARTER
         15.35%                     -19.89%
        (6/30/99)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 8.18%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 1000(R) Value Index and the S&P 500(R)/BARRA Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                     1 YEAR   5 YEARS   10 YEARS

Large Cap Value Equity Fund  3.70%     4.32%      8.36%
Russell 1000(R) Value
Index*                       7.05%     5.28%     10.94%
S&P 500(R)/BARRA Value
Index                        6.33%     2.53%      9.44%

* Effective May 1, 2006 the Fund transitioned its benchmark from the S&P 500(R)/Barra Value Index to the Russell 1000(R) Value Index as a result of the discontinuation of the S&P/Barra Indices.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

LARGE CAP VALUE EQUITY FUND



          16  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                  I SHARES
Investment Advisory Fees(1)                                   0.78%
Other Expenses                                                0.07%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.85%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $87      $271      $471      $1,049

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                             MID-CAP EQUITY FUND



                                                        PROSPECTUS  17

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY                       Moderate to high
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential at an attractive price
INVESTOR PROFILE                             Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Mid-Cap Equity Fund invests at least 80% of its net assets in common stocks and other U.S.
traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russel Midcap(R) Index. As of July 3, 2006, the market capitalization range of companies in the Russell Midcap Index was between approximately $1.59 billion and $16.44 billion.

The Adviser believes that a portfolio of stocks with positive earnings characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with generally 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

MID-CAP EQUITY FUND



          18  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*
(BAR CHART)

1996                                                                             15.42
1997                                                                             21.23
1998                                                                              6.48
1999                                                                             16.14
2000                                                                             -2.97
2001                                                                              2.38
2002                                                                            -28.78
2003                                                                             28.99
2004                                                                             17.06
2005                                                                             13.94

      BEST QUARTER               WORST QUARTER
         24.73%                     -19.96%
       (12/31/98)                  (9/30/98)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.67%.

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell Midcap(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                            1 YEAR   5 YEARS   10 YEARS
I SHARES
Mid-Cap Equity Fund         13.94%    4.64%      7.74%

Russell Midcap(R) Index     12.65%    8.45%     12.49%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

                                                             MID-CAP EQUITY FUND



                                                        PROSPECTUS  19

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   1.00%
Other Expenses                                                0.09%
                                                              -----------------
Total Annual Operating Expenses(2)                            1.09%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
 $111    $347     $601     $1,329

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SMALL CAP GROWTH STOCK FUND



          20  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             U.S. small cap common stocks of growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Identifies small cap companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need current income

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser applies a multi-factor proprietary model to identify companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser then uses fundamental research to select the portfolio of stocks it believes has the best current risk/return relationship. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                     SMALL CAP GROWTH STOCK FUND



                                                        PROSPECTUS  21

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*
(BAR CHART)

1999                                                                             20.55
2000                                                                             11.76
2001                                                                             -0.82
2002                                                                            -22.71
2003                                                                             45.64
2004                                                                             19.21
2005                                                                              7.92

      BEST QUARTER               WORST QUARTER
         24.19%                     -22.83%
        (6/30/03)                  (9/30/01)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.67%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 2000 (R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES               1 YEAR   5 YEARS   SINCE INCEPTION*

Small Cap Growth
Stock Fund              7.92%    7.51%         15.48%
Russell 2000(R)
Growth Index            4.15%    2.28%          9.16%

* Since the inception of the I shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

SMALL CAP GROWTH STOCK FUND



          22  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                  I SHARES
Investment Advisory Fees(1)                                   1.10%
Other Expenses                                                0.07%
                                                              -----------------
Total Annual Operating Expenses(2)                            1.17%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $119     $372      $644      $1,420

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                      INVESTMENT GRADE BOND FUND



                                                        PROSPECTUS  23

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through current income and capital
                                             appreciation, while preserving the principal amount invested
INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify relatively inexpensive securities in a selected market index
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. The Fund may invest in debt obligations of U.S. and non-U.S. issuers. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may

INVESTMENT GRADE BOND FUND



          24  PROSPECTUS

result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*
(BAR CHART)

1996                                                                              2.34
1997                                                                              9.08
1998                                                                              9.19
1999                                                                             -1.53
2000                                                                              6.57
2001                                                                              9.06
2002                                                                              7.42
2003                                                                              3.70
2004                                                                              4.09
2005                                                                              2.16

      BEST QUARTER               WORST QUARTER
          5.39%                     -3.47%
        (9/30/98)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.25%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers U.S. Aggregate Index and the Lipper Intermediate Investment-Grade Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                     1 YEAR   5 YEARS   10 YEARS
Investment Grade Bond Fund   2.16%     5.26%     5.15%

Lehman Brothers U.S.
Government/Credit Index      2.37%     6.11%     6.17%

Lehman Brothers U.S.
Aggregate Index              2.43%     5.87%     6.16%

Lipper Intermediate
Investment-Grade Debt Funds
Objective                    1.77%     5.27%     5.35%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

                                                      INVESTMENT GRADE BOND FUND



                                                        PROSPECTUS  25

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                  I SHARES
Investment Advisory Fees(1)                                   0.50%
Other Expenses                                                0.06%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.56%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS  5 YEARS  10 YEARS
  $57     $179     $313      $701

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SEIX HIGH YIELD FUND



          26  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                                    High income
  SECONDARY                                  Capital appreciation
INVESTMENT FOCUS                             High yield corporate and other debt instruments of U.S. and
                                             non-U.S. entities
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower rated, higher yielding bonds
                                             offering above average total return
INVESTOR PROFILE                             Investors who seek above average total return

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Seix High Yield Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar-denominated, high yield securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or unrated securities that the Adviser believes are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund's comparative benchmark, the Merrill Lynch High Yield Master Index, which is generally between 3 and 6 years. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield corporate securities rated as non-investment grade.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and

                                                            SEIX HIGH YIELD FUND



                                                        PROSPECTUS  27

investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix High Yield Fund, the Fund's predecessor, which began operations on December 29, 2000.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2001                    11.33%
2002                     6.34%
2003                    15.56%
2004                     8.34%
2005                     2.62%

      BEST QUARTER               WORST QUARTER
          5.78%                     -1.66%
        (3/31/01)                  (3/31/05)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.24%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill Lynch High Yield Master Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                                SINCE
I SHARES*                 1 YEAR   5 YEARS   INCEPTION**
Seix High
Yield Fund                2.62%     8.75%       8.74%
Merrill Lynch High Yield
Master Index              2.83%     8.76%       9.07%

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since November 30, 2000 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch High Yield Master Index is a widely-recognized index of U.S. high yield corporate bond issues having maturities of at least one year.

SEIX HIGH YIELD FUND



          28  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.43%
Other Expenses(2)                                             0.06%
                                                              -----------------
Total Annual Operating Expenses(3)                            0.49%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $50       $157       $274        $616

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                            SHORT-TERM BOND FUND



                                                        PROSPECTUS  29

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that offer a comparably
                                             better return than similar securities for a given level of credit risk

INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short-
to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less.

In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

SHORT-TERM BOND FUND



          30  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*
(BAR CHART)

1996                                                                             3.90
1997                                                                             6.78
1998                                                                             6.84
1999                                                                             0.92
2000                                                                             7.64
2001                                                                             7.54
2002                                                                             2.59
2003                                                                             2.53
2004                                                                             0.98
2005                                                                             1.67

      BEST QUARTER               WORST QUARTER
          3.86%                     -1.04%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.02%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 1-3 Year Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                     1 YEAR   5 YEARS   10 YEARS

Short-Term Bond Fund         1.67%     3.03%     4.10%

Citigroup 1-3 Year
Government/Credit Index      1.82%     4.19%     5.11%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/ Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade
(BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

                                                            SHORT-TERM BOND FUND



                                                        PROSPECTUS  31

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                  I SHARES
Investment Advisory Fees(1)                                   0.40%
Other Expenses                                                0.08%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.48%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $49      $154      $269       $604

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

PRIME QUALITY MONEY MARKET FUND



          32  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity
INVESTMENT FOCUS                             Money market instruments
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify money market instruments with the most attractive risk/return trade-off
INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

                                                 PRIME QUALITY MONEY MARKET FUND



                                                        PROSPECTUS  33

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                                         4.99%
1997                                         5.15%
1998                                         5.10%
1999                                         4.74%
2000                                         6.04%
2001                                         3.72%
2002                                         1.44%
2003                                         0.67%
2004                                         0.85%
2005                                         2.74%

      BEST QUARTER               WORST QUARTER



          1.55%                      0.12%
        (9/30/00)                  (3/31/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.10%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. First Tier Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                     1 YEAR   5 YEARS   10 YEARS

Prime Quality Money Market
Fund                         2.74%     1.88%     3.53%

iMoneyNet, Inc. First Tier
Retail Average               2.46%     1.65%     3.33%


To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

PRIME QUALITY MONEY MARKET FUND



          34  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                  I SHARES
Investment Advisory Fees(1)                                   0.50%
Other Expenses                                                0.06%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.56%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
 $57     $179     $313      $701

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                        PROSPECTUS  35

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

BELOW INVESTMENT GRADE RISK

Investment Grade Bond Fund
Seix High Yield Fund
Short-Term Bond Fund

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

Aggressive Growth Stock Fund
Capital Appreciation Fund
International Equity Index Fund
Investment Grade Bond Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Mid-Cap Equity Fund
Seix High Yield Fund
Short-Term Bond Fund
Small Cap Growth Stock Fund

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Credit default swaps can increase a Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

EMERGING MARKETS RISK

International Equity Index Fund
Investment Grade Bond Fund
Seix High Yield Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely

MORE INFORMATION ABOUT RISK



          36  PROSPECTUS

to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

EQUITY RISK

Aggressive Growth Stock Fund
Capital Appreciation Fund
International Equity Index Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Mid-Cap Equity Fund
Small Cap Growth Stock Fund

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE-TRADED FUND RISK

Aggressive Growth Stock Fund
Capital Appreciation Fund
International Equity Index Fund
Investment Grade Bond Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Mid-Cap Equity Fund
Seix High Yield Fund
Short-Term Bond Fund
Small Cap Growth Stock Fund

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

Investment Grade Bond Fund
Prime Quality Money Market Fund
Seix High Yield Fund
Short-Term Bond Fund

The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund's income to decline. Income risk is generally higher for short-term bonds.

                                                     MORE INFORMATION ABOUT RISK



                                                        PROSPECTUS  37

FLOATING RATE LOAN RISK

Investment Grade Bond Fund
Seix High Yield Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

FOREIGN SECURITY RISKS

Aggressive Growth Stock Fund
International Equity Index Fund
Investment Grade Bond Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Mid-Cap Equity Fund
Prime Quality Money Market Fund
Seix High Yield Fund
Small Cap Growth Stock Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments

MORE INFORMATION ABOUT RISK



          38  PROSPECTUS

may intervene in the currency markets, causing a decline in value or liquidity in a Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Aggressive Growth Stock Fund
Capital Appreciation Fund
International Equity Index Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Mid-Cap Equity Fund

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

MORTGAGE-BACKED SECURITY RISK

Investment Grade Bond Fund
Seix High Yield Fund
Short-Term Bond Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of a Fund.

SMALLER COMPANY RISK

Aggressive Growth Stock Fund
Capital Appreciation Fund
International Equity Index Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Mid-Cap Equity Fund
Small Cap Growth Stock Fund

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

TRACKING ERROR RISK

International Equity Index Fund

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

                                         MORE INFORMATION ABOUT FUND INVESTMENTS



                                                        PROSPECTUS  39

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (except the Prime Quality Money Market Fund) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Investment Grade Bond and Short-Term Bond Funds each may shorten its average weighted maturity to as little as 90 days. A Fund (other than the Prime Quality Money Market Fund) will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. Seix Advisors, a fixed income division of Trusco, located at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458, manages the Investment Grade Bond Fund and the Seix High Yield Fund. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management. For the fiscal year ended March 31, 2006, the Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:

  Aggressive Growth Stock Fund               1.09%



  Capital Appreciation Fund                  1.00%



  International Equity Index Fund            0.59%



  Investment Grade Bond Fund                 0.58%



  Large Cap Relative Value Fund              0.84%



  Large Cap Value Equity Fund                0.79%



  Mid-Cap Equity Fund                        1.04%



  Prime Quality Money Market Fund            0.52%



  Seix High Yield Fund                       0.45%



  Short-Term Bond Fund                       0.47%



  Small Cap Growth Stock Fund                1.11%




Since August 1, 2005, the following breakpoints have been used in computing the advisory fee:

EQUITY FUNDS AND BOND FUNDS

  AVERAGE DAILY NET ASSETS      DISCOUNT FROM FULL FEE
  ------------------------      ----------------------
First $500 million              None - Full Fee
Next $500 million               5%
Over $1 billion                 10%

MONEY MARKET FUND

  AVERAGE DAILY NET ASSETS      DISCOUNT FROM FULL FEE
  ------------------------      ----------------------
First $1 billion                None - Full Fee
Next $1.5 billion               5%
Next $2.5 billion               10%
Over $5 billion                 20%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds' asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

  Capital Appreciation Fund                  0.97%
  Large Cap Relative Value Fund              0.85%
  Large Cap Value Equity Fund                0.80%
  Prime Quality Money Market Fund            0.55%
  Seix High Yield Fund                       0.45%
  Small Cap Growth Stock Fund                1.15%

* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Funds' semi-annual report to shareholders for the period ended September 30, 2005.

INVESTMENT SUBADVISER



          40  PROSPECTUS

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund, the Adviser oversees the Subadviser to ensure compliance with the Fund's investment policies and guidelines and monitors the Subadviser's adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Aggressive Growth Stock Fund. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information.
A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

INVESTMENT SUBADVISER

Zevenbergen Capital Investments LLC, 601 Union Street, Seattle, Washington 98101, serves as the Subadviser to the Aggressive Growth Stock Fund and manages the portfolio of the Aggressive Growth Stock Fund on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. As of June 30, 2006, the Subadviser had approximately $1.2 billion in assets under management. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Subadviser is entitled to receive from the Adviser 0.625% of the Aggressive Growth Stock Fund's daily net assets.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Andrew Atkins has served as Equity Portfolio Analyst at Trusco since August 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 2005. He has more than 6 years of investment experience.

Mr. Robert W. Corner has served as Managing Director of Trusco since September 1996. He has co-managed the SHORT-TERM BOND FUND since January 2003. He has more than 19 years of investment experience.

Mr. Chad Deakins, CFA, has served as Managing Director of Trusco since May 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 2005, after managing the Fund since February 1999. In addition, he has co-managed the MID-CAP EQUITY FUND since February 2006, after managing the Fund from September 2004 to January 2006 and co-managing the Fund from February 2003 to September 2004. He has more than 12 years of investment experience.

Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1992. She has co-managed the AGGRESSIVE GROWTH STOCK FUND since its inception. She has more than 23 years of investment experience.

Mr. James P. Foster has served as Managing Director of Trusco since May 2004 and has been with Trusco since 1988. He has co-managed the SMALL CAP GROWTH STOCK FUND since June 2006. He has more than 37 years of investment experience.

Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co-managed the SEIX HIGH YIELD FUND since its inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. He has more than 20 years of investment experience.

Mr. Greg Hallman has served as Vice President of Trusco since February 2006 after serving as Associate

                                                              PORTFOLIO MANAGERS



                                                        PROSPECTUS  41

since November 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND since November 2004. He has more than 7 years of investment experience.

Ms. Kimberly C. Maichle, CFA, has served as Director of Trusco since February 2006 after serving as Vice President since July 1995. She has co-managed the PRIME QUALITY MONEY MARKET FUND since November 2004. She has more than 17 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000. Mr. Markunas has managed the LARGE CAP RELATIVE VALUE FUND since its inception. He has more than 22 years of investment experience.

Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the SEIX HIGH YIELD FUND since its inception after serving as the portfolio manager of the Fund's predecessor fund. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 21 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM BOND FUND since January 2003. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 24 years of investment experience.

Ms. Elizabeth G. Pola, CFA, joined Trusco in 1983 and has served as Executive Vice President and Director of Equity Research of Trusco since 2000. She has co-managed the CAPITAL APPRECIATION FUND since December 2005. She has more than 24 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973 and has served as Executive Vice President and head of the equity funds group at Trusco since February 2000. He has co-managed the CAPITAL APPRECIATION FUND since December 2005, after managing the Fund since June 2000. He has more than 33 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000. He has managed the LARGE CAP VALUE EQUITY FUND since April 1995. He has more than 24 years of investment experience.

Mr. E. Dean Speer, CFA, CPA, has served as Director of Trusco since February 2006 after serving as Vice President since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND since January 2005. He has more than 8 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the INVESTMENT GRADE BOND FUND since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 25 years of investment experience.

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the INVESTMENT GRADE BOND FUND since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.

Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1995. She has co-managed the AGGRESSIVE GROWTH STOCK FUND since its inception. She has more than 11 years of investment experience.

Mr. Stuart F. Van Arsdale, CFA, has served as Managing Director of Trusco since May 2002. He has co-managed the SMALL CAP GROWTH STOCK FUND since June 2006. Prior to joining Trusco, Mr. Van Arsdale served as Director of Growth Investments for Deprince, Race & Zollo, Inc. from October 1998 to April 2002. He has more than 26 years of investment experience.

Mr. Scott Yuschak, CFA, has served as Vice President and Research Analyst at Trusco since February 2005. He has co-managed the MID-CAP EQUITY FUND since February 2006. Prior to joining Trusco, Mr. Yuschak served as Sector Manager and Equity Analyst at Banc One from July 2000 to February 2005. He has more than 9 years of investment experience.

PURCHASING AND SELLING FUND SHARES



          42  PROSPECTUS

Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer for the Subadviser since January 1987. She has co-managed the AGGRESSIVE GROWTH STOCK FUND since its inception. She has more than 24 years of investment experience.

The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") I Shares of the Funds.

If your I Shares are held in a retirement plan account, the rules and procedures you must follow as a plan participant regarding the purchase, redemption or exchange of I Shares may be different from those described in this prospectus. Review the information you have about your retirement plan (e.g., the SunTrust 401(k) Summary Plan Description) and contact the SunTrust Benefits Service Center (BENE) at 1-800-818-2363 for specific questions about your account.

HOW TO PURCHASE FUND SHARES

The Funds offer I Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

- assets of a bona fide trust, or

- assets of a business entity possessing a tax identification number.

As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). But you may not do so for shares of the Prime Quality Money Market Fund on days when the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Prime Quality Money Market Fund), a Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Prime Quality Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Prime Quality Money Market Fund or its authorized agent must receive your order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 6:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Prime Quality Money Market Fund receives federal funds before calculating its NAV the following day. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

                                              PURCHASING AND SELLING FUND SHARES



                                                        PROSPECTUS  43

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund (except the Prime Quality Money Market Fund) generally values its investment portfolio at market price. In calculating NAV for the Prime Quality Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are not readily available or the Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. The Prime Quality Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

Although most Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, a Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, a Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

IN-KIND PURCHASES

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record

PURCHASING AND SELLING FUND SHARES



          44  PROSPECTUS

information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

Redemption orders must be received by the Prime Quality Money Market Fund on any Business Day before 3:00 p.m., Eastern Time. Orders received after 3:00 p.m., Eastern Time will be executed the following Business Day.

A MEDALLION SIGNATURE GUARANTEE] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;
- sent to an address or bank account other than the address or bank account of record; or
- sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

                                           MARKET TIMING POLICIES AND PROCEDURES



                                                        PROSPECTUS  45

 ] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

FOR ALL FUNDS EXCEPT THE PRIME QUALITY MONEY MARKET FUND

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign

MARKET TIMING POLICIES AND PROCEDURES



          46  PROSPECTUS

security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

FOR THE PRIME QUALITY MONEY MARKET FUND

The Prime Quality Money Market Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                        PROSPECTUS  47

from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

  DECLARED DAILY AND DISTRIBUTED MONTHLY
  Investment Grade Bond Fund
  Prime Quality Money Market Fund
  Seix High Yield Fund
  Short-Term Bond Fund

  QUARTERLY
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Small Cap Growth Stock Fund

  ANNUALLY
  International Equity Index Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If the SunTrust 401(k) Plan owns Fund shares on a Fund's record date, the Plan is entitled to receive the distribution.

As Plan participants, you will receive dividends and distributions in the form of additional Fund shares if you own shares of the Fund on the date the dividend or distribution is allocated by the Plan. You will, therefore, not receive a dividend or distribution if you do not own shares of the Fund on the date the dividend or distribution is allocated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through the SunTrust 401(k) Plan. Generally, you will not owe taxes on these distributions until you begin withdrawals from the Plan. Redemptions of Fund shares resulting in withdrawals from the Plan are subject to numerous complex and special tax rules and may be subject to a penalty in the case of premature withdrawals. If you have questions about the tax consequences of Plan withdrawals, you should consult your tax advisor; the Plan's Summary Plan Description in the SunTrust Employee Handbook; BENE, the SunTrust Benefits Service Center, at 1-800-818-2363; or the Plan Administrator, SunTrust Human Resources, P.O. Box 4418, Center 636, Atlanta, Georgia 30302.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



             48  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for each of the three years (or periods) ended October 31, 2003 for the Seix High Yield Fund, and the year ended May 31, 2001 for all other Funds, which has been audited by predecessor accounting firms one of which has ceased operations. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

                                      NET ASSET                      NET REALIZED                     DIVIDENDS
                                       VALUE,           NET         AND UNREALIZED                     FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------    -------------    --------------    ----------        ------        -------------
AGGRESSIVE GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006.......   $ 9.89          (0.07)(a)          2.42(a)         2.35              --*              --
    Period Ended March 31, 2005.....   $10.00          (0.06)(a)         (0.05)(a)       (0.11)             --               --
    Period Ended May 31, 2004(b)....   $10.00          (0.02)(a)          0.02(a)           --              --               --
CAPITAL APPRECIATION FUND
  I SHARES
    Year Ended March 31, 2006.......   $12.22           0.03(a)           0.86(a)         0.89           (0.02)           (0.26)
    Period Ended March 31, 2005.....   $12.33           0.03(a)           0.07(a)         0.10           (0.03)           (0.18)
    Year Ended May 31, 2004.........   $11.02          (0.03)(a)          1.34(a)         1.31              --               --
    Year Ended May 31, 2003.........   $12.24          (0.03)(a)         (1.19)(a)       (1.22)             --               --
    Year Ended May 31, 2002.........   $13.89             --             (1.53)          (1.53)             --            (0.12)
    Year Ended May 31, 2001.........   $17.12          (0.05)            (0.38)          (0.43)             --            (2.80)
INTERNATIONAL EQUITY INDEX FUND
  I SHARES
    Year Ended March 31, 2006.......   $12.83           0.25              2.94            3.19           (0.21)              --
    Period Ended March 31, 2005.....   $11.11           0.08(a)           1.88(a)         1.96           (0.24)              --
    Year Ended May 31, 2004.........   $ 8.39           0.14(a)           2.71(a)         2.85           (0.13)              --
    Year Ended May 31, 2003.........   $ 9.76           0.10(a)          (1.43)(a)       (1.33)          (0.04)              --
    Year Ended May 31, 2002.........   $11.18           0.04             (1.43)          (1.39)          (0.03)              --
    Year Ended May 31, 2001.........   $13.97           0.06             (2.69)          (2.63)          (0.07)           (0.09)
LARGE CAP RELATIVE VALUE FUND
  I SHARES
    Year Ended March 31, 2006.......   $16.07           0.18              1.83            2.01           (0.18)           (0.70)
    Period Ended March 31, 2005.....   $14.72           0.17              1.74            1.91           (0.18)           (0.38)
    Year Ended May 31, 2004.........   $12.21           0.14(a)           2.50(a)         2.64           (0.13)              --
    Year Ended May 31, 2003.........   $13.80           0.13             (1.60)          (1.47)          (0.12)              --
    Year Ended May 31, 2002.........   $15.05           0.09             (1.26)          (1.17)          (0.08)              --
    Year Ended May 31, 2001.........   $15.53           0.07             (0.04)           0.03           (0.08)           (0.43)
LARGE CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......   $12.59           0.23              1.26            1.49           (0.23)              --
    Period Ended March 31, 2005.....   $11.47           0.15              1.15            1.30           (0.18)              --
    Year Ended May 31, 2004.........   $ 9.73           0.15(a)           1.74(a)         1.89           (0.15)              --
    Year Ended May 31, 2003.........   $11.05           0.15             (1.33)          (1.18)          (0.14)              --
    Year Ended May 31, 2002.........   $11.61           0.12             (0.56)          (0.44)          (0.12)              --
    Year Ended May 31, 2001.........   $10.38           0.19              1.24            1.43           (0.20)              --

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
AGGRESSIVE GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006.......         --*
    Period Ended March 31, 2005.....         --
    Period Ended May 31, 2004(b)....         --
CAPITAL APPRECIATION FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.28)
    Period Ended March 31, 2005.....      (0.21)
    Year Ended May 31, 2004.........         --
    Year Ended May 31, 2003.........         --
    Year Ended May 31, 2002.........      (0.12)
    Year Ended May 31, 2001.........      (2.80)
INTERNATIONAL EQUITY INDEX FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.21)
    Period Ended March 31, 2005.....      (0.24)
    Year Ended May 31, 2004.........      (0.13)
    Year Ended May 31, 2003.........      (0.04)
    Year Ended May 31, 2002.........      (0.03)
    Year Ended May 31, 2001.........      (0.16)
LARGE CAP RELATIVE VALUE FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.88)
    Period Ended March 31, 2005.....      (0.56)
    Year Ended May 31, 2004.........      (0.13)
    Year Ended May 31, 2003.........      (0.12)
    Year Ended May 31, 2002.........      (0.08)
    Year Ended May 31, 2001.........      (0.51)
LARGE CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.23)
    Period Ended March 31, 2005.....      (0.18)
    Year Ended May 31, 2004.........      (0.15)
    Year Ended May 31, 2003.........      (0.14)
    Year Ended May 31, 2002.........      (0.12)
    Year Ended May 31, 2001.........      (0.20)

*   Amount less than $0.005.
+   Not annualized for periods less than one year.
++  Annualized for periods less than one year.
# The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total return for the period.
(a) Per share data was calculated using the average shares method.
(b) Commenced operations on February 23, 2004.

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  49

             NET ASSET                          NET ASSETS,
             VALUE, END         TOTAL             END OF
             OF PERIOD         RETURN+         PERIOD (000)
             ---------         -------         ------------
               $12.24            23.77%         $  254,412
               $ 9.89            (1.10)%        $   58,988
               $10.00               --%         $   20,501
               $12.83             7.33%         $1,296,236
               $12.22             0.76%         $1,493,213
               $12.33            11.89%         $1,248,636
               $11.02            (9.97)%        $1,090,549
               $12.24           (11.06)%        $1,204,445
               $13.89            (3.74)%        $1,177,933
               $15.81            25.06%#        $  774,008
               $12.83            17.68%         $  517,993
               $11.11            34.07%         $  351,163
               $ 8.39           (13.63)%        $  248,770
               $ 9.76           (12.43)%        $  287,944
               $11.18           (18.90)%        $  236,862
               $17.20            12.76%         $1,396,362
               $16.07            12.98%         $1,010,717
               $14.72            21.76%         $  782,665
               $12.21           (10.58)%        $  598,862
               $13.80            (7.80)%        $  792,557
               $15.05             0.11%         $  867,664
               $13.85            11.93%         $  766,547
               $12.59            11.42%         $  792,677
               $11.47            19.58%         $  715,928
               $ 9.73           (10.54)%        $  681,899
               $11.05            (3.68)%        $  686,014
               $11.61            14.09%         $  704,842

                                                       RATIO OF EXPENSES TO
                RATIO OF              RATIO OF          AVERAGE NET ASSETS
              NET EXPENSES         NET INVESTMENT       (EXCLUDING WAIVERS      PORTFOLIO
               TO AVERAGE         INCOME (LOSS) TO            AND/OR             TURNOVER
              NET ASSETS++      AVERAGE NET ASSETS++    REIMBURSEMENTS)++         RATE+
              ------------      --------------------    -----------------         -----
                  1.19%                (0.61)%                 1.23%                 30%
                  1.22%                (0.79)%                 1.45%                 42%
                  1.22%                (0.74)%                 1.61%                  2%
                  1.06%                 0.22%                  1.07%                 74%
                  1.19%                 0.31%                  1.21%                 72%
                  1.23%                (0.25)%                 1.24%                106%
                  1.22%                (0.32)%                 1.24%                 69%
                  1.22%                (0.54)%                 1.24%                 75%
                  1.21%                (0.29)%                 1.24%                 75%
                  0.76%                 1.84%                  0.78%                  7%
                  0.97%                 0.81%                  1.06%                 21%
                  0.98%                 1.38%                  1.07%                 10%
                  1.03%                 1.26%                  1.12%                 25%
                  1.04%                 0.63%                  1.12%                 35%
                  1.06%                 0.40%                  1.09%                 13%
                  0.90%                 1.15%                  0.90%                 55%
                  0.96%                 1.23%                  0.96%                 44%
                  1.00%                 1.03%                  1.00%                 51%
                  0.99%                 1.05%                  0.99%                 52%
                  0.99%                 0.63%                  0.99%                 68%
                  0.99%                 0.49%                  0.99%                 73%
                  0.85%                 1.74%                  0.86%                104%
                  0.86%                 1.52%                  0.86%                 87%
                  0.90%                 1.40%                  0.90%                 67%
                  0.89%                 1.68%                  0.89%                 46%
                  0.90%                 1.13%                  0.90%                 60%
                  0.90%                 1.70%                  0.90%                 77%

FINANCIAL HIGHLIGHTS



             50  PROSPECTUS

For a Share Outstanding Throughout the Periods

                                      NET ASSET                      NET REALIZED                     DIVIDENDS
                                       VALUE,           NET         AND UNREALIZED                     FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------    -------------    --------------    ----------        ------        -------------
MID-CAP EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......   $12.03           0.07              2.26            2.33           (0.07)           (0.62)
    Period Ended March 31, 2005.....   $10.32           0.07              1.70            1.77           (0.06)              --
    Year Ended May 31, 2004.........   $ 8.74           0.06(a)           1.57(a)         1.63           (0.05)              --
    Year Ended May 31, 2003.........   $ 9.79          (0.03)(a)         (1.02)(a)*      (1.05)*            --               --
    Year Ended May 31, 2002.........   $10.95           0.01             (1.17)          (1.16)             --               --
    Year Ended May 31, 2001.........   $14.10          (0.03)            (0.61)          (0.64)             --            (2.51)
SMALL CAP GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006.......   $19.99          (0.14)(a)          5.46(a)         5.32              --            (1.66)
    Period Ended March 31, 2005.....   $20.25          (0.08)(a)          2.27(a)         2.19              --            (2.45)
    Year Ended May 31, 2004.........   $15.19          (0.16)(a)          5.22(a)         5.06              --               --
    Year Ended May 31, 2003.........   $17.28          (0.12)(a)         (1.72)(a)       (1.84)             --            (0.25)
    Year Ended May 31, 2002.........   $18.37             --             (1.02)          (1.02)             --            (0.07)
    Year Ended May 31, 2001.........   $18.30          (0.18)             1.71            1.53              --            (1.46)
INVESTMENT GRADE BOND FUND
  I SHARES
    Year Ended March 31, 2006.......   $10.51           0.42             (0.11)           0.31           (0.42)              --
    Period Ended March 31, 2005***..   $10.31           0.29              0.19            0.48           (0.28)              --
    Year Ended May 31, 2004.........   $10.94           0.35(a)          (0.60)(a)       (0.25)          (0.38)              --
    Year Ended May 31, 2003.........   $10.24           0.40              0.76            1.16           (0.46)              --
    Year Ended May 31, 2002.........   $10.23           0.51              0.01            0.52           (0.51)              --
    Year Ended May 31, 2001.........   $ 9.58           0.61              0.65            1.26           (0.61)              --
SEIX HIGH YIELD FUND
  I SHARES
    Year Ended March 31, 2006.......   $10.94           0.68             (0.10)           0.58           (0.68)           (0.15)
    Period Ended March 31, 2005.....   $11.42           0.29             (0.35)          (0.06)          (0.29)           (0.13)
    Year Ended October 31,
      2004****......................   $11.09           0.72              0.35            1.07           (0.72)           (0.02)
    Year Ended October 31, 2003.....   $10.17           0.68              0.92            1.60           (0.68)              --
    Year Ended October 31, 2002.....   $10.40           0.63             (0.20)           0.43           (0.63)           (0.03)
    Period Ended October 31,
      2001(b).......................   $10.00           0.64              0.36            1.00           (0.60)              --
SHORT-TERM BOND FUND
  I SHARES
    Year Ended March 31, 2006.......   $ 9.73           0.32             (0.01)           0.31           (0.33)              --
    Period Ended March 31, 2005***..   $ 9.84           0.20             (0.11)           0.09           (0.20)              --
    Year Ended May 31, 2004.........   $10.04           0.24(a)          (0.19)(a)        0.05           (0.25)              --
    Year Ended May 31, 2003.........   $10.01           0.33              0.03            0.36           (0.33)              --
    Year Ended May 31, 2002.........   $10.04           0.46             (0.03)           0.43           (0.46)              --
    Year Ended May 31, 2001.........   $ 9.65           0.56              0.39            0.95           (0.56)              --
PRIME QUALITY MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006.......   $ 1.00           0.03                --            0.03           (0.03)              --
    Period Ended March 31, 2005***..   $ 1.00           0.01                --            0.01           (0.01)              --
    Year Ended May 31, 2004.........   $ 1.00           0.01                --            0.01           (0.01)              --**
    Year Ended May 31, 2003.........   $ 1.00           0.01                --            0.01           (0.01)              --**
    Year Ended May 31, 2002.........   $ 1.00           0.02                --            0.02           (0.02)              --
    Year Ended May 31, 2001.........   $ 1.00           0.06                --            0.06           (0.06)              --


                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
MID-CAP EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.69)
    Period Ended March 31, 2005.....      (0.06)
    Year Ended May 31, 2004.........      (0.05)
    Year Ended May 31, 2003.........         --
    Year Ended May 31, 2002.........         --
    Year Ended May 31, 2001.........      (2.51)
SMALL CAP GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006.......      (1.66)
    Period Ended March 31, 2005.....      (2.45)
    Year Ended May 31, 2004.........         --
    Year Ended May 31, 2003.........      (0.25)
    Year Ended May 31, 2002.........      (0.07)
    Year Ended May 31, 2001.........      (1.46)
INVESTMENT GRADE BOND FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.42)
    Period Ended March 31, 2005***..      (0.28)
    Year Ended May 31, 2004.........      (0.38)
    Year Ended May 31, 2003.........      (0.46)
    Year Ended May 31, 2002.........      (0.51)
    Year Ended May 31, 2001.........      (0.61)
SEIX HIGH YIELD FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.83)
    Period Ended March 31, 2005.....      (0.42)
    Year Ended October 31,
      2004****......................      (0.74)
    Year Ended October 31, 2003.....      (0.68)
    Year Ended October 31, 2002.....      (0.66)
    Period Ended October 31,
      2001(b).......................      (0.60)
SHORT-TERM BOND FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.33)
    Period Ended March 31, 2005***..      (0.20)
    Year Ended May 31, 2004.........      (0.25)
    Year Ended May 31, 2003.........      (0.33)
    Year Ended May 31, 2002.........      (0.46)
    Year Ended May 31, 2001.........      (0.56)
PRIME QUALITY MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.03)
    Period Ended March 31, 2005***..      (0.01)
    Year Ended May 31, 2004.........      (0.01)
    Year Ended May 31, 2003.........      (0.01)
    Year Ended May 31, 2002.........      (0.02)
    Year Ended May 31, 2001.........      (0.06)

+   Not annualized for periods less than one year.
++  Annualized for periods less than one year.
(a) Per share data was calculated using the average shares method.
(b) Commenced operations on December 29, 2000.
*   Includes redemption fees of $0.01.
**  Amount less than $0.005 per share.
*** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

                                                                                                       CHANGE TO RATIO
                                                                                                      OF NET INVESTMENT
                                                                                   CHANGE TO NET      INCOME TO AVERAGE
                                                               CHANGE TO NET        REALIZED AND         NET ASSETS
                                                                 INVESTMENT       UNREALIZED GAINS    -----------------
                                                              INCOME PER SHARE   (LOSSES) PER SHARE       I SHARES
                                                              ----------------   ------------------   -----------------
Investment Grade Bond Fund..................................         0.01               (0.01)              0.18%
Short-Term Bond Fund........................................         0.01               (0.01)              0.08%

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  51

             NET ASSET                          NET ASSETS,
             VALUE, END         TOTAL             END OF
             OF PERIOD         RETURN+         PERIOD (000)
             ---------         -------         ------------
               $13.67            19.68%         $  410,459
               $12.03            17.17%         $  214,660
               $10.32            18.70%         $  177,128
               $ 8.74           (10.73)%        $  118,092
               $ 9.79           (10.59)%        $  171,813
               $10.95            (6.92)%        $  156,111
               $23.65            27.55%         $1,641,681
               $19.99            10.60%         $  940,775
               $20.25            33.31%         $  789,650
               $15.19           (10.50)%        $  567,714
               $17.28            (5.55)%        $  593,211
               $18.37             8.33%         $  508,857
               $10.40             2.94%         $  480,024
               $10.51             4.71%         $  602,995
               $10.31            (2.31)%        $  578,345
               $10.94            11.61%         $  821,342
               $10.24             5.18%         $  886,471
               $10.23            13.55%         $  860,073
               $10.69             5.37%         $1,217,679
               $10.94            (0.53)%        $1,391,879
               $11.42             9.97%         $1,689,327
               $11.09            16.10%         $1,057,993
               $10.17             4.21%         $   82,017
               $10.40            10.14%         $    4,641
               $ 9.71             3.24%         $  281,282
               $ 9.73             0.96%         $  288,502
               $ 9.84             0.45%         $  282,188
               $10.04             3.70%         $  302,708
               $10.01             4.29%         $  305,884
               $10.04            10.13%         $  215,458
               $ 1.00             3.25%         $2,976,881
               $ 1.00             1.13%         $3,173,794
               $ 1.00             0.52%         $3,477,598
               $ 1.00             1.17%         $4,284,266
               $ 1.00             2.29%         $3,907,203
               $ 1.00             5.75%         $3,728,371

                                                       RATIO OF EXPENSES TO
                RATIO OF              RATIO OF          AVERAGE NET ASSETS
              NET EXPENSES         NET INVESTMENT       (EXCLUDING WAIVERS      PORTFOLIO
               TO AVERAGE         INCOME (LOSS) TO            AND/OR             TURNOVER
              NET ASSETS++      AVERAGE NET ASSETS++    REIMBURSEMENTS)++         RATE+
              ------------      --------------------    -----------------         -----
                  1.12%                 0.63%                  1.13%                138%
                  1.20%                 0.64%                  1.22%                 68%
                  1.23%                 0.64%                  1.26%                126%
                  1.22%                (0.31)%                 1.25%                144%
                  1.22%                (0.18)%                 1.24%                 87%
                  1.21%                (0.24)%                 1.25%                100%
                  1.17%                (0.66)%                 1.18%                 98%
                  1.22%                (0.46)%                 1.22%                 70%
                  1.25%                (0.83)%                 1.25%                107%
                  1.24%                (0.87)%                 1.24%                 96%
                  1.25%                (1.01)%                 1.25%                100%
                  1.24%                (0.95)%                 1.25%                112%
                  0.65%                 3.91%                  0.65%                171%
                  0.78%                 3.31%                  0.80%                268%
                  0.82%                 3.29%                  0.84%                119%
                  0.81%                 3.92%                  0.83%                137%
                  0.81%                 4.81%                  0.83%                123%
                  0.81%                 6.17%                  0.84%                131%
                  0.49%                 6.20%                  0.50%                 95%
                  0.51%                 6.22%                  0.57%                 42%
                  0.55%                 6.48%                  0.64%                 73%
                  0.55%                 6.67%                  0.67%                108%
                  0.55%                 6.80%                  1.07%                 97%
                  0.55%                 7.33%                  3.98%                466%
                  0.55%                 3.32%                  0.57%                 94%
                  0.66%                 2.48%                  0.71%                 64%
                  0.70%                 2.42%                  0.75%                 66%
                  0.70%                 3.34%                  0.75%                 89%
                  0.70%                 4.48%                  0.75%                142%
                  0.70%                 5.71%                  0.76%                 87%
                  0.58%                 3.19%                  0.61%                N/A
                  0.60%                 1.34%                  0.71%                N/A
                  0.63%                 0.52%                  0.74%                N/A
                  0.63%                 1.14%                  0.74%                N/A
                  0.63%                 2.22%                  0.74%                N/A
                  0.63%                 5.57%                  0.75%                N/A

****Effective November 1, 2003, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology is noted below:

                                                                                                       CHANGE TO RATIO
                                                                                                      OF NET INVESTMENT
                                                                                   CHANGE TO NET      INCOME TO AVERAGE
                                                               CHANGE TO NET        REALIZED AND         NET ASSETS
                                                                 INVESTMENT       UNREALIZED GAINS    -----------------
                                                              INCOME PER SHARE   (LOSSES) PER SHARE       I SHARES
                                                              ----------------   ------------------   -----------------
Seix High Yield Fund                                               $ 0.01              $(0.01)              0.06%

                                                  HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

INVESTMENT SUBADVISER:
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101
(Aggressive Growth Stock Fund)

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"):
The SAI includes detailed information about the STI Classic Funds.
The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.

STI Classic Funds

(SUNTRUST LOGO)

suntrust.com
800.SUNTRUST

(C)2006, SunTrust Banks, Inc. SunTrust is a federally registered service mark of
SunTrust Banks, Inc. mkt 33626-06                                   PU-401K-0806

                                             STI CLASSIC FUNDS

                                                  A Shares
                                                  C Shares

                                                 PROSPECTUS



STI CLASSIC BOND FUNDS

         Core Bond Fund
         Florida Tax-Exempt Bond Fund
         Georgia Tax-Exempt Bond Fund
         High Income Fund
         Intermediate Bond Fund
         Investment Grade Bond Fund
         Investment Grade Tax-Exempt Bond Fund
         Limited-Term Federal Mortgage Securities Fund
         Maryland Municipal Bond Fund
         North Carolina Tax-Exempt Bond Fund
         Seix Floating Rate High Income Fund
         Seix High Yield Fund
         Short-Term Bond Fund
         Short-Term U.S. Treasury Securities Fund
         Strategic Income Fund
         U.S. Government Securities Fund
         Virginia Intermediate Municipal Bond Fund

         Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")


                                                     August 1, 2006

                                              The Securities and Exchange
                                              Commission has not approved or
                                              disapproved these securities or
                                              passed upon the adequacy of this
                                              prospectus. Any representation to
                                              the contrary is a criminal
                                              offense.

PROSPECTUS

ABOUT THIS PROSPECTUS

CHOOSING A SHARES OR C SHARES
The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares of the Bond Funds ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A SHARES
- Front-end sales charge
- 12b-1 fees
- $2,000 minimum initial investment
C SHARES
- Contingent deferred sales charge
- Higher 12b-1 fees
- $5,000 minimum initial investment
This prospectus has been arranged into different sections so that you can easily review this important information. On page 2, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

 3      CORE BOND FUND

 7      FLORIDA TAX-EXEMPT BOND FUND

 11     GEORGIA TAX-EXEMPT BOND FUND

 15     HIGH INCOME FUND

 20     INTERMEDIATE BOND FUND

 25     INVESTMENT GRADE BOND FUND

 30     INVESTMENT GRADE TAX-EXEMPT BOND FUND

 34     LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

 38     MARYLAND MUNICIPAL BOND FUND

 41     NORTH CAROLINA TAX-EXEMPT BOND FUND

 45     SEIX FLOATING RATE HIGH INCOME FUND

 48     SEIX HIGH YIELD FUND

 53     SHORT-TERM BOND FUND

 57     SHORT-TERM U.S. TREASURY SECURITIES FUND

 61     STRATEGIC INCOME FUND

 66     U.S. GOVERNMENT SECURITIES FUND

 70     VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

 74     MORE INFORMATION ABOUT RISK

 78     MORE INFORMATION ABOUT FUND INVESTMENTS

 78     INFORMATION ABOUT PORTFOLIO HOLDINGS

 78     INVESTMENT ADVISER

 79     PORTFOLIO MANAGERS

 80     PURCHASING, SELLING AND EXCHANGING FUND SHARES

 88     MARKET TIMING POLICIES AND PROCEDURES

 89     REDEMPTION FEE POLICY

 90     DIVIDENDS AND DISTRIBUTIONS

 90     TAXES

 92     FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER

BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX/OBJECTIVE?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)


(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING, SELLING AND EXCHANGING
  SHAKE    FUND SHARES
  ICON)

(DOLLAR    SALES CHARGES
  ICON)

--------------------------------------------------------------------------------
AUGUST 1, 2006

                                                                PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS

FUND NAME                                              CLASS     INCEPTION*   TICKER  CUSIP

Core Bond Fund                                         A Shares   10/11/04    CBPSX   78476A835
Core Bond Fund                                         C Shares   10/11/04    SCBLX   78476A504
Florida Tax-Exempt Bond Fund                           A Shares    1/18/94    SFLTX   784766693
Florida Tax-Exempt Bond Fund                           C Shares     6/1/95    SCFEX   784766511
Georgia Tax-Exempt Bond Fund                           A Shares    1/19/94    SGTEX   784766677
Georgia Tax-Exempt Bond Fund                           C Shares     6/6/95    SCGTX   784766495
High Income Fund                                       A Shares   10/27/03    SAHIX   784767378
High Income Fund                                       C Shares     5/4/94    STHIX   784767741
Intermediate Bond Fund                                 A Shares   10/11/04    IBASX   78476A801
Intermediate Bond Fund                                 C Shares   10/11/04    IBLSX   78476A819
Investment Grade Bond Fund                             A Shares    6/11/92    STGIX   784766800
Investment Grade Bond Fund                             C Shares     6/7/95    SCIGX   784766578
Investment Grade Tax-Exempt Bond Fund                  A Shares     6/9/92    SISIX   784766875
Investment Grade Tax-Exempt Bond Fund                  C Shares     6/1/95    SCITX   784766560
Limited-Term Federal Mortgage Securities Fund          A Shares    7/18/94    SLTMX   784766610
Limited-Term Federal Mortgage Securities Fund          C Shares     6/7/95    SCLFX   784766545
Maryland Municipal Bond Fund                           A Shares    4/13/05    SMMAX   784767329
Maryland Municipal Bond Fund                           C Shares    4/25/96    CMDBX   784766115
North Carolina Tax-Exempt Bond Fund                    A Shares    3/21/05    SNCIX   78476A793
North Carolina Tax-Exempt Bond Fund                    C Shares    3/21/05    SNCLX   78476A785
Seix Floating Rate High Income Fund                    A Shares   5/8/2006    SFRAX   78476A611
Seix High Yield Fund                                   A Shares   10/11/04    HYPSX   78476A868
Seix High Yield Fund                                   C Shares   10/11/04    HYLSX   78476A850
Short-Term Bond Fund                                   A Shares    3/22/93    STSBX   784766818
Short-Term Bond Fund                                   C Shares    6/20/95    SCBSX   784766537
Short-Term U.S. Treasury Securities Fund               A Shares    3/18/93    STSFX   784766784
Short-Term U.S. Treasury Securities Fund               C Shares    6/22/95    SSUSX   784766529
Strategic Income Fund                                  A Shares    10/8/03    SAINX   784767311
Strategic Income Fund                                  C Shares   11/30/01    STIFX   784767683
U.S. Government Securities Fund                        A Shares     6/6/94    SCUSX   784766636
U.S. Government Securities Fund                        C Shares     6/7/95    SGUSX   784766552
Virginia Intermediate Municipal Bond Fund              A Shares     5/5/93    CVIAX   784767204
Virginia Intermediate Municipal Bond Fund              C Shares     9/1/05    SVILX   784767261

* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

           2  PROSPECTUS

RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

                                                                  CORE BOND FUND



                                                                   PROSPECTUS  3

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. investment grade bond market
INVESTMENT FOCUS                             Investment grade debt securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Invest in fixed income securities with an emphasis on
                                             corporate and mortgage-backed securities
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Core Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser anticipates that the Fund's modified adjusted duration will generally range from 3 to 6 years, similar to that of the Lehman Brothers Aggregate Bond Index, the Fund's comparative benchmark. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed

CORE BOND FUND



           4  PROSPECTUS

securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 30, 1997 to January 25, 2002 and January 25, 2002 to October 11, 2004 is that of the Class I Shares and Class P Shares, respectively, of the Seix Core Bond Fund, the Fund's predecessor. The performance of the predecessor fund's Class I Shares has not been adjusted to reflect the Fund's A Share expenses. If it had been, the performance would have been lower.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

1998                    7.81%

1999                   -0.53%

2000                   10.40%

2001                    6.83%

2002                    7.23%

2003                    4.58%

2004                    4.26%

2005                    1.82%

      BEST QUARTER               WORST QUARTER
          4.25%                     -2.25%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -1.21.

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Aggregate Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Class A Shares. After-tax returns for other classes will vary.

                                                                  CORE BOND FUND



                                                                PROSPECTUS  5

A SHARES*              1 YEAR   5 YEARS   SINCE INCEPTION**
Fund Returns
Before Taxes           -3.06%    3.91%          4.63%

Fund Returns
After Taxes on
Distributions          -4.28%    2.44%          2.76%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares    -1.99%    2.45%          2.78%

Lehman Brothers U.S.
Aggregate Index
(reflects no
deduction for fees,
expenses or taxes)      2.43%    5.87%          6.06%

 * Performance between December 30, 1997 to January 25, 2002 and January 25, 2002 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.
** Since inception of the predecessor fund on December 30, 1997.

C SHARES*              1 YEAR   5 YEARS   SINCE INCEPTION**
Fund Returns Before
Taxes                   0.32%    4.97%          5.30%

Lehman Brothers U.S.
Aggregate Index
(reflects no
deduction for fees,
expenses or taxes)      2.43%    5.87%          6.06%

 * Performance between December 30, 1997 to January 25, 2002 and January 25, 2002 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.
** Since inception of the predecessor fund on December 30, 1997.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as percentage of net asset value)***          2.00%         2.00%

  * This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

CORE BOND FUND



           6  PROSPECTUS

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees                                      0.25%         0.25%
Distribution and Service (12b-1) Fees                         0.25%         1.00%
Other Expenses(1)                                             0.06%         0.06%
                                                              -----         -----
Total Annual Operating Expenses(2)                            0.56%         1.31%

(1) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $530      $646       $773       $1,143
C Shares                $233      $415       $718       $1,579

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $530      $646       $773       $1,143
C Shares                $133      $415       $718       $1,579

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 5 the table below reflects the Fund's results calculated without sales charges.

A SHARES*              1 YEAR   5 YEARS   SINCE INCEPTION**
Fund Returns
Before Taxes           1.82%     4.92%          5.27%

Fund Returns
After Taxes on
Distributions          0.54%     3.44%          3.39%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares    1.18%     3.32%          3.34%

Lehman Brothers U.S.
Aggregate Index
(reflects no
deduction for fees,
expenses or taxes)     2.43%     5.87%          6.06%

 * Performance between December 30, 1997 to January 25, 2002 and January 25, 2002 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.

** Since inception of the predecessor fund on December 30, 1997.

                                                    FLORIDA TAX-EXEMPT BOND FUND



                                                                   PROSPECTUS  7

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income exempt from federal income taxes for Florida residents with shares themselves expected to be exempt from the Florida intangible personal property tax

INVESTMENT FOCUS                             Florida municipal securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             Florida residents who want income exempt from federal income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Florida Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal income taxes, and the shares themselves are expected to be exempt from the Florida intangible personal property tax. Issuers of these securities can be located in Florida, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its net assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Florida. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. Under certain circumstances, such as a national financial emergency or a temporary decline in availability of Florida obligations, the Fund may invest up to 20% of its assets in securities subject to the Florida intangible personal property tax and/or securities that generate income subject to federal personal income taxes. These securities may include short-term municipal securities outside Florida or certain taxable fixed income securities.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies within Florida.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

FLORIDA TAX-EXEMPT BOND FUND



           8  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)


1996                     3.73%

1997                     7.60%

1998                     5.94%

1999                    -2.41%

2000                    11.30%

2001                     3.56%

2002                    10.23%

2003                     3.97%

2004                     1.97%

2005                     2.19%

      BEST QUARTER               WORST QUARTER
          5.41%                     -2.47%
        (9/30/02)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.37%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Florida Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                -2.65%    3.33%     4.23%

Fund Returns
After Taxes on
Distributions               -2.72%    3.11%     4.05%

Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                 -0.67%    3.21%     4.05%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     2.74%    5.45%     5.69%

Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                       3.33%    4.67%     4.69%

C SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes    0.49%    3.78%     4.21%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     2.74%    5.45%     5.69%

Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                       3.33%    4.67%     4.69%

                                                    FLORIDA TAX-EXEMPT BOND FUND



                                                                PROSPECTUS  9

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Florida Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Florida intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.55%         0.55%
Distribution and Service (12b-1) Fees                         0.15%(2)      1.00%
Other Expenses                                                0.06%         0.06%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            0.76%         1.61%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.18% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

FLORIDA TAX-EXEMPT BOND FUND



          10  PROSPECTUS

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $549      $706       $877       $1,372
C Shares                $264      $508       $876       $1,911

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $549      $706       $877       $1,372
C Shares                $164      $508       $876       $1,911

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 8 the table below reflects the Fund's results calculated without sales charges.

A SHARES                     1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 2.19%     4.34%     4.74%

Fund Returns
After Taxes on
Distributions                2.11%     4.12%     4.56%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares          2.53%     4.09%     4.50%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     2.74%     5.45%     5.69%

Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                       3.33%     4.67%     4.69%

                                                    GEORGIA TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  11

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income exempt from federal and state income taxes
                                             for Georgia residents without undue risk

INVESTMENT FOCUS                             Georgia municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             Georgia residents who want income exempt from federal and
                                             state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Georgia Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within Georgia.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

GEORGIA TAX-EXEMPT BOND FUND



          12  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)


1996                     3.43%

1997                     7.96%

1998                     5.47%

1999                    -2.49%

2000                     9.30%

2001                     4.00%

2002                     8.94%

2003                     3.63%

2004                     2.74%

2005                     2.58%

      BEST QUARTER               WORST QUARTER
          4.23%                     -2.74%
        (9/30/02)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.28%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Georgia Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                -2.32%    3.35%     4.00%

Fund Returns
After Taxes on
Distributions               -2.34%    3.25%     3.91%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              -0.40%    3.34%     3.91%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     2.74%    5.45%     5.69%

Lipper Georgia Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                       2.36%    4.51%     4.73%

C SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 0.88%    3.79%     3.97%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     2.74%    5.45%     5.69%

Lipper Georgia Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                       2.36%    4.51%     4.73%

                                                    GEORGIA TAX-EXEMPT BOND FUND



                                                                PROSPECTUS  13

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Georgia Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Georgia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.55%         0.55%
Distribution and Service (12b-1) Fees                         0.15%(2)      1.00%
Other Expenses                                                0.08%         0.08%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            0.78%         1.63%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.18% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

GEORGIA TAX-EXEMPT BOND FUND



          14  PROSPECTUS

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

              1 YEAR       3 YEARS      5 YEARS      10 YEARS
A Shares       $551         $712         $888         $1,395
C Shares       $266         $514         $887         $1,933

If you do not sell your shares at the end of the period:

              1 YEAR       3 YEARS      5 YEARS      10 YEARS
A Shares       $551         $712         $888         $1,395
C Shares       $166         $514         $887         $1,933

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 12 the table below reflects the Fund's results calculated without sales charges.

A SHARES                     1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 2.58%     4.35%     4.50%

Fund Returns
After Taxes on
Distributions                2.57%     4.26%     4.41%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares          2.84%     4.22%     4.37%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     2.74%     5.45%     5.69%

Lipper Georgia Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                       2.36%     4.51%     4.73%

                                                                HIGH INCOME FUND



                                                                  PROSPECTUS  15

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    High current income
  SECONDARY                                  Total return

INVESTMENT FOCUS                             High yield corporate and other debt instruments of U.S. and
                                             non-U.S. issuers

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower-rated securities offering high
                                             current income of issuers generating adequate cash flow to meet their obligations

INVESTOR PROFILE                             Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments

(TELESCOPE ICON)

               INVESTMENT STRATEGY

               The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or in unrated securities that the Adviser believes are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

(LIFE PRESERVER ICON)

             WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable

HIGH INCOME FUND



          16  PROSPECTUS

political or legal developments. These risks are increased for investments in emerging markets.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The periods prior to March 28, 2000 represent the performance of the ESC Strategic Income Fund, the Fund's predecessor.

This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)


1996                     5.84%

1997                     5.05%

1998                     4.43%

1999                     1.28%

2000                    -9.46%

2001                     5.55%

2002                    -3.75%

2003                    24.83%

2004                     9.60%

2005                     3.36%

      BEST QUARTER               WORST QUARTER
          8.56%                     -9.92%
        (6/30/03)                  (3/31/00)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.34%.

                                                                HIGH INCOME FUND



                                                                  PROSPECTUS  17

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Corporate High Yield Bond Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After Tax return are shown only for the A Shares. After tax returns for other classes will vary.

A SHARES                      1 YEAR   SINCE INCEPTION*

Fund Returns Before Taxes     -1.05%         6.33%

Fund Returns After Taxes
on Distributions              -4.73%         2.83%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                -0.22%         3.59%

Lehman Brothers U.S.
Corporate High Yield Bond
Index (reflects no deduction
for fees, expenses or taxes)   2.74%         8.81%

* Since inception of the A Shares on October 27, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

C SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes   2.44%    7.51%      4.34%

Lehman Brothers U.S.
Corporate High Yield Bond
Index (reflects no
deduction for fees,
expenses or taxes)          2.74%    8.85%      6.54%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.

HIGH INCOME FUND



          18  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         1.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares if within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.60%         0.60%
Distribution and Service (12b-1) Fees                         0.30%         1.00%
Other Expenses                                                0.15%         0.15%
                                                              ------------  -------------------
Total Annual Operating Expenses(2)                            1.05%         1.75%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Effective August 1, 2006, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the levels shown below. These waivers may be discontinued at any time.

                                                              A SHARES      C SHARES
                    High Income Fund                          1.00%         1.70%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $577      $793      $1,027      $1,697
C Shares                $278      $551      $  949      $2,062

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $577      $793      $1,027      $1,697
C Shares                $178      $551      $  949      $2,062

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                HIGH INCOME FUND



                                                                  PROSPECTUS  19

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 17 the table below reflects the Fund's results calculated without sales charges.

A SHARES                      1 YEAR   SINCE INCEPTION*
Fund Returns Before Taxes     3.90%         8.74%

Fund Returns After Taxes on
Distributions                 0.04%         5.16%

Fund Returns After Taxes on
Distributions and Sale of
Fund Shares                   3.02%         5.62%

Lehman Brothers U.S.
Corporate High Yield Bond
Index (reflects no deduction
for fees, expenses or taxes)  2.74%         8.81%


* Since inception of A Shares on October 27, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

INTERMEDIATE BOND FUND



          20  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. dollar-denominated, investment grade market of intermediate-term government and corporate bonds

INVESTMENT FOCUS                             Intermediate-term investment grade debt securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Invest in intermediate-term fixed income securities with an emphasis on corporate and mortgage-backed securities

INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Intermediate Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate-term fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser anticipates that the Fund will maintain an average-weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially

                                                          INTERMEDIATE BOND FUND



                                                                  PROSPECTUS  21

unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix
Intermediate Bond Fund, the Fund's predecessor, which began operations on June 30, 1999, and has not been adjusted to reflect A Share or C Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

2000                    10.19%
2001                     7.03%
2002                     7.19%
2003                     4.03%
2004                     3.60%
2005                     0.97%

      BEST QUARTER               WORST QUARTER
          4.33%                     -2.33%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.53%.

INTERMEDIATE BOND FUND



          22  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers Intermediate Government/Credit Bond Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's A Shares. After-tax returns for other classes will vary.

A SHARES*              1 YEAR   5 YEARS   SINCE INCEPTION**
Fund Returns
Before Taxes           -3.82%    3.52%          4.44%

Fund Returns After
Taxes on
Distributions          -4.94%    1.75%          2.48%

Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares    -2.46%    1.94%          2.58%

Lehman Brothers
Intermediate
Government/ Credit
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                  1.58%    5.50%          5.92%

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on June 30, 1999.

C SHARES*              1 YEAR   5 YEARS   SINCE INCEPTION**
Fund Returns
Before Taxes           -0.56%    4.41%          5.12%

Lehman Brothers
Intermediate
Government/ Credit
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                  1.58%    5.50%          5.92%

 * Performance prior to October 11, 2004, is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on June 30, 1999.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Bond Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities having maturities of 10 years or less.

                                                          INTERMEDIATE BOND FUND



                                                                  PROSPECTUS  23

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as percentage of net asset value)***          2.00%         2.00%

  * This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees                                      0.25%         0.25%
Distribution and Service (12b-1) Fees                         0.25%         1.00%
Other Expenses(1)                                             0.05%         0.05%
                                                              ------------  -------------------
Total Annual Operating Expenses(2)                            0.55%         1.30%

(1) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $529      $643       $768       $1,132
C Shares                $232      $412       $713       $1,568

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $529      $643       $768       $1,132
C Shares                $132      $412       $713       $1,568

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

INTERMEDIATE BOND FUND



          24  PROSPECTUS

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 22 the table below reflects the Fund's results calculated without sales charges.

A SHARES*              1 YEAR   5 YEARS   SINCE INCEPTION**
Fund Returns
Before Taxes            0.97%    4.54%          5.22%

Fund Returns
After Taxes on
Distributions          -0.21%    2.76%          3.25%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares     0.65%    2.81%          3.26%

Lehman Brothers
Intermediate
Government/Credit
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                  1.58%    5.50%          5.92%


 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on June 30, 1999.

                                                      INVESTMENT GRADE BOND FUND



                                                                  PROSPECTUS  25

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through current income and capital
                                             appreciation, while preserving the principal amount invested

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify relatively inexpensive securities in a selected market index

INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. The Fund may invest in debt obligations of U.S. and non-U.S. issuers. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially

INVESTMENT GRADE BOND FUND



          26  PROSPECTUS

unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)


1996                     1.93%

1997                     8.64%

1998                     8.79%

1999                    -1.93%

2000                     6.13%

2001                     8.68%

2002                     6.99%

2003                     3.28%

2004                     3.66%

2005                     1.78%

      BEST QUARTER               WORST QUARTER
          5.31%                     -3.57%
        (9/30/98)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.40%.

                                                      INVESTMENT GRADE BOND FUND



                                                                  PROSPECTUS  27

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Government/Credit Index, the Lehman Brothers U.S. Aggregate Index and the Lipper Intermediate Investment-Grade Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                -3.05%    3.83%     4.23%

Fund Returns
After Taxes on
Distributions               -4.19%    2.39%     2.35%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares         -1.99%    2.39%     2.42%

Lehman Brothers U.S.
Government/
Credit Index (reflects no
deduction for fees,
expenses or taxes)           2.37%    6.11%     6.17%

Lehman Brothers U.S.
Aggregate Index (reflects
no deduction for fees,
expenses or taxes)           2.43%    5.87%     6.16%

Lipper Intermediate
Investment-Grade
Debt Funds Objective
(reflects no deduction for
taxes)                       1.77%    5.27%     5.35%

C SHARES                     1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 0.20%     4.29%     4.20%

Lehman Brothers U.S.
Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)     2.37%     6.11%     6.17%

Lehman Brothers U.S.
Aggregate Index (reflects
no deduction for fees,
expenses or taxes)           2.43%     5.87%     6.16%

Lipper Intermediate
Investment-Grade Debt Funds
Objective (reflects no
deduction for taxes)         1.77%     5.27%     5.35%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

INVESTMENT GRADE BOND FUND



          28  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)*                                         4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.50%         0.50%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.06%         0.06%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            0.86%         1.56%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $559     $736      $929      $1,485
C Shares                $259     $493      $850      $1,856

If you do not sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $559     $736      $929      $1,485
C Shares                $159     $493      $850      $1,856

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                      INVESTMENT GRADE BOND FUND



                                                                  PROSPECTUS  29

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 27 the table below reflects the Fund's results calculated without sales charges.

A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 1.78%    4.85%     4.74%

Fund Returns
After Taxes on
Distributions                0.59%    3.39%     2.85%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares          1.15%    3.27%     2.86%

Lehman Brothers U.S.
Government/
Credit Index (reflects no
deduction for fees,
expenses or taxes)           2.37%    6.11%     6.17%

Lehman Brothers U.S.
Aggregate Index (reflects
no deduction for fees,
expenses or taxes)           2.43%    5.87%     6.16%

Lipper Intermediate
Investment-Grade
Debt Funds Objective
(reflects no deduction for
fees, expenses or taxes)     1.77%    5.27%     5.35%

INVESTMENT GRADE TAX-EXEMPT BOND FUND



          30  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation,
                                             while preserving the principal amount invested

INVESTMENT FOCUS                             Investment grade municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             Investors who want to receive tax-free current income and an increase in the value of their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Investment Grade Tax-Exempt Bond Fund invests at least 80% of its net assets in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

                                           INVESTMENT GRADE TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  31

             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

(TARGET ICON)

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)


1996                    4.99%

1997                    7.36%

1998                    6.73%

1999                   -0.75%

2000                   10.41%

2001                    5.09%

2002                    9.92%

2003                    3.97%

2004                    3.06%

2005                    1.84%

      BEST QUARTER               WORST QUARTER
          4.68%                     -1.68%
        (9/30/02)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.10%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                    1 YEAR   5 YEARS   10 YEARS


Fund Returns Before Taxes   -3.01%    3.72%     4.70%



Fund Returns
After Taxes on
Distributions               -3.13%    3.01%     3.93%


Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              -1.08%    3.11%     3.96%


Lehman Brothers 5-Year
Municipal
Bond Index (reflects
no deduction for fees,
expenses or taxes)           0.95%    4.62%     4.78%


Lipper Intermediate
Municipal Debt
Funds Objective
(reflects no deduction
for taxes)                   1.62%    4.32%     4.57%



INVESTMENT GRADE TAX-EXEMPT BOND FUND



          32  PROSPECTUS

C SHARES                     1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                 0.25%     4.22%     4.69%

Lehman Brothers 5-Year
Municipal
Bond Index (reflects
no deduction for fees,
expenses or taxes)           0.95%     4.62%     4.78%

Lipper Intermediate
Municipal Debt
Funds Objective
(reflects no deduction
for taxes)                   1.62%     4.32%     4.57%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years. The Lipper Intermediate Municipal Debt Funds Objective is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

INVESTMENT GRADE TAX-EXEMPT BOND FUND



          32  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.50%         0.50%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.07%         0.07%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            0.87%         1.57%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $560      $739       $934       $1,497
C Shares                $260      $496       $855       $1,867

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $560      $739       $934       $1,497
C Shares                $160      $496       $855       $1,867

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                           INVESTMENT GRADE TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  33

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 31 the table below reflects the Fund's results calculated without sales charges.

A SHARES                     1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 1.84%     4.74%     5.21%

Fund Returns
After Taxes on
Distributions                1.71%     4.02%     4.44%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares          2.11%     4.00%     4.41%

Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     0.95%     4.62%     4.78%

Lipper Intermediate
Municipal Debt Funds
Objective (reflects no
deduction for taxes)         1.62%     4.32%     4.57%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



          34  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Mortgage-backed securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that are less prone to
                                             prepayment risk

INVESTOR PROFILE                             Conservative investors who want to receive income from their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S.
government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations.

In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



                                                                  PROSPECTUS  35

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

1996                    4.29%
1997                    6.37%
1998                    6.73%
1999                    0.96%
2000                    8.29%
2001                    7.14%
2002                    7.23%
2003                    1.16%
2004                    2.02%
2005                    1.33%

      BEST QUARTER               WORST QUARTER
          4.20%                     -1.67%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.69%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill Lynch 1-5 Year AAA U.S. Treasuries/ Agencies Index and the Merrill Lynch 1-5 Year U.S. Treasuries Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                 1 YEAR   5 YEARS    10 YEARS
Fund Returns Before
Taxes                    -1.19%    3.20%      4.25%

Fund Returns After
Taxes on Distributions   -2.49%    1.83%      2.40%

Fund Returns After
Taxes on Distributions
and Sale of Fund Shares  -0.78%    1.91%      2.47%

Merrill Lynch 1-5 Year
AAA U.S. Treasuries/
Agencies Index
(reflects no deduction
for fees, expenses or
taxes)                    1.45%    4.17%      5.11%

Merrill Lynch 1-5 Year
U.S. Treasuries Index
(reflects no deduction
for fees, expenses or
taxes)                    1.39%    4.07%      5.04%


C SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes  -0.24%    3.35%     4.15%

Merrill Lynch 1-5 Year
AAA U.S. Treasuries/
Agencies Index (reflects
no deduction for fees,
expenses or taxes)          1.45%    4.17%     5.11%

Merrill Lynch 1-5 Year
U.S. Treasuries Index
(reflects no deduction
for fees, expenses or
taxes)                      1.39%    4.07%     5.04%


LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



          36  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.50 trillion with a duration of 2.06 years and a yield to maturity of 2.48%. The Merrill Lynch 1-5 Year U.S. Treasuries Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                A SHARES         C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           2.50%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                A SHARES    C SHARES
Investment Advisory Fees(1)                                   0.50%         0.50%
Distribution and Service (12b-1) Fees                         0.20%(2)      1.00%
Other Expenses                                                0.08%         0.08%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            0.78%         1.58%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.23% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.20% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $328     $493      $672      $1,192
C Shares                $261     $499      $860      $1,878

If you do not sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $328     $493      $672      $1,192
C Shares                $161     $499      $860      $1,878

-------------------------------------------------------------

FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



                                                                  PROSPECTUS  37

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 35 the table below reflects the Fund's results calculated without sales charges.

A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 1.33%    3.74%     4.51%

Fund Returns After Taxes
on Distributions            -0.01%    2.35%     2.66%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares               0.86%    2.36%     2.70%

Merrill Lynch 1-5 Year AAA
U.S. Treasuries/Agencies
Index (reflects no
deduction for fees,
expenses or taxes)           1.45%    4.17%     5.11%

Merrill Lynch 1-5 Years
U.S. Treasuries Index
(reflects no deduction for
fees, expenses or taxes)     1.39%    4.07%     5.04%


MARYLAND MUNICIPAL BOND FUND



          38  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Maryland income tax, consistent with preservation of capital

INVESTMENT FOCUS                             Maryland municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Invests primarily in investment grade municipal securities

INVESTOR PROFILE                             Maryland residents who want income exempt from federal and state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Maryland Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Maryland income taxes. In addition, the Fund may invest up to 20% of its assets in certain taxable debt securities. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions.

In selecting investments for the Fund, the Adviser tries to limit risk by buying primarily investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

                                                    MARYLAND MUNICIPAL BOND FUND



                                                                  PROSPECTUS  39

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

1997                     7.90%

1998                     4.91%

1999                    -4.17%

2000                    10.29%

2001                     3.62%

2002                     7.88%

2003                     3.25%

2004                     2.35%

2005                     1.60%

      BEST QUARTER               WORST QUARTER
          3.98%                     -2.20%
        (9/30/02)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.02%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Maryland Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

C SHARES               1 YEAR   5 YEARS   SINCE INCEPTION*
Fund Returns
Before Taxes           0.62%     3.72%         4.20%

Fund Returns
After Taxes on
Distributions          0.48%     3.40%         4.03%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares    1.50%     3.37%         3.95%

Lehman Brothers
10-Year Municipal
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                 2.74%     5.45%         5.91%

Lipper Maryland
Municipal Debt Funds
Objective (reflects
no deduction for
taxes)                 2.55%     4.52%         4.90%

* Since inception date of the C Shares on April 25, 1996. Benchmark returns since March 31, 1996 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Maryland Municipal Debt Funds Objective is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The number of funds in the Objective varies.

MARYLAND MUNICIPAL BOND FUND



          40  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.55%         0.55%
Distribution and Service (12b-1) Fees                         0.15%         1.00%
Other Expenses                                                0.10%         0.10%
                                                              ------------  -------------------
Total Annual Operating Expenses(2)                            0.80%         1.65%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 YEAR   3 YEARS   5 YEARS   10 YEARS
  A Shares   $553     $718      $898      $1,418
  C Shares   $268     $520      $897      $1,955

If you do not sell your shares at the end of the period:

            1 YEAR   3 YEARS   5 YEARS   10 YEARS
  A Shares   $553     $718      $898      $1,418
  C Shares   $168     $520      $897      $1,955

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                             NORTH CAROLINA TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  41

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income exempt from federal and state income taxes
                                             for North Carolina residents without undue risk

INVESTMENT FOCUS                             North Carolina municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             North Carolina residents who want income exempt from federal and state income taxes

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the North Carolina Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and North Carolina income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within North Carolina. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in North Carolina subjects the Fund to economic and government policies of North Carolina.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

NORTH CAROLINA TAX-EXEMPT BOND FUND



          42  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund commenced operations on March 21, 2005. Performance between January 8, 2004 and March 21, 2005 is that of the CCMI Tax-Exempt North Carolina Bond Fund, the Fund's predecessor.

This bar chart shows the performance of the Fund's A Shares for the last year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

2005                     2.62%

      BEST QUARTER               WORST QUARTER
          3.29%                     -1.03%
        (6/30/05)                  (3/31/05)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.03%.

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index. These returns assume shareholders redeem all of their shares at the end of the periods indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES*                   1 YEAR   SINCE INCEPTION**
Fund Returns
Before Taxes                -2.23%         0.58%

Fund Returns After Taxes
on Distributions            -2.35%         0.05%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares              -0.26%         0.45%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     2.74%         3.44%


 * Performance between January 8, 2004 and March 21, 2005 is that of the predecessor fund.

** Since inception of the predecessor fund on January 8, 2004. Benchmark returns since December 31, 2003 (benchmark returns available only on a month end basis.)

C SHARES*                    1 YEAR   SINCE INCEPTION**
Fund Returns
Before Taxes                 1.33%          2.93%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     2.74%          3.44%


 * Performance between January 8, 2004 and March 21, 2005 is that of the predecessor fund.

** Since inception of the predecessor fund on January 8, 2004. Benchmark returns since December 31, 2003 (benchmark returns available only on a month end basis.)

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years.

                                             NORTH CAROLINA TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  43

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.


--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                A SHARES         C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                A SHARES          C SHARES
Investment Advisory Fees(1)                                   0.55%          0.55%
Distribution and Service (12b-1) Fees                         0.15%          1.00%
Other Expenses                                                0.12%          0.12%
                                                              ------------   -------------------
Total Annual Operating Expenses(2)                            0.82%          1.67%

(1) The fee information has been adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.86% and 1.71% for A Shares and C Shares, respectively. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

-------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $555     $724      $908      $1,440
C Shares                  $270     $526      $907      $1,976

If you do not sell your shares at the end of the period:

                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $555     $724      $908      $1,440
C Shares                  $170     $526      $907      $1,976

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

NORTH CAROLINA TAX-EXEMPT BOND FUND



          44  PROSPECTUS

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 42 the table below reflects the Fund's results calculated without sales charges.

A SHARES*                   1 YEAR   SINCE INCEPTION**
Fund Returns
Before Taxes                 2.62%         3.08%

Fund Returns
After Taxes on
Distributions                2.50%         2.54%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares          2.96%         2.58%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     2.74%         3.44%

 * Performance between January 8, 2004 and March 21, 2005 is that of the predecessor fund.

** Since inception of the predecessor fund on January 8, 2004. Benchmark returns since December 31, 2003 (benchmark returns available only on a month end basis.)

                                             SEIX FLOATING RATE HIGH INCOME FUND



                                                                  PROSPECTUS  45

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              To provide a high level of current income by investing
                                             primarily in first and second lien senior floating rate
                                             loans and other floating rate debt securities.

INVESTMENT FOCUS                             Senior floating rate loans and other floating rate debt
                                             securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Invest in a portfolio of interests in first and second lien senior secured floating rate loans and other floating rate debt securities

INVESTOR PROFILE                             Investors who seek:
                                             - Current income and a hedge against rising interest rates;
                                             - Diversification by adding assets that have traditionally exhibited low correlation to other asset classes;
                                             - Relatively high risk adjusted returns compared to other
                                             short term investment vehicles.

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Seix Floating Rate High Income Fund invests at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies' capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate, the most popular of which is LIBOR ("London Interbank Offered Rate"). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade, or in comparable unrated securities. The Fund may also invest up to 20% of its total assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In deciding which debt securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either "BB" and "B" by Standard & Poor's Rating Services or "Ba" and "B" by Moody's Investor Services, Inc. or unrated securities that the Adviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of these loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Preservation of capital is considered when consistent with the Fund's objective.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower's discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund's total assets.

In addition, to implement its investment strategy, the Fund may buy or sell to a limited extent, derivative instruments (such as futures, options, credit linked notes and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of senior floating rate loans and other floating rate debt securities and high yield bonds.

SEIX FLOATING RATE HIGH INCOME FUND



          46  PROSPECTUS

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

                                             SEIX FLOATING RATE HIGH INCOME FUND



                                                                  PROSPECTUS  47

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)*                                         4.75%
Redemption Fee (as a percentage of net asset value)**         2.00%

  * This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy.
    See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES
Investment Advisory Fees                                      0.45%
Distribution and Service (12b-1) Fees(1)                      0.30%
Other Expenses(2)                                             0.10%
                                                              ------------
Total Annual Fund Operating Expenses(3)                       0.85%

(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(2) Other Expenses are based on estimated amounts for the current fiscal year.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.85%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

1 YEAR    3 YEARS
 $558      $733

If you do not sell your shares at the end of the period:

1 YEAR   3 YEARS
 $558     $733

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

SEIX HIGH YIELD FUND



          48  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                                    High income
  SECONDARY                                  Capital appreciation

INVESTMENT FOCUS                             High yield corporate and other debt instruments of U.S. and
                                             non-U.S. entities

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower rated, higher yielding bonds
                                             offering above average total return

INVESTOR PROFILE                             Investors who seek above average total return

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Seix High Yield Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar-denominated, high yield securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or unrated securities that the Adviser believes are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund's comparative benchmark, the Merrill Lynch High Yield Master Index, which is generally between 3 and 6 years. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield corporate securities rated as non-investment grade.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan

                                                            SEIX HIGH YIELD FUND



                                                                  PROSPECTUS  49

with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to December 21, 2001 and December 21, 2001 to October 11, 2004 is that of the Class I Shares and Class P Shares, respectively, of the Seix Core Bond Fund, the Fund's predecessor. The performance of the predecessor fund's Class I Shares has not been adjusted to reflect the Fund's A Share expenses. If it had been, the performance would have been lower.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

2001                    11.24%
2002                     6.01%
2003                    15.16%
2004                     8.07%
2005                     2.61%

      BEST QUARTER               WORST QUARTER
          5.78%                     -1.67%
        (3/31/01)                  (3/31/05)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.12%.

SEIX HIGH YIELD FUND



          50  PROSPECTUS

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill Lynch High Yield Master Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's A Shares. After-tax returns for other classes will vary.

A SHARES*               1 YEAR   5 YEARS   SINCE INCEPTION**
Fund Returns
Before Taxes            -2.25%    7.48%          7.47%

Fund Returns
After Taxes on
Distributions           -4.65%    5.06%          5.06%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares          -1.36%    4.95%          4.95%

Merrill Lynch High
Yield Master Index
(reflects no deduction
for fees, expenses or
taxes)                   2.83%    8.76%          9.07%

 * Performance between December 29, 2000 to December 21, 2001 and December 21, 2001 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.

** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since November 30, 2000 (benchmark returns available only on a month end basis).

C SHARES*              1 YEAR   5 YEARS   SINCE INCEPTION**
Fund Returns
Before Taxes            0.95%    8.55%          8.54%

Merrill Lynch High
Yield Master Index
(reflects no
deduction for fees,
expenses or taxes)      2.83%    8.76%          9.07%

 * Performance between December 29, 2000 to December 21, 2001 and December 21, 2001 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.

** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since November 30, 2000 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch High Yield Master Index is a widely-recognized index of U.S. high yield corporate bond issues having maturities of at least one year.

                                                            SEIX HIGH YIELD FUND



                                                                  PROSPECTUS  51

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as percentage of net asset value)***          2.00%         2.00%

  * This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.43%         0.43%
Distribution and Service (12b-1) Fees                         0.25%         1.00%
Other Expenses(2)                                             0.06%         0.06%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            0.74%         1.49%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $547      $700       $867       $1,350
C Shares                $252      $471       $813       $1,779

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $547      $700       $867       $1,350
C Shares                $152      $471       $813       $1,779

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

SEIX HIGH YIELD FUND



          52  PROSPECTUS

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 50 the table below reflects the Fund's results calculated without sales charges.

A SHARES*              1 YEAR   5 YEARS   SINCE INCEPTION**
Fund Returns
Before Taxes            2.61%    8.54%          8.53%

Fund Returns
After Taxes on
Distributions           0.10%    6.09%          6.08%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares     1.81%    5.86%          5.85%

Merrill Lynch
High Yield Master
Index (reflects no
deduction for fees,
expenses or taxes)      2.83%    8.76%          9.07%

* Performance between December 29, 2000 to December 21, 2001 and December 21, 2001 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.

** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since November 30, 2000 (benchmark returns available only on a month end basis).

                                                            SHORT-TERM BOND FUND



                                                                  PROSPECTUS  53

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that offer a comparably
                                             better return than similar securities for a given level of credit risk

INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short-
to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less.

In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
             WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

SHORT-TERM BOND FUND



          54  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)


1996                    3.66%

1997                    6.46%

1998                    6.73%

1999                    0.76%

2000                    7.39%

2001                    7.33%

2002                    2.47%

2003                    2.30%

2004                    0.76%

2005                    1.34%

      BEST QUARTER               WORST QUARTER
          3.81%                     -1.09%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.91%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 1-3 Year Government/Credit Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                  1 YEAR   5 YEARS    10 YEARS
Fund Returns
Before Taxes              -1.17%    2.30%      3.63%

Fund Returns
After Taxes on
Distributions             -2.16%    1.10%      1.93%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares            -0.77%    1.24%      2.03%

Citigroup 1-3 Year
Government/Credit Index
(reflects no deduction
for fees, expenses or
taxes)                     1.82%    4.19%      5.11%

C SHARES                  1 YEAR   5 YEARS    10 YEARS

Fund Returns
Before Taxes              -0.10%    2.44%      3.52%

Citigroup 1-3 Year
Government/Credit Index
(reflects no deduction
for fees, expenses or
taxes)                     1.82%    4.19%      5.11%

                                                            SHORT-TERM BOND FUND



                                                                  PROSPECTUS  55

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade
(BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           2.50%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.40%         0.40%
Distribution and Service (12b-1) Fees                         0.20%(2)      1.00%
Other Expenses                                                0.08%         0.08%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            0.68%         1.48%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.23% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.20% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $318      $462       $619       $1,075
C Shares                $251      $468       $808       $1,768

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $318      $462       $619       $1,075
C Shares                $151      $468       $808       $1,768

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

SHORT-TERM BOND FUND



          56  PROSPECTUS

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 54 the table below reflects the Fund's results calculated without sales charges.

A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 1.34%    2.81%     3.89%

Fund Returns
After Taxes on
Distributions                0.33%    1.60%     2.19%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares          0.87%    1.67%     2.26%

Citigroup 1-3 Year
Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)     1.82%    4.19%     5.11%

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND



                                                                  PROSPECTUS  57

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Short-term U.S. Treasury securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify Treasury securities with maturities
                                             that offer a comparably better return potential and yield
                                             than either shorter maturity or longer maturity securities for a given level of interest rate risk

INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 5 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years.

The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk.

The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing total return. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities ("TIPS") can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

SHORT-TERM U.S. TREASURY SECURITIES FUND



          58  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

1996                     4.38%
1997                     5.70%
1998                     6.09%
1999                     2.55%
2000                     6.48%
2001                     6.39%
2002                     4.36%
2003                     1.20%
2004                     0.01%
2005                     1.20%

      BEST QUARTER               WORST QUARTER
          2.60%                     -0.98%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.68%.

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 1-3 Year Treasury Index and the Citigroup 6-Month Treasury Bill Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                -1.37%    2.08%     3.54%

Fund Returns After Taxes
on Distributions            -2.16%    1.05%     2.03%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares              -0.89%    1.17%     2.09%

Citigroup 1-3 Year
Treasury Index (reflects
no deduction for fees,
expenses or taxes)           1.65%    3.66%     4.79%

Citigroup 6-Month Treasury
Bill Index (reflects no
deduction for fees,
expenses or taxes)           3.10%    2.59%     4.04%


C SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                -0.30%    2.33%     3.55%

Citigroup 1-3 Year
Treasury Index (reflects
no deduction for fees,
expenses or taxes)           1.65%    3.66%     4.79%

Citigroup 6-Month Treasury
Bill Index (reflects no
deduction for fees,
expenses or taxes)           3.10%    2.59%     4.04%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills.

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND



                                                                  PROSPECTUS  59

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           2.50%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.40%         0.40%
Distribution and Service (12b-1) Fees                         0.18%         1.00%
Other Expenses                                                0.14%         0.14%
                                                              ------------  -------------------
Total Annual Operating Expenses(2)                            0.72%         1.54%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Effective August 1, 2006, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the levels shown below. These waivers may be discontinued at any time.

                                                              A SHARES      C SHARES
        Short-Term U.S. Treasury Securities Fund              0.68%         1.50%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $322      $474       $641       $1,122
C Shares                $257      $486       $839       $1,834

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $322      $474       $641       $1,122
C Shares                $157      $486       $839       $1,834

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

SHORT-TERM U.S. TREASURY SECURITIES FUND



          60  PROSPECTUS

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 58 the table below reflects the Fund's results calculated without sales charges.

A SHARES                     1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 1.20%     2.61%     3.81%

Fund Returns
After Taxes on
Distributions                0.39%     1.56%     2.30%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares          0.78%     1.62%     2.32%

Citigroup 1-3 Year
Treasury Index (reflects
no deduction for
fees, expenses or taxes)     1.65%     3.66%     4.79%

Citigroup 6-Month
Treasury Bill Index
(reflects no deduction for
fees, expenses or taxes)     3.10%     2.59%     4.04%


                                                           STRATEGIC INCOME FUND



                                                                  PROSPECTUS  61

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Current income
  SECONDARY                                  Preservation of capital

INVESTMENT FOCUS                             High yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income while reducing share price
                                             volatility through diversification across three major
                                             sectors of the fixed income market

INVESTOR PROFILE                             Investors who seek high current income with reduced risk of share price volatility

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate obligations, government securities, and floating rate loans. The Fund may invest in U.S. and non-U.S. debt obligations, including emerging market debt. The Fund will maintain a minimum average credit quality of BBB. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting corporate debt securities for the Fund, the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

STRATEGIC INCOME FUND



          62  PROSPECTUS

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.
This bar chart shows the changes in performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

2002                     3.08%


2003                    10.91%


2004                    10.07%


2005                    -2.27%

      BEST QUARTER               WORST QUARTER
          5.71%                     -1.98%
       (12/31/04)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.95%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of a Hybrid 34/33/33 Blend of the Merrill Lynch AAA U.S. Treasury/Agency Master Index, Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch Global Government Bond II ex U.S. Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

A SHARES                     1 YEAR   SINCE INCEPTION*
Fund Returns Before Taxes    -6.43%         2.89%

Hybrid 34/33/33 Blend of
the Following Market
Benchmarks                    3.10%        -0.30%

  Merrill Lynch AAA U.S.
  Treasury/Agency Master
  Index (reflects no
  deduction for fees,
  expenses or taxes)          2.66%        -1.84%

  Merrill Lynch U.S. High
  Yield Master II Index
  (reflects no deduction
  for fees, expenses or
  taxes)                      2.74%         0.43%

  Merrill Lynch Global
  Government Bond II ex
  U.S. Index (reflects no
  deduction for fees,
  expenses or taxes)          5.60%         1.22%


* Since inception of the A Shares on October 8, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

                                                           STRATEGIC INCOME FUND



                                                                PROSPECTUS  63

C SHARES                     1 YEAR   SINCE INCEPTION*
Fund Returns
Before Taxes                 -3.20%         4.95%

Fund Returns After Taxes on
Distributions                -4.84%         2.99%

Fund Return After Taxes on
Distributions and Sale of
Fund Shares                  -1.92%         3.09%

Hybrid 34/33/33 Blend of
the Following Market
Benchmarks                    3.10%         0.27%

  Merrill Lynch AAA U.S.
  Treasury/Agency Master
  Index (reflects no
  deduction for fees,
  expenses or taxes)          2.66%        -0.22%

  Merrill Lynch U.S. High
  Yield Master II Index
  (reflects no deduction
  for fees, expenses or
  taxes)                      2.74%         0.23%

  Merrill Lynch Global
  Government Bond II ex
  U.S. Index (reflects no
  deduction for fees,
  expenses or taxes)          5.60%         0.28%


* Since inception of the C Shares on November 30, 2001.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized U.S. government index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

STRATEGIC INCOME FUND



          64  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.60%         0.60%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.12%         0.12%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            1.02%         1.72%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $574     $784     $1,011     $1,664
C Shares                $275     $542     $  933     $2,030

If you do not sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $574     $784     $1,011     $1,664
C Shares                $175     $542     $  933     $2,030

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                           STRATEGIC INCOME FUND



                                                                  PROSPECTUS  65

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 62 the tables below reflect the Fund's results calculated without sales charges.

A SHARES                     1 YEAR   SINCE INCEPTION*
Fund Returns
Before Taxes                 -1.72%        5.18%

Hybrid 34/33/33 Blend of
the Following Market
Benchmarks                    3.10%       -0.30%

 Merrill Lynch AAA U.S.
 Treasury/Agency Master
 Index (reflects no
 deduction for fees,
 expenses or taxes)           2.66%       -1.84%

  Merrill Lynch U.S. High
  Yield Master II Index
  (reflects no deduction
  for fees, expenses or
  taxes)                      2.74%        0.43%

  Merrill Lynch Global
  Government Bond II ex
  U.S. Index (reflects no
  deduction for fees,
  expenses or taxes)          5.60%        1.22%


* Since inception of the A shares on October 8, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

U.S. GOVERNMENT SECURITIES FUND



          66  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Mortgage-backed securities and U.S. Treasury obligations

SHARE PRICE VOLATILITY                       Low to moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk

INVESTOR PROFILE                             Conservative investors who want to receive income from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY
               The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-
backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION
             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

1996                     2.08%

1997                     8.60%

1998                     7.74%

1999                    -1.49%

2000                    10.50%

2001                     6.61%

2002                     9.23%

2003                     0.87%

2004                     3.02%

2005                     1.67%

      BEST QUARTER               WORST QUARTER



          4.82%                     -2.31%



        (9/30/01)                  (3/31/96)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.76%.

                                                 U.S. GOVERNMENT SECURITIES FUND



                                                                  PROSPECTUS  67

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average total returns for the periods ended December 31, 2005, to those of the Merrill Lynch Government/Mortgage Custom Index and the Lehman Brothers Intermediate U.S. Government Bond Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                -3.20%    3.22%     4.31%

Fund Returns
After Taxes on
Distributions               -4.34%    1.74%     2.44%

Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                 -2.09%    1.89%     2.51%

Merrill Lynch
Government/Mortgage Custom
Index (reflects no
deduction for fees,
expenses or taxes)           2.64%    5.47%     6.09%

Lehman Brothers
Intermediate U.S.
Government Bond Index
(reflects no deduction for
fees, expenses or taxes)     1.68%    4.82%     5.50%

C SHARES                    1 Year   5 Years   10 Years

Fund Returns
Before Taxes                 0.05%    3.67%     4.28%

Merrill Lynch
Government/Mortgage Custom
Index (reflects no
deduction for fees,
expenses or taxes)           2.64%    5.47%     6.09%

Lehman Brothers
Intermediate U.S.
Government Bond Index
(reflects no deduction for
fees, expenses or taxes)     1.68%    4.82%     5.50%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/Mortgage Custom Index is a synthetic index created by combining, at their respective market weights
(i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. Government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

U.S. GOVERNMENT SECURITIES FUND



          68  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.50%         0.50%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.07%         0.07%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            0.87%         1.57%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $560      $739       $934       $1,497
C Shares                $260      $496       $855       $1,867

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $560      $739       $934       $1,497
C Shares                $160      $496       $855       $1,867

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                 U.S. GOVERNMENT SECURITIES FUND



                                                                  PROSPECTUS  69

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 67 the table below reflects the Fund's results calculated without sales charges.

A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 1.67%    4.23%     4.81%

Fund Returns
After Taxes on
Distributions                0.48%    2.74%     2.93%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares          1.08%    2.75%     2.95%

Merrill Lynch Government/
Mortgage Custom Index
(reflects no deduction for
fees, expenses or taxes)     2.64%    5.47%     6.09%

Lehman Brothers
Intermediate U.S.
Government Bond Index
(reflects no deduction for
fees, expenses or taxes)     1.68%    4.82%     5.50%


VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



          70  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Virginia income tax, consistent with preservation of capital

INVESTMENT FOCUS                             Virginia municipal securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to limit risk by investing in investment grade
                                             municipal securities with an intermediate average maturity

INVESTOR PROFILE                             Virginia residents who want income exempt from federal and state income taxes

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Virginia Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Virginia income taxes. In addition, the Fund may invest up to 20% of its net assets in certain taxable debt securities. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions.

In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



                                                                  PROSPECTUS  71

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)


1996                     2.94%

1997                     7.24%

1998                     5.32%

1999                    -2.43%

2000                     9.35%

2001                     4.50%

2002                     7.83%

2003                     3.78%

2004                     2.50%

2005                     2.20%

      BEST QUARTER               WORST QUARTER
          3.70%                     -2.09%
        (9/30/02)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.15%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Other States Intermediate Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the A Shares. After-tax returns for other classes will vary.

A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                -2.64%    3.14%     3.77%

Fund Returns After Taxes
on Distributions            -2.74%    2.79%     3.55%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares              -0.52%    2.93%     3.63%

Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     0.95%    4.62%     4.78%

Lipper Other States
Intermediate Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                       1.45%    4.03%     4.16%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index composed of tax-exempt bonds with maturities ranging between 4 and 6 years. The Lipper Other States Intermediate Municipal Debt Funds Objective is an average of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. The number of funds in the Objective varies.

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



          72  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.55%         0.55%
Distribution and Service (12b-1) Fees                         0.15%         1.00%
Other Expenses                                                0.08%         0.08%
                                                              ------------  -------------------
Total Annual Operating Expenses(2)                            0.78%         1.63%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Effective August 1, 2006, the Adviser has contractually agreed to waive all or a portion of its fees and reimburse expenses until at least August 1, 2007 in order to limit Total Operating Expenses to the following levels:

                                                              A SHARES      C SHARES
      Virginia Intermediate Municipal Bond Fund               0.75%         1.60%

If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS
A Shares                $548      $709      $885      $1,392
C Shares                $263      $511      $884      $1,930

* Without waivers and reimbursements, Year 1 costs would be:
     A Shares $551
     C Shares $266

If you do not sell your shares at the end of the period:

                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS
A Shares                $548      $709      $885      $1,392
C Shares                $163      $511      $884      $1,930

* Without waivers and reimbursements, Year 1 costs would be:
     A Shares $551
     C Shares $166

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



                                                                  PROSPECTUS  73

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 71 the tables below reflect the Fund's results calculated without sales charges.

A SHARES                     1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 2.20%     4.14%     4.27%

Fund Returns
After Taxes on
Distributions                2.09%     3.79%     4.06%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares          2.69%     3.80%     4.08%

Lehman Brothers
5-Year Municipal
Bond Index
(reflects no deduction
for fees, expenses
or taxes)                    0.95%     4.62%     4.78%

Lipper Other States
Intermediate Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                   1.45%     4.03%     4.16%


MORE INFORMATION ABOUT RISK



          74  PROSPECTUS

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

BELOW INVESTMENT GRADE RISK

Core Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps and inverse floaters) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund's investments in securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index are called inverse floaters. An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income on an inverse floater are generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Credit default swaps can increase a Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  75

index, security or investments do not perform as anticipated.

EMERGING MARKETS RISK

Core Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Strategic Income Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

EXCHANGE TRADED FUND RISK

All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

All Funds

The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund's income to decline. Income risk is generally higher for short-term bonds.

FLOATING RATE LOAN RISK

Core Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Strategic Income Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities,

MORE INFORMATION ABOUT RISK



          76  PROSPECTUS

although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

FOREIGN SECURITY RISK

Core Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Strategic Income Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  77

foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORTGAGE-BACKED SECURITIES RISK

Core Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited-Term Federal Mortgage Securities Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund
U.S. Government Securities Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of a Fund.

MUNICIPAL ISSUER RISK

Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
Investment Grade Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Virginia Intermediate Municipal Bond Fund

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

REGIONAL RISK

Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Virginia Intermediate Municipal Bond Fund

To the extent that a Fund's investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

MORE INFORMATION ABOUT FUND INVESTMENTS



          78  PROSPECTUS

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. Seix Advisors, a fixed income division of Trusco Capital Management, Inc., manages the following STI Classic Funds: Core Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Strategic Income Fund and U.S. Government Securities Fund, and is located at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458. As of June 30, 2006, Trusco had approximately $71 billion in assets under management.

For the fiscal year ended March 31, 2006, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:

  Core Bond Fund                             0.25%



  Florida Tax-Exempt Bond Fund               0.57%



  Georgia Tax-Exempt Bond Fund               0.57%



  High Income Fund                           0.59%



  Intermediate Bond Fund                     0.25%



  Investment Grade Bond Fund                 0.58%



  Investment Grade Tax-Exempt Bond Fund      0.58%



  Limited-Term Federal Mortgage Securities
    Fund                                     0.54%



  Maryland Municipal Bond Fund               0.56%



  North Carolina Tax-Exempt Bond Fund        0.56%*
  Seix High Yield Fund                       0.45%



  Short-Term Bond Fund                       0.47%



  Short-Term U.S. Treasury Securities Fund   0.45%



  Strategic Income Fund                      0.65%



  U.S. Government Securities Fund            0.58%



  Virginia Intermediate Municipal Bond
    Fund                                     0.58%*




* The Adviser has contractually agreed to waive fees and reimburse expenses of the North Carolina Tax-Exempt Bond Fund and the Virginia Intermediate Municipal Bond Fund until at least August 1, 2007 in order to keep total operating expenses from exceeding the applicable expense cap. If at any point before August 1, 2009, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

For its advisory services to the Seix Floating Rate High Income Fund, the Adviser is entitled to receive an annual advisory fee of 0.45% based on the Fund's average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep total operating expenses from exceeding the applicable expense cap. If

                                                              PORTFOLIO MANAGERS



                                                                  PROSPECTUS  79

at any point before August 1, 2009, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

Since August 1, 2005, the following breakpoints have been used in computing the advisory fee:

Average Daily Net Assets  Discount From Full Fee
First $500 million        None-Full Fee
Next $500 million         5%
Over $1 billion           10%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset level of the following Fund had reached a breakpoint in the advisory fee.* Had the Fund's asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

  Seix High Yield Fund      0.45%




* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Funds' semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Joseph Calabrese, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND and the U.S. GOVERNMENT SECURITIES FUND since July 2004. Prior to joining Trusco, Mr. Calabrese served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 1997 to May 2004. He has more than 19 years of investment experience.

Mr. George E. Calvert, Jr., has served as Vice President of Trusco since August 2000. He has managed the MARYLAND MUNICIPAL BOND FUND and the VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND since August 2000. Mr. Calvert has more than 28 years of investment experience.

Mr. Chris Carter, CFA, has served as Vice President since joining Trusco in July 2003. He has managed the GEORGIA TAX-EXEMPT BOND FUND since August 2003 and the NORTH CAROLINA TAX-EXEMPT BOND FUND since March 2005. Prior to joining Trusco, Mr. Carter served as Portfolio Manager and Fixed Income Trader of Evergreen Investment Management Company from January 2002 to July 2003, after serving as Portfolio Manager and Fixed Income Trader of Wachovia Asset Management from September 1998 to January 2002. He has more than 15 years of investment experience.

Mr. Robert W. Corner has served as Managing Director of Trusco since September 1996. Mr. Corner has co-managed the SHORT-TERM BOND FUND since January 2003. He has more than 19 years of investment experience.

Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND since July 2004. He also has co-managed the SEIX FLOATING RATE HIGH INCOME FUND and SEIX HIGH YIELD FUND since their inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. He has more than 20 years of investment experience.

Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND and the STRATEGIC

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          80  PROSPECTUS

INCOME FUND since July 2004. He also has co-managed the SEIX FLOATING RATE HIGH INCOME FUND and SEIX HIGH YIELD FUND since their inception, after serving as the portfolio manager for the Seix High Yield Fund's predecessor fund. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 21 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM BOND FUND since January 2003 and the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 24 years of investment experience.

Mr. Brian Nold has served as a Senior High Yield Analyst since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND since August 2006. Prior to joining Trusco, Mr. Nold served as a Senior High Yield Analyst at Seix Investment Advisors, Inc. from March 2003 to May 2004. He has more than 6 years of investment experience.

Mr. Ronald Schwartz, CFA, has served as Managing Director of Trusco since July 2000. He has managed the FLORIDA TAX-EXEMPT BOND FUND and INVESTMENT GRADE TAX-EXEMPT BOND FUND since their inception. He has more than 25 years of investment experience.

Mr. Chad Stephens has served as Vice President of Trusco since December 2000, and has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005. Prior to joining Trusco, Mr. Stephens was Vice President MBS Trader at Wachovia Securities from June 1990 to October 2000. He has more than 15 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the INVESTMENT GRADE BOND FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND and U.S. GOVERNMENT SECURITIES FUND since July 2004. He also has co-managed the CORE BOND FUND and the INTERMEDIATE BOND FUND since their inception, after serving as a Portfolio Manager for each Fund's predecessor fund, the Seix Core Bond Fund and Seix Intermediate Bond Fund, respectively. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He had more than 25 years of investment experience.

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the INVESTMENT GRADE BOND FUND since July 2004. He has also co-managed the CORE BOND FUND and the INTERMEDIATE BOND FUND since their inception, after serving as a Portfolio Manager for each Fund's predecessor Fund, the Seix Core Bond Fund and Seix Intermediate Bond Fund, respectively. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.

Mr. Adrien Webb, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the STRATEGIC INCOME FUND since October 2004. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 2000 to May 2004. He has more than 11 years of investment experience.

The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.

(HAND SHAKE ICON)
                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and C Shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may purchase shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of the STI Classic Funds.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  81

Shareholders who purchased shares directly from the Funds may purchase additional Fund shares by:

- Mail

- Telephone (1-888-STI-FUND)

- Wire

- Fax (1-800-451-8377)

- Automated Clearing House ("ACH")

The Funds do not accept cash, credit card checks, third-party checks, travelers' checks, money orders, bank starter checks or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form plus any applicable sales charges. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition,

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          82  PROSPECTUS

due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM/MAXIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:

CLASS                      DOLLAR AMOUNT
A Shares                   $2,000

C Shares                   $5,000 ($2,000 for IRA or
                           other tax qualified
                           accounts)

Purchases of C Shares of the Short-Term U.S. Treasury Securities Fund requested in an amount of $100,000 or more will be automatically made in A Shares of that Fund. Purchases of C Shares of the Limited-Term Federal Mortgage Securities Fund or the Short-Term Bond Fund requested in an amount of $250,000 or more will be automatically made in A Shares of that Fund. Purchases of C Shares of any other Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts for either class of shares at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

To purchase shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. military APO or FPO addresses.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  83

current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.
ANTI-MONEY LAUNDERING PROGRAM
Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

(DOLLAR ICON)
                   SALES CHARGES
FRONT-END SALES CHARGES -- A SHARES
The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.
The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

Core Bond Fund
Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Strategic Income Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund

                        YOUR SALES CHARGE      YOUR SALES CHARGE
                        AS A PERCENTAGE OF    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:   OFFERING PRICE*      YOUR NET INVESTMENT
Less than $50,000             4.75%                  4.99%
$50,000 but less than
$100,000                      4.50%                  4.71%
$100,000 but less than
$250,000                      3.50%                  3.63%
$250,000 but less than
$500,000                      2.50%                  2.56%
$500,000 but less than
$1,000,000                    2.00%                  2.04%
$1,000,000 and over            None                   None

* The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Limited-Term Federal Mortgage Securities Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund

                        YOUR SALES CHARGE      YOUR SALES CHARGE
                        AS A PERCENTAGE OF    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:   OFFERING PRICE*      YOUR NET INVESTMENT
Less than $50,000             2.50%                  2.56%
$50,000 but less than
$100,000                      2.25%                  2.30%
$100,000 but less than
$250,000                      2.00%                  2.04%
$250,000 but less than
$500,000                      1.75%                  1.78%
$500,000 but less than
$1,000,000                    1.50%                  1.52%
$1,000,000 and over            None                   None

* The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of STI Classic Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          84  PROSPECTUS

purchase through the reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE -- A SHARES

The front-end sales charge will be waived on A Shares purchased:

- through reinvestment of dividends and distributions;

- through an account managed by an affiliate of the Adviser;

- by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

- by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

- by current STI Classic Funds shareholders reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs);

- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed;

- through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge; or

- by Trustees of the STI Classic Funds.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES -- A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing. You should retain any records necessary to substantiate the historical amounts you have invested. The Funds may amend or terminate this right at any time. Please see the Statement of Additional Information for details.

LETTER OF INTENT. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the Statement of Additional Information for details.

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.

CONTINGENT DEFERRED SALES CHARGES ("CDSC") -- C SHARES

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either
(1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out ("FIFO") method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares purchased through the reinvestment of dividends or capital distributions or to the exchange of C Shares of one Fund for C Shares of another Fund.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  85

WAIVER OF CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

- Death or Postpurchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

  - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

  - You die or become disabled after the account is opened;

  - Redemption must be made within 1 year of such death/disability;

  - The Funds must be notified in writing of such death/disability at time of redemption request;

  - The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

- Shares purchased through dividend and capital gains reinvestment.

- Participation in the Systematic Withdrawal Plan described below:

  - Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

  - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

  - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

- Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account
  (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

- Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

- Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request in proper form, plus the front-end sales charge. The offering price of C Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds' website at www.sticlassicfunds.com.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund shares by:
- Mail
- Telephone (1-888-STI-FUND)
- Wire
- Fax (1-800-451-8377)
- ACH

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          86  PROSPECTUS

A MEDALLION SIGNATURE GUARANTEE()] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:
- made payable to someone other than the registered shareholder;
- sent to an address or bank account other than the address or bank account of record;
- sent to an address or bank account of record that has been changed within the last 15 calendar days.
 ] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that you, in fact, authorized changes to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

The sale price of each share will be the next NAV determined after the Funds receive your request less, in the case of C Shares, any applicable CDSC.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a larger redemption). Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

CLASS                  DOLLAR AMOUNT
A Shares               $2,000 ($5,000 for Strategic
                       Income Fund)
C Shares               $5,000 ($2,000 for IRA or other
                       tax qualified accounts)

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  87

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares of one Fund and buying shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

A SHARES

You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.

C SHARES

You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES



          88  PROSPECTUS

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

- A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

                                                           REDEMPTION FEE POLICY



                                                                  PROSPECTUS  89

REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the FIFO method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds' methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believe may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase A Shares or C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.

Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time. The Funds also reserve the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Funds' Board of Trustees.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

DIVIDENDS, DISTRIBUTIONS AND TAXES



          90  PROSPECTUS

For A Shares, each Fund's distribution plan authorizes payment of up to the amount shown under "Maximum Fee" in the table below. Currently, however, the Board of Trustees has only approved payment of up to the amount shown under "Current Approved Fee" in the table below. Fees are shown as a percentage of the average daily net assets of the Fund's A Shares.

                                             CURRENT
                                   MAXIMUM   APPROVED
                                     FEE       FEE
  Core Bond Fund                    0.25%     0.25%
  Florida Tax-Exempt Bond Fund      0.18%     0.15%
  Georgia Tax-Exempt Bond Fund      0.18%     0.15%
  High Income Fund                  0.30%     0.30%
  Intermediate Bond Fund            0.25%     0.25%
  Investment Grade Bond Fund        0.35%     0.30%
  Investment Grade Tax-Exempt
    Bond Fund                       0.35%     0.30%
  Limited-Term Federal Mortgage
    Securities Fund                 0.23%     0.20%
  Maryland Municipal Bond Fund      0.15%     0.15%
  North Carolina Tax-Exempt Bond
    Fund                            0.15%     0.15%
  Seix Floating Rate High Income
    Fund                            0.35%     0.30%
  Seix High Yield Fund              0.25%     0.25%
  Short-Term Bond Fund              0.23%     0.20%
  Short-Term U.S. Treasury
    Securities Fund                 0.18%     0.18%
  Strategic Income Fund             0.35%     0.30%
  U.S. Government Securities Fund   0.35%     0.30%
  Virginia Intermediate Municipal
    Bond Fund                       0.15%     0.15%

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of a Fund's C Shares.

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the Statement of Additional Information.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualifying dividend income. Long-term capital gains are currently taxed at a maximum rate of 15%. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Absent further legislation, the maximum 15% tax rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE. A TRANSFER

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                PROSPECTUS  91

FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE SAME STI CLASSIC FUND SHOULD NOT BE A TAXABLE EVENT.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund and Virginia Intermediate Municipal Bond Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state's income tax, such distributions may be taxable in other states where the shareholder files tax returns.

Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

The Short-Term U.S. Treasury Securities Fund and the U.S. Government Securities Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund and the Short-Term Bond Fund expect that some portion of each Fund's distributions will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



             92  PROSPECTUS

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. There was no financial information for the Seix Floating Rate High Income Fund because that Fund did not begin operations until after March 31, 2006. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP except the information for the period ended May 31, 2004 for the North Carolina Tax-Exempt Bond Fund, the information for each of the three years (or periods) ended October 31, 2003 for the Core Bond Fund, Intermediate Bond Fund and Seix High Yield Fund and the information for the year ended May 31, 2001 for all other Funds, which has been audited by predecessor independent accounting firms, one of which has ceased operations. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

For a Share Outstanding Throughout the Periods

                                           NET ASSET                     NET REALIZED
                                             VALUE,          NET        AND UNREALIZED                  DIVIDENDS FROM
                                          BEGINNING OF    INVESTMENT    GAINS (LOSSES)    TOTAL FROM    NET INVESTMENT
                                             PERIOD         INCOME      ON INVESTMENTS    OPERATIONS        INCOME
                                             ------         ------      --------------    ----------        ------
CORE BOND FUND
 A SHARES
   Year Ended March 31, 2006..........       $10.41          0.38           (0.24)           0.14           (0.39)
   Period Ended March 31, 2005........       $10.60          0.12(a)        (0.13)(a)       (0.01)          (0.13)
   Year Ended October 31, 2004*.......       $10.49          0.18            0.35            0.53           (0.19)
   Year Ended October 31, 2003........       $10.08          0.29            0.34            0.63           (0.22)
   Period Ended October 31, 2002(b)...       $10.00          0.27            0.09            0.36           (0.28)
 C SHARES
   Year Ended March 31, 2006..........       $10.12          0.32           (0.24)           0.08           (0.33)
   Period Ended March 31, 2005........       $10.30          0.11           (0.13)          (0.02)          (0.11)
   Period Ended October 31, 2004*(c)..       $10.25          0.01            0.06            0.07           (0.02)
FLORIDA TAX-EXEMPT BOND FUND
 A SHARES
   Year Ended March 31, 2006..........       $10.91          0.33           (0.03)           0.30           (0.33)
   Period Ended March 31, 2005**......       $10.93          0.25            0.11            0.36           (0.25)
   Year Ended May 31, 2004............       $11.69          0.30(a)        (0.56)(a)       (0.26)          (0.30)
   Year Ended May 31, 2003............       $10.95          0.38            0.79            1.17           (0.38)
   Year Ended May 31, 2002............       $10.79          0.38            0.22            0.60           (0.38)
   Year Ended May 31, 2001............       $10.07          0.42            0.72            1.14           (0.42)
 C SHARES
   Year Ended March 31, 2006..........       $10.93          0.24           (0.03)           0.21           (0.24)
   Period Ended March 31, 2005**......       $10.96          0.19            0.10            0.29           (0.19)
   Year Ended May 31, 2004............       $11.71          0.24(a)        (0.55)(a)       (0.31)          (0.24)
   Year Ended May 31, 2003............       $10.97          0.32            0.79            1.11           (0.32)
   Year Ended May 31, 2002............       $10.81          0.32            0.22            0.54           (0.32)
   Year Ended May 31, 2001............       $10.09          0.37            0.72            1.09           (0.37)


                                        DISTRIBUTIONS        TOTAL
                                        FROM REALIZED    DIVIDENDS AND
                                        CAPITAL GAINS    DISTRIBUTIONS
                                        -------------    -------------
CORE BOND FUND
 A SHARES
   Year Ended March 31, 2006..........      (0.01)           (0.40)
   Period Ended March 31, 2005........      (0.05)           (0.18)
   Year Ended October 31, 2004*.......      (0.23)           (0.42)
   Year Ended October 31, 2003........         --            (0.22)
   Period Ended October 31, 2002(b)...         --            (0.28)
 C SHARES
   Year Ended March 31, 2006..........      (0.01)           (0.34)
   Period Ended March 31, 2005........      (0.05)           (0.16)
   Period Ended October 31, 2004*(c)..         --            (0.02)
FLORIDA TAX-EXEMPT BOND FUND
 A SHARES
   Year Ended March 31, 2006..........      (0.05)           (0.38)
   Period Ended March 31, 2005**......      (0.13)           (0.38)
   Year Ended May 31, 2004............      (0.20)           (0.50)
   Year Ended May 31, 2003............      (0.05)           (0.43)
   Year Ended May 31, 2002............      (0.06)           (0.44)
   Year Ended May 31, 2001............         --            (0.42)
 C SHARES
   Year Ended March 31, 2006..........      (0.05)           (0.29)
   Period Ended March 31, 2005**......      (0.13)           (0.32)
   Year Ended May 31, 2004............      (0.20)           (0.44)
   Year Ended May 31, 2003............      (0.05)           (0.37)
   Year Ended May 31, 2002............      (0.06)           (0.38)
   Year Ended May 31, 2001............         --            (0.37)

+ Total return excludes sales charge. Not annualized for periods less than one year.

++  Annualized for periods less than one year.

+++ Portfolio turnover is not annualized for periods less than one year.

(a) Per share data was calculated using the average shares method.

(b) Commenced operations on January 25, 2002.

(c) Commenced operations on October 11, 2004.

* Effective November 1, 2003, this Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

** Effective June 1, 2004, this Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  93

                                                     NET ASSETS,          RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF             EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS++
            -------------          -------          ------------      --------------------
                $10.15               1.38%             $   493               0.56%
                $10.41              (0.11)%            $   267               0.62%
                $10.60               5.22%             $   417               0.70%
                $10.49               6.24%             $   303               0.68%
                $10.08               3.69%             $   166               0.80%
                $ 9.86               0.76%             $    28               1.24%
                $10.12              (0.17)%            $     1               1.01%
                $10.30               0.65%             $     1               1.10%
                $10.83               2.73%             $ 5,077               0.80%
                $10.91               3.24%             $ 6,129               0.86%
                $10.93              (2.28)%            $ 5,906               0.92%
                $11.69              10.89%             $ 8,191               0.92%
                $10.95               5.66%             $ 2,935               0.92%
                $10.79              11.50%             $ 2,747               0.91%
                $10.85               1.95%             $ 8,783               1.56%
                $10.93               2.66%             $12,347               1.42%
                $10.96              (2.68)%            $19,952               1.42%
                $11.71              10.32%             $40,241               1.42%
                $10.97               5.15%             $21,897               1.42%
                $10.81              10.95%             $12,806               1.41%

                                RATIO OF EXPENSES TO
              RATIO OF NET       AVERAGE NET ASSETS
            INVESTMENT INCOME   (EXCLUDING WAIVERS,      PORTFOLIO
               TO AVERAGE        REIMBURSEMENTS AND       TURNOVER
              NET ASSETS++       EXPENSE OFFSET)++        RATE+++
              ------------       -----------------        -------
                   3.67%               0.56%                236%
                   2.78%               0.62%                150%
                   2.80%               0.83%                330%
                   2.66%               0.68%                463%
                   3.30%               1.11%                502%
                   3.10%               1.27%                236%
                   2.50%               1.37%                150%
                   2.71%               1.41%                330%
                   2.98%               0.81%                 90%
                   2.65%               0.94%                 66%
                   2.62%               1.13%                 56%
                   3.29%               1.13%                 62%
                   3.44%               1.37%                 91%
                   4.00%               1.38%                 59%
                   2.22%               1.66%                 90%
                   2.09%               1.73%                 66%
                   2.14%               1.81%                 56%
                   2.81%               1.80%                 62%
                   2.93%               1.84%                 91%
                   3.49%               1.89%                 59%

FINANCIAL HIGHLIGHTS


             94  PROSPECTUS

                                           NET ASSET                     NET REALIZED
                                             VALUE,          NET        AND UNREALIZED                  DIVIDENDS FROM
                                          BEGINNING OF    INVESTMENT    GAINS (LOSSES)    TOTAL FROM    NET INVESTMENT
                                             PERIOD         INCOME      ON INVESTMENTS    OPERATIONS        INCOME
                                             ------         ------      --------------    ----------        ------
GEORGIA TAX-EXEMPT BOND FUND
 A SHARES
   Year Ended March 31, 2006..........       $10.22          0.35(a)        (0.03)(a)        0.32           (0.35)
   Period Ended March 31, 2005*.......       $10.25          0.27            0.20            0.47           (0.26)
   Year Ended May 31, 2004............       $10.90          0.32(a)        (0.58)(a)       (0.26)          (0.32)
   Year Ended May 31, 2003............       $10.31          0.35            0.59            0.94           (0.35)
   Year Ended May 31, 2002............       $10.12          0.37            0.19            0.56           (0.37)
   Year Ended May 31, 2001............       $ 9.51          0.38            0.61            0.99           (0.38)
 C SHARES
   Year Ended March 31, 2006..........       $10.22          0.27(a)        (0.04)(a)        0.23           (0.27)
   Period Ended March 31, 2005*.......       $10.25          0.22            0.20            0.42           (0.21)
   Year Ended May 31, 2004............       $10.90          0.27(a)        (0.58)(a)       (0.31)          (0.27)
   Year Ended May 31, 2003............       $10.30          0.30            0.60            0.90           (0.30)
   Year Ended May 31, 2002............       $10.11          0.32            0.19            0.51           (0.32)
   Year Ended May 31, 2001............       $ 9.51          0.33            0.60            0.93           (0.33)
HIGH INCOME FUND
 A SHARES
   Year Ended March 31, 2006..........       $ 7.39          0.53           (0.03)           0.50           (0.53)
   Period Ended March 31, 2005*.......       $ 7.38          0.44            0.22            0.66           (0.44)
   Period Ended May 31, 2004(b).......       $ 7.39          0.35(a)        (0.01)(a)        0.34           (0.35)
 C SHARES
   Year Ended March 31, 2006..........       $ 7.38          0.49           (0.03)           0.46           (0.49)
   Period Ended March 31, 2005*.......       $ 7.38          0.42            0.21            0.63           (0.42)
   Year Ended May 31, 2004............       $ 7.16          0.57(a)         0.22(a)         0.79           (0.57)
   Year Ended May 31, 2003............       $ 7.25          0.57           (0.09)           0.48           (0.57)
   Year Ended May 31, 2002............       $ 7.69          0.55           (0.44)           0.11           (0.55)
   Year Ended May 31, 2001............       $ 7.88          0.55           (0.19)           0.36           (0.55)
INTERMEDIATE BOND FUND
 A SHARES
   Year Ended March 31, 2006..........       $10.08          0.39           (0.25)           0.14           (0.36)
   Period Ended March 31, 2005........       $10.36          0.13           (0.21)          (0.08)          (0.12)
   Period Ended October 31,
     2004**(c)........................       $10.32          0.02            0.04            0.06           (0.02)
 C SHARES
   Year Ended March 31, 2006..........       $10.08          0.28           (0.21)           0.07           (0.29)
   Period Ended March 31, 2005........       $10.36          0.11           (0.21)          (0.10)          (0.10)
   Period Ended October 31,
     2004**(c)........................       $10.32          0.01            0.04            0.05           (0.01)


                                        DISTRIBUTIONS        TOTAL
                                        FROM REALIZED    DIVIDENDS AND
                                        CAPITAL GAINS    DISTRIBUTIONS
                                        -------------    -------------
GEORGIA TAX-EXEMPT BOND FUND
 A SHARES
   Year Ended March 31, 2006..........      (0.01)           (0.36)
   Period Ended March 31, 2005*.......      (0.24)           (0.50)
   Year Ended May 31, 2004............      (0.07)           (0.39)
   Year Ended May 31, 2003............         --            (0.35)
   Year Ended May 31, 2002............         --            (0.37)
   Year Ended May 31, 2001............         --            (0.38)
 C SHARES
   Year Ended March 31, 2006..........      (0.01)           (0.28)
   Period Ended March 31, 2005*.......      (0.24)           (0.45)
   Year Ended May 31, 2004............      (0.07)           (0.34)
   Year Ended May 31, 2003............         --            (0.30)
   Year Ended May 31, 2002............         --            (0.32)
   Year Ended May 31, 2001............         --            (0.33)
HIGH INCOME FUND
 A SHARES
   Year Ended March 31, 2006..........      (0.38)           (0.91)
   Period Ended March 31, 2005*.......      (0.21)           (0.65)
   Period Ended May 31, 2004(b).......         --            (0.35)
 C SHARES
   Year Ended March 31, 2006..........      (0.38)           (0.87)
   Period Ended March 31, 2005*.......      (0.21)           (0.63)
   Year Ended May 31, 2004............         --            (0.57)
   Year Ended May 31, 2003............         --            (0.57)
   Year Ended May 31, 2002............         --            (0.55)
   Year Ended May 31, 2001............         --            (0.55)
INTERMEDIATE BOND FUND
 A SHARES
   Year Ended March 31, 2006..........      (0.01)           (0.37)
   Period Ended March 31, 2005........      (0.08)           (0.20)
   Period Ended October 31,
     2004**(c)........................         --            (0.02)
 C SHARES
   Year Ended March 31, 2006..........      (0.01)           (0.30)
   Period Ended March 31, 2005........      (0.08)           (0.18)
   Period Ended October 31,
     2004**(c)........................         --            (0.01)

+ Total return excludes sales charge. Not annualized for periods less than one year.

++  Annualized for periods less than one year.

+++ Portfolio turnover is not annualized for periods less than one year.

(a) Per share data was calculated using the average shares method.

(b) Commenced operations on October 27, 2003.

(c) Commenced operations on October 11, 2004.

* Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

                                                                                                               CHANGE TO RATIO
                                                                                                              OF NET INVESTMENT
                                                                                         CHANGE TO NET            INCOME TO
                                                                      CHANGE TO           REALIZED AND        AVERAGE NET ASSETS
                                                                    NET INVESTMENT      UNREALIZED GAINS     --------------------
                                                                   INCOME PER SHARE    (LOSSES) PER SHARE    A SHARES    C SHARES
                                                                   ----------------    ------------------    --------    --------
   Georgia Tax-Exempt Bond Fund................................         $0.01                $(0.01)          0.14%       0.14%

** Effective November 1, 2003, this Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  95

                                                     NET ASSETS,          RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF             EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS++
            -------------          -------          ------------      --------------------
                $10.18                3.12%            $ 3,711                0.79%
                $10.22                4.57%            $ 2,660                0.86%
                $10.25               (2.39)%           $ 2,735                0.92%
                $10.90                9.29%            $ 2,630                0.92%
                $10.31                5.58%            $ 2,844                0.92%
                $10.12               10.56%            $ 2,901                0.91%
                $10.17                2.25%            $ 9,567                1.57%
                $10.22                4.09%            $10,664                1.42%
                $10.25               (2.87)%           $13,351                1.42%
                $10.90                8.86%            $16,591                1.42%
                $10.30                5.07%            $14,269                1.42%
                $10.11                9.92%            $14,079                1.41%
                $ 6.98                7.20%            $   403                1.03%
                $ 7.39                9.17%            $   739                1.03%
                $ 7.38                4.61%            $ 1,508                1.10%
                $ 6.97                6.57%            $36,062                1.62%
                $ 7.38                8.69%            $52,847                1.40%
                $ 7.38               11.23%            $75,693                1.40%
                $ 7.16                7.52%            $64,418                1.40%
                $ 7.25                1.46%            $46,864                1.40%
                $ 7.69                4.74%            $19,875                1.40%
                $ 9.85                1.39%            $     4                0.56%
                $10.08               (0.82)%           $     1                0.63%
                $10.36                0.53%            $     1                0.71%
                $ 9.85                0.74%            $    68                1.24%
                $10.08               (0.96)%           $     1                0.91%
                $10.36                0.51%            $     1                1.00%

                                RATIO OF EXPENSES TO
              RATIO OF NET       AVERAGE NET ASSETS
            INVESTMENT INCOME   (EXCLUDING WAIVERS,      PORTFOLIO
               TO AVERAGE        REIMBURSEMENTS AND       TURNOVER
              NET ASSETS++       EXPENSE OFFSET)++        RATE+++
              ------------       -----------------        -------
                   3.38%                0.81%                 43%
                   3.12%                0.99%                 52%
                   3.06%                1.36%                100%
                   3.34%                1.41%                 17%
                   3.58%                1.36%                 23%
                   3.83%                1.42%                 21%
                   2.61%                1.67%                 43%
                   2.56%                1.73%                 52%
                   2.55%                1.84%                100%
                   2.84%                1.84%                 17%
                   3.08%                1.84%                 23%
                   3.33%                1.89%                 21%
                   7.36%                1.13%                208%
                   7.34%                1.39%                191%
                   7.80%                1.88%                 49%
                   6.78%                1.83%                208%
                   6.78%                1.88%                191%
                   7.62%                1.98%                 49%
                   8.43%                2.00%                 20%
                   7.35%                2.02%                 59%
                   6.88%                2.13%                 10%
                   3.83%                0.57%                154%
                   2.84%                0.63%                 94%
                   2.58%                0.71%                130%
                   2.86%                1.25%                154%
                   2.47%                1.36%                 94%
                   2.22%                1.41%                130%

FINANCIAL HIGHLIGHTS


             96  PROSPECTUS

                                           NET ASSET                     NET REALIZED
                                             VALUE,          NET        AND UNREALIZED                  DIVIDENDS FROM
                                          BEGINNING OF    INVESTMENT    GAINS (LOSSES)    TOTAL FROM    NET INVESTMENT
                                             PERIOD         INCOME      ON INVESTMENTS    OPERATIONS        INCOME
                                             ------         ------      --------------    ----------        ------
INVESTMENT GRADE BOND FUND
 A SHARES
   Year Ended March 31, 2006..........       $10.50          0.38           (0.10)           0.28           (0.38)
   Period Ended March 31, 2005*.......       $10.31          0.26            0.18            0.44           (0.25)
   Year Ended May 31, 2004............       $10.94          0.31(a)        (0.60)(a)       (0.29)          (0.34)
   Year Ended May 31, 2003............       $10.24          0.38            0.74            1.12           (0.42)
   Year Ended May 31, 2002............       $10.23          0.48            0.01            0.49           (0.48)
   Year Ended May 31, 2001............       $ 9.58          0.57            0.65            1.22           (0.57)
 C SHARES
   Year Ended March 31, 2006..........       $10.51          0.31           (0.11)           0.20           (0.31)
   Period Ended March 31, 2005*.......       $10.31          0.21            0.19            0.40           (0.20)
   Year Ended May 31, 2004............       $10.95          0.25(a)        (0.60)(a)       (0.35)          (0.29)
   Year Ended May 31, 2003............       $10.25          0.31            0.76            1.07           (0.37)
   Year Ended May 31, 2002............       $10.24          0.42            0.01            0.43           (0.42)
   Year Ended May 31, 2001............       $ 9.59          0.53            0.65            1.18           (0.53)
INVESTMENT GRADE TAX-EXEMPT BOND FUND
 A SHARES
   Year Ended March 31, 2006..........       $11.46          0.29            0.01            0.30           (0.29)
   Period Ended March 31, 2005*.......       $11.46          0.19            0.19            0.38           (0.20)
   Year Ended May 31, 2004............       $12.03          0.23(a)        (0.33)(a)       (0.10)          (0.22)
   Year Ended May 31, 2003............       $11.58          0.25            0.91            1.16           (0.25)
   Year Ended May 31, 2002............       $11.39          0.29            0.46            0.75           (0.29)
   Year Ended May 31, 2001............       $10.68          0.40            0.71            1.11           (0.40)
 C SHARES
   Year Ended March 31, 2006..........       $11.44          0.21            0.01            0.22           (0.21)
   Period Ended March 31, 2005*.......       $11.44          0.14            0.19            0.33           (0.15)
   Year Ended May 31, 2004............       $12.01          0.17(a)        (0.32)(a)       (0.15)          (0.17)
   Year Ended May 31, 2003............       $11.57          0.20            0.90            1.10           (0.20)
   Year Ended May 31, 2002............       $11.38          0.24            0.46            0.70           (0.24)
   Year Ended May 31, 2001............       $10.67          0.34            0.71            1.05           (0.34)


                                        DISTRIBUTIONS        TOTAL
                                        FROM REALIZED    DIVIDENDS AND
                                        CAPITAL GAINS    DISTRIBUTIONS
                                        -------------    -------------
INVESTMENT GRADE BOND FUND
 A SHARES
   Year Ended March 31, 2006..........         --            (0.38)
   Period Ended March 31, 2005*.......         --            (0.25)
   Year Ended May 31, 2004............         --            (0.34)
   Year Ended May 31, 2003............         --            (0.42)
   Year Ended May 31, 2002............         --            (0.48)
   Year Ended May 31, 2001............         --            (0.57)
 C SHARES
   Year Ended March 31, 2006..........         --            (0.31)
   Period Ended March 31, 2005*.......         --            (0.20)
   Year Ended May 31, 2004............         --            (0.29)
   Year Ended May 31, 2003............         --            (0.37)
   Year Ended May 31, 2002............         --            (0.42)
   Year Ended May 31, 2001............         --            (0.53)
INVESTMENT GRADE TAX-EXEMPT BOND FUND
 A SHARES
   Year Ended March 31, 2006..........      (0.08)           (0.37)
   Period Ended March 31, 2005*.......      (0.18)           (0.38)
   Year Ended May 31, 2004............      (0.25)           (0.47)
   Year Ended May 31, 2003............      (0.46)           (0.71)
   Year Ended May 31, 2002............      (0.27)           (0.56)
   Year Ended May 31, 2001............         --            (0.40)
 C SHARES
   Year Ended March 31, 2006..........      (0.08)           (0.29)
   Period Ended March 31, 2005*.......      (0.18)           (0.33)
   Year Ended May 31, 2004............      (0.25)           (0.42)
   Year Ended May 31, 2003............      (0.46)           (0.66)
   Year Ended May 31, 2002............      (0.27)           (0.51)
   Year Ended May 31, 2001............         --            (0.34)

+ Total return excludes sales charge. Not annualized for periods less than one year.

++  Annualized for periods less than one year.

+++ Portfolio turnover is not annualized for periods less than one year.

(a) Per share data was calculated using the average shares method.

* Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology is noted below:

                                                                                                               CHANGE TO RATIO
                                                                                                              OF NET INVESTMENT
                                                                                         CHANGE TO NET            INCOME TO
                                                                      CHANGE TO           REALIZED AND        AVERAGE NET ASSETS
                                                                    NET INVESTMENT      UNREALIZED GAINS     --------------------
                                                                   INCOME PER SHARE    (LOSSES) PER SHARE    A SHARES    C SHARES
                                                                   ----------------    ------------------    --------    --------
   Investment Grade Bond Fund..................................         $ 0.01               $(0.01)           0.14%       0.14%
   Investment Grade Tax-Exempt Bond Fund.......................         $(0.01)              $ 0.01           (0.07)%     (0.06)%

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  97

                                                     NET ASSETS,          RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF             EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS++
            -------------          -------          ------------      --------------------
                $10.40                2.69%            $20,210               1.00%
                $10.50                4.24%            $23,687               1.21%
                $10.31               (2.70)%           $31,263               1.22%
                $10.94               11.16%            $34,874               1.22%
                $10.24                4.81%            $20,825               1.22%
                $10.23               13.09%            $21,244               1.21%
                $10.40                1.94%            $13,580               1.63%
                $10.51                3.90%            $17,923               1.71%
                $10.31               (3.27)%           $24,327               1.71%
                $10.95               10.61%            $37,810               1.71%
                $10.25                4.27%            $36,200               1.71%
                $10.24               12.54%            $25,791               1.70%
                $11.39                2.57%            $16,182               0.99%
                $11.46                3.28%            $17,430               1.20%
                $11.46               (0.85)%           $19,086               1.22%
                $12.03               10.42%            $21,756               1.22%
                $11.58                6.71%            $20,436               1.22%
                $11.39               10.48%            $18,601               1.21%
                $11.37                1.92%            $10,284               1.65%
                $11.44                2.86%            $15,612               1.70%
                $11.44               (1.33)%           $22,969               1.70%
                $12.01                9.82%            $32,684               1.70%
                $11.57                6.21%            $24,587               1.70%
                $11.38                9.97%            $20,010               1.69%

                                RATIO OF EXPENSES TO
              RATIO OF NET       AVERAGE NET ASSETS
            INVESTMENT INCOME   (EXCLUDING WAIVERS,      PORTFOLIO
               TO AVERAGE        REIMBURSEMENTS AND       TURNOVER
              NET ASSETS++       EXPENSE OFFSET)++        RATE+++
              ------------       -----------------        -------
                  3.57%                1.00%                171%
                  2.90%                1.26%                268%
                  2.90%                1.38%                119%
                  3.45%                1.38%                137%
                  4.40%                1.40%                123%
                  5.77%                1.42%                131%
                  2.93%                1.66%                171%
                  2.39%                1.84%                268%
                  2.40%                2.00%                119%
                  3.01%                1.97%                137%
                  3.90%                1.96%                123%
                  5.24%                1.99%                131%
                  2.49%                0.99%                237%
                  1.93%                1.26%                178%
                  1.92%                1.36%                242%
                  2.16%                1.36%                329%
                  2.51%                1.36%                311%
                  3.54%                1.37%                285%
                  1.85%                1.67%                237%
                  1.43%                1.82%                178%
                  1.45%                1.92%                242%
                  1.68%                1.91%                329%
                  2.03%                1.92%                311%
                  3.04%                1.96%                285%

FINANCIAL HIGHLIGHTS


             98  PROSPECTUS

                                           NET ASSET                     NET REALIZED
                                             VALUE,          NET        AND UNREALIZED                  DIVIDENDS FROM
                                          BEGINNING OF    INVESTMENT    GAINS (LOSSES)    TOTAL FROM    NET INVESTMENT
                                             PERIOD         INCOME      ON INVESTMENTS    OPERATIONS        INCOME
                                             ------         ------      --------------    ----------        ------
LIMITED-TERM FEDERAL MORTGAGE
 SECURITIES FUND
 A SHARES
   Year Ended March 31, 2006..........       $10.07          0.30           (0.11)           0.19           (0.39)
   Period Ended March 31, 2005*.......       $10.16          0.29           (0.08)           0.21           (0.30)
   Year Ended May 31, 2004............       $10.57          0.21(a)        (0.35)(a)       (0.14)          (0.27)
   Year Ended May 31, 2003............       $10.29          0.24(a)         0.44(a)         0.68           (0.39)
   Year Ended May 31, 2002............       $10.00          0.40            0.31            0.71           (0.40)
   Year Ended May 31, 2001............       $ 9.60          0.53            0.40            0.93           (0.53)
 C SHARES
   Year Ended March 31, 2006..........       $10.10          0.23           (0.12)           0.11           (0.32)
   Period Ended March 31, 2005*.......       $10.18          0.25           (0.07)           0.18           (0.26)
   Year Ended May 31, 2004............       $10.59          0.17(a)        (0.35)(a)       (0.18)          (0.23)
   Year Ended May 31, 2003............       $10.31          0.21(a)         0.43(a)         0.64           (0.35)
   Year Ended May 31, 2002............       $10.02          0.37            0.31            0.68           (0.37)
   Year Ended May 31, 2001............       $ 9.62          0.50            0.40            0.90           (0.50)
MARYLAND MUNICIPAL BOND FUND
 A SHARES
   Year Ended March 31, 2006(b).......       $10.32          0.30           (0.07)           0.23           (0.31)
 C SHARES
   Year Ended March 31, 2006..........       $10.29          0.28           (0.04)           0.24           (0.28)
   Period Ended March 31, 2005*.......       $10.29          0.21            0.10            0.31           (0.22)
   Year Ended May 31, 2004............       $10.96          0.26(a)        (0.47)(a)       (0.21)          (0.26)
   Year Ended May 31, 2003............       $10.34          0.27            0.63            0.90           (0.27)
   Year Ended May 31, 2002............       $10.14          0.29            0.20            0.49           (0.29)
   Year Ended May 31, 2001............       $ 9.48          0.33            0.66            0.99           (0.33)
NORTH CAROLINA TAX-EXEMPT BOND FUND
 A SHARES
   Year Ended March 31, 2006..........       $ 9.87          0.37            0.01            0.38           (0.37)
   Period Ended March 31, 2005(c).....       $ 9.97          0.01           (0.10)          (0.09)          (0.01)
 C SHARES
   Year Ended March 31, 2006..........       $ 9.87          0.30            0.02            0.32           (0.30)
   Period Ended March 31, 2005(c).....       $ 9.97          0.01           (0.10)          (0.09)          (0.01)
SEIX HIGH YIELD FUND
 A SHARES
   Year Ended March 31, 2006..........       $10.70          0.65           (0.10)           0.55           (0.65)
   Period Ended March 31, 2005........       $11.18          0.28           (0.35)          (0.07)          (0.28)
   Year Ended October 31, 2004**......       $10.75          0.56            0.45            1.01           (0.56)
   Year Ended October 31, 2003........       $ 9.78          0.68            0.82            1.50           (0.53)
   Period Ended October 31, 2002(d)...       $10.00          0.54           (0.22)           0.32           (0.51)
 C SHARES
   Year Ended March 31, 2006..........       $10.93          0.58           (0.10)           0.48           (0.58)
   Period Ended March 31, 2005........       $11.42          0.26           (0.36)          (0.10)          (0.26)
   Period Ended October 31,
     2004**(e)........................       $11.32          0.04            0.10            0.14           (0.04)


                                        DISTRIBUTIONS        TOTAL
                                        FROM REALIZED    DIVIDENDS AND
                                        CAPITAL GAINS    DISTRIBUTIONS
                                        -------------    -------------
LIMITED-TERM FEDERAL MORTGAGE
 SECURITIES FUND
 A SHARES
   Year Ended March 31, 2006..........         --            (0.39)
   Period Ended March 31, 2005*.......         --            (0.30)
   Year Ended May 31, 2004............         --            (0.27)
   Year Ended May 31, 2003............      (0.01)           (0.40)
   Year Ended May 31, 2002............      (0.02)           (0.42)
   Year Ended May 31, 2001............         --            (0.53)
 C SHARES
   Year Ended March 31, 2006..........         --            (0.32)
   Period Ended March 31, 2005*.......         --            (0.26)
   Year Ended May 31, 2004............         --            (0.23)
   Year Ended May 31, 2003............      (0.01)           (0.36)
   Year Ended May 31, 2002............      (0.02)           (0.39)
   Year Ended May 31, 2001............         --            (0.50)
MARYLAND MUNICIPAL BOND FUND
 A SHARES
   Year Ended March 31, 2006(b).......      (0.09)           (0.40)
 C SHARES
   Year Ended March 31, 2006..........      (0.09)           (0.37)
   Period Ended March 31, 2005*.......      (0.09)           (0.31)
   Year Ended May 31, 2004............      (0.20)           (0.46)
   Year Ended May 31, 2003............      (0.01)           (0.28)
   Year Ended May 31, 2002............         --            (0.29)
   Year Ended May 31, 2001............         --            (0.33)
NORTH CAROLINA TAX-EXEMPT BOND FUND
 A SHARES
   Year Ended March 31, 2006..........         --            (0.37)
   Period Ended March 31, 2005(c).....         --            (0.01)
 C SHARES
   Year Ended March 31, 2006..........         --            (0.30)
   Period Ended March 31, 2005(c).....         --            (0.01)
SEIX HIGH YIELD FUND
 A SHARES
   Year Ended March 31, 2006..........      (0.15)           (0.80)
   Period Ended March 31, 2005........      (0.13)           (0.41)
   Year Ended October 31, 2004**......      (0.02)           (0.58)
   Year Ended October 31, 2003........         --            (0.53)
   Period Ended October 31, 2002(d)...      (0.03)           (0.54)
 C SHARES
   Year Ended March 31, 2006..........      (0.15)           (0.73)
   Period Ended March 31, 2005........      (0.13)           (0.39)
   Period Ended October 31,
     2004**(e)........................         --            (0.04)

+ Total return excludes sales charge. Not annualized for periods less than one year.
++  Annualized for periods less than one year.
+++ Portfolio turnover is not annualized for periods less than one year.
(a) Per share data was calculated using the average shares method.
(b) Commenced operations on April 13, 2005
(c) Commenced operations on March 21, 2005.
(d) Commenced operations on December 21, 2001.
(e) Commenced operations on October 11, 2004.
* Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology is noted below:

                                                                                                           CHANGE TO RATIO OF
                                                                               CHANGE TO NET            NET INVESTMENT INCOME TO
                                                       CHANGE TO                REALIZED AND               AVERAGE NET ASSETS
                                                     NET INVESTMENT           UNREALIZED GAINS          -------------------------
                                                    INCOME PER SHARE         (LOSSES) PER SHARE         A SHARES         C SHARES
                                                    ----------------         ------------------         --------         --------
   Limited-Term Federal Mortgage Securities
     Fund.......................................         $ 0.04                    $(0.04)                 0.42%          0.36%
   Maryland Municipal Bond Fund.................         $(0.01)                   $ 0.01                 (0.06)%

** Effective November 1, 2003, this Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology is noted below:

                                                                                                           CHANGE TO RATIO OF
                                                                               CHANGE TO NET            NET INVESTMENT INCOME TO
                                                       CHANGE TO                REALIZED AND               AVERAGE NET ASSETS
                                                     NET INVESTMENT           UNREALIZED GAINS          -------------------------
                                                    INCOME PER SHARE         (LOSSES) PER SHARE         A SHARES         C SHARES
                                                    ----------------         ------------------         --------         --------
   Seix High Yield Fund.........................         $0.01                     $(0.01)               0.05%            0.84%

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  99

                                                     NET ASSETS,          RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF             EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS++
            -------------          -------          ------------      --------------------
                $ 9.87                1.93%           $  4,398               0.83%
                $10.07                2.07%           $  5,854               0.90%
                $10.16               (1.36)%          $  9,495               0.96%
                $10.57                6.72%           $ 13,668               0.96%
                $10.29                7.16%           $  1,578               0.96%
                $10.00                9.84%           $    849               0.95%
                $ 9.89                1.14%           $ 20,112               1.50%
                $10.10                1.81%           $ 34,924               1.31%
                $10.18               (1.71)%          $ 70,000               1.31%
                $10.59                6.33%           $166,211               1.31%
                $10.31                6.83%           $ 15,930               1.31%
                $10.02                9.50%           $  3,452               1.30%
                $10.15                2.25%           $    502               0.77%
                $10.16                2.30%           $  9,333               1.67%
                $10.29                3.03%           $ 13,197               1.63%
                $10.29               (1.97)%          $ 18,897               1.64%
                $10.96                8.81%           $ 29,556               1.64%
                $10.34                4.84%           $ 23,215               1.64%
                $10.14               10.59%           $ 12,090               1.63%
                $ 9.88                3.85%           $    110               0.66%
                $ 9.87               (0.89)%          $     --                 --%
                $ 9.89                3.23%           $      2               1.58%
                $ 9.87               (0.90)%          $     --                 --%
                $10.45                5.22%           $ 36,291               0.73%
                $10.70               (0.64)%          $  9,706               0.78%
                $11.18                9.73%           $ 15,975               0.80%
                $10.75               15.72%           $ 14,992               0.90%
                $ 9.78                3.29%           $  9,877               0.89%
                $10.68                4.45%           $  5,814               1.39%
                $10.93               (0.89)%          $  3,260               1.14%
                $11.42                1.20%           $      1               1.18%

                                RATIO OF EXPENSES TO
              RATIO OF NET       AVERAGE NET ASSETS
            INVESTMENT INCOME   (EXCLUDING WAIVERS,      PORTFOLIO
               TO AVERAGE        REIMBURSEMENTS AND       TURNOVER
              NET ASSETS++       EXPENSE OFFSET)++        RATE+++
              ------------       -----------------        -------
                  3.21%                0.85%                 81%
                  3.47%                1.00%                 41%
                  2.06%                1.17%                146%
                  2.33%                1.20%                117%
                  3.50%                2.06%                410%
                  5.39%                2.28%                532%
                  2.54%                1.65%                 81%
                  3.04%                1.74%                 41%
                  1.68%                1.82%                146%
                  1.97%                1.80%                117%
                  2.88%                1.98%                410%
                  4.99%                2.60%                532%
                  3.54%                0.78%                 55%
                  2.69%                1.70%                 55%
                  2.50%                1.74%                 30%
                  2.46%                1.82%                 15%
                  2.52%                1.81%                 31%
                  2.75%                1.83%                 45%
                  3.24%                1.97%                 42%
                  2.47%                0.67%                 85%
                  3.84%                  --%                 32%
                  2.18%                1.58%                 85%
                  3.70%                  --%                 32%
                  5.94%                0.73%                 95%
                  6.12%                0.85%                 42%
                  6.22%                0.88%                 73%
                  6.45%                0.93%                108%
                  6.53%                1.20%                 97%
                  5.25%                1.48%                 95%
                  5.46%                1.54%                 42%
                  6.29%                1.41%                 73%

FINANCIAL HIGHLIGHTS


            100  PROSPECTUS

                                           NET ASSET                     NET REALIZED
                                             VALUE,          NET        AND UNREALIZED                  DIVIDENDS FROM
                                          BEGINNING OF    INVESTMENT    GAINS (LOSSES)    TOTAL FROM    NET INVESTMENT
                                             PERIOD         INCOME      ON INVESTMENTS    OPERATIONS        INCOME
                                             ------         ------      --------------    ----------        ------
SHORT-TERM BOND FUND
 A SHARES
   Year Ended March 31, 2006..........       $ 9.75          0.30            (0.01)           0.29           (0.31)
   Period Ended March 31, 2005*.......       $ 9.87          0.19            (0.12)           0.07           (0.19)
   Year Ended May 31, 2004............       $10.07          0.22(a)         (0.20)(a)        0.02           (0.22)
   Year Ended May 31, 2003............       $10.04          0.31             0.03            0.34           (0.31)
   Year Ended May 31, 2002............       $10.06          0.44            (0.02)           0.42           (0.44)
   Year Ended May 31, 2001............       $ 9.67          0.54             0.39            0.93           (0.54)
 C SHARES
   Year Ended March 31, 2006..........       $ 9.75          0.24            (0.01)           0.23           (0.25)
   Period Ended March 31, 2005*.......       $ 9.86          0.16            (0.11)           0.05           (0.16)
   Year Ended May 31, 2004............       $10.06          0.19(a)         (0.20)(a)       (0.01)          (0.19)
   Year Ended May 31, 2003............       $10.03          0.28             0.03            0.31           (0.28)
   Year Ended May 31, 2002............       $10.06          0.40            (0.03)           0.37           (0.40)
   Year Ended May 31, 2001............       $ 9.67          0.52             0.39            0.91           (0.52)
SHORT-TERM U.S. TREASURY SECURITIES
 FUND
 A SHARES
   Year Ended March 31, 2006..........       $ 9.90          0.26            (0.11)           0.15           (0.26)
   Period Ended March 31, 2005*.......       $10.10          0.13            (0.11)           0.02           (0.13)
   Year Ended May 31, 2004............       $10.35          0.12(a)         (0.13)(a)       (0.01)          (0.12)
   Year Ended May 31, 2003............       $10.19          0.20             0.22            0.42           (0.20)
   Year Ended May 31, 2002............       $10.13          0.35             0.09            0.44           (0.35)
   Year Ended May 31, 2001............       $ 9.85          0.48             0.28            0.76           (0.48)
 C SHARES
   Year Ended March 31, 2006..........       $ 9.89          0.20            (0.11)           0.09           (0.20)
   Period Ended March 31, 2005*.......       $10.09          0.10            (0.11)          (0.01)          (0.10)
   Year Ended May 31, 2004............       $10.34          0.10(a)         (0.13)(a)       (0.03)          (0.10)
   Year Ended May 31, 2003............       $10.18          0.17             0.22            0.39           (0.17)
   Year Ended May 31, 2002............       $10.11          0.33             0.10            0.43           (0.33)
   Year Ended May 31, 2001............       $ 9.83          0.46             0.28            0.74           (0.46)
STRATEGIC INCOME FUND
 A SHARES
   Year Ended March 31, 2006..........       $10.27          0.41(a)         (0.41)(a)          --           (0.41)
   Period Ended March 31, 2005*.......       $ 9.82          0.39(a)          0.49(a)         0.88           (0.37)
   Period Ended May 31, 2004(b).......       $ 9.93          0.33(a)         (0.07)(a)        0.26           (0.31)
 C SHARES
   Year Ended March 31, 2006..........       $10.24          0.35(a)         (0.41)(a)       (0.06)          (0.35)
   Period Ended March 31, 2005*.......       $ 9.81          0.37(a)          0.46(a)         0.83           (0.34)
   Year Ended May 31, 2004............       $ 9.99          0.50(a)         (0.14)(a)        0.36           (0.48)
   Year Ended May 31, 2003............       $ 9.80          0.57             0.19            0.76           (0.57)
   Period Ended May 31, 2002(c).......       $10.00          0.25            (0.20)           0.05           (0.25)


                                        DISTRIBUTIONS        TOTAL
                                        FROM REALIZED    DIVIDENDS AND
                                        CAPITAL GAINS    DISTRIBUTIONS
                                        -------------    -------------
SHORT-TERM BOND FUND
 A SHARES
   Year Ended March 31, 2006..........         --            (0.31)
   Period Ended March 31, 2005*.......         --            (0.19)
   Year Ended May 31, 2004............         --            (0.22)
   Year Ended May 31, 2003............         --            (0.31)
   Year Ended May 31, 2002............         --            (0.44)
   Year Ended May 31, 2001............         --            (0.54)
 C SHARES
   Year Ended March 31, 2006..........         --            (0.25)
   Period Ended March 31, 2005*.......         --            (0.16)
   Year Ended May 31, 2004............         --            (0.19)
   Year Ended May 31, 2003............         --            (0.28)
   Year Ended May 31, 2002............         --            (0.40)
   Year Ended May 31, 2001............         --            (0.52)
SHORT-TERM U.S. TREASURY SECURITIES
 FUND
 A SHARES
   Year Ended March 31, 2006..........         --            (0.26)
   Period Ended March 31, 2005*.......      (0.09)           (0.22)
   Year Ended May 31, 2004............      (0.12)           (0.24)
   Year Ended May 31, 2003............      (0.06)           (0.26)
   Year Ended May 31, 2002............      (0.03)           (0.38)
   Year Ended May 31, 2001............         --            (0.48)
 C SHARES
   Year Ended March 31, 2006..........         --            (0.20)
   Period Ended March 31, 2005*.......      (0.09)           (0.19)
   Year Ended May 31, 2004............      (0.12)           (0.22)
   Year Ended May 31, 2003............      (0.06)           (0.23)
   Year Ended May 31, 2002............      (0.03)           (0.36)
   Year Ended May 31, 2001............         --            (0.46)
STRATEGIC INCOME FUND
 A SHARES
   Year Ended March 31, 2006..........      (0.18)           (0.59)
   Period Ended March 31, 2005*.......      (0.06)           (0.43)
   Period Ended May 31, 2004(b).......      (0.06)           (0.37)
 C SHARES
   Year Ended March 31, 2006..........      (0.18)           (0.53)
   Period Ended March 31, 2005*.......      (0.06)           (0.40)
   Year Ended May 31, 2004............      (0.06)           (0.54)
   Year Ended May 31, 2003............         --            (0.57)
   Period Ended May 31, 2002(c).......         --            (0.25)

+ Total return excludes sales charge. Not annualized for periods less than one year.

++  Annualized for periods less than one year.

+++ Portfolio turnover is not annualized for periods less than one year.

(a) Per share data was calculated using the average shares method.

(b) Commenced operations on October 8, 2003.

(c) Commenced operations on November 30, 2001.

* Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

                                                                                                               CHANGE TO RATIO
                                                                                                              OF NET INVESTMENT
                                                                                         CHANGE TO NET            INCOME TO
                                                                      CHANGE TO           REALIZED AND        AVERAGE NET ASSETS
                                                                    NET INVESTMENT      UNREALIZED GAINS     --------------------
                                                                   INCOME PER SHARE    (LOSSES) PER SHARE    A SHARES    C SHARES
                                                                   ----------------    ------------------    --------    --------
   Short-Term Bond Fund........................................         $0.01                $(0.01)           0.07%       0.06%
   Strategic Income Fund.......................................         $0.01                $(0.01)           0.14%       0.13%

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  101

                                                     NET ASSETS,          RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF             EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS++
            -------------          -------          ------------      --------------------
                $ 9.73               3.01%            $  5,062                0.77%
                $ 9.75               0.67%            $  5,783                0.89%
                $ 9.87               0.24%            $  5,880                0.91%
                $10.07               3.47%            $  5,685                0.91%
                $10.04               4.19%            $  5,767                0.91%
                $10.06               9.90%            $  4,176                0.90%
                $ 9.73               2.34%            $  9,559                1.42%
                $ 9.75               0.46%            $ 15,114                1.26%
                $ 9.86              (0.11)%           $ 23,528                1.26%
                $10.06               3.11%            $ 32,608                1.26%
                $10.03               3.75%            $ 26,392                1.26%
                $10.06               9.60%            $ 10,682                1.25%
                $ 9.79               1.52%            $  4,336                0.76%
                $ 9.90               0.21%            $  6,349                0.84%
                $10.10              (0.06)%           $ 12,823                0.86%
                $10.35               4.13%            $ 15,558                0.86%
                $10.19               4.44%            $  4,735                0.86%
                $10.13               7.87%            $  2,179                0.85%
                $ 9.78               0.88%            $ 19,958                1.39%
                $ 9.89              (0.03)%           $ 33,796                1.12%
                $10.09              (0.30)%           $ 62,232                1.11%
                $10.34               3.88%            $127,757                1.11%
                $10.18               4.29%            $ 70,720                1.11%
                $10.11               7.67%            $ 27,861                1.10%
                $ 9.68              (0.01)%           $  1,741                1.10%
                $10.27               9.04%            $  3,795                1.15%
                $ 9.82               2.59%            $  4,181                1.15%
                $ 9.65              (0.57)%           $ 46,703                1.63%
                $10.24               8.60%            $ 79,792                1.42%
                $ 9.81               3.59%            $117,216                1.43%
                $ 9.99               8.16%            $129,965                1.43%
                $ 9.80               0.55%            $ 39,490                1.53%

                                RATIO OF EXPENSES TO
              RATIO OF NET       AVERAGE NET ASSETS
            INVESTMENT INCOME   (EXCLUDING WAIVERS,      PORTFOLIO
               TO AVERAGE        REIMBURSEMENTS AND       TURNOVER
              NET ASSETS++       EXPENSE OFFSET)++        RATE+++
              ------------       -----------------        -------
                   3.09%                0.79%                94%
                   2.26%                1.00%                64%
                   2.21%                1.21%                66%
                   3.09%                1.28%                89%
                   4.28%                1.26%               142%
                   5.47%                1.71%                87%
                   2.44%                1.59%                94%
                   1.88%                1.74%                64%
                   1.87%                1.87%                66%
                   2.74%                1.85%                89%
                   3.89%                1.87%               142%
                   5.09%                2.17%                87%
                   2.60%                0.82%               151%
                   1.47%                0.95%                82%
                   1.20%                1.06%               131%
                   1.76%                1.07%               140%
                   3.36%                1.41%               117%
                   4.81%                1.56%                87%
                   1.99%                1.65%               151%
                   1.22%                1.74%                82%
                   0.97%                1.82%               131%
                   1.59%                1.79%               140%
                   3.09%                1.81%               117%
                   4.45%                1.96%                87%
                   4.08%                1.16%               317%
                   4.59%                1.37%               305%
                   5.15%                1.60%                95%
                   3.53%                1.83%               317%
                   4.34%                1.98%               305%
                   4.98%                2.03%                95%
                   5.67%                2.04%                52%
                   5.49%                2.07%                43%

FINANCIAL HIGHLIGHTS


            102  PROSPECTUS

                                           NET ASSET                     NET REALIZED
                                             VALUE,          NET        AND UNREALIZED                  DIVIDENDS FROM
                                          BEGINNING OF    INVESTMENT    GAINS (LOSSES)    TOTAL FROM    NET INVESTMENT
                                             PERIOD         INCOME      ON INVESTMENTS    OPERATIONS        INCOME
                                             ------         ------      --------------    ----------        ------
U.S. GOVERNMENT SECURITIES FUND
 A SHARES
   Year Ended March 31, 2006..........       $10.41          0.32           (0.17)           0.15           (0.37)
   Period Ended March 31, 2005*.......       $10.35          0.26            0.08            0.34           (0.28)
   Year Ended May 31, 2004............       $10.93          0.27(a)        (0.50)(a)       (0.23)          (0.31)
   Year Ended May 31, 2003............       $10.47          0.40            0.51            0.91           (0.42)
   Year Ended May 31, 2002............       $10.38          0.50            0.26            0.76           (0.50)
   Year Ended May 31, 2001............       $ 9.86          0.54            0.52            1.06           (0.54)
 C SHARES
   Year Ended March 31, 2006..........       $10.41          0.27           (0.19)           0.08           (0.30)
   Period Ended March 31, 2005*.......       $10.35          0.21            0.08            0.29           (0.23)
   Year Ended May 31, 2004............       $10.93          0.22(a)        (0.50)(a)       (0.28)          (0.26)
   Year Ended May 31, 2003............       $10.48          0.34            0.50            0.84           (0.36)
   Year Ended May 31, 2002............       $10.38          0.45            0.27            0.72           (0.45)
   Year Ended May 31, 2001............       $ 9.86          0.49            0.52            1.01           (0.49)
VIRGINIA INTERMEDIATE MUNICIPAL BOND
 FUND
 A SHARES
   Year Ended March 31, 2006..........       $10.11          0.33           (0.03)           0.30           (0.33)
   Period Ended March 31, 2005*.......       $10.15          0.27            0.05            0.32           (0.27)
   Year Ended May 31, 2004............       $10.68          0.33(a)        (0.44)(a)       (0.11)          (0.33)
   Year Ended May 31, 2003............       $10.29          0.36            0.49            0.85           (0.36)
   Year Ended May 31, 2002............       $10.14          0.39            0.16            0.55           (0.40)
   Year Ended May 31, 2001............       $ 9.59          0.42            0.55            0.97           (0.42)
 C SHARES
   Period Ended March 31, 2006(b).....       $10.27          0.14           (0.19)          (0.05)          (0.14)


                                        DISTRIBUTIONS        TOTAL
                                        FROM REALIZED    DIVIDENDS AND
                                        CAPITAL GAINS    DISTRIBUTIONS
                                        -------------    -------------
U.S. GOVERNMENT SECURITIES FUND
 A SHARES
   Year Ended March 31, 2006..........         --            (0.37)
   Period Ended March 31, 2005*.......         --            (0.28)
   Year Ended May 31, 2004............      (0.04)           (0.35)
   Year Ended May 31, 2003............      (0.03)           (0.45)
   Year Ended May 31, 2002............      (0.17)           (0.67)
   Year Ended May 31, 2001............         --            (0.54)
 C SHARES
   Year Ended March 31, 2006..........         --            (0.30)
   Period Ended March 31, 2005*.......         --            (0.23)
   Year Ended May 31, 2004............      (0.04)           (0.30)
   Year Ended May 31, 2003............      (0.03)           (0.39)
   Year Ended May 31, 2002............      (0.17)           (0.62)
   Year Ended May 31, 2001............         --            (0.49)
VIRGINIA INTERMEDIATE MUNICIPAL BOND
 FUND
 A SHARES
   Year Ended March 31, 2006..........      (0.07)           (0.40)
   Period Ended March 31, 2005*.......      (0.09)           (0.36)
   Year Ended May 31, 2004............      (0.09)           (0.42)
   Year Ended May 31, 2003............      (0.10)           (0.46)
   Year Ended May 31, 2002............         --            (0.40)
   Year Ended May 31, 2001............         --            (0.42)
 C SHARES
   Period Ended March 31, 2006(b).....      (0.07)           (0.21)

+ Total return excludes sales charge. Not annualized for periods less than one year.

++  Annualized for periods less than one year.

+++ Portfolio turnover is not annualized for periods less than one year.

(a) Per share data was calculated using the average shares method.

(b) Commenced operations on September 1, 2005.

* Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

                                                                                                               CHANGE TO RATIO
                                                                                                              OF NET INVESTMENT
                                                                                         CHANGE TO NET            INCOME TO
                                                                      CHANGE TO           REALIZED AND        AVERAGE NET ASSETS
                                                                    NET INVESTMENT      UNREALIZED GAINS     --------------------
                                                                   INCOME PER SHARE    (LOSSES) PER SHARE    A SHARES    C SHARES
                                                                   ----------------    ------------------    --------    --------
   U.S. Government Securities Fund.............................         $0.02                $(0.02)           0.11%       0.17%

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  103

                                                     NET ASSETS,          RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF             EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS++
            -------------          -------          ------------      --------------------
                $10.19               1.43%             $ 3,032                0.99%
                $10.41               3.32%             $ 3,080                1.17%
                $10.35              (2.17)%            $ 8,484                1.22%
                $10.93               8.79%             $ 9,333                1.22%
                $10.47               7.47%             $ 8,483                1.22%
                $10.38              10.95%             $ 6,617                1.21%
                $10.19               0.76%             $ 7,909                1.66%
                $10.41               2.83%             $12,229                1.74%
                $10.35              (2.67)%            $18,993                1.73%
                $10.93               8.14%             $39,423                1.73%
                $10.48               7.06%             $31,922                1.73%
                $10.38              10.45%             $21,617                1.72%
                $10.01               2.92%             $ 5,480                0.79%
                $10.11               3.14%             $ 7,143                0.80%
                $10.15              (1.04)%            $10,566                0.79%
                $10.68               8.38%             $10,484                0.79%
                $10.29               5.47%             $ 7,257                0.79%
                $10.14              10.23%             $ 6,197                0.76%
                $10.01              (0.52)%            $     9                1.62%

                                RATIO OF EXPENSES TO
              RATIO OF NET       AVERAGE NET ASSETS
            INVESTMENT INCOME   (EXCLUDING WAIVERS,      PORTFOLIO
               TO AVERAGE        REIMBURSEMENTS AND       TURNOVER
              NET ASSETS++       EXPENSE OFFSET)++        RATE+++
              ------------       -----------------        -------
                   3.31%                0.99%               118%
                   3.17%                1.28%                64%
                   2.54%                1.52%               240%
                   3.59%                1.45%               150%
                   4.70%                1.40%               262%
                   5.21%                1.83%               207%
                   2.60%                1.68%               118%
                   2.50%                1.85%                64%
                   2.04%                1.97%               240%
                   3.10%                1.93%               150%
                   4.17%                1.93%               262%
                   4.71%                2.04%               207%
                   3.22%                0.82%                54%
                   3.16%                0.90%                46%
                   3.19%                1.04%                26%
                   3.40%                1.07%                30%
                   3.82%                1.11%                33%
                   4.20%                1.11%                32%
                   2.35%                1.62%                54%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:
STI Classic Funds
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.



STI CLASSIC FUNDS

                                                                     PU-ACB-0806

                                                           STI CLASSIC FUNDS

                                                                I Shares

                                                               PROSPECTUS

STI CLASSIC EQUITY FUNDS

    Capital Appreciation Fund
    Small Cap Growth Stock Fund

    Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")












                                               August 1, 2006

                                 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the Capital Appreciation Fund and the Small Cap Growth Stock Fund ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

 2      CAPITAL APPRECIATION FUND


 5      SMALL CAP GROWTH STOCK FUND


 8      MORE INFORMATION ABOUT RISK


 9      MORE INFORMATION ABOUT FUND INVESTMENTS


 10     INFORMATION ABOUT PORTFOLIO HOLDINGS


 10     INVESTMENT ADVISER


 10     PORTFOLIO MANAGERS


 11     PURCHASING AND SELLING FUND SHARES


 13     MARKET TIMING POLICIES AND PROCEDURES


 14     DIVIDENDS AND DISTRIBUTIONS


 15     TAXES


 16     FINANCIAL HIGHLIGHTS
    INSIDE PRIVACY POLICY
 BACK
COVER

BACK    HOW TO OBTAIN MORE INFORMATION ABOUT
COVER    THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)

(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING AND SELLING FUND SHARES
  SHAKE
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2006

                                                        PROSPECTUS  1

                                                             CUSIP/TICKER SYMBOL

FUND NAME                                              CLASS                 INCEPTION   TICKER  CUSIP


Capital Appreciation Fund                              I Shares                7/1/92    STCAX   784766867
Small Cap Growth Stock Fund                            I Shares               10/8/98    SSCTX   784766263


                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

CAPITAL APPRECIATION FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation

INVESTMENT FOCUS                             U.S. common stocks

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential

INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. The Adviser's strategy focuses primarily on large cap stocks but will also utilize mid-cap stocks.

In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser applies proprietary models to rank stocks based on earnings trends and valuations. It then performs in-depth fundamental analysis to determine the quality and sustainability of earnings, as well as the quality of management. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                      CAPITAL APPRECIATION FUND



                                                        PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                     20.31%
1997                     31.13%
1998                     28.06%
1999                      9.71%
2000                      1.62%
2001                     -6.49%
2002                    -21.98%
2003                     18.52%
2004                      6.37%
2005                     -1.27%

      BEST QUARTER               WORST QUARTER



         22.93%                     -14.98%



       (12/31/98)                  (9/30/01)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.29%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                    1 YEAR   5 YEARS   10 YEARS

Capital Appreciation Fund   -1.27%    -1.91%     7.42%
S&P 500(R) Index (reflects
  no deduction for fees or
  expenses)                  4.91%     0.54%     9.07%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

CAPITAL APPRECIATION FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.92%

Other Expenses                                                0.07%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.99%


(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
 $101    $315     $547     $1,213

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                    SMALL CAP GROWTH STOCK FUND



                                                        PROSPECTUS  5

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             U.S. small cap common stocks of growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Identifies small cap companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need current income

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser applies a multi-factor proprietary model to identify companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser then uses fundamental research to select the portfolio of stocks it believes has the best current risk/return relationship. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

SMALL CAP GROWTH STOCK FUND



           6  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1999                    20.55%

2000                    11.76%

2001                    -0.82%

2002                   -22.71%

2003                    45.64%

2004                    19.21%

2005                     7.92%


      BEST QUARTER               WORST QUARTER
         24.19%                     -22.83%
       (06/30/03)                 (09/30/01)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.67%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 2000(R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                              SINCE
I SHARES                 1 YEAR   5 YEARS   INCEPTION*
Small Cap Growth Stock
Fund                      7.92%    7.51%      15.48%
Russell 2000(R) Growth
Index (reflects no
deduction for fees or
expenses)                 4.15%    2.28%       9.16%

* Since inception of the I Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

                                                    SMALL CAP GROWTH STOCK FUND



                                                        PROSPECTUS  7

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.10%
Other Expenses                                                0.07%
                                                              -------------
Total Annual Operating Expenses(2)                            1.17%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $119     $372      $644      $1,420

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK



           8  PROSPECTUS

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Funds may use derivatives (such as futures, options, and swaps) to attempt to achieve their investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK
All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK
All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

                                         MORE INFORMATION ABOUT FUND INVESTMENTS



                                                        PROSPECTUS  9

FOREIGN SECURITY RISK

Small Cap Growth Stock Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK
Capital Appreciation Fund

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

SMALLER COMPANY RISK
All Funds

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and my depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS



          10  PROSPECTUS

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management.

For the fiscal year ended March 31, 2006, the Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:

Capital Appreciation Fund                                                  1.00%
Small Cap Growth Stock Fund                                                1.11%

Since August 1, 2005, the following breakpoints have been used in computing the advisory fee:

AVERAGE DAILY NET ASSETS   DISCOUNT FROM FULL FEE
------------------------   ----------------------
First $500 million        None - Full Fee
Next $500 million         5%
Over $1 billion           10%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset levels of the Funds had reached a breakpoint in the advisory fee.* Had the Funds' asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

  Capital Appreciation Fund                  0.97%
  Small Cap Growth Stock Fund                1.15%

* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contracts with the Adviser appears in the Funds' semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. James P. Foster has served as Managing Director of Trusco since May 2004 and has been with Trusco since 1988. He has co-managed the SMALL CAP GROWTH STOCK FUND since June 2006. He has more than 37 years of investment experience.

Ms. Elizabeth G. Pola, CFA, joined Trusco in 1983 and has served as Executive Vice President and Director of Equity Research of Trusco since 2000. She has co-managed the CAPITAL APPRECIATION FUND since December 2005. She has more than 24 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973 and has served as Executive Vice President and head of the equity funds group at Trusco since February 2000. He has co-managed the CAPITAL APPRECIATION FUND since December 2005, after managing the Fund since June 2000. He has more than 33 years of investment experience.

Mr. Stuart F. Van Arsdale, CFA, has served as Managing Director of Trusco since May 2002. He has co-managed the SMALL CAP GROWTH STOCK FUND since June 2006. Prior to joining Trusco, Mr. Van Arsdale served as Director of Growth Investments for Deprince, Race & Zollo, Inc. from October 1998 to April 2002. He has more than 26 years of investment experience.

                                              PURCHASING AND SELLING FUND SHARES



                                                        PROSPECTUS  11

The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") I Shares of the Funds. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

HOW TO PURCHASE FUND SHARES

The Funds offer I Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

- assets of a bona fide trust, or

- assets of a business entity possessing a tax identification number.

As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

IN-KIND PURCHASES

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are

PURCHASING AND SELLING FUND SHARES



          12  PROSPECTUS

permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share

                                           MARKET TIMING POLICIES AND PROCEDURES



                                                        PROSPECTUS  13

will be the next NAV determined after the Funds receive your request in proper form.

A MEDALLION SIGNATURE GUARANTEE] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

     - made payable to someone other than the registered shareholder;

     - sent to an address or bank account other than the address or bank account of record; or

     - sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.
 ] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will note accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New
   York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

     - redemption checks must be made payable to the registered shareholder; and

     - redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading

DIVIDENDS AND DISTRIBUTIONS



          14  PROSPECTUS

include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     - Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Fund, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

     - The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believe that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their net investment income quarterly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If your 401(k) Plan owns Fund shares on a Fund's record date, the Plan is entitled to receive the distribution.

                                                                           TAXES



                                                        PROSPECTUS  15

As a Plan participant, you will receive dividends and distributions in the form of additional Fund shares if you own shares of the Fund on the date the dividend or distribution is allocated by the Plan. You will, therefore, not receive a dividend or distribution if you do not own shares of the Fund on the date the dividend or distribution is allocated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan that qualifies for tax-exempt treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty in the case of premature withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisory about the tax consequences of plan withdrawals.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



             16  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for the year ended
May 31, 2001, which has been audited by a predecessor independent accounting firm that has ceased operations. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.


                             NET ASSET                    NET REALIZED                 DIVIDENDS
                              VALUE,          NET        AND UNREALIZED                 FROM NET    DISTRIBUTIONS
                             BEGINNING    INVESTMENT     GAINS (LOSSES)   TOTAL FROM   INVESTMENT   FROM REALIZED
                             OF PERIOD   INCOME (LOSS)   ON INVESTMENTS   OPERATIONS     INCOME     CAPITAL GAINS
                             ---------   -------------   --------------   ----------   ----------   -------------

CAPITAL APPRECIATION FUND

  I SHARES
    Year Ended March 31,
    2006...................   $12.22          0.03(a)         0.86(a)        0.89        (0.02)         (0.26)
    Period Ended March 31,
    2005...................   $12.33          0.03(a)         0.07(a)        0.10        (0.03)         (0.18)
    Year Ended May 31,
    2004...................   $11.02         (0.03)(a)        1.34(a)        1.31           --             --
    Year Ended May 31,
    2003...................   $12.24         (0.03)(a)       (1.19)(a)      (1.22)          --             --
    Year Ended May 31,
    2002...................   $13.89            --           (1.53)         (1.53)          --          (0.12)
    Year Ended May 31,
    2001...................   $17.12         (0.05)          (0.38)         (0.43)          --          (2.80)

SMALL CAP GROWTH STOCK FUND

  I SHARES
    Year Ended March 31,
    2006...................   $19.99         (0.14)(a)        5.46(a)        5.32           --          (1.66)
    Period Ended March 31,
    2005...................   $20.25         (0.08)(a)        2.27(a)        2.19           --          (2.45)
    Year Ended May 31,
    2004...................   $15.19         (0.16)(a)        5.22(a)        5.06           --             --
    Year Ended May 31,
    2003...................   $17.28         (0.12)(a)       (1.72)(a)      (1.84)          --          (0.25)
    Year Ended May 31,
    2002...................   $18.37            --           (1.02)         (1.02)          --          (0.07)
    Year Ended May 31,
    2001...................   $18.30         (0.18)           1.71           1.53           --          (1.46)

                                 TOTAL
                               DIVIDENDS
                                  AND
                             DISTRIBUTIONS
                             -------------
CAPITAL APPRECIATION FUND
  I SHARES
    Year Ended March 31,
    2006...................      (0.28)
    Period Ended March 31,
    2005...................      (0.21)
    Year Ended May 31,
    2004...................         --
    Year Ended May 31,
    2003...................         --
    Year Ended May 31,
    2002...................      (0.12)
    Year Ended May 31,
    2001...................      (2.80)
SMALL CAP GROWTH STOCK FUND
  I SHARES
    Year Ended March 31,
    2006...................      (1.66)
    Period Ended March 31,
    2005...................      (2.45)
    Year Ended May 31,
    2004...................         --
    Year Ended May 31,
    2003...................      (0.25)
    Year Ended May 31,
    2002...................      (0.07)
    Year Ended May 31,
    2001...................      (1.46)

+    Not annualized for periods less than one year.

++   Annualized for periods less than one year.

(a)  Per share data calculated using average shares outstanding method.

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  17

                                                                            RATIO OF EXPENSES TO
                                        RATIO OF           RATIO OF          AVERAGE NET ASSETS
NET ASSET              NET ASSETS,    NET EXPENSES      NET INVESTMENT       (EXCLUDING WAIVERS    PORTFOLIO
VALUE, END    TOTAL       END OF       TO AVERAGE      INCOME (LOSS) TO            AND/OR          TURNOVER
OF PERIOD    RETURN+   PERIOD (000)   NET ASSETS++   AVERAGE NET ASSETS++    REIMBURSEMENTS)++       RATE
----------   -------   ------------   ------------   --------------------   --------------------   ---------

  $12.83       7.33%    $1,296,236        1.06%              0.22%                  1.07%              74%
  $12.22       0.76%    $1,493,213        1.19%              0.31%                  1.21%              72%
  $12.33      11.89%    $1,248,636        1.23%             (0.25)%                 1.24%             106%
  $11.02      (9.97)%   $1,090,549        1.22%             (0.32)%                 1.24%              69%
  $12.24     (11.06)%   $1,204,445        1.22%             (0.54)%                 1.24%              75%
  $13.89      (3.74)%   $1,177,933        1.21%             (0.29)%                 1.24%              75%

  $23.65      27.55%    $1,641,681        1.17%             (0.66)%                 1.18%              98%
  $19.99      10.60%    $  940,775        1.22%             (0.46)%                 1.22%              70%
  $20.25      33.31%    $  789,650        1.25%             (0.83)%                 1.25%             107%
  $15.19     (10.50)%   $  567,714        1.24%             (0.87)%                 1.24%              96%
  $17.28      (5.55)%   $  593,211        1.25%             (1.01)%                 1.25%             100%
  $18.37       8.33%    $  508,857        1.24%             (0.95)%                 1.25%             112%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the STI Classic Funds.
The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:
STI Classic Funds
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.






STI CLASSIC FUNDS

                                                             STI CLASSIC FUNDS

                                                          Corporate Trust Shares

                                                                PROSPECTUS



STI CLASSIC MONEY MARKET FUNDS

Classic Institutional U.S. Treasury Securities Money Market Fund

Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")



















                                              August 1, 2006

                                 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

 ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Fund ("Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:


 2      FUND SUMMARY


 2      INVESTMENT STRATEGY


 2      WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


 2      PERFORMANCE INFORMATION


 3      FUND FEES AND EXPENSES


 4      MORE INFORMATION ABOUT FUND INVESTMENTS


 4      THIRD-PARTY RATINGS


 4      INFORMATION ABOUT PORTFOLIO HOLDINGS


 4      INVESTMENT ADVISER

 4      PORTFOLIO MANAGERS


 5      PURCHASING AND SELLING FUND SHARES


 7      MARKET TIMING POLICIES AND PROCEDURES


 8      DIVIDENDS AND DISTRIBUTIONS


 8      TAXES


 10     FINANCIAL HIGHLIGHTS


 INSIDE PRIVACY POLICY
BACK
COVER
        HOW TO OBTAIN MORE INFORMATION ABOUT
BACK     THE STI CLASSIC FUNDS
COVER


--------------------------------------------------------------------------------

(SUITCASE ICON)       FUND SUMMARY

(TELESCOPE ICON)      INVESTMENT STRATEGY

(LIFE PRESERVER       WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
  ICON)

(TARGET ICON)         PERFORMANCE INFORMATION

(LINE GRAPH ICON)     WHAT IS AN AVERAGE?

(COIN ICON)           FUND FEES AND EXPENSES

(MOUNTAIN ICON)       MORE INFORMATION ABOUT FUND INVESTMENTS

(ICON)                THIRD-PARTY RATINGS

(MAGNIFYING GLASS     INVESTMENT ADVISER
  ICON)

(HAND SHAKE ICON)     PURCHASING AND SELLING FUND SHARES

--------------------------------------------------------------------------------

AUGUST 1, 2006

                                                        PROSPECTUS  1

                                                             CUSIP/TICKER SYMBOL

FUND NAME                                 CLASS                   INCEPTION   TICKER  CUSIP


Classic Institutional U.S. Treasury
Securities Money Market Fund              Corporate Trust Shares    6/2/99    --      784767857

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              As high a level of current income as is consistent with
                                             preservation of capital and liquidity

INVESTMENT FOCUS                             U.S. Treasury securities and repurchase agreements

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk by
                                             analyzing yields

INVESTOR PROFILE                             Conservative investors seeking current income through a
                                             liquid investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Classic Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, repurchase agreements collateralized by these securities, and shares of registered money market funds that invest in the foregoing. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAAm by Standard & Poor's).

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Corporate Trust Shares from year to year.*

(BAR CHART)

2000                    5.85%
2001                    3.45%
2002                    1.35%
2003                    0.70%
2004                    0.88%
2005                    2.66%

      BEST QUARTER               WORST QUARTER
          1.52%                      0.12%
       (12/31/00)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.06%.

                CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND



                                                        PROSPECTUS  3

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005 to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                                 SINCE
CORPORATE TRUST SHARES      1 YEAR   5 YEARS   INCEPTION*
Classic Institutional U.S.
Treasury Securities Money
Market Fund                 2.66%     1.80%      2.67%

iMoneyNet, Inc. Treasury &
Repo Retail Average         2.39%     1.56%      2.39%

* Since inception of the Corporate Trust Shares on June 2, 1999. Benchmark returns since May 31, 1999 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-
recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

(COIN ICON)
         FUND FEES AND EXPENSES

         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              CORPORATE TRUST SHARES
Investment Advisory Fees(1)                                   0.14%
Other Expenses                                                0.29%
                                                              ----------------------
Total Annual Operating Expenses(2)                            0.43%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.45%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

-------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $44      $138      $241       $542

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT FUND INVESTMENTS



           4  PROSPECTUS

(MOUNTAIN ICON)
           MORE INFORMATION
           ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, the Fund cannot guarantee that it will achieve its investment goal.

(ICON)
            THIRD-PARTY RATINGS

            The Fund has been rated AAAm by Standard & Poor's Rating Services and Aaa by Moody's Investor Services, Inc.

The National Association of Insurance Commissioners has approved the Fund as an eligible investment for insurance companies.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management.

For the fiscal year ended March 31, 2006, the Adviser received advisory fees (after waivers) of 0.16% of the Fund's average daily net assets.

Since August 1, 2005 the following breakpoints have been used in computing the advisory fee:

AVERAGE DAILY NET ASSETS        DISCOUNT FROM FULL FEE
------------------------        ----------------------
First $1 billion                None -- Full Fee
Next $1.5 billion                5%
Next $2.5 billion               10%
Over $5 billion                 20%

Based on average daily net assets for the fiscal year ended March 31, 2006, the Fund's asset level had reached a breakpoint in the advisory fee. Fund expenses in the "Annual Fund Operating Expenses" table shown earlier in this Prospectus reflect the advisory breakpoints. Had the Fund's asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees of 0.15%.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Fund's semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund.

Mr. Greg Hallman has served as Vice President of Trusco since February 2006, after serving as Associate since November 1999. He has co-managed the Fund since November 2004. He has more than 7 years of investment experience.

Ms. Kimberly C. Maichle, CFA, has served as Director of Trusco since February 2006, after serving as Vice President of Trusco since July 1995. She has co-managed the Fund since November 2004. She has more than 17 years of investment experience.

Mr. E. Dean Speer, CFA, CPA, has served as a Director of Trusco since February 2006 and prior to that as Vice

                                              PURCHASING AND SELLING FUND SHARES



                                                        PROSPECTUS  5

President of Trusco since June 2001. He has co-managed the Fund since January 2005. He has more than 8 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Corporate Trust Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers Corporate Trust Shares only to accounts of various banking subsidiaries of SunTrust Banks, Inc. which are administered by the Corporate Trust Division ("SunTrust"). Shares are sold without a sales charge. Corporate Trust Shares will be held of record by (in the name of) SunTrust. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Corporate Trust Shares.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve are open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day that you submit your purchase order, the Fund or its authorized agent must receive your purchase order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 6:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Fund receives federal funds before calculating its NAV the following day.

If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST AT AN EARLIER TIME THAN THOSE LISTED ABOVE FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS SUNTRUST TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES THROUGH YOUR ACCOUNT, INCLUDING SPECIFIC INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT SUNTRUST DIRECTLY.

The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If the Adviser determines in good faith that this method is unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

IN-KIND PURCHASES

Payment for shares of the Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.

PURCHASING AND SELLING FUND SHARES



           6  PROSPECTUS

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments in Corporate Trust Shares by non-U.S. citizens or entities.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust. SunTrust will provide information about how to sell your shares including any specific cut-off times required.

Redemption orders must be sent to the Fund by SunTrust as the record owner of shares. If you own Corporate Trust Shares through a subsidiary of SunTrust you may sell shares by following the procedures established when you opened your account or accounts.

Redemption orders must be received by the Fund on a Business Day before 3:00 p.m., Eastern Time. Orders received after 3:00 p.m., Eastern Time will be executed the following Business Day.

A MEDALLION SIGNATURE GUARANTEE[DIAMOND SYMBOL] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;
- sent to an address or bank account other than the address or bank account of record; or
- sent to an address or bank account of record that has been changed within the last 15 calendar days.

                                           MARKET TIMING POLICIES AND PROCEDURES



                                                        PROSPECTUS  7

Other documentation may be required depending on the registration of the account.
 [DIAMOND SYMBOL] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee
                  verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but the Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

REDEMPTIONS IN KIND

The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or

DIVIDENDS, DISTRIBUTIONS AND TAXES



           8  PROSPECTUS

self-regulatory agencies, such as the National Association of Securities
Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced rates applicable to qualified dividend income. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUND EXPECTS TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES. A transfer from one share class to another share class in the same STI Classic Fund should not be a taxable event.

A significant portion of the Fund's distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                        PROSPECTUS  9

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS



             10  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for the year ended May 31, 2001, which has been audited by a predecessor independent accounting firm that has ceased operations. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Fund's website at www.sticlassicfunds.com.

                                                NET ASSET                                              DIVIDENDS
                                                 VALUE,        NET        NET REALIZED                  FROM NET    DISTRIBUTIONS
                                                BEGINNING   INVESTMENT    GAIN (LOSS)     TOTAL FROM   INVESTMENT   FROM REALIZED
                                                OF PERIOD     INCOME     ON INVESTMENTS   OPERATIONS     INCOME     CAPITAL GAINS
                                                ---------   ----------   --------------   ----------   ----------   -------------

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND

  CORPORATE TRUST SHARES
    Year Ended March 31, 2006.................    $1.00        0.03             --           0.03        (0.03)            --
    Period Ended March 31, 2005**.............    $1.00        0.01             --           0.01        (0.01)            --
    Year Ended May 31, 2004...................    $1.00        0.01             --           0.01        (0.01)            --*
    Year Ended May 31, 2003...................    $1.00        0.01             --           0.01        (0.01)            --*
    Year Ended May 31, 2002...................    $1.00        0.02             --           0.02        (0.02)            --
    Year Ended May 31, 2001...................    $1.00        0.05             --           0.05        (0.05)            --

+    Not annualized for periods less than one year.

++   Annualized for periods less than one year.

*    Amount less than $0.005.

** Effective June 1, 2004, the Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  11

    TOTAL                                                   RATIO OF               RATIO OF               RATIO OF
  DIVIDENDS     NET ASSET              NET ASSETS,        NET EXPENSES          NET INVESTMENT           EXPENSES TO
     AND        VALUE, END    TOTAL       END OF           TO AVERAGE             INCOME TO          AVERAGE NET ASSETS
DISTRIBUTIONS   OF PERIOD    RETURN+   PERIOD (000)       NET ASSETS++       AVERAGE NET ASSETS++   (EXCLUDING WAIVERS)++
-------------   ----------   -------   ------------   --------------------   --------------------   ---------------------

    (0.03)        $1.00       3.17%     $2,068,462            0.44%                  3.14%                  0.44%
    (0.01)        $1.00       1.14%     $1,825,373            0.44%                  1.38%                  0.45%
    (0.01)        $1.00       0.57%     $1,378,551            0.46%                  0.51%                  0.49%
    (0.01)        $1.00       1.10%     $1,298,910            0.46%                  1.05%                  0.49%
    (0.02)        $1.00       2.08%     $1,805,066            0.46%                  2.11%                  0.50%
    (0.05)        $1.00       5.53%     $1,303,630            0.46%                  5.38%                  0.50%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: SunTrust Corporate Trust Division
           1-800-432-4760, option 1, ext. 4085

MAIL:
STI Classic Funds
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.




STI CLASSIC FUNDS
                                                                    PU-INCT-0806

                                                               STI CLASSIC FUNDS

                                                                   A Shares
                                                                   C Shares

                                                                  PROSPECTUS




STI CLASSIC EQUITY FUNDS

    Aggressive Growth Stock Fund
    Balanced Fund
    Capital Appreciation Fund
    Emerging Growth Stock Fund
    International Equity Fund
    International Equity Index Fund
    Large Cap Quantitative Equity Fund (formerly Strategic Quantitative Equity Fund)
    Large Cap Relative Value Fund
    Large Cap Value Equity Fund
    Mid-Cap Equity Fund
    Mid-Cap Value Equity Fund
    Quality Growth Stock Fund
    Small Cap Growth Stock Fund
    Small Cap Quantitative Equity Fund
    Small Cap Value Equity Fund

Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")

Investment Subadviser: Zevenbergen Capital Investments LLC (the "Subadviser")
                       (Aggressive Growth Stock Fund and Emerging Growth Stock
                       Fund)

                                            August 1, 2006

                                 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares of the Equity Funds ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A SHARES
- Front-end sales charge
- 12b-1 fees
- $2,000 minimum initial investment

C SHARES
- Contingent deferred sales charge
- Higher 12b-1 fees
- $5,000 minimum initial investment

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

 2      AGGRESSIVE GROWTH STOCK FUND

 6      BALANCED FUND


 10     CAPITAL APPRECIATION FUND


 14     EMERGING GROWTH STOCK FUND


 18     INTERNATIONAL EQUITY FUND


 22     INTERNATIONAL EQUITY INDEX FUND


 26     LARGE CAP QUANTITATIVE EQUITY FUND


 30     LARGE CAP RELATIVE VALUE FUND


 35     LARGE CAP VALUE EQUITY FUND


 39     MID-CAP EQUITY FUND


 43     MID-CAP VALUE EQUITY FUND


 47     QUALITY GROWTH STOCK FUND


 52     SMALL CAP GROWTH STOCK FUND


 56     SMALL CAP QUANTITATIVE EQUITY FUND


 58     SMALL CAP VALUE EQUITY FUND


 62     MORE INFORMATION ABOUT RISK


 65     MORE INFORMATION ABOUT FUND INVESTMENTS


 66     INFORMATION ABOUT PORTFOLIO HOLDINGS


 66     INVESTMENT ADVISER


 67     INVESTMENT SUBADVISER


 67     PORTFOLIO MANAGERS


 68     PURCHASING, SELLING AND EXCHANGING FUND SHARES


 76     MARKET TIMING POLICIES AND PROCEDURES


 77     REDEMPTION FEE POLICY


 78     DIVIDENDS AND DISTRIBUTIONS


 79     TAXES


 80     FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)
(TELESCOPE INVESTMENT STRATEGY
  ICON)
(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)
(TARGET    PERFORMANCE INFORMATION
  ICON)
(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)
(COIN      FUND FEES AND EXPENSES
  ICON)
(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)
(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)
(HAND      PURCHASING, SELLING AND EXCHANGING
  SHAKE    FUND SHARES
  ICON)
(DOLLAR    SALES CHARGES
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2006

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS

FUND NAME                                              CLASS     INCEPTION*   TICKER  CUSIP

Aggressive Growth Stock Fund                           A Shares    2/23/04    SAGAX   784767212
Aggressive Growth Stock Fund                           C Shares    2/23/04    SAGLX   784767196
Balanced Fund                                          A Shares     1/3/94    STBLX   784766727
Balanced Fund                                          C Shares    6/14/95    SCBFX   784766446
Capital Appreciation Fund                              A Shares     6/9/92    STCIX   784766859
Capital Appreciation Fund                              C Shares     6/1/95    STCFX   784766479
Emerging Growth Stock Fund                             A Shares    2/23/04    SCEAX   784767253
Emerging Growth Stock Fund                             C Shares    2/27/04    SEGLX   784767246
International Equity Fund                              A Shares     1/2/96    SCIIX   784766396
International Equity Fund                              C Shares     1/2/96    SIEFX   784766412
International Equity Index Fund                        A Shares     6/6/94    SIIIX   784766586
International Equity Index Fund                        C Shares     6/8/95    SIIFX   784766420
Large Cap Quantitative Equity Fund                     A Shares    10/8/03    SQEAX   784767428
Large Cap Quantitative Equity Fund                     C Shares   10/13/03    SQELX   784767410
Large Cap Relative Value Fund                          A Shares     5/7/93    CFVIX   784766180
Large Cap Relative Value Fund                          C Shares     4/5/95    CVIBX   784766172
Large Cap Value Equity Fund                            A Shares    2/17/93    SVIIX   784766842
Large Cap Value Equity Fund                            C Shares     6/1/95    SVIFX   784766461
Mid-Cap Equity Fund                                    A Shares    1/31/94    SCAIX   784766743
Mid-Cap Equity Fund                                    C Shares     6/5/95    SCMEX   784766453
Mid-Cap Value Equity Fund                              A Shares   10/27/03    SAMVX   784767444
Mid-Cap Value Equity Fund                              C Shares   11/30/01    SMVFX   784767717
Quality Growth Stock Fund                              A Shares   10/14/03    SXSAX   784767394
Quality Growth Stock Fund                              C Shares   12/15/98    STTFX   784766214
Small Cap Growth Stock Fund                            A Shares   12/10/99    SCGIX   784766255
Small Cap Growth Stock Fund                            C Shares    10/8/98    SSCFX   784766248
Small Cap Quantitative Equity Fund                     A Shares     4/3/06    SCQAX   78476A579
Small Cap Quantitative Equity Fund                     C Shares     4/3/06    SCQEX   78476A561
Small Cap Value Equity Fund                            A Shares    10/9/03    SASVX   784767436
Small Cap Value Equity Fund                            C Shares     6/6/97    STCEX   784766321

* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's (or the Subadviser's) judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

AGGRESSIVE GROWTH STOCK FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

INVESTMENT FOCUS                             Common stocks of U.S. multi-cap growth companies

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with favorable prospects for future revenue, earnings and/or cash flow
                                             growth

INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund may invest in companies of any size.

The Fund invests primarily in common stocks of U.S. companies that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                    AGGRESSIVE GROWTH STOCK FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows performance of the Fund's A Shares for the last year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)

2005                      6.85%



      BEST QUARTER               WORST QUARTER
          6.55%                     -7.69%
       (12/31/05)                  (3/31/05)

* The performance information above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.53%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005 to those of the Russell 3000(R) Growth Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                             SINCE
A SHARES                          1 YEAR   INCEPTION*
Fund Returns Before Taxes          0.71%      3.90%
Fund Returns After Taxes on
Distributions                      0.71%      3.90%
Fund Returns After Taxes on
Distributions and Sale of Fund
Shares                             0.46%      3.32%
Russell 3000(R) Growth Index
(reflects no deduction for fees,
expenses or taxes)                 5.17%      4.98%

                                             SINCE
C SHARES                         1 YEAR    INCEPTION*
Fund Returns Before Taxes          5.22%      6.66%
Russell 3000(R) Growth Index
(reflects no deduction for
fees, expenses or taxes)           5.17%      4.98%

* Since inception of the A Shares on February 23, 2004. Benchmark returns since February 29, 2004 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000(R) Growth Index measures the performance of those companies found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.

AGGRESSIVE GROWTH STOCK FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)*                                         5.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   1.10%         1.10%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.11%         0.11%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            1.51%         2.21%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $720    $1,025    $1,351     $2,273
C Shares                  $324    $  691    $1,185     $2,544

If you do not sell your shares at the end of the period:

                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $720    $1,025    $1,351     $2,273
C Shares                  $224    $  691    $1,185     $2,544

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                    AGGRESSIVE GROWTH STOCK FUND



                                                                   PROSPECTUS  5

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 3, the table below reflects the Fund's results calculated without sales charges.

                                               SINCE
A SHARES                            1 YEAR   INCEPTION*
Fund Returns Before Taxes           6.85%      7.27%
Fund Returns After Taxes on
Distributions                       6.85%      7.27%
Fund Returns After Taxes on
Distributions and Sale of
Fund Shares                         4.45%      6.21%
Russell 3000(R) Growth Index
(reflects no deduction for fees,
expenses or taxes)                  5.17%      4.98%

* Since its inception of the A Shares on February 23, 2004. Benchmark returns since February 29, 2004 (benchmark returns available only on a month end basis).

BALANCED FUND



           6  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income

INVESTMENT FOCUS
  PRIMARY                                    U.S. common stocks
  SECONDARY                                  Bonds

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with improving earnings
                                             growth and bonds with moderate risk

INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Balanced Fund invests in common and preferred stocks, convertible securities, government obligations, corporate bonds, and U.S. traded equity securities, including listed American Depositary Receipts ("ADRs") among other types of securities. The Fund may invest in securities of U.S. and non-U.S. issuers. The Fund may invest in floating rate loans and emerging market debt, which are generally below investment grade, high yield obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting stocks for the Fund, the Adviser focuses on generally large cap stocks which have improving earnings and fundamentals. In selecting bonds, the Adviser seeks to minimize risk while striving to outperform selected market indices.

Because companies and securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation

                                                                   BALANCED FUND



                                                                   PROSPECTUS  7

expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.
(BAR CHART)



1996                    11.85%


1997                    20.71%


1998                    19.21%


1999                     4.31%


2000                     4.44%


2001                    -0.07%


2002                    -8.85%


2003                     9.66%


2004                     5.28%


2005                     0.60%

      BEST QUARTER               WORST QUARTER
         12.52%                     -6.01%
       (12/31/98)                  (6/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.71%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of a Hybrid 60/40 Blend of the S&P 500(R) Index and the Lehman Brothers U.S. Government/Credit Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes               -5.17%   -0.06%     5.75%

Fund Returns After Taxes
on Distributions           -6.43%   -0.87%     3.93%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares             -2.10%   -0.35%     3.96%

Hybrid 60/40 Blend of the
Following Market
Benchmarks                  3.97%    3.10%     8.27%

S&P 500(R) Index
(reflects no deduction
for fees, expenses or
taxes)                      4.91%    0.54%     9.07%

Lehman Brothers U.S.
Government/Credit Index
(reflects no deduction
for fees, expenses or
taxes)                      2.37%    6.11%     6.17%


C SHARES                   1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes               -1.11%    0.39%     5.58%

Hybrid 60/40 Blend of the
Following Market
Benchmarks                  3.97%    3.10%     8.27%

S&P 500(R) Index
(reflects no deduction
for fees, expenses or
taxes)                      4.91%    0.54%     9.07%

Lehman Brothers U.S.
Government/Credit Index
(reflects no deduction
for fees, expenses or
taxes)                      2.37%    6.11%     6.17%


BALANCED FUND



           8  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)*                                         5.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.85%         0.85%
Distribution and Service (12b-1) Fees                         0.28%         1.00%
Other Expenses                                                0.10%         0.10%
                                                              ------------  -------------------
Total Annual Operating Expenses(2)                            1.23%         1.95%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $693     $943     $1,212     $1,978
C Shares                  $298     $612     $1,052     $2,275

If you do not sell your shares at the end of the period:

                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $693     $943     $1,212     $1,978
C Shares                  $198     $612     $1,052     $2,275

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                   BALANCED FUND



                                                                   PROSPECTUS  9

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 7, the table below reflects the Fund's results calculated without sales charges.

A SHARES                   1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                0.60%    1.13%     6.37%

Fund Returns After Taxes
on Distributions           -0.73%    0.31%     4.54%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares              1.73%    0.66%     4.51%

Hybrid 60/40 Blend of the
Following Market
Benchmarks                  3.97%    3.10%     8.27%

  S&P 500(R) Index
  (reflects no deduction
  for fees, expenses or
  taxes)                    4.91%    0.54%     9.07%

  Lehman Brothers U.S.
  Government/Credit Index
  (reflects no deduction
  for fees, expenses or
  taxes)                    2.37%    6.11%     6.17%


CAPITAL APPRECIATION FUND



          10  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation

---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. common stocks

---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate

---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential

---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment

---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. The Adviser's strategy focuses primarily on large cap stocks but will also utilize mid-cap stocks.

In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser applies proprietary models to rank stocks based on earnings trends and valuations. It then performs in-depth fundamental analysis to determine the quality and sustainability of earnings, as well as the quality of management. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                       CAPITAL APPRECIATION FUND



                                                                  PROSPECTUS  11

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.
(BAR CHART)

1996                                       19.50%
1997                                       30.34%
1998                                       27.26%
1999                                        9.06%
2000                                        0.94%
2001                                       -7.11%
2002                                      -22.48%
2003                                       17.72%
2004                                        5.69%
2005                                       -1.79%

      BEST QUARTER               WORST QUARTER
         22.78%                     -15.10%
       (12/31/98)                  (9/30/01)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.13%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500(R) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                   1 YEAR   5 YEARS   10 YEARS

Fund Returns Before Taxes  -7.42%   -3.68%     6.11%

Fund Returns After Taxes
on Distributions           -7.73%   -4.02%     3.77%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares             -4.41%   -3.14%     4.13%

S&P 500(R) Index
(reflects no deduction
for fees, expenses or
taxes)                      4.91%    0.54%     9.07%

C SHARES                   1 YEAR   5 YEARS   10 YEARS

Fund Returns Before Taxes  -3.20%   -2.98%     6.24%

S&P 500(R) Index
(reflects no deduction
for fees, expenses or
taxes)                      4.91%    0.54%     9.07%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

CAPITAL APPRECIATION FUND



          12  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.92%         0.92%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.07%         0.07%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            1.29%         1.99%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $699     $960     $1,242     $2,042
C Shares                $302     $624     $1,073     $2,317

If you do not sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $699     $960     $1,242     $2,042
C Shares                $202     $624     $1,073     $2,317

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                       CAPITAL APPRECIATION FUND



                                                                  PROSPECTUS  13

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 11, the table below reflects the Fund's results calculated without sales charges.

A SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes  -1.79%   -2.53%     6.74%
Fund Returns After Taxes
on Distributions           -2.12%   -2.88%     4.38%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares             -0.73%   -2.18%     4.69%
S&P 500(R) Index
(reflects no deduction
for fees, expenses or
taxes)                      4.91%    0.54%     9.07%

EMERGING GROWTH STOCK FUND



          14  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

INVESTMENT FOCUS                             Common stocks of U.S. small and mid-cap growth companies

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of small and mid-cap
                                             companies with favorable prospects for future revenue,
                                             earnings and/or cash flow growth

INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Emerging Growth Stock Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund invests primarily in stocks of U.S. companies with market capitalizations below $10 billion, and the Subadviser emphasizes companies with market capitalizations of $5 billion or less.

In selecting investments for the Fund, the Subadviser looks for companies that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a county or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                      EMERGING GROWTH STOCK FUND



                                                                  PROSPECTUS  15

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows performance of the Fund's A Shares for the last year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)

2005                     14.85%



    BEST QUARTER          WORST QUARTER
        8.24%                 -4.98%
      (6/30/05)             (3/31/05)

* The performance information above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 5.14%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005 to those of the Russell Midcap(R) Growth Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

                                            SINCE
A SHARES                         1 YEAR   INCEPTION*
Fund Returns
Before Taxes                      8.25%      3.41%
Fund Returns After Taxes on
Distributions                     8.25%      3.41%
Fund Returns After Taxes on
Distributions and Sale of Fund
Shares                            5.36%      2.90%
Russell Midcap(R) Growth Index
(reflects no deduction for
fees, expenses or taxes)         12.10%     12.95%

* Since inception of the A Shares on February 23, 2004.

                                            SINCE
C SHARES                         1 YEAR   INCEPTION*
Fund Returns Before Taxes        13.20%     5.44%
Russell Midcap(R) Growth Index
(reflects no deduction for
fees, expenses or taxes)         12.10%    12.04%

* Since inception of the C Shares on February 27, 2004.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell universe with higher price-to-book ratios and higher forecasted growth values.

EMERGING GROWTH STOCK FUND



          16  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   1.10%         1.10%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.11%         0.11%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            1.51%         2.21%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $720    $1,025    $1,351     $2,273
C Shares                $324    $  691    $1,185     $2,544

If you do not sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $720    $1,025    $1,351     $2,273
C Shares                $224    $  691    $1,185     $2,544

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                      EMERGING GROWTH STOCK FUND



                                                                  PROSPECTUS  17

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 15, the table below reflects the Fund's results calculated without sales charges.

                                            SINCE
A SHARES                         1 YEAR   INCEPTION*

Fund Returns Before Taxes        14.85%      6.76%
Fund Returns After Taxes on
Distributions                    14.85%      6.76%
Fund Returns After Taxes on
Distributions and Sale of Fund
Shares                            9.65%      5.77%
Russell Midcap(R) Growth Index
(reflects no deduction for
fees, expenses or taxes)         12.10%     12.95%

* Since inception of the A Shares on February 23, 2004.

INTERNATIONAL EQUITY FUND



          18  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

INVESTMENT FOCUS                             Foreign common stocks

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with good fundamentals or a history of consistent growth

INVESTOR PROFILE                             Investors who want an increase in the value of their
                                             investment without regard to income, are willing to accept the increased risks of international investing for the
                                             possibility of higher returns, and want exposure to a
                                             diversified portfolio of international stocks


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser applies a multi-factor model to identify stocks with positive earnings trends and attractive valuations. Fundamental analysis is used to determine those companies that are projected to have sustainability of earnings and global industry positioning. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector and invested across multiple countries.

In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                       INTERNATIONAL EQUITY FUND



                                                                  PROSPECTUS  19

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. A Shares and C Shares were offered beginning January 2, 1996. Performance on January 1, 1996 is that of I Shares of the Fund, and has not been adjusted to reflect A Share or C Share expenses, respectively. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

1996                                         21.58%
1997                                         13.01%
1998                                         10.69%
1999                                          9.05%
2000                                         -3.74%
2001                                        -17.99%
2002                                        -17.30%
2003                                         36.14%
2004                                         18.49%
2005                                         12.87%

      BEST QUARTER               WORST QUARTER
         18.62%                     -19.71%
        (6/30/03)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 9.97%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI(R) EAFE(R)) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes    6.35%    3.08%     6.40%
Fund Returns After Taxes
on Distributions             6.23%    2.97%      5.00
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares               4.32%    2.61%      4.78
MSCI(R) EAFE(R) Index
(reflects no deduction for
fees, expenses or taxes)    13.54%    4.55%     5.84%

C SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes   11.04%    3.63%     6.31%
MSCI(R) EAFE(R) Index
(reflects no deduction for
fees, expenses or taxes)    13.54%    4.55%     5.84%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

INTERNATIONAL EQUITY FUND



          20  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%

Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within 60 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   1.13%         1.13%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.16%         0.16%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            1.59%         2.29%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.33% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $727     $1,048     $1,391      $2,356
C Shares                $332     $  715     $1,225      $2,626

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $727     $1,048     $1,391      $2,356
C Shares                $232     $  715     $1,225      $2,626

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                       INTERNATIONAL EQUITY FUND



                                                                  PROSPECTUS  21

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 19, the table below reflects the Fund's results calculated without sales charges.

A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes   12.87%    4.31%     7.02%
Fund Returns After Taxes
on Distributions            12.75%    4.20%     5.62%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares               8.57%    3.68%     5.34%
MSCI(R) EAFE(R) Index
(reflects no deduction for
fees, expenses or taxes)    13.54%    4.55%     5.84%

INTERNATIONAL EQUITY INDEX FUND



          22  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Investment results that correspond to the performance of the
                                             MSCI(R) EAFE(R) GDP Weighted Index (Price Return)

INVESTMENT FOCUS                             Foreign equity securities in the MSCI(R) EAFE(R) GDP
                                             Weighted Index (Price Return)

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Statistical analysis to track the MSCI(R) EAFE(R)-GDP
                                             Weighted Index (Price Return)

INVESTOR PROFILE                             Aggressive investors who want exposure to foreign markets
                                             and are willing to accept the increased risks of foreign
                                             investing for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies.

In selecting investments for the Fund, the Adviser chooses companies included in the MSCI(R) EAFE (R)-GDP Weighted Index (Price Return), an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)



1996                      5.78%


1997                      8.44%


1998                     29.68%


1999                     29.97%


2000                    -17.44%


2001                    -23.91%


2002                    -16.74%


2003                     39.80%


2004                     20.39%


2005                     12.43%

      BEST QUARTER               WORST QUARTER
         21.20%                     -20.69%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 9.74%.

                                                 INTERNATIONAL EQUITY INDEX FUND



                                                                  PROSPECTUS  23

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Morgan Stanley Capital International Europe, Australasia, and Far East-Gross Domestic Product (MSCI(R) EAFE(R)-GDP) Weighted Index (Price Return). These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                 1 YEAR   5 YEARS   10 YEARS
Fund Returns Before
Taxes                     5.99%    2.47%     6.07%
Fund Returns After
Taxes on Distributions    5.78%    2.38%     5.27%
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares   4.08%    2.11%     4.93%
MSCI(R) EAFE(R)-GDP
Weighted Index (Price
Return) (reflects no
deduction for fees,
expenses or taxes)       11.15%    3.48%     5.92%


C SHARES                 1 YEAR   5 YEARS   10 YEARS

Fund Returns Before
Taxes                    10.66%    3.07%     6.02%
MSCI(R)
EAFE(R)-GDP Weighted
Index
(Price Return)
(reflects no
deduction for fees,
expenses or taxes)       11.15%    3.48%     5.92%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index (Price Return) is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

INTERNATIONAL EQUITY INDEX FUND



          24  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%

Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within 60 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.50%         0.50%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.17%         0.17%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            0.97%         1.67%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $668     $866     $1,080     $1,696
C Shares                  $270     $526     $  907     $1,976

If you do not sell your shares at the end of the period:

                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $668     $866     $1,080     $1,696
C Shares                  $170     $526     $  907     $1,976

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                 INTERNATIONAL EQUITY INDEX FUND



                                                                  PROSPECTUS  25

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 23, the table below reflects the Fund's results calculated without sales charges.

A SHARES                      1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                  12.43%    3.69%      6.70%
Fund Returns After Taxes on
Distributions                 12.21%    3.60%      5.90%
Fund Returns After Taxes on
Distributions and Sale of
Fund Shares                    8.28%    3.16%      5.49%
MSCI(R) EAFE(R) Index-GDP
(Price Return)
(reflects no deduction for
fees, expenses or taxes)      11.15%    3.48%      5.92%

LARGE CAP QUANTITATIVE EQUITY FUND



          26  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

INVESTMENT FOCUS                             U.S. common stocks of companies with positive earnings
                                             characteristics purchased at reasonable value

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with superior
                                             earnings/valuation cycle characteristics within specific
                                             market sectors

INVESTOR PROFILE                             Investors who want to increase the value of their investment and are willing to accept more volatility for the
                                             possibility of higher returns


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Large Cap Quantitative Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Fund may also invest in small and mid-cap companies so long as the Adviser determines they have growth potential.

The Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                              LARGE CAP QUANTITATIVE EQUITY FUND



                                                                  PROSPECTUS  27

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.
(BAR CHART)


2004                     16.01%


2005                      8.04%

      BEST QUARTER               WORST QUARTER
         11.48%                     -3.15%
       (12/31/04)                  (9/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.35%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500 (R) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                             SINCE
A SHARES                          1 YEAR   INCEPTION*
Fund Returns
Before Taxes                       1.84%     10.77%

Fund Returns
After Taxes on
Distributions                     -0.68%      8.40%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares                1.36%      7.92%

S&P 500(R) Index
(reflects no
deduction for fees,
expenses or taxes)                 4.91%     12.56%


* Since inception of the A Shares on October 8, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

                                              SINCE
C SHARES                           1 YEAR   INCEPTION*
Fund Returns
Before Taxes                       6.28%      11.70%

S&P 500(R) Index
(reflects no
deduction for fees,
expenses or taxes)                 4.91%      12.56%


* Since inception of the C Shares on October 13, 2003. Benchmark returns since September 30, 2003 (bench mark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

LARGE CAP QUANTITATIVE EQUITY FUND



          28  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.85%         0.85%
Distribution and Service (12b-1) Fees                         0.25%         1.00%
Other Expenses                                                0.11%         0.11%
                                                              ------------  -------------------
Total Annual Operating Expenses(2)                            1.21%         1.96%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $691     $937     $1,202     $1,957
C Shares                $299     $615     $1,057     $2,285

If you do not sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $691     $937     $1,202     $1,957
C Shares                $199     $615     $1,057     $2,285

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                              LARGE CAP QUANTITATIVE EQUITY FUND



                                                                  PROSPECTUS  29

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 27, the table below reflects the Fund's results calculated without sales charges.

                                              SINCE
A SHARES                           1 YEAR   INCEPTION*
Fund Returns Before Taxes          8.04%     13.74%
Fund Returns After Taxes on
Distributions                      5.37%     11.31%
Fund Returns After Taxes on
Distributions and Sale of Fund
Shares                             5.41%     10.45%
S&P 500 Index(R) (reflects no
deduction for fees, expenses or
taxes)                             4.91%     12.56%

* Since inception of the A Shares on October 8, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

LARGE CAP RELATIVE VALUE FUND



          30  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Long-term capital appreciation
  SECONDARY                                  Current income

INVESTMENT FOCUS                             Equity securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole

INVESTOR PROFILE                             Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Large Cap Relative Value Fund invests at least 80% of its net assets in large cap companies.
The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Fund invests primarily in common stocks and other U.S. traded equity securities, which may include listed American Depositary Receipts ("ADRs").

The Adviser uses sector-specific factors to highlight companies whose characteristics are currently undervalued versus market peers. The Adviser performs fundamental research to evaluate securities for the portfolio. The Adviser's approach attempts to identify a well-defined "investment thesis" (what it believes a company's prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Adviser seeks securities with a positive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Adviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time.

Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                   LARGE CAP RELATIVE VALUE FUND



                                                                  PROSPECTUS  31

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.



1996                     19.12%


1997                     27.58%


1998                     18.25%


1999                     14.10%


2000                      1.30%


2001                     -6.84%


2002                    -19.84%


2003                     27.95%


2004                     14.03%


2005                      9.32%


(BAR CHART)

      BEST QUARTER               WORST QUARTER






         17.35%                     -18.56%



        (6/30/97)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.72%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 1000(R) Value Index, the S&P 500(R)/ BARRA Value Index and the S&P 500(R) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                   1 YEAR   5 YEARS    10 YEARS
Fund Returns
Before Taxes               3.02%     2.34%       8.84%
Fund Returns After Taxes
on Distributions           1.90%     1.94%       7.31%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares             3.35%     1.89%       6.97%
Russell 1000(R) Value
Index*
(reflects no deduction
for fees, expenses or
taxes)                     7.05%     5.28%      10.94%
S&P 500(R)/BARRA
Value Index (reflects no
deduction for fees,
expenses or taxes)         6.33%     2.53%       9.44%
S&P 500 Index(R)
(reflects no deduction
for fees, expenses or
taxes)                     4.91%     0.54%       9.07%

(*) Effective May 1, 2006 the Fund transitioned its benchmark from the S&P
    500(R)/Barra Value Index to the Russell 1000(R) Value Index as a result of the discontinuation of the S&P/Barra Indices.

C SHARES                   1 YEAR   5 YEARS    10 YEARS
Fund Returns Before Taxes  7.49%     2.79%       8.68%
Russell 1000(R) Value
Index*
(reflects no deduction
for fees, expenses or
taxes)                     7.05%     5.28%      10.94%
S&P 500(R)/BARRA Value
Index (reflects no
deduction for fees,
expenses or taxes)         6.33%     2.53%       9.44%
S&P 500 Index(R)
(reflects no deduction
for fees, expenses or
taxes)                     4.91%     0.54%       9.07%

(*) Effective May 1, 2006 the Fund transitioned its benchmark from the S&P
    500(R)/Barra Value Index to the Russell 1000(R) Value Index as a result of the discontinuation of the S&P/Barra Indices.

LARGE CAP RELATIVE VALUE FUND



          32  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                   LARGE CAP RELATIVE VALUE FUND



                                                                  PROSPECTUS  33

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.81%         0.81%
Distribution and Service (12b-1) Fees                         0.25%         1.00%
Other Expenses                                                0.06%         0.06%
                                                              ------------  -------------------
Total Annual Operating Expenses(2)                            1.12%         1.87%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $683     $911     $1,156     $1,860
C Shares                $290     $588     $1,011     $2,190

If you do not sell your shares at the end of the period:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $683     $911     $1,156     $1,860
C Shares                $190     $588     $1,011     $2,190

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

LARGE CAP RELATIVE VALUE FUND



          34  PROSPECTUS

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 31, the tables below reflect the Fund's results calculated without sales charges.

A SHARES                     1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 9.32%     3.56%      9.48%
Fund Returns After Taxes on
Distributions                8.13%     3.15%      7.95%
Fund Returns After Taxes on
Distributions and Sale of
Fund Shares                  7.53%     2.94%      7.56%
Russell 1000(R) Value
Index*
(reflects no deduction for
fees, expenses or taxes)     7.05%     5.28%     10.94%
S&P 500(R)/BARRA
Value Index
(reflects no deduction for
fees, expenses or taxes)     6.33%     2.53%      9.44%
S&P 500 Index(R) (reflects
no deduction for fees,
expenses or taxes)           4.91%     0.54%      9.07%

(*) Effective May 1, 2006 the Fund transitioned its benchmark from the S&P
    500(R)/Barra Value Index to the Russell 1000(R) Value Index as a result of the discontinuation of the S&P/Barra Indices.

                                                     LARGE CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  35

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income

INVESTMENT FOCUS                             Equity securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued
                                             stocks

INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock
                                             fund

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion.

In selecting investments for the Fund, the Adviser primarily chooses companies that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends using fundamental research to identify positive catalysts for change.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. C Shares were offered beginning on June 1, 1995. Performance between February 12, 1993 and June 1, 1995 is that of I Shares of the Fund, and has not been adjusted to reflect C Share expenses. If it had been, performance would have been lower.

LARGE CAP VALUE EQUITY FUND



          36  PROSPECTUS

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

1996                     19.06%

1997                     26.57%

1998                     10.16%

1999                     -3.31%

2000                     10.38%

2001                     -1.33%

2002                    -15.85%

2003                     23.26%

2004                     17.72%

2005                      3.39%
    BEST QUARTER        WORST
                        QUARTER
       15.29%           -20.02%
      (6/30/99)         (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 7.96%.
-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 1000(R) Value Index and the S&P 500(R)/ BARRA Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                    1 YEAR   5 YEARS    10 YEARS
Fund Returns
Before Taxes                -2.57%    2.73%       7.32%

Fund Returns After Taxes
on Distributions            -2.77%    2.42%       4.96%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares              -1.41%    2.18%       4.91%


A SHARES                    1 YEAR   5 YEARS    10 YEARS
Russell 1000(R) Value
Index*
(reflects no deduction for
fees, expenses or taxes)     7.05%    5.28%      10.94%

S&P 500(R)/BARRA Value
Index (reflects no
deduction for fees,
expenses or taxes)           6.33%    2.53%       9.44%

* Effective May 1, 2006 the Fund transitioned its benchmark from the S&P 500(R)/Barra Value Index to the Russell 1000(R) Value Index as a result of the discontinuation of the S&P/Barra Indices.

C SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                1.65%    3.19%      7.18%

Russell 1000(R) Value
Index*
(reflects no deduction
for fees, expenses or
taxes)                      7.05%    5.28%     10.94%

S&P 500(R)/BARRA Value
Index (reflects no
deduction for fees,
expenses or taxes)          6.33%    2.53%      9.44%

* Effective May 1, 2006 the Fund transitioned its benchmark from the S&P 500(R)/Barra Value Index to the Russell 1000(R) Value Index as a result of the discontinuation of the S&P/Barra Indices.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                     LARGE CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  37

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** A 1% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.78%         0.78%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.07%         0.07%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            1.15%(2)      1.85%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.33% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $685      $919      $1,172      $1,892
C Shares                $288      $582      $1,001      $2,169

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $685      $919      $1,172      $1,892
C Shares                $188      $582      $1,001      $2,169

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

LARGE CAP VALUE EQUITY FUND



          38  PROSPECTUS

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 36, the table below reflects the Fund's results calculated without sales charges.

A SHARES                    1 YEAR   5 YEARS    10 YEARS
Fund Returns
Before Taxes                 3.39%    3.95%       7.96%

Fund Returns After Taxes
on Distributions             3.18%    3.63%       5.58%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares               2.48%    3.23%       5.47%

Russell 1000(R) Value
Index*
(reflects no deduction for
fees, expenses or taxes)     7.05%    5.28%      10.94%

S&P 500(R)/BARRA Value
Index (reflects no
deduction for fees,
expenses or taxes)           6.33%    2.53%       9.44%


* Effective May 1, 2006 the Fund transitioned its benchmark from the S&P
  500 (R)/Barra Value Index to the Russell 1000 (R) Value Index as a result of the discontinuation of the S&P 500/Barra Indices.

                                                             MID-CAP EQUITY FUND



                                                                  PROSPECTUS  39

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation

INVESTMENT FOCUS                             U.S. mid-cap common stocks

SHARE PRICE VOLATILITY                       Moderate to high

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential at an attractive price

INVESTOR PROFILE                             Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                             possibility of higher returns


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Mid-Cap Equity Fund invests at least 80% of its net assets in common stocks and other U.S.
traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap(R) Index. As of July 3, 2006, the market capitalization range of companies in the Russell Midcap Index was between approximately $1.59 billion and $16.44 billion.

The Adviser believes that a portfolio of stocks with positive earnings characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with generally 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

MID-CAP EQUITY FUND



          40  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.
(BAR CHART)



1996                     14.93%


1997                     20.67%


1998                      5.98%


1999                     15.69%


2000                     -3.42%


2001                      1.88%


2002                    -29.06%


2003                     28.46%


2004                     16.50%


2005                     13.62%

      BEST QUARTER               WORST QUARTER



         24.52%                     -20.00%



       (12/31/98)                  (9/30/98)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.50%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell Midcap(R) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                  1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes               7.07%    2.98%      6.64%

Fund Returns
After Taxes on
Distributions              6.28%    2.80%      4.63%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares        5.66%    2.54%      4.63%

Russell Midcap(R) Index
(reflects no deduction
for fees, expenses or
taxes)                    12.65%    8.45%     12.49%


C SHARES                  1 YEAR   5 YEARS   10 YEARS
Fund Returns Before
Taxes                     11.85%    3.57%      6.61%

Russell Midcap(R) Index
(reflects no deduction
for fees, expenses or
taxes)                    12.65%    8.45%     12.49%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

                                                             MID-CAP EQUITY FUND



                                                                  PROSPECTUS  41

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES

Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within 60 days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   1.00%         1.00%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.09%         0.09%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            1.39%         2.09%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $708      $990      $1,292      $2,148
C Shares                $312      $655      $1,124      $2,421

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $708      $990      $1,292      $2,148
C Shares                $212      $655      $1,124      $2,421

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MID-CAP EQUITY FUND



          42  PROSPECTUS

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 40, the table below reflects the Fund's results calculated without sales charges.

A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes   13.62%    4.21%      7.27%
Fund Returns After Taxes
on Distributions            12.78%    4.03%      5.25%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares               9.97%    3.60%      5.20%
Russell Midcap(R) Index
(reflects no deduction for
fees, expenses or taxes)    12.56%    8.45%     12.49%

                                                       MID-CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  43

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income

INVESTMENT FOCUS                             U.S. mid-cap equity securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued mid-cap securities

INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Mid-Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap(R) Value Index. As of July 3, 2006, the market capitalization range of companies in the Russell Midcap Value Index was between approximately $1.59 billion and $15.76 billion.

In selecting investments for the Fund, the Adviser chooses common stocks that it believes are undervalued relative to their historical valuations. The Adviser buys stocks that pay a cash dividend and have a positive catalyst for change, such as management changes or new product introductions. The Adviser may sell a security when it achieves a designated target price, a company's growth prospects change, or the opportunity for a better investment arises.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

MID-CAP VALUE EQUITY FUND



          44  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

2002                    -21.78%


2003                     28.75%


2004                     19.37%


2005                      8.67%

      BEST QUARTER               WORST QUARTER
         17.70%                     -23.13%
        (6/30/03)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 8.01%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell Midcap(R) Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

                                            SINCE
A SHARES                         1 YEAR   INCEPTION*
Fund Returns Before Taxes         2.90%     15.20%

Russell Midcap(R)
Value Index
(reflects no deduction for
fees, expenses or taxes)         12.65%     20.42%


* Since inception of the A Shares on October 27, 2003. Benchmark return since October 31, 2003 (benchmark returns available only on a month end basis).

                                            SINCE
C SHARES                         1 YEAR   INCEPTION*
Fund Returns Before Taxes         7.69%      8.05%

Fund Return After Taxes on
Distributions                     5.78%      7.33%

Fund Returns After
Taxes on Distributions
and Sale of Fund Shares           6.83%      6.71%

Russell Midcap(R)
Value Index
(reflects no deduction for
fees, expenses or taxes)         12.65%     15.65%


* Since inception of the C Shares on November 30, 2001.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Value Index is a widely-recognized index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

                                                       MID-CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  45

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   1.00%         1.00%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.08%         0.08%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            1.38%         2.08%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $707      $987      $1,287      $2,137
C Shares                $311      $652      $1,119      $2,410

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $707      $987      $1,287      $2,137
C Shares                $211      $652      $1,119      $2,410

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MID-CAP VALUE EQUITY FUND



          46  PROSPECTUS

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 44, the table below reflects the Fund's results calculated without sales charges.

                                            SINCE
A SHARES                         1 YEAR   INCEPTION*
Fund Returns Before Taxes         9.16%     18.36%
Russell Midcap(R) Value Index
(reflects no deduction for
fees, expenses or taxes)         12.65%     20.42%

* Since inception of the A Shares on October 27, 2003. Benchmark return since October 31, 2003 (benchmark returns available only on a month end basis).

                                                       QUALITY GROWTH STOCK FUND



                                                                  PROSPECTUS  47

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital growth with nominal dividend income

INVESTMENT FOCUS                             U.S. common stocks of financially strong companies, which
                                             the Adviser believes have excellent growth prospects

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies that have above average
                                             growth potential within a universe of financially strong
                                             companies

INVESTOR PROFILE                             Investors who want to increase the value of their investment while minimizing taxable capital gains distributions

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Quality Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S.
traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies.

The Adviser generally invests in companies with high and stable earnings growth and/or companies with improving earnings growth. Emphasis is placed on financially strong companies (large and mid-sized) which are market leaders in their respective industry segments as demonstrated by revenue growth, market shares and levels of profitability. Many of these companies have a history of stable or rising dividend payout policies.

The key elements of the Fund's philosophy are that stocks of quality companies do well over time, good fundamental analysis identifies the sustainability of a company's earnings growth rate, risk control is an active process, and a sell discipline is essential. The Fund's approach for controlling risk is to: (1) have a significant exposure to companies with stable earnings growth as well as companies whose earnings growth is more exposed to the growth of the economy as a whole; (2) to be diversified among the major industry sectors; (3) to have representation in very large, large and medium sized companies and (4) to have a diversified portfolio of stocks so as to reduce the stock market risk associated with the misfortunes of specific companies. In addition, the Adviser employs an active sell discipline to identify companies whose earnings growth rate has deteriorated or has become significantly more uncertain; and also to reduce holdings which have been so successful that they have become a major holding in the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

QUALITY GROWTH STOCK FUND



          48  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION
             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser's similarly managed collective investment fund, which began operations on December 31, 1995. The collective investment fund's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower. C Shares and A Shares were offered beginning on December 15, 1998 and October 14, 2003, respectively. Performance between December 11, 1998 and December 15, 1998 with respect to the C Shares and between December 11, 1998 and October 14, 2003 with respect to the A Shares is that of I Shares of the Fund, and has not been adjusted to reflect C Share or A Share expenses. If it had been, performance would have been lower.
This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)


1996                     21.00%

1997                     28.79%

1998                     31.73%

1999                     23.52%

2000                    -13.06%

2001                    -19.08%

2002                    -22.83%

2003                     19.82%

2004                      5.75%

2005                      1.47%

      BEST QUARTER               WORST QUARTER



         27.73%                     -16.41%



       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -2.27%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500(R) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

                                            SINCE
                                          INCEPTION
                                            OF THE
                                          REGISTERED
                                            MUTUAL
A SHARES               1 YEAR   5 YEARS     FUND*      10 YEARS**
Fund Returns Before
Taxes                  -3.67%   -4.57%      -1.02%       5.94%
S&P 500(R) Index
(reflects no
deduction for fees,
expenses or taxes)      4.91%    0.54%       2.55%       9.07%

 * Since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).
** Includes performance of the Adviser's collective investment fund.

                                                       QUALITY GROWTH STOCK FUND



                                                                  PROSPECTUS  49

                                            SINCE
                                          INCEPTION
                                            OF THE
                                          REGISTERED
                                            MUTUAL
C SHARES               1 YEAR   5 YEARS     FUND*      10 YEARS**
Fund Returns Before
Taxes                  0.47%    -4.30%      -1.10%       5.88%
Fund Returns After
Taxes on
Distributions          0.46%    -4.30%      -1.10%        N/A+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares    0.33%    -3.60%      -0.93%        N/A+
S&P 500(R) Index
(reflects no
deduction for fees,
expenses or taxes)     4.91%     0.54%       2.55%       9.07%

 * Since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).

** Includes performance of the Adviser's collective investment fund.

 + It is not possible to reflect the impact of taxes on the collective investment fund's performance.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

QUALITY GROWTH STOCK FUND



          50  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)*                                         5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.85%         0.85%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.15%         0.15%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            1.30%()       2.00%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $700      $963      $1,247      $2,053
C Shares                $303      $627      $1,078      $2,327

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $700      $963      $1,247      $2,053
C Shares                $203      $627      $1,078      $2,327

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                       QUALITY GROWTH STOCK FUND



                                                                  PROSPECTUS  51

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 48, the table below reflects the Fund's results calculated without sales charges.

                                            SINCE
                                          INCEPTION
                                            OF THE
                                          REGISTERED
                                            MUTUAL
A SHARES               1 YEAR   5 YEARS     FUND*      10 YEARS**
Fund Returns Before
Taxes                  2.21%    -3.43%      -0.18%       6.57%
S&P 500(R) Index
(reflects no
deduction for fees,
expenses or taxes)     4.91%     0.54%       2.55%       9.07%

 * Since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).

** Includes performance of the Adviser's collective investment fund.

SMALL CAP GROWTH STOCK FUND



          52  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

INVESTMENT FOCUS                             U.S. small cap common stocks of growth companies

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Identifies small cap companies with above average growth
                                             potential

INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need current income

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser applies a multi-factor proprietary model to identify companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser then uses fundamental research to select the portfolio of stocks it believes has the best current risk/return relationship. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. A Shares were offered beginning on December 10, 1999. A Share performance between October 8, 1998 and December 10, 1999 is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower. Both C Shares and I Shares were offered beginning on October 8, 1998.

                                                     SMALL CAP GROWTH STOCK FUND



                                                                  PROSPECTUS  53

This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

1999                    19.29%
2000                    10.74%
2001                    -1.86%
2002                    -23.56%
2003                    44.15%
2004                    18.00%
2005                     6.88%

      BEST QUARTER               WORST QUARTER
         23.82%                     -23.11%
        (6/30/03)                  (9/30/01)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.55%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 2000(R) Growth Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

                                                 SINCE
A SHARES                    1 YEAR   5 YEAR    INCEPTION*
Fund Returns
Before Taxes                1.37%     5.85%      14.19%
Russell 2000(R) Growth
Index (reflects no
deduction for fees,
expenses or taxes)          4.15%     2.28%       9.16%

* Since inception of the I Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).

                                                 SINCE
C SHARES                    1 YEAR   5 YEARS   INCEPTION*
Fund Returns
Before Taxes                5.90%     6.41%      14.31%
Fund Returns
After Taxes on
Distributions               4.47%     5.51%      13.27%
Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              5.39%     5.28%      12.36%
Russell 2000(R) Growth
Index (reflects no
deduction for fees,
expenses or taxes)          4.15%     2.28%       9.16%

* Since inception of the C Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

SMALL CAP GROWTH STOCK FUND



          54  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   1.10%         1.10%
Distribution and Service (12b-1) Fees                         0.30%(2)      1.00%
Other Expenses                                                0.07%         0.07%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            1.47%         2.17%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR   3 YEARS    5 YEARS    10 YEARS
A Shares                $716    $1,013     $1,332      $2,231
C Shares                $320    $  679     $1,164      $2,503

If you do not sell your shares at the end of the period:

                       1 YEAR   3 YEARS    5 YEARS    10 YEARS
A Shares                $716    $1,013     $1,332      $2,231
C Shares                $220    $  679     $1,164      $2,503

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                     SMALL CAP GROWTH STOCK FUND



                                                                  PROSPECTUS  55

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 53, the table below reflects the Fund's results calculated without sales charges.

                                                 SINCE
A SHARES                    1 YEAR   5 YEARS   INCEPTION*

---------------------------------------------------------
Fund Returns
Before Taxes                7.55%     7.12%      15.13%

---------------------------------------------------------
Russell 2000 Growth(R)
Index (reflects no
deduction for fees,
expenses or taxes)          4.15%     2.28%       9.16%
---------------------------------------------------------

* Since inception of the I Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns only available on a month end basis).

SMALL CAP QUANTITATIVE EQUITY FUND



          56  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

INVESTMENT FOCUS                             U.S. common stocks of small cap companies with positive
                                             earnings characteristics purchased at reasonable value

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify small cap companies with superior
                                             earnings/valuation cycle characteristics within their
                                             specific market sectors

INVESTOR PROFILE                             Investors who want to increase the value of their investment and are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Quantitative Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

The Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

                                              SMALL CAP QUANTITATIVE EQUITY FUND



                                                                  PROSPECTUS  57

(COIN ICON)

FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)                                          5.75%*        None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)                                                      None          1.00%**
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees                                      1.05%         1.05%
Distribution and Service (12b-1) Fees                         0.30%(1)      1.00%
Other Expenses(2)                                             0.10%         0.10%
                                                              ------        ------
Total Annual Fund Operating Expenses(3)                       1.45%         2.15%

(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(2) Other Expenses are based on estimated amounts for the current fiscal year.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                                         1 YEAR   3 YEARS
A Shares                                  $714    $1,007
C Shares                                  $318    $  673

If you do not sell your shares at the end of the period:

                                         1 YEAR   3 YEARS
A Shares                                  $714    $1,007
C Shares                                  $218    $  673

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

SMALL CAP VALUE EQUITY FUND



          58  PROSPECTUS

*Shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors. Please refer to the Statement of Additional Information for the definition of "new investor."

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income

INVESTMENT FOCUS                             U.S. small cap equity securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued small cap securities

INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                     SMALL CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  59

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective investment fund's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower. A Shares and C Shares were offered beginning on October 9, 2003 and June 6, 1997, respectively. Performance between January 31, 1997 and October 9, 2003 with respect to the A Shares and between January 31, 1997 and June 6, 1997 with respect to the C Shares is that of I Shares of the Fund, and has not been adjusted to reflect A Share or C Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

1996                     34.25%

1997                     31.79%

1998                    -14.33%

1999                     -3.67%

2000                     16.68%

2001                     19.87%

2002                     -2.69%

2003                     35.54%

2004                     24.79%

2005                     12.16%

      BEST QUARTER               WORST QUARTER
         19.45%                     -22.14%
        (6/30/99)                  (9/30/98)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 10.08%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 2000(R) Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

                                            SINCE
                                          INCEPTION
                                            OF THE
                                          REGISTERED
                                            MUTUAL
A SHARES               1 YEAR   5 YEARS     FUND*      10 YEARS**
-----------------------------------------------------------------
Fund Returns Before
Taxes                  5.77%    16.56%      12.09%       14.30%
-----------------------------------------------------------------
Russell 2000(R) Value
Index (reflects no
deduction for fees,
expenses or taxes)     4.71%    13.55%      12.12%       13.08%
-----------------------------------------------------------------

 * Since inception of the I Shares on January 31, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's collective investment fund.

                                            SINCE
                                          INCEPTION
                                            OF THE
                                          REGISTERED
                                            MUTUAL
C SHARES               1 YEAR   5 YEARS     FUND*      10 YEARS**
-----------------------------------------------------------------
Fund Returns Before
Taxes                  11.26%   17.22%      11.97%       14.19%
-----------------------------------------------------------------
Fund Returns After
Taxes on
Distributions           7.89%   16.21%      10.84%         N/A+
-----------------------------------------------------------------
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares    11.70%   15.15%      10.20%         N/A+
-----------------------------------------------------------------
Russell 2000(R) Value
Index (reflects no
deduction for fees,
expenses or taxes)      4.71%   13.55%      12.12%       13.08%
-----------------------------------------------------------------

 * Since inception of the I Shares on January 31, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's collective investment fund.

 + It is not possible to reflect the impact of taxes on the collective investment fund's performance.

SMALL CAP VALUE EQUITY FUND



          60  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)*                                         5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   1.13%         1.13%
Distribution and Service (12b-1) Fees(2)                      0.25%         0.25%
Other Expenses                                                0.07%         0.07%
                                                              ------------  -------------------
Total Annual Operating Expenses(3)                            1.45%         1.45%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees for A Shares effective August 1, 2005. The Fund's Distribution and Service Plans for A Shares and C Shares, respectively, authorize payment of up to 0.33% of average daily net assets of A Shares and 1.00% of average daily net assets of C Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.25% of average daily net assets of A Shares. The 0.25% limitation with respect to C Shares will remain in effect only so long as the Fund is closed to new investors.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $714     $1,007     $1,322      $2,210
C Shares                $248     $  459     $  792      $1,735

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $714     $1,007     $1,322      $2,210
C Shares                $148     $  459     $  792      $1,735

                                                     SMALL CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  61

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 59, the tables below reflect the Fund's results calculated without sales charges.

                                            SINCE
                                          INCEPTION
                                            OF THE
                                          REGISTERED
                                            MUTUAL
A SHARES               1 YEAR   5 YEARS     FUND*      10 YEARS**
Fund Returns Before
Taxes                  12.22%   17.96%      12.84%       14.98%
Russell 2000 Value(R)
Index (reflects no
deduction for fees,
expenses or taxes)      4.71%   13.55%      12.12%       13.08%

 * Since inception of the I Shares on January 31, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's collective investment fund.

MORE INFORMATION ABOUT RISK



          62  PROSPECTUS

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

BELOW INVESTMENT GRADE RISK

Balanced Fund

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Credit default swaps can increase a Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

EMERGING MARKETS RISK

Balanced Fund
International Equity Fund
International Equity Index Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  63

EQUITY RISK

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

Balanced Fund

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

FLOATING RATE LOAN RISK

Balanced Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the

MORE INFORMATION ABOUT RISK



          64  PROSPECTUS

loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

FOREIGN SECURITY RISK

Aggressive Growth Stock Fund
Balanced Fund
Emerging Growth Stock Fund
International Equity Fund
International Equity Index Fund
Large Cap Quantitative Equity Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Quality Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Quantitative Equity Fund
Small Cap Value Equity Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for

                                         MORE INFORMATION ABOUT FUND INVESTMENTS



                                                                  PROSPECTUS  65

custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Emerging Growth Stock Fund
International Equity Fund
International Equity Index Fund
Large Cap Quantitative Equity Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Quality Growth Stock Fund

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

MORTGAGE-BACKED SECURITY RISK

Balanced Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

SMALLER COMPANY RISK

All Funds

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

TRACKING ERROR RISK

International Equity Index Fund

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

INFORMATION ABOUT PORTFOLIO HOLDINGS



          66  PROSPECTUS

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management. For the fiscal year ended March 31, 2006, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:

  Aggressive Growth Stock Fund               1.09%
  Balanced Fund                              0.88%
  Capital Appreciation Fund                  1.00%
  Emerging Growth Stock Fund                 1.10%
  International Equity Fund                  1.16%
  International Equity Index Fund            0.59%
  Large Cap Quantitative Equity Fund         0.88%
  Large Cap Relative Value Fund              0.84%
  Large Cap Value Equity Fund                0.79%
  Mid-Cap Equity Fund                        1.04%
  Mid-Cap Value Equity Fund                  1.06%
  Quality Growth Stock Fund                  0.97%
  Small Cap Growth Stock Fund                1.11%
  Small Cap Value Equity Fund                1.14%

For its advisory services to the Small Cap Quantitative Equity Fund, the Adviser is entitled to receive an annual advisory fee of 1.05% based on the Fund's average daily net assets.

Since August 1, 2005 the following breakpoints have been used in computing the advisory fee:

Average Daily Net Assets     Discount From Full Fee
First $500 million           None-Full Fee
Next $500 million            5%
Over $1 billion              10%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds' asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

  Capital Appreciation Fund                  0.97%
  International Equity Fund                  1.15%
  Large Cap Relative Value Fund              0.85%
  Large Cap Value Equity Fund                0.80%
  Small Cap Growth Stock Fund                1.15%
  Small Cap Value Equity Fund                1.15%

* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the new advisory breakpoints.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Funds' semi-annual report to shareholders for the period ended September 30, 2005.

Except for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser oversees the Subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the Subadviser's adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in their management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

                                                           INVESTMENT SUBADVISER



                                                                  PROSPECTUS  67

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

INVESTMENT SUBADVISER

Zevenbergen Capital Investments LLC, 601 Union Street, Seattle, Washington 98101, serves as the subadviser to the Aggressive Growth Stock Fund and Emerging Growth Stock Fund and manages the portfolios of the Aggressive Growth Stock Fund and Emerging Growth Stock Fund on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. As of June 30, 2006, the Subadviser had approximately $1.2 billion in assets under management. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Subadviser is entitled to receive from the Adviser 0.625% of each of the Aggressive Growth Stock Fund's and Emerging Growth Stock Fund's daily net assets.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Andrew Atkins has served as Equity Portfolio Analyst at Trusco since August 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 31, 2005. He has more than 6 years of investment experience.

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000. He has managed the SMALL CAP VALUE EQUITY FUND since its inception. He has more than 21 years of investment experience.

Mr. Edward E. Best, CFA, has served as Managing Director of Trusco since June 2000. Mr. Best also serves as the Senior Quantitative Equity Analyst for Trusco. He has managed the LARGE CAP QUANTITATIVE EQUITY FUND and the SMALL CAP QUANTITATIVE EQUITY FUND since their inception. He has more than 13 years of investment experience.

Mr. Chad Deakins, CFA, has served as Managing Director of Trusco since May 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 2005, after managing the Fund since February 1999. He has managed the INTERNATIONAL EQUITY FUND since May 2000. In addition, he has co-managed the MID-CAP EQUITY FUND since February 2006, after managing the Fund from September 2004 to January 2006 and co-managing the Fund from February 2003 to September 2004. He has more than 12 years of investment experience.

Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1992. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception. Ms. de Boutray has more than 23 years of investment experience.

Mr. James P. Foster has served as Managing Director of Trusco since May 2004 and has been with Trusco since 1988. He has co-managed the SMALL CAP GROWTH STOCK FUND since June 2006. He has more than 37 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000. Mr. Markunas has managed the LARGE CAP RELATIVE VALUE FUND since its inception. He has more than 22 years of investment experience.

Ms. Elizabeth G. Pola, CPA, joined Trusco in 1983 and has served as Executive Vice President and Director of Equity Research of Trusco since 2000. She has co-managed the CAPITAL APPRECIATION FUND and the BALANCED FUND (equity portion only) since December 2005. She has more than 24 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973 and has served as Executive Vice President and head of the

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          68  PROSPECTUS

equity funds group at Trusco since February 2000. He managed the BALANCED FUND (EQUITY PORTION ONLY) and the CAPITAL APPRECIATION FUND from June 2000 to November 2005 and has co-managed those Funds since December 2005. He has more than 33 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000. He has managed the LARGE CAP VALUE EQUITY FUND since April 1995. He has more than 24 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the BALANCED FUND (FIXED INCOME PORTION ONLY) since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 25 years of investment experience.

Mr. Parker W. Thomas, Jr. has served as Vice President since joining Trusco in April 2004. He has managed the QUALITY GROWTH STOCK FUND since April 2004. Prior to joining Trusco, Mr. Thomas served as Senior Vice President, SunTrust Bank, Nashville from January 1988 to September 2002. From September 2002 to March 2004 he served as Managing Director and Portfolio Manager of Personal Asset Management, for SunTrust Banks Inc. He has more than 33 years of investment experience.

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the BALANCED FUND (FIXED INCOME PORTION ONLY), since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.

Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1995. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception. She has more than 11 years of investment experience.

Mr. Stuart F. Van Arsdale, CFA, has served as Managing Director of Trusco since May 2002. He has co-managed the SMALL CAP GROWTH STOCK FUND since June 2006. Prior to joining Trusco, Mr. Van Arsdale served as Director of Growth Investments for Deprince, Race & Zollo, Inc. from October 1998 to April 2002. He has more than 26 years of investment experience.

Mr. Don Wordell, CFA, has served as Director of Trusco since December 2005. He has managed the MID-CAP VALUE EQUITY FUND since December 2003, after co-managing it since it began operating in November 2001. He has more than 10 years of investment experience.

Mr. Scott Yuschak, CFA, has served as Vice President and Research Analyst at Trusco since February 2005. He has co-managed the MID-CAP EQUITY FUND since February 2006. Prior to joining Trusco, Mr. Yuschak served as Sector Manager and Equity Analyst at Banc One from July 2000 to February 2005. He has more than 9 years of investment experience.

Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer for the Subadviser since January 1987. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception. She has more than 24 years of investment experience.

The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.

(HAND SHAKE ICON)
                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and C Shares of the Funds.

HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of STI Classic Funds. Once your securities account is established, you may buy shares of the Funds by:

- Mail

- Telephone (1-888-STI-FUND)

- Wire

- Fax (1-800-451-8377)

- Automated Clearing House ("ACH")

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  69

The Funds do not accept cash, credit card checks, third-party checks, travelers' checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

Shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors. Please refer to the Statement of Additional Information for the definition of "new investor."

You may also buy shares through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form plus any applicable sales charge. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO FINANCIAL INSTITUTIONS OR INTERMEDIARIES AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Although the Funds, except the International Equity Fund and the International Equity Index Fund, invest primarily in the stocks of companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          70  PROSPECTUS

principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM/MAXIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:

CLASS                           DOLLAR AMOUNT
A Shares               $2,000
C Shares               $5,000 ($2,000 for IRA or other
                       tax qualified accounts)

Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of either class automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

To purchase shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. military APO or FPO addresses.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  71

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

(DOLLAR ICON)
                   SALES CHARGES

FRONT-END SALES CHARGES -- A SHARES

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                        YOUR SALES CHARGE      YOUR SALES CHARGE
                        AS A PERCENTAGE OF    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:   OFFERING PRICE*        YOUR NET INCOME
Less than $50,000             5.75%                  6.10%
$50,000 but less than
$100,000                      4.75%                  4.99%
$100,000 but less than
$250,000                      3.75%                  3.90%
$250,000 but less than
$500,000                      2.50%                  2.56%
$500,000 but less than
$1,000,000                    2.00%                  2.04%
$1,000,000 and over            None                   None

* The distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the distributor may pay dealer commissions ranging from 0.25% to 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of STI Classic Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE -- A SHARES

The front-end sales charge will be waived on A Shares purchased:

- through reinvestment of dividends and distributions;

- through an account managed by an affiliate of the Adviser;

- by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

- by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          72  PROSPECTUS

- by current STI Classic Funds shareholders reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs);

- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

- through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge; or

- by Trustees of the STI Classic Funds.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES -- A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

You should retain any records necessary to substantiate the historical amounts you have invested. The Funds may amend or terminate this right at any time. Please see the Statement of Additional Information for details.

LETTER OF INTENT. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time.

The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the Statement of Additional Information for details.

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.

CONTINGENT DEFERRED SALES CHARGES ("CDSC") -- C SHARES

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either
(1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or exchanges of C Shares of one Fund for C Shares of another Fund.

WAIVER OF CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

- Death or Postpurchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

  - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

  - You die or become disabled after the account is opened;

  - Redemption must be made within 1 year of such death/disability;

  - The Funds must be notified in writing of such death/disability at time of redemption request;

  - The Funds must be provided with satisfactory evidence of death (death certificate) or disability

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  73

    (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

- Shares purchased through dividend and capital gains reinvestment.

- Participation in the Systematic Withdrawal Plan described below:

- Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

  - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

  - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

- Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account ("IRA"). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

- Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

- Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus the front-end sales charge. The offering price of C Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds' website at www.sticlassicfunds.com.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:

  - Mail

  - Telephone (1-888-STI-FUND)

  - Wire

  - Fax (1-800-451-8377)

  - ACH

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          74  PROSPECTUS

A MEDALLION SIGNATURE GUARANTEE[DIAMOND SYMBOL] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;

- sent to an address or bank account other than the address or bank account of record; or

- sent to an address or bank account of record that has been changed within the last 15 calendar days.

 [DIAMOND SYMBOL] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee
                  verifies the authenticity of your signature and helps ensure that you, in fact, authorized changes to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

The sale price of each share will be the next NAV determined after the Funds receive your request less, in the case of C Shares, any applicable CDSC.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days (60 days in the case of the International Equity Fund and the International Equity Index Fund) or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.") SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

CLASS                  DOLLAR AMOUNT
A Shares               $2,000
                       $5,000 ($2,000 for IRA
C Shares               accounts)

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  75

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares of one Fund and buying shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange requests, in proper form.

A redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days (60 days in the case of the International Equity Fund and the International Equity Index Fund) or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

A SHARES

You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.

C SHARES

You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES



          76  PROSPECTUS

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

- A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less (60 days or less for the International Equity Fund and the International Equity Index Fund) after their date of purchase. The redemption fee proceeds will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to

                                                           REDEMPTION FEE POLICY



                                                                  PROSPECTUS  77

continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less (60 days or less for the International Equity Fund and the International Equity Index Fund) after their date of purchase. The redemption fee will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds' methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase A Shares or C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.

Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time. The Funds also reserve the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Funds' Board of Trustees.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For A Shares, each Fund's distribution plan authorizes payment of up to the amount shown under "Maximum Fee" in the table that follows. Currently, however, the Board of Trustees has only approved payment of up to the amount shown under "Current Approved Fee" in

DIVIDENDS AND DISTRIBUTIONS



          78  PROSPECTUS

the table that follows. Fees are shown as a percentage of average daily net assets of the Fund's A Shares.

                                               CURRENT
                                     MAXIMUM   APPROVED
                                       FEE       FEE
                                     -------   --------
  Aggressive Growth Stock Fund        0.35%     0.30%
  Balanced Fund                       0.28%     0.28%
  Capital Appreciation Fund           0.35%     0.30%
  Emerging Growth Stock Fund          0.35%     0.30%
  International Equity Fund           0.33%     0.30%
  International Equity Index Fund     0.35%     0.30%
  Large Cap Quantitative Equity
    Fund                              0.25%     0.25%
  Large Cap Relative Value Fund       0.25%     0.25%
  Large Cap Value Equity Fund         0.33%     0.30%
  Mid-Cap Equity Fund                 0.35%     0.30%
  Mid-Cap Value Equity Fund           0.35%     0.30%
  Quality Growth Stock Fund           0.35%     0.30%
  Small Cap Growth Stock Fund         0.35%     0.30%
  Small Cap Quantitative Equity
    Fund                              0.35%     0.30%
  Small Cap Value Equity Fund         0.33%     0.25%

For C Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund. The distribution fee with respect to C Shares of the Small Cap Value Equity Fund will be limited to 0.25% of the Fund's average daily net assets for so long as the Fund remains closed to new investors.

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

  QUARTERLY

  Aggressive Growth Stock Fund
  Balanced Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Quality Growth Stock Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  Small Cap Value Equity Fund

  ANNUALLY

  International Equity Fund
  International Equity Index Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

                                                                           TAXES



                                                                PROSPECTUS  79

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE. A transfer from one share class to another in the same STI Classic Fund should not be a taxable event.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



             80  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. There was no financial information for the Small Cap Quantitative Equity Fund because that Fund did not begin operations until after March 31, 2006. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP except the information for the year ended May 31, 2001, which has been audited by a predecessor independent accounting firm that has ceased operations. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

For a Share Outstanding Throughout the Periods

                                      NET ASSET                      NET REALIZED                     DIVIDENDS
                                       VALUE,           NET         AND UNREALIZED                     FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------    -------------    --------------    ----------        ------        -------------
AGGRESSIVE GROWTH STOCK FUND
  A SHARES
    Year Ended March 31, 2006.......   $ 9.84          (0.10)(a)          2.42(a)         2.32              --               --
    Period Ended March 31, 2005.....   $ 9.99          (0.09)(a)         (0.06)(a)       (0.15)             --               --
    Period Ended May 31, 2004(b)....   $10.00          (0.03)(a)          0.02(a)        (0.01)             --               --
  C SHARES
    Year Ended March 31, 2006.......   $ 9.78          (0.17)(a)          2.39(a)         2.22              --               --
    Period Ended March 31, 2005.....   $ 9.97          (0.15)(a)         (0.04)(a)       (0.19)             --               --
    Period Ended May 31, 2004(b)....   $10.00          (0.04)(a)          0.01(a)        (0.03)             --               --

BALANCED FUND
  A SHARES
    Year Ended March 31, 2006.......   $12.35           0.20              0.37            0.57           (0.19)           (0.79)
    Period Ended March 31, 2005*....   $12.28           0.15              0.22            0.37           (0.18)           (0.12)
    Year Ended May 31, 2004.........   $11.97           0.14(a)           0.33(a)         0.47           (0.16)              --
    Year Ended May 31, 2003.........   $12.24           0.16             (0.24)          (0.08)          (0.19)              --
    Year Ended May 31, 2002.........   $13.24           0.18             (0.64)          (0.46)          (0.20)           (0.34)
    Year Ended May 31, 2001.........   $13.43           0.27              0.11            0.38           (0.27)           (0.30)
  C SHARES
    Year Ended March 31, 2006.......   $12.20           0.11              0.36            0.47           (0.10)           (0.79)
    Period Ended March 31, 2005*....   $12.12           0.05              0.23            0.28           (0.08)           (0.12)
    Year Ended May 31, 2004.........   $11.82           0.05(a)           0.32(a)         0.37           (0.07)              --
    Year Ended May 31, 2003.........   $12.07           0.08             (0.22)          (0.14)          (0.11)              --
    Year Ended May 31, 2002.........   $13.07           0.10             (0.65)          (0.55)          (0.11)           (0.34)
    Year Ended May 31, 2001.........   $13.27           0.16              0.11            0.27           (0.17)           (0.30)

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
AGGRESSIVE GROWTH STOCK FUND
  A SHARES
    Year Ended March 31, 2006.......          --
    Period Ended March 31, 2005.....          --
    Period Ended May 31, 2004(b)....          --
  C SHARES
    Year Ended March 31, 2006.......          --
    Period Ended March 31, 2005.....          --
    Period Ended May 31, 2004(b)....          --
BALANCED FUND
  A SHARES
    Year Ended March 31, 2006.......       (0.98)
    Period Ended March 31, 2005*....       (0.30)
    Year Ended May 31, 2004.........       (0.16)
    Year Ended May 31, 2003.........       (0.19)
    Year Ended May 31, 2002.........       (0.54)
    Year Ended May 31, 2001.........       (0.57)
  C SHARES
    Year Ended March 31, 2006.......       (0.89)
    Period Ended March 31, 2005*....       (0.20)
    Year Ended May 31, 2004.........       (0.07)
    Year Ended May 31, 2003.........       (0.11)
    Year Ended May 31, 2002.........       (0.45)
    Year Ended May 31, 2001.........       (0.47)

* Effective June 1, 2004, the Balanced Fund adopted a change in the amortization and accretion methodology on fixed income securities. (See Note 3.) The cumulative effect of this change in methodology was immaterial.

+ Total return excludes sales charge. Not annualized for periods less than one year.

++  Annualized for periods less than one year.

+++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

# The Fund's total return consists of a voluntary reimbursement by the Investment Adviser and affiliates of 0.09% for a realized investment loss. Excluding this reimbursement, total return would have been 4.68% for the A Shares. There was no effect to total return in C Shares.

/   Not annualized for periods less than one year.

(a) Per share data calculated using average shares outstanding method.

(b) Commenced operations on February 23, 2004.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  81

      NET ASSET                          NET ASSETS,
      VALUE, END         TOTAL             END OF
      OF PERIOD         RETURN+         PERIOD (000)
      ---------         -------         ------------
        $12.16            23.58%           $   331
        $ 9.84            (1.50)%          $   140
        $ 9.99            (0.10)%          $    49

        $12.00            22.70%           $ 5,223
        $ 9.78            (1.91)%          $ 5,795
        $ 9.97            (0.30)%          $    65

        $11.94             4.77%#          $ 5,811
        $12.35             2.94%           $ 8,693
        $12.28             3.91%           $ 8,902
        $11.97            (0.54)%          $ 8,285
        $12.24            (3.57)%          $ 9,020
        $13.24             2.91%           $ 7,834

        $11.78             3.97%           $30,733
        $12.20             2.29%           $46,026
        $12.12             3.12%           $65,435
        $11.82            (1.15)%          $67,567
        $12.07            (4.33)%          $74,880
        $13.07             2.11%           $67,824

                                                RATIO OF EXPENSES TO
         RATIO OF              RATIO OF          AVERAGE NET ASSETS
       NET EXPENSES         NET INVESTMENT       (EXCLUDING WAIVERS,      PORTFOLIO
        TO AVERAGE         INCOME (LOSS) TO        REIMBURSEMENTS          TURNOVER
       NET ASSETS++      AVERAGE NET ASSETS++   AND EXPENSE OFFSET)++       RATE/
       ------------      --------------------   ---------------------       -----
           1.50%                (0.94)%                  1.55%                 30%
           1.58%                (1.14)%                  5.56%                 42%
           1.65%                (1.25)%                 11.29%+++               2%

           2.17%                (1.63)%                  2.27%                 30%
           2.19%                (1.75)%                  2.56%                 42%
           2.10%                (1.69)%                  8.78%+++               2%
           1.25%                 1.44%                   1.28%                133%
           1.28%                 1.38%                   1.34%                140%
           1.34%                 1.18%                   1.54%                116%
           1.33%                 1.43%                   1.55%                102%
           1.33%                 1.46%                   1.55%                 95%
           1.32%                 1.93%                   1.54%                 99%

           1.97%                 0.72%                   2.00%                133%
           2.00%                 0.66%                   2.05%                140%
           2.09%                 0.42%                   2.18%                116%
           2.09%                 0.67%                   2.18%                102%
           2.09%                 0.71%                   2.16%                 95%
           2.07%                 1.18%                   2.15%                 99%

FINANCIAL HIGHLIGHTS


             82  PROSPECTUS

                                      NET ASSET                      NET REALIZED                     DIVIDENDS
                                       VALUE,           NET         AND UNREALIZED                     FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------    -------------    --------------    ----------        ------        -------------
CAPITAL APPRECIATION FUND
  A SHARES
    Year Ended March 31, 2006.......   $11.66          (0.03)(a)          0.83(a)         0.80              --            (0.26)
    Period Ended March 31, 2005.....   $11.82          (0.04)(a)          0.06(a)         0.02              --            (0.18)
    Year Ended May 31, 2004.........   $10.63          (0.10)(a)          1.29(a)         1.19              --               --
    Year Ended May 31, 2003.........   $11.89          (0.10)(a)         (1.16)(a)       (1.26)             --               --
    Year Ended May 31, 2002.........   $13.59          (0.10)            (1.48)          (1.58)             --            (0.12)
    Year Ended May 31, 2001.........   $16.91          (0.14)            (0.38)          (0.52)             --            (2.80)
  C SHARES
    Year Ended March 31, 2006.......   $11.04          (0.09)(a)          0.77(a)         0.68              --            (0.26)
    Period Ended March 31, 2005.....   $11.22          (0.07)(a)          0.07(a)           --              --            (0.18)
    Year Ended May 31, 2004.........   $10.15          (0.15)(a)          1.22(a)         1.07              --               --
    Year Ended May 31, 2003.........   $11.40          (0.14)(a)         (1.11)(a)       (1.25)             --               --
    Year Ended May 31, 2002.........   $13.09          (0.06)            (1.51)          (1.57)             --            (0.12)
    Year Ended May 31, 2001.........   $16.45          (0.16)            (0.40)          (0.56)             --            (2.80)
EMERGING GROWTH STOCK FUND
  A SHARES
    Year Ended March 31, 2006.......   $ 9.34          (0.13)(a)          3.53(a)         3.40              --               --
    Period Ended March 31, 2005.....   $ 9.59          (0.11)(a)         (0.14)(a)       (0.25)             --               --
    Period Ended May 31, 2004(b)....   $10.00          (0.04)(a)         (0.37)(a)       (0.41)             --               --
  C SHARES
    Year Ended March 31, 2006.......   $ 9.29          (0.20)(a)          3.50(a)         3.30              --               --
    Period Ended March 31, 2005.....   $ 9.58          (0.15)(a)         (0.14)(a)       (0.29)             --               --
    Period Ended May 31, 2004(c)....   $10.14          (0.05)(a)         (0.51)(a)       (0.56)             --               --
INTERNATIONAL EQUITY FUND
  A SHARES
    Year Ended March 31, 2006.......   $11.64           0.11              2.70            2.81           (0.11)              --
    Period Ended March 31, 2005.....   $10.03           0.01              1.67            1.68           (0.07)              --
    Year Ended May 31, 2004.........   $ 7.92           0.04(a)           2.17(a)         2.21           (0.10)              --
    Year Ended May 31, 2003.........   $ 9.21           0.04             (1.30)          (1.26)          (0.03)              --
    Year Ended May 31, 2002.........   $10.11           0.14             (1.04)          (0.90)             --               --
    Year Ended May 31, 2001.........   $12.47          (0.02)            (1.23)          (1.25)             --            (1.11)
  C SHARES
    Year Ended March 31, 2006.......   $11.01            --*              2.57            2.57              --               --
    Period Ended March 31, 2005.....   $ 9.49          (0.02)(a)          1.54(a)         1.52              --*              --
    Year Ended May 31, 2004.........   $ 7.50          (0.01)(a)          2.06(a)         2.05           (0.06)              --
    Year Ended May 31, 2003.........   $ 8.75          (0.01)            (1.24)          (1.25)             --               --
    Year Ended May 31, 2002.........   $ 9.68           0.04             (0.97)          (0.93)             --               --
    Year Ended May 31, 2001.........   $12.06          (0.16)            (1.11)          (1.27)             --            (1.11)

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
CAPITAL APPRECIATION FUND
  A SHARES
    Year Ended March 31, 2006.......       (0.26)
    Period Ended March 31, 2005.....       (0.18)
    Year Ended May 31, 2004.........          --
    Year Ended May 31, 2003.........          --
    Year Ended May 31, 2002.........       (0.12)
    Year Ended May 31, 2001.........       (2.80)
  C SHARES
    Year Ended March 31, 2006.......       (0.26)
    Period Ended March 31, 2005.....       (0.18)
    Year Ended May 31, 2004.........          --
    Year Ended May 31, 2003.........          --
    Year Ended May 31, 2002.........       (0.12)
    Year Ended May 31, 2001.........       (2.80)
EMERGING GROWTH STOCK FUND
  A SHARES
    Year Ended March 31, 2006.......          --
    Period Ended March 31, 2005.....          --
    Period Ended May 31, 2004(b)....          --
  C SHARES
    Year Ended March 31, 2006.......          --
    Period Ended March 31, 2005.....          --
    Period Ended May 31, 2004(c)....          --
INTERNATIONAL EQUITY FUND
  A SHARES
    Year Ended March 31, 2006.......       (0.11)
    Period Ended March 31, 2005.....       (0.07)
    Year Ended May 31, 2004.........       (0.10)
    Year Ended May 31, 2003.........       (0.03)
    Year Ended May 31, 2002.........          --
    Year Ended May 31, 2001.........       (1.11)
  C SHARES
    Year Ended March 31, 2006.......          --
    Period Ended March 31, 2005.....          --*
    Year Ended May 31, 2004.........       (0.06)
    Year Ended May 31, 2003.........          --
    Year Ended May 31, 2002.........          --
    Year Ended May 31, 2001.........       (1.11)

*   Amount less than $0.005.

+ Total return excludes sales charge. Not annualized for periods less than one year.

++  Annualized for periods less than one year.

+++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

# The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

/   Not annualized for periods less than one year.

(a) Per share data calculated using average shares outstanding method.

(b) Commenced operations on February 23, 2004.

(c) Commenced operations on February 27, 2004.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  83

      NET ASSET                          NET ASSETS,
      VALUE, END         TOTAL             END OF
      OF PERIOD         RETURN+         PERIOD (000)
      ---------         -------         ------------
        $12.20             6.97%          $104,733
        $11.66             0.15%          $126,895
        $11.82            11.19%          $145,883
        $10.63           (10.60)%         $141,488
        $11.89           (11.68)%         $163,155
        $13.59            (4.38)%         $202,548
        $11.46             6.27%          $ 51,883
        $11.04            (0.02)%         $ 75,786
        $11.22            10.54%          $100,472
        $10.15           (10.96)%         $ 94,505
        $11.40           (12.05)%         $110,923
        $13.09            (4.79)%         $112,497
        $12.74            36.30%          $    227
        $ 9.34            (2.61)%         $     86
        $ 9.59            (4.10)%         $     39
        $12.59            35.52%          $    107
        $ 9.29            (3.03)%         $     34
        $ 9.58            (5.52)%         $     34
        $14.34            24.15%#         $ 11,805
        $11.64            16.78%          $  8,480
        $10.03            29.97%          $  7,056
        $ 7.92           (13.70)%         $  6,408
        $ 9.21            (8.90)%         $  5,272
        $10.11           (11.13)%         $  7,517
        $13.58            23.34%#         $  8,584
        $11.01            16.03%          $  8,248
        $ 9.49            27.32%          $  7,606
        $ 7.50           (14.29)%         $  5,678
        $ 8.75            (9.61)%         $  6,567
        $ 9.68           (11.71)%         $  7,765

                                                RATIO OF EXPENSES TO
         RATIO OF              RATIO OF          AVERAGE NET ASSETS
       NET EXPENSES         NET INVESTMENT       (EXCLUDING WAIVERS,      PORTFOLIO
        TO AVERAGE         INCOME (LOSS) TO        REIMBURSEMENTS          TURNOVER
       NET ASSETS++      AVERAGE NET ASSETS++   AND EXPENSE OFFSET)++       RATE/
       ------------      --------------------   ---------------------       -----
            1.50%                (0.22)%                 1.50%                 74%
            1.86%                (0.38)%                 1.90%                 72%
            1.88%                (0.91)%                 2.00%                106%
            1.88%                (0.98)%                 2.00%                 69%
            1.88%                (1.20)%                 1.99%                 75%
            1.86%                (0.94)%                 1.99%                 75%
            2.07%                (0.79)%                 2.08%                 74%
            2.21%                (0.74)%                 2.24%                 72%
            2.35%                (1.38)%                 2.43%                106%
            2.35%                (1.45)%                 2.45%                 69%
            2.35%                (1.67)%                 2.39%                 75%
            2.33%                (1.41)%                 2.39%                 75%
            1.51%                (1.16)%                 1.55%                107%
            1.59%                (1.40)%                 6.91%                 64%
            1.65%                (1.46)%                13.36%+++              11%
            2.17%                (1.82)%                 2.21%                107%
            2.11%                (1.92)%                13.65%                 64%
            2.11%                (1.95)%                18.36%+++              11%
            1.62%                 1.14%                  1.63%                 59%
            1.72%                 0.47%                  1.75%                 39%
            1.83%                 0.46%                  2.06%                 58%
            1.83%                 0.59%                  2.22%                 89%
            1.83%                (0.21)%                 2.08%                102%
            1.79%                 0.18%                  1.97%                 68%
            2.31%                 0.51%                  2.32%                 59%
            2.40%                (0.21)%                 2.45%                 39%
            2.53%                (0.15)%                 2.86%                 58%
            2.53%                (0.17)%                 3.03%                 89%
            2.53%                (0.73)%                 2.93%                102%
            2.48%                (0.51)%                 2.57%                 68%

FINANCIAL HIGHLIGHTS


             84  PROSPECTUS

                                      NET ASSET                      NET REALIZED                     DIVIDENDS
                                       VALUE,           NET         AND UNREALIZED                     FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------    -------------    --------------    ----------        ------        -------------
INTERNATIONAL EQUITY INDEX FUND
  A SHARES
    Year Ended March 31, 2006.......   $12.69           0.25              2.87            3.12           (0.15)              --
    Period Ended March 31, 2005.....   $10.93           0.04(a)           1.84(a)         1.88           (0.12)              --
    Year Ended May 31, 2004.........   $ 8.28           0.07(a)           2.68(a)         2.75           (0.10)              --
    Year Ended May 31, 2003.........   $ 9.64           0.10(a)          (1.45)(a)       (1.35)          (0.01)              --
    Year Ended May 31, 2002.........   $11.05          (0.02)            (1.38)          (1.40)          (0.01)              --
    Year Ended May 31, 2001.........   $13.80          (0.01)            (2.65)          (2.66)             --            (0.09)
  C SHARES
    Year Ended March 31, 2006.......   $12.37           0.07              2.87            2.94           (0.02)              --
    Period Ended March 31, 2005.....   $10.69          (0.02)(a)          1.80(a)         1.78           (0.10)              --
    Year Ended May 31, 2004.........   $ 8.10           0.02(a)           2.62(a)         2.64           (0.05)              --
    Year Ended May 31, 2003.........   $ 9.48           0.01(a)          (1.39)(a)       (1.38)             --               --
    Year Ended May 31, 2002.........   $10.93          (0.12)            (1.33)          (1.45)             --               --
    Year Ended May 31, 2001.........   $13.74          (0.06)            (2.66)          (2.72)             --            (0.09)
LARGE CAP QUANTITATIVE EQUITY FUND
  A SHARES
    Year Ended March 31, 2006.......   $13.18          (0.02)(a)          1.55(a)         1.53              --            (1.06)
    Period Ended March 31, 2005.....   $12.05          (0.05)(a)          1.90(a)         1.85              --            (0.72)
    Period Ended May 31, 2004(b)....   $11.35          (0.05)(a)          1.00(a)         0.95              --            (0.25)
  C SHARES
    Year Ended March 31, 2006.......   $13.03          (0.13)(a)          1.53(a)         1.40              --            (1.06)
    Period Ended March 31, 2005.....   $12.00          (0.13)(a)          1.88(a)         1.75              --            (0.72)
    Period Ended May 31, 2004(c)....   $11.64          (0.11)(a)          0.72(a)         0.61              --            (0.25)
LARGE CAP RELATIVE VALUE FUND
  A SHARES
    Year Ended March 31, 2006.......   $16.21           0.14              1.85            1.99           (0.14)           (0.70)
    Period Ended March 31, 2005.....   $14.83           0.14              1.77            1.91           (0.15)           (0.38)
    Year Ended May 31, 2004.........   $12.31           0.12(a)           2.51(a)         2.63           (0.11)              --
    Year Ended May 31, 2003.........   $13.91           0.11             (1.61)          (1.50)          (0.10)              --
    Year Ended May 31, 2002.........   $15.17           0.06             (1.27)          (1.21)          (0.05)              --
    Year Ended May 31, 2001.........   $15.65           0.04             (0.04)             --           (0.05)           (0.43)
  C SHARES
    Year Ended March 31, 2006.......   $15.89           0.02              1.81            1.83           (0.02)           (0.70)
    Period Ended March 31, 2005.....   $14.54           0.03              1.74            1.77           (0.04)           (0.38)
    Year Ended May 31, 2004.........   $12.08           0.01(a)           2.47(a)         2.48           (0.02)              --
    Year Ended May 31, 2003.........   $13.66             --             (1.56)          (1.56)          (0.02)              --
    Year Ended May 31, 2002.........   $14.96          (0.02)            (1.28)          (1.30)             --               --
    Year Ended May 31, 2001.........   $15.49          (0.05)            (0.05)          (0.10)             --            (0.43)
LARGE CAP VALUE EQUITY FUND
  A SHARES
    Year Ended March 31, 2006.......   $12.56           0.19              1.26            1.45           (0.19)              --
    Period Ended March 31, 2005        $11.43           0.11              1.16            1.27           (0.14)              --
    Year Ended May 31, 2004.........   $ 9.70           0.11(a)           1.73(a)         1.84           (0.11)              --
    Year Ended May 31, 2003.........   $11.01           0.12             (1.32)          (1.20)          (0.11)              --
    Year Ended May 31, 2002.........   $11.58           0.08             (0.56)          (0.48)          (0.09)              --
    Year Ended May 31, 2001.........   $10.35           0.14              1.25            1.39           (0.16)              --
  C SHARES
    Year Ended March 31, 2006.......   $12.43           0.09              1.25            1.34           (0.09)              --
    Period Ended March 31, 2005.....   $11.31           0.03              1.15            1.18           (0.06)              --
    Year Ended May 31, 2004.........   $ 9.60           0.03(a)           1.72(a)         1.75           (0.04)              --
    Year Ended May 31, 2003.........   $10.90           0.05             (1.31)          (1.26)          (0.04)              --
    Year Ended May 31, 2002.........   $11.46             --             (0.55)          (0.55)          (0.01)              --
    Year Ended May 31, 2001.........   $10.24           0.04              1.26            1.30           (0.08)              --

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
INTERNATIONAL EQUITY INDEX FUND
  A SHARES
    Year Ended March 31, 2006.......       (0.15)
    Period Ended March 31, 2005.....       (0.12)
    Year Ended May 31, 2004.........       (0.10)
    Year Ended May 31, 2003.........       (0.01)
    Year Ended May 31, 2002.........       (0.01)
    Year Ended May 31, 2001.........       (0.09)
  C SHARES
    Year Ended March 31, 2006.......       (0.02)
    Period Ended March 31, 2005.....       (0.10)
    Year Ended May 31, 2004.........       (0.05)
    Year Ended May 31, 2003.........          --
    Year Ended May 31, 2002.........          --
    Year Ended May 31, 2001.........       (0.09)
LARGE CAP QUANTITATIVE EQUITY FUND
  A SHARES
    Year Ended March 31, 2006.......       (1.06)
    Period Ended March 31, 2005.....       (0.72)
    Period Ended May 31, 2004(b)....       (0.25)
  C SHARES
    Year Ended March 31, 2006.......       (1.06)
    Period Ended March 31, 2005.....       (0.72)
    Period Ended May 31, 2004(c)....       (0.25)
LARGE CAP RELATIVE VALUE FUND
  A SHARES
    Year Ended March 31, 2006.......       (0.84)
    Period Ended March 31, 2005.....       (0.53)
    Year Ended May 31, 2004.........       (0.11)
    Year Ended May 31, 2003.........       (0.10)
    Year Ended May 31, 2002.........       (0.05)
    Year Ended May 31, 2001.........       (0.48)
  C SHARES
    Year Ended March 31, 2006.......       (0.72)
    Period Ended March 31, 2005.....       (0.42)
    Year Ended May 31, 2004.........       (0.02)
    Year Ended May 31, 2003.........       (0.02)
    Year Ended May 31, 2002.........          --
    Year Ended May 31, 2001.........       (0.43)
LARGE CAP VALUE EQUITY FUND
  A SHARES
    Year Ended March 31, 2006.......       (0.19)
    Period Ended March 31, 2005            (0.14)
    Year Ended May 31, 2004.........       (0.11)
    Year Ended May 31, 2003.........       (0.11)
    Year Ended May 31, 2002.........       (0.09)
    Year Ended May 31, 2001.........       (0.16)
  C SHARES
    Year Ended March 31, 2006.......       (0.09)
    Period Ended March 31, 2005.....       (0.06)
    Year Ended May 31, 2004.........       (0.04)
    Year Ended May 31, 2003.........       (0.04)
    Year Ended May 31, 2002.........       (0.01)
    Year Ended May 31, 2001.........       (0.08)

+ Total return excludes sales charge. Not annualized for periods less than one year.

++  Annualized for periods less than one year.

+++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

# The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

/   Not annualized for periods less than one year.

(a) Per share data calculated using average shares outstanding method.

(b) Commenced operations on October 8, 2003.

(c) Commenced operations on October 13, 2003.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  85

      NET ASSET                          NET ASSETS,
      VALUE, END         TOTAL             END OF
      OF PERIOD         RETURN+         PERIOD (000)
      ---------         -------         ------------
        $15.66            24.74%#         $  8,666
        $12.69            17.22%          $  7,600
        $10.93            33.26%          $ 15,037
        $ 8.28           (14.03)%         $  9,877
        $ 9.64           (12.65)%         $  3,222
        $11.05           (19.31)%         $  3,451
        $15.29            23.79%#         $  5,991
        $12.37            16.62%          $  5,763
        $10.69            32.60%          $  5,208
        $ 8.10           (14.56)%         $  3,093
        $ 9.48           (13.27)%         $  3,505
        $10.93           (19.84)%         $  4,731
        $13.65            11.90%          $  1,181
        $13.18            15.54%          $    407
        $12.05             8.48%          $    155
        $13.37            11.11%          $  1,518
        $13.03            14.76%          $  1,458
        $12.00             5.34%          $  1,573
        $17.36            12.50%          $ 45,851
        $16.21            12.86%          $ 44,743
        $14.83            21.45%          $ 45,808
        $12.31           (10.74)%         $ 36,305
        $13.91            (7.97)%         $ 36,789
        $15.17            (0.07)%         $ 40,174
        $17.00            11.69%          $ 78,348
        $15.89            12.12%          $ 88,741
        $14.54            20.58%          $ 97,899
        $12.08           (11.41)%         $ 74,261
        $13.66            (8.69)%         $ 94,671
        $14.96            (0.77)%         $ 78,376
        $13.82            11.61%          $ 67,845
        $12.56            11.18%          $ 75,462
        $11.43            19.10%          $ 73,257
        $ 9.70           (10.85)%         $ 65,294
        $11.01            (4.14)%         $ 75,697
        $11.58            13.63%          $ 85,584
        $13.68            10.86%          $ 44,257
        $12.43            10.46%          $ 53,147
        $11.31            18.27%          $ 57,403
        $ 9.60           (11.56)%         $ 49,007
        $10.90            (4.82)%         $ 59,392
        $11.46            12.85%          $ 65,895

                                                RATIO OF EXPENSES TO
         RATIO OF              RATIO OF          AVERAGE NET ASSETS
       NET EXPENSES         NET INVESTMENT       (EXCLUDING WAIVERS,      PORTFOLIO
        TO AVERAGE         INCOME (LOSS) TO        REIMBURSEMENTS          TURNOVER
       NET ASSETS++      AVERAGE NET ASSETS++   AND EXPENSE OFFSET)++       RATE/
       ------------      --------------------   ---------------------       -----
           1.09%                 1.58%                   1.12%                 7%
           1.36%                 0.38%                   1.45%                21%
           1.49%                 0.73%                   1.61%                10%
           1.49%                 1.33%                   1.87%                25%
           1.49%                (0.12)%                  1.90%                35%
           1.46%                 0.05%                   1.83%                13%
           1.77%                 0.94%                   1.80%                 7%
           1.99%                (0.24)%                  2.12%                21%
           2.14%                 0.25%                   2.54%                10%
           2.14%                 0.18%                   2.82%                25%
           2.14%                (0.68)%                  2.26%                35%
           2.10%                (0.61)%                  2.15%                13%
           1.23%                (0.17)%                  1.27%               432%
           1.39%                (0.47)%                  2.37%               346%
           1.55%                (0.67)%                 10.70%+++            344%
           2.00%                (0.97)%                  2.05%               432%
           2.13%                (1.22)%                  2.39%               346%
           2.30%                (1.42)%                  3.09%               344%
           1.15%                 0.90%                   1.15%                55%
           1.18%                 0.97%                   1.23%                44%
           1.18%                 0.84%                   1.36%                51%
           1.18%                 0.88%                   1.38%                52%
           1.18%                 0.44%                   1.36%                68%
           1.18%                 0.30%                   1.35%                73%
           1.90%                 0.15%                   1.90%                55%
           1.93%                 0.23%                   1.99%                44%
           1.93%                 0.09%                   2.17%                51%
           1.93%                 0.11%                   2.20%                52%
           1.93%                (0.29)%                  2.16%                68%
           1.93%                (0.45)%                  2.14%                73%
           1.16%                 1.43%                   1.17%               104%
           1.20%                 1.18%                   1.20%                87%
           1.28%                 1.01%                   1.31%                67%
           1.28%                 1.29%                   1.32%                46%
           1.28%                 0.74%                   1.31%                60%
           1.28%                 1.31%                   1.31%                77%
           1.85%                 0.74%                   1.86%               104%
           1.88%                 0.49%                   1.89%                87%
           2.02%                 0.27%                   2.07%                67%
           2.02%                 0.55%                   2.10%                46%
           2.02%                   --%                   2.05%                60%
           2.01%                 0.59%                   2.05%                77%

FINANCIAL HIGHLIGHTS


             86  PROSPECTUS

                                      NET ASSET                      NET REALIZED                     DIVIDENDS
                                       VALUE,           NET         AND UNREALIZED                     FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------    -------------    --------------    ----------        ------        -------------
MID-CAP EQUITY FUND
  A SHARES
    Year Ended March 31, 2006.......   $11.57           0.03              2.17            2.20           (0.03)           (0.62)
    Period Ended March 31, 2005.....   $ 9.92           0.02              1.64            1.66           (0.01)              --
    Year Ended May 31, 2004.........   $ 8.42           0.02(a)           1.51(a)         1.53           (0.03)              --
    Year Ended May 31, 2003.........   $ 9.47          (0.05)(a)         (1.00)(a)       (1.05)             --               --
    Year Ended May 31, 2002.........   $10.64          (0.03)            (1.14)          (1.17)             --               --
    Year Ended May 31, 2001.........   $13.82          (0.05)            (0.62)          (0.67)             --            (2.51)
  C SHARES
    Year Ended March 31, 2006.......   $10.81             --              1.96            1.96              --            (0.62)
    Period Ended March 31, 2005.....   $ 9.30           0.01              1.50            1.51              --               --
    Year Ended May 31, 2004.........   $ 7.92          (0.04)(a)          1.43(a)         1.39           (0.01)              --
    Year Ended May 31, 2003.........   $ 8.97          (0.10)(a)         (0.95)(a)       (1.05)             --               --
    Year Ended May 31, 2002.........   $10.14           0.02             (1.19)          (1.17)             --               --
    Year Ended May 31, 2001.........   $13.35          (0.07)            (0.63)          (0.70)             --            (2.51)
MID-CAP VALUE EQUITY FUND
  A SHARES
    Year Ended March 31, 2006.......   $12.24           0.09              2.14            2.23           (0.09)           (1.28)
    Period Ended March 31, 2005.....   $10.94           0.08              1.31            1.39           (0.09)              --
    Period Ended May 31, 2004(b)....   $ 9.39           0.02(a)           1.55(a)         1.57           (0.02)              --
  C SHARES
    Year Ended March 31, 2006.......   $12.21           0.02              2.13            2.15           (0.02)           (1.28)
    Period Ended March 31, 2005.....   $10.90           0.04              1.32            1.36           (0.05)              --
    Year Ended May 31, 2004.........   $ 8.58          (0.01)(a)          2.33(a)         2.32              --*              --
    Year Ended May 31, 2003.........   $10.92           0.01             (2.16)          (2.15)          (0.01)           (0.18)
    Period Ended May 31, 2002(c)....   $10.00          (0.01)             0.93            0.92              --               --
QUALITY GROWTH STOCK FUND
  A SHARES
    Year Ended March 31, 2006.......   $24.02          (0.05)             1.78            1.73           (0.08)              --
    Period Ended March 31, 2005.....   $23.26           0.03(a)           0.77(a)         0.80           (0.04)              --
    Period Ended May 31, 2004(d)....   $22.32          (0.10)(a)          1.04(a)         0.94              --               --
  C SHARES
    Year Ended March 31, 2006.......   $22.67          (0.11)             1.57            1.46           (0.02)              --
    Period Ended March 31, 2005.....   $22.04          (0.09)(a)          0.72(a)         0.63              --               --
    Year Ended May 31, 2004.........   $19.85          (0.29)(a)          2.48(a)         2.19              --               --
    Year Ended May 31, 2003.........   $22.45          (0.20)(a)         (2.40)(a)       (2.60)             --               --
    Year Ended May 31, 2002.........   $26.10          (0.41)            (3.24)          (3.65)             --               --
    Year Ended May 31, 2001.........   $32.65          (0.36)            (6.19)          (6.55)             --               --

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
MID-CAP EQUITY FUND
  A SHARES
    Year Ended March 31, 2006.......       (0.65)
    Period Ended March 31, 2005.....       (0.01)
    Year Ended May 31, 2004.........       (0.03)
    Year Ended May 31, 2003.........          --
    Year Ended May 31, 2002.........          --
    Year Ended May 31, 2001.........       (2.51)
  C SHARES
    Year Ended March 31, 2006.......       (0.62)
    Period Ended March 31, 2005.....          --
    Year Ended May 31, 2004.........       (0.01)
    Year Ended May 31, 2003.........          --
    Year Ended May 31, 2002.........          --
    Year Ended May 31, 2001.........       (2.51)
MID-CAP VALUE EQUITY FUND
  A SHARES
    Year Ended March 31, 2006.......       (1.37)
    Period Ended March 31, 2005.....       (0.09)
    Period Ended May 31, 2004(b)....       (0.02)
  C SHARES
    Year Ended March 31, 2006.......       (1.30)
    Period Ended March 31, 2005.....       (0.05)
    Year Ended May 31, 2004.........          --*
    Year Ended May 31, 2003.........       (0.19)
    Period Ended May 31, 2002(c)....          --
QUALITY GROWTH STOCK FUND
  A SHARES
    Year Ended March 31, 2006.......       (0.08)
    Period Ended March 31, 2005.....       (0.04)
    Period Ended May 31, 2004(d)....          --
  C SHARES
    Year Ended March 31, 2006.......       (0.02)
    Period Ended March 31, 2005.....          --
    Year Ended May 31, 2004.........          --
    Year Ended May 31, 2003.........          --
    Year Ended May 31, 2002.........          --
    Year Ended May 31, 2001.........          --

*   Amount less than $0.005.
+ Total return excludes sales charge. Not annualized for periods less than one year.
++  Annualized for periods less than one year.
+++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.
/   Not annualized for periods less than one year.
(a) Per share data calculated using average shares outstanding method.
(b) Commenced operations on October 27, 2003.
(c) Commenced operations on November 30, 2001.
(d) Commenced operations on October 14, 2003.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  87

      NET ASSET                          NET ASSETS,
      VALUE, END         TOTAL             END OF
      OF PERIOD         RETURN+         PERIOD (000)
      ---------         -------         ------------
        $13.12            19.32%          $ 16,009
        $11.57            16.79%          $ 14,556
        $ 9.92            18.16%          $ 17,125
        $ 8.42           (11.09)%         $ 12,137
        $ 9.47           (11.00)%         $ 10,766
        $10.64            (7.34)%         $ 12,316
        $12.15            18.44%          $ 13,499
        $10.81            16.24%          $ 14,557
        $ 9.30            17.51%          $ 15,998
        $ 7.92           (11.71)%         $ 12,013
        $ 8.97           (11.54)%         $ 13,937
        $10.14            (7.88)%         $ 12,910
        $13.10            19.09%          $  2,435
        $12.24            12.73%          $  1,724
        $10.94            16.73%          $    610
        $13.06            18.47%          $  6,366
        $12.21            12.47%          $  6,888
        $10.90            27.06%          $  7,880
        $ 8.58           (19.58)%         $  5,744
        $10.92             9.24%          $  5,465
        $25.67             7.21%          $    468
        $24.02             3.42%          $    667
        $23.26             4.21%          $    365
        $24.11             6.46%          $ 48,412
        $22.67             2.86%          $ 67,950
        $22.04            11.03%          $ 92,966
        $19.85           (11.58)%         $110,085
        $22.45           (13.98)%         $167,973
        $26.10           (20.06)%         $233,496

                                                RATIO OF EXPENSES TO
         RATIO OF              RATIO OF          AVERAGE NET ASSETS
       NET EXPENSES         NET INVESTMENT       (EXCLUDING WAIVERS,      PORTFOLIO
        TO AVERAGE         INCOME (LOSS) TO        REIMBURSEMENTS          TURNOVER
       NET ASSETS++      AVERAGE NET ASSETS++   AND EXPENSE OFFSET)++       RATE/
       ------------      --------------------   ---------------------       -----
           1.47%                 0.25%                  1.48%                138%
           1.63%                 0.21%                  1.68%                 68%
           1.68%                 0.20%                  1.87%                126%
           1.68%                (0.68)%                 1.92%                144%
           1.68%                (0.63)%                 1.89%                 87%
           1.66%                (0.69)%                 1.86%                100%
           2.13%                (0.42)%                 2.14%                138%
           2.21%                (0.37)%                 2.28%                 68%
           2.28%                (0.41)%                 2.54%                126%
           2.28%                (1.33)%                 2.60%                144%
           2.28%                (1.23)%                 2.50%                 87%
           2.26%                (1.29)%                 2.46%                100%
           1.46%                 0.72%                  1.49%                169%
           1.62%                 0.74%                  1.93%                117%
           1.60%                 0.24%                  4.23%                 95%
           2.03%                 0.13%                  2.17%                169%
           1.91%                 0.54%                  2.39%                117%
           1.90%                (0.11)%                 2.74%                 95%
           1.90%                 0.03%                  2.85%                 71%
           1.89%                (0.31)%                 2.72%                 30%
           1.39%                (0.11)%                 1.41%                 82%
           1.62%                 0.13%                  2.00%                 51%
           1.65%                (0.71)%                 4.48%+++              49%
           2.07%                (0.80)%                 2.08%                 82%
           2.23%                (0.47)%                 2.28%                 51%
           2.31%                (1.34)%                 2.41%                 49%
           2.31%                (1.07)%                 2.40%                 58%
           2.31%                (1.16)%                 2.36%                 69%
           2.30%                (1.15)%                 2.34%                103%

FINANCIAL HIGHLIGHTS



             88  PROSPECTUS

For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods

                                      NET ASSET                      NET REALIZED                     DIVIDENDS
                                       VALUE,           NET         AND UNREALIZED                     FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------    -------------    --------------    ----------        ------        -------------
SMALL CAP GROWTH STOCK FUND
  A SHARES
    Year Ended March 31, 2006.......   $19.56          (0.21)(a)          5.33(a)         5.12              --            (1.66)
    Period Ended March 31, 2005.....   $19.92          (0.14)(a)          2.23(a)         2.09              --            (2.45)
    Year Ended May 31, 2004.........   $15.00          (0.22)(a)          5.14(a)         4.92              --               --
    Year Ended May 31, 2003.........   $17.12          (0.17)(a)         (1.70)(a)       (1.87)             --            (0.25)
    Year Ended May 31, 2002.........   $18.26          (0.17)            (0.90)          (1.07)             --            (0.07)
    Year Ended May 31, 2001.........   $18.27          (0.59)             2.04            1.45              --            (1.46)
  C SHARES
    Year Ended March 31, 2006.......   $18.51          (0.33)(a)          5.01(a)         4.68              --            (1.66)
    Period Ended March 31, 2005.....   $19.06          (0.23)(a)          2.13(a)         1.90              --            (2.45)
    Year Ended May 31, 2004.........   $14.45          (0.34)(a)          4.95(a)         4.61              --               --
    Year Ended May 31, 2003.........   $16.62          (0.26)(a)         (1.66)(a)       (1.92)             --            (0.25)
    Year Ended May 31, 2002.........   $17.85          (0.02)            (1.14)          (1.16)             --            (0.07)
    Year Ended May 31, 2001.........   $18.00          (0.25)             1.56            1.31              --            (1.46)
SMALL CAP VALUE EQUITY FUND
  A SHARES
    Year Ended March 31, 2006.......   $19.75           0.06              5.36            5.42           (0.06)           (4.32)
    Period Ended March 31, 2005.....   $18.18          (0.01)(b)          3.13(a)         3.12           (0.02)           (1.53)
    Period Ended May 31, 2004(b)....   $15.75           0.03(a)           2.41(a)         2.44           (0.01)              --
  C SHARES
    Year Ended March 31, 2006.......   $19.45           0.06              5.26            5.32           (0.06)           (4.32)
    Period Ended March 31, 2005.....   $17.91          (0.01)(a)          3.09(a)         3.08           (0.01)           (1.53)
    Year Ended May 31, 2004.........   $13.55          (0.10)(a)          4.46(a)         4.36              --*              --
    Year Ended May 31, 2003.........   $14.43          (0.04)            (0.84)          (0.88)             --               --
    Year Ended May 31, 2002.........   $12.15             --              2.29            2.29           (0.01)              --
    Year Ended May 31, 2001.........   $ 9.10           0.07              3.04            3.11           (0.06)              --

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
SMALL CAP GROWTH STOCK FUND
  A SHARES
    Year Ended March 31, 2006.......       (1.66)
    Period Ended March 31, 2005.....       (2.45)
    Year Ended May 31, 2004.........          --
    Year Ended May 31, 2003.........       (0.25)
    Year Ended May 31, 2002.........       (0.07)
    Year Ended May 31, 2001.........       (1.46)
  C SHARES
    Year Ended March 31, 2006.......       (1.66)
    Period Ended March 31, 2005.....       (2.45)
    Year Ended May 31, 2004.........          --
    Year Ended May 31, 2003.........       (0.25)
    Year Ended May 31, 2002.........       (0.07)
    Year Ended May 31, 2001.........       (1.46)
SMALL CAP VALUE EQUITY FUND
  A SHARES
    Year Ended March 31, 2006.......       (4.38)
    Period Ended March 31, 2005.....       (1.55)
    Period Ended May 31, 2004(b)....       (0.01)
  C SHARES
    Year Ended March 31, 2006.......       (4.38)
    Period Ended March 31, 2005.....       (1.54)
    Year Ended May 31, 2004.........          --*
    Year Ended May 31, 2003.........          --
    Year Ended May 31, 2002.........       (0.01)
    Year Ended May 31, 2001.........       (0.06)

*   Amount less than $0.005.
+ Total return excludes sales charge. Not annualized for periods less than one year.
++  Annualized for periods less than one year.
# The Fund's total return includes the effect of an asset valuation adjustment as of March 31, 2006. Excluding this effect, total return would have been 27.08% and 26.21% for the A Shares and C Shares, respectively.
/   Not annualized for periods less than one year.
(a) Per share data calculated using average shares outstanding method.
(b) Commenced operations on October 9, 2003.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  89

      NET ASSET                          NET ASSETS,
      VALUE, END         TOTAL             END OF
      OF PERIOD         RETURN+         PERIOD (000)
      ---------         -------         ------------
        $23.02            27.13%#         $ 59,896
        $19.56            10.26%          $ 38,954
        $19.92            32.80%          $ 40,590
        $15.00           (10.77)%         $ 21,887
        $17.12            (5.86)%         $ 24,978
        $18.26             7.89%          $ 28,933
        $21.53            26.27%#         $ 36,242
        $18.51             9.71%          $ 35,322
        $19.06            31.90%          $ 40,354
        $14.45           (11.40)%         $ 25,601
        $16.62            (6.50)%         $ 29,457
        $17.85             7.19%          $ 26,941
        $20.79            30.44%          $  5,317
        $19.75            17.26%          $  4,616
        $18.18            15.51%          $  4,088
        $20.39            30.41%          $ 45,388
        $19.45            17.27%          $ 43,664
        $17.91            32.20%          $ 46,192
        $13.55            (6.10)%         $ 34,064
        $14.43            18.92%          $ 32,708
        $12.15            34.30%          $ 11,167

                                                RATIO OF EXPENSES TO
         RATIO OF              RATIO OF          AVERAGE NET ASSETS
       NET EXPENSES         NET INVESTMENT       (EXCLUDING WAIVERS,      PORTFOLIO
        TO AVERAGE         INCOME (LOSS) TO        REIMBURSEMENTS          TURNOVER
       NET ASSETS++      AVERAGE NET ASSETS++   AND EXPENSE OFFSET)++       RATE/
       ------------      --------------------   ---------------------       -----
           1.51%                (1.00)%                  1.54%                 98%
           1.61%                (0.84)%                  1.73%                 70%
           1.61%                (1.20)%                  1.88%                107%
           1.61%                (1.23)%                  1.93%                 96%
           1.61%                (1.37)%                  1.88%                100%
           1.60%                (1.33)%                  1.87%                112%
           2.18%                (1.67)%                  2.18%                 98%
           2.22%                (1.46)%                  2.24%                 70%
           2.31%                (1.90)%                  2.40%                107%
           2.31%                (1.93)%                  2.46%                 96%
           2.31%                (2.07)%                  2.41%                100%
           2.29%                (2.01)%                  2.39%                112%
           1.45%                 0.22%                   1.48%                 58%
           1.47%                (0.05)%                  1.61%                 17%
           1.55%                 0.30%                   2.15%                 44%
           1.45%                 0.23%                   1.70%                 58%
           1.50%                (0.07)%                  2.25%                 17%
           2.26%                (0.64)%                  2.45%                 44%
           2.31%                (0.40)%                  2.50%                 29%
           2.31%                (0.38)%                  2.52%                 29%
           2.30%                 0.63%                   2.66%                 86%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

INVESTMENT SUBADVISER:
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101
(Aggressive Growth Stock Fund and Emerging Growth Stock Fund)

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:
STI Classic Funds
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.



STI CLASSIC FUNDS

                                                          STI CLASSIC FUNDS

                                                    SunTrust Retirement Services

                                                             PROSPECTUS


STI CLASSIC FUNDS

    EQUITY FUNDS
    Aggressive Growth Stock Fund
    Capital Appreciation Fund
    Emerging Growth Stock Fund
    International Equity Fund
    International Equity Index Fund
    Large Cap Quantitative Equity Fund (formerly Strategic Quantitative Equity
    Fund)
    Large Cap Relative Value Fund
    Large Cap Value Equity Fund
    Mid-Cap Equity Fund
    Mid-Cap Value Equity Fund
    Quality Growth Stock Fund
    Small Cap Growth Stock Fund
    Small Cap Value Equity Fund

    ASSET ALLOCATION FUNDS
    Balanced Fund
    Life Vision Aggressive Growth Fund
    Life Vision Conservative Fund
    Life Vision Growth and Income Fund
    Life Vision Moderate Growth Fund
    Life Vision Target Date 2015 Fund
    Life Vision Target Date 2025 Fund
    Life Vision Target Date 2035 Fund

    BOND FUNDS
    Core Bond Fund
    High Income Fund
    High Quality Bond Fund
    Intermediate Bond Fund
    Investment Grade Bond Fund
    Limited Duration Fund
    Limited-Term Federal Mortgage Securities Fund
    Seix High Yield Fund
    Short-Term Bond Fund
    Short-Term U.S. Treasury Securities Fund
    Strategic Income Fund
    Total Return Bond Fund
    Ultra-Short Bond Fund
    U.S. Government Securities Fund
    U.S. Government Securities Ultra-Short Bond Fund

    MONEY MARKET FUNDS
    Prime Quality Money Market Fund
    U.S. Government Securities Money Market Fund
    U.S. Treasury Money Market Fund

                                                   August 1 2006
                                            The Securities and Exchange
                                            Commission has not approved or
                                            disapproved these securities or
                                            passed upon the adequacy of this
                                            prospectus. Any representation to
                                            the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of each Fund ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

 2      AGGRESSIVE GROWTH STOCK FUND
 5      CAPITAL APPRECIATION FUND
 8      EMERGING GROWTH STOCK FUND
 11     INTERNATIONAL EQUITY FUND
 14     INTERNATIONAL EQUITY INDEX FUND
 17     LARGE CAP QUANTITATIVE EQUITY FUND
 20     LARGE CAP RELATIVE VALUE FUND
 23     LARGE CAP VALUE EQUITY FUND
 26     MID-CAP EQUITY FUND
 29     MID-CAP VALUE EQUITY FUND
 32     QUALITY GROWTH STOCK FUND
 35     SMALL CAP GROWTH STOCK FUND
 38     SMALL CAP VALUE EQUITY FUND
 41     BALANCED FUND
 44     LIFE VISION AGGRESSIVE GROWTH FUND
 47     LIFE VISION CONSERVATIVE FUND
 51     LIFE VISION GROWTH AND INCOME FUND
 55     LIFE VISION MODERATE GROWTH FUND
 59     LIFE VISION TARGET DATE 2015 FUND
 62     LIFE VISION TARGET DATE 2025 FUND
 65     LIFE VISION TARGET DATE 2035 FUND
 68     CORE BOND FUND
 71     HIGH INCOME FUND
 74     HIGH QUALITY BOND FUND
 77     INTERMEDIATE BOND FUND
 80     INVESTMENT GRADE BOND FUND
 83     LIMITED DURATION FUND
 86     LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
 89     SEIX HIGH YIELD FUND
 92     SHORT-TERM BOND FUND
 95     SHORT-TERM U.S. TREASURY SECURITIES FUND
 97     STRATEGIC INCOME FUND
100     TOTAL RETURN BOND FUND
103     ULTRA-SHORT BOND FUND
106     U.S. GOVERNMENT SECURITIES FUND
109     U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
112     PRIME QUALITY MONEY MARKET FUND
114     U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
116     U.S. TREASURY MONEY MARKET FUND
118     MORE INFORMATION ABOUT RISK
124     MORE INFORMATION ABOUT FUND INVESTMENTS
124     THIRD-PARTY RATINGS
124     INFORMATION ABOUT PORTFOLIO HOLDINGS
124     INVESTMENT ADVISER
126     INVESTMENT SUBADVISER
126     PORTFOLIO MANAGERS
129     PURCHASING AND SELLING FUND SHARES
132     MARKET TIMING POLICIES AND PROCEDURES
134     DIVIDENDS AND DISTRIBUTIONS
134     TAXES
136     FINANCIAL HIGHLIGHTS
INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX/AVERAGE/OBJECTIVE?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)


(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)


  THIRD-PARTY RATINGS
(RIBBON
ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING AND SELLING FUND SHARES
  SHAKE
  ICON)

--------------------------------------------------------------------------------
AUGUST 1, 2006

                                                        PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS

FUND NAME                                              CLASS     INCEPTION*   TICKER  CUSIP

EQUITY FUNDS

Aggressive Growth Stock Fund                           I Shares    2/23/04    SCATX   784767188

Capital Appreciation Fund                              I Shares     7/1/92    STCAX   784766867

Emerging Growth Stock Fund                             I Shares    2/23/04    SEGTX   784767238

International Equity Fund                              I Shares    12/1/95    STITX   784766388

International Equity Index Fund                        I Shares     6/6/94    SIEIX   784766594

Large Cap Relative Value Fund                          I Shares    9/26/92    CRVAX   784766198

Large Cap Quantitative Equity Fund                     I Shares     8/7/03    SQETX   784767527

Large Cap Value Equity Fund                            I Shares    2/12/93    STVTX   784766834

Mid-Cap Equity Fund                                    I Shares     2/2/94    SAGTX   784766750

Mid-Cap Value Equity Fund                              I Shares   11/30/01    SMVTX   784767725

Quality Growth Stock Fund                              I Shares   12/11/98    STTAX   784766230

Small Cap Growth Stock Fund                            I Shares    10/8/98    SSCTX   784766263

Small Cap Value Equity Fund                            I Shares    1/31/97    SCETX   784766370

ASSET ALLOCATION FUNDS

Balanced Fund                                          I Shares     1/3/94    SBATX   784766735

Life Vision Aggressive Growth Fund                     I Shares    6/30/97    CVMGX   784767881

Life Vision Conservative Fund                          I Shares    11/6/03    SCCTX   784767485

Life Vision Growth and Income Fund                     I Shares    6/30/97    CLVGX   784767873

Life Vision Moderate Growth Fund                       I Shares    6/30/97    CLVBX   784767865

Life Vision Target Date 2015 Fund                      I Shares   10/12/05    LVFIX   78476A728

Life Vision Target Date 2025 Fund                      I Shares   10/21/05    LVTIX   78476A686

Life Vision Target Date 2035 Fund                      I Shares    11/2/05    LVRIX   78476A652

BOND FUNDS

Core Bond Fund                                         I Shares   10/11/04    SAMFX   78476A603

High Income Fund                                       I Shares    10/3/01    STHTX   784767766

High Quality Bond Fund                                 I Shares   10/29/03    SHQIX   784767519

Intermediate Bond Fund                                 I Shares   10/11/04    SAMIX   78476A884

Investment Grade Bond Fund                             I Shares    7/16/92    STIGX   784766701

Limited Duration Fund                                  I Shares   10/11/04    SAMLX   78476A405

Limited-Term Federal Mortgage Securities Fund          I Shares     6/6/94    SLMTX   784766628

Seix High Yield Fund                                   I Shares   10/11/04    SAMHX   78476A843

Short-Term Bond Fund                                   I Shares    3/15/93    SSBTX   784766826

Short-Term U.S. Treasury Securities Fund               I Shares    3/15/93    SUSTX   784766792

Strategic Income Fund                                  I Shares   11/30/01    STICX   784767691

Total Return Bond Fund                                 I Shares   10/15/03    STRIX   784767493

Ultra-Short Bond Fund                                  I Shares    4/15/02    SISSX   784767642

U.S. Government Securities Fund                        I Shares     8/1/94    SUGTX   784766644

U.S. Government Securities Ultra-Short Bond Fund       I Shares    4/11/02    SIGVX   784767634

MONEY MARKET FUNDS

Prime Quality Money Market Fund                        I Shares     6/8/92    SQTXX   784766107

U.S. Government Securities Money Market Fund           I Shares     6/8/92    STUXX   784766305

U.S. Treasury Money Market Fund                        I Shares    2/18/87    CUSXX   784767402


 * The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's (or the Subadviser's) judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

AGGRESSIVE GROWTH STOCK FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Common stocks of U.S. multi-cap growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with favorable prospects for future revenue, earnings and/or cash flow
                                             growth
INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund may invest in companies of any size.

The Fund invests primarily in common stocks of U.S. companies that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                    AGGRESSIVE GROWTH STOCK FUND



                                                        PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows performance of the Fund's I Shares for the last year.*

(BAR CHART)


2005                    7.11%

      BEST QUARTER               WORST QUARTER
          6.60%                     -7.57%
       (12/31/05)                  (3/31/05)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.35%.
-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005 to those of the Russell 3000(R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                             SINCE
I SHARES                      1 YEAR      INCEPTION*

Aggressive Growth Stock Fund    7.11%         7.63%
Russell 3000(R) Growth Index    5.17%         4.98%

* Since inception of the I Shares on February 23, 2004. Benchmark returns since February 29, 2004 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000(R) Growth Index measures the performance of those companies found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.

AGGRESSIVE GROWTH STOCK FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.10%
Other Expenses                                                0.11%
                                                              -------------------
                                                              1.21%
Total Annual Operating Expenses(2)

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $123        $384         $665         $1,466

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                       CAPITAL APPRECIATION FUND



                                                        PROSPECTUS  5

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation

INVESTMENT FOCUS                             U.S. common stocks

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential

INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. The Adviser's strategy focuses primarily on large cap stocks but will also utilize mid-cap stocks.

In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser applies proprietary models to rank stocks based on earnings trends and valuations. It then performs in-depth fundamental analysis to determine the quality and sustainability of earnings, as well as the quality of management. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

CAPITAL APPRECIATION FUND



           6  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     20.31%

1997                     31.13%

1998                     28.06%

1999                      9.71%

2000                      1.62%

2001                     -6.49%

2002                    -21.98%

2003                     18.52%

2004                      6.37%

2005                     -1.27%

      BEST QUARTER               WORST QUARTER
         22.93%                     -14.98%
       (12/31/98)                  (9/30/01)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.29%.
-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500 (R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                  1 YEAR    5 YEARS   10 YEARS

Capital Appreciation
Fund                       -1.27%   -1.91%      7.42%

S&P 500(R) Index            4.91%    0.54%      9.07%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                       CAPITAL APPRECIATION FUND



                                                        PROSPECTUS  7

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.92%
Other Expenses                                                0.07%
                                                              -------------------
                                                              0.99%
Total Annual Operating Expenses(2)

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $101     $315      $547      $1,213

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

EMERGING GROWTH STOCK FUND



           8  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Common stocks of U.S. small and mid-cap growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of small and mid-cap
                                             companies with favorable prospects for future revenue,
                                             earnings and/or cash flow growth
INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Emerging Growth Stock Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund invests primarily in stocks of U.S. companies with market capitalizations below $10 billion, and the Subadviser emphasizes companies with market capitalizations of $5 billion or less.

In selecting investments for the Fund, the Subadviser looks for companies that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a county or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                      EMERGING GROWTH STOCK FUND



                                                        PROSPECTUS  9

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows performance of the Fund's I Shares for the last year.*

(BAR CHART)

2005                    15.20%

      BEST QUARTER               WORST QUARTER
          8.42%                     -11.30%
        (6/30/05)                  (9/30/04)

* The performance information above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 5.19%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005 to those of the Russell Midcap (R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                              SINCE
I SHARES                          1 YEAR    INCEPTION*

Emerging Growth Stock Fund         15.20%      7.17%

Russell Midcap (R) Growth Index    12.10%     12.95%


* Since inception of the I Shares on February 23, 2004.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell universe with higher price-to-book ratios and higher forecasted growth values.

EMERGING GROWTH STOCK FUND



          10  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.10%
Other Expenses                                                0.11%
                                                              -------------------
Total Annual Operating Expenses(2)                            1.21%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $123        $384         $665         $1,466

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                       INTERNATIONAL EQUITY FUND



                                                        PROSPECTUS  11

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Foreign common stocks
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with good fundamentals or a history of consistent growth
INVESTOR PROFILE                             Investors who want an increase in the value of their
                                             investment without regard to income, are willing to accept the increased risks of international investing for the
                                             possibility of higher returns, and want exposure to a
                                             diversified portfolio of international stocks

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser applies a multi-factor model to identify stocks with positive earnings trends and attractive valuations. Fundamental analysis is used to determine those companies that are projected to have sustainability of earnings and global industry positioning. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector and invested across multiple countries.

In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

INTERNATIONAL EQUITY FUND



          12  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                     22.08%
1997                     13.35%
1998                     11.22%
1999                      9.47%
2000                     -3.46%
2001                    -17.71%
2002                    -17.02%
2003                     36.86%
2004                     19.02%
2005                     13.11%

      BEST QUARTER               WORST QUARTER
         18.75%                     -19.71%
        (6/30/03)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 10.17%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI (R) EAFE (R)) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                    1 YEAR   5 YEARS   10 YEARS

International Equity Fund   13.11%    4.70%     7.42%

MSCI(R) EAFE(R) Index       13.54%    4.55%     5.84%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

                                                       INTERNATIONAL EQUITY FUND



                                                        PROSPECTUS  13

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   1.13%

Other Expenses                                                0.16%
                                                              -----------------

Total Annual Operating Expenses(2)                            1.29%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $131     $409      $708      $1,556

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INTERNATIONAL EQUITY INDEX FUND



          14  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Investment results that correspond to the performance of the
                                             MSCI(R) EAFE(R) GDP Weighted Index (Price Return)

INVESTMENT FOCUS                             Foreign equity securities in the MSCI(R) EAFE(R)-GDP
                                             Weighted Index (Price Return)

SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Statistical analysis to track the MSCI(R) EAFE(R)-GDP
                                             Weighted Index (Price Return)

INVESTOR PROFILE                             Aggressive investors who want exposure to foreign markets
                                             and are willing to accept the increased risks of foreign
                                             investing for the possibility of higher returns


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies.

In selecting investments for the Fund, the Adviser chooses companies included in the MSCI (R) EAFE (R)-GDP Weighted Index (Price Return), an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                 INTERNATIONAL EQUITY INDEX FUND



                                                        PROSPECTUS  15

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                      6.04%

1997                      8.99%

1998                     30.02%

1999                     30.66%

2000                    -17.06%

2001                    -23.47%

2002                    -16.52%

2003                     40.54%

2004                     21.06%

2005                     12.76%

      BEST QUARTER               WORST QUARTER
         21.26%                     -20.53%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 9.79%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Morgan Stanley Capital International Europe, Australasia and Far East - Gross Domestic Product (MSCI (R)
EAFE (R)-GDP) Weighted Index (Price Return). These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                  1 YEAR   5 YEARS   10 YEARS

International Equity
Index Fund                12.76%    4.15%      7.16%

MSCI(R) EAFE(R)-GDP
Weighted Index (Price
Return)                   11.15%    3.48%      5.92%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index (Price Return) is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

INTERNATIONAL EQUITY INDEX FUND



          16  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.50%
Other Expenses                                                0.17%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.67%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $68      $214      $373       $835

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                              LARGE CAP QUANTITATIVE EQUITY FUND



                                                        PROSPECTUS  17

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

INVESTMENT FOCUS                             U.S. common stocks of companies with positive earnings
                                             characteristics purchased at reasonable value

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with superior
                                             earnings/valuation cycle characteristics within specific
                                             market sectors

INVESTOR PROFILE                             Investors who want to increase the value of their investment and are willing to accept more volatility for the
                                             possibility of higher returns


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Large Cap Quantitative Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Fund may also invest in small and mid-cap companies so long as the Adviser determines they have growth potential.

The Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

LARGE CAP QUANTITATIVE EQUITY FUND



          18  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2004                    16.43%
2005                     8.40%

      BEST QUARTER               WORST QUARTER
         11.52%                     -3.07%
       (12/31/04)                  (9/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.48%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
Large Cap Quantitative Equity
Fund                               8.40%     19.16%
S&P 500(R) Index                   4.91%     12.90%

* Since inception of the I Shares on August 7, 2003. Benchmark returns since July 31, 2003 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                              LARGE CAP QUANTITATIVE EQUITY FUND



                                                        PROSPECTUS  19

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.85%

Other Expenses                                                0.11%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.96%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $98      $306      $531      $1,178

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LARGE CAP RELATIVE VALUE FUND



          20  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    Long-term capital appreciation

  SECONDARY                                  Current income

INVESTMENT FOCUS                             Equity securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole

INVESTOR PROFILE                             Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Large Cap Relative Value Fund invests at least 80% of its net assets in large cap companies.
The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Fund invests primarily in common stocks and other U.S. traded equity securities, which may include listed American Depositary Receipts ("ADRs").

The Adviser uses sector-specific factors to highlight companies whose characteristics are currently undervalued versus market peers. The Adviser performs fundamental research to evaluate securities for the portfolio. The Adviser's approach attempts to identify a well-defined "investment thesis" (what it believes a company's prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Adviser seeks securities with a positive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Adviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                   LARGE CAP RELATIVE VALUE FUND



                                                        PROSPECTUS  21

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)



1996                     19.06%


1997                     27.69%


1998                     18.20%


1999                     14.17%


2000                      1.43%


2001                     -6.60%


2002                    -19.64%


2003                     28.14%


2004                     14.23%


2005                      9.59%

      BEST QUARTER               WORST QUARTER
         17.38%                     -18.44%
        (6/30/97)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.88%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 1000 (R) Value Index, the S&P 500 (R)/ BARRA Value Index and the S&P 500 (R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                   1 YEAR   5 YEARS   10 YEARS
Large Cap Relative Value
Fund                        9.59%     3.78%     9.62%
Russell 1000 (R) Value
Index*                      7.05%     5.28%    10.94%
S&P 500(R)/BARRA Value
Index                       6.33%     2.53%     9.44%
S&P 500 (R) Index           4.91%     0.54%     9.07%

* Effective May 1, 2006 the Fund transitioned its benchmark from the S&P
  500 (R)/Barra Value Index to the Russell 1000 (R) Value Index as a result of the discontinuation of the S&P/Barra Indices.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 (R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000 (R) Index. The Russell 1000 (R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000 (R) Index. The Russell 3000 (R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

LARGE CAP RELATIVE VALUE FUND



          22  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.81%

Other Expenses                                                0.06%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.87%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $89      $278      $482      $1,073

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     LARGE CAP VALUE EQUITY FUND



                                                        PROSPECTUS  23

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    Capital appreciation

  SECONDARY                                  Current income

INVESTMENT FOCUS                             Equity securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued
                                             stocks

INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock
                                             fund


(TELESCOPE ICON)
               INVESTMENT STRATEGY
               Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion.

In selecting investments for the Fund, the Adviser primarily chooses companies that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends using fundamental research to identify positive catalysts for change.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

LARGE CAP VALUE EQUITY FUND



          24  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.
The bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     19.46%

1997                     27.08%

1998                     10.58%

1999                     -2.93%

2000                     10.85%

2001                     -0.95%

2002                    -15.47%

2003                     23.64%

2004                     15.08%

2005                      3.70%

      BEST QUARTER               WORST QUARTER
         15.35%                     -19.89%
        (6/30/99)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 8.18%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500 (R)/BARRA Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                    1 YEAR   5 YEARS   10 YEARS
Large Cap Value Equity
Fund                         3.70%    4.32%      8.36%

Russell 1000(R) Value
Index*                       7.05%    5.28%     10.94%

S&P 500(R)/BARRA Value
Index                        6.33%    2.53%      9.44%


* Effective May 1, 2006 the Fund transitioned its benchmark from the S&P
  500 (R)/Barra Value Index to the Russell 1000 (R) Value Index as a result of the discontinuation of the S&P/Barra Indices.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 (R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000 (R) Index. The Russell 1000 (R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000 (R) Index. The Russell 3000 (R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                     LARGE CAP VALUE EQUITY FUND



                                                        PROSPECTUS  25

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.78%

Other Expenses                                                0.07%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.85%


(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $87      $271      $471      $1,049

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MID-CAP EQUITY FUND



          26  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY                       Moderate to high
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential at an attractive price
INVESTOR PROFILE                             Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Mid-Cap Equity Fund invests at least 80% of its net assets in common stocks and other U.S.
traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap(R) Index. As of July 3, 2006, the market capitalization range of companies in the Russell Midcap Index was between approximately $1.59 billion and $16.44 billion.

The Adviser believes that a portfolio of stocks with positive earnings characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with generally 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                            MID-CAP EQUITY FUND



                                                        PROSPECTUS  27

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     15.42%

1997                     21.23%

1998                      6.48%

1999                     16.14%

2000                     -2.97%

2001                      2.38%

2002                    -28.78%

2003                     28.99%

2004                     17.06%

2005                     13.94%

      BEST QUARTER               WORST QUARTER
         24.73%                     -19.96%
       (12/31/98)                  (9/30/98)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.67%.
-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell Midcap (R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                   1 YEAR   5 YEARS   10 YEARS
Mid-Cap Equity Fund        13.94%    4.64%      7.74%

Russell Midcap(R) Index    12.65%    8.45%     12.49%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

MID-CAP EQUITY FUND



          28  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   1.00%

Other Expenses                                                0.09%
                                                              -----------------

Total Annual Operating Expenses(2)                            1.09%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $111     $347      $601      $1,329

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                       MID-CAP VALUE EQUITY FUND



                                                        PROSPECTUS  29

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    Capital appreciation

  SECONDARY                                  Current income

INVESTMENT FOCUS                             U.S. mid-cap equity securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued mid-cap securities

INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from the investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Mid-Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap(R) Value Index. As of July 3, 2006, the market capitalization range of companies in the Russell Midcap Value Index was between approximately $1.59 billion and $15.76 billion.

In selecting investments for the Fund, the Adviser chooses common stocks that it believes are undervalued relative to their historical valuations. The Adviser buys stocks that pay a cash dividend and have a positive catalyst for change, such as management changes or new product introductions. The Adviser may sell a security when it achieves a designated target price, a company's growth prospects change, or the opportunity for a better investment arises.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

MID-CAP VALUE EQUITY FUND



          30  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


2002                    -21.26%

2003                     29.51%

2004                     20.21%

2005                      9.46%

      BEST QUARTER               WORST QUARTER
         17.79%                     -23.08%
        (6/30/03)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 8.14%.
-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell Midcap (R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                            SINCE
I SHARES                         1 YEAR   INCEPTION*
Mid-Cap Value Equity Fund         9.46%      8.79%

Russell Midcap(R) Value Index    12.65%     15.65%


* Since inception of the I Shares on November 30, 2001.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Value Index is a widely-recognized index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

                                                       MID-CAP VALUE EQUITY FUND



                                                        PROSPECTUS  31

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.00%

Other Expenses                                                0.08%
                                                              -----------------

Total Annual Operating Expenses(2)                            1.08%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  $110      $343      $595      $1,317

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

QUALITY GROWTH STOCK FUND



          32  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital growth with nominal dividend income

INVESTMENT FOCUS                             U.S. common stocks of financially strong companies, which
                                             the Adviser believes have excellent growth prospects

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies that have above average
                                             growth potential within a universe of financially strong
                                             companies

INVESTOR PROFILE                             Investors who want to increase the value of their investment while minimizing taxable capital gains distributions


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Quality Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S.
traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies.

The Adviser generally invests in companies with high and stable earnings growth and/or companies with improving earnings growth. Emphasis is placed on financially strong companies (large and mid-sized) which are market leaders in their respective industry segments as demonstrated by revenue growth, market shares and levels of profitability. Many of these companies have a history of stable or rising dividend payout policies.

The key elements of the Fund's philosophy are that stocks of quality companies do well over time, good fundamental analysis identifies the sustainability of a company's earnings growth rate, risk control is an active process, and a sell discipline is essential. The Fund's approach for controlling risk is to: (1) have a significant exposure to companies with stable earnings growth as well as companies whose earnings growth is more exposed to the growth of the economy as a whole; (2) to be diversified among the major industry sectors; (3) to have representation in very large, large and medium sized companies and (4) to have a diversified portfolio of stocks so as to reduce the stock market risk associated with the misfortunes of specific companies. In addition, the Adviser employs an active sell discipline to identify companies whose earnings growth rate has deteriorated or has become significantly more uncertain; and also to reduce holdings which have been so successful that they have become a major holding in the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                       QUALITY GROWTH STOCK FUND



                                                        PROSPECTUS  33

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser's similarly managed collective investment fund, which began operations on December 31, 1995. The collective investment fund's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     21.00%

1997                     28.79%

1998                     31.73%

1999                     24.74%

2000                    -12.15%

2001                    -18.21%

2002                    -22.02%

2003                     21.16%

2004                      6.84%

2005                      2.46%

      BEST QUARTER               WORST QUARTER
         27.73%                     -16.20%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -2.10%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500 (R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                             SINCE
                                          INCEPTION OF
                                           REGISTERED
                                             MUTUAL
I SHARES               1 YEAR   5 YEARS      FUND*       10 YEARS**
Quality Growth Stock
Fund                   2.46%    -3.29%       -0.08%        6.65%

S&P 500(R) Index       4.91%     0.54%        2.55%        9.07%


 * Since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).

** Includes performance of the Adviser's collective investment fund.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

QUALITY GROWTH STOCK FUND



          34  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.85%
Other Expenses                                                0.15%
                                                              -----------------
Total Annual Operating Expenses(2)                            1.00%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your share at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $102     $318      $552      $1,225

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     SMALL CAP GROWTH STOCK FUND



                                                        PROSPECTUS  35

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             U.S. small cap common stocks of growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Identifies small cap companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need current income

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser applies a multi-factor proprietary model to identify companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser then uses fundamental research to select the portfolio of stocks it believes has the best current risk/return relationship. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

SMALL CAP GROWTH STOCK FUND



          36  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1999                     20.55%


2000                     11.76%


2001                     -0.82%


2002                    -22.71%


2003                     45.64%


2004                     19.21%


2005                      7.92%

      BEST QUARTER               WORST QUARTER
         24.19%                     -22.83%
        (6/30/03)                  (9/30/01)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.67%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 2000 (R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                               SINCE
I SHARES                  1 YEAR   5 YEARS   INCEPTION*
Small Cap Growth Stock
Fund                       7.92%    7.51%      15.48%

Russell 2000(R) Growth
Index                      4.15%    2.28%       9.16%

* Since inception of the I Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

                                                     SMALL CAP GROWTH STOCK FUND



                                                        PROSPECTUS  37

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.10%
Other Expenses                                                0.07%
                                                              -----------------
Total Annual Operating Expenses(2)                            1.17%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $119     $372      $644      $1,420

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

          38  PROSPECTUS

SMALL CAP VALUE EQUITY FUND

*Shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors. Please refer to the Statement of Additional Information for the definition of "new investor."

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    Capital appreciation

  SECONDARY                                  Current income

INVESTMENT FOCUS                             U.S. small cap equity securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued small cap securities

INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                     SMALL CAP VALUE EQUITY FUND



                                                        PROSPECTUS  39

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective investment fund's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

                                  (BAR CHART)


1996                     34.25%

1997                     32.59%

1998                    -13.45%

1999                     -2.72%

2000                     17.96%

2001                     21.21%

2002                     -1.74%

2003                     37.05%

2004                     25.47%

2005                     12.46%

      BEST QUARTER               WORST QUARTER
         19.82%                     -21.99%
        (6/30/99)                  (9/30/98)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 10.27%.

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 2000 (R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                             SINCE
                                          INCEPTION OF
                                           REGISTERED
                                             MUTUAL
I SHARES               1 YEAR   5 YEARS      FUND*       10 YEARS**

Small Cap Value
Equity Fund            12.46%   18.16%       12.94%        15.07%

Russell 2000(R) Value
Index                   4.71%   13.55%       12.12%        13.08%


 * Since inception of the Fund on January 31, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's collective investment fund.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

SMALL CAP VALUE EQUITY FUND



          40  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   1.13%
Other Expenses                                                0.07%
                                                              -----------------
Total Annual Operating Expenses(2)                            1.20%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $122     $381      $660      $1,455

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                   BALANCED FUND



                                                        PROSPECTUS  41

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income

INVESTMENT FOCUS

  PRIMARY                                    U.S. common stocks

  SECONDARY                                  Bonds

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with improving earnings
                                             growth and bonds with moderate risk

INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Balanced Fund invests in common and preferred stocks, convertible securities, government obligations, corporate bonds, and U.S. traded equity securities, including listed American Depositary Receipts ("ADRs") among other types of securities. The Fund may invest in securities of U.S. and non-U.S. issuers. The Fund may invest in floating rate loans and emerging market debt, which are generally below investment grade, high yield obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting stocks for the Fund, the Adviser focuses on generally large cap stocks which have improving earnings and fundamentals. In selecting bonds, the Adviser seeks to minimize risk while striving to outperform selected market indices.

Because companies and securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

BALANCED FUND



          42  PROSPECTUS

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                    12.13%


1997                    21.14%


1998                    19.55%


1999                     4.66%


2000                     4.79%


2001                     0.23%


2002                    -8.53%


2003                    10.05%


2004                     5.59%


2005                     0.88%

      BEST QUARTER               WORST QUARTER
         12.57%                     -5.97%
       (12/31/98)                  (6/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.57%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of a Hybrid 60/40 Blend of the S&P 500 (R) Index and the Lehman Brothers U.S. Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                   1 YEAR   5 YEARS   10 YEARS
Balanced Fund               0.88%    1.45%      6.71%
Hybrid 60/40 Blend of the
Following Market
Benchmarks                  3.97%    3.10%      8.27%
  S&P 500(R) Index          4.91%    0.54%      9.07%
  Lehman Brothers U.S.
  Government/Credit Index   2.37%    6.11%      6.17%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

                                                                   BALANCED FUND



                                                        PROSPECTUS  43

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.85%
Other Expenses                                                0.10%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.95%


(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $97      $303      $525      $1,166

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION AGGRESSIVE GROWTH FUND



          44  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High capital appreciation
INVESTMENT FOCUS                             Equity and money market funds
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Investing at least 80% of the Fund's assets in STI Classic
                                             Equity Funds
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Life Vision Aggressive Growth Fund invests at least 80% of its assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                  INVESTMENT RANGE
                              (PERCENTAGE OF THE LIFE
                              VISION AGGRESSIVE GROWTH
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
EQUITY FUNDS                          80-100%
Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  Small Cap Value Equity Fund
MONEY MARKET FUND                       0-20%
  Prime Quality Money Market Fund
------------------------------------------------------

Other STI Classic Funds may be utilized.

Because companies tend to shift in relative attractiveness, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely,

                                              LIFE VISION AGGRESSIVE GROWTH FUND



                                                        PROSPECTUS  45

investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower. This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     16.62%

1997                     22.53%

1998                     12.31%

1999                     10.31%

2000                      6.30%

2001                     -6.52%

2002                    -18.11%

2003                     26.69%

2004                     13.01%

2005                      5.79%

      BEST QUARTER               WORST QUARTER
         18.72%                     -16.74%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.91%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the average annual total returns of the Fund for the periods ended December 31, 2005, to those of a Hybrid 90/10 Blend of the S&P 500 (R) Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                            SINCE
                                          INCEPTION
                                              OF
                                          REGISTERED
                                            MUTUAL
I SHARES               1 YEAR   5 YEARS     FUND*      10 YEARS**
Life Vision
Aggressive Growth
Fund                    5.79%    3.00%      6.00%         8.12%

Hybrid 90/10 Blend of
the Following Market
Benchmarks              4.74%    0.81%      5.64%         8.66%

  S&P 500(R) Index      4.91%    0.54%      5.74%         9.07%

  Citigroup
  3-Month Treasury
  Bill Index            3.00%    2.21%      3.46%         3.72%


 * Since Inception of the registered mutual fund on June 30, 1997.

** Includes performance of the Adviser's asset allocation program.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

LIFE VISION AGGRESSIVE GROWTH FUND



          46  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                    0.10%
Other Expenses                                                 0.11%
                                                              -----------------
Total Annual Operating Expenses                                0.21%
Fee Waivers and Expense Reimbursements(2)                     (0.01)%
                                                              -----------------
Net Operating Expenses                                         0.20%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.92%. Therefore, total annualized expenses would be 1.13% before waivers and reimbursements and 1.12% after waivers and reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR*   3 YEARS   5 YEARS   10 YEARS
    $20       $67      $117       $267

* Without waivers and reimbursements, Year 1 costs would be $22.

The costs including both direct Fund expenses after waivers and reimbursements and indirect expenses associated with investments in underlying STI Classic Funds would be:

  1 YEAR*   3 YEARS   5 YEARS   10 YEARS
   $114      $358      $621      $1,374

* Without waivers and reimbursements, Year 1 costs would be $115.

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                   LIFE VISION CONSERVATIVE FUND



                                                        PROSPECTUS  47

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income

INVESTMENT FOCUS

  PRIMARY                                    Bond funds

  SECONDARY                                  Equity funds

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Bond Funds, and to a lesser
                                             extent, STI Classic Equity Funds
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value, but want to reduce risk by
                                             limiting exposure to equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Conservative Fund invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                  INVESTMENT RANGE
                               (PERCENTAGE OF THE LIFE
                                 VISION CONSERVATIVE
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
BOND FUNDS                             65-100%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
  Seix Floating Rate High Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund

                                  INVESTMENT RANGE
                               (PERCENTAGE OF THE LIFE
                                 VISION CONSERVATIVE
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------

EQUITY FUNDS                             0-35%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  Small Cap Value Equity Fund

MONEY MARKET FUND                        0-20%
  Prime Quality Money Market Fund
------------------------------------------------------

Other STI Classic Funds may be utilized.

Because securities tend to shift in relative attractiveness, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

LIFE VISION CONSERVATIVE FUND



          48  PROSPECTUS

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. I Shares were offered beginning on November 6, 2003. I Share performance between March 11, 2003 and November 6, 2003 is that of the B Shares of the Fund, and has not been adjusted to reflect I Share expenses. If it had been, performance would have been higher.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2004                     6.09%
2005                     3.19%

      BEST QUARTER               WORST QUARTER
          3.51%                     -1.17%
       (12/31/04)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.51%.

                                                   LIFE VISION CONSERVATIVE FUND



                                                        PROSPECTUS  49

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of a Hybrid 70/20/10 Blend of the Lehman Brothers U.S. Aggregate Index, the S&P 500 (R) Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
Life Vision Conservative Fund      3.19%      6.86%
Hybrid 70/20/10 Blend of the
Following Market Benchmarks        3.04%      5.85%
  Lehman Brothers U.S. Aggregate
  Index                            2.43%      3.31%
  S&P 500(R) Index                 4.91%     17.01%
  Citigroup 3-Month Treasury
  Bill Index                       3.00%      1.80%

* Since inception of the B Shares on March 11, 2003. Benchmark return since February 28, 2003 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3-month U.S. Treasury bills.

LIFE VISION CONSERVATIVE FUND



          50  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                    0.10%

Other Expenses                                                 0.45%
                                                               -------

Total Annual Operating Expenses                                0.55%
Fee Waivers and Expense Reimbursements(2)                     (0.35)%
                                                               -------
Net Operating Expenses                                         0.20%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.45%. Therefore, total annualized expenses would be 1.00% before waivers and reimbursements and 0.65% after waivers and reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR*      3 YEARS      5 YEARS      10 YEARS
  $20         $141         $273          $658

* Without waivers and reimbursements, Year 1 costs would be $56.

The costs including both direct Fund expenses after waivers and reimbursements and indirect expenses associated with investments in underlying STI Classic Funds would be:

1 YEAR*      3 YEARS      5 YEARS       10 YEARS
  $66         $284          $520         $1,196

* Without waivers and reimbursements, Year 1 costs would be $102.

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                              LIFE VISION GROWTH AND INCOME FUND



                                                        PROSPECTUS  51

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

INVESTMENT FOCUS                             Equity and bond funds

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Equity Funds and, to a lesser
                                             extent, STI Classic Bond Funds

INVESTOR PROFILE                             Investors who want their assets to grow, but want to
                                             moderate the risks of equity securities through investment of a portion of their assets in bonds


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Growth and Income Fund invests at least 70% to 80% of its assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                 INVESTMENT RANGE
                             (PERCENTAGE OF THE LIFE
                             VISION GROWTH AND INCOME
ASSET CLASS                       FUND'S ASSETS)
-----------------------------------------------------
EQUITY FUNDS                          50-80%
Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  Small Cap Value Equity Fund


                                 INVESTMENT RANGE
                             (PERCENTAGE OF THE LIFE
                             VISION GROWTH AND INCOME
ASSET CLASS                       FUND'S ASSETS)
-----------------------------------------------------
BOND FUNDS                            20-50%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
  Seix Floating Rate High Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund

MONEY MARKET FUND                      0-20%
  Prime Quality Money Market Fund
-----------------------------------------------------

Other STI Classic Funds may be utilized.

Because securities tend to shift in relative attractiveness, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

LIFE VISION GROWTH AND INCOME FUND



          52  PROSPECTUS

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     12.16%

1997                     18.08%

1998                     11.16%

1999                      7.95%

2000                      7.08%

2001                     -2.55%

2002                    -11.99%

2003                     23.99%

2004                     10.53%

2005                      5.10%

      BEST QUARTER               WORST QUARTER
         13.65%                     -12.87%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.88%.

                                              LIFE VISION GROWTH AND INCOME FUND



                                                        PROSPECTUS  53

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the average annual total returns of the Fund for the periods ended December 31, 2005, to those of a Hybrid 65/25/10 Blend of the S&P 500 (R) Index, the Lehman Brothers U.S. Aggregate Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                            SINCE
                                          INCEPTION
                                              OF
                                          REGISTERED
                                            MUTUAL
I SHARES               1 YEAR   5 YEARS     FUND*      10 YEARS**
Life Vision Growth
and Income Fund         5.10%    4.32%       6.40%        7.71%
Hybrid 65/25/10 Blend
of the Following
Market Benchmarks       4.13%    1.77%       5.60%        7.62%
  S&P 500(R) Index      4.91%    0.54%       5.74%        9.07%
  Lehman Brothers
  U.S. Aggregate
  Index                 2.43%    5.87%       6.46%        6.16%
  Citigroup 3-Month
  Treasury Bill Index   3.00%    2.21%       3.46%        3.72%

 * From inception of the registered mutual fund on June 30, 1997.

** Includes performance of the Adviser's asset allocation program.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

LIFE VISION GROWTH AND INCOME FUND



          54  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.10%
Other Expenses                                                0.09%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.19%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the costs of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.77%. Therefore, total annualized expenses would be 0.96%.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $19       $61      $107       $243

The costs including both direct Fund expenses and indirect expenses associated with investments in underlying STI Classic Funds would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $98      $306      $531      $1,178

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                LIFE VISION MODERATE GROWTH FUND



                                                        PROSPECTUS  55

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income

INVESTMENT FOCUS                             Equity and bond funds

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Equity and Bond Funds

INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Moderate Growth Fund principally invests in STI Classic Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                  INVESTMENT RANGE
                               (PERCENTAGE OF THE LIFE
                               VISION MODERATE GROWTH
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
EQUITY FUNDS                           35-65%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  Small Cap Value Equity Fund

                                  INVESTMENT RANGE
                               (PERCENTAGE OF THE LIFE
                               VISION MODERATE GROWTH
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
BOND FUNDS                             35-65%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
  Seix Floating Rate High Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
MONEY MARKET FUND                       0-20%
  Prime Quality Money Market Fund
------------------------------------------------------

Other STI Classic Funds may be utilized.

Because securities tend to shift in relative attractiveness, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains taxes and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

LIFE VISION MODERATE GROWTH FUND



          56  PROSPECTUS

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)



1996                    10.51%


1997                    16.41%


1998                    11.15%


1999                     6.19%


2000                     5.46%


2001                    -1.10%


2002                    -8.28%


2003                    19.98%


2004                     8.92%


2005                     4.30%

      BEST QUARTER               WORST QUARTER
         11.24%                     -9.20%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.83%.

                                                LIFE VISION MODERATE GROWTH FUND



                                                        PROSPECTUS  57

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the average annual total returns of the Fund for the periods ended December 31, 2005, to those of a Hybrid 50/40/10 Blend of the S&P 500 (R) Index, Lehman Brothers U.S. Aggregate Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                             SINCE
                                          INCEPTION OF
                                           REGISTERED
                                             MUTUAL
I SHARES               1 YEAR   5 YEARS      FUND*       10 YEARS**

Life Vision Moderate
Growth Fund             4.30%    4.34%       5.98%          7.07%
Hybrid 50/40/10 Blend
of the Following
Market Benchmarks       3.81%    3.16%       6.18%          7.72%
  S&P 500(R) Index      4.91%    0.54%       5.74%          9.07%
  Lehman Brothers
  U.S. Aggregate
  Index                 2.43%    5.87%       6.46%          6.16%
  Citigroup 3-Month
  Treasury Bill Index   3.00%    2.21%       3.46%          3.72%

 * Since inception of the registered mutual fund on June 30, 1997.

** Includes performance of the Adviser's asset allocation program.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

LIFE VISION MODERATE GROWTH FUND



          58  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.10%
Other Expenses                                                0.08%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.18%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.64%. Therefore, total annualized expenses would be 0.82%.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $18       $58      $101       $230

The costs including both direct Fund expenses and indirect expenses associated with investments in underlying STI Classic Funds would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $84      $262      $455      $1,014

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                               LIFE VISION TARGET DATE 2015 FUND



                                                        PROSPECTUS  59

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return
INVESTMENT FOCUS                             Equity funds, fixed income funds, money market funds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic equity, fixed income and money
                                             market funds
INVESTOR PROFILE                             Investors who expect to retire or require income around the year 2015

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Target Date 2015 Fund invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2015. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will tend to decrease periodically as the target date approaches, while the percentage of assets allocated to fixed income and money market securities will tend to increase. When the target asset allocation of the Fund is similar to the asset allocation of the STI Classic Life Vision Conservative Fund (within two years after the target date, i.e., 2017), it is expected that the Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in underlying STI Classic Funds, the Adviser may also invest a portion of the Fund's assets in one or more ETFs to gain exposure to an asset class not represented by an underlying STI Classic Fund.

The table below shows how the Adviser expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will have exposure and the underlying STI Classic Funds (and ETFs, if applicable) that will be used to represent those sectors. The information represents the currently expected investment ranges of the Fund but will vary over time.

                                    INVESTMENT RANGE
                                   (PERCENTAGE OF THE
ASSET CLASS                          FUND'S ASSETS)
------------------------------------------------------
EQUITY FUNDS                             70-100%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  iShares Russell 2000 Value Index Fund*
BOND FUNDS                                 0-30%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
  Seix Floating Rate High Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
MONEY MARKET FUND                          0-20%
  Prime Quality Money Market Fund
------------------------------------------------------

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the Fund.

Other STI Classic Funds may be utilized.

LIFE VISION TARGET DATE 2015 FUND



          60  PROSPECTUS

Due to its investment strategy, the Fund holds underlying STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests that are not offered in this prospectus by calling 1-888-STI-FUND or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

                                               LIFE VISION TARGET DATE 2015 FUND



                                                        PROSPECTUS  61

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                       0.10%
Other Expenses(1)                                              0.43%
                                                              -----------------

Total Annual Operating Expenses                                0.53%
Fee Waivers and Expense Reimbursements(2)                     (0.33)%
                                                              -----------------
Net Operating Expenses                                         0.20%

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.76%. Therefore, total annualized expenses would be 1.29% before waivers and reimbursements and 0.96% after waivers and reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR*   3 YEARS
    $20      $137

(*) Without waivers and reimbursements, Year 1 costs would be $54.

The costs including both direct Fund expenses after waivers and reimbursements and indirect expenses associated with investments in underlying STI Classic Funds would be:

  1 YEAR*   3 YEARS
    $98      $377

(*) Without waivers and reimbursements, Year 1 costs would be $131.

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION TARGET DATE 2025 FUND



          62  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return
INVESTMENT FOCUS                             Equity funds, fixed income funds, money market funds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic equity, fixed income and money
                                             market funds
INVESTOR PROFILE                             Investors who expect to retire or require income around the year 2025

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Target Date 2025 Fund invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2025. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will tend to decrease periodically as the target date approaches, while the percentage of assets allocated to fixed income and money market securities will tend to increase. When the target asset allocation of the Fund is similar to the asset allocation of the STI Classic Life Vision Conservative Fund (within two years after the target date, i.e., 2027), it is expected that the Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in underlying STI Classic Funds, the Adviser may also invest a portion of the Fund's assets in one or more ETFs to gain exposure to an asset class not represented by an underlying STI Classic Fund.

The table below shows how the Adviser expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will have exposure and the underlying STI Classic Funds (and ETFs, if applicable) that will be used to represent those sectors. The information represents the currently expected investment ranges of the Fund but will vary over time.

                                  INVESTMENT RANGE
                                 (PERCENTAGE OF THE
ASSET CLASS                        FUND'S ASSETS)
-----------------------------------------------------
EQUITY FUNDS                          80-100%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  iShares Russell 2000 Value Index Fund*
BOND FUNDS                              0-20%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
  Seix Floating Rate High Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
MONEY MARKET FUND                       0-20%
  Prime Quality Money Market Fund
-----------------------------------------------------

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the Fund.

Other STI Classic Funds may be utilized.

                                               LIFE VISION TARGET DATE 2025 FUND



                                                        PROSPECTUS  63

Due to its investment strategy, the Fund holds underlying STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps)to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests that are not offered in this prospectus by calling 1-888-STI-FUND or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

LIFE VISION TARGET DATE 2025 FUND



          64  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                       0.10%
Other Expenses(1)                                              0.47%
                                                              -----------------

Total Annual Operating Expenses                                0.57%
Fee Waivers and Expense Reimbursements(2)                     (0.37)%
                                                              -----------------
Net Operating Expenses                                         0.20%

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.89%. Therefore, total annualized expenses would be 1.46% before waivers and reimbursements and 1.09% after waivers and reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR*   3 YEARS
    $20      $146

* Without waivers and reimbursements, Year 1 costs would be $58.

The costs including both direct Fund expenses after waivers and reimbursements and indirect expenses associated with investments in underlying STI Classic Funds would be:

  1 YEAR*   3 YEARS
   $111      $426

* Without waivers and reimbursements, Year 1 costs would be $149.

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                               LIFE VISION TARGET DATE 2035 FUND



                                                        PROSPECTUS  65

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return
INVESTMENT FOCUS                             Equity funds, fixed income funds, and money market funds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic equity, fixed income and money
                                             market funds
INVESTOR PROFILE                             Investors who expect to retire or require income around the year 2035

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Target Date 2035 Fund invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2035. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will tend to decrease periodically as the target date approaches, while the percentage of assets allocated to fixed income and money market securities will tend to increase. When the target asset allocation of the Fund is similar to the asset allocation of the STI Classic Life Vision Conservative Fund (within two years after the target date, i.e., 2037), it is expected that the Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in underlying STI Classic Funds, the Adviser may also invest a portion of the Fund's assets in one or more ETFs to gain exposure to an asset class not represented by an underlying STI Classic Fund.

The table below shows how the Adviser expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will have exposure and the underlying STI Classic Funds (and ETFs, if applicable) that will be used to represent those sectors. The information represents the currently expected investment ranges of the Fund but will vary over time.

                                    INVESTMENT RANGE
                                   (PERCENTAGE OF THE
ASSET CLASS                          FUND'S ASSETS)
------------------------------------------------------
EQUITY FUNDS                             80-100%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  iShares Russell 2000 Value Index Fund*
BOND FUNDS                                 0-10%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited Term Federal Mortgage Securities Fund
  Seix Floating Rate High Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
MONEY MARKET FUND                          0-10%
  Prime Quality Money Market Fund
------------------------------------------------------

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the Fund.

Other STI Classic Funds may be utilized.

LIFE VISION TARGET DATE 2035 FUND



          66  PROSPECTUS

Due to its investment strategy, the Fund holds underlying STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests that are not offered in this prospectus by calling 1-888-STI-FUND or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The risks of the Fund will directly correspond to the risks of the underlying funds in which it invests. These risks will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

                                               LIFE VISION TARGET DATE 2035 FUND



                                                        PROSPECTUS  67

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                       0.10%
Other Expenses(1)                                              0.44%
                                                              -----------------

Total Annual Operating Expenses                                0.54%
Fee Waivers and Expense Reimbursements(2)                     (0.34)%
                                                              -----------------
Net Operating Expenses                                         0.20%

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.91%. Therefore, total annualized expenses would be 1.45% before waivers and reimbursements and 1.11% after waivers and reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR*   3 YEARS
    $20      $139

* Without waivers and reimbursements, Year 1 costs would be $55.

The costs including both direct Fund expenses after waivers and reimbursements and indirect expenses associated with investments in underlying STI Classic Funds would be:

  1 YEAR*   3 YEARS
   $113      $426

* Without waivers and reimbursements, Year 1 costs would be $148.

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CORE BOND FUND



          68  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. investment grade bond market
INVESTMENT FOCUS                             Investment grade debt securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in fixed income securities with an emphasis on
                                             corporate and mortgage-backed securities
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Core Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser anticipates that the Fund's modified adjusted duration will generally range from 3 to 6 years, similar to that of the Lehman Brothers Aggregate Bond Index, the Fund's comparative benchmark. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less

                                                                  CORE BOND FUND



                                                        PROSPECTUS  69

extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Core Bond Fund, the Fund's predecessor, which began operations on December 30, 1997.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1998                     7.81%

1999                    -0.53%

2000                    10.40%

2001                     6.83%

2002                     7.58%

2003                     4.82%

2004                     4.59%

2005                     2.13%

      BEST QUARTER               WORST QUARTER
          4.25%                     -2.16%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -1.02%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                               SINCE
I SHARES*              1 YEAR   5 YEARS     INCEPTION**
----------------------------------------------------------
Core Bond Fund         2.13%     5.17%         5.43%
----------------------------------------------------------
Lehman Brothers U.S.
Aggregate Index        2.43%     5.87%         6.06%
----------------------------------------------------------

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on December 30, 1997.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities.

CORE BOND FUND



          70  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                      0.25%
Other Expenses(1)                                             0.06%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.31%

(1) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $32      $100      $174       $393

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                HIGH INCOME FUND



                                                        PROSPECTUS  71

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    High current income

  SECONDARY                                  Total return

INVESTMENT FOCUS                             High yield corporate and other debt instruments of U.S. and
                                             non-U.S. issuers
SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower-rated securities offering high
                                             current income of issuers generating adequate cash flow to meet their obligations

INVESTOR PROFILE                             Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or in unrated securities that the Adviser believes are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of

HIGH INCOME FUND



          72  PROSPECTUS

timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


2002                                         -3.33%

2003                                         25.81%

2004                                         10.32%

2005                                          4.21

      BEST QUARTER               WORST QUARTER
          8.73%                     -5.50%
        (6/30/03)                  (6/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.49%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Corporate High Yield Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                             SINCE
I SHARES                          1 YEAR   INCEPTION*

High Income Fund                   4.21%      9.08%
Lehman Brothers U.S. Corporate
High Yield Bond Index              2.74%     10.62%


* Since inception of the I Shares on October 3, 2001. Benchmark returns since September 30, 2001 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.

                                                                HIGH INCOME FUND



                                                        PROSPECTUS  73

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.60%
Other Expenses                                                0.15%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.75%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Effective August 1, 2006, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

                                                                  I SHARES
                      High Income Fund                        0.70%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $77      $240      $417       $930

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

HIGH QUALITY BOND FUND



          74  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income and price appreciation

INVESTMENT FOCUS                             High quality fixed income securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify intermediate duration securities that offer solid return potential and yield

INVESTOR PROFILE                             Conservative investors seeking to maximize income and yield consistent with intermediate share price volatility


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the High Quality Bond Fund invests at least 80% of its net assets in high quality fixed income securities. These securities will be primarily U.S. government, corporate and mortgage-backed securities rated A or better by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may also invest in futures, options, taxable municipal securities, asset-backed securities and collateralized mortgage obligations ("CMOs"). The Fund may invest in debt securities of U.S. and non-U.S. issuers.

The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                          HIGH QUALITY BOND FUND



                                                        PROSPECTUS  75

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2004                     2.08%
2005                     1.16%

      BEST QUARTER               WORST QUARTER
          2.44%                     -2.48%
        (9/30/04)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.33%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Intermediate Government/ Credit A+ Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
High Quality Bond Fund             1.16%      1.83%
Lehman Brothers U.S.
Intermediate Government/
Credit A+ Index                    1.71%      1.89%

* Since inception of the I Shares on October 29, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Intermediate Government/Credit A+ Index is a widely-recognized index which represents the intermediate portion of the Lehman Brothers Government/Credit Index. The Index consists of Treasury, Agencies and Credit securities with one year or more to maturity, and up to but not including 10 years of maturity. The underlying securities within the Index have an average credit quality of A and better. The Lehman Brothers Government/Credit Index is a widely-recognized, market-value weighted index of U.S. Treasury and agency securities, corporate bond issues and mortgaged-backed securities having maturities of 10 years or less.

HIGH QUALITY BOND FUND



          76  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.40%
Other Expenses(2)                                             0.06%
                                                              -----------------
Total Annual Operating Expenses(3)                            0.46%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $47      $148      $258       $579

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                          INTERMEDIATE BOND FUND



                                                        PROSPECTUS  77

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. dollar-denominated, investment grade market of intermediate-term government and corporate bonds
INVESTMENT FOCUS                             Intermediate-term investment grade debt securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in intermediate-term fixed income securities with an emphasis on corporate and mortgage-backed securities
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Intermediate Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate-term fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser anticipates that the Fund will maintain an average-weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially

INTERMEDIATE BOND FUND



          78  PROSPECTUS

unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Intermediate Bond Fund, the Fund's predecessor, which began operations on June 30, 1999.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2000                    10.19%

2001                     7.03%

2002                     7.18%

2003                     4.03%

2004                     3.69%

2005                     1.38%

      BEST QUARTER               WORST QUARTER
          4.33%                     -2.33%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.40%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers Intermediate Government/Credit Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                                  SINCE
I SHARES*                   1 YEAR   5 YEARS   INCEPTION**
----------------------------------------------------------
Intermediate Bond Fund       1.38%    4.64%       5.30%
----------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index            1.58%    5.50%       5.92%
----------------------------------------------------------

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on June 30, 1999.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Bond Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities having maturities of 10 years or less.

                                                          INTERMEDIATE BOND FUND



                                                        PROSPECTUS  79

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees                                      0.25%
Other Expenses(1)                                             0.05%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.30%

(1) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $31          $97         $169          $381

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INVESTMENT GRADE BOND FUND



          80  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through current income and capital
                                             appreciation, while preserving the principal amount invested

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify relatively inexpensive securities in a selected market index

INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. The Fund may invest in debt obligations of U.S. and non-U.S. issuers. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may

                                                      INVESTMENT GRADE BOND FUND



                                                        PROSPECTUS  81

result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)



1996                     2.34%


1997                     9.08%


1998                     9.19%


1999                    -1.53%


2000                     6.57%


2001                     9.06%


2002                     7.42%


2003                     3.70%


2004                     4.09%


2005                     2.16%


      BEST QUARTER               WORST QUARTER
          5.39%                     -3.47%
        (9/30/98)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.25%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers U.S. Aggregate Index and the Lipper Intermediate Investment-Grade Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                      1 YEAR   5 YEARS   10 YEARS
Investment Grade Bond Fund    2.16%     5.26%     5.15%
Lehman Brothers U.S.
Government/Credit Index       2.37%     6.11%     6.17%
Lehman Brothers U.S.
Aggregate Index               2.43%     5.87%     6.16%
Lipper Intermediate
Investment-Grade Debt Funds
Objective                     1.77%     5.27%     5.35%

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

INVESTMENT GRADE BOND FUND



          82  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.50%
Other Expenses                                                0.06%
                                                              --------
Total Annual Operating Expenses( 2)                           0.56%

(1 )Adjusted to reflect a reduction in the contractual advisory fee effective
    August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $57      $179      $313       $701

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                           LIMITED DURATION FUND



                                                        PROSPECTUS  83

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income, while preserving liquidity and principal
INVESTMENT FOCUS                             Short-term U.S. dollar-denominated, investment grade fixed income securities
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify U.S. dollar-denominated, investment
                                             grade fixed income securities that offer high current income while preserving liquidity and principal
INVESTOR PROFILE                             Investors who want to receive income from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Limited Duration Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality.

The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. In deciding which securities to buy and sell, the Adviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

LIMITED DURATION FUND



          84  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Limited Duration Fund, the Fund's predecessor, which began operations on October 25, 2002.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2003                    0.97%
2004                    1.20%
2005                    3.20%

      BEST QUARTER               WORST QUARTER
          0.97%                      0.14%
       (12/31/05)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.25%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES*                    1 YEAR   SINCE INCEPTION**
-------------------------------------------------------
Limited Duration Fund        3.20%          1.72%
-------------------------------------------------------
Merrill 3-Month Treasury
Bill Index                   3.07%          1.84%
-------------------------------------------------------

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on October 25, 2002. Benchmark returns since September 30, 2002 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill 3-Month Treasury Bill Index is a widely-recognized index based on the 3 month U.S. Treasury bills.

                                                           LIMITED DURATION FUND



                                                        PROSPECTUS  85

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                      0.10%
Other Expenses(1)                                             0.06%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.16%

(1) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $16       $52       $90       $205

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



          86  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital
INVESTMENT FOCUS                             Mortgage-backed securities
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that are less prone to
                                             prepayment risk
INVESTOR PROFILE                             Conservative investors who want to receive income from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S.
government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations.

In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



                                                        PROSPECTUS  87

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     4.53%

1997                     6.74%

1998                     6.90%

1999                     1.25%

2000                     8.59%

2001                     7.41%

2002                     7.50%

2003                     1.42%

2004                     2.36%

2005                     1.55%

      BEST QUARTER               WORST QUARTER
          4.36%                     -1.70%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.79%.
-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill Lynch 1-5 Year AAA U.S. Treasuries/ Agencies Index and the Merrill Lynch 1-5 Year U.S. Treasuries Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                   1 YEAR   5 YEARS   10 YEARS
Limited-Term Federal
Mortgage Securities Fund   1.55%     4.01%      4.79%

Merrill Lynch 1-5 Year
AAA U.S. Treasuries/
Agencies Index             1.45%     4.17%      5.11%

Merrill Lynch 1-5 Year
U.S. Treasuries Index      1.39%     4.07%      5.04%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.50 trillion with duration of 2.06 years and yield to maturity of 2.48%. The Merrill Lynch 1-5 Year U.S. Treasuries Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



          88  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.50%

Other Expenses                                                0.08%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.58%


(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $59      $186      $324       $726

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                            SEIX HIGH YIELD FUND



                                                        PROSPECTUS  89

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                                    High income
  SECONDARY                                  Capital appreciation
INVESTMENT FOCUS                             High yield corporate and other debt instruments of U.S. and
                                             non-U.S. entities
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower rated, higher yielding bonds
                                             offering above average total return
INVESTOR PROFILE                             Investors who seek above average total return

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Seix High Yield Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar-denominated, high yield securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or unrated securities that the Adviser believes are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund's comparative benchmark, the Merrill Lynch High Yield Master Index, which is generally between 3 and 6 years. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield corporate securities rated as non-investment grade.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable

SEIX HIGH YIELD FUND



          90  PROSPECTUS

political or legal developments. These risks are increased for investments in emerging markets.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix High Yield Fund, the Fund's predecessor, which began operations on December 29, 2000.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2001                    11.33%
2002                     6.34%
2003                    15.56%
2004                     8.34%
2005                     2.62%

      BEST QUARTER               WORST QUARTER
          5.78%                     -1.66%
        (3/31/01)                  (3/31/05)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.24%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill Lynch High Yield Master Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                               SINCE
I SHARES*                1 YEAR   5 YEARS   INCEPTION**
Seix High Yield Fund      2.62%    8.75%       8.74%
Merrill Lynch High
Yield Master Index        2.83%    8.76%       9.07%

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since November 30, 2000 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch High Yield Master Index is a widely-recognized index of U.S. high yield corporate bond issues having maturities of at least one year.

                                                            SEIX HIGH YIELD FUND



                                                        PROSPECTUS  91

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.43%
Other Expenses(2)                                             0.06%
                                                              -----------------
Total Annual Operating Expenses(3)                            0.49%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $50       $157       $274        $616

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SHORT-TERM BOND FUND



          92  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital
INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that offer a comparably
                                             better return than similar securities for a given level of credit risk
INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short-
to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less.

In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                            SHORT-TERM BOND FUND



                                                        PROSPECTUS  93

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     3.90%

1997                     6.78%

1998                     6.84%

1999                     0.92%

2000                     7.64%

2001                     7.54%

2002                     2.59%

2003                     2.53%

2004                     0.98%

2005                     1.67%

      BEST QUARTER               WORST QUARTER
          3.86%                     -1.04%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.02%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 1-3 Year Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                     1 YEAR   5 YEARS   10 YEARS
Short-Term Bond Fund         1.67%     3.03%     4.10%

Citigroup 1-3 Year
Government/Credit Index      1.82%     4.19%     5.11%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/ Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade
(BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

SHORT-TERM BOND FUND



          94  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.40%

Other Expenses                                                0.08%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.48%


(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $49      $154      $269       $604

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND



                                                        PROSPECTUS  95

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Short-term U.S. Treasury securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify Treasury securities with maturities
                                             that offer a comparably better return potential and yield
                                             than either shorter maturity or longer maturity securities for a given level of interest rate risk

INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing


(TELESCOPE ICON)
               INVESTMENT STRATEGY
               The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 5 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years.

The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk.

The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing total return. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities ("TIPS") can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)



1996                    4.52%


1997                    5.86%


1998                    6.24%


1999                    2.71%


2000                    6.65%


2001                    6.55%


2002                    4.61%


2003                    1.37%


2004                    0.18%


2005                    1.38%

      BEST QUARTER               WORST QUARTER
          2.64%                     -0.94%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.77%.

SHORT-TERM U.S. TREASURY SECURITIES FUND



          96  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 1-3 Year Treasury Index and the Citigroup 6-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                    1 YEAR   5 YEARS   10 YEARS
Short-Term U.S. Treasury
Securities Fund              1.38%    2.79%     3.98%

Citigroup 1-3 Year
Treasury Index               1.65%    3.66%     4.79%

Citigroup 6-Month Treasury
Bill Index                   3.10%    2.59%     4.04%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury bills.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.40%

Other Expenses                                                0.14%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.54%


(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Effective August 1, 2006, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

                                                              I SHARES
          Short-Term U.S. Treasury Securities Fund            0.50%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $55      $173      $302       $677

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                           STRATEGIC INCOME FUND



                                                        PROSPECTUS  97

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    Current income

  SECONDARY                                  Preservation of capital

INVESTMENT FOCUS                             High yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income while reducing share price
                                             volatility through diversification across three major
                                             sectors of the fixed income market

INVESTOR PROFILE                             Investors who seek high current income with reduced risk of share price volatility


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate obligations, government securities, and floating rate loans. The Fund may invest in U.S. and non-U.S. debt obligations, including emerging market debt. The Fund will maintain a minimum average credit quality of BBB. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting corporate debt securities for the Fund, the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit

STRATEGIC INCOME FUND



          98  PROSPECTUS

price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


2002                     3.58%

2003                    11.50%

2004                    10.67%

2005                    -1.53%

      BEST QUARTER               WORST QUARTER
          5.89%                     -1.75%
       (12/31/04)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.11%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of a Hybrid 34/33/33 Blend of the Merrill Lynch AAA U.S. Treasury/Agency Master Index, Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch Global Government Bond II ex U.S. Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                     1 YEAR   SINCE INCEPTION*
Strategic Income Fund        -1.53%         5.55%

Hybrid 34/33/33 Blend of
the Following Market
Benchmarks                    3.10%         0.27%

  Merrill Lynch AAA U.S.
  Treasury/Agency Master
  Index                       2.66%        -0.22%

  Merrill Lynch U.S. High
  Yield Master II Index       2.74%         0.23%

  Merrill Lynch Global
  Government Bond II ex
  U.S. Index                  5.60%         0.82%


* Since inception of the I Shares on November 30, 2001.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized U.S. Government index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index that tracks the performance of below investment grade

                                                           STRATEGIC INCOME FUND



                                                        PROSPECTUS  99

U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.60%

Other Expenses                                                0.12%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.72%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $74      $230      $401       $894

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

TOTAL RETURN BOND FUND



         100  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income and price appreciation

INVESTMENT FOCUS                             Government, corporate, and mortgage-backed debt securities, plus other opportunistic investments
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to recognize relative value in fixed income markets
INVESTOR PROFILE                             Investors seeking diversification and attractive total
                                             returns in the fixed income market

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Total Return Bond Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from a wide array of debt securities, primarily utilizing government, corporate and mortgage-backed securities and floating rate loans. The Fund may also invest in convertible bonds, preferred stocks, taxable municipal securities, asset-backed securities and collateralized mortgage obligations ("CMOs"). The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. The Fund's investments may include high yield securities rated below investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

                                                          TOTAL RETURN BOND FUND



                                                        PROSPECTUS  101

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2004                     4.28%

2005                     1.47%

      BEST QUARTER               WORST QUARTER
          3.22%                     -3.03%
        (9/30/04)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.96%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                             SINCE
I SHARES                         1 YEAR   INCEPTION*
Total Return Bond Fund            1.47%      3.18%
Lehman Brothers U.S. Aggregate
Index                             2.43%      3.14%

 * Since inception of the I Shares on October 15, 2003. Benchmark return since September 30, 2003 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities.

TOTAL RETURN BOND FUND



         102  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.35%

Other Expenses(2)                                             0.11%
                                                              -----------------

Total Annual Operating Expenses(3)                            0.46%

(1)Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2)Adjusted to reflect the elimination of the shareholder service fee effective August 1, 2005.

(3)Effective August 1, 2006, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

                                                              I SHARES
                   Total Return Bond Fund                     0.43%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $47      $148      $258       $579

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                           ULTRA-SHORT BOND FUND



                                                        PROSPECTUS  103

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income consistent with preserving capital and maintaining liquidity

INVESTMENT FOCUS                             Short duration investment grade money market and fixed
                                             income securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify short duration securities that offer a comparably better return potential and yield than money
                                             market funds

INVESTOR PROFILE                             Conservative investors seeking to maximize income consistent with limited share price volatility


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Ultra-Short Bond Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years.

In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The price ("NAV") of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Short-term U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

ULTRA-SHORT BOND FUND



         104  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)



2003                    1.16%


2004                    1.22%


2005                    3.00%

      BEST QUARTER               WORST QUARTER



          0.92%                     -0.62%
        (9/30/04)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.90%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 6-Month Treasury Bill Index, the iMoneyNet First Tier Institutional Average and Lipper Ultra-Short Obligation Funds Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
Ultra-Short Bond Fund             3.00%      2.17%
Citigroup 6-Month Treasury Bill
Index                             3.03%      1.83%
iMoneyNet, Inc. First Tier
Institutional Average             2.93%      1.55%
Lipper Ultra-Short Obligation
Funds Average                     2.54%      2.00%

* Since inception of the I Shares on April 15, 2002. Benchmark returns since March 31, 2002 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/AVERAGE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills. The iMoneyNet, Inc. First Tier Institutional Average is a widely recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies. The Lipper Ultra-Short Obligation Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of funds in the Average varies.

                                                           ULTRA-SHORT BOND FUND



                                                        PROSPECTUS  105

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.22%
Other Expenses(2)                                             0.08%
                                                              -----------------

Total Annual Operating Expenses(3)                            0.30%


(1)Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2)Adjusted to reflect the elimination of the shareholder service fee effective August 1, 2005.

(3)The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  $31        $97      $169       $381

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

U.S. GOVERNMENT SECURITIES FUND



         106  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital
INVESTMENT FOCUS                             Mortgage-backed securities and U.S. Treasury obligations
SHARE PRICE VOLATILITY                       Low to moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk
INVESTOR PROFILE                             Conservative investors who want to receive income from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-
backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                 U.S. GOVERNMENT SECURITIES FUND



                                                        PROSPECTUS  107

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     2.55%

1997                     8.94%

1998                     8.16%

1999                    -0.97%

2000                    10.98%

2001                     6.92%

2002                     9.68%

2003                     1.30%

2004                     3.42%

2005                     2.02%

      BEST QUARTER               WORST QUARTER
          4.82%                     -2.24%
        (9/30/01)                  (3/31/96)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.61%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average total returns for the periods ended December 31, 2005, to those of the Merrill Lynch Government/Mortgage Custom Index and the Lehman Brothers Intermediate U.S. Government Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                     1 YEAR   5 YEARS   10 YEARS
U.S. Government Securities
Fund                         2.02%     4.62%     5.23%

Merrill Lynch Government/
Mortgage Custom Index        2.64%     5.47%     6.09%

Lehman Brothers
Intermediate U.S.
Government Bond Index        1.68%     4.82%     5.50%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/ Mortgage Custom Index is a synthetic index created by combining, at their respective market weights
(i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. Government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

U.S. GOVERNMENT SECURITIES FUND



         108  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.50%

Other Expenses                                                0.07%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.57%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $58      $183      $318       $714

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND



                                                        PROSPECTUS  109

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income consistent with preserving capital and maintaining liquidity

---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Short duration U.S. government securities

---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Low

---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify short duration U.S. government
                                             securities that offer a comparably better return potential and yield than money market funds

---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors seeking to maximize income consistent with limited share price volatility and the relative safety of U.S. government securities

---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the U.S. Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, and other U.S. government securities. The Fund expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price per share (net asset value or "NAV") of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND



         110  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*
(BAR CHART)

2003                                                                            0.72%
2004                                                                            1.81%
2005                                                                            2.45%

      BEST QUARTER               WORST QUARTER
          0.88%                     -0.13%
        (6/30/05)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.92%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Citigroup 6 Month Treasury Bill Index, iMoneyNet Government Institutional Average, and Lipper Ultra-Short Obligations Funds Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                       1 YEAR   SINCE INCEPTION*

U.S. Government Securities
Ultra-Short Bond Fund           2.45%         2.09%

Citigroup 6 Month Treasury
Bill Index                      3.03%         1.83%

iMoneyNet, Inc. Government
Institutional Average           2.79%         1.45%

Lipper Ultra-Short
Obligations Funds Average       2.54%         2.00%


* Since inception of the I Shares on April 11, 2002. Benchmark returns since March 31, 2002 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/AVERAGE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills. An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government Institutional Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements, or securities issued by agencies of the U.S. Government. The Lipper Ultra-Short Obligations Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of funds in the Average varies.

                                U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND



                                                        PROSPECTUS  111

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.20%

Other Expenses                                                0.14%
                                                              -------------------------------

Total Annual Operating Expenses(2)                            0.34%


(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Effective August 1, 2006, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

                                                              I SHARES
U.S. Government Securities Ultra-Short Bond Fund              0.28%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
     $35      $109      $191       $431

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

PRIME QUALITY MONEY MARKET FUND



         112  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity

INVESTMENT FOCUS                             Money market instruments

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify money market instruments with the most attractive risk/return trade-off

INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     4.99%

1997                     5.15%

1998                     5.10%

1999                     4.74%

2000                     6.04%

2001                     3.72%

2002                     1.44%

2003                     0.67%

2004                     0.85%

2005                     2.74%

      BEST QUARTER               WORST QUARTER
          1.55%                      0.12%
        (9/30/00)                  (3/31/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.10%.

                                                 PRIME QUALITY MONEY MARKET FUND



                                                        PROSPECTUS  113

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. First Tier Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                    1 YEAR   5 YEARS   10 YEARS
Prime Quality Money Market
Fund                        2.74%     1.88%     3.53%

iMoneyNet, Inc. First Tier
Retail Average              2.46%     1.65%     3.33%

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------

          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.50%

Other Expenses                                                0.06%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.56%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $57      $179      $313       $701

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



         114  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity
INVESTMENT FOCUS                             U.S. Treasury and government agency securities, and
                                             repurchase agreements
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk by
                                             analyzing yields
INVESTOR PROFILE                             Conservative investors who want to receive current income

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing.

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                    4.81%

1997                    4.99%

1998                    4.88%

1999                    4.41%

2000                    5.71%

2001                    3.67%

2002                    1.35%

2003                    0.55%

2004                    0.77%

2005                    2.57%

      BEST QUARTER               WORST QUARTER
          1.49%                      0.10%
       (12/31/00)                  (3/31/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.99%.

                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



                                                        PROSPECTUS  115

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. Government & Agencies Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                   1 YEAR   5 YEARS   10 YEARS
U.S. Government
Securities Money Market
Fund                       2.57%     1.78%     3.36%

iMoneyNet, Inc.
Government & Agencies
Retail Average             2.45%     1.64%     3.25%


To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agencies Retail Average is a
widely-recognized composite of all money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.55%

Other Expenses                                                0.06%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.61%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $62      $195      $340       $762

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

U.S. TREASURY MONEY MARKET FUND



         116  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while maintaining liquidity

INVESTMENT FOCUS                             Money market instruments issued and guaranteed by the U.S.
                                             Treasury

PRINCIPAL INVESTMENT STRATEGY                Investing in U.S. Treasury obligations and repurchase
                                             agreements

INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations, repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury, and shares of registered money market funds that invest in the foregoing.

The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAAm by Standard and Poor's Corporation). As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                    4.77%

1997                    4.93%

1998                    4.82%

1999                    4.38%

2000                    5.63%

2001                    3.32%

2002                    1.17%

2003                    0.50%

2004                    0.69%

2005                    2.48%

      BEST QUARTER               WORST QUARTER
          1.46%                      0.07%
       (12/31/00)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.98%.

                                                 U.S. TREASURY MONEY MARKET FUND



                                                        PROSPECTUS  117

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                     1 YEAR   5 YEARS   10 YEARS

U.S. Treasury Money Market
Fund                         2.48%     1.63%     3.25%

iMoneyNet, Inc. Treasury &
Repo Retail Average          2.39%     1.56%     3.21%


To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-
recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.54%
Other Expenses                                                0.05%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.59%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $60         $189         $329          $738

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK



         118  PROSPECTUS

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

BELOW INVESTMENT GRADE RISK

Balanced Fund
Core Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Limited Duration Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Core Bond Fund
Emerging Growth Stock Fund
High Income Fund
High Quality Bond Fund
Intermediate Bond Fund
International Equity Fund
International Equity Index Fund
Investment Grade Bond Fund
Large Cap Quantitative Equity Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Quality Growth Stock Fund
Seix High Yield Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

                                                     MORE INFORMATION ABOUT RISK



                                                        PROSPECTUS  119

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Credit default swaps can increase a Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

EMERGING MARKETS RISK

Balanced Fund
Core Bond Fund
High Income Fund
Intermediate Bond Fund
International Equity Fund
International Equity Index Fund
Investment Grade Bond Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

EQUITY RISK

Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Emerging Growth Stock Fund
International Equity Fund
International Equity Index Fund
Large Cap Quantitative Equity Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Quality Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or

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MORE INFORMATION ABOUT RISK



         120  PROSPECTUS

convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Core Bond Fund
Emerging Growth Stock Fund
High Income Fund
High Quality Bond Fund
Intermediate Bond Fund
International Equity Fund
International Equity Index Fund
Investment Grade Bond Fund
Large Cap Quantitative Equity Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Quality Growth Stock Fund
Seix High Yield Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

Balanced Fund
Core Bond Fund
High Income Fund
High Quality Bond Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Seix High Yield Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund

The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

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                                                     MORE INFORMATION ABOUT RISK



                                                        PROSPECTUS  121

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund's income to decline. Income risk is generally higher for short-term bonds.

FLOATING RATE LOAN RISK

Balanced Fund
Core Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date Fund 2015
Life Vision Target Date Fund 2025
Life Vision Target Date Fund 2035
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

MORE INFORMATION ABOUT RISK



         122  PROSPECTUS

FOREIGN SECURITY RISKS

Aggressive Growth Stock Fund
Balanced Fund
Core Bond Fund
Emerging Growth Stock Fund
High Income Fund
High Quality Bond Fund
Intermediate Bond Fund
International Equity Fund
International Equity Index Fund
Investment Grade Bond Fund
Large Cap Quantitative Equity Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Limited Duration Bond
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Prime Quality Money Market Fund
Quality Growth Stock Fund
Seix High Yield Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Emerging Growth Stock Fund
International Equity Fund
International Equity Index Fund
Large Cap Quantitative Equity Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Equity Fund
Quality Growth Stock Fund

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go

                                                     MORE INFORMATION ABOUT RISK



                                                        PROSPECTUS  123

in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

MORTGAGE-BACKED SECURITY RISK

Balanced Fund
Core Bond Fund
High Quality Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Limited-Term Federal Mortgage Securities Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of a Fund.

SMALLER COMPANY RISK

Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Emerging Growth Stock Fund
International Equity Fund
International Equity Index Fund
Large Cap Quantitative Equity Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Quality Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

TRACKING ERROR RISK

International Equity Index Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the

MORE INFORMATION ABOUT FUND INVESTMENTS



         124  PROSPECTUS

benchmark, regulatory policies, and leverage, may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (except the Money Market Funds) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large cap common stocks that would not ordinarily be consistent with the Fund's objective. In addition, each Bond Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

(RIBBON ICON)
           THIRD-PARTY RATINGS

           The U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund have been rated AAAm by Standard & Poor's
Rating Services and Aaa by Moody's Investor Services, Inc.

The National Association of Insurance Commissioners has approved the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund as eligible investments for insurance companies.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, ("Trusco" or the "Adviser") serves as the investment adviser to the Funds. Seix Advisors, a fixed income division of Trusco Capital Management, Inc., manages the following STI Classic Funds: Core Bond Fund, High Income Fund, High Quality Bond Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix High Yield Fund, Strategic Income Fund, Total Return Bond Fund and U.S. Government Securities Fund, and is located at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management.

For the fiscal year ended March 31, 2006, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:

  Aggressive Growth Stock Fund               1.09%



  Balanced Fund                              0.88%



  Capital Appreciation Fund                  1.00%



  Core Bond Fund                             0.25%
  Emerging Growth Stock Fund                 1.10%



  High Income Fund                           0.59%



  High Quality Bond Fund                     0.41%



  Intermediate Bond Fund                     0.25%
  International Equity Fund                  1.16%



  International Equity Index Fund            0.59%



  Investment Grade Bond Fund                 0.58%



  Large Cap Quantitative Equity Fund         0.88%



  Large Cap Relative Value Fund              0.84%



  Large Cap Value Equity Fund                0.79%




                                                              INVESTMENT ADVISER



                                                        PROSPECTUS  125

  Life Vision Aggressive Growth Fund         0.11%



  Life Vision Conservative Fund              0.00%



  Life Vision Growth and Income Fund         0.11%



  Life Vision Moderate Growth Fund           0.11%



  Limited Duration Fund                      0.10%
  Limited-Term Federal Mortgage Securities
    Fund                                     0.54%



  Mid-Cap Equity Fund                        1.04%



  Mid-Cap Value Equity Fund                  1.06%



  Prime Quality Money Market Fund            0.52%



  Quality Growth Stock Fund                  0.97%



  Seix High Yield Fund                       0.45%
  Short-Term Bond Fund                       0.47%



  Short-Term U.S. Treasury Securities Fund   0.45%



  Small Cap Growth Stock Fund                1.11%



  Small Cap Value Equity Fund                1.14%



  Strategic Income Fund                      0.65%



  Total Return Bond Fund                     0.38%



  Ultra-Short Bond Fund                      0.22%



  U.S. Government Securities Fund            0.58%



  U.S. Government Securities Money Market
    Fund                                     0.55%



  U.S. Government Securities Ultra-Short
    Bond Fund                                0.15%



  U.S. Treasury Money Market Fund            0.56%




For its advisory services to each of the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund, the Adviser is entitled to receive an annual advisory fee of 0.10% based on each Fund's average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses with respect to each Life Vision Fund until at least August 1, 2007 in order to keep total annual operating expenses of each Fund from exceeding the applicable expense cap. If at any point before August 1, 2009, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

Since August 1, 2005 the following breakpoints have been used in computing the advisory fee:

EQUITY FUNDS AND BOND FUNDS

AVERAGE DAILY NET ASSETS        DISCOUNT FROM FULL FEE
------------------------        ----------------------
First $500 million              None - Full Fee
Next $500 million               5%
Over $1 billion                 10%

MONEY MARKET FUNDS

AVERAGE DAILY NET ASSETS        DISCOUNT FROM FULL FEE
------------------------        ----------------------
First $1 billion                None - Full Fee
Next $1.5 billion               5%
Next $2.5 billion               10%
Over $5 billion                 20%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds' asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

  Capital Appreciation Fund                  0.97%
  International Equity Fund                  1.15%
  Large Cap Relative Value Fund              0.85%
  Large Cap Value Equity Fund                0.80%
  Prime Quality Money Market Fund            0.55%
  Seix High Yield Fund                       0.45%
  Small Cap Growth Stock Fund                1.15%
  Small Cap Value Equity Fund                1.15%
  U.S. Treasury Money Market Fund            0.55%

* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Funds' semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser oversees the Subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the Subadviser's adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the

PORTFOLIO MANAGERS



         126  PROSPECTUS

Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

INVESTMENT SUBADVISER

Zevenbergen Capital Investments LLC, 601 Union Street, Seattle, Washington 98101, serves as the Subadviser to the Aggressive Growth Stock Fund and Emerging Growth Stock Fund and manages the portfolios of the Aggressive Growth Stock Fund and Emerging Growth Stock Fund on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. As of June 30, 2006, the Subadviser had approximately $1.2 billion in assets under management. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Subadviser is entitled to receive from the Adviser 0.625% of each of the Aggressive Growth Stock Fund's and Emerging Growth Stock Fund's daily net assets.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Andrew Atkins has served as Equity Portfolio Analyst at Trusco since August 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 31, 2005. He has more than 6 years of investment experience.

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000. He has managed the SMALL CAP VALUE EQUITY FUND since its inception. He has more than 21 years of investment experience.

Mr. Edward E. Best, CFA, has served as Managing Director of Trusco since June 2000. Mr. Best also serves as the senior quantitative equity analyst for Trusco. He has managed the LARGE CAP QUANTITATIVE EQUITY FUND since its inception. He has more than 13 years of investment experience.

Mr. Joseph Calabrese, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND and the U.S. GOVERNMENT SECURITIES FUND since July 2004. He has also co-managed the LIMITED DURATION FUND since its inception, after serving as Portfolio Manager for the Fund's predecessor fund, the Seix Limited Duration Fund. Prior to joining Trusco, Mr. Calabrese served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 1997 to May 2004. He has more than 19 years of investment experience.

Mr. Robert W. Corner has served as Managing Director of Trusco since September 1996. He has co-managed the ULTRA-SHORT BOND FUND since July 2004, after managing the fund since its inception. Mr. Corner has also co-managed the SHORT-TERM BOND FUND since January 2003 and the U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND since July 2004, after managing it since it began operating in April 2002. He has more than 19 years of investment experience.

Mr. Chad Deakins, CFA, has served as Managing Director of Trusco since May 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 2005, after managing the Fund since February 1999. He has managed the INTERNATIONAL EQUITY FUND since May 2000. In addition, he has co-managed the MID-CAP EQUITY FUND since February 2006, after managing the Fund from September 2004 to January 2006 and co-managing the Fund from February 2003 to September 2004. He has more than 12 years of investment experience.

Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1992. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and the EMERGING GROWTH STOCK FUND since their inception. She has more than 23 years of investment experience.

Mr. James P. Foster has served as Managing Director of Trusco since May 2004 and has been with Trusco since 1988. He has co-managed the SMALL CAP GROWTH

                                                              PORTFOLIO MANAGERS



                                                        PROSPECTUS  127

STOCK FUND since June 2006. He has more than 37 years of investment experience.

Mr. Alan Gayle has served as Managing Director of Trusco since July 2000 and Director of Asset Allocation since March 2006. He serves as lead manager of the LIFE VISION AGGRESSIVE GROWTH FUND, LIFE VISION CONSERVATIVE FUND, LIFE VISION GROWTH AND INCOME FUND, LIFE VISION MODERATE GROWTH FUND, LIFE VISION 2015 TARGET DATE FUND, LIFE VISION 2025 TARGET DATE FUND and the LIFE VISION 2035 TARGET DATE FUND since each Fund's inception. He has more than 29 years of investment experience.

Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND since July 2004. He has also co-managed the SEIX HIGH YIELD FUND since its inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. He has more than 20 years of investment experience.

Mr. Greg Hallman has served as Vice President of Trusco since February 2006 after serving as Associate since November 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006. He has more than 7 years of investment experience.

Ms. Kimberly C. Maichle, CFA, has served as Director of Trusco since February 2006 after serving as Vice President since July 1995. She has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006. She has more than 16 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000. Mr. Markunas has managed the LARGE CAP RELATIVE VALUE FUND since its inception. He has more than 22 years of investment experience.

Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND and the STRATEGIC INCOME FUND since July 2004. He has also co-managed the SEIX HIGH YIELD FUND since its inception, after serving as the portfolio manager for that Fund's predecessor. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 21 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005, the SHORT-TERM BOND FUND since January 2003, the ULTRA-SHORT BOND FUND since July 2004 and the U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 24 years of investment experience.

Mr. Brian Nold has served as a Senior High Yield Analyst since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND since August 2006. Prior to joining Trusco, Mr. Nold served as a Senior High Yield Analyst at Seix Investment Advisors, Inc. from March 2003 to May 2004. He has more than 6 years of investment experience.

Ms. Elizabeth G. Pola, CFA, joined Trusco in 1983 and has served as Executive Vice President and Director of Equity Research of Trusco since 2000. She has co-managed the CAPITAL APPRECIATION FUND and the BALANCED FUND equity portion only since December 2005. She has more than 24 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000. He managed the BALANCED FUND (equity portion only) and the CAPITAL APPRECIATION FUND from June 2000 to December 2005 and has co-managed those Funds since December 2005. He has more than 33 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000. He has managed the LARGE CAP VALUE EQUITY FUND since April 1995. He has more than 24 years of investment experience.

Mr. E. Dean Speer, CFA, CPA, has served as Director of Trusco since February 2006 after serving as Vice President since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S.

PORTFOLIO MANAGERS



         128  PROSPECTUS

TREASURY MONEY MARKET FUND since January 2005 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006. He has more than 8 years of investment experience.

Mr. Chad Stephens has served as Vice President of Trusco since December 2000 and has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005, the ULTRA-SHORT BOND FUND since August 2006 and the U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND since August 2006. He has more than 15 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the BALANCED FUND (fixed income portion only), TOTAL RETURN BOND FUND, INVESTMENT GRADE BOND FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND, and U.S. GOVERNMENT SECURITIES FUND since July 2004. He has also co-managed the CORE BOND FUND, the INTERMEDIATE BOND FUND and the LIMITED DURATION FUND since inception, after serving as Portfolio Manager for each Fund's predecessor Fund, the Seix Core Bond Fund, Seix Intermediate Bond Fund and Seix Limited Duration Fund, respectively. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 25 years of investment experience.

Mr. Parker W. Thomas, Jr. has served as Vice President since joining Trusco in April 2004. He has managed the QUALITY GROWTH STOCK FUND since April 2004. Prior to joining Trusco, Mr. Thomas served as Senior Vice President, SunTrust Bank, Nashville from January 1988 to September 2002. From September 2002 to March 2004 he served as Managing Director and Portfolio Manager of Personal Asset Management, for SunTrust Banks Inc. He has more than 33 years of investment experience.

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the BALANCED FUND (fixed income portion only), HIGH QUALITY BOND FUND, TOTAL RETURN BOND FUND, and the INVESTMENT GRADE BOND FUND since July 2004. He has also co-managed the CORE BOND FUND and the INTERMEDIATE BOND FUND since their inception, after serving as a portfolio manager for each Fund's predecessor Fund, the Seix Core Bond Fund and Seix Intermediate Bond Fund, respectively. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.

Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1995. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and the EMERGING GROWTH STOCK FUND since their inception. She has more than 11 years of investment experience.

Mr. Stuart F. Van Arsdale, CFA, has served as Managing Director of Trusco since May 2002. He has co-managed the SMALL CAP GROWTH STOCK FUND since June 2006. Prior to joining Trusco, Mr. Van Arsdale served as Director of Growth Investments for Deprince, Race & Zollo, Inc. from October 1998 to April 2002. He has more than 26 years of investment experience.

Mr. Adrien Webb, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH QUALITY BOND FUND and the STRATEGIC INCOME FUND since October 2004. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 2000 to May 2004. He has more than 11 years of investment experience.

Mr. Don Wordell, CFA, has served as Director of Trusco since December 2005. He has managed the MID-CAP VALUE EQUITY FUND since December 2003, after co-managing it since its inception. He has more than 10 years of investment experience.

Mr. Scott Yuschak, CFA, has served as Vice President and Research Analyst at Trusco since February 2005. He has co-managed the MID-CAP EQUITY FUND since February 2006. Prior to joining Trusco, Mr. Yuschak served as Sector Manager and Equity Analyst at Banc One from July 2000 to February 2005. He has more than 9 years of investment experience.

Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer for the Subadviser since January 1987. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception. She has more than 24 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio managers'

                                              PURCHASING AND SELLING FUND SHARES



                                                        PROSPECTUS  129

compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities in the Funds.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") I Shares of the Funds.

Participants in retirement plans must contact their employee benefits office or their plan's administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan's policies and procedures may be different than those described in this prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

HOW TO PURCHASE FUND SHARES

The Funds offer I Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

- assets of a bona fide trust, or

- assets of a business entity possessing a tax identification number.

As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares.

Shares of the SMALL CAP VALUE EQUITY FUND are no longer available for purchase by new investors. Please refer to the Statement of Additional Information for the definition of "new investor."

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). But you may not do so for shares of the Money Market Funds on days when the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), a Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Money Market Fund or its authorized agent must receive your order in proper form before 3:00 p.m., Eastern Time and receive federal funds (readily available funds) before 6:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTIONS OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities,

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PURCHASING AND SELLING FUND SHARES



         130  PROSPECTUS

and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are not readily available or the Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Equity Funds, except the International Equity Fund and International Equity Index Fund invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

IN-KIND PURCHASES

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also

                                              PURCHASING AND SELLING FUND SHARES



                                                        PROSPECTUS  131

required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request, in proper form.

Redemption orders must be received by the Money Market Funds on any Business Day before 3:00 p.m., Eastern Time. Orders received after this time will be executed the following Business Day.

A MEDALLION SIGNATURE GUARANTEE] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;
- sent to an address or bank account other than the address or bank account of record; or
- sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

MARKET TIMING POLICIES AND PROCEDURES



         132  PROSPECTUS

 ] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Fund receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your shares by check through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 15 calendar days).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

For All Funds Except the Money Market Funds

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign

                                           MARKET TIMING POLICIES AND PROCEDURES



                                                        PROSPECTUS  133

security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

For the Money Market Funds

The Money Market Funds seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Money Market Funds are designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Money Market Funds' investments, and money market instruments in general, and the Money Market Funds' intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Money Market Funds. As a result, the Board has not adopted a Money Market Fund policy or procedures with respect to frequent purchases and redemptions.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser.

DIVIDENDS AND DISTRIBUTIONS



         134  PROSPECTUS

Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

Each Equity Fund distributes its net investment income as follows:

QUARTERLY
-------------------------------------------------------------
Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Emerging Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Relative Value Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
Quality Growth Stock Fund

ANNUALLY
-------------------------------------------------------------
International Equity Fund
International Equity Index Fund

The Bond and Money Market Funds declare dividends daily and pay these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan that qualifies for tax-exempt treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of fund shares resulting in withdrawals from the plan are subject to special tax rules and may be subject to a penalty tax in the case of premature withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of plan withdrawals.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                        PROSPECTUS  135

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

FINANCIAL HIGHLIGHTS



            136  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for each of the three years (or periods) ended October 31, 2003 for the Core Bond, Intermediate Bond, Limited Duration and Seix High Yield Funds and the information for the year ended May 31, 2001 for all other Funds, which has been audited by predecessor independent accounting firms, one of which has ceased operations. The Reports of the Independent Registered Public Accounting Firm for each period shown, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

                                      NET ASSET                      NET REALIZED                     DIVIDENDS
                                       VALUE,           NET         AND UNREALIZED                     FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------    -------------    --------------    ----------        ------        -------------
AGGRESSIVE GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006.......   $ 9.89          (0.07)(a)         2.42(a)         2.35              --*               --
    Period Ended March 31, 2005.....   $10.00          (0.06)(a)        (0.05)(a)       (0.11)             --                --
    Period Ended May 31, 2004(b)....   $10.00          (0.02)(a)         0.02(a)           --              --                --

CAPITAL APPRECIATION FUND
  I SHARES
    Year Ended March 31, 2006.......   $12.22           0.03(a)          0.86(a)         0.89           (0.02)            (0.26)
    Period Ended March 31, 2005.....   $12.33           0.03(a)          0.07(a)         0.10           (0.03)            (0.18)
    Year Ended May 31, 2004.........   $11.02          (0.03)(a)         1.34(a)         1.31              --                --
    Year Ended May 31, 2003.........   $12.24          (0.03)(a)        (1.19)(a)       (1.22)             --                --
    Year Ended May 31, 2002.........   $13.89             --            (1.53)          (1.53)             --             (0.12)
    Year Ended May 31, 2001.........   $17.12          (0.05)           (0.38)          (0.43)             --             (2.80)

EMERGING GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006.......   $ 9.38          (0.09)(a)         3.54(a)         3.45              --                --
    Period Ended March 31, 2005.....   $ 9.60          (0.08)(a)        (0.14)(a)       (0.22)             --                --
    Period Ended May 31, 2004(b)....   $10.00          (0.03)(a)        (0.37)(a)       (0.40)             --                --

INTERNATIONAL EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......   $11.77           0.16             2.72            2.88           (0.16)               --
    Period Ended March 31, 2005.....   $10.15           0.06             1.67            1.73           (0.11)               --
    Year Ended May 31, 2004.........   $ 8.00           0.10(a)          2.19(a)         2.29           (0.14)               --
    Year Ended May 31, 2003.........   $ 9.31           0.07            (1.32)          (1.25)          (0.06)               --
    Year Ended May 31, 2002.........   $10.19           0.19            (1.07)          (0.88)             --                --
    Year Ended May 31, 2001.........   $12.56             --            (1.22)          (1.22)          (0.04)            (1.11)

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
AGGRESSIVE GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006.......         --*
    Period Ended March 31, 2005.....         --
    Period Ended May 31, 2004(b)....         --
CAPITAL APPRECIATION FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.28)
    Period Ended March 31, 2005.....      (0.21)
    Year Ended May 31, 2004.........         --
    Year Ended May 31, 2003.........         --
    Year Ended May 31, 2002.........      (0.12)
    Year Ended May 31, 2001.........      (2.80)
EMERGING GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006.......         --
    Period Ended March 31, 2005.....         --
    Period Ended May 31, 2004(b)....         --
INTERNATIONAL EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.16)
    Period Ended March 31, 2005.....      (0.11)
    Year Ended May 31, 2004.........      (0.14)
    Year Ended May 31, 2003.........      (0.06)
    Year Ended May 31, 2002.........         --
    Year Ended May 31, 2001.........      (1.15)

*   Amount less than $0.005.

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

# The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

(a) Per share data calculated using average shares outstanding method.

(b) Commenced operations on February 23, 2004.

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  137

                                           NET ASSETS,
    NET ASSET VALUE,       TOTAL             END OF
     END OF PERIOD        RETURN+         PERIOD (000)
     -------------        -------         ------------
         $12.24             23.77%         $  254,412
         $ 9.89             (1.10)%        $   58,988
         $10.00                --%         $   20,501

         $12.83              7.33%         $1,296,236
         $12.22              0.76%         $1,493,213
         $12.33             11.89%         $1,248,636
         $11.02             (9.97)%        $1,090,549
         $12.24            (11.06)%        $1,204,445
         $13.89             (3.74)%        $1,177,933

         $12.83             36.78%         $   48,369
         $ 9.38             (2.29)%        $   20,494
         $ 9.60             (4.00)%        $   12,891

         $14.49             24.47%#        $  926,845
         $11.77             17.09%         $  480,731
         $10.15             28.64%         $  332,180
         $ 8.00            (13.40)%        $  191,041
         $ 9.31             (8.64)%        $  252,991
         $10.19            (10.79)%        $  208,120

                                                      RATIO OF EXPENSES
                                RATIO OF NET           TO AVERAGE NET
         RATIO OF NET        INVESTMENT INCOME        ASSETS (EXCLUDING
         EXPENSES TO         (LOSS) TO AVERAGE     WAIVERS, REIMBURSEMENTS        PORTFOLIO
     AVERAGE NET ASSETS++       NET ASSETS++        AND EXPENSE OFFSET)++       TURNOVER RATE+
     --------------------       ------------        ---------------------       --------------
             1.19%                 (0.61)%                  1.23%                     30%
             1.22%                 (0.79)%                  1.45%                     42%
             1.22%                 (0.74)%                  1.61%                      2%
             1.06%                  0.22%                   1.07%                     74%
             1.19%                  0.31%                   1.21%                     72%
             1.23%                 (0.25)%                  1.24%                    106%
             1.22%                 (0.32)%                  1.24%                     69%
             1.22%                 (0.54)%                  1.24%                     75%
             1.21%                 (0.29)%                  1.24%                     75%
             1.20%                 (0.84)%                  1.24%                    107%
             1.23%                 (1.03)%                  1.51%                     64%
             1.22%                 (1.04)%                  1.69%                     11%
             1.31%                  1.40%                   1.32%                     59%
             1.38%                  0.85%                   1.38%                     39%
             1.41%                  1.08%                   1.41%                     58%
             1.46%                  0.83%                   1.46%                     89%
             1.48%                  0.48%                   1.48%                    102%
             1.45%                  0.50%                   1.45%                     68%

FINANCIAL HIGHLIGHTS


            138  PROSPECTUS

                                      NET ASSET                      NET REALIZED                     DIVIDENDS
                                       VALUE,           NET         AND UNREALIZED                     FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------    -------------    --------------    ----------        ------        -------------
INTERNATIONAL EQUITY INDEX FUND
  I SHARES
    Year Ended March 31, 2006.......   $12.83           0.25             2.94            3.19           (0.21)               --
    Period Ended March 31, 2005.....   $11.11           0.08(a)          1.88(a)         1.96           (0.24)               --
    Year Ended May 31, 2004.........   $ 8.39           0.14(a)          2.71(a)         2.85           (0.13)               --
    Year Ended May 31, 2003.........   $ 9.76           0.10(a)         (1.43)(a)       (1.33)          (0.04)               --
    Year Ended May 31, 2002.........   $11.18           0.04            (1.43)          (1.39)          (0.03)               --
    Year Ended May 31, 2001.........   $13.97           0.06            (2.69)          (2.63)          (0.07)            (0.09)

LARGE CAP QUANTITATIVE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......   $13.25           0.01(a)          1.55(a)         1.56              --**           (1.06)
    Period Ended March 31, 2005.....   $12.08          (0.02)(a)         1.91(a)         1.89              --             (0.72)
    Period Ended May 31, 2004(b)....   $10.00          (0.02)(a)         2.35(a)         2.33              --             (0.25)

LARGE CAP RELATIVE VALUE FUND
  I SHARES
    Year Ended March 31, 2006.......   $16.07           0.18             1.83            2.01           (0.18)            (0.70)
    Period Ended March 31, 2005.....   $14.72           0.17             1.74            1.91           (0.18)            (0.38)
    Year Ended May 31, 2004.........   $12.21           0.14(a)          2.50(a)         2.64           (0.13)               --
    Year Ended May 31, 2003.........   $13.80           0.13            (1.60)          (1.47)          (0.12)               --
    Year Ended May 31, 2002.........   $15.05           0.09            (1.26)          (1.17)          (0.08)               --
    Year Ended May 31, 2001.........   $15.53           0.07            (0.04)           0.03           (0.08)            (0.43)

LARGE CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......   $12.59           0.23             1.26            1.49           (0.23)               --
    Period Ended March 31, 2005.....   $11.47           0.15             1.15            1.30           (0.18)               --
    Year Ended May 31, 2004.........   $ 9.73           0.15(a)          1.74(a)         1.89           (0.15)               --
    Year Ended May 31, 2003.........   $11.05           0.15            (1.33)          (1.18)          (0.14)               --
    Year Ended May 31, 2002.........   $11.61           0.12            (0.56)          (0.44)          (0.12)               --
    Year Ended May 31, 2001.........   $10.38           0.19             1.24            1.43           (0.20)               --

MID-CAP EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......   $12.03           0.07             2.26            2.33           (0.07)            (0.62)
    Period Ended March 31, 2005.....   $10.32           0.07             1.70            1.77           (0.06)               --
    Year Ended May 31, 2004.........   $ 8.74           0.06(a)          1.57(a)         1.63           (0.05)               --
    Year Ended May 31, 2003.........   $ 9.79          (0.03)(a)        (1.02)(a)*      (1.05)*            --                --
    Year Ended May 31, 2002.........   $10.95           0.01            (1.17)          (1.16)             --                --
    Year Ended May 31, 2001.........   $14.10          (0.03)           (0.61)          (0.64)             --             (2.51)

MID-CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......   $12.27           0.13             2.15            2.28           (0.13)            (1.28)
    Period Ended March 31, 2005.....   $10.95           0.11             1.33            1.44           (0.12)               --
    Year Ended May 31, 2004.........   $ 8.62           0.05(a)          2.33(a)         2.38           (0.05)               --
    Year Ended May 31, 2003.........   $10.95           0.05            (2.16)          (2.11)          (0.04)            (0.18)
    Period Ended May 31, 2002(c)....   $10.00           0.02             0.94            0.96           (0.01)               --

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
INTERNATIONAL EQUITY INDEX FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.21)
    Period Ended March 31, 2005.....      (0.24)
    Year Ended May 31, 2004.........      (0.13)
    Year Ended May 31, 2003.........      (0.04)
    Year Ended May 31, 2002.........      (0.03)
    Year Ended May 31, 2001.........      (0.16)
LARGE CAP QUANTITATIVE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......      (1.06)
    Period Ended March 31, 2005.....      (0.72)
    Period Ended May 31, 2004(b)....      (0.25)
LARGE CAP RELATIVE VALUE FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.88)
    Period Ended March 31, 2005.....      (0.56)
    Year Ended May 31, 2004.........      (0.13)
    Year Ended May 31, 2003.........      (0.12)
    Year Ended May 31, 2002.........      (0.08)
    Year Ended May 31, 2001.........      (0.51)
LARGE CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.23)
    Period Ended March 31, 2005.....      (0.18)
    Year Ended May 31, 2004.........      (0.15)
    Year Ended May 31, 2003.........      (0.14)
    Year Ended May 31, 2002.........      (0.12)
    Year Ended May 31, 2001.........      (0.20)
MID-CAP EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.69)
    Period Ended March 31, 2005.....      (0.06)
    Year Ended May 31, 2004.........      (0.05)
    Year Ended May 31, 2003.........         --
    Year Ended May 31, 2002.........         --
    Year Ended May 31, 2001.........      (2.51)
MID-CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......      (1.41)
    Period Ended March 31, 2005.....      (0.12)
    Year Ended May 31, 2004.........      (0.05)
    Year Ended May 31, 2003.........      (0.22)
    Period Ended May 31, 2002(c)....      (0.01)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

# The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

(a) Per share data calculated using average shares outstanding method.

(b) Commenced operations on August 7, 2003.

(c) Commenced operations on November 30, 2001.

*   Includes redemption fees of $0.01.

**  Amount less than $0.005.

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  139

                                           NET ASSETS,
    NET ASSET VALUE,       TOTAL             END OF
     END OF PERIOD        RETURN+         PERIOD (000)
     -------------        -------         ------------
         $15.81             25.06%#        $  774,008
         $12.83             17.68%         $  517,993
         $11.11             34.07%         $  351,163
         $ 8.39            (13.63)%        $  248,770
         $ 9.76            (12.43)%        $  287,944
         $11.18            (18.90)%        $  236,862

         $13.75             12.17%         $  284,727
         $13.25             15.84%         $   93,204
         $12.08             23.43%         $   66,812

         $17.20             12.76%         $1,396,362
         $16.07             12.98%         $1,010,717
         $14.72             21.76%         $  782,665
         $12.21            (10.58)%        $  598,862
         $13.80             (7.80)%        $  792,557
         $15.05              0.11%         $  867,664

         $13.85             11.93%         $  766,547
         $12.59             11.42%         $  792,677
         $11.47             19.58%         $  715,928
         $ 9.73            (10.54)%        $  681,899
         $11.05             (3.68)%        $  686,014
         $11.61             14.09%         $  704,842

         $13.67             19.68%         $  410,459
         $12.03             17.17%         $  214,660
         $10.32             18.70%         $  177,128
         $ 8.74            (10.73)%        $  118,092
         $ 9.79            (10.59)%        $  171,813
         $10.95             (6.92)%        $  156,111

         $13.14             19.49%         $  243,534
         $12.27             13.25%         $  209,088
         $10.95             27.71%         $  147,185
         $ 8.62            (19.05)%        $   99,854
         $10.95              9.65%         $  174,859

                                                      RATIO OF EXPENSES
                                RATIO OF NET           TO AVERAGE NET
         RATIO OF NET        INVESTMENT INCOME        ASSETS (EXCLUDING
         EXPENSES TO             TO AVERAGE        WAIVERS, REIMBURSEMENTS        PORTFOLIO
     AVERAGE NET ASSETS++       NET ASSETS++        AND EXPENSE OFFSET)++       TURNOVER RATE+
     --------------------       ------------        ---------------------       --------------
             0.76%                  1.84%                   0.78%                      7%
             0.97%                  0.81%                   1.06%                     21%
             0.98%                  1.38%                   1.07%                     10%
             1.03%                  1.26%                   1.12%                     25%
             1.04%                  0.63%                   1.12%                     35%
             1.06%                  0.40%                   1.09%                     13%
             0.99%                  0.07%                   1.02%                    432%
             1.11%                 (0.19)%                  1.26%                    346%
             1.13%                 (0.22)%                  1.33%                    344%
             0.90%                  1.15%                   0.90%                     55%
             0.96%                  1.23%                   0.96%                     44%
             1.00%                  1.03%                   1.00%                     51%
             0.99%                  1.05%                   0.99%                     52%
             0.99%                  0.63%                   0.99%                     68%
             0.99%                  0.49%                   0.99%                     73%
             0.85%                  1.74%                   0.86%                    104%
             0.86%                  1.52%                   0.86%                     87%
             0.90%                  1.40%                   0.90%                     67%
             0.89%                  1.68%                   0.89%                     46%
             0.90%                  1.13%                   0.90%                     60%
             0.90%                  1.70%                   0.90%                     77%
             1.12%                  0.63%                   1.13%                    138%
             1.20%                  0.64%                   1.22%                     68%
             1.23%                  0.64%                   1.26%                    126%
             1.22%                 (0.31)%                  1.25%                    144%
             1.22%                 (0.18)%                  1.24%                     87%
             1.21%                 (0.24)%                  1.25%                    100%
             1.13%                  1.03%                   1.16%                    169%
             1.22%                  1.19%                   1.32%                    117%
             1.26%                  0.53%                   1.36%                     95%
             1.25%                  0.63%                   1.35%                     71%
             1.27%                  0.29%                   1.37%                     30%

FINANCIAL HIGHLIGHTS


            140  PROSPECTUS

                                      NET ASSET                      NET REALIZED                     DIVIDENDS
                                       VALUE,           NET         AND UNREALIZED                     FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------    -------------    --------------    ----------        ------        -------------
QUALITY GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006.......   $24.14             --             1.82            1.82           (0.13)               --
    Period Ended March 31, 2005.....   $23.31           0.10(a)          0.77(a)         0.87           (0.04)               --
    Year Ended May 31, 2004.........   $20.78          (0.06)(a)         2.59(a)         2.53              --                --
    Year Ended May 31, 2003.........   $23.25             --(a)         (2.47)(a)       (2.47)             --                --
    Year Ended May 31, 2002.........   $26.74          (0.02)           (3.47)          (3.49)             --                --
    Year Ended May 31, 2001.........   $33.10          (0.03)           (6.33)          (6.36)             --                --

SMALL CAP GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006.......   $19.99          (0.14)(a)         5.46(a)         5.32              --             (1.66)
    Period Ended March 31, 2005.....   $20.25          (0.08)(a)         2.27(a)         2.19              --             (2.45)
    Year Ended May 31, 2004.........   $15.19          (0.16)(a)         5.22(a)         5.06              --                --
    Year Ended May 31, 2003.........   $17.28          (0.12)(a)        (1.72)(a)       (1.84)             --             (0.25)
    Year Ended May 31, 2002.........   $18.37             --            (1.02)          (1.02)             --             (0.07)
    Year Ended May 31, 2001.........   $18.30          (0.18)            1.71            1.53              --             (1.46)

SMALL CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......   $19.86           0.10             5.39            5.49           (0.10)            (4.32)
    Period Ended March 31, 2005.....   $18.26           0.04(a)          3.15(a)         3.19           (0.06)            (1.53)
    Year Ended May 31, 2004.........   $13.73           0.06(a)          4.53(a)         4.59           (0.06)               --
    Year Ended May 31, 2003.........   $14.54           0.08            (0.82)          (0.74)          (0.07)               --
    Year Ended May 31, 2002.........   $12.21           0.08             2.35            2.43           (0.10)               --
    Year Ended May 31, 2001.........   $ 9.13           0.17             3.07            3.24           (0.16)               --

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
QUALITY GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.13)
    Period Ended March 31, 2005.....      (0.04)
    Year Ended May 31, 2004.........         --
    Year Ended May 31, 2003.........         --
    Year Ended May 31, 2002.........         --
    Year Ended May 31, 2001.........         --
SMALL CAP GROWTH STOCK FUND
  I SHARES
    Year Ended March 31, 2006.......      (1.66)
    Period Ended March 31, 2005.....      (2.45)
    Year Ended May 31, 2004.........         --
    Year Ended May 31, 2003.........      (0.25)
    Year Ended May 31, 2002.........      (0.07)
    Year Ended May 31, 2001.........      (1.46)
SMALL CAP VALUE EQUITY FUND
  I SHARES
    Year Ended March 31, 2006.......      (4.42)
    Period Ended March 31, 2005.....      (1.59)
    Year Ended May 31, 2004.........      (0.06)
    Year Ended May 31, 2003.........      (0.07)
    Year Ended May 31, 2002.........      (0.10)
    Year Ended May 31, 2001.........      (0.16)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Per share data calculated using average shares outstanding method.

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  141

                                           NET ASSETS,
    NET ASSET VALUE,       TOTAL             END OF
     END OF PERIOD        RETURN+         PERIOD (000)
     -------------        -------         ------------
         $25.83              7.54%         $   74,481
         $24.14              3.74%         $   98,982
         $23.31             12.18%         $  144,732
         $20.78            (10.62)%        $  198,429
         $23.25            (13.05)%        $  244,707
         $26.74            (19.21)%        $  460,311

         $23.65             27.55%         $1,641,681
         $19.99             10.60%         $  940,775
         $20.25             33.31%         $  789,650
         $15.19            (10.50)%        $  567,714
         $17.28             (5.55)%        $  593,211
         $18.37              8.33%         $  508,857

         $20.93             30.70%         $  762,709
         $19.86             17.57%         $  726,904
         $18.26             33.56%         $  682,567
         $13.73             (5.09)%        $  518,468
         $14.54             20.06%         $  614,199
         $12.21             35.90%         $  401,900

                                                      RATIO OF EXPENSES
                                RATIO OF NET           TO AVERAGE NET
         RATIO OF NET        INVESTMENT INCOME        ASSETS (EXCLUDING
         EXPENSES TO             TO AVERAGE        WAIVERS, REIMBURSEMENTS        PORTFOLIO
     AVERAGE NET ASSETS++       NET ASSETS++        AND EXPENSE OFFSET)++       TURNOVER RATE
     --------------------       ------------        ---------------------       -------------
             1.07%                  0.21%                   1.08%                     82%
             1.22%                  0.52%                   1.25%                     51%
             1.25%                 (0.28)%                  1.25%                     49%
             1.24%                 (0.01)%                  1.24%                     58%
             1.24%                 (0.10)%                  1.24%                     69%
             1.24%                 (0.10)%                  1.25%                    103%
             1.17%                 (0.66)%                  1.18%                     98%
             1.22%                 (0.46)%                  1.22%                     70%
             1.25%                 (0.83)%                  1.25%                    107%
             1.24%                 (0.87)%                  1.24%                     96%
             1.25%                 (1.01)%                  1.25%                    100%
             1.24%                 (0.95)%                  1.25%                    112%
             1.20%                  0.48%                   1.20%                     58%
             1.21%                  0.22%                   1.21%                     17%
             1.25%                  0.38%                   1.25%                     44%
             1.24%                  0.64%                   1.24%                     29%
             1.25%                  0.67%                   1.25%                     29%
             1.25%                  1.72%                   1.25%                     86%

FINANCIAL HIGHLIGHTS


            142  PROSPECTUS

                                      NET ASSET                      NET REALIZED                     DIVIDENDS
                                       VALUE,           NET         AND UNREALIZED                     FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------    -------------    --------------    ----------        ------        -------------
BALANCED FUND
  I SHARES
    Year Ended March 31, 2006.......   $12.29          0.24              0.37            0.61           (0.23)            (0.79)
    Period Ended March 31, 2005**...   $12.23          0.18              0.21            0.39           (0.21)            (0.12)
    Year Ended May 31, 2004.........   $11.92          0.18(a)           0.32(a)         0.50           (0.19)               --
    Year Ended May 31, 2003.........   $12.18          0.20             (0.23)          (0.03)          (0.23)               --
    Year Ended May 31, 2002.........   $13.18          0.23             (0.65)          (0.42)          (0.24)            (0.34)
    Year Ended May 31, 2001.........   $13.37          0.30              0.12            0.42           (0.31)            (0.30)

LIFE VISION AGGRESSIVE GROWTH
  FUND(B)
  I SHARES
    Year Ended March 31, 2006.......   $11.07          0.14              1.38            1.52           (0.14)            (0.13)
    Period Ended March 31, 2005.....   $10.25          0.12              0.82            0.94           (0.12)               --
    Year Ended May 31, 2004.........   $ 8.55          0.04(a)           1.70(a)         1.74           (0.04)*              --
    Year Ended May 31, 2003.........   $ 9.57          0.03             (1.02)          (0.99)          (0.03)               --
    Year Ended May 31, 2002.........   $10.31          0.02             (0.74)          (0.72)          (0.02)               --
    Year Ended May 31, 2001.........   $11.61          0.11              0.23            0.34           (0.12)            (1.52)

LIFE VISION CONSERVATIVE FUND(B)
  I SHARES
    Year Ended March 31, 2006.......   $11.09          0.37              0.17            0.54           (0.36)            (0.06)
    Period Ended March 31, 2005.....   $10.87          0.28              0.28            0.56           (0.30)            (0.04)
    Period Ended May 31, 2004(c)....   $10.71          0.15(a)           0.14(a)         0.29           (0.13)               --

LIFE VISION GROWTH AND INCOME
  FUND(B)
  I SHARES
    Year Ended March 31, 2006.......   $11.41          0.23              1.02            1.25           (0.23)               --
    Period Ended March 31, 2005.....   $10.76          0.16              0.67            0.83           (0.18)               --
    Year Ended May 31, 2004.........   $ 9.33          0.14(a)           1.43(a)         1.57           (0.14)               --
    Year Ended May 31, 2003.........   $ 9.98          0.13             (0.65)          (0.52)          (0.13)               --
    Year Ended May 31, 2002.........   $10.42          0.12             (0.43)          (0.31)          (0.13)               --
    Year Ended May 31, 2001.........   $10.50          0.24              0.40            0.64           (0.25)            (0.47)

LIFE VISION MODERATE GROWTH FUND(B)
  I SHARES
    Year Ended March 31, 2006.......   $10.49          0.29              0.59            0.88           (0.28)            (0.24)
    Period Ended March 31, 2005.....   $10.06          0.20              0.50            0.70           (0.22)            (0.05)
    Year Ended May 31, 2004.........   $ 9.02          0.16(a)           1.04(a)         1.20           (0.16)               --
    Year Ended May 31, 2003.........   $ 9.40          0.16             (0.38)          (0.22)          (0.16)               --
    Year Ended May 31, 2002.........   $ 9.73          0.17             (0.32)          (0.15)          (0.18)               --
    Year Ended May 31, 2001.........   $10.61          0.32              0.20            0.52           (0.34)            (1.06)

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
BALANCED FUND
  I SHARES
    Year Ended March 31, 2006.......      (1.02)
    Period Ended March 31, 2005**...      (0.33)
    Year Ended May 31, 2004.........      (0.19)
    Year Ended May 31, 2003.........      (0.23)
    Year Ended May 31, 2002.........      (0.58)
    Year Ended May 31, 2001.........      (0.61)
LIFE VISION AGGRESSIVE GROWTH
  FUND(B)
  I SHARES
    Year Ended March 31, 2006.......      (0.27)
    Period Ended March 31, 2005.....      (0.12)
    Year Ended May 31, 2004.........      (0.04)*
    Year Ended May 31, 2003.........      (0.03)
    Year Ended May 31, 2002.........      (0.02)
    Year Ended May 31, 2001.........      (1.64)
LIFE VISION CONSERVATIVE FUND(B)
  I SHARES
    Year Ended March 31, 2006.......      (0.42)
    Period Ended March 31, 2005.....      (0.34)
    Period Ended May 31, 2004(c)....      (0.13)
LIFE VISION GROWTH AND INCOME
  FUND(B)
  I SHARES
    Year Ended March 31, 2006.......      (0.23)
    Period Ended March 31, 2005.....      (0.18)
    Year Ended May 31, 2004.........      (0.14)
    Year Ended May 31, 2003.........      (0.13)
    Year Ended May 31, 2002.........      (0.13)
    Year Ended May 31, 2001.........      (0.72)
LIFE VISION MODERATE GROWTH FUND(B)
  I SHARES
    Year Ended March 31, 2006.......      (0.52)
    Period Ended March 31, 2005.....      (0.27)
    Year Ended May 31, 2004.........      (0.16)
    Year Ended May 31, 2003.........      (0.16)
    Year Ended May 31, 2002.........      (0.18)
    Year Ended May 31, 2001.........      (1.40)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

+++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

# The Fund's total return consists of a voluntary reimbursement by the Investment Adviser and affiliates of 0.09% for a realized investment loss. Excluding this reimbursement, total return would have been 5.01%.

(a) Per share data calculated using average shares outstanding method.

(b) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The expense ratios do not include such expenses.

(c) Commenced operations on November 6, 2003.

*   Includes return of capital of $0.003.

** Effective June 1, 2004, the Balanced Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  143

                                           NET ASSETS,
    NET ASSET VALUE,       TOTAL             END OF
     END OF PERIOD        RETURN+         PERIOD (000)
     -------------        -------         ------------
         $11.88              5.10%          $ 69,616
         $12.29              3.14%#         $195,680
         $12.23              4.24%          $244,042
         $11.92             (0.14)%         $228,475
         $12.18             (3.29)%         $241,604
         $13.18              3.24%          $209,316

         $12.32             13.90%          $ 52,765
         $11.07              9.15%          $ 43,283
         $10.25             20.34%          $ 38,468
         $ 8.55            (10.36)%         $ 28,681
         $ 9.57             (6.96)%         $ 34,398
         $10.31              3.07%          $ 23,936

         $11.21              4.96%          $  3,066
         $11.09              5.18%          $    414
         $10.87              2.68%          $     30

         $12.43             11.05%          $ 97,964
         $11.41              7.77%          $ 87,520
         $10.76             16.92%          $ 75,083
         $ 9.33             (5.16)%         $ 59,449
         $ 9.98             (2.97)%         $ 77,395
         $10.42              6.31%          $ 37,550

         $10.85              8.48%          $158,301
         $10.49              6.98%          $132,522
         $10.06             13.35%          $121,659
         $ 9.02             (2.21)%         $ 93,722
         $ 9.40             (1.52)%         $ 88,592
         $ 9.73              5.28%          $ 73,429

                                                      RATIO OF EXPENSES
                                RATIO OF NET           TO AVERAGE NET
         RATIO OF NET        INVESTMENT INCOME        ASSETS (EXCLUDING
         EXPENSES TO             TO AVERAGE        WAIVERS, REIMBURSEMENTS        PORTFOLIO
     AVERAGE NET ASSETS++       NET ASSETS++        AND EXPENSE OFFSET)++       TURNOVER RATE
     --------------------       ------------        ---------------------       -------------
             0.97%                  1.73%                    0.99%                   133%
             0.99%                  1.68%                    1.02%                   140%
             1.02%                  1.50%                    1.05%                   116%
             1.02%                  1.74%                    1.05%                   102%
             1.02%                  1.78%                    1.05%                    95%
             1.01%                  2.24%                    1.05%                    99%
             0.21%                  1.30%                    0.26%                    31%
             0.21%                  1.32%                    0.34%                    29%
             0.25%                  0.39%                    0.39%                    44%
             0.25%                  0.33%                    0.40%                    50%
             0.25%                  0.17%                    0.41%                   101%
             0.25%                  1.05%                    0.43%                   202%
             0.20%                  3.58%                    0.56%                    29%
             0.17%                  3.29%                    1.52%                   121%
             0.25%                  2.41%                   85.33%+++                138%
             0.19%                  1.96%                    0.24%                    34%
             0.22%                  1.82%                    0.33%                    59%
             0.25%                  1.38%                    0.36%                    97%
             0.25%                  1.46%                    0.37%                   139%
             0.25%                  1.25%                    0.39%                   166%
             0.25%                  2.41%                    0.39%                   286%
             0.18%                  2.63%                    0.22%                    34%
             0.21%                  2.32%                    0.32%                    83%
             0.25%                  1.65%                    0.36%                   109%
             0.25%                  1.87%                    0.36%                   101%
             0.25%                  1.81%                    0.36%                   202%
             0.25%                  3.04%                    0.37%                   247%

FINANCIAL HIGHLIGHTS



            144  PROSPECTUS

                             NET ASSET                    NET REALIZED                 DIVIDENDS                        TOTAL
                              VALUE,          NET        AND UNREALIZED                 FROM NET    DISTRIBUTIONS     DIVIDENDS
                             BEGINNING    INVESTMENT     GAINS (LOSSES)   TOTAL FROM   INVESTMENT   FROM REALIZED        AND
                             OF PERIOD   INCOME (LOSS)   ON INVESTMENTS   OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS
                             ---------   -------------   --------------   ----------     ------     -------------   -------------
LIFE VISION TARGET DATE
  2015 FUND(A)
  I SHARES
    Period Ended March 31,
      2006(b)..............   $10.00          0.17            0.82           0.99         (0.13)           --           (0.13)

LIFE VISION TARGET DATE
  2025 FUND(A)
  I SHARES
    Period Ended March 31,
      2006(c)..............   $10.00          0.13            1.10           1.23         (0.12)           --           (0.12)

LIFE VISION TARGET DATE
  2035 FUND(A)
  I SHARES
    Period Ended March 31,
      2006(d)..............   $10.00          0.13            0.88           1.01         (0.12)           --           (0.12)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

+++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(a) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The expense ratios do not include such expenses.

(b) Commenced operations on October 12, 2005.

(c) Commenced operations on October 21, 2005.

(d) Commenced operations on November 2, 2005.

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  145

                                           NET ASSETS,
    NET ASSET VALUE,       TOTAL             END OF
     END OF PERIOD        RETURN+         PERIOD (000)
     -------------        -------         ------------
         $10.86             9.94%            $  270

         $11.11            12.33%            $1,110

         $10.89            10.14%            $  590

                                                      RATIO OF EXPENSES
                                RATIO OF NET           TO AVERAGE NET
         RATIO OF NET        INVESTMENT INCOME        ASSETS (EXCLUDING
         EXPENSES TO         (LOSS) TO AVERAGE     WAIVERS, REIMBURSEMENTS        PORTFOLIO
     AVERAGE NET ASSETS++       NET ASSETS++        AND EXPENSE OFFSET)++       TURNOVER RATE+
     --------------------       ------------        ---------------------       --------------
             0.20%                  2.71%                   13.92%+++                 25%
             0.20%                  2.28%                   11.64%+++                 17%
             0.20%                  2.45%                   10.98%+++                 40%

FINANCIAL HIGHLIGHTS


            146  PROSPECTUS

                                         NET ASSET                    NET REALIZED                   DIVIDENDS
                                          VALUE,          NET        AND UNREALIZED                   FROM NET      DISTRIBUTIONS
                                         BEGINNING    INVESTMENT     GAINS (LOSSES)   TOTAL FROM     INVESTMENT     FROM REALIZED
                                         OF PERIOD   INCOME (LOSS)   ON INVESTMENTS   OPERATIONS       INCOME       CAPITAL GAINS
                                         ---------   -------------   --------------   ----------       ------       -------------
CORE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........   $10.12          0.41           (0.24)          0.17          (0.42)           (0.01)
    Period Ended March 31, 2005........   $10.30          0.15           (0.14)          0.01          (0.14)           (0.05)
    Year Ended October 31, 2004*.......   $10.31          0.31            0.23           0.54          (0.32)           (0.23)
    Year Ended October 31, 2003........   $10.00          0.30            0.35           0.65          (0.34)              --
    Year Ended October 31, 2002........   $10.34          0.42           (0.29)          0.13          (0.42)           (0.05)
    Year Ended October 31, 2001........   $ 9.66          0.59            0.70           1.29          (0.61)              --

HIGH INCOME FUND
  I SHARES
    Year Ended March 31, 2006..........   $ 7.38          0.55           (0.03)          0.52          (0.55)           (0.38)
    Period Ended March 31, 2005**......   $ 7.38          0.46            0.21           0.67          (0.46)           (0.21)
    Year Ended May 31, 2004............   $ 7.16          0.62(a)         0.22(a)        0.84          (0.62)              --
    Year Ended May 31, 2003............   $ 7.25          0.61           (0.09)          0.52          (0.61)              --
    Period Ended May 31, 2002(b).......   $ 7.37          0.39           (0.12)          0.27          (0.39)              --

HIGH QUALITY BOND FUND
  I SHARES
    Year Ended March 31, 2006..........   $ 9.85          0.37           (0.22)          0.15          (0.35)              --
    Period Ended March 31, 2005**......   $ 9.84          0.21            0.02           0.23          (0.21)           (0.01)
    Period Ended May 31, 2004 (c)......   $10.00          0.12(a)        (0.16)(a)      (0.04)         (0.12)              --

INTERMEDIATE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........   $10.08          0.38           (0.21)          0.17          (0.39)           (0.01)
    Period Ended March 31, 2005........   $10.37          0.14           (0.21)         (0.07)         (0.14)           (0.08)
    Year Ended October 31, 2004*.......   $10.23          0.34            0.14           0.48          (0.34)              --
    Year Ended October 31, 2003........   $10.12          0.37            0.15           0.52          (0.41)              --
    Year Ended October 31, 2002........   $10.63          0.47           (0.23)          0.24          (0.50)           (0.25)
    Year Ended October 31, 2001........   $ 9.96          0.57            0.68           1.25          (0.58)              --

                                             TOTAL
                                           DIVIDENDS
                                              AND
                                         DISTRIBUTIONS
                                         -------------
CORE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.43)
    Period Ended March 31, 2005........      (0.19)
    Year Ended October 31, 2004*.......      (0.55)
    Year Ended October 31, 2003........      (0.34)
    Year Ended October 31, 2002........      (0.47)
    Year Ended October 31, 2001........      (0.61)
HIGH INCOME FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.93)
    Period Ended March 31, 2005**......      (0.67)
    Year Ended May 31, 2004............      (0.62)
    Year Ended May 31, 2003............      (0.61)
    Period Ended May 31, 2002(b).......      (0.39)
HIGH QUALITY BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.35)
    Period Ended March 31, 2005**......      (0.22)
    Period Ended May 31, 2004 (c)......      (0.12)
INTERMEDIATE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.40)
    Period Ended March 31, 2005........      (0.22)
    Year Ended October 31, 2004*.......      (0.34)
    Year Ended October 31, 2003........      (0.41)
    Year Ended October 31, 2002........      (0.75)
    Year Ended October 31, 2001........      (0.58)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Per share data calculated using average shares method.

(b) Commenced operations on October 3, 2001.

(c) Commenced operations on October 27, 2003.

* Effective November 1, 2003, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

                                                                                                              CHANGE TO RATIO
                                                                                                             OF NET INVESTMENT
                                                                                         CHANGE TO NET       INCOME TO AVERAGE
                                                                    CHANGE TO NET         REALIZED AND           NET ASSETS
                                                                      INVESTMENT        UNREALIZED GAINS     ------------------
                                                                   INCOME PER SHARE    (LOSSES) PER SHARE         I SHARES
                                                                   ----------------    ------------------    ------------------
   High Quality Bond Fund......................................         $0.01               $(0.01)                0.11%

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  147

                                           NET ASSETS,
    NET ASSET VALUE,       TOTAL             END OF
     END OF PERIOD        RETURN+         PERIOD (000)
     -------------        -------         ------------
         $ 9.86             1.68%           $497,730
         $10.12             0.09%           $176,537
         $10.30             5.49%           $ 56,019
         $10.31             6.58%           $ 33,662
         $10.00             1.38%           $ 80,727
         $10.34            13.82%           $ 52,034

         $ 6.97             7.53%           $ 36,764
         $ 7.38             9.31%           $ 51,318
         $ 7.38            11.94%           $ 71,314
         $ 7.16             8.19%           $100,852
         $ 7.25             3.70%           $ 28,767

         $ 9.65             1.52%           $ 48,908
         $ 9.85             2.30%           $ 38,535
         $ 9.84            (0.37)%          $ 25,506

         $ 9.85             1.76%           $ 78,187
         $10.08            (0.75)%          $ 47,981
         $10.37             4.73%           $ 35,848
         $10.23             5.16%           $ 28,689
         $10.12             2.47%           $ 40,284
         $10.63            12.87%           $ 26,192

                                                      RATIO OF EXPENSES
                                RATIO OF NET           TO AVERAGE NET
         RATIO OF NET        INVESTMENT INCOME        ASSETS (EXCLUDING
         EXPENSES TO             TO AVERAGE        WAIVERS, REIMBURSEMENTS        PORTFOLIO
     AVERAGE NET ASSETS++       NET ASSETS++        AND EXPENSE OFFSET)++       TURNOVER RATE+
     --------------------       ------------        ---------------------       --------------
             0.29%                  4.01%                   0.29%                    236%
             0.37%                  3.12%                   0.37%                    150%
             0.45%                  3.03%                   0.59%                    330%
             0.45%                  3.10%                   0.51%                    463%
             0.45%                  4.08%                   0.70%                    502%
             0.45%                  5.85%                   0.70%                    492%
             0.72%                  7.64%                   0.82%                    208%
             0.73%                  7.47%                   0.87%                    191%
             0.76%                  8.27%                   0.91%                     49%
             0.78%                  8.95%                   0.93%                     20%
             0.82%                  8.27%                   0.97%                     59%
             0.40%                  3.69%                   0.47%                     91%
             0.66%                  2.51%                   0.90%                    290%
             0.65%                  2.09%                   0.92%                     31%
             0.31%                  3.88%                   0.31%                    154%
             0.29%                  3.25%                   0.29%                     94%
             0.45%                  3.25%                   0.59%                    130%
             0.45%                  3.42%                   0.56%                    277%
             0.45%                  4.63%                   0.73%                    237%
             0.45%                  5.50%                   0.76%                    431%

FINANCIAL HIGHLIGHTS


            148  PROSPECTUS

                                            NET ASSET                    NET REALIZED                   DIVIDENDS
                                             VALUE,          NET        AND UNREALIZED                   FROM NET
                                            BEGINNING    INVESTMENT     GAINS (LOSSES)   TOTAL FROM     INVESTMENT
                                            OF PERIOD   INCOME (LOSS)   ON INVESTMENTS   OPERATIONS       INCOME
                                            ---------   -------------   --------------   ----------       ------
INVESTMENT GRADE BOND FUND
  I SHARES
    Year Ended March 31, 2006.............   $10.51          0.42           (0.11)          0.31          (0.42)
    Period Ended March 31, 2005**.........   $10.31          0.29            0.19           0.48          (0.28)
    Year Ended May 31, 2004...............   $10.94          0.35(a)        (0.60)(a)      (0.25)         (0.38)
    Year Ended May 31, 2003...............   $10.24          0.40            0.76           1.16          (0.46)
    Year Ended May 31, 2002...............   $10.23          0.51            0.01           0.52          (0.51)
    Year Ended May 31, 2001...............   $ 9.58          0.61            0.65           1.26          (0.61)

LIMITED DURATION FUND
  I SHARES
    Year Ended March 31, 2006.............   $ 9.98          0.35            0.02           0.37          (0.36)
    Period Ended March 31, 2005...........   $ 9.98          0.08              --           0.08          (0.08)
    Year Ended October 31, 2004***........   $ 9.98          0.11              --           0.11          (0.11)
    Year Ended October 31, 2003...........   $10.00          0.11           (0.02)          0.09          (0.11)
    Period Ended October 31, 2002(b)......   $10.00            --*             --             --*            --*

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
  I SHARES
    Year Ended March 31, 2006.............   $10.09          0.35           (0.15)          0.20          (0.41)
    Period Ended March 31, 2005**.........   $10.18          0.31           (0.08)          0.23          (0.32)
    Year Ended May 31, 2004...............   $10.59          0.24(a)        (0.36)(a)      (0.12)         (0.29)
    Year Ended May 31, 2003...............   $10.31          0.29(a)         0.42(a)        0.71          (0.42)
    Year Ended May 31, 2002...............   $10.01          0.43            0.32           0.75          (0.43)
    Year Ended May 31, 2001...............   $ 9.62          0.55            0.39           0.94          (0.55)

SEIX HIGH YIELD FUND
  I SHARES
    Year Ended March 31, 2006.............   $10.94          0.68           (0.10)          0.58          (0.68)
    Period Ended March 31, 2005...........   $11.42          0.29           (0.35)         (0.06)         (0.29)
    Year Ended October 31, 2004***........   $11.09          0.72            0.35           1.07          (0.72)
    Year Ended October 31, 2003...........   $10.17          0.68            0.92           1.60          (0.68)
    Year Ended October 31, 2002...........   $10.40          0.63           (0.20)          0.43          (0.63)
    Period Ended October 31, 2001(c)......   $10.00          0.64            0.36           1.00          (0.60)

                                                                TOTAL
                                            DISTRIBUTIONS     DIVIDENDS
                                            FROM REALIZED        AND
                                            CAPITAL GAINS   DISTRIBUTIONS
                                            -------------   -------------
INVESTMENT GRADE BOND FUND
  I SHARES
    Year Ended March 31, 2006.............         --           (0.42)
    Period Ended March 31, 2005**.........         --           (0.28)
    Year Ended May 31, 2004...............         --           (0.38)
    Year Ended May 31, 2003...............         --           (0.46)
    Year Ended May 31, 2002...............         --           (0.51)
    Year Ended May 31, 2001...............         --           (0.61)
LIMITED DURATION FUND
  I SHARES
    Year Ended March 31, 2006.............         --           (0.36)
    Period Ended March 31, 2005...........         --*          (0.08)
    Year Ended October 31, 2004***........         --           (0.11)
    Year Ended October 31, 2003...........         --           (0.11)
    Period Ended October 31, 2002(b)......         --              --*
LIMITED-TERM FEDERAL MORTGAGE SECURITIES F
  I SHARES
    Year Ended March 31, 2006.............         --           (0.41)
    Period Ended March 31, 2005**.........         --           (0.32)
    Year Ended May 31, 2004...............         --           (0.29)
    Year Ended May 31, 2003...............      (0.01)          (0.43)
    Year Ended May 31, 2002...............      (0.02)          (0.45)
    Year Ended May 31, 2001...............         --           (0.55)
SEIX HIGH YIELD FUND
  I SHARES
    Year Ended March 31, 2006.............      (0.15)          (0.83)
    Period Ended March 31, 2005...........      (0.13)          (0.42)
    Year Ended October 31, 2004***........      (0.02)          (0.74)
    Year Ended October 31, 2003...........         --           (0.68)
    Year Ended October 31, 2002...........      (0.03)          (0.66)
    Period Ended October 31, 2001(c)......         --           (0.60)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Per share data calculated using average shares outstanding method.

(b) Commenced operations on October 25, 2002.

(c) Commenced operations on December 29, 2000.

(d) Amounts are not meaningful due to the short period of operations.

*   Amount less than $0.005.

** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology is noted below:

                                                                                                              CHANGE TO RATIO
                                                                                                             OF NET INVESTMENT
                                                                                         CHANGE TO NET       INCOME TO AVERAGE
                                                                    CHANGE TO NET         REALIZED AND           NET ASSETS
                                                                      INVESTMENT        UNREALIZED GAINS     ------------------
                                                                   INCOME PER SHARE    (LOSSES) PER SHARE         I SHARES
                                                                   ----------------    ------------------    ------------------
   Investment Grade Bond Fund..................................         $0.01               $(0.01)                 0.18%
   Limited-Term Federal Mortgage Securities Fund...............          0.04                (0.04)                 0.47%

*** Effective November 1, 2003, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

                                                                                                                CHANGE TO RATIO
                                                                                                               OF NET INVESTMENT
                                                                                           CHANGE TO NET           INCOME TO
                                                                        CHANGE TO           REALIZED AND       AVERAGE NET ASSETS
                                                                      NET INVESTMENT      UNREALIZED GAINS     ------------------
                                                                     INCOME PER SHARE    (LOSSES) PER SHARE         I SHARES
                                                                     ----------------    ------------------    ------------------
      Seix High Yield Fund.......................................         $0.01                $(0.01)               0.06%

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  149

                                           NET ASSETS,
    NET ASSET VALUE,       TOTAL             END OF
     END OF PERIOD        RETURN+         PERIOD (000)
     -------------        -------         ------------
         $10.40              2.94%         $  480,024
         $10.51              4.71%         $  602,995
         $10.31             (2.31)%        $  578,345
         $10.94             11.61%         $  821,342
         $10.24              5.18%         $  886,471
         $10.23             13.55%         $  860,073

         $ 9.99              3.73%         $   58,887
         $ 9.98              0.84%         $   83,315
         $ 9.98              1.09%         $  129,259
         $ 9.98              0.92%         $  146,513
         $10.00                --(d)       $   12,298

         $ 9.88              2.04%         $  369,991
         $10.09              2.26%         $  407,543
         $10.18             (1.10)%        $  435,446
         $10.59              6.99%         $  320,718
         $10.31              7.53%         $  164,624
         $10.01             10.02%         $  107,674

         $10.69              5.37%         $1,217,679
         $10.94             (0.53)%        $1,391,879
         $11.42              9.97%         $1,689,327
         $11.09             16.10%         $1,057,993
         $10.17              4.21%         $   82,017
         $10.40             10.14%         $    4,641

                                                      RATIO OF EXPENSES
                                RATIO OF NET           TO AVERAGE NET
         RATIO OF NET        INVESTMENT INCOME        ASSETS (EXCLUDING
         EXPENSES TO             TO AVERAGE        WAIVERS, REIMBURSEMENTS        PORTFOLIO
     AVERAGE NET ASSETS++       NET ASSETS++        AND EXPENSE OFFSET)++       TURNOVER RATE+
     --------------------       ------------        ---------------------       --------------
             0.65%                  3.91%                   0.65%                    171%
             0.78%                  3.31%                   0.80%                    268%
             0.82%                  3.29%                   0.84%                    119%
             0.81%                  3.92%                   0.83%                    137%
             0.81%                  4.81%                   0.83%                    123%
             0.81%                  6.17%                   0.84%                    131%
             0.15%                  3.39%                   0.15%                     94%
             0.16%                  2.12%                   0.16%                     12%
             0.20%                  1.04%                   0.26%                    101%
             0.20%                  1.10%                   0.26%                    244%
               --(d)                  --(d)                   --(d)                   --(d)
             0.61%                  3.41%                   0.63%                     81%
             0.66%                  3.60%                   0.71%                     41%
             0.70%                  2.32%                   0.75%                    146%
             0.70%                  2.79%                   0.75%                    117%
             0.70%                  3.72%                   0.75%                    410%
             0.70%                  5.62%                   0.76%                    532%
             0.49%                  6.20%                   0.50%                     95%
             0.51%                  6.22%                   0.57%                     42%
             0.55%                  6.48%                   0.64%                     73%
             0.55%                  6.67%                   0.67%                    108%
             0.55%                  6.80%                   1.07%                     97%
             0.55%                  7.33%                   3.98%                    466%

FINANCIAL HIGHLIGHTS


            150  PROSPECTUS

                                      NET ASSET                      NET REALIZED                     DIVIDENDS
                                       VALUE,           NET         AND UNREALIZED                     FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT      GAINS (LOSSES)    TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------    -------------    --------------    ----------        ------        -------------
SHORT-TERM BOND FUND
  I SHARES
    Year Ended March 31, 2006.......   $ 9.73           0.32            (0.01)           0.31           (0.33)               --
    Period Ended March 31, 2005*....   $ 9.84           0.20            (0.11)           0.09           (0.20)               --
    Year Ended May 31, 2004.........   $10.04           0.24(a)         (0.19)(a)        0.05           (0.25)               --
    Year Ended May 31, 2003.........   $10.01           0.33             0.03            0.36           (0.33)               --
    Year Ended May 31, 2002.........   $10.04           0.46            (0.03)           0.43           (0.46)               --
    Year Ended May 31, 2001.........   $ 9.65           0.56             0.39            0.95           (0.56)               --

SHORT-TERM U.S. TREASURY SECURITIES
  FUND
  I SHARES
    Year Ended March 31, 2006.......   $ 9.91           0.28            (0.11)           0.17           (0.28)               --
    Period Ended March 31, 2005*....   $10.11           0.14            (0.11)           0.03           (0.14)            (0.09)
    Year Ended May 31, 2004.........   $10.36           0.14(a)         (0.13)(a)        0.01           (0.14)            (0.12)
    Year Ended May 31, 2003.........   $10.20           0.22             0.22            0.44           (0.22)            (0.06)
    Year Ended May 31, 2002.........   $10.13           0.37             0.10            0.47           (0.37)            (0.03)
    Year Ended May 31, 2001.........   $ 9.85           0.49             0.28            0.77           (0.49)               --

STRATEGIC INCOME FUND
  I SHARES
    Year Ended March 31, 2006.......   $10.24           0.43(a)         (0.41)(a)        0.02           (0.44)            (0.18)
    Period Ended March 31, 2005*....   $ 9.81           0.39(a)          0.49(a)         0.88           (0.39)            (0.06)
    Year Ended May 31, 2004.........   $ 9.99           0.55(a)         (0.14)(a)        0.41           (0.53)            (0.06)
    Year Ended May 31, 2003.........   $ 9.80           0.61             0.20            0.81           (0.62)               --
    Period Ended May 31, 2002(b)....   $10.00           0.27            (0.20)           0.07           (0.27)               --

TOTAL RETURN BOND FUND
  I SHARES
    Year Ended March 31, 2006.......   $ 9.97           0.38            (0.25)           0.13           (0.40)               --
    Period Ended March 31, 2005*....   $ 9.81           0.31             0.16            0.47           (0.31)               --
    Period Ended May 31, 2004(c)....   $10.00           0.19(a)         (0.18)(a)        0.01           (0.20)               --

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
SHORT-TERM BOND FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.33)
    Period Ended March 31, 2005*....      (0.20)
    Year Ended May 31, 2004.........      (0.25)
    Year Ended May 31, 2003.........      (0.33)
    Year Ended May 31, 2002.........      (0.46)
    Year Ended May 31, 2001.........      (0.56)
SHORT-TERM U.S. TREASURY SECURITIES
  FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.28)
    Period Ended March 31, 2005*....      (0.23)
    Year Ended May 31, 2004.........      (0.26)
    Year Ended May 31, 2003.........      (0.28)
    Year Ended May 31, 2002.........      (0.40)
    Year Ended May 31, 2001.........      (0.49)
STRATEGIC INCOME FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.62)
    Period Ended March 31, 2005*....      (0.45)
    Year Ended May 31, 2004.........      (0.59)
    Year Ended May 31, 2003.........      (0.62)
    Period Ended May 31, 2002(b)....      (0.27)
TOTAL RETURN BOND FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.40)
    Period Ended March 31, 2005*....      (0.31)
    Period Ended May 31, 2004(c)....      (0.20)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Per share data calculated using average shares outstanding method.

(b) Commenced operations on November 30, 2001.

(c) Commenced operations on October 15, 2003.

* Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

                                                                                                              CHANGE TO RATIO
                                                                                                             OF NET INVESTMENT
                                                                                         CHANGE TO NET       INCOME TO AVERAGE
                                                                    CHANGE TO NET         REALIZED AND           NET ASSETS
                                                                      INVESTMENT        UNREALIZED GAINS     ------------------
                                                                   INCOME PER SHARE    (LOSSES) PER SHARE         I SHARES
                                                                   ----------------    ------------------    ------------------
   Short-Term Bond Fund........................................         $0.01               $(0.01)                0.08%
   Strategic Income Fund.......................................          0.01                (0.01)                0.22%
   Total Return Bond Fund......................................          0.01                (0.01)                0.20%

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  151

                                           NET ASSETS,
    NET ASSET VALUE,       TOTAL             END OF
     END OF PERIOD        RETURN+         PERIOD (000)
     -------------        -------         ------------
         $ 9.71              3.24%          $281,282
         $ 9.73              0.96%          $288,502
         $ 9.84              0.45%          $282,188
         $10.04              3.70%          $302,708
         $10.01              4.29%          $305,884
         $10.04             10.13%          $215,458

         $ 9.80              1.70%          $ 54,991
         $ 9.91              0.35%          $ 69,935
         $10.11              0.11%          $ 92,371
         $10.36              4.31%          $121,617
         $10.20              4.69%          $107,169
         $10.13              8.02%          $ 88,398

         $ 9.64              0.19%          $243,102
         $10.24              9.10%          $196,921
         $ 9.81              4.15%          $ 98,570
         $ 9.99              8.73%          $ 61,906
         $ 9.80              0.74%          $ 43,717

         $ 9.70              1.31%          $ 61,966
         $ 9.97              4.86%          $ 57,761
         $ 9.81              0.03%          $ 15,553

                                                      RATIO OF EXPENSES
                                RATIO OF NET           TO AVERAGE NET
         RATIO OF NET        INVESTMENT INCOME        ASSETS (EXCLUDING
         EXPENSES TO             TO AVERAGE        WAIVERS, REIMBURSEMENTS        PORTFOLIO
     AVERAGE NET ASSETS++       NET ASSETS++        AND EXPENSE OFFSET)++       TURNOVER RATE+
     --------------------       ------------        ---------------------       --------------
             0.55%                  3.32%                   0.57%                     94%
             0.66%                  2.48%                   0.71%                     64%
             0.70%                  2.42%                   0.75%                     66%
             0.70%                  3.34%                   0.75%                     89%
             0.70%                  4.48%                   0.75%                    142%
             0.70%                  5.71%                   0.76%                     87%
             0.58%                  2.79%                   0.63%                    151%
             0.65%                  1.68%                   0.71%                     82%
             0.70%                  1.36%                   0.76%                    131%
             0.69%                  2.07%                   0.75%                    140%
             0.70%                  3.57%                   0.76%                    117%
             0.71%                  4.95%                   0.78%                     87%
             0.76%                  4.35%                   0.79%                    317%
             0.86%                  4.55%                   0.96%                    305%
             0.90%                  5.53%                   1.00%                     95%
             0.91%                  6.39%                   1.01%                     52%
             0.94%                  6.07%                   1.04%                     43%
             0.52%                  3.88%                   0.55%                    231%
             0.58%                  3.42%                   0.74%                    308%
             0.56%                  3.05%                   0.90%                    121%

FINANCIAL HIGHLIGHTS


            152  PROSPECTUS

                                         NET ASSET                    NET REALIZED                   DIVIDENDS
                                          VALUE,          NET        AND UNREALIZED                   FROM NET      DISTRIBUTIONS
                                         BEGINNING    INVESTMENT     GAINS (LOSSES)   TOTAL FROM     INVESTMENT     FROM REALIZED
                                         OF PERIOD   INCOME (LOSS)   ON INVESTMENTS   OPERATIONS       INCOME       CAPITAL GAINS
                                         ---------   -------------   --------------   ----------       ------       -------------
ULTRA-SHORT BOND FUND(1)
  I SHARES
    Year Ended March 31, 2006..........   $10.00         0.36            (0.04)          0.32          (0.36)              --
    Period Ended March 31, 2005**......   $10.05         0.15            (0.05)          0.10          (0.15)              --
    Year Ended May 31, 2004............   $10.10         0.15(a)         (0.05)(a)       0.10          (0.15)              --
    Year Ended May 31, 2003............   $10.00         0.20             0.10           0.30          (0.20)              --*
    Period Ended May 31, 2002(b).......   $10.00         0.05               --           0.05          (0.05)              --

U.S. GOVERNMENT SECURITIES FUND
  I SHARES
    Year Ended March 31, 2006..........   $10.42         0.37            (0.20)          0.17          (0.40)              --
    Period Ended March 31, 2005**......   $10.35         0.29             0.09           0.38          (0.31)              --
    Year Ended May 31, 2004............   $10.93         0.31(a)         (0.50)(a)      (0.19)         (0.35)           (0.04)
    Year Ended May 31, 2003............   $10.47         0.44             0.51           0.95          (0.46)           (0.03)
    Year Ended May 31, 2002............   $10.38         0.54             0.26           0.80          (0.54)           (0.17)
    Year Ended May 31, 2001............   $ 9.86         0.58             0.52           1.10          (0.58)              --

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND(1)
  I SHARES
    Year Ended March 31, 2006..........   $ 9.90         0.36            (0.06)          0.30          (0.35)              --
    Period Ended March 31, 2005**......   $ 9.95         0.20            (0.05)          0.15          (0.20)              --
    Year Ended May 31, 2004............   $10.00         0.15(a)         (0.05)(a)       0.10          (0.15)              --
    Year Ended May 31, 2003............   $ 9.95         0.20             0.06           0.26          (0.20)           (0.01)
    Period Ended May 31, 2002(c).......   $ 9.95         0.05               --           0.05          (0.05)              --

                                             TOTAL
                                           DIVIDENDS
                                              AND
                                         DISTRIBUTIONS
                                         -------------
ULTRA-SHORT BOND FUND(1)
  I SHARES
    Year Ended March 31, 2006..........      (0.36)
    Period Ended March 31, 2005**......      (0.15)
    Year Ended May 31, 2004............      (0.15)
    Year Ended May 31, 2003............      (0.20)
    Period Ended May 31, 2002(b).......      (0.05)
U.S. GOVERNMENT SECURITIES FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.40)
    Period Ended March 31, 2005**......      (0.31)
    Year Ended May 31, 2004............      (0.39)
    Year Ended May 31, 2003............      (0.49)
    Year Ended May 31, 2002............      (0.71)
    Year Ended May 31, 2001............      (0.58)
U.S. GOVERNMENT SECURITIES ULTRA-SHORT
  I SHARES
    Year Ended March 31, 2006..........      (0.35)
    Period Ended March 31, 2005**......      (0.20)
    Year Ended May 31, 2004............      (0.15)
    Year Ended May 31, 2003............      (0.21)
    Period Ended May 31, 2002(c).......      (0.05)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(1) Financial Highlights per share amounts for the U.S. Government Securities Ultra-Short Bond Fund and the Ultra-Short Bond Fund have been restated for a 4.974874:1 reverse stock split and 5:1 reverse stock split, respectively, which occurred on April 1, 2005, for the periods ended March 31, 2005, May 31, 2004, May 31, 2003 and May 31, 2002.

(a) Per share data calculated using average shares outstanding method.

(b) Commenced operations on April 15, 2002.

(c) Commenced operations on April 11, 2002.

*   Amount less than $0.005.

** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

                                                                                                                CHANGE TO RATIO
                                                                                                               OF NET INVESTMENT
                                                                                           CHANGE TO NET           INCOME TO
                                                                        CHANGE TO           REALIZED AND       AVERAGE NET ASSETS
                                                                      NET INVESTMENT      UNREALIZED GAINS     ------------------
                                                                     INCOME PER SHARE    (LOSSES) PER SHARE         I SHARES
                                                                     ----------------    ------------------    ------------------
      U.S. Government Securities Fund............................         $0.02                $(0.02)               0.23%
      U.S. Government Securities Ultra-Short Bond Fund(1)........          0.05                 (0.05)               0.24%

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  153

                                           NET ASSETS,
    NET ASSET VALUE,       TOTAL             END OF
     END OF PERIOD        RETURN+         PERIOD (000)
     -------------        -------         ------------
         $ 9.96              3.23%          $245,257
         $10.00              1.22%          $ 74,259
         $10.05              1.01%          $112,453
         $10.10              3.16%          $146,590
         $10.00              0.30%          $ 33,730

         $10.19              1.66%          $316,475
         $10.42              3.74%          $319,058
         $10.35             (1.77)%         $298,997
         $10.93              9.25%          $258,585
         $10.47              7.90%          $168,609
         $10.38             11.41%          $148,666

         $ 9.85              3.12%          $ 42,616
         $ 9.90              1.36%          $ 49,623
         $ 9.95              1.01%          $ 77,360
         $10.00              2.80%          $ 95,277
         $ 9.95              0.32%          $ 28,138

                                                      RATIO OF EXPENSES
                                RATIO OF NET           TO AVERAGE NET
         RATIO OF NET        INVESTMENT INCOME        ASSETS (EXCLUDING
         EXPENSES TO             TO AVERAGE        WAIVERS, REIMBURSEMENTS        PORTFOLIO
     AVERAGE NET ASSETS++       NET ASSETS++        AND EXPENSE OFFSET)++       TURNOVER RATE+
     --------------------       ------------        ---------------------       --------------
             0.30%                  3.61%                   0.37%                    114%
             0.31%                  1.89%                   0.81%                     44%
             0.31%                  1.50%                   0.86%                     83%
             0.31%                  1.84%                   0.86%                     56%
             0.36%                  2.44%                   0.91%                     30%
             0.65%                  3.63%                   0.65%                    118%
             0.77%                  3.41%                   0.80%                     64%
             0.81%                  2.95%                   0.84%                    240%
             0.81%                  4.00%                   0.84%                    150%
             0.82%                  5.09%                   0.85%                    262%
             0.81%                  5.66%                   0.85%                    207%
             0.29%                  3.41%                   0.47%                    126%
             0.18%                  2.02%                   0.71%                     42%
             0.24%                  1.25%                   0.77%                    109%
             0.23%                  1.76%                   0.76%                     87%
             0.30%                  2.42%                   0.83%                     34%

FINANCIAL HIGHLIGHTS


            154  PROSPECTUS

                                      NET ASSET                                                       DIVIDENDS
                                       VALUE,           NET          NET REALIZED                      FROM NET       DISTRIBUTIONS
                                      BEGINNING     INVESTMENT       GAIN (LOSS)      TOTAL FROM      INVESTMENT      FROM REALIZED
                                      OF PERIOD       INCOME        ON INVESTMENTS    OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------       ------        --------------    ----------        ------        -------------
PRIME QUALITY MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006.......    $1.00          0.03                --            0.03           (0.03)               --
    Period Ended March 31, 2005**...    $1.00          0.01                --            0.01           (0.01)               --
    Year Ended May 31, 2004.........    $1.00          0.01                --            0.01           (0.01)               --*
    Year Ended May 31, 2003.........    $1.00          0.01                --            0.01           (0.01)               --*
    Year Ended May 31, 2002.........    $1.00          0.02                --            0.02           (0.02)               --
    Year Ended May 31, 2001.........    $1.00          0.06                --            0.06           (0.06)               --

U.S. GOVERNMENT SECURITIES MONEY
  MARKET FUND
  I SHARES
    Year Ended March 31, 2006.......    $1.00          0.03                --            0.03           (0.03)               --
    Period Ended March 31, 2005**...    $1.00          0.01                --            0.01           (0.01)               --
    Year Ended May 31, 2004.........    $1.00            --*               --              --*             --*               --
    Year Ended May 31, 2003.........    $1.00          0.01                --            0.01           (0.01)               --
    Year Ended May 31, 2002.........    $1.00          0.02                --            0.02           (0.02)               --
    Year Ended May 31, 2001.........    $1.00          0.05                --            0.05           (0.05)               --

U.S. TREASURY MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006.......    $1.00          0.03                --            0.03           (0.03)               --
    Period Ended March 31, 2005**...    $1.00          0.01                --            0.01           (0.01)               --
    Year Ended May 31, 2004.........    $1.00            --*               --              --*             --*               --*
    Year Ended May 31, 2003.........    $1.00          0.01                --            0.01           (0.01)               --*
    Year Ended May 31, 2002.........    $1.00          0.02                --            0.02           (0.02)               --
    Year Ended May 31, 2001.........    $1.00          0.05                --            0.05           (0.05)               --

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
PRIME QUALITY MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.03)
    Period Ended March 31, 2005**...      (0.01)
    Year Ended May 31, 2004.........      (0.01)
    Year Ended May 31, 2003.........      (0.01)
    Year Ended May 31, 2002.........      (0.02)
    Year Ended May 31, 2001.........      (0.06)
U.S. GOVERNMENT SECURITIES MONEY
  MARKET FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.03)
    Period Ended March 31, 2005**...      (0.01)
    Year Ended May 31, 2004.........         --*
    Year Ended May 31, 2003.........      (0.01)
    Year Ended May 31, 2002.........      (0.02)
    Year Ended May 31, 2001.........      (0.05)
U.S. TREASURY MONEY MARKET FUND
  I SHARES
    Year Ended March 31, 2006.......      (0.03)
    Period Ended March 31, 2005**...      (0.01)
    Year Ended May 31, 2004.........         --*
    Year Ended May 31, 2003.........      (0.01)
    Year Ended May 31, 2002.........      (0.02)
    Year Ended May 31, 2001.........      (0.05)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

*   Amount less than $0.005 per share.

** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds.

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  155

                                           NET ASSETS,
    NET ASSET VALUE,       TOTAL             END OF
     END OF PERIOD        RETURN+         PERIOD (000)
     -------------        -------         ------------
          $1.00             3.25%          $2,976,881
          $1.00             1.13%          $3,173,794
          $1.00             0.52%          $3,477,598
          $1.00             1.17%          $4,284,266
          $1.00             2.29%          $3,907,203
          $1.00             5.75%          $3,728,371

          $1.00             3.07%          $  413,893
          $1.00             1.03%          $  517,253
          $1.00             0.43%          $  615,324
          $1.00             1.01%          $  992,560
          $1.00             2.25%          $  997,759
          $1.00             5.56%          $  805,285

          $1.00             2.99%          $1,650,172
          $1.00             0.99%          $1,407,783
          $1.00             0.37%          $1,233,565
          $1.00             0.88%          $1,080,779
          $1.00             1.96%          $  871,946
          $1.00             5.36%          $  733,768

                                                      RATIO OF EXPENSES
                                RATIO OF NET           TO AVERAGE NET
         RATIO OF NET        INVESTMENT INCOME        ASSETS (EXCLUDING
         EXPENSES TO         (LOSS) TO AVERAGE     WAIVERS, REIMBURSEMENTS
     AVERAGE NET ASSETS++       NET ASSETS++        AND EXPENSE OFFSET)++
     --------------------       ------------        ---------------------
             0.58%                  3.19%                   0.61%
             0.60%                  1.34%                   0.71%
             0.63%                  0.52%                   0.74%
             0.63%                  1.14%                   0.74%
             0.63%                  2.22%                   0.74%
             0.63%                  5.57%                   0.75%
             0.62%                  2.99%                   0.65%
             0.62%                  1.24%                   0.71%
             0.66%                  0.43%                   0.75%
             0.65%                  1.00%                   0.74%
             0.66%                  2.17%                   0.75%
             0.65%                  5.29%                   0.75%
             0.60%                  2.98%                   0.63%
             0.62%                  1.19%                   0.71%
             0.66%                  0.32%                   0.75%
             0.65%                  0.81%                   0.74%
             0.65%                  1.90%                   0.74%
             0.66%                  5.23%                   0.76%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

INVESTMENT SUBADVISER:
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101
(Aggressive Growth Stock Fund and Emerging Growth Stock Fund)

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:
STI Classic Funds
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.


STI CLASSIC FUNDS

                                                                     PU-IRS-0806

                                                               STI CLASSIC FUNDS

                                                                   A Shares

                                                                   C Shares

                                                                   PROSPECTUS



STI CLASSIC MONEY MARKET FUNDS

         Prime Quality Money Market Fund

         Tax-Exempt Money Market Fund

         U.S. Government Securities Money Market Fund

         U.S. Treasury Money Market Fund

         Virginia Tax-Free Money Market Fund

         Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")




                                             August 1, 2006

                           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares of the Money Market Funds ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

 2      PRIME QUALITY MONEY MARKET FUND


 5      TAX-EXEMPT MONEY MARKET FUND


 7      U.S. GOVERNMENT SECURITIES MONEY MARKET FUND


 9      U.S. TREASURY MONEY MARKET FUND


 11     VIRGINIA TAX-FREE MONEY MARKET FUND


 13     MORE INFORMATION ABOUT RISK


 13     MORE INFORMATION ABOUT FUND INVESTMENTS


 14     THIRD-PARTY RATINGS


 14     INVESTMENT ADVISER


 14     PORTFOLIO MANAGERS


 15     PURCHASING, SELLING AND EXCHANGING FUND SHARES


 20     MARKET TIMING POLICIES AND PROCEDURES


 21     DIVIDENDS AND DISTRIBUTIONS


 21     TAXES


 24     FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)
(TELESCOPE INVESTMENT STRATEGY
  ICON)
(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)
(TARGET    PERFORMANCE INFORMATION
  ICON)
(LINE      WHAT IS AN AVERAGE?
  GRAPH
  ICON)
(COIN      FUND FEES AND EXPENSES
  ICON)
(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)
(RIBBON    THIRD-PARTY RATINGS
  ICON)
(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)
(HAND      PURCHASING, SELLING AND EXCHANGING
  SHAKE    FUND SHARES
  ICON)
(DOLLAR    SALES CHARGES
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2006

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS

FUND NAME                                              CLASS     INCEPTION    TICKER  CUSIP

Prime Quality Money Market Fund                        A Shares     6/8/92    SQIXX   784766206
Prime Quality Money Market Fund                        C Shares    10/4/99    SQFXX   784767774
Tax-Exempt Money Market Fund                           A Shares     6/8/92    SEIXX   784766602
U.S. Government Securities Money Market Fund           A Shares     6/8/92    SUIXX   784766404
U.S. Treasury Money Market Fund                        A Shares   11/12/03    SATXX   784767287
Virginia Tax-Free Money Market Fund                    A Shares     5/5/93    CIAXX   784767600


                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

PRIME QUALITY MONEY MARKET FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity

INVESTMENT FOCUS                             Money market instruments

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify money market instruments with the most attractive risk/return trade-off

INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

                                                 PRIME QUALITY MONEY MARKET FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.*

(BAR CHART)

1996                     4.82%

1997                     4.97%

1998                     4.92%

1999                     4.56%

2000                     5.86%

2001                     3.54%

2002                     1.26%

2003                     0.49%

2004                     0.66%

2005                     2.55%

      BEST QUARTER               WORST QUARTER



          1.51%                      0.07%



        (9/30/00)                  (3/31/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.03%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. First Tier Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

A SHARES               1 YEAR   5 YEARS       10 YEARS
Prime Quality Money
Market Fund            2.55%     1.69%         3.35%
iMoneyNet, Inc. First
Tier Retail Average    2.46%     1.65%         3.33%

C SHARES               1 YEAR   5 YEARS   SINCE INCEPTION*
Prime Quality Money
Market Fund            1.51%     1.35%         2.04%
iMoneyNet, Inc. First
Tier Retail Average    2.46%     1.65%         2.41%

* Since inception of the C Shares on October 4, 1999. Benchmark returns since September 30, 1999 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two of the recognized rating agencies. The number of funds in the Average varies.

PRIME QUALITY MONEY MARKET FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES   C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)                                          None       None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)*                                                     None       1.00%

* A 1% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES   C SHARES
Investment Advisory Fees(1)                                   0.50%      0.50%

Distribution and Service (12b-1) Fees                         0.15%(2)   0.25%

Other Expenses                                                0.06%      0.06%
                                                              ------     ------
Total Annual Operating Expenses(3)                            0.71%      0.81%


(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.20% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

             1 YEAR   3 YEARS   5 YEARS   10 YEARS
  A Shares    $ 73     $227      $395      $  883
  C Shares    $183     $259      $450      $1,002

If you do not sell your shares at the end of the period:

             1 YEAR   3 YEARS   5 YEARS   10 YEARS
  A Shares    $73      $227      $395      $  883
  C Shares    $83      $259      $450      $1,002

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                    TAX-EXEMPT MONEY MARKET FUND



                                                                   PROSPECTUS  5

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current interest income exempt from federal income
                                             taxes, while preserving capital and liquidity
INVESTMENT FOCUS                             Municipal money market instruments
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without added risk by analyzing credit quality
INVESTOR PROFILE                             Conservative investors who want to receive current
                                             tax-exempt income from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Tax-Exempt Money Market Fund invests substantially all of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from regular federal income taxes. In addition, the Fund may invest up to 20% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.*

(BAR CHART)

1996                     2.94%

1997                     3.11%

1998                     2.90%

1999                     2.69%

2000                     3.57%

2001                     2.13%

2002                     0.79%

2003                     0.42%

2004                     0.63%

2005                     1.80%

      BEST QUARTER               WORST QUARTER
          0.95%                      0.05%
        (6/30/00)                  (9/30/03)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.34%.

TAX-EXEMPT MONEY MARKET FUND



           6  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

A SHARES                     1 YEAR   5 YEARS   10 YEARS
Tax-Exempt Money Market
Fund                         1.80%     1.15%     2.09%
iMoneyNet, Inc. Tax-Free
Retail Average               1.74%     1.15%     2.04%

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES
Investment Advisory Fees(1)                                   0.44%

Distribution and Service (12b-1) Fees                         0.15%
Other Expenses                                                0.06%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.65%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $66      $208      $362       $810

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



                                                                   PROSPECTUS  7

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity

INVESTMENT FOCUS                             U.S. Treasury and government agency securities, and
                                             repurchase agreements

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk by
                                             analyzing yields

INVESTOR PROFILE                             Conservative investors who want to receive current income


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing.

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.*

(BAR CHART)

1996                     4.66%
1997                     4.85%
1998                     4.73%
1999                     4.26%
2000                     5.56%
2001                     3.52%
2002                     1.20%
2003                     0.40%
2004                     0.61%
2005                     2.41%

      BEST QUARTER               WORST QUARTER
          1.46%                      0.06%
       (12/31/00)                  (9/30/03)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.91%.

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



           8  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. Government & Agencies Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

A SHARES                     1 YEAR   5 YEARS   10 YEARS

U.S. Government Securities
Money Market Fund            2.41%     1.62%     3.21%

iMoneyNet, Inc. Government
& Agencies Retail Average    2.45%     1.64%     3.25%


To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agencies Retail Average is a
widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES

Investment Advisory Fees(1)                                   0.55%

Distribution and Service (12b-1) Fees(2)                      0.15%

Other Expenses                                                0.06%
                                                              -----------------
Total Annual Operating Expenses(3)                            0.76%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.17% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $78      $243      $422       $942

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                 U.S. TREASURY MONEY MARKET FUND



                                                                   PROSPECTUS  9

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while maintaining liquidity

INVESTMENT FOCUS                             Money market instruments issued and guaranteed by the U.S.
                                             Treasury

PRINCIPAL INVESTMENT STRATEGY                Investing in U.S. Treasury obligations and repurchase
                                             agreements

INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations, repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury, and shares of registered money market funds that invest in the foregoing.

The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAAm by Standard and Poor's Corporation). As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.*

                                                                     (BAR CHART)

2004                                        0.57%
2005                                        2.34%

      BEST QUARTER               WORST QUARTER
          0.78%                      0.05%
       (12/31/05)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.91%.

U.S. TREASURY MONEY MARKET FUND



          10  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

                                              SINCE
A SHARES                           1 YEAR   INCEPTION*
U.S. Treasury Money Market Fund    2.34%      1.39%
iMoneyNet, Inc. Treasury & Repo
Retail Average                     2.39%      1.38%

* Since inception of the A Shares on November 12, 2003. Benchmark returns since October 31, 2003 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-
recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES
Investment Advisory Fees(1)                                   0.54%

Distribution and Service (12b-1) Fees                         0.15%

Other Expenses                                                0.05%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.74%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $76      $237      $411       $918

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                             VIRGINIA TAX-FREE MONEY MARKET FUND



                                                                  PROSPECTUS  11

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Virginia income taxes, while preserving capital and liquidity

INVESTMENT FOCUS                             Virginia municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without added risk by analyzing credit quality

INVESTOR PROFILE                             Virginia residents who want to receive current income exempt from federal and state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Virginia Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.*
(BAR CHART)

1996                                                                             2.88
1997                                                                             3.07
1998                                                                             2.92
1999                                                                             2.71
2000                                                                             3.55
2001                                                                             2.14
2002                                                                             0.79
2003                                                                             0.45
2004                                                                             0.62
2005                                                                             1.83

      BEST QUARTER               WORST QUARTER
          0.93%                      0.06%
       (12/31/00)                  (9/30/03)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.34%.

VIRGINIA TAX-FREE MONEY MARKET FUND



          12  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

A SHARES                     1 YEAR   5 YEARS   10 YEARS

Virginia Tax-Free Money
Market Fund                  1.83%     1.16%     2.09%

iMoneyNet, Inc. Tax-Free
Retail Average               1.74%     1.15%     2.04%


To obtain information about the Fund's current yield, call 1-888-STI-FUND.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES

Investment Advisory Fees                                      0.40%

Distribution and Service (12b-1) Fees(1)                      0.15%

Other Expenses                                                0.06%
                                                              -----------------

Total Annual Operating Expenses(2)                            0.61%

(1) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.20% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR  3 YEARS  5 YEARS  10 YEARS
   $62     $195     $340      $762

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  13

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

FIXED INCOME RISK

Tax-Exempt Money Market Fund

Virginia Tax-Free Money Market Fund

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

MUNICIPAL ISSUER RISK

Tax-Exempt Money Market Fund

Virginia Tax-Free Money Market Fund

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

REGIONAL RISK

Virginia Tax-Free Money Market Fund

To the extent that the Fund's investments are concentrated in a specific geographic region, the Fund may be subject to political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

CREDIT RISK

Prime Quality Money Market Fund
Tax-Exempt Money Market Fund
Virginia Tax-Free Money Market Fund

The possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISK

Prime Quality Money Market Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

THIRD-PARTY RATINGS



          14  PROSPECTUS

(RIBBON ICON)
           THIRD-PARTY RATINGS

           The U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund have been rated AAAm by Standard & Poor's
Rating Services and Aaa by Moody's Investor Services, Inc.

The National Association of Insurance Commissioners has approved the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund as eligible investments for insurance companies.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management. For the fiscal year ended March 31, 2006, the Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:

  Prime Quality Money Market Fund            0.52%



  Tax-Exempt Money Market Fund               0.45%



  U.S. Government Securities Money Market
    Fund                                     0.56%



  U.S. Treasury Money Market Fund            0.55%



  Virginia Tax-Free Money Market Fund        0.40%




Since August 1, 2005 the following breakpoints have been used in computing the advisory fee:

AVERAGE DAILY NET ASSETS   DISCOUNT FROM FULL FEE
------------------------   ----------------------
First $1 billion          None-Full Fee
Next $1.5 billion         5%
Next $2.5 billion         10%
Over $5 billion           20%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds' asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

  Prime Quality Money Market Fund            0.55%
  Tax-Exempt Money Market Fund               0.45%
  U.S. Treasury Money Market Fund            0.55%

* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Funds' semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has managed the VIRGINIA TAX-FREE MONEY MARKET FUND since May 1995 and the TAX-EXEMPT MONEY MARKET FUND since July 2000. He has more than 15 years of investment experience.

Mr. Greg Hallman has served as Vice President of Trusco since February 2006 after serving as Associate since November 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  15

since August 2006. He has more than 7 years of investment experience.

Ms. Kimberly C. Maichle, CFA, has served as Director of Trusco since February 2006 after serving as Vice President since July 1995. She has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006. She has more than 17 years of investment experience.

Mr. E. Dean Speer, CFA, CPA, has served as Director of Trusco since February 2006 after serving as Vice President since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since January 2005 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006. He has more than 8 years of investment experience.

The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.

(HAND SHAKE ICON)
                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and C Shares of the Funds. C Shares of the Prime Quality Money Market Fund are available only through exchanges of C Shares of other STI Classic Funds. C Shares of the Prime Quality Money Market Fund (i) are subject to a 1% contingent deferred sales charge ("CDSC") if you redeem your shares within one year of the date you purchased the original STI Classic Fund C Shares and (ii) have higher annual expenses than A Shares of the Prime Quality Money Market Fund.

HOW TO PURCHASE FUND SHARES

You may purchase shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of STI Classic Funds.

Shareholders who purchased shares directly from the Funds may purchase additional Fund shares by:

- Mail

- Telephone (1-888-STI-FUND)

- Wire

- Fax (1-800-451-8377)

- Automated Clearing House ("ACH")

The Funds do not accept cash, credit card checks, third-party checks, travelers' checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve are open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund or its authorized agent must receive your order in proper form before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. If the NYSE closes early - such as on days in advance of certain holidays - the Funds will calculate NAV as of the earlier closing

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          16  PROSPECTUS

time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Also each Fund must receive federal funds (readily available funds) before 6:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Fund receives federal funds before the Funds calculate their NAV the following day.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If the Adviser determines in good faith that this method is unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or at fair value as determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

Each Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

MINIMUM PURCHASES

To purchase A Shares for the first time, you must invest at least $2,000 in any Fund.

Purchases of C Shares of the Prime Quality Money Market Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase A Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

To purchase shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. military APO or FPO addresses.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  17

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal Law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

(DOLLAR ICON)
                   SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) - C SHARES

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either
(1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The Fund will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.

WAIVER OF CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

- Death or Postpurchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

  - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

  - You die or become disabled after the account is opened;

  - Redemption must be made within 1 year of such death/disability;

  - The Fund must be notified in writing of such death/disability at time of redemption request;

  - The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

- Shares purchased through dividend and capital gains reinvestment.

- Participation in the Systematic Withdrawal Plan described below:

  - Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          18  PROSPECTUS

    annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

  - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

  - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

- Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account
  (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

- Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

- Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES

The offering price of A Shares and C Shares is the NAV next calculated after the transfer agent receives your request in proper form.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds' website at www.sticlassicfunds.com.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares.

Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:

- Mail

- Telephone (1-888-STI-FUND)

- Wire

- Fax (1-800-451-8377)

- ACH

A MEDALLION SIGNATURE GUARANTEE] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;

- sent to an address or bank account other than the address or bank account of record; or

- sent to an address or bank account of record that has been changed within the last 15 calendar days.

 ] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  19

The sale price of each share will be the next NAV determined after the Funds receive your request less, in the case of C Shares of the Prime Quality Money Market Fund, any applicable CDSC.

Redemption orders must be received by the Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required $2,000 as a result of redemptions, you may be required to sell your shares. But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

MARKET TIMING POLICIES AND PROCEDURES



          20  PROSPECTUS

EXCHANGES

When you exchange shares, you are really selling your shares of one Fund and buying shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.

A SHARES

You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.

C SHARES

You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

Each Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. Each Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of each Fund's investments, and money market instruments in general, and each Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of a Fund. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For A Shares, each Fund's distribution plan authorizes payment of up to the amount shown under "Maximum Fee" in the table that follows. Currently, however, the Board of Trustees has only approved payment of up to the amount shown under "Current Approved Fee" in

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                  PROSPECTUS  21

the table that follows. Fees are shown as a percentage of the average daily net assets of A Shares.

                                              CURRENT
                           MAXIMUM FEE      APPROVED FEE
Prime Quality Money
Market Fund                   0.20%            0.15%

Tax-Exempt Money
Market Fund                   0.15%            0.15%

U.S. Government
Securities Money
Market Fund                   0.17%            0.15%

U.S. Treasury Money
Market Fund                   0.15%            0.15%

Virginia Tax-Free
Money Market Fund             0.20%            0.15%


For C Shares of the Prime Quality Money Market Fund, the maximum distribution fee is 0.25% of the average daily net assets of the Fund's C Shares.

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced rates applicable to qualified dividend income. Each Fund will inform you of the amount of your ordinary income dividends. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUND EXPECTS TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES. A TRANSFER FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE SAME STI CLASSIC FUND SHOULD NOT BE A TAXABLE EVENT.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund intend to distribute federally tax-exempt income. Both of these Funds may invest a

DIVIDENDS, DISTRIBUTIONS AND TAXES



          22  PROSPECTUS

portion of their assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.

The Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund expect to distribute primarily ordinary income. In addition, a significant portion of each of these three Funds' distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                PROSPECTUS  23

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS



          24  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP except the information for the year ended May 31, 2001 which has been audited by a predecessor independent accounting firm that has ceased operations. The Report of the Independent Registered Public Accounting Firm for each period shown, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

For a Share Outstanding Throughout the Period

                                      NET ASSET                   NET REALIZED                     DIVIDENDS       DISTRIBUTION
                                       VALUE,         NET         GAIN (LOSS)                       FROM NET           FROM
                                      BEGINNING    INVESTMENT          ON          TOTAL FROM      INVESTMENT        REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      OPERATIONS        INCOME        CAPITAL GAINS
                                      ---------      ------       -----------      ----------        ------        -------------
PRIME QUALITY MONEY MARKET FUND
  A SHARES
    Year Ended March 31, 2006.......    $1.00         0.03             --             0.03           (0.03)             --
    Period Ended March 31, 2005**...    $1.00         0.01             --             0.01           (0.01)             --
    Year Ended May 31, 2004.........    $1.00           --*            --               --*             --*             --*
    Year Ended May 31, 2003.........    $1.00         0.01             --             0.01           (0.01)             --*
    Year Ended May 31, 2002.........    $1.00         0.02             --             0.02           (0.02)             --
    Year Ended May 31, 2001.........    $1.00         0.05             --             0.05           (0.05)             --
  C SHARES
    Year Ended March 31, 2006.......    $1.00         0.03             --             0.03           (0.03)             --
    Period Ended March 31, 2005**...    $1.00         0.01             --             0.01           (0.01)             --
    Year Ended May 31, 2004.........    $1.00           --*            --               --*             --*             --*
    Year Ended May 31, 2003.........    $1.00         0.01             --             0.01           (0.01)             --*
    Year Ended May 31, 2002.........    $1.00         0.01             --             0.01           (0.01)             --
    Year Ended May 31, 2001.........    $1.00         0.05             --             0.05           (0.05)             --
TAX-EXEMPT MONEY MARKET FUND
  A SHARES
    Year Ended March 31, 2006.......    $1.00         0.02             --             0.02           (0.02)             --*
    Period Ended March 31, 2005**...    $1.00         0.01             --             0.01           (0.01)             --*
    Year Ended May 31, 2004.........    $1.00           --*            --               --*             --*             --*
    Year Ended May 31, 2003.........    $1.00         0.01             --             0.01           (0.01)             --*
    Year Ended May 31, 2002.........    $1.00         0.01             --             0.01           (0.01)             --*
    Year Ended May 31, 2001.........    $1.00         0.03             --             0.03           (0.03)             --
U.S. GOVERNMENT SECURITIES MONEY
  MARKET FUND
  A SHARES
    Year Ended March 31, 2006.......    $1.00         0.03             --             0.03           (0.03)             --
    Period Ended March 31, 2005**...    $1.00         0.01             --             0.01           (0.01)             --
    Year Ended May 31, 2004.........    $1.00           --*            --               --*             --*             --
    Year Ended May 31, 2003.........    $1.00         0.01             --             0.01           (0.01)             --
    Year Ended May 31, 2002.........    $1.00         0.02             --             0.02           (0.02)             --
    Year Ended May 31, 2001.........    $1.00         0.05             --             0.05           (0.05)             --
U.S. TREASURY MONEY MARKET FUND
  A SHARES
    Year Ended March 31, 2006.......    $1.00         0.03             --             0.03           (0.03)             --
    Period Ended March 31, 2005**...    $1.00         0.01             --             0.01           (0.01)             --
    Period Ended May 31, 2004(a)....    $1.00           --*            --               --*             --*             --*
VIRGINIA TAX-FREE MONEY MARKET FUND
  A SHARES
    Year Ended March 31, 2006.......    $1.00         0.02             --             0.02           (0.02)             --*
    Period Ended March 31, 2005**...    $1.00         0.01             --             0.01           (0.01)             --*
    Year Ended May 31, 2004.........    $1.00           --*            --               --*             --*             --*
    Year Ended May 31, 2003.........    $1.00         0.01             --             0.01           (0.01)             --*
    Year Ended May 31, 2002.........    $1.00         0.01             --             0.01           (0.01)             --*
    Year Ended May 31, 2001.........    $1.00         0.03             --             0.03           (0.03)             --

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
PRIME QUALITY MONEY MARKET FUND
  A SHARES
    Year Ended March 31, 2006.......      (0.03)
    Period Ended March 31, 2005**...      (0.01)
    Year Ended May 31, 2004.........         --*
    Year Ended May 31, 2003.........      (0.01)
    Year Ended May 31, 2002.........      (0.02)
    Year Ended May 31, 2001.........      (0.05)
  C SHARES
    Year Ended March 31, 2006.......      (0.03)
    Period Ended March 31, 2005**...      (0.01)
    Year Ended May 31, 2004.........         --*
    Year Ended May 31, 2003.........      (0.01)
    Year Ended May 31, 2002.........      (0.01)
    Year Ended May 31, 2001.........      (0.05)
TAX-EXEMPT MONEY MARKET FUND
  A SHARES
    Year Ended March 31, 2006.......      (0.02)
    Period Ended March 31, 2005**...      (0.01)
    Year Ended May 31, 2004.........         --*
    Year Ended May 31, 2003.........      (0.01)
    Year Ended May 31, 2002.........      (0.01)
    Year Ended May 31, 2001.........      (0.03)
U.S. GOVERNMENT SECURITIES MONEY
  MARKET FUND
  A SHARES
    Year Ended March 31, 2006.......      (0.03)
    Period Ended March 31, 2005**...      (0.01)
    Year Ended May 31, 2004.........         --*
    Year Ended May 31, 2003.........      (0.01)
    Year Ended May 31, 2002.........      (0.02)
    Year Ended May 31, 2001.........      (0.05)
U.S. TREASURY MONEY MARKET FUND
  A SHARES
    Year Ended March 31, 2006.......      (0.03)
    Period Ended March 31, 2005**...      (0.01)
    Period Ended May 31, 2004(a)....         --*
VIRGINIA TAX-FREE MONEY MARKET FUND
  A SHARES
    Year Ended March 31, 2006.......      (0.02)
    Period Ended March 31, 2005**...      (0.01)
    Year Ended May 31, 2004.........         --*
    Year Ended May 31, 2003.........      (0.01)
    Year Ended May 31, 2002.........      (0.01)
    Year Ended May 31, 2001.........      (0.03)

+ Total return excludes sales charge. Not annualized for periods less than one year.

++  Annualized for periods less than one year.

+++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

*   Amount represents less than $0.005 per share.

** Effective June 1, 2004, the Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds.

(a)  Commenced operations on November 12, 2003.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  25

                                                                                                     RATIO OF EXPENSES
                                                                                                        TO AVERAGE
                                                                                RATIO OF NET            NET ASSETS
                                      NET ASSETS,        RATIO OF NET        INVESTMENT INCOME      (EXCLUDING WAIVERS,
         NET ASSET VALUE,    TOTAL       END OF          EXPENSES TO             TO AVERAGE         REIMBURSEMENTS AND
          END OF PERIOD     RETURN+   PERIOD (000)   AVERAGE NET ASSETS++       NET ASSETS++         EXPENSE OFFSET)++
          -------------     -------   ------------   --------------------       ------------         -----------------
              $1.00          3.08%     $4,011,561            0.74%                  3.16%                   0.76%
              $1.00          0.96%     $2,124,606            0.80%                  1.17%                   0.91%
              $1.00          0.34%     $1,851,615            0.81%                  0.34%                   0.95%
              $1.00          0.98%     $1,925,521            0.81%                  0.96%                   0.94%
              $1.00          2.11%     $1,887,033            0.81%                  2.09%                   0.94%
              $1.00          5.57%     $1,927,309            0.80%                  5.36%                   0.95%

              $1.00          3.01%     $    3,991            0.82%                  2.81%                   1.10%
              $1.00          0.94%     $   10,093            0.83%                  0.99%                   1.48%
              $1.00          0.22%     $   25,444            0.93%                  0.21%                   1.59%
              $1.00          0.54%     $   14,633            1.25%                  0.53%                   1.62%
              $1.00          1.36%     $   12,302            1.54%                  1.04%                   1.70%
              $1.00          4.75%     $    4,051            1.53%                  4.54%                   1.92%

              $1.00          2.12%     $  671,164            0.65%                  2.10%                   0.68%
              $1.00          0.78%     $  402,333            0.65%                  0.92%                   0.75%
              $1.00          0.35%     $  274,543            0.67%                  0.34%                   0.80%
              $1.00          0.68%     $  239,451            0.67%                  0.67%                   0.79%
              $1.00          1.26%     $  218,048            0.67%                  1.25%                   0.80%
              $1.00          3.35%     $  256,894            0.67%                  3.22%                   0.80%

              $1.00          2.91%     $  253,648            0.77%                  2.91%                   0.80%
              $1.00          0.89%     $  230,041            0.78%                  1.06%                   0.88%
              $1.00          0.28%     $  234,100            0.80%                  0.28%                   0.92%
              $1.00          0.86%     $  250,246            0.80%                  0.86%                   0.92%
              $1.00          2.11%     $  210,004            0.80%                  2.02%                   0.92%
              $1.00          5.41%     $  158,087            0.79%                  5.14%                   0.93%

              $1.00          2.84%     $   12,366            0.75%                  3.12%                   0.76%
              $1.00          0.88%     $      303            0.75%                  0.97%                   1.48%
              $1.00          0.15%     $      401            0.75%                  0.21%                   3.17%+++

              $1.00          2.16%     $  303,752            0.62%                  2.12%                   0.68%
              $1.00          0.77%     $  197,380            0.66%                  0.92%                   0.86%
              $1.00          0.38%     $  118,339            0.67%                  0.34%                   0.90%
              $1.00          0.67%     $   96,325            0.67%                  0.66%                   0.90%
              $1.00          1.27%     $   99,141            0.67%                  1.22%                   0.90%
              $1.00          3.35%     $   93,004            0.66%                  3.28%                   0.91%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:
STI Classic Funds
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.



STI CLASSIC FUNDS


                                                                    317105/08-06
                                                                    PU-ACMM-0806

                                                               STI CLASSIC FUNDS
                                                                    A Shares
                                                                    B Shares
                                                                    C Shares
                                                                   PROSPECTUS

STI CLASSIC LIFE VISION FUNDS

    Life Vision Aggressive Growth Fund
    Life Vision Conservative Fund
    Life Vision Growth and Income Fund
    Life Vision Moderate Growth Fund
    Life Vision Target Date 2015 Fund
    Life Vision Target Date 2025 Fund
    Life Vision Target Date 2035 Fund

    Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")



















                                                            August 1, 2006

                                                     The Securities and Exchange
                                                     Commission has not approved
                                                     or disapproved these
                                                     securities or passed upon
                                                     the adequacy of this
                                                     prospectus. Any
                                                     representation to the
                                                     contrary is a criminal
                                                     offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares of each Life Vision Fund ("Funds") and B Shares of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, and the Life Vision Moderate Growth Fund that you should know before investing. Each Fund invests in a combination of other STI Classic Funds (underlying STI Classic Funds). Please read this prospectus and keep it for future reference.

A Shares, B Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to invest, and whether you plan to make additional investments. B Shares are closed to purchase by new investors and existing shareholders. Existing shareholders, however, may continue to reinvest dividends and capital gain distributions in B Shares of any Fund and exchange B Shares of any Fund for B Shares of any other Fund.

A SHARES
- Front-end sales charge
- 12b-1 fees
- $2,000 minimum initial investment
B SHARES
- Contingent deferred sales charge
- Higher 12b-1 fees
- Automatically convert to A Shares after eight years
C SHARES
- Contingent deferred sales charge
- Higher 12b-1 fees
- $5,000 minimum initial investment

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

 2      LIFE VISION AGGRESSIVE GROWTH FUND


 7      LIFE VISION CONSERVATIVE FUND


 12     LIFE VISION GROWTH AND INCOME FUND


 17     LIFE VISION MODERATE GROWTH FUND


 22     LIFE VISION TARGET DATE 2015 FUND


 26     LIFE VISION TARGET DATE 2025 FUND


 30     LIFE VISION TARGET DATE 2035 FUND


 34     MORE INFORMATION ABOUT RISK


 37     MORE INFORMATION ABOUT FUND INVESTMENTS


 38     INVESTMENT ADVISER


 38     PORTFOLIO MANAGERS


 39     PURCHASING, SELLING AND EXCHANGING FUND SHARES


 46     MARKET TIMING POLICIES AND PROCEDURES


 47     REDEMPTION FEE POLICY


 49     DIVIDENDS AND DISTRIBUTIONS


 49     TAXES


 50     FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)

(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING, SELLING AND EXCHANGING
  SHAKE    FUND SHARES
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2006

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS

FUND NAME                                 CLASS     INCEPTION*   TICKER  CUSIP

Life Vision Aggressive Growth Fund        A Shares   10/16/03    SLAAX   784767360

Life Vision Aggressive Growth Fund        B Shares    3/11/03    SLABX   784767576

Life Vision Aggressive Growth Fund        C Shares     4/4/05    CLVLX   78476A769
Life Vision Conservative Fund             A Shares   11/11/03    SVCAX   784767337

Life Vision Conservative Fund             B Shares    3/11/03    SCCBX   784767543

Life Vision Conservative Fund             C Shares     4/4/05    SCCLX   78476A751
Life Vision Growth and Income Fund        A Shares   11/05/03    SGIAX   784767352

Life Vision Growth and Income Fund        B Shares    3/11/03    SGIBX   784767568

Life Vision Growth and Income Fund        C Shares     4/6/05    SGILX   78476A744
Life Vision Moderate Growth Fund          A Shares   10/10/03    SVMAX   784767345

Life Vision Moderate Growth Fund          B Shares    3/11/03    SVGBX   784767550

Life Vision Moderate Growth Fund          C Shares     4/6/05    SVGLX   78476A736
Life Vision Target Date 2015 Fund         A Shares         --    LVFAX   78476A710
Life Vision Target Date 2015 Fund         C Shares         --    LVFCX   78476A694
Life Vision Target Date 2025 Fund         A Shares    7/12/06    LVTAX   78476A678
Life Vision Target Date 2025 Fund         C Shares         --    LVTCX   78476A660
Life Vision Target Date 2035 Fund         A Shares     5/4/06    LVRAX   78476A645
Life Vision Target Date 2035 Fund         C Shares         --    LVRCX   78476A637


* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

LIFE VISION AGGRESSIVE GROWTH FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High capital appreciation
INVESTMENT FOCUS                             Equity and money market funds
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Investing at least 80% of the Fund's assets in STI Classic
                                             Equity Funds
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Life Vision Aggressive Growth Fund invests at least 80% of its assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                        INVESTMENT RANGE
                                     (PERCENTAGE OF THE LIFE
                                        VISION AGGRESSIVE
ASSET CLASS                           GROWTH FUND'S ASSETS)
EQUITY FUNDS                                  80-100%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  Small Cap Value Equity Fund
MONEY MARKET FUND                               0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Because companies tend to shift in relative attractiveness, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

                                              LIFE VISION AGGRESSIVE GROWTH FUND



                                                                   PROSPECTUS  3

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. The
Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower. B Shares commenced operations on March 11, 2003, A Shares commenced operations October 16, 2003 and C Shares commenced operations on April 4, 2005. Performance between June 30, 1997 and October 16, 2003 is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

1996                                       16.62%
1997                                       22.53%
1998                                       12.31%
1999                                       10.31%
2000                                        6.30%
2001                                       -6.52%
2002                                      -18.11%
2003                                       26.55%
2004                                       12.72%
2005                                        5.40%

      BEST QUARTER               WORST QUARTER
         18.72%                     -16.74%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 3.78%.

LIFE VISION AGGRESSIVE GROWTH FUND



           4  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the average annual total returns of the Fund's shares for the periods ended December 31, 2005, to those of a Hybrid 90/10 Blend of the S&P 500 (R) Index and the Citigroup 3-Month Treasury Bill Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
A SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
Fund Returns Before
Taxes                  -0.70%     1.64%        5.17%           7.40%
Fund Returns After
Taxes on
Distributions          -1.11%     1.47%        4.06%            N/A+
Fund Returns After
Taxes on
Distributions and
Sale of
Fund Shares            -0.14%     1.34%        3.91%            N/A+
Hybrid 90/10 Blend of
the Following Market
Benchmarks (reflects
no deduction for
fees, expenses or
taxes)                  4.74%     0.81%        5.64%           8.66%
 S&P 500(R) Index
 (reflects no
 deduction for fees,
 expenses or taxes)     4.91%     0.54%        5.74%           9.07%
 Citigroup 3-Month
 Treasury Bill Index
 (reflects no
 deduction for fees,
 expenses or taxes)     3.00%     2.21%        3.46%           3.72%

 * Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's asset allocation program.

 + It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
B SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
Fund Returns Before
Taxes                   0.01%    2.20%         5.73%           7.88%
Hybrid 90/10 Blend of
the Following Market
Benchmarks (reflects
no deduction for
fees, expenses or
taxes)                  4.74%    0.81%         5.64%           8.66%
 S&P 500(R) Index
 (reflects no
 deduction for fees,
 expenses or taxes)     4.91%    0.54%         5.74%           9.07%
 Citigroup 3-Month
 Treasury Bill Index
 (reflects no
 deduction for fees,
 expenses or taxes)     3.00%    2.21%         3.46%           3.72%

 * Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's asset allocation program.

                                              LIFE VISION AGGRESSIVE GROWTH FUND



                                                                PROSPECTUS  5

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      B SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None          None

Maximum Contingent Deferred Sales Charge (as a percentage of
  original purchase price)                                    None          5.00%**       1.00%***
Redemption Fee (as a percentage of net asset value)****       2.00%         2.00%         2.00%

   * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
  ** This sales charge is imposed if you sell B Shares within five years of your purchase. See "Sales Charges."
 *** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
**** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      B SHARES      C SHARES
Investment Advisory Fees(1)                                   0.10%         0.10%         0.10%
Distribution and Service (12b-1) Fees                         0.30%(2)      0.75%         1.00%
Other Expenses                                                0.11%         0.11%         0.11%
                                                              ------------  ------------  ------------
Total Annual Operating Expenses                               0.51%         0.96%         1.21%
Fee Waivers and Expense Reimbursements(3)                     (0.01)%       (0.01)%       (0.01)%
                                                              ------------  ------------  ------------
Net Operating Expenses                                        0.50%         0.95%         1.20%

(1 )Adjusted to reflect a reduction in the contractual advisory fee effective
    August 1, 2005.

(2) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.50%, 0.95% and 1.20% for A Shares, B Shares and C Shares, respectively. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.92%. Therefore, total annualized expenses would be 1.43%, 1.88% and 2.13% for A Shares, B Shares and C Shares, respectively, before waivers and reimbursements and would be 1.42%, 1.87% and 2.12% for A Shares, B Shares and C Shares, respectively, after waivers and reimbursements.

LIFE VISION AGGRESSIVE GROWTH FUND



           6  PROSPECTUS

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR*    3 YEARS    5 YEARS    10 YEARS
A Shares                $623      $  728     $  843      $1,178
B Shares                $597      $  705     $  730      $1,049
C Shares                $222      $  383     $  664      $1,465
*Without waivers and reimbursements, Year 1 costs would be:
A Shares                $624
B Shares                $598
C Shares                $223

If you do not sell your shares at the end of the period:

                       1 YEAR*    3 YEARS    5 YEARS    10 YEARS
A Shares                $623      $  728     $  843      $1,178
B Shares                $ 97      $  305     $  530      $1,049
C Shares                $122      $  383     $  664      $1,465
*Without waivers and reimbursements, Year 1 costs would be:
A Shares                $624
B Shares                $ 98
C Shares                $123

The costs including both direct Fund expenses after waivers and reimbursements and indirect expenses associated with investments in underlying STI Classic Funds would be:

If you sell your shares at the end of the period:

                       1 YEAR*    3 YEARS    5 YEARS    10 YEARS
A Shares                $711      $1,000     $1,311      $2,189
B Shares                $690      $  990     $1,215      $2,083
C Shares                $315      $  666     $1,143      $2,461
*Without waivers and reimbursements, Year 1 costs would be:
A Shares                $712
B Shares                $691
C Shares                $316

If you do not sell your shares at the end of the period:

                       1 YEAR*    3 YEARS    5 YEARS    10 YEARS
A Shares                $711      $1,000     $1,311      $2,189
B Shares                $190      $  590     $1,015      $2,083
C Shares                $215      $  666     $1,143      $2,461
*Without waivers and reimbursements, Year 1 costs would be:
A Shares                $712
B Shares                $191
C Shares                $216

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 4 the table below reflects the Fund's results calculated without sales charges.

                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
A SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
Fund Returns Before
Taxes                   5.40%    2.85%         5.90%           8.04%
Fund Returns After
Taxes on
Distributions           4.96%    2.68%         4.79%            N/A+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares     3.85%    2.38%         4.55%            N/A+
Hybrid of 90/10 Blend
of the Following
Market Benchmarks
(reflect no deduction
for fees, expenses or
taxes)                  4.74%    0.81%         5.64%           8.66%
 S&P 500(R) Index
 (reflect no
 deduction for fees,
 expenses or taxes)     4.91%    0.54%         5.74%           9.07%
 Citigroup 3-Month
 Treasury Bill Index
 (reflect no
 deduction for fees,
 expenses or taxes)     3.00%    2.21%         3.46%           3.72%

 * Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's asset allocation program.

 + It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

                                                   LIFE VISION CONSERVATIVE FUND



                                                                   PROSPECTUS  7

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income
INVESTMENT FOCUS
  PRIMARY                                    Bond funds
  SECONDARY                                  Equity funds
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Bond Funds, and to a lesser
                                             extent, STI Classic Equity Funds
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value, but want to reduce risk by
                                             limiting exposure to equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Conservative Fund invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.
The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                        INVESTMENT RANGE
                                       (PERCENTAGE OF THE
                                    LIFE VISION CONSERVATIVE
ASSET CLASS                              FUND'S ASSETS)
BOND FUNDS                                   65-100%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
    Securities Fund
  Seix Floating Rate High Income
    Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury
    Securities Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund

                                        INVESTMENT RANGE
                                       (PERCENTAGE OF THE
                                    LIFE VISION CONSERVATIVE
ASSET CLASS                              FUND'S ASSETS)
EQUITY FUNDS                                   0-35%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity
    Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity
    Fund
  Small Cap Value Equity Fund
MONEY MARKET FUND                              0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Because securities tend to shift in relative attractiveness, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.

LIFE VISION CONSERVATIVE FUND



           8  PROSPECTUS

You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. B Shares commenced operations on March 11, 2003, A Shares commenced operations on November 11, 2003 and C Shares commenced operations on April 4, 2005. A Share performance between March 11, 2003 and November 11, 2003 is that of the B Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

2004                                        5.71%
2005                                        2.87%

                                            Worst
Best Quarter                              Quarter

3.40%                                      -1.29%

(12/31/04)                                (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.45%.

                                                   LIFE VISION CONSERVATIVE FUND



                                                                   PROSPECTUS  9

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the average annual total return for the Fund's shares for the periods ended December 31, 2005, to those of the Hybrid 70/20/10 Blend of the Lehman Brothers U.S. Aggregate Index, S&P 500(R) Index and the Citigroup 3-month Treasury Bill Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                             SINCE
A SHARES                          1 YEAR   INCEPTION*
Fund Returns
Before Taxes                      -2.02%      4.77%
Fund Returns After
Taxes on Distributions            -3.10%      3.92%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    -1.28%      3.60%
Hybrid 70/20/10 Blend of the
Following Market Benchmarks
(reflects no deduction for fees,
expenses or taxes)                 3.04%      5.85%
 Lehman Brothers U.S. Aggregate
 Index (reflects no deduction
 for fees, expenses or taxes)      2.43%      3.31%
 S&P 500 Index (reflects no
 deduction for fees, expenses or
 taxes)                            4.91%     17.01%
 Citigroup 3-Month Treasury Bill
 Index (reflects no deduction
 for fees, expenses or taxes)      3.00%      1.80%

 * Since inception of the B Shares on March 11, 2003. Benchmark returns since February 28, 2003 (benchmark returns available only on a month-end basis).

                                             SINCE
B SHARES                          1 YEAR   INCEPTION*
Fund Returns
Before Taxes                      -2.57%      4.95%
Hybrid 70/20/10 Blend of the
Following Market Benchmarks
(reflects no deduction for fees,
expenses or taxes)                 3.04%      5.85%
 Lehman Brothers U.S. Aggregate
 Index (reflects no deduction
 for fees, expenses or taxes)      2.43%      3.31%
 S&P(R) Index (reflects no
 deduction for fees, expenses or
 taxes)                            4.91%     17.01%
 Citigroup 3-Month Treasury Bill
 Index (reflects no deduction
 for fees, expenses or taxes)      3.00%      1.80%

 * Since inception of the B Shares on March 11, 2003. Benchmark returns since February 28, 2003 (benchmark returns available only on a month-end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P(R) 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

LIFE VISION CONSERVATIVE FUND



          10  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      B SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None          None
Maximum Contingent Deferred Sales Charge (as a percentage of
  original purchase price)                                    None          5.00%**       1.00%***
Redemption Fee (as a percentage of net asset value)****       2.00%         2.00%         2.00%

   * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
  ** This sales charge is imposed if you sell B Shares within five years of your purchase. See "Sales Charges."
 *** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
**** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES     B SHARES     C SHARES
Investment Advisory Fees(1)                                   0.10%        0.10%        0.10%
Distribution and Service (12b-1) Fees                         0.30%(2)     0.75%        1.00%
Other Expenses                                                0.45%        0.45%        0.45%
                                                              ---------    ---------    ---------
Total Annual Operating Expenses                               0.85%        1.30%        1.55%
Fee Waivers and Expense Reimbursements(3)                     (0.35)%      (0.35)%      (0.35)%
                                                              ---------    ---------    ---------
Net Operating Expenses                                        0.50%        0.95%        1.20%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.50%, 0.95% and 1.20% for A Shares, B Shares and C Shares, respectively. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.45%. Therefore, total annualized expenses would be 1.30%, 1.75% and 2.00% for A Shares, B Shares and C Shares, respectively, before waivers and reimbursements and would be 0.95%, 1.40% and 1.65% for A Shares, B Shares and C Shares, respectively, after waivers and reimbursements.

                                                   LIFE VISION CONSERVATIVE FUND



                                                                  PROSPECTUS  11

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR*    3 YEARS    5 YEARS    10 YEARS
A Shares                $524       $700      $  891      $1,443
B Shares                $597       $778      $  879      $1,413
C Shares                $222       $455      $  812      $1,816

*Without waivers and reimbursements, Year 1 costs would be:
A Shares                $558
B Shares                $632
C Shares                $258

If you do not sell your shares at the end of the period:

                       1 YEAR*    3 YEARS    5 YEARS    10 YEARS
A Shares                $524       $700      $  891      $1,443
B Shares                $ 97       $378      $  679      $1,413
C Shares                $122       $455      $  812      $1,816

*Without waivers and reimbursements, Year 1 costs would be:
A Shares                $558
B Shares                $132
C Shares                $158

The costs including both direct Fund expenses after waivers and reimbursements and indirect expenses associated with investments in underlying STI Classic Funds would be:

If you sell your shares at the end of the period:

                       1 YEAR*    3 YEARS    5 YEARS    10 YEARS
A Shares                $567       $835      $1,122      $1,939
B Shares                $643       $917      $1,116      $1,915
C Shares                $268       $594      $1,045      $2,299
*Without waivers and reimbursements, Year 1 costs would be:
A Shares                $601
B Shares                $678
C Shares                $303

If you do not sell your shares at the end of the period:

                       1 YEAR*    3 YEARS    5 YEARS    10 YEARS
A Shares                $567       $835      $1,122      $1,939
B Shares                $143       $517      $  916      $1,915
C Shares                $168       $594      $1,045      $2,299

*Without waivers and reimbursements, Year 1 costs would be:
A Shares                $601
B Shares                $178
C Shares                $203

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 9, the table below reflects the Fund's results calculated without sales charges.

                                             SINCE
A SHARES                          1 YEAR   INCEPTION*
Fund Returns
Before Taxes                       2.87%      6.61%
Fund Returns After
Taxes on Distributions             1.74%      5.74%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                     1.90%      5.17%
Hybrid of 70/20/10 Blend of the
Following Market Benchmarks
(reflect no deduction for fees,
expenses or taxes)                 3.04%      5.85%
 Lehman Brothers
U.S. Aggregate Index (reflects
no deduction for fees, expenses
or taxes)                          2.43%      3.31%
 S&P 500(R) Index (reflect no
 deduction for fees, expenses or
 taxes)                            4.91%     17.01%
 Citigroup 3-Month Treasury Bill
 Index (reflect no deduction for
 fees, expenses or taxes)          3.00%      1.80%

 * Since inception of the B Shares on March 11, 2003. Benchmark returns since February 28, 2003 (benchmark returns available only on a month-end basis).

LIFE VISION GROWTH AND INCOME FUND



          12  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Equity and bond funds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Equity Funds and, to a lesser
                                             extent, STI Classic Bond Funds
INVESTOR PROFILE                             Investors who want their assets to grow, but want to
                                             moderate the risks of equity securities through investment of a portion of their assets in bonds

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Growth and Income Fund invests at least 70% to 80% of its assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                        INVESTMENT RANGE
                                       (PERCENTAGE OF THE
                                     LIFE VISION GROWTH AND
ASSET CLASS                          INCOME FUND'S ASSETS)
EQUITY FUNDS                                  50-80%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity
    Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity
    Fund
  Small Cap Value Equity Fund

                                        INVESTMENT RANGE
                                       (PERCENTAGE OF THE
                                     LIFE VISION GROWTH AND
ASSET CLASS                          INCOME FUND'S ASSETS)
BOND FUNDS                                    20-50%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
    Securities Fund
  Seix Floating Rate High Income
    Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury
    Securities Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
MONEY MARKET FUND                              0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Because securities tend to shift in relative attractiveness, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

                                              LIFE VISION GROWTH AND INCOME FUND



                                                                  PROSPECTUS  13

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION
             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower. B Shares commenced operations on March 11, 2003, A Shares commenced operations on November 5, 2003 and C Shares commenced operations on April 6, 2005. Performance between June 30, 1997 and November 5, 2003 is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

1996                                       12.16%
1997                                       18.08%
1998                                       11.16%
1999                                        7.95%
2000                                        7.08%
2001                                       -2.55%
2002                                      -11.99%
2003                                       23.98%
2004                                       10.14%
2005                                        4.78%

      BEST QUARTER               WORST QUARTER
         13.65%                     -12.87%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.74%.

LIFE VISION GROWTH AND INCOME FUND



          14  PROSPECTUS

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the average annual total returns of the Fund's Shares for the periods ended December 31, 2005, to those of a Hybrid 65/25/10 Blend of the S&P 500 (R) Index, Lehman Brothers U.S. Aggregate Index and the Citigroup 3-Month Treasury Bill Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
A SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
Fund Returns Before
Taxes                  -1.28%     2.94%        5.58%           7.01%
Fund Returns After
Taxes on
Distributions          -1.74%     2.50%        4.26%           N/A+
Fund Returns After
Taxes on
Distributions and
Sale of
Fund Shares            -0.75%     2.27%        4.04%           N/A+
Hybrid 65/25/10 Blend
of the Following
Market Benchmarks
(reflects no
deductions for fees,
expenses or taxes)      4.13%     1.77%        5.60%           7.62%
 S&P 500(R)  Index
 (reflects no
 deductions for fees,
 expenses or taxes)     4.91%     0.54%        5.74%           9.07%
 Lehman  Brothers
U.S.  Aggregate
 Index  (reflects no
 deductions for fees,
 expenses or taxes)     2.43%     5.87%        6.46%           6.16%
 Citigroup  3-Month
 Treasury Bill  Index
 (reflects no
 deductions for fees,
 expenses or taxes)     3.00%     2.21%        3.46%           3.72%

 * Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.
** Includes performance of the Adviser's asset allocation program.
 + It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
B SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
----------------------------------------------------------------------
Fund Returns Before
Taxes                  -0.69%     3.55%        6.14%           7.50%
Hybrid 65/25/10 Blend
of the Following
Market Benchmarks
(reflects no
deductions for fees,
expenses or taxes)      4.13%     1.77%        5.60%           7.62%
 S&P 500(R) Index
 (reflects no
 deductions for fees,
 expenses or taxes)     4.91%     0.54%        5.74%           9.07%
 Lehman Brothers U.S.
 Aggregate Index
 (reflects no
 deductions for fees,
 expenses or taxes)     2.43%     5.87%        6.46%           6.16%
 Citigroup 3-Month
 Treasury Bill Index
 (reflects no
 deductions for fees,
 expenses or taxes)     3.00%     2.21%        3.46%           3.72%

 * Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.
** Includes performance of the Adviser's asset allocation program.

                                              LIFE VISION GROWTH AND INCOME FUND



                                                                PROSPECTUS  15

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      B SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None          None
Maximum Contingent Deferred Sales Charge (as a percentage of
  original purchase price)                                    None          5.00%**       1.00%***
Redemption Fee (as a percentage of net asset value)****       2.00%         2.00%         2.00%

   * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
  ** This sales charge is imposed if you sell B Shares within five years of your purchase. See "Sales Charges."
 *** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
**** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES     B SHARES     C SHARES
Investment Advisory Fees(1)                                   0.10%        0.10%        0.10%
Distribution and Service (12b-1) Fees                         0.30%(2)     0.75%        1.00%
Other Expenses                                                0.09%        0.09%        0.09%
                                                              ---------    ---------    ---------
Total Annual Operating Expenses(3)                            0.49%()      0.94%        1.19%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.50%, 0.95% and 1.20% for A Shares, B Shares and C Shares, respectively. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.77%. Therefore, total annualized expenses would be 1.26%, 1.71% and 1.96% for A Shares, B Shares and C Shares, respectively.

LIFE VISION GROWTH AND INCOME FUND



          16  PROSPECTUS

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $622     $  723     $  833      $1,156
B Shares                $596     $  700     $  720      $1,026
C Shares                $221     $  378     $  654      $1,443

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $622     $  723     $  833      $1,156
B Shares                $ 96     $  300     $  520      $1,026
C Shares                $121     $  378     $  654      $1,443

The costs including both direct Fund expenses and indirect expenses associated with investments in underlying STI Classic Funds would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $696     $  952     $1,227      $2,010
B Shares                $674     $  939     $1,128      $1,900
C Shares                $299     $  615     $1,057      $2,285

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $696     $  952     $1,227      $2,010
B Shares                $174     $  539     $  928      $1,900
C Shares                $199     $  615     $1,057      $2,285

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 14, the table below reflects the Fund's results calculated without sales charges.

                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
A SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
Fund Returns Before
Taxes                   4.78%    4.18%         6.31%           7.64%
Fund Returns After
Taxes on
Distributions           4.29%    3.72%         4.98%           N/A+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares     3.20%    3.33%         4.69%           N/A+
Hybrid 65/25/10 Blend
of the Following
Market Benchmarks
(reflects no
deductions for fees,
expenses or taxes)      4.13%    1.77%         5.60%           7.62%
 S&P 500(R) Index
 (reflects no
 deductions for fees,
 expenses or taxes)     4.91%    0.54%         5.74%           9.07%
 Lehman Brothers U.S.
 Aggregate Index
 (reflects no
 deductions for fees,
 expenses or taxes)     2.43%    5.87%         6.46%           6.16%
 Citigroup 3-Month
 Treasury Bill Index
 (reflects no
 deductions for fees,
 expenses or taxes)     3.00%    2.21%         3.46%           3.72%

 * Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.
** Includes performance of the Adviser's asset allocation program.
 + It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

                                                LIFE VISION MODERATE GROWTH FUND



                                                                  PROSPECTUS  17

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income
INVESTMENT FOCUS                             Equity and bond funds
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Equity and Bond Funds
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Moderate Growth Fund principally invests in STI Classic Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.
The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                       INVESTMENT RANGE
                                      (PERCENTAGE OF THE
                                     LIFE VISION MODERATE
ASSET CLASS                          GROWTH FUND'S ASSETS)
EQUITY FUNDS                                 35-65%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  Small Cap Value Equity Fund

                                       INVESTMENT RANGE
                                      (PERCENTAGE OF THE
                                     LIFE VISION MODERATE
ASSET CLASS                          GROWTH FUND'S ASSETS)
BOND FUNDS                                   35-65%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
    Securities Fund
  Seix Floating Rate High Income
    Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury
    Securities Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
MONEY MARKET FUND                             0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Because securities tend to shift in relative attractiveness, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains taxes and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

LIFE VISION MODERATE GROWTH FUND



          18  PROSPECTUS

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower. B Shares commenced operations on March 11, 2003, A Shares commenced operations on October 10, 2003 and C Shares commenced operations on April 6, 2005. Performance between June 30, 1997 and October 10, 2003 is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* This chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

1996                                       10.51%
1997                                       16.41%
1998                                       11.15%
1999                                        6.19%
2000                                        5.46%
2001                                       -1.10%
2002                                       -8.28%
2003                                       19.97%
2004                                        8.57%
2005                                        4.05%

      BEST QUARTER               WORST QUARTER
         11.24%                     -9.20%
       (12/31/98)                  (9/30/02)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 1.76%.

                                                LIFE VISION MODERATE GROWTH FUND



                                                                  PROSPECTUS  19

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
This table compares the average annual total returns of the Fund's shares for the periods ended December 31, 2005, to those of a Hybrid 50/40/10 Blend of the S&P 500 (R) Index, Lehman Brothers U.S. Aggregate Index and the Citigroup 3-Month Treasury Bill Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                              SINCE
                                           INCEPTION OF
                                          THE REGISTERED
A SHARES               1 YEAR   5 YEARS    MUTUAL FUND*    10 YEARS**
---------------------------------------------------------------------
Fund Returns Before
Taxes                  -1.95%     2.99%        5.18%          6.37%
Fund Returns After
Taxes on
Distributions          -3.12%     2.21%        3.58%           N/A+
Fund Returns After
Taxes on
Distributions and
Sale of
Fund Shares            -0.93%     2.12%        3.56%           N/A+
Hybrid 50/40/10 Blend
of the Following
Market Benchmarks
(reflects no
deduction for fees,
expenses or taxes)      3.81%     3.16%        6.18%          7.72%
 S&P 500(R)  Index
            (reflects
             no
            deduction
             for
             fees,
             expenses
             or
             taxes)     4.91%     0.54%        5.74%          9.07%

                                              SINCE
                                           INCEPTION OF
                                          THE REGISTERED
A SHARES               1 YEAR   5 YEARS    MUTUAL FUND*    10 YEARS**
---------------------------------------------------------------------
           Lehman
           Brothers
           U.S.
           Aggregate
           Index
           (reflects
           no
           deduction
           for fees,
           expenses
           or taxes)    2.43%     5.87%        6.46%          6.16%
Citigroup 3-Month
 Treasury Bill Index
 (reflects no
 deduction for fees,
 expenses or taxes)     3.00%     2.21%        3.46%          3.72%

 * Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's asset allocation program.

 + It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

                                              SINCE
                                           INCEPTION OF
                                          THE REGISTERED
B SHARES               1 YEAR   5 YEARS    MUTUAL FUND*    10 YEARS**
---------------------------------------------------------------------
Fund Returns Before
Taxes                  -1.39%     3.56%        5.73%          6.85%
Hybrid 50/40/10 Blend
of the Following
Market Benchmarks
(reflects no
deduction for fees,
expenses or taxes)      3.81%     3.16%        6.18%          7.72%
 S&P 500(R) Index
 (reflects no
 deduction for fees,
 expenses or taxes)     4.91%     0.54%        5.74%          9.07%
 Lehman Brothers U.S.
 Aggregate Index
 (reflects no
 deduction for fees,
 expenses or taxes)     2.43%     5.87%        6.46%          6.16%
 Citigroup 3-Month
 Treasury Bill Index
 (reflects no
 deduction for fees,
 expenses or taxes)     3.00%     2.21%        3.46%          3.72%

 * Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's asset allocation program.

LIFE VISION MODERATE GROWTH FUND



          20  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      B SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None          None
Maximum Contingent Deferred Sales Charge (as a percentage of
  original purchase price)                                    None          5.00%**       1.00%***
Redemption Fee (as a percentage of net asset value)****       2.00%         2.00%         2.00%

   * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
  ** This sales charge is imposed if you sell B Shares within five years of your purchase. See "Sales Charges."
 *** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
**** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      B SHARES      C SHARES
Investment Advisory Fees(1)                                   0.10%         0.10%         0.10%
Distribution and Service (12b-1) Fees                         0.30%(2)      0.75%         1.00%
Other Expenses                                                0.08%         0.08%         0.08%
                                                              ------------  ------------  ------------
Total Annual Operating Expenses(3)                            0.48%()       0.93%         1.18%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.50%, 0.95% and 1.20% for A Shares, B Shares and C Shares, respectively. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may return the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.64%. Therefore, total annualized expenses would be 1.12%, 1.57% and 1.82% for A Shares, B Shares and C Shares, respectively.

                                                LIFE VISION MODERATE GROWTH FUND



                                                                  PROSPECTUS  21

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $621      $720      $  828      $1,144
B Shares                $595      $696      $  715      $1,015
C Shares                $220      $375      $  649      $1,432

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $621      $720      $  828      $1,144
B Shares                $ 95      $296      $  515      $1,015
C Shares                $120      $375      $  649      $1,432

The costs including both direct Fund expenses and indirect expenses associated with investments in underlying STI Classic Funds would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $683      $911      $1,156      $1,860
B Shares                $660      $896      $1,055      $1,747
C Shares                $285      $573      $  985      $2,137

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $683      $911      $1,156      $1,860
B Shares                $160      $496      $  855      $1,747
C Shares                $185      $573      $  985      $2,137

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 19, the table below reflects the Fund's results calculated without sales charges.

                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
A SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
Fund Returns Before
Taxes                   4.05%    4.22%         5.91%           7.01%
Fund Returns After
Taxes on
Distributions           2.81%    3.42%         4.30%            N/A+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares     2.99%    3.17%         4.21%            N/A+
Hybrid of 65/26/10
Blend of the
Following Market
Benchmarks (reflect
no deduction for
fees, expenses or
taxes)                  3.81%    3.16%         6.18%           7.72%
 S&P 500(R) Index
 (reflect no
 deduction for fees,
 expenses or taxes)     4.91%    0.54%         5.74%           9.07%
 Lehman Brothers U.S.
 Aggregate Index
 (reflects no
 deduction for fees,
 expenses or taxes)     2.43%    5.87%         6.46%           6.16%
 Citigroup 3-Month
 Treasury Bill Index
 (reflect no
 deduction for fees,
 expenses or taxes)     3.00%    2.21%         3.46%           3.72%

 * Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's asset allocation program.

 + It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

LIFE VISION TARGET DATE 2015 FUND



          22  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return
INVESTMENT FOCUS                             Equity funds, fixed income funds, money market funds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic equity, fixed income and money
                                             market funds
INVESTOR PROFILE                             Investors who expect to retire or require income around the year 2015

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Target Date 2015 Fund invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2015. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will tend to decrease periodically as the target date approaches, while the percentage of assets allocated to fixed income and money market securities will tend to increase. When the target asset allocation of the Fund is similar to the asset allocation of the STI Classic Life Vision Conservative Fund (within two years after the target date, i.e., 2017), it is expected that the Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in underlying STI Classic Funds, the Adviser may also invest a portion of the Fund's assets in one or more ETFs to gain exposure to an asset class not represented by an underlying STI Classic Fund.

The table below shows how the Adviser expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will have exposure and the underlying STI Classic Funds (and ETFs, if applicable) that will be used to represent those sectors. The information represents the currently expected investment ranges of the Fund but will vary over time.

                                        INVESTMENT RANGE
                                       (PERCENTAGE OF THE
ASSET CLASS                            2015 FUND'S ASSETS)
----------------------------------------------------------
EQUITY FUNDS                                 70-100%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  iShares Russell 2000 Value Index
    Fund*
----------------------------------------------------------
BOND FUNDS                                    0-30%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
    Securities Fund
  Seix Floating Rate High Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities
    Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
----------------------------------------------------------
MONEY MARKET FUND                             0-20%
  Prime Quality Money Market Fund
----------------------------------------------------------

* iShares (R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the Fund.

Other STI Classic Funds may be utilized.

Due to its investment strategy, the Fund holds underlying STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its

                                               LIFE VISION TARGET DATE 2015 FUND



                                                                  PROSPECTUS  23

strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps)to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests that are not offered in this prospectus by calling 1-888-STI-FUND or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

LIFE VISION TARGET DATE 2015 FUND



          24  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)*                                         5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%

Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees                                      0.10%         0.10%
Distribution and Service (12b-1) Fees                         0.30%(1)      1.00%
Other Expenses(2)                                             0.43%         0.43%
                                                              ------------  ------------
Total Annual Operating Expenses                               0.83%         1.53%
Fee Waivers and Expense Reimbursements(3)                     (0.33)%       (0.33)%
                                                              ------------  ------------
Net Operating Expenses                                        0.50%         1.20%

(1) The Fund's distribution and service plan for A Shares authorizes payment of up to 35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(2) Other Expenses are based on estimated amounts for the current fiscal year.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.50% and 1.20% for A Shares and C Shares, respectively. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.76%. Therefore, total annualized expenses would be 1.59% and 2.29% for A Shares and C Shares, respectively, before waivers and reimbursements and would be 1.26% and 1.96% for A Shares and C Shares, respectively, after waivers and reimbursements.

                                               LIFE VISION TARGET DATE 2015 FUND



                                                                  PROSPECTUS  25

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                                       1 YEAR*    3 YEARS
A Shares                                $623      $  794
C Shares                                $222      $  451
*Without waivers and reimbursements, Year 1 costs would
  be:
A Shares                                $655
C Shares                                $256

If you do not sell your shares at the end of the period:

                                       1 YEAR*    3 YEARS
A Shares                                $623      $  794
C Shares                                $122      $  451
*Without waivers and reimbursements, Year 1 costs would
  be:
A Shares                                $655
C Shares                                $156

The costs including both direct Fund expenses after waivers and indirect expenses associated with investments in underlying STI Classic Funds would be:

If you sell your shares at the end of the period:

                                       1 YEAR*    3 YEARS
A Shares                                $696      $1,018
C Shares                                $299      $  684
*Without waivers and reimbursements, Year 1 costs would
  be:
A Shares                                $727
C Shares                                $332

If you do not sell your shares at the end of the period:

                                       1 YEAR*    3 YEARS
A Shares                                $696      $1,018
C Shares                                $199      $  684

*Without waivers and reimbursements, Year 1 costs would
  be:
A Shares                                $727
C Shares                                $232

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The 2015 Fund's expenses in the table above are shown as a percentage of the 2015 Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

LIFE VISION TARGET DATE 2025 FUND



          26  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return
INVESTMENT FOCUS                             Equity funds, fixed income funds, money market funds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic equity, fixed income and money
                                             market funds
INVESTOR PROFILE                             Investors who expect to retire or require income around the year 2025

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Target Date 2025 Fund invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2025. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will tend to decrease periodically as the target date approaches, while the percentage of assets allocated to fixed income and money market securities will tend to increase. When the target asset allocation of the Fund is similar to the asset allocation of the STI Classic Life Vision Conservative Fund (within two years after the target date, i.e., 2027), it is expected that the Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in underlying STI Classic Funds, the Adviser may also invest a portion of the Fund's assets in one or more ETFs to gain exposure to an asset class not represented by an underlying STI Classic Fund.

The table below shows how the Adviser expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will have exposure and the underlying STI Classic Funds (and ETFs, if applicable) that will be used to represent those sectors. The information represents the currently expected investment ranges of the Fund but will vary over time.

                                        INVESTMENT RANGE
                                       (PERCENTAGE OF THE
ASSET CLASS                            2025 FUND'S ASSETS)
----------------------------------------------------------
EQUITY FUNDS                                 80-100%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  iShares Russell 2000 Value Index
    Fund*
----------------------------------------------------------
BOND FUNDS                                    0-20%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
    Securities Fund
  Seix Floating Rate High Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities
    Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
----------------------------------------------------------
MONEY MARKET FUND                             0-20%
  Prime Quality Money Market Fund
----------------------------------------------------------

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the Fund.

Other STI Classic Funds may be utilized.

                                               LIFE VISION TARGET DATE 2025 FUND



                                                                  PROSPECTUS  27

Due to its investment strategy, the Fund holds underlying STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps)to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests that are not offered in this prospectus by calling 1-888-STI-FUND or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

LIFE VISION TARGET DATE 2025 FUND



          28  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the 2025 Fund's fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI
Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES     C SHARES
Investment Advisory Fees                                      0.10%        0.10%
Distribution and Service (12b-1) Fees                         0.30%(1)     1.00%
Other Expenses(2)                                             0.47%        0.47%
                                                              ------       ------
Total Annual Operating Expenses                               0.87%        1.57%
Fee Waivers and Expense Reimbursements(3)                     (0.37)%      (0.37)%
                                                              ------       ------
Net Operating Expenses                                        0.50%        1.20%

(1) The Fund's distribution and service plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(2) Other Expenses are based on estimated amounts for the current fiscal year.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.50% and 1.20% for A Shares and C Shares, respectively. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.89%. Therefore, total annualized expenses would be 1.76% and 2.46% for A Shares and C Shares, respectively, before waivers and reimbursements and would be 1.39% and 2.09% for A Shares and C Shares, respectively, after waivers and reimbursements.

                                               LIFE VISION TARGET DATE 2025 FUND



                                                                  PROSPECTUS  29

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                                       1 YEAR*    3 YEARS
A Shares                                $623      $  802
C Shares                                $222      $  459

*Without waivers and reimbursements, Year 1 costs would be:

A Shares                                $659
C Shares                                $260

If you do not sell your shares at the end of the period:

                                       1 YEAR*    3 YEARS
A Shares                                $623      $  802
C Shares                                $122      $  459

*Without waivers and reimbursements, Year 1 costs would be:

A Shares                                $659
C Shares                                $160

The costs including both direct Fund expenses after waivers and reimbursements and indirect expenses associated with investments in underlying STI Classic Funds would be:

If you sell your shares at the end of the period:

                                       1 YEAR*    3 YEARS
A Shares                                $708      $1,063
C Shares                                $312      $  731

*Without waivers and reimbursements, Year 1 costs would be:

A Shares                                $744
C Shares                                $349

If you do not sell your shares at the end of the period:

                                       1 YEAR*    3 YEARS
A Shares                                $708      $1,063
C Shares                                $212      $  731

*Without waivers and reimbursements, Year 1 costs would be:

A Shares                                $744
C Shares                                $249

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

LIFE VISION TARGET DATE 2035 FUND



          30  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return
INVESTMENT FOCUS                             Equity funds, fixed income funds, and money market funds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic equity, fixed income and money
                                             market funds
INVESTOR PROFILE                             Investors who expect to retire or require income around the year 2035

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Target Date 2035 Fund invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2035. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will tend to decrease periodically as the target date approaches, while the percentage of assets allocated to fixed income and money market securities will tend to increase. When the target asset allocation of the Fund is similar to the asset allocation of the STI Classic Life Vision Conservative Fund (within two years after the target date, i.e., 2037), it is expected that the Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in underlying STI Classic Funds, the Adviser may also invest a portion of the Fund's assets in one or more ETFs to gain exposure to an asset class not represented by an underlying STI Classic Fund.

The table below shows how the Adviser expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will have exposure and the underlying STI Classic Funds (and ETFs, if applicable) that will be used to represent those sectors. The information represents the currently expected investment ranges of the Fund but will vary over time.

                                        INVESTMENT RANGE
                                       (PERCENTAGE OF THE
ASSET CLASS                            2035 FUND'S ASSETS)
----------------------------------------------------------
EQUITY FUNDS                                 80-100%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  International Equity Fund
  International Equity Index Fund
  Large Cap Quantitative Equity Fund
  Large Cap Relative Value Fund
  Large Cap Value Equity Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Quantitative Equity Fund
  iShares Russell 2000 Value Index
    Fund*
----------------------------------------------------------
BOND FUNDS                                    0-10%
  Core Bond Fund
  High Income Fund
  High Quality Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
    Securities Fund
  Seix Floating Rate High Income Fund
  Seix High Yield Fund
  Short-Term Bond Fund
  Short-Term U.S. Treasury Securities
    Fund
  Strategic Income Fund
  Total Return Bond Fund
  U.S. Government Securities Fund
----------------------------------------------------------
MONEY MARKET FUND
  Prime Quality Money Market Fund             0-10%
----------------------------------------------------------

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the Fund.

Other STI Classic Funds may be utilized.

                                               LIFE VISION TARGET DATE 2035 FUND



                                                                  PROSPECTUS  31

Due to its investment strategy, the Fund holds underlying STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps)to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests that are not offered in this prospectus by calling 1-888-STI-FUND or from the STI Classic Funds' website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The risks of the Fund will directly correspond to the risks of the underlying funds in which it invests. These risks will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

The value of an investment in the Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Fund's assets among them.

Since it purchases equity funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

Because the underlying STI Classic Funds invest in derivatives, the Fund is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

LIFE VISION TARGET DATE 2035 FUND



          32  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)*                                         5.75%         None
Maximum Deferred Sales Charge (as a percentage of net
  assets)**                                                   None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees                                      0.10%         0.10%
Distribution and Service (12b-1) Fees                         0.30%(1)      1.00%
Other Expenses(2)                                             0.44%         0.44%
                                                              ------------  ------------
Total Annual Operating Expenses()                             0.84%()       1.54%
Fee Waivers and Expense Reimbursements(3)                     (0.34)%       (0.34)%
                                                              ------------  ------------
Net Operating Expenses                                        0.50%         1.20%

(1) The Fund's distribution and service plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(2) Other Expenses are based on estimated amounts for the current fiscal year.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.50% and 1.20% for A Shares and C Shares, respectively. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

In addition to the Fund's direct expenses shown in the table above, the Fund indirectly bears a pro-rata share of the expenses of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.91%. Therefore, total annualized expenses would be 1.75% and 2.45% for A Shares, and C Shares, respectively, before waivers and reimbursements and would be 1.41% and 2.11% for A Shares, B Shares and C Shares, respectively, after waivers and reimbursements.

                                               LIFE VISION TARGET DATE 2035 FUND



                                                                  PROSPECTUS  33

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                                       1 YEAR*    3 YEARS
A Shares                                $623      $  796
C Shares                                $222      $  453

*Without waivers and reimbursements, Year 1 costs would be:

A Shares                                $656
C Shares                                $257

If you do not sell your shares at the end of the period:

                                       1 YEAR*    3 YEARS
A Shares                                $623      $  796
C Shares                                $122      $  453

*Without waivers and reimbursements, Year 1 costs would be:

A Shares                                $656
C Shares                                $157

The costs including both direct Fund expenses after waivers and reimbursements and indirect expenses associated with investments in underlying STI Classic Funds would be:

If you sell your shares at the end of the period:

                                       1 YEAR*    3 YEARS
A Shares                                $710      $1,063
C Shares                                $314      $  731

*Without waivers and reimbursements, Year 1 costs would be:

A Shares                                $743
C Shares                                $348

If you do not sell your shares at the end of the period:

                                       1 YEAR*    3 YEARS
A Shares                                $710      $1,063
C Shares                                $214      $  731

*Without waivers and reimbursements, Year 1 costs would be:

A Shares                                $743
C Shares                                $248

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK



          34  PROSPECTUS

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

BELOW INVESTMENT GRADE RISK

Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Credit default swaps can increase a Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

EMERGING MARKETS RISK

All Funds

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  35

fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

EQUITY RISK

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause income to decline. Income risk is generally higher for short-term bonds.

FLOATING RATE LOAN RISK

Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, an underlying Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield

MORE INFORMATION ABOUT RISK



          36  PROSPECTUS

securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in an underlying Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over an underlying Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that an underlying Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

FOREIGN SECURITY RISK

All Funds

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

                                         MORE INFORMATION ABOUT FUND INVESTMENTS



                                                                  PROSPECTUS  37

LARGE COMPANY RISK

All Funds

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

MORTGAGE-BACKED SECURITY RISK

Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of an underlying Fund.

SMALLER COMPANY RISK

All Funds

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER



          38  PROSPECTUS

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management. For the fiscal year ended March 31, 2006, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:

  Life Vision Aggressive Growth Fund       0.11%



  Life Vision Conservative Fund            0.00%



  Life Vision Growth and Income Fund       0.11%



  Life Vision Moderate Growth Fund         0.11%

For its advisory services to the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund, the Adviser is entitled to receive an annual advisory fee of 0.10% based on each Fund's average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep total operating expenses of each Life Vision Fund from exceeding the applicable expense cap. If at any point before August 1, 2009, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the total annual operating expenses and the expense cap to recapture any of the prior waivers or reimbursement.

Since August 1, 2005, the following breakpoints have been used in computing the advisory fee:

AVERAGE DAILY NET ASSETS  DISCOUNT FROM FULL FEE
------------------------  ----------------------
First $500 million        None - Full Fee
Next $500 million         5%
Over $1 billion           10%

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Funds' semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Mr. Alan Gayle is primarily responsible for the day-to-day management of the Funds.

Mr. Gayle has served as Managing Director of Trusco since July 2000 and Director of Asset Allocation since March 2006. He serves as lead manager of the LIFE VISION AGGRESSIVE GROWTH FUND, LIFE VISION CONSERVATIVE FUND, LIFE VISION GROWTH AND INCOME FUND, LIFE VISION MODERATE GROWTH FUND, LIFE VISION 2015 TARGET DATE FUND, the LIFE VISION 2025 TARGET DATE FUND and the LIFE VISION 2035 TARGET DATE FUND since each Fund's inception. He has more than 29 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Funds.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  39

(HAND SHAKE ICON)
                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares, B Shares and C Shares of the Funds.

B shares are closed to purchases by new and existing investors. Existing shareholders, however, may still reinvest dividend and capital gain distributions in B Shares of the Funds and exchange B Shares of any Fund for B Shares of any other Fund, if applicable. The information below regarding how to purchase shares is intended for existing holders of B Shares.

HOW TO PURCHASE FUND SHARES

You may purchase shares of the Funds through financial intermediaries or financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial intermediary or institution directly and follow its procedures for Fund share transactions. Your institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used purchasing shares of STI Classic Funds.

Shareholders who purchased shares directly from the Funds may purchase additional Fund shares by:

- Mail

- Telephone (1-888-STI-FUND)

- Wire

- Fax (1-800-451-8377)

- Automated Clearing House ("ACH")

The Funds do not accept cash, credit card checks, third-party checks, travelers' checks, money orders, bank starter checks or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check of ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form plus any applicable sales charge. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          40  PROSPECTUS

the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Funds invest primarily in the stocks of U.S. companies that are traded on exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM/MAXIMUM PURCHASES

To purchase A Shares and C Shares for the first time, you must invest in any Fund at least:

CLASS                      DOLLAR AMOUNT
A Shares                   $2,000
C Shares                   $5,000 ($2,000 for IRAs
                           or other tax qualified
                           accounts)

Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

To purchase shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. military APO or FPO addresses.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  41

that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM
Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

(DOLLAR ICON)
                   SALES CHARGES

FRONT-END SALES CHARGES - A SHARES

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment. For all Funds except the Life Vision Conservative Fund:

                             YOUR SALES      YOUR SALES
                             CHARGE AS A     CHARGE AS A
                            PERCENTAGE OF   PERCENTAGE OF
                              OFFERING        YOUR NET
IF YOUR INVESTMENT IS:         PRICE*        INVESTMENT
Less than $50,000               5.75%           6.10%

$50,000 but less than
$100,000                        4.75%           4.99%

$100,000 but less than
$250,000                        3.75%           3.90%

$250,000 but less than
$500,000

                       2.50%           2.56%
$500,000 but less than
$1,000,000

                       2.00%           2.04%
$1,000,000 and over              None            None

* The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          42  PROSPECTUS

For the Life Vision Conservative Fund:

                             YOUR SALES      YOUR SALES
                             CHARGE AS A     CHARGE AS A
                            PERCENTAGE OF   PERCENTAGE OF
                              OFFERING        YOUR NET
IF YOUR INVESTMENT IS:         PRICE*        INVESTMENT
Less than $50,000               4.75%           4.99%

$50,000 but less than
$100,000                        4.50%           4.71%

$100,000 but less than
$250,000                        3.50%           3.63%

$250,000 but less than
$500,000

                       2.50%           2.56%
$500,000 but less than
$1,000,000

                       2.00%           2.04%
$1,000,000 and over              None            None

* The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE - A SHARES

The front-end sales charge will be waived on A Shares purchased:

- through reinvestment of dividends and distributions;

- through an account managed by an affiliate of the Adviser;

- by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

- by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

- by current STI Classic Funds shareholders reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs");

- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed;

- through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge; or

- by Trustees of the STI Classic Funds.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing. You should retain any records necessary to substantiate the historical amounts you have invested. The Funds may amend or terminate this right at any time. Please see the Statement of Additional Information for details.

LETTER OF INTENT. A Letter of Intent allows you to purchase shares over a 13-month period and receive the

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  43

same sales charge as if you had purchased all the shares at the same time. The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the Statement of Additional Information for details.

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") - B SHARES

You do not pay a sales charge when you purchase B Shares. However, if you redeem your shares within five years of purchase, you will generally pay a CDSC on these shares according to the following schedule:

                           CDSC AS A PERCENTAGE OF
                          ORIGINAL PURCHASE AMOUNT
YEARS AFTER PURCHASE          SUBJECT TO CHARGE
0 to 1 Year                          5%
1 to 2 Years                         4%
2 to 3 Years                         4%
3 to 4 Years                         3%
4 to 5 Years                         2%
5 Years+*                            0%

* B Shares automatically convert to A Shares after eight years.

The CDSC does not apply to share price appreciation or shares acquired through dividend or capital gains distribution reinvestment. To minimize the CDSC, shares not subject to any charge will be redeemed first, followed by shares held longest (therefore having the lowest CDSC).

CONTINGENT DEFERRED SALES CHARGE ("CDSC") - C SHARES

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either
(1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out ("FIFO") method to determine the holding period. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to shares you purchase through the reinvestment of dividends or capital gain distributions or to the exchange of C Shares of one Fund for C Shares of another Fund.

WAIVER OF THE CDSC

No CDSC is imposed if you sell your shares under any of the following circumstances:

- Death or Post purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

     - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

     - You die or become disabled after the account is opened;

     - Redemption must be made within 1 year of such death/disability;

     - The Fund must be notified in writing of such death/disability at time of redemption request;

     - The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

- Shares purchased through dividend and capital gains reinvestment.

- Participation in the Systematic Withdrawal Plan described below:

     - Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

     - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise)

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          44  PROSPECTUS

       exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

     - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

- Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account
  (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

- Permitted exchanges of shares except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

- Exchanges for B Shares of other Life Vision Funds.

- Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request in proper form, plus the front-end sales charge. The offering price of B Shares and C Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds' website at www.sticlassicfunds.com.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution, contact that broker, institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund shares by:

- Mail

- Telephone (1-888-STI-FUND)

- Wire

- Fax (1-800-451-8377)

- ACH

A MEDALLION SIGNATURE GUARANTEE] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;

- sent to an address or bank account other than the address or bank account of record; or

- sent to an address or bank account of record that has been changed within the last 15 calendar days.

] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that you, in fact, authorized charges to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

The sale price of each share will be the NAV next determined after the Funds receive your request less, in

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  45

the case of B Shares and C Shares, any applicable CDSC.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request but a fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum as a result of redemptions, you may be required to sell your shares. The account balance minimums are:

CLASS         DOLLAR AMOUNT
A Shares      $2,000
B Shares      $5,000 ($2,000 for IRAs or other tax
              qualified accounts)
C Shares      $5,000 ($2,000 for IRAs or other tax
              qualified accounts)

But the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect

MARKET TIMING POLICIES AND PROCEDURES



          46  PROSPECTUS

the Fund as outlined under "Market Timing Policies and Procedures" below.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares of one Fund and buying shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receive your exchange requests in proper form.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

A SHARES

You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an STI Classic Fund with the same, lower or no sales charge, there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.

B SHARES

You may exchange B Shares of any Life Vision Fund for B Shares of another Life Vision Fund. For purposes of computing the CDSC applicable to B Shares, as well as the 8-year automatic conversion period, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by an exchange.

C SHARES

You may exchange C Shares of a Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and

                                                           REDEMPTION FEE POLICY



                                                                  PROSPECTUS  47

experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

- A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the FIFO method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than

REDEMPTION FEE POLICY



          48  PROSPECTUS

the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds' methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believe may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase A Shares or C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.

Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time. The Funds also reserve the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Funds' Board of Trustees.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While B and C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 4% and 1% of the amount invested to broker-dealers and other financial intermediaries who sell B Shares and C Shares, respectively. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For A Shares, each Fund's distribution plan authorizes payment of up to 0.35% of the average daily net assets of the Fund. Currently, however, the Board of Trustees has only approved payment of up to 0.30% of the average daily net assets of the Fund's A Shares.

For B Shares and C Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                  PROSPECTUS  49

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their income quarterly. The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE. A TRANSFER FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE SAME STI CLASSIC FUND SHOULD NOT BE A TAXABLE EVENT.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



             50  PROSPECTUS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for each period shown. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

                                                 NET ASSET                     NET REALIZED                  DIVIDENDS
                                                   VALUE,          NET        AND UNREALIZED                 FROM NET
                                                 BEGINNING     INVESTMENT        GAINS ON      TOTAL FROM   INVESTMENT
                                                 OF PERIOD    INCOME (LOSS)    INVESTMENTS     OPERATIONS     INCOME
                                                 ---------    -------------    -----------     ----------     ------
LIFE VISION AGGRESSIVE GROWTH FUND(B)
 A SHARES
   Year Ended March 31, 2006...................    $11.05          0.11            1.37           1.48         (0.11)
   Period Ended March 31, 2005.................    $10.23          0.09            0.82           0.91         (0.09)
   Period Ended May 31, 2004(c)................    $ 9.46         (0.01)(a)        0.81(a)        0.80         (0.03)
 B SHARES
   Year Ended March 31, 2006...................    $10.98          0.09            1.34           1.43         (0.09)
   Period Ended March 31, 2005.................    $10.18          0.06            0.80           0.86         (0.06)
   Year Ended May 31, 2004.....................    $ 8.53         (0.04)(a)        1.70(a)        1.66         (0.01)
   Period Ended May 31, 2003(d)................    $ 7.23         (0.01)           1.31           1.30            --
 C SHARES
   Period Ended March 31, 2006(e)                  $11.07          0.08            1.39           1.47         (0.08)
LIFE VISION CONSERVATIVE FUND(B)
 A SHARES
   Year Ended March 31, 2006...................    $11.09          0.33            0.17           0.50         (0.32)
   Period Ended March 31, 2005.................    $10.86          0.24            0.29           0.53         (0.26)
   Period Ended May 31, 2004(f)................    $10.68          0.12(a)         0.18(a)        0.30         (0.12)
 B SHARES
   Year Ended March 31, 2006                       $11.09          0.28            0.18           0.46         (0.27)
   Period Ended March 31, 2005.................    $10.86          0.20            0.29           0.49         (0.22)
   Year Ended May 31, 2004.....................    $10.43          0.17(a)         0.39(a)        0.56         (0.13)
   Period Ended May 31, 2003(d)................    $10.00          0.01            0.42           0.43            --
 C SHARES
   Period Ended March 31, 2006(e)                  $11.08          0.29            0.17           0.46         (0.28)
LIFE VISION GROWTH AND INCOME FUND(B)
 A SHARES
   Year Ended March 31, 2006...................    $11.39          0.19            1.02           1.21         (0.19)
   Period Ended March 31, 2005.................    $10.75          0.13            0.66           0.79         (0.15)
   Period Ended May 31, 2004(g)................    $10.18          0.06(a)         0.58(a)        0.64         (0.07)
 B SHARES
   Year Ended March 31, 2006                       $11.39          0.14            1.02           1.16         (0.14)
   Period Ended March 31, 2005.................    $10.74          0.08            0.67           0.75         (0.10)
   Year Ended May 31, 2004.....................    $ 9.34          0.07(a)         1.42(a)        1.49         (0.09)
   Period Ended May 31, 2003(d)................    $ 8.10          0.02            1.24           1.26         (0.02)
 C SHARES
   Period Ended March 31, 2006(h)                  $11.41          0.15            0.98           1.13         (0.15)
LIFE VISION MODERATE GROWTH FUND(B)
 A SHARES
   Year Ended March 31, 2006...................    $10.48          0.25            0.59           0.84         (0.24)
   Period Ended March 31, 2005.................    $10.05          0.17            0.50           0.67         (0.19)
   Period Ended May 31, 2004(i)................    $ 9.58          0.10(a)         0.45(a)        0.55         (0.08)
 B SHARES
   Year Ended March 31, 2006...................    $10.46          0.21            0.59           0.80         (0.20)
   Period Ended March 31, 2005.................    $10.03          0.13            0.50           0.63         (0.15)
   Year Ended May 31, 2004.....................    $ 9.00          0.09(a)         1.04(a)        1.13         (0.10)
   Period Ended May 31, 2003(d)................    $ 8.05          0.03            0.95           0.98         (0.03)
 C SHARES
   Period Ended March 31, 2006(h)                  $10.49          0.20            0.57           0.77         (0.20)

                                                 DISTRIBUTIONS        TOTAL
                                                      FROM          DIVIDENDS
                                                    REALIZED           AND
                                                 CAPITAL GAINS    DISTRIBUTIONS
                                                 -------------    -------------
LIFE VISION AGGRESSIVE GROWTH FUND(B)
 A SHARES
   Year Ended March 31, 2006...................       (0.13)          (0.24)
   Period Ended March 31, 2005.................          --           (0.09)
   Period Ended May 31, 2004(c)................          --           (0.03)
 B SHARES
   Year Ended March 31, 2006...................       (0.13)          (0.22)
   Period Ended March 31, 2005.................          --           (0.06)
   Year Ended May 31, 2004.....................          --           (0.01)
   Period Ended May 31, 2003(d)................          --              --
 C SHARES
   Period Ended March 31, 2006(e)                     (0.13)          (0.21)
LIFE VISION CONSERVATIVE FUND(B)
 A SHARES
   Year Ended March 31, 2006...................       (0.06)          (0.38)
   Period Ended March 31, 2005.................       (0.04)          (0.30)
   Period Ended May 31, 2004(f)................          --           (0.12)
 B SHARES
   Year Ended March 31, 2006                          (0.06)          (0.33)
   Period Ended March 31, 2005.................       (0.04)          (0.26)
   Year Ended May 31, 2004.....................          --           (0.13)
   Period Ended May 31, 2003(d)................          --              --
 C SHARES
   Period Ended March 31, 2006(e)                     (0.06)          (0.34)
LIFE VISION GROWTH AND INCOME FUND(B)
 A SHARES
   Year Ended March 31, 2006...................          --           (0.19)
   Period Ended March 31, 2005.................          --           (0.15)
   Period Ended May 31, 2004(g)................          --           (0.07)
 B SHARES
   Year Ended March 31, 2006                             --           (0.14)
   Period Ended March 31, 2005.................          --           (0.10)
   Year Ended May 31, 2004.....................          --           (0.09)
   Period Ended May 31, 2003(d)................          --           (0.02)
 C SHARES
   Period Ended March 31, 2006(h)                        --           (0.15)
LIFE VISION MODERATE GROWTH FUND(B)
 A SHARES
   Year Ended March 31, 2006...................       (0.24)          (0.48)
   Period Ended March 31, 2005.................       (0.05)          (0.24)
   Period Ended May 31, 2004(i)................          --           (0.08)
 B SHARES
   Year Ended March 31, 2006...................       (0.24)          (0.44)
   Period Ended March 31, 2005.................       (0.05)          (0.20)
   Year Ended May 31, 2004.....................          --           (0.10)
   Period Ended May 31, 2003(d)................          --           (0.03)
 C SHARES
   Period Ended March 31, 2006(h)                     (0.24)          (0.44)

+ Total return excludes sales charge. Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Per share data calculated using average shares outstanding method.

(b) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The expense ratios do not include such expenses.

(c) Commenced operations on October 16, 2003.

(d) Commenced operations on March 11, 2003.

(e) Commenced operations on April 4, 2005.

(f) Commenced operations on November 11, 2003.

(g) Commenced operations on November 5, 2003.

(h) Commenced operations on April 6, 2005.

(i) Commenced operations on October 10, 2003.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  51

                                                        RATIO OF            RATIO OF
                                      RATIO OF NET   NET INVESTMENT        EXPENSES TO
NET ASSET              NET ASSETS,      EXPENSES     INCOME (LOSS)     AVERAGE NET ASSETS     PORTFOLIO
VALUE, END    TOTAL       END OF       TO AVERAGE      TO AVERAGE      (EXCLUDING WAIVERS     TURNOVER
OF PERIOD    RETURN+   PERIOD (000)   NET ASSETS++    NET ASSETS++    AND REIMBURSEMENTS)++     RATE
---------    -------   ------------   ------------    ------------    ---------------------     ----
  $12.29      13.50%     $ 2,619          0.52%           1.06%                0.62%              31%
  $11.05       8.90%     $ 2,080          0.55%           1.20%                1.01%              29%
  $10.23       8.43%     $   867          0.51%          (0.24)%               5.15%              44%
  $12.19      13.10%     $ 5,756          0.99%           0.50%                1.10%              31%
  $10.98       8.44%     $ 5,452          1.03%           0.53%                1.40%              29%
  $10.18      19.49%     $ 4,367          1.00%          (0.36)%               1.95%              44%
  $ 8.53      18.03%     $ 1,052          0.89%          (0.86)%               1.36%              50%
  $12.33      13.40%     $ 1,146          1.17%           0.67%                1.22%              31%
  $11.21       4.63%     $ 1,324          0.53%           3.10%                0.83%              29%
  $11.09       4.88%     $   606          0.56%           2.61%                1.51%             121%
  $10.86       2.82%     $   474          0.57%           2.06%                4.00%             138%
  $11.22       4.23%     $ 5,189          0.97%           2.59%                1.19%              29%
  $11.09       4.50%     $ 5,635          0.96%           2.22%                1.67%             121%
  $10.86       5.38%     $ 5,012          0.95%           1.54%                1.81%             138%
  $10.43       4.30%     $   800          0.92%           0.85%                1.39%             160%
  $11.20       4.22%     $   835          1.03%           2.64%                1.59%              29%
  $12.41      10.73%     $ 5,737          0.51%           1.74%                0.58%              34%
  $11.39       7.37%     $ 3,575          0.57%           1.55%                0.91%              59%
  $10.75       6.32%     $ 1,426          0.56%           1.04%                1.95%              97%
  $12.41      10.21%     $17,829          0.96%           1.21%                1.07%              34%
  $11.39       7.00%     $16,641          1.01%           1.05%                1.34%              59%
  $10.74      15.99%     $13,060          1.00%           0.63%                1.61%              97%
  $ 9.34      15.57%     $ 2,017          0.90%           0.39%                1.34%             139%
  $12.39       9.94%     $ 2,820          1.15%           1.39%                1.20%              34%
  $10.84       8.16%     $ 5,821          0.47%           2.38%                0.59%              34%
  $10.48       6.74%     $ 8,161          0.47%           2.13%                0.87%              83%
  $10.05       5.79%     $ 3,541          0.55%           1.49%                1.27%             109%
  $10.82       7.60%     $14,073          0.92%           1.87%                1.06%              34%
  $10.46       6.28%     $14,797          0.92%           1.59%                1.35%              83%
  $10.03      12.66%     $13,236          1.00%           0.91%                1.56%             109%
  $ 9.00      12.22%     $ 2,691          0.91%           0.93%                1.34%             101%
  $10.82       7.40%     $ 1,674          1.13%           1.89%                1.19%              34%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the STI Classic Funds.
The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:
STI Classic Funds
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.


STI CLASSIC FUNDS

                                                 STI CLASSIC FUNDS

                                                      I Shares

                                                     PROSPECTUS

STI CLASSIC EQUITY FUNDS

         Small Cap Value Equity Fund
           For Participants of The Coca-Cola Enterprises (CCE) 401(k) Plan Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")









                                                     August 1, 2006

                                              The Securities and Exchange
                                              Commission has not approved or
                                              disapproved these securities or
                                              passed upon the adequacy of this
                                              prospectus. Any representation to
                                              the contrary is a criminal
                                              offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the Small Cap Value Equity Fund ("Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

 2      FUND SUMMARY


 2      INVESTMENT STRATEGY


 2      WHAT ARE THE PRINCIPAL RISKS OF INVESTING
          IN THIS FUND?


 3      PERFORMANCE INFORMATION


 4      FUND FEES AND EXPENSES


 5      MORE INFORMATION ABOUT RISK


 6      MORE INFORMATION ABOUT FUND INVESTMENTS


 6      INFORMATION ABOUT PORTFOLIO HOLDINGS


 6      INVESTMENT ADVISER


 7      PORTFOLIO MANAGER


 7      PURCHASING AND SELLING FUND SHARES


 10     MARKET TIMING POLICIES AND PROCEDURES


 11     DIVIDENDS AND DISTRIBUTIONS


 11     TAXES


 12     FINANCIAL HIGHLIGHTS

      INSIDE
BACK     PRIVACY POLICY
COVER


 BACK   HOW TO OBTAIN MORE INFORMATION ABOUT THE
COVER    STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)
(TELESCOPE INVESTMENT STRATEGY
  ICON)
(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)
(TARGET    PERFORMANCE INFORMATION
  ICON)
(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)
(COIN      FUND FEES AND EXPENSES
  ICON)
(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)
(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)
(HAND      PURCHASING AND SELLING
  SHAKE    FUND SHARES
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2006

                                                                   PROSPECTUS  1

                                                             CUSIP/TICKER SYMBOL

FUND NAME                                              CLASS     INCEPTION*   TICKER     CUSIP


Small Cap Value Equity Fund                            I Shares    1/31/97    SCETX      784766370


* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

SMALL CAP VALUE EQUITY FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. small cap equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued small cap securities
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                     SMALL CAP VALUE EQUITY FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund. The collective fund's performance has been adjusted to reflect the current fees and expenses for I Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1996                      34.25%
1997                      32.59%
1998                     -13.45%
1999                      -2.72%
2000                      17.96%
2001                      21.21%
2002                      -1.74%
2003                      37.05%
2004                      25.47%
2005                      12.46%

      BEST QUARTER               WORST QUARTER



         19.82%                     -21.99%



        (6/30/99)                  (9/30/98)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 10.27%.

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Russell 2000(R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

                                          SINCE INCEPTION
                                          AS A REGISTERED
I SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
Small Cap Value
Equity Fund            12.46%    18.16%        12.94%         15.07%

Russell 2000(R) Value
Index (reflects no
deduction for fees or
expenses)               4.71%    13.55%        12.12%         13.08%


* Since inception of the I Shares on January 31, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's collective investment fund.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

SMALL CAP VALUE EQUITY FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   1.13%

Other Expenses                                                0.07%
                                                              -----------------

Total Annual Operating Expenses(2)                            1.20%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $122     $381      $660      $1,455

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS



           6  PROSPECTUS

SMALLER COMPANY RISK

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund also may invest in investment grade fixed income securities and mid- to large cap common stocks that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management.

For the fiscal year ended March 31, 2006, the Adviser received advisory fees (after waivers) of 1.14% of the Fund's average daily net assets.

Since August 1, 2005, the following breakpoints have been used in computing the advisory fee:

AVERAGE DAILY NET ASSETS   DISCOUNT FROM FULL FEE
------------------------   ----------------------
First $500 million        None - Full Fee
Next $500 million         5%
Over $1 billion           10%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset level of the Fund had reached a breakpoint in the advisory fee. Fund expenses in the "Annual Fund Operating Expenses" table shown earlier in this prospectus reflect the advisory breakpoints. Had the Fund's asset levels been lower, the Adviser may have been entitled to receive a maximum advisory fee of 1.15%.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Fund's semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI

                                              PURCHASING AND SELLING FUND SHARES



                                                                   PROSPECTUS  7

Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000. He has managed the Fund since its inception. He has more than 21 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") I Shares of the Fund. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

HOW TO PURCHASE FUND SHARES

The Fund offers I Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

- assets of a bona fide trust, or

- assets of a business entity possessing a tax identification number.

As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions. I Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or

PURCHASING AND SELLING FUND SHARES



           8  PROSPECTUS

lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

IN-KIND PURCHASES

Payment for shares of the Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments in I Shares by non-U.S. citizens or entities.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Fund reserves the right to close your account at the then-current day's price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

                                              PURCHASING AND SELLING FUND SHARES



                                                                   PROSPECTUS  9

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Fund receives your request in proper form.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request but the Fund may take up to seven days to pay sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

A MEDALLION SIGNATURE GUARANTEE] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;

- sent to an address or bank account other than the address or bank account of record; or

- sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

 ] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSR MSP). Contact your local financial adviser for further assistance.

REDEMPTIONS IN KIND

The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or

MARKET TIMING POLICIES AND PROCEDURES



          10  PROSPECTUS

your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund may invest a significant amount of its assets in overseas markets the Fund may be particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Fund and/or its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of the Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Fund relies in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition to the

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                  PROSPECTUS  11

previously mentioned initiatives to discourage market timing, the Fund intends to continually evaluate and, if practical, implement other measures to deter market timing.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state of self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If your 401(k) Plan owns Fund shares on the Fund's record date, the Plan is entitled to receive the distribution.

As Plan participants, you will receive dividends and distributions in the form of additional Fund shares if you own shares of the Fund on the date the dividend or distribution is allocated by the Plan. You will, therefore, not receive a dividend or distribution if you do not own shares of the Fund on the date the dividend or distribution is allocated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan that qualifies for tax-exempt treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty in the case of premature withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of plan withdrawals.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



             12  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for the year ended May 31, 2001, which has been audited by a predecessor independent accounting firm that has ceased operations. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

                             NET ASSET                    NET REALIZED                 DIVIDENDS                        TOTAL
                              VALUE,          NET        AND UNREALIZED                 FROM NET    DISTRIBUTIONS     DIVIDENDS
                             BEGINNING    INVESTMENT     GAINS (LOSSES)   TOTAL FROM   INVESTMENT   FROM REALIZED        AND
                             OF PERIOD   INCOME (LOSS)   ON INVESTMENTS   OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS
                             ---------   -------------   --------------   ----------     ------     -------------   -------------
SMALL CAP VALUE EQUITY FUND

  I SHARES
    Year Ended March 31,
      2006.................   $19.86         0.10             5.39           5.49        (0.10)         (4.32)          (4.42)
    Period Ended March 31,
      2005.................   $18.26         0.04(a)          3.15(a)        3.19        (0.06)         (1.53)          (1.59)
    Year Ended May 31,
      2004.................   $13.73         0.06(a)          4.53(a)        4.59        (0.06)            --           (0.06)
    Year Ended May 31,
      2003.................   $14.54         0.08            (0.82)         (0.74)       (0.07)            --           (0.07)
    Year Ended May 31,
      2002.................   $12.21         0.08             2.35           2.43        (0.10)            --           (0.10)
    Year Ended May 31,
      2001.................   $ 9.13         0.17             3.07           3.24        (0.16)            --           (0.16)

+    Not annualized for periods less than one year.

++   Annualized for periods less than one year.

(a)  Per share data calculated using average shares outstanding method.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  13

                                                                            RATIO OF EXPENSES TO
                                        RATIO OF           RATIO OF          AVERAGE NET ASSETS
NET ASSET              NET ASSETS,    NET EXPENSES      NET INVESTMENT       (EXCLUDING WAIVERS    PORTFOLIO
VALUE, END    TOTAL       END OF       TO AVERAGE      INCOME (LOSS) TO            AND/OR          TURNOVER
OF PERIOD    RETURN+   PERIOD (000)   NET ASSETS++   AVERAGE NET ASSETS++    REIMBURSEMENTS)++       RATE
----------   -------   ------------   ------------   --------------------   --------------------   ---------

  $20.93      30.70%     $762,709         1.20%              0.48%                  1.20%             58%
  $19.86      17.57%     $726,904         1.21%              0.22%                  1.21%             17%
  $18.26      33.56%     $682,567         1.25%              0.38%                  1.25%             44%
  $13.73      (5.09)%    $518,468         1.24%              0.64%                  1.24%             29%
  $14.54      20.06%     $614,199         1.25%              0.67%                  1.25%             29%
  $12.21      35.90%     $401,900         1.25%              1.72%                  1.25%             86%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:

Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:
STI Classic Funds
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.


STI CLASSIC FUNDS

                                                                    PU-ICCE-0806

                                                               STI CLASSIC FUNDS

                                                                    I Shares

                                                                   PROSPECTUS

STI CLASSIC BOND FUNDS

    Core Bond Fund
    Intermediate Bond Fund
    Limited Duration Fund
    Seix Floating Rate High Income Fund
    Seix High Yield Fund

    Investment Adviser: Seix Advisors, a fixed income division of
                        Trusco Capital Management, Inc. (the "Adviser")





























                                                           August 1, 2006

                                                     The Securities and Exchange
                                                     Commission has not approved
                                                     or disapproved these
                                                     securities or passed upon
                                                     the adequacy of this
                                                     prospectus. Any
                                                     representation to the
                                                     contrary is a criminal
                                                     offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the Core Bond Fund, Intermediate Bond Fund, Limited Duration Fund, Seix Floating Rate High Income Fund and Seix High Yield Fund ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

 2      CORE BOND FUND


 5      INTERMEDIATE BOND FUND


 8      LIMITED DURATION FUND


 11     SEIX FLOATING RATE HIGH INCOME FUND


 14     SEIX HIGH YIELD FUND


 17     MORE INFORMATION ABOUT RISK


 19     MORE INFORMATION ABOUT FUND INVESTMENTS


 20     INFORMATION ABOUT PORTFOLIO HOLDINGS


 20     INVESTMENT ADVISER


 21     PORTFOLIO MANAGERS


 21     PURCHASING AND SELLING FUND SHARES


 24     MARKET TIMING POLICIES AND PROCEDURES


 25     REDEMPTION FEE POLICY


 26     DIVIDENDS AND DISTRIBUTIONS


 27     TAXES


 28     FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)


(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING AND SELLING FUND SHARES
  SHAKE
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2006

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS

FUND NAME                                              CLASS     INCEPTION*   TICKER     CUSIP


Core Bond Fund                                         I Shares   10/11/04    SAMFX      78476A603

Intermediate Bond Fund                                 I Shares   10/11/04    SAMIX      78476A884

Limited Duration Fund                                  I Shares   10/11/04    SAMLX      78476A405

Seix Floating Rate High Income Fund                    I Shares     3/2/06    SAMBX      78476A587

Seix High Yield Fund                                   I Shares   10/11/04    SAMHX      78476A843


* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

CORE BOND FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. investment grade bond market
INVESTMENT FOCUS                             Investment grade debt securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in fixed income securities with an emphasis on
                                             corporate and mortgage-backed securities
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Core Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser anticipates that the Fund's modified adjusted duration will generally range from 3 to 6 years, similar to that of the Lehman Brothers Aggregate Bond Index, the Fund's comparative benchmark. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

                                                                 CORE BOND FUND



                                                                   PROSPECTUS  3

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Core Bond Fund, the Fund's predecessor, which began operations on December 30, 1997.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1998                    7.81%

1999                   -0.53%

2000                   10.40%

2001                    6.83%

2002                    7.58%

2003                    4.82%

2004                    4.59%

2005                    2.13%

      BEST QUARTER               WORST QUARTER
          4.25%                     -2.16%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -1.02%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                               SINCE
I SHARES*              1 YEAR   5 YEARS     INCEPTION**
----------------------------------------------------------
Fund Returns
Before Taxes           2.13%     5.17%         5.43%
----------------------------------------------------------
Fund Returns After
Taxes on
Distributions          0.72%     3.42%         3.38%
----------------------------------------------------------
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares    1.38%     3.37%         3.37%
----------------------------------------------------------
Lehman Brothers U.S.
Aggregate Index
(reflects no
deduction for fees,
expenses or taxes)     2.43%     5.87%         6.06%
----------------------------------------------------------

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on December 30, 1997.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities.

CORE BOND FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                      0.25%
Other Expenses(1)                                             0.06%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.31%

(1) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $32       $100       $174        $393

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                         INTERMEDIATE BOND FUND



                                                                   PROSPECTUS  5

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. dollar-denominated, investment grade market of intermediate-term government and corporate bonds
INVESTMENT FOCUS                             Intermediate-term investment grade debt securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in intermediate-term fixed income securities with an emphasis on corporate and mortgage-backed securities
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Intermediate Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate-term fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser anticipates that the Fund will maintain an average-weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially

INTERMEDIATE BOND FUND



           6  PROSPECTUS

unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Intermediate Bond Fund, the Fund's predecessor, which began operations on June 30, 1999.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.

(BAR CHART)

2000                    10.19%

2001                     7.03%

2002                     7.18%

2003                     4.03%

2004                     3.69%

2005                     1.38%

      BEST QUARTER               WORST QUARTER
          4.33%                     -2.33%
        (9/30/01)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.40%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers Intermediate Government/Credit Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                  SINCE
I SHARES*                   1 YEAR   5 YEARS   INCEPTION**
----------------------------------------------------------
Fund Returns
Before Taxes                 1.38%    4.64%       5.30%
----------------------------------------------------------
Fund Returns
After Taxes
on Distributions             0.06%    2.82%       3.30%
----------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares      0.92%    2.88%       3.31%
----------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index
(reflects no deduction for
fees, expenses or taxes)     1.58%    5.50%       5.92%
----------------------------------------------------------

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on June 30, 1999.

                                                         INTERMEDIATE BOND FUND



                                                                   PROSPECTUS  7

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Bond Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities having maturities of 10 years or less.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES

Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees                                      0.25%
Other Expenses(1)                                             0.05%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.30%

(1) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $31          $97         $169          $381

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIMITED DURATION FUND



           8  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income, while preserving liquidity and principal
INVESTMENT FOCUS                             Short-term U.S. dollar-denominated, investment grade fixed income securities
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify U.S. dollar-denominated, investment
                                             grade fixed income securities that offer high current income while preserving liquidity and principal
INVESTOR PROFILE                             Investors who want to receive income from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Limited Duration Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality.

The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. In deciding which securities to buy and sell, the Adviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
        WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                           LIMITED DURATION FUND



                                                                PROSPECTUS  9

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Limited Duration Fund, the Fund's predecessor, which began operations on October 25, 2002.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

2003                    0.97%
2004                    1.20%
2005                    3.20%

      BEST QUARTER               WORST QUARTER
          0.97%                      0.14%
       (12/31/05)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 2.25%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES*                    1 YEAR   SINCE INCEPTION**
-------------------------------------------------------
Fund Returns
Before Taxes                 3.20%          1.72%
-------------------------------------------------------
Fund Returns After
Taxes on Distributions       2.11%          1.10%
-------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares      2.07%          1.11%
-------------------------------------------------------
Merrill 3-Month Treasury
Bill Index (reflects no
deduction for fees,
expenses or taxes)           3.07%          1.84%
-------------------------------------------------------

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on October 25, 2002. Benchmark returns since September 30, 2002 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill 3-Month Treasury Bill Index is a widely-recognized index based on the 3 month U.S. Treasury bills.

LIMITED DURATION FUND



          10  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                      0.10%
Other Expenses(1)                                             0.06%
                                                              -----------------
Total Annual Operating Expenses(2)                            0.16%

(1) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $16        $52        $90        $205

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                             SEIX FLOATING RATE HIGH INCOME FUND



                                                                  PROSPECTUS  11

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              To provide a high level of current income by investing
                                             primarily in first and second lien senior floating rate
                                             loans and other floating rate debt securities
INVESTMENT FOCUS                             Senior floating rate loans and other floating rate debt
                                             securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in a portfolio of interests in first and second lien senior secured floating rate loans and other floating rate debt securities
INVESTOR PROFILE                             Investors who seek:
                                             - Current income and a hedge against rising interest rates;
                                             - Diversification by adding assets that have traditionally exhibited low correlation to other asset classes;
                                             - Relatively high risk adjusted returns compared to other
                                             short term investment vehicles

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Seix Floating Rate High Income Fund invests at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies' capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate, the most popular of which is LIBOR ("London Interbank Offered Rate"). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade, or in comparable unrated securities. The Fund may also invest up to 20% of its total assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In deciding which debt securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either "BB" and "B" by Standard & Poor's Rating Services or "Ba" and "B" by Moody's Investor Services, Inc. or unrated securities that the Adviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of these loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Preservation of capital is considered when consistent with the Fund's objective.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower's discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund's total assets.

In addition, to implement its investment strategy, the Fund may buy or sell to a limited extent, derivative instruments (such as futures, options, credit linked notes and swaps, including credit default and total return swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of senior floating rate loans and other floating rate debt securities and high yield bonds.

SEIX FLOATING RATE HIGH INCOME FUND



          12  PROSPECTUS

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in loses if the reference index, security, or investments do not perform as anticipated. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             No performance information is included because the Fund does not have performance history for a full calendar year.

                                             SEIX FLOATING RATE HIGH INCOME FUND



                                                                  PROSPECTUS  13

(COIN ICON)

FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees                                      0.45%
Other Expenses(1)                                             0.10%
                                                              ----
Total Annual Fund Operating Expenses(2)                       0.55%

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.55%. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                   1 YEAR  3 YEARS
                    $56     $176

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SEIX HIGH YIELD FUND



          14  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                                    High income
  SECONDARY                                  Capital appreciation
INVESTMENT FOCUS                             High yield corporate and other debt instruments of U.S. and
                                             non-U.S. entities
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower rated, higher yielding bonds
                                             offering above average total return
INVESTOR PROFILE                             Investors who seek above average total return

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Seix High Yield Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar-denominated, high yield securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or unrated securities that the Adviser believes are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund's comparative benchmark, the Merrill Lynch High Yield Master Index, which is generally between 3 and 6 years. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield corporate securities rated as non-investment grade.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable

                                                            SEIX HIGH YIELD FUND



                                                                  PROSPECTUS  15

political or legal developments. These risks are increased for investments in emerging markets.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix High Yield Fund, the Fund's predecessor, which began operations on December 29, 2000.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.

(BAR CHART)

2001                    11.33%
2002                     6.34%
2003                    15.56%
2004                     8.34%
2005                     2.62%

      BEST QUARTER               WORST QUARTER
          5.78%                     -1.66%
        (3/31/01)                  (3/31/05)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was 0.24%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Merrill Lynch High Yield Master Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES*              1 YEAR   5 YEARS   SINCE INCEPTION**
Fund Returns
Before Taxes            2.62%    8.75%          8.74%
Fund Returns After
Taxes on
Distributions           0.07%    6.09%          6.08%
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares     1.81%    5.91%          5.90%
Merrill Lynch High
Yield Master Index
(reflects no
deduction for fees,
expenses or taxes)      2.83%    8.76%          9.07%

 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since November 30, 2000 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch High Yield Master Index is a widely-recognized index of U.S. high yield corporate bond issues having maturities of at least one year.

SEIX HIGH YIELD FUND



          16  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES
Investment Advisory Fees(1)                                   0.43%
Other Expenses(2)                                             0.06%
                                                              -----------------
Total Annual Operating Expenses(3)                            0.49%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(2) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $50       $157       $274        $616

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  17

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

BELOW INVESTMENT GRADE RISK

All Funds

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Credit default swaps can increase a Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

EMERGING MARKETS RISK

Core Bond Fund
Intermediate Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market countries, which may be magnified by

MORE INFORMATION ABOUT RISK



          18  PROSPECTUS

currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

EXCHANGE TRADED FUND RISK

All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

All Funds

The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund's income to decline. Income risk is generally higher for short-term bonds.

FLOATING RATE LOAN RISK

Core Bond Fund
Intermediate Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital

                                         MORE INFORMATION ABOUT FUND INVESTMENTS



                                                                  PROSPECTUS  19

Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

FOREIGN SECURITY RISK

All Funds

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORTGAGE-BACKED SECURITY RISK

Core Bond Fund
Intermediate Term Bond Fund
Limited Duration Fund
Seix High Yield Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of a Fund.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies

INFORMATION ABOUT PORTFOLIO HOLDINGS


          20  PROSPECTUS

described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, ("Trusco" or the "Adviser") serves as the investment adviser to the Funds. Seix Advisors, a fixed income division of Trusco, located at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458, manages the Funds. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management.

For the fiscal year ended March 31, 2006, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:

  Core Bond Fund                0.25%
  Intermediate Bond Fund        0.25%
  Limited Duration Fund         0.10%
  Seix High Yield Fund          0.45%

For its advisory services to the Seix Floating Rate High Income Fund, the Adviser is entitled to receive an annual advisory fee of 0.45% based on the Fund's average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep total annual operating expenses from exceeding the expense cap. If at any point before August 1, 2009, total annual operating expenses are less that the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

Since August 1, 2005 the following breakpoints have been used in computing the advisory fee:

  AVERAGE DAILY NET ASSETS      DISCOUNT FROM FULL FEE
-----------------------------   ----------------------
First $500 million               None -- Full Fee
Next $500 million                5%
Over $1 billion                  10%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset level of the Seix High Yield Fund had reached a breakpoint in the advisory fee. Had the Fund's asset levels been lower, the Adviser may have been entitled to receive a maximum advisory fees of 0.45%. Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Funds' semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and

                                                              PORTFOLIO MANAGERS



                                                                  PROSPECTUS  21

Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Joseph Calabrese, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the LIMITED DURATION FUND since its inception, after serving as portfolio manager for the Fund's predecessor fund, the Seix Limited Duration Fund. Prior to joining Trusco, Mr. Calabrese served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 1997 to May 2004. He has more than 19 years of investment experience.

Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co-managed the SEIX FLOATING RATE HIGH INCOME FUND and the SEIX HIGH YIELD FUND since their inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. He has more than 20 years of investment experience.

Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the SEIX FLOATING RATE HIGH INCOME FUND and the SEIX HIGH YIELD FUND since their inception after serving as the portfolio manager for the Seix High Yield Fund's predecessor fund. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 21 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the CORE BOND FUND, the INTERMEDIATE BOND FUND and the LIMITED DURATION FUND since their inception, after serving as a portfolio manager for each Fund's predecessor fund, the Seix Core Bond Fund, Seix Intermediate Bond Fund and Seix Limited Duration Fund respectively. Prior to joining Trusco, Mr. Talty served as President & Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 25 years of investment experience.

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the CORE BOND FUND and the INTERMEDIATE BOND FUND since their inception, after serving as a portfolio manager for each Fund's predecessor Fund, the Seix Core Bond Fund and Seix Intermediate Bond Fund, respectively. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities in the Funds.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") I Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer I Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

- assets of a bona fide trust, or

- assets of a business entity possessing a tax identification number.

As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the

PURCHASING AND SELLING FUND SHARES



          22  PROSPECTUS

Funds receive your purchase order in proper form. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund, a Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board of Trustees.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

IN-KIND PURCHASES

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  23

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional information. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.

A MEDALLION SIGNATURE GUARANTEE] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;

- sent to an address or bank account other than the address or bank account of record; or

- sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

PURCHASING AND SELLING FUND SHARES



          24  PROSPECTUS

 ] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New
   York Stock Exchange, Inc. Medallion Program, (NYSR MSP). Contact your local financial adviser for further assistance.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee
Policy.")

RECEIVING YOUR MONEY

Normally, the Funds will send your sales proceeds within five Business Days after a Fund receives your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas

                                                           REDEMPTION FEE POLICY



                                                                  PROSPECTUS  25

markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

- A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of

DIVIDENDS AND DISTRIBUTIONS



          26  PROSPECTUS

multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds' methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believe may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) retirement loans and withdrawals; and
(v) shares purchased through reinvestment of dividends or capital gains distributions.

Further, the Fund reserves the right to refuse any purchase request by any investor at any time. The Funds also reserve the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Funds' Board of Trustees.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

                                                                           TAXES



                                                                PROSPECTUS  27

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as ordinary income and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS TREATED THE SAME AS A SALE. A TRANSFER FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE SAME STI CLASSIC FUND SHOULD NOT BE A TAXABLE EVENT.

Each Fund will inform you of the amount of your ordinary income dividends and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



             28  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. There was no financial information for the Seix Floating Rate High Income Fund because that Fund did not begin operations until after March 31, 2006. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for the three years (or periods) ended October 31, 2003, which has been audited by predecessor independent accounting firms. The Report of the Independent Registered Public Accounting Firm for each period shown along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

                                          NET ASSET                   NET REALIZED                   DIVIDENDS
                                            VALUE,         NET       AND UNREALIZED                     FROM
                                         BEGINNING OF   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   NET INVESTMENT
                                            PERIOD        INCOME     ON INVESTMENTS   OPERATIONS       INCOME
                                         ------------   ----------   --------------   ----------   --------------
CORE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $10.12         0.41          (0.24)          0.17          (0.42)
    Period Ended March 31, 2005........     $10.30         0.15          (0.14)          0.01          (0.14)
    Year Ended October 31, 2004**......     $10.31         0.31           0.23           0.54          (0.32)
    Year Ended October 31, 2003........     $10.00         0.30           0.35           0.65          (0.34)
    Year Ended October 31, 2002........     $10.34         0.42          (0.29)          0.13          (0.42)
    Year Ended October 31, 2001........     $ 9.66         0.59           0.70           1.29          (0.61)
INTERMEDIATE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........     $10.08         0.38          (0.21)          0.17          (0.39)
    Period Ended March 31, 2005........     $10.37         0.14          (0.21)         (0.07)         (0.14)
    Year Ended October 31, 2004**......     $10.23         0.34           0.14           0.48          (0.34)
    Year Ended October 31, 2003........     $10.12         0.37           0.15           0.52          (0.41)
    Year Ended October 31, 2002........     $10.63         0.47          (0.23)          0.24          (0.50)
    Year Ended October 31, 2001........     $ 9.96         0.57           0.68           1.25          (0.58)
LIMITED DURATION FUND
  I SHARES
    Year Ended March 31, 2006..........     $ 9.98         0.35           0.02           0.37          (0.36)
    Period Ended March 31, 2005........     $ 9.98         0.08             --           0.08          (0.08)
    Year Ended October 31, 2004**......     $ 9.98         0.11             --           0.11          (0.11)
    Year Ended October 31, 2003........     $10.00         0.11          (0.02)          0.09          (0.11)
    Period Ended October 31, 2002(a)...     $10.00           --*            --             --*            --*
SEIX FLOATING RATE HIGH INCOME FUND
  I SHARES
    Period Ended March 31, 2006(c).....     $10.00         0.04          (0.04)            --          (0.04)
SEIX HIGH YIELD FUND
  I SHARES
    Year Ended March 31, 2006..........     $10.94         0.68          (0.10)          0.58          (0.68)
    Period Ended March 31, 2005........     $11.42         0.29          (0.35)         (0.06)         (0.29)
    Year Ended October 31, 2004**......     $11.09         0.72           0.35           1.07          (0.72)
    Year Ended October 31, 2003........     $10.17         0.68           0.92           1.60          (0.68)
    Year Ended October 31, 2002........     $10.40         0.63          (0.20)          0.43          (0.63)
    Period Ended October 31, 2001(d)...     $10.00         0.64           0.36           1.00          (0.60)

                                         DISTRIBUTIONS
                                             FROM            TOTAL
                                           REALIZED      DIVIDENDS AND
                                         CAPITAL GAINS   DISTRIBUTIONS
                                         -------------   -------------
CORE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.01)          (0.43)
    Period Ended March 31, 2005........      (0.05)          (0.19)
    Year Ended October 31, 2004**......      (0.23)          (0.55)
    Year Ended October 31, 2003........         --           (0.34)
    Year Ended October 31, 2002........      (0.05)          (0.47)
    Year Ended October 31, 2001........         --           (0.61)
INTERMEDIATE BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.01)          (0.40)
    Period Ended March 31, 2005........      (0.08)          (0.22)
    Year Ended October 31, 2004**......         --           (0.34)
    Year Ended October 31, 2003........         --           (0.41)
    Year Ended October 31, 2002........      (0.25)          (0.75)
    Year Ended October 31, 2001........         --           (0.58)
LIMITED DURATION FUND
  I SHARES
    Year Ended March 31, 2006..........         --           (0.36)
    Period Ended March 31, 2005........         --*          (0.08)
    Year Ended October 31, 2004**......         --           (0.11)
    Year Ended October 31, 2003........         --           (0.11)
    Period Ended October 31, 2002(a)...         --              --*
SEIX FLOATING RATE HIGH INCOME FUND
  I SHARES
    Period Ended March 31, 2006(c).....         --           (0.04)
SEIX HIGH YIELD FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.15)          (0.83)
    Period Ended March 31, 2005........      (0.13)          (0.42)
    Year Ended October 31, 2004**......      (0.02)          (0.74)
    Year Ended October 31, 2003........         --           (0.68)
    Year Ended October 31, 2002........      (0.03)          (0.66)
    Period Ended October 31, 2001(d)...         --           (0.60)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Commenced operations on October 25, 2002.

(b) Amounts are not meaningful due to the short period of operations.

(c) Commenced operations on March 2, 2006.

(d) Commenced operations on December 29, 2000.

*   Amount less than $0.005.

** Effective November 1, 2003, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Seix High Yield Fund as noted below:

                                                                                                                CHANGE TO RATIO
                                                                                                               OF NET INVESTMENT
                                                                                           CHANGE TO NET           INCOME TO
                                                                        CHANGE TO           REALIZED AND       AVERAGE NET ASSETS
                                                                      NET INVESTMENT      UNREALIZED GAINS     ------------------
                                                                     INCOME PER SHARE    (LOSSES) PER SHARE         I SHARES
                                                                     ----------------    ------------------    ------------------
      Seix High Yield Fund.......................................         $0.01                $(0.01)               0.06%

                                                           FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  29

                                                                                            RATIO OF EXPENSES
                                                                       RATIO OF NET          TO AVERAGE NET
                             NET ASSETS,        RATIO OF NET        INVESTMENT INCOME       ASSETS (EXCLUDING
NET ASSET VALUE,    TOTAL       END OF          EXPENSES TO             TO AVERAGE             WAIVERS AND
 END OF PERIOD     RETURN+   PERIOD (000)   AVERAGE NET ASSETS++       NET ASSETS++         EXPENSE OFFSET)++
 -------------     -------   ------------   --------------------       ------------         -----------------
     $ 9.86          1.68%    $  497,730            0.29%                  4.01%                   0.29%
     $10.12          0.09%    $  176,537            0.37%                  3.12%                   0.37%
     $10.30          5.49%    $   56,019            0.45%                  3.03%                   0.59%
     $10.31          6.58%    $   33,662            0.45%                  3.10%                   0.51%
     $10.00          1.38%    $   80,727            0.45%                  4.08%                   0.70%
     $10.34         13.82%    $   52,034            0.45%                  5.85%                   0.70%
     $ 9.85          1.76%    $   78,187            0.31%                  3.88%                   0.31%
     $10.08         (0.75)%   $   47,981            0.29%                  3.25%                   0.29%
     $10.37          4.73%    $   35,848            0.45%                  3.25%                   0.59%
     $10.23          5.16%    $   28,689            0.45%                  3.42%                   0.56%
     $10.12          2.47%    $   40,284            0.45%                  4.63%                   0.73%
     $10.63         12.87%    $   26,192            0.45%                  5.50%                   0.76%
     $ 9.99          3.73%    $   58,887            0.15%                  3.39%                   0.15%
     $ 9.98          0.84%    $   83,315            0.16%                  2.12%                   0.16%
     $ 9.98          1.09%    $  129,259            0.20%                  1.04%                   0.26%
     $ 9.98          0.92%    $  146,513            0.20%                  1.10%                   0.26%
     $10.00            --(b)  $   12,298              --(b)                  --(b)                   --(b)
     $ 9.96          0.02%    $  106,405            0.56%                  5.24%                   0.80%
     $10.69          5.37%    $1,217,679            0.49%                  6.20%                   0.50%
     $10.94         (0.53)%   $1,391,879            0.51%                  6.22%                   0.57%
     $11.42          9.97%    $1,689,327            0.55%                  6.48%                   0.64%
     $11.09         16.10%    $1,057,993            0.55%                  6.67%                   0.67%
     $10.17          4.21%    $   82,017            0.55%                  6.80%                   1.07%
     $10.40         10.14%    $    4,641            0.55%                  7.33%                   3.98%


NET ASSET VALUE,    PORTFOLIO
 END OF PERIOD    TURNOVER RATE+
 -------------    --------------
     $ 9.86             236%
     $10.12             150%
     $10.30             330%
     $10.31             463%
     $10.00             502%
     $10.34             492%
     $ 9.85             154%
     $10.08              94%
     $10.37             130%
     $10.23             277%
     $10.12             237%
     $10.63             431%
     $ 9.99              94%
     $ 9.98              12%
     $ 9.98             101%
     $ 9.98             244%
     $10.00              --(b)
     $ 9.96               9%
     $10.69              95%
     $10.94              42%
     $11.42              73%
     $11.09             108%
     $10.17              97%
     $10.40             466%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

Seix Advisors, a fixed income division of Trusco Capital Management, Inc.
10 Mountainview Road
Suite C-200
Upper Saddle River, NJ 07458

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:
STI Classic Funds
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.


STI CLASSIC FUNDS
                                                                  PU-ISEIXB-0806

                                STI CLASSIC FUNDS

                                   BOND FUNDS

                                    C SHARES

                                   PROSPECTUS

                                 AUGUST 1, 2006

                             HIGH QUALITY BOND FUND
                             TOTAL RETURN BOND FUND

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about C Shares of the High Quality Bond and Total Return Bond Funds ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                         PAGE
                                                                      ----------
HIGH QUALITY BOND FUND ............................................       XXX
TOTAL RETURN BOND FUND ............................................       XXX
MORE INFORMATION ABOUT RISK .......................................       XXX
MORE INFORMATION ABOUT FUND INVESTMENTS ...........................       XXX
INFORMATION ABOUT PORTFOLIO HOLDINGS ..............................       XXX
INVESTMENT ADVISER ................................................       XXX
PORTFOLIO MANAGERS ................................................       XXX
PURCHASING, SELLING AND EXCHANGING FUND SHARES ....................       XXX
MARKET TIMING POLICIES AND PROCEDURES .............................       XXX
DIVIDENDS AND DISTRIBUTIONS .......................................       XXX
TAXES .............................................................       XXX
HOW TO OBTAIN MORE INFORMATION ABOUT THE
STI CLASSIC FUNDS .................................................   Back Cover

             RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

                             HIGH QUALITY BOND FUND

FUND SUMMARY

INVESTMENT GOAL                  Current income and price appreciation

INVESTMENT FOCUS                 High quality fixed income securities

SHARE PRICE VOLATILITY           Low

PRINCIPAL INVESTMENT STRATEGY    Attempts to identify intermediate duration
                                 securities that offer solid return potential
                                 and yield

INVESTOR PROFILE                 Conservative investors seeking to maximize
                                 income and yield consistent with intermediate
                                 share price volatility

INVESTMENT STRATEGY

Under normal circumstances, the High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities. These securities will be primarily U.S. government, corporate and mortgage-backed securities rated A or better by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and collateralized mortgage obligations ("CMOs"). The Fund may invest in debt securities of U.S. and non-U.S. issuers.

The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk. Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Some U.S. government securities are backed solely by the ability of the issuing entity to borrow from the U.S. Treasury or by the entity's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Classic Institutional High Quality Bond Fund's C Shares have not yet commenced operations and, therefore, do not have any performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                             C SHARES
                                                                             --------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)*     1.00%
Redemption Fee (as a percentage of net asset value)*                           2.00%

* This sales charge is imposed if you sell your C Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Sales Charges."

** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        C SHARES
                                        --------
Investment Advisory Fees                 0.40%
Distribution and Service (12b-1) Fees    1.00%
Other Expenses                           0.30%*
                                         ----
Total Annual Fund Operating Expenses     1.70%**

----------
*    Other Expenses are based on estimated amounts for the current fiscal year.

** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.

High Quality Bond Fund-- C Shares   1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

1 YEAR   3 YEARS
------   -------
 $383      $566

If you do not sell your shares at the end of the period:

1 YEAR   3 YEARS
------   -------
 $183      $566

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                             TOTAL RETURN BOND FUND

FUND SUMMARY

INVESTMENT GOAL                  Current income and price appreciation
INVESTMENT FOCUS                 Government, corporate, and mortgage-backed
                                 securities, plus other opportunistic
                                 investments
SHARE PRICE VOLATILITY           Moderate
PRINCIPAL INVESTMENT STRATEGY    Attempts to recognize relative value in fixed
                                 income markets
INVESTOR PROFILE                 Investors seeking diversification and
                                 attractive total returns in the fixed income
                                 market

INVESTMENT STRATEGY

Under normal circumstances, the Total Return Bond Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from a wide array of debt securities, primarily utilizing government, corporate and mortgage-backed securities and floating rate loans. The Fund may also invest in convertible bonds, preferred stocks, taxable municipal securities, asset backed securities and collateralized mortgage obligations ("CMOs"). The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. The Fund's investments may include high yield securities rated below investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Some U.S. government securities are backed solely by the ability of the issuing entity to borrow from the U.S. Treasury or by the entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Credit default swaps can increase the Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

PERFORMANCE INFORMATION

The Total Return Bond Fund's C Shares have not yet commenced operations and, therefore, do not have any performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                             C SHARES
                                                                             --------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)*     1.00%
Redemption Fee (as a percentage of net asset value)**                          2.00%

* This sales charge is imposed if you sell your C Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Sales Charges."

** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        C SHARES
                                        --------
Investment Advisory Fees                  0.35%
Distribution and Service (12b-1) Fees     1.00%
Other Expenses                            0.30%*
                                          ----
Total Annual Fund Operating Expenses      1.65%

----------
*    Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

1 YEAR   3 YEARS
------   -------
 $378      $551

If you do not sell your shares at the end of the period:

1 YEAR   3 YEARS
------   -------
 $178      $551

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                           MORE INFORMATION ABOUT RISK

BELOW INVESTMENT GRADE RISK - (TOTAL RETURN BOND FUND) High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK - (Both Funds) A Fund's investments in securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index are called inverse floaters. An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income on an inverse floater are generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Credit default swaps can increase a Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

EMERGING MARKETS RISK - (Total Return Bond Fund) Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Exchange Traded Fund Risk - (Both Funds) The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK -- (Both Funds) The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund's income to decline. Income risk is generally higher for short-term bonds.

FLOATING RATE LOAN RISK - (Both Funds) As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

FOREIGN SECURITY RISK -- (Both Funds) Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORTGAGE-BACKED SECURITY RISK - (Both Funds) Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of a Fund.

                     MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

                      INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

                               INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, ("Trusco" or the "Adviser") serves as the Adviser to the Funds. As of June 30, 2006, the Adviser had approximately $71 billion in assets under management. For its advisory services to the Funds, the Adviser is entitled to receive the following fees as a percentage of each Fund's daily net assets:

High Quality Bond Fund   0.40%
Total Return Bond Fund   0.35%

Breakpoints will be used in computing the advisory fee as follows:

AVERAGE DAILY NET ASSETS   DISCOUNT FROM FULL FEE
------------------------   ----------------------
First $500 million             None - Full Fee
Next $500 million                     5%
Over $1 billion                      10%

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Fund's semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the TOTAL RETURN BOND FUND since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 25 years of investment experience.

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH QUALITY BOND FUND and TOTAL RETURN BOND FUND since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisers, Inc. from November 1999 to May 2004. He has more than 19 years of investment experience.

Mr. Adrien Webb, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH QUALITY BOND FUND since October 2004. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 2000 to May 2004. He has more than 11 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Funds.

                 PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange C Shares of the Funds.

                           HOW TO PURCHASE FUND SHARES

You may purchase shares of the Funds through financial institutions or intermediaries who are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged to the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of the STI Classic Funds.

Shareholders who purchased shares directly from the Funds may purchase additional Fund shares by:

     -    Mail

     -    Telephone (1-888-STI-FUND)

     -    Wire

     -    Fax (1-800-451-8377)

     -    Automated Clearing House ("ACH")

The Funds do not accept cash, credit card checks, third party checks, travelers' checks, money orders, bank starter checks or checks drawn on a foreign currency as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR OTHER INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and the dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed-income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors can not buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $5,000 ($2,000 for IRA accounts) in C Shares of the Funds.

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase C Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. You should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

                            CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

To purchase shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. military APO or FPO addresses.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if is the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

                                  SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES ("CDSC")

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out ("FIFO") method to determine the holding period. The CDSC does not apply to shares you purchase through reinvestment of dividends or capital gains distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to exchanges of C Shares of one Fund for C Shares of another Fund.

WAIVER OF CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

     - Death or Post purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

               - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

               -    You die or become disabled after the account is opened;

               - Redemption must be made within 1 year of such death/disability;

               - The Fund must be notified in writing of such death/disability at time of redemption request;

               - The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

     -    Shares purchased through dividend and capital gains reinvestment.

               - Participation in the Systematic Withdrawal Plan described below:

               - Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC sales charge, will be included in calculating the account value and 10% limitation amount;

               - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

               - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

     - Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

     - Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

     - Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES

The offering price of C Shares is simply the next calculated NAV.

You can also obtain information about sales charges on the Funds' website at www.sticlassicfunds.com.

                          HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund shares by:

     -    Mail

     -    Telephone (1-888-STI-FUND)

     -    Wire

     -    Fax (1-800-451-8377)

     -    ACH

A Medallion Signature Guarantee(*) by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

     -    made payable to someone other than the registered shareholder;

     - sent to an address or bank account other than the address or bank account on record;

     - sent to an address or bank account of record that has been changed within the last 15 calendar days.

(*) MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

The sale price of each share will be the next NAV determined after the Funds receive your request less any applicable CDSC.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase unless the redemption fee is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check [or, if you have a checking or savings account with a bank, electronically transferred to your account.] Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a larger redemption). Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $5,000 ($2,000 for IRA accounts) due to redemptions you may be required to sell your shares. But the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

                           HOW TO EXCHANGE YOUR SHARES

You may exchange your shares for C Shares of any other STI Classic Fund on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. You may also exchange C Shares of another STI Classic Fund for C Shares of each Fund in the same way. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of the Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) the Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange C Shares of each Fund, you are really selling your shares and buying C Shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

                             TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

     -    redemption checks must be made payable to the registered shareholder;
          and

     - redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

                      MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the

Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include: Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

     - The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

     - A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges_ within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the applicable Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption will be compares to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

                              REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the appropriate Fund to help offset costs to the Fund's long-term shareholders. The Funds will use the FIFO method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds' methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believe may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.

Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time. The Funds also reserve the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Funds' Board of Trustees.

                           DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Funds to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1.00% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources or past profits to brokers, banks, finacial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related, shareholder services, marketing supposrt or administrative services suppost. As indicated, payment for these services is solely at the Adviser's or its affiliates expense and there are no monetary or non-monetary guarantees, arrangements, or agreements of any kind designed in any manner to influence any partner, affiliate or service provider to recommend or sell shares of a Fund in lieu of another investment. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

                                      TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum rate of 15% on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds expect to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS

                                 AUGUST 1, 2006

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated August 1, 2006, as may be supplemented from time to time. This SAI relates to each class of the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                                                  A SHARES        B SHARES         C SHARES           I SHARES
                                                  --------        --------         --------           --------
EQUITY FUNDS
Aggressive Growth Stock Fund                         X                                 X                 X
Capital Appreciation Fund                            X                                 X                 X
Emerging Growth Stock Fund                           X                                 X                 X
International Equity Fund                            X                                 X                 X
International Equity Index Fund                      X                                 X                 X
Large Cap Quantitative Equity Fund (formerly,        X                                 X                 X
Strategic Quantitative Equity Fund)
Large Cap Relative Value Fund                        X                                 X                 X
Large Cap Value Equity Fund                          X                                 X                 X
Mid-Cap Equity Fund                                  X                                 X                 X
Mid-Cap Value Equity Fund                            X                                 X                 X
Quality Growth Stock Fund                            X                                 X                 X
Small Cap Growth Stock Fund                          X                                 X                 X
Small Cap Quantitative Equity Fund                   X                                 X                 X
Small Cap Value Equity Fund                          X                                 X                 X
TAXABLE BOND FUNDS
Core Bond Fund                                       X                                 X                 X
High Income Fund                                     X                                 X                 X
High Quality Bond Fund                                                                                   X
Intermediate Bond Fund                               X                                 X                 X
Investment Grade Bond Fund                           X                                 X                 X
Limited Duration Fund                                                                                    X
Limited-Term Federal Mortgage Securities Fund        X                                 X                 X
Seix Floating Rate High Income Fund                  X                                                   X
Seix High Yield Fund                                 X                                 X                 X

                                                  A SHARES        B SHARES         C SHARES           I SHARES
                                                  --------        --------         --------           --------
Short-Term Bond Fund                                 X                                 X                 X
Short-Term U.S. Treasury Securities Fund             X                                 X                 X
Strategic Income Fund                                X                                 X                 X
Total Return Bond Fund                                                                                   X
U.S. Government Securities Fund                      X                                 X                 X
U.S. Government Securities Ultra-Short Bond Fund                                                         X
Ultra-Short Bond Fund                                                                                    X
TAX-EXEMPT BOND FUNDS
Florida Tax-Exempt Bond Fund                         X                                 X                 X
Georgia Tax-Exempt Bond Fund                         X                                 X                 X
Investment Grade Tax-Exempt Bond Fund                X                                 X                 X
Maryland Municipal Bond Fund                         X                                 X                 X
North Carolina Tax-Exempt Bond Fund                  X                                 X                 X
Virginia Intermediate Municipal Bond Fund            X                                 X                 X
MONEY MARKET FUNDS
Prime Quality Money Market Fund                      X                                 X                 X
Tax-Exempt Money Market Fund                         X                                                   X
U.S. Government Securities Money Market Fund         X                                                   X
U.S. Treasury Money Market Fund                      X                                                   X
Virginia Tax-Free Money Market Fund                  X                                                   X
ASSET ALLOCATION FUNDS
Balanced Fund                                        X                                 X                 X
Life Vision Aggressive Growth Fund                   X               X                 X                 X
Life Vision Conservative Fund                        X               X                 X                 X
Life Vision Growth and Income Fund                   X               X                 X                 X
Life Vision Moderate Growth Fund                     X               X                 X                 X
Life Vision Target Date 2015 Fund                    X                                 X                 X
Life Vision Target Date 2025 Fund                    X                                 X                 X
Life Vision Target Date 2035 Fund                    X                                 X                 X

The Equity Funds and Asset Allocation Funds are collectively referred to herein as "Equity Funds" and the Bond Funds and the Tax-Exempt Bond Funds are collectively referred to herein as the "Fixed Income Funds."

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. A Prospectus may be obtained by writing to the Trust or calling toll-free 1-888-STI-FUND.

                                TABLE OF CONTENTS

THE TRUST .......................................     1
DESCRIPTION OF PERMITTED INVESTMENTS ............     1
INVESTMENT LIMITATIONS ..........................    33
THE ADVISER .....................................    35
THE SUBADVISER ..................................    40
THE ADMINISTRATOR ...............................    41
THE PORTFOLIO MANAGERS ..........................    45
THE DISTRIBUTOR .................................    53
THE TRANSFER AGENT ..............................    66
THE CUSTODIAN ...................................    66
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...    66
LEGAL COUNSEL ...................................    66
TRUSTEES AND OFFICERS OF THE TRUST ..............    66
PURCHASING AND REDEEMING SHARES .................    71
DETERMINATION OF NET ASSET VALUE ................    74
TAXES ...........................................    75
FUND TRANSACTIONS ...............................    80
PORTFOLIO TURNOVER RATE .........................    90
PORTFOLIO HOLDINGS ..............................    92
DESCRIPTION OF SHARES ...........................    93
VOTING RIGHTS ...................................    93
SHAREHOLDER LIABILITY ...........................    94
LIMITATION OF TRUSTEES' LIABILITY ...............    94
CODES OF ETHICS .................................    94
PROXY VOTING ....................................    94
5% AND 25% SHAREHOLDERS .........................    95
FINANCIAL STATEMENTS ............................    95
APPENDIX A - DESCRIPTION OF RATINGS .............   A-1
APPENDIX B - PROXY VOTING SUMMARIES .............   B-1

                                    THE TRUST

Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. Each Fund, except the Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund and the Virginia Intermediate Municipal Bond Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

                      DESCRIPTION OF PERMITTED INVESTMENTS

The Funds' respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds' prospectuses under the "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ACQUISITIONAL/EQUIPMENT LINES (DELAYED-DRAW TERM LOANS). Acquisitional/equipment lines (delayed-draw term loans) are credits that may be drawn down for a given period to purchase specified assets or equipment of to make acquisitions. The issuer pays a fee during the commitment period (a ticking fee). The lines are then repaid over a specified period (the term-out period). Repaid amounts may not be re-borrowed. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund's industry concentration levels.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BORROWING. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE BONDS. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than nonconvertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as "busted" convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.

CORPORATE ISSUES. Corporate issues refer to debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.

EQUIPMENT TRUST CERTIFICATES ("ETCS"). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

SMALL AND MEDIUM CAPITALIZATION ISSUERS. Generally, capitalization or market capitalization is a measure of a company's size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EQUITY-LINKED SECURITIES. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.

PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest six times during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

LYONS. Liquid Yield Option Notes ("LYONS") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like a Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS, DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs SM") and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Investment Company Shares" below.

FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund will segregate or earmark liquid assets with the Fund's custodian that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

           1. High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

           2. The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

           3. Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

           4. The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of a Fund's investments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets (10% with respect to the Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Exempt Money Market Fund) in illiquid securities.

INVERSE FLOATERS. A Fund may invest in municipal securities whose interest rated bear an inverse relationship to the interest rate on another security or the value of an index ("Inverse Floaters"). An investment in Inverse Floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the Inverse Floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse Floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations.

iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in the Funds.

INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Funds may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations, which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MEDIUM-TERM NOTES. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S.

commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by U.S. government agencies and government-sponsored entities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and MHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multiclass mortgage-backed securities, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full. An important feature of MBS is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date. See "When-Issued Securities and Forward Commitment Securities" for more information.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.

Municipal bonds generally must be rated investment grade by at least one national securities rating agency or, if not rated, must be deemed by the Adviser to essentially have characteristics similar to those of bonds having the above rating. Bonds downgraded to below investment grade may continue to be held at the discretion of the Fund's Adviser. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Funds can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments, which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

SENIOR LOANS

Structure of Senior Loans. A senior floating rate loan ("Senior Loan") is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

The Fund typically purchases "Assignments" from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

The Fund may invest up to 10% of its total assets in "Participations." Participations by the Fund in a Loan Investor's portion of a Senior Loan typically will result in the Fund having a contractual relationship only with such Loan Investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, the Fund may assume the credit risk of both the borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, the Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and the Fund with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee's monetary policy, governmental regulations concerning such industries and capital raising activities generally, and fluctuations in the financial markets generally.

The Fund will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Fund and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor's Ratings Group ("S&P") or Baa or P-3 or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by another nationally recognized rating agency (each a "Rating Agency")) or determined by the investment adviser to be of comparable quality. Securities rated Baa by Moody's have speculative characteristics. Similarly, the Fund will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody's is regarded by Moody's as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody's are considered by Moody's to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company's shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower's obligations under a Senior Loan.

Certain Fees Paid to the Fund. In the process of buying, selling and holding Senior Loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by the Fund may include amendment fees.

Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the "Loan Agreement"). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

Administration Of Loans. In a typical Senior Loan the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Fund will generally rely upon the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Fund and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent's general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Fund's performance because the Fund should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on the Fund's yield.

Other Information Regarding Senior Loans. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Fund or may be intermediate participants with respect to Senior Loans in which the Fund owns interests. Such banks may also act as Agents for Senior Loans held by the Fund.

The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, the Fund will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for the Fund. As a matter of policy, the Fund will not consider equity securities to be eligible holdings.

The Fund may acquire interests in Senior Loans which are designed to provide temporary or "bridge" financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. The Fund may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower's use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower's perceived creditworthiness.

The Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the borrower's ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.

If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund's security interest in the loan collateral or subordinate the Fund's rights under the Senior Loan to the interests of the borrower's unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect the Fund's performance. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to the Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund's security interest in loan collateral. If the Fund's security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could also have to refund interest (see the prospectus for additional information).

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Fund's purchase of a Senior Loan. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund's investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

As described in the prospectuses, except for investments in temporary investments, each Tax-Exempt Bond Fund will invest substantially all of its net assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

      - FACTORS PERTAINING TO FLORIDA

      The outlook for the State's general obligation bonds is stable. Florida's financial performance has exceeded expectations over recent years, its economy has continued to strengthen and its debt load, while growing, has remained within the State's debt policy limits.

      As a result of Florida's fiscally conservative economic policies, Moody's, Fitch and Standard & Poor's, the nation's three major credit rating agencies, all upgraded Florida's bond rating in 2005, with the State receiving the first-ever AAA rating in its history. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

      Florida's fiscal conservatism has also yielded the State's largest budget surpluses in history, providing a safety-net for the State to deal with emergencies and invest in Florida's future.

      From January 2005 to January 2006, Florida added 302,500 new jobs, seasonally adjusted. Florida's January 2006 unemployment rate was 3.0%, 1.7% below the national rate of 4.7%. Florida's unemployment rate is the lowest recorded in the history of the current methodology, which began in 1976. Florida continues to lead the nation in the number of new jobs created and has the fastest rate of annual job growth and the lowest unemployment rate among the 10 most populous states.

      Governor Bush has made diversifying Florida's economy a top priority for his second term in office, placing particular emphasis on fostering the development of emerging technologies. The Bush/Jennings administration recommended an investment of $630 million to further diversify and strengthen Florida's economy. The proposal includes $200 million for the State's Centers of Excellence program to build and enhance innovation infrastructure, $75 million in tax credits for the new Florida Capital Formation Program, $50 million to expand Florida's Quick Action Closing Fund, $55 million to secure Florida's position as a leader in the Space and Aeronautics industry, and $250 million to create the Florida Innovation Incentive Fund to bring large scale research projects, private sector business or prestigious institutions to the State.

      - FACTORS PERTAINING TO GEORGIA

      The State of Georgia ended March 2006 with revenue collections for the fiscal year to date exceeding 2005 levels by 9.6%. The State's fiscal year ended on June 30, 2006. As in 2005, a portion of the anticipated budget surplus will be used to replenish depleted reserves. Revenue growth continues to be paced by corporate income tax receipts, which are up over 44% year to date. Governor Sonny Perdue's $17.4 billion 2006 general fund budget was enacted based on 5% revenue growth over 2005 levels.

      In a February 2006 report, Moody's Investors Service praised the State's conservative fiscal practices, revenue growth recovery, and well-funded pensions, while acknowledging the State's recent history of financial reporting deficiencies.

      The State's unemployment rate for March 2006 was 4.5%, 0.2% below the national average of 4.7%.

      Georgia's general obligation debt continues to carry Aaa/AAA ratings from Moody's, Standard and Poor's and Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

      - FACTORS PERTAINING TO MARYLAND

      Maryland's economy continues a steady expansion that began after the national recession several years ago. Port of Baltimore activity, proximity to the vibrant Washington D.C. economy, and higher defense and homeland security spending by the Federal Government all benefit the State's economy. Spending by the Federal Government is the primary driver of activity though tourism is growing and is expected to continue at a strong pace. Manufacturing provided only 5.4% of employment in 2005, about one half of the amount that manufacturing represented on a national basis. Promising developments include growth in aerospace, medical research, security and distribution industries. Military base closure and relocation is expected to bring a net increase in related employment in coming years. The unemployment rate was 4.2% for 2005, compared to the national level of 5.1%, while 2004 per capita income at nearly 120% of the national average ranked Maryland the 4th wealthiest State.

      State revenues began improving in 2004 following two years of weakness. Fiscal 2004 General Fund revenue grew by 9.4% over 2003, including legislative changes, and fiscal 2005 revenue growth was 13.2%. Slower growth is budgeted for 2006, still producing healthy reserves and general fund balances. Revenues are expected to be strong again in 2007, however, spending increases are significant for public and higher education, Medicaid, and a proposal under consideration to begin funding post retirement health benefits which are significant.

      Maryland's general obligation debt is rated AAA by Moody's, Standard & Poor's and Fitch Ratings. According to Moody's, the State is one of the more heavily indebted States, ranking 17 in 2005 on a per capita basis, however, the ranking is closer to the national median (21st) when debt is compared to the State's high personal income. The State's tax supported debt is limited by the Constitution to 15 year terms, assuring a rapid payout and replenishment of debt capacity. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

      - FACTORS PERTAINING TO NORTH CAROLINA

      North Carolina ended January 2006 with revenue collections for the fiscal year to date exceeding 2005 levels by 10.4%. The State's fiscal year ended on June 30, 2006. Total General Fund revenues currently exceed budget by almost $200 million. Governor Mike Easley's 2005-2006 budget was enacted based on 5.5% revenue growth for fiscal 2006.

      In a March 2006 report, Moody's Investors Service noted the State's improving economic and financial performance and praised its history of strong financial management, while acknowledging the challenges posed by a structural budget imbalance and rising debt burden.

      The State's unemployment rate for March 2006 was 4.5%, 0.2% below the national average of 4.7%.

      North Carolina's general obligation debt carries AAA ratings from Standard and Poor's and Fitch, while Moody's awards a Aa1 rating with a positive outlook. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

      - FACTORS PERTAINING TO VIRGINIA

      Virginia's economy and employment has grown at a pace exceeding the nation in most years with construction, professional and business services, and retail contributing to employment growth. The technology sector employment was affected by the slowdown in the early 2000s but rebounded nicely in 2004 and 2005. The State has lost manufacturing jobs in textiles and furniture, areas hard hit by imports. Federal spending on defense and homeland security has been an important factor in the regional economies of Northern Virginia and Hampton Roads. Numerous tourist attractions add strength and diversity to the economy and Virginia has benefited from above average home price appreciation and below average mortgage delinquencies. The State's unemployment rate was 3.3% in December 2005 compared to the national rate of 4.9%, a relationship that has existed for many years. Similarly, personal income per capita was $36,175 in 2004, the highest in the Southeastern region and 109% of the national average. Personal income growth has exceeded national rates of growth each year since 2001.

      The 2005-2006 Biennial Budget restored fiscal stability with an increase in the statewide sales tax rate of 1/2 of 1%, combined with spending restraint and a cap on the car tax relief program that was draining State revenues and contributing to a budget that had been structurally out of balance. Revenues grew by 17% in 2005 compared to 2004 and for the fiscal year ending June 30, 2006 General Fund revenue growth of 6.1% was budgeted. Through January revenues were ahead of budget, up 11.2%. It is expected that the State will end the fiscal year with reserve funds at the highest level in history.

      According to Moody's Investors Service, the State's tax supported debt remains below national averages as measured by debt per capita and debt as a percentage of personal income. Moody's, Standard & Poor's and Fitch Ratings all assign Virginia's general obligation debt a AAA rating. Moody's states that Virginia's credit strengths are its tradition of conservative fiscal management, a diversified economy and low debt burden. These ratings reflect only the State's credit and do not indicate the creditworthiness of all of the securities in which the Funds may invest. Furthermore, it cannot be assumed that these ratings will be maintained.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the

Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

      - BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

      - CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

      - TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Funds will not purchase obligations issued by the Adviser or its affiliates.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of BISYS Group, Inc., the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the BISYS Group, Inc.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a passthrough vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or longterm loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies, which service the real estate business sector may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for taxfree pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

REVERSE REPURCHASE AGREEMENTS. A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller's cost plus interest). Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.

REVOLVING CREDIT FACILITIES ("REVOLVERS"). Revolvers are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the Revolver and usually provides for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.

A Fund may invest in Revolvers with credit quality comparable to that of issuers of its other investments. Revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Each Fund currently intends to treat Revolvers for which there is no readily available market as illiquid for purposes of that Fund's limitation on illiquid investments.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, subadviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a matter comes up for a vote which would have a material effect on a Fund or its investment, the Fund must attempt to terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index ("SAMI") is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the

Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

TRUST PREFERRED SECURITIES. Trust preferred securities are convertible preferred shares issued by a Trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the Trust. The coupon from the issuer to the Trust exactly mirrors the preferred dividend paid by the Trust. Upon conversion by the investors, the Trust in turn converts the convertible debentures and passes through the shares to the investors.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can issue debt both as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.

      - U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

      - RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

      - TREASURY INFLATION PROTECTED NOTES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

      - ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

      - U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See "Mortgage-Backed Securities."

      - U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT SECURITIES. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase.

When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

In addition to the 80% investment policy of the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Tax-Exempt Money Market Fund, Virginia Intermediate Municipal Bond Fund and Virginia Tax-Free Money Market Fund, the following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

      1. With respect to 75% of each Fund's total assets (50% in the case of Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund and the Virginia Intermediate Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

      2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

      3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

      4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

      5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

            1. With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

            2. No Life Vision Fund may invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

      6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

      7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

      8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies;
      (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees:

      1. With respect to each Fund, except the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Virginia Intermediate Municipal Bond Fund, Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund, any change to a Fund's investment policy of investing at least 80% of such Fund's net assets in securities of companies in a specific market sector is subject to 60 days prior notice to shareholders.

      2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Exempt Money Market Fund) would be invested in illiquid securities.

      3. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.

      4. No Life Vision Fund currently intends to sell securities short.

      5. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.

      6. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by applicable law or the SEC.

      7. The Core Bond Fund, Intermediate Bond Fund, Limited Duration Fund, Seix Floating Rate High Income Fund and Seix High Yield Fund may not invest, at the time of purchase, in the securities of any company which has a primary line of business in the manufacture and sale of tobacco products.

      8. The Intermediate Bond Fund will not engage in the strategy of establishing or rolling forward TBA mortgage commitments.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                   THE ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser is responsible for making investment decisions for the Funds (except for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund) and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser oversees the subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the subadviser's adherence to its investment style. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2006, the Adviser had discretionary management authority with respect to approximately $ 71 billion of assets under management.

ADVISORY AGREEMENTS WITH THE TRUST. Prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc., served as investment adviser to the Balanced Fund, Capital Appreciation Fund, Florida Tax-Exempt Bond Fund, International Equity Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Large Cap Value Equity Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund and Small Cap Value Equity Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. and the investment adviser of the Georgia Tax-Exempt Bond Fund, succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to three separate agreements (each, an "Advisory Agreement" and, together, the "Advisory Agreements").

For the periods prior to May 29, 2004, Seix Investment Advisors, Inc. ("Seix") served as the investment adviser to the Seix Core Bond Fund, Seix Intermediate Bond Fund, Seix High Yield Fund, and Seix Limited Duration Fund (each a "Predecessor Fund" and together the "Predecessor Funds"), the predecessors of the Core Bond Fund, Intermediate Bond Fund, Seix High Yield Fund and Limited Duration Fund (the "Seix Funds"), respectively.

Under the terms of each Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of each Advisory Agreement, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceed limitations established by certain states, the Adviser and/or the Fund's administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Code.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets as follows:

FUND                                                      FEES
----                                                      -----
Aggressive Growth Stock                                   1.10%
Balanced                                                  0.85%
Capital Appreciation                                      0.97%
Core Bond                                                 0.25%
Emerging Growth Stock                                     1.10%
Florida Tax-Exempt Bond                                   0.55%
Georgia Tax-Exempt Bond                                   0.55%
High Income                                               0.60%
High Quality Bond                                         0.40%
Intermediate Bond                                         0.25%
International Equity                                      1.15%
International Equity Index                                0.50%
Investment Grade Bond                                     0.50%
Investment Grade Tax-Exempt Bond                          0.50%
Large Cap Quantitative Equity                             0.85%
Large Cap Relative Value                                  0.85%
Large Cap Value Equity                                    0.80%
Life Vision Aggressive Growth                             0.10%
Life Vision Conservative                                  0.10%
Life Vision Growth and Income                             0.10%
Life Vision Moderate Growth                               0.10%
Life Vision Target Date 2015                              0.10%
Life Vision Target Date 2025                              0.10%
Life Vision Target Date 2035                              0.10%
Limited Duration                                          0.10%
Limited-Term Federal Mortgage Securities                  0.50%

FUND                                                      FEES
----                                                      -----
Maryland Municipal Bond                                   0.55%
Mid-Cap Equity                                            1.00%
Mid-Cap Value Equity                                      1.00%
North Carolina Tax-Exempt Bond                            0.55%
Prime Quality Money Market                                0.55%
Quality Growth Stock                                      0.85%
Seix Floating Rate High Income                            0.45%
Seix High Yield                                           0.45%
Short-Term Bond                                           0.40%
Short-Term U.S. Treasury Securities                       0.40%
Small Cap Growth Stock                                    1.15%
Small Cap Quantitative Equity                             1.05%
Small Cap Value Equity                                    1.15%
Strategic Income                                          0.60%
Tax-Exempt Money Market                                   0.45%
Total Return Bond                                         0.35%
U.S. Government Securities                                0.50%
U.S. Government Securities Money Market                   0.55%
U.S. Government Securities Ultra-Short Bond               0.20%
U.S. Treasury Money Market                                0.55%
Ultra-Short Bond                                          0.22%
Virginia Intermediate Municipal Bond                      0.55%
Virginia Tax Free Money Market                            0.40%

The above fees are also subject to the following breakpoint discounts:

      Equity and Fixed Income Funds:

      First $500 million = full fee
      Next $500 million = 5% discount from full fee
      Over $1.0 billion = 10% discount from full fee

      Money Market Funds:

      First $1.0 billion = full fee
      Next $1.5 billion = 5% discount from full fee
      Next $2.5 billion = 10% discount from full fee
      Over $5.0 billion = 20% discount from full fee

As discussed in the prospectuses, the Adviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.

For the year ended March 31, 2006, the fiscal period ended March 31, 2005, and the fiscal years ended May 31, 2004 and 2003, the Funds, except the Seix Funds, paid the following advisory fees:

                                                       FEES PAID ($)                               FEES WAIVED ($)
                                     -----------------------------------------------  ------------------------------------------
FUND*                                    2006       2005**       2004        2003        2006     2005**      2004       2003
-----                                -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
Aggressive Growth Stock                1,230,000     468,000      26,000         ***     39,000     83,000     10,000        ***
Balanced                               1,768,000   2,330,000   3,000,000   2,638,000     28,000     73,000     91,000     81,000
Capital Appreciation                  15,897,000  16,606,000  16,252,000  14,174,000     61,000    289,000    284,000    251,000
Emerging Growth Stock                    342,000     173,000      19,000         ***     10,000     38,000      9,000        ***
Florida Tax-Exempt Bond                1,076,000     988,000   1,219,000   1,021,000     24,000     62,000     90,000     76,000
Georgia Tax-Exempt Bond                  687,000     597,000     724,000     685,000     18,000     38,000     54,000     51,000
High Income                              574,000     809,000   1,173,000     600,000     69,000    152,000    271,000    139,000
High Quality Bond                        241,000     547,000     252,000         ***     74,000    120,000     57,000        ***
International Equity                   8,023,000   4,272,000   3,256,000   2,639,000        ***          0          0          0
International Equity Index             3,831,000   3,208,000   2,651,000   2,013,000    113,000    318,000    278,000    212,000
Investment Grade Bond                  3,394,000   3,714,000   5,400,000   6,625,000      4,000    101,000    155,000    193,000
Investment Grade Tax-Exempt Bond       1,855,000   1,640,000   1,740,000   1,522,000      3,000     67,000     79,000     69,000
Large Cap Quantitative Equity          1,505,000     782,000     355,000         ***     51,000    101,000     77,000        ***
Large Cap Relative Value              11,260,000   7,265,000   7,647,000   6,313,000        ***          0          0          0
Large Cap Value Equity                 7,082,000   5,943,000   6,572,000   5,640,000        ***          0          0          0
Life Vision Aggressive Growth             79,000      98,000      44,000      26,000     23,000     51,000     51,000     42,000
Life Vision Conservative                  13,000      12,000       4,000           0     21,000     22,000      6,000          0
Life Vision Growth and Income            169,000     210,000     111,000      84,000     42,000     93,000     90,000     75,000
Life Vision Moderate Growth              243,000     310,000     173,000     122,000     58,000    136,000    128,000     94,000
Life Vision Target Date 2015                   0         ***         ***         ***     13,000        ***        ***        ***
Life Vision Target Date 2025                   0         ***         ***         ***     13,000        ***        ***        ***
Life Vision Target Date 2035                   0         ***         ***         ***     13,000        ***        ***        ***
Limited-Term Federal Mortgage
  Securities                               2,154   2,672,000   3,393,000   1,875,000     45,000    206,000    281,000    156,000
Maryland Municipal Bond                  250,000     250,000     312,000     359,000      9,000     41,000     44,000     50,000
Mid-Cap Equity                         3,242,000   2,064,000   2,153,000   1,661,000      2,000     37,000     48,000     37,000
Mid-Cap Value Equity                   2,338,000   1,948,000   1,556,000   1,263,000     51,000    156,000    135,000    110,000
North Carolina Tax- Exempt Bond          236,000     138,000         ***         ***      6,000     21,000        ***        ***
Prime Quality Money Market           321,146,000  27,754,000  31,166,000  32,586,000  1,596,000  4,697,000  6,339,000  6,637,000
Quality Growth Stock                   1,403,000   1,874,000   3,168,000   3,593,000        ***     46,000          0          0

                                                       FEES PAID ($)                               FEES WAIVED ($)
                                     -----------------------------------------------  ------------------------------------------
FUND*                                    2006       2005**       2004        2003        2006     2005**      2004       2003
-----                                -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
Seix-Floating Rate High Income            38,000         ***         ***         ***     18,000        ***        ***        ***
Short-Term Bond                        1,453,000   1,650,000   2,006,000   2,051,000     51,000    126,000    157,000    162,000
Short-Term U.S. Treasury Securities      463,000     757,000   1,295,000   1,392,000     40,000     84,000    131,000    142,000
Small Cap Growth Stock                14,692,000   8,788,000   9,361,000   5,975,000        ***          0          0          0
Small Cap Value Equity                 8,673,000   7,224,000   7,677,000   6,017,000        ***          0          0          0
Small Cap Quantitative Equity                ***         ***         ***         ***        ***        ***        ***        ***
Strategic Income                       2,089,000   1,649,000   1,674,000     873,000     93,000    194,000    222,000    116,000
Tax-Exempt Money Market                8,036,000   6,174,000   6,134,000   5,525,000    463,000  1,121,000  1,342,000  1,213,000
Total Return Bond                        246,000     218,000      86,000         ***      3,000     49,000     29,000        ***
U.S. Government Securities             2,072,000   2,005,000   2,221,000   1,846,000      5,000     83,000    101,000     85,000
U.S. Government Securities Money
  Market                               4,261,000   4,624,000   5,267,000   6,683,000    203,000    640,000    843,000  1,074,000
U.S. Government Securities
Ultra-Short Bond                         150,000     321,000     537,000      86,000     63,000    225,000    375,000    198,000
U.S. Treasury Money Market             8,471,000   7,200,000   6,340,000   5,472,000    338,000    997,000  1,016,000    879,000
Ultra-Short Bond                         703,000     969,000   1,355,000     216,000    206,000    581,000    812,000    325,000
Virginia Intermediate Municipal
Bond                                   1,053,000   1,027,000   1,316,000   1,368,000     11,000          0          0          0
Virginia Tax Free Money Market         1,996,000   1,089,000   1,269,000   1,328,000          0          0          0          0

* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

** With respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

***   Not in operation during the period.


For the year ended March 31, 2006, the fiscal period November 1, 2004 through March 31, 2005 and the period May 29, 2004 through October 31, 2004, the Predecessor Funds and the Seix Funds paid the following advisory fees to Trusco:

                                          FEES PAID ($)                               FEES WAIVED OR REIMBURSED($)
                         --------------------------------------------          -----------------------------------------
                                          11/1/04-          5/29/04-                           11/1/04-          5/29/04-
FUND*                       2006          3/31/05**         10/31/04            2006           3/31/05**         10/31/04
-----                    ---------        ---------         ---------          ------          ---------         --------
Core Bond                  969,000          176,000            61,335             ***                 0           26,902
Intermediate Bond          170,000           48,000            37,464             ***                 0           18,253
Seix High Yield          5,825,000        3,210,000         3,322,887          69,000           409,000          631,229
Limited Duration            64,000           46,000            60,035             ***                 0           38,919

* Prior to October 11, 2004, the Seix Funds were the Seix Core Bond Fund, the Seix Intermediate Bond Fund, the Seix High Yield Fund and the Seix Limited Duration Fund.

** Effective February 15, 2005, each Seix Fund changed its fiscal year end from October 31 to March 31.

For the period November 1, 2003 through May 28, 2004 and the fiscal year ended October 31, 2003, the Predecessor Funds paid the following advisory fees to
Seix:

                                                                          FEES WAIVED OR
                                      FEES PAID($)                        REIMBURSED($)
                               ---------------------------           -------------------------
FUND                             2004               2003               2004             2003
----                           ---------         ---------           -------           -------
Seix Core Bond                    74,501           125,175            50,633            32,605
Seix Intermediate Bond            42,031            73,614            28,260            33,623
Seix High Yield                3,796,419         2,587,237           600,283           637,126
Seix Limited Duration             99,393            92,496            48,105            54,027

                                 THE SUBADVISER

GENERAL. Zevenbergen Capital Investments LLC (the "Subadviser") serves as the subadviser to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund and manages the portfolios of the Funds on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Adviser has a controlling interest in the Subadviser because it owns a majority of its shares. The principal business address of the Subadviser is 601 Union Street, Suite 4600, Seattle, Washington 98101. As of June 30, 2006, the Subadviser had approximately $1.2 billion of assets under management.

INVESTMENT SUBADVISORY AGREEMENT. The Adviser and the Subadviser have entered into an investment subadvisory agreement (the "Subadvisory Agreement") under which the Subadviser makes the investment decisions for and continuously reviews, supervises, and administers the investment program of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, subject to the supervision of, and policies established by, the Adviser and the Trustees of the Trust. After the initial two year term, the continuance of the Subadvisory Agreement with respect to either Fund must be specifically approved at least annually by
(i) the vote of the Trustees or a vote of the shareholders of the Fund and (ii) the vote of a majority of the Trustees who are not parties to the Subadvisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by (i) the Trustees of the Trust or, with respect to either Fund, by a majority of the outstanding shares of that Fund,
(ii) the Adviser at any time on not less than 30 days nor more than 60 days written notice to the Subadviser, or (iii) the Subadviser on 90 days written notice to the Adviser. The Subadvisory Agreement provides that the Subadviser shall not be protected against any liability by reason of willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

SUBADVISORY FEES PAID TO THE SUBADVISER. For its services under the Subadvisory Agreement, the Subadviser is entitled to a fee, which is calculated daily and paid quarterly by the Adviser, at an annual rate of 0.625% based on the average daily net assets of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund. For the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005 and fiscal year ended May 31, 2004, the

Subadviser received subadvisory fees for the Aggressive Growth Stock Fund of $661,000, $207,000 and $7,000, respectively, and for the Emerging Growth Stock Fund of $185,000, $77,000 and $7,000, respectively.

                                THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), serves as administrator of the Trust and is an affiliate of BISYS Fund Services Limited Partnership, the Trust's distributor. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust, STI Classic Variable Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds' activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002; fund accounting services, transfer agency services and shareholder services.

The Master Services Agreement shall remain in effect for a period of five years until July 31, 2009, and shall continue in effect for successive one year periods subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES TO BE PAID TO THE ADMINISTRATOR. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting, transfer agency and shareholder services (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Variable Trust) of 2.75 basis points (0.0275%) on the first $25 billion, 2.25 basis points (0.0225%) on the next $5 billion in, and 1.75 basis points (0.0175%) on the amounts over $30 billion, plus an additional class fee of $2,593 per class annually, applicable to each additional class of shares over 145 classes of shares. The Administrator may waive a portion of its fee.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust and STI Classic Variable Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the Trust and the STI Classic Variable Trust relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

Prior to July 26, 2004, the Funds, except the Seix Funds, were subject to an administration agreement (the "Administration Agreement") between the Funds and SEI Investments Global Funds Services ("SEI"). Under the Administration Agreement, SEI was entitled to an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Variable Trust) of 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

Prior to October 11, 2004, the Predecessor Funds were subject to a separate administration agreement (the "Predecessor Administration Agreement") between the Predecessor Funds and Investors Bank & Trust Company ("IBT"). Under the Predecessor Administration Agreement, IBT was entitled to a fee, at an annual rate of 0.07% of net assets, but with a minimum annual payment of $100,000 for the four Predecessor Funds together, and reimbursement of out-of-pocket expenses.

For the fiscal year ended March 31, 2006 and the fiscal period from July 26, 2004 through March 31, 2005, the Funds, except the Seix Funds, paid the following administrative fees to the Administrator:

                                            FEES PAID ($)        FEES WAIVED ($)     FEES PAID ($)         FEES WAIVED ($)
FUND*                                            2006                  2006         7/26/04-3/31/05        7/26/04-3/31/05
-----                                       -------------        ---------------    ---------------        ---------------
Aggressive Growth Stock                          28,000                7,000              9,000                     0
Balanced                                         53,000               15,000             53,000                     0
Capital Appreciation                            419,000               16,000            322,000                     0
Emerging Growth Stock                             8,000                2,000              4,000                     0
Florida Tax-Exempt Bond                          49,000                    0             34,000                     0
Georgia Tax-Exempt Bond                          31,000                2,000             20,000                     0
High Income                                      22,000               14,000             22,000                     0
High Quality Bond                                15,000                    0             22,000                     0
International Equity                            181,000               68,000             78,000                     0
International Equity Index                      164,000               59,000             81,000                     0
Investment Grade Bond                           153,000               16,000            111,000                     0
Investment Grade Tax-Exempt Bond                 85,000                1,000             50,000                     0
Large Cap Quantitative Equity                    43,000                    0             15,000                     0
Large Cap Relative Value                        353,000               23,000            181,000                     0
Large Cap Value Equity                          237,000               44,000            167,000                     0
Life Vision Aggressive Growth                    14,000                5,000              8,000                     0
Life Vision Conservative                          2,000                2,000              1,000                     0
Life Vision Growth and Income                    30,000                7,000             19,000                     0
Life Vision Moderate Growth                      43,000                8,000             28,000                     0
Life Vision Target Date 2015                          0                  ***                ***                   ***
Life Vision Target Date 2025                          0                  ***                ***                   ***
Life Vision Target Date 2035                          0                  ***                ***                   ***
Limited-Term Federal Mortgage Securities        103,000               15,000             91,000                     0
Maryland Municipal Bond                          11,000                2,000              8,000                     0
Mid-Cap Equity                                   82,000               32,000             40,000                     0

                                            FEES PAID ($)        FEES WAIVED ($)     FEES PAID ($)         FEES WAIVED ($)
FUND*                                            2006                  2006         7/26/04-3/31/05        7/26/04-3/31/05
-----                                       -------------        ---------------    ---------------        ---------------
Mid-Cap Value Equity                             57,000               15,000             35,000                     0
North Carolina Tax-Exempt Bond                   11,000                  ***           43,000**                     0
Prime Quality Money Market                    1,545,000              175,000            944,000                     0
Quality Growth Stock                             39,000               24,000             35,000                     0
Seix Floating Rate High Income                    2,000                2,000                ***                   ***
Short-Term Bond                                  79,000               11,000             56,000                     0
Short-Term U.S. Treasury Securities              25,000               15,000             25,000                     0
Small Cap Growth Stock                          348,000               69,000            172,000                     0
Small Cap Quantitative Equity                       ***                  ***                ***                   ***
Small Cap Value Equity                          201,000               12,000            140,000                     0
Strategic Income                                 80,000                7,000             44,000                     0
Tax Exempt Money Market                         446,000                  ***            252,000                     0
Total Return Bond                                16,000                5,000             11,000                     0
U.S. Government Securities                       95,000                9,000             61,000                     0
U.S. Government Securities Ultra-Short Bond      15,000               10,000             18,000                     0
U.S. Treasury Money Market                      387,000                6,000            251,000                     0
Ultra-Short Bond                                 59,000                8,000             43,000                     0
Virginia Intermediate Municipal Bond             47,000                3,000             35,000                     0
Virginia Tax Free Money Market                  131,000                  ***             62,000                     0

* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

** Represents fees paid during the period March 21, 2005 (the commencement of operations) through March 31, 2005.

***   Not in operation during the period.

For the period June 1, 2004 through July 25, 2004, and for the fiscal years ended May 31, 2004 and 2003, the Funds, except the Seix Funds, paid the following administrative fees to SEI:

                                                               FEES PAID ($)
                                                -------------------------------------------------
                                                6/1/04-
FUND                                            7/25/04              2004                  2003
----                                            -------             -------               -------
Aggressive Growth Stock                           3,000               2,000                     *
Balanced                                         33,000             223,000               197,000
Capital Appreciation                            176,000             986,000               864,000

                                                               FEES PAID ($)
                                                -------------------------------------------------
                                                6/1/04-
FUND                                            7/25/04              2004                  2003
----                                            -------             -------               -------
Emerging Growth Stock                             1,000               2,000                     *
Florida Tax-Exempt Bond                          19,000             138,000               117,000
Georgia Tax-Exempt Bond                          12,000              82,000                78,000
High Income                                      14,000             124,000                64,000
High Quality Bond                                15,000              35,000                     *
International Equity                             37,000             179,000               146,000
International Equity Index                       39,000             223,000               170,000
Investment Grade Bond                            64,000             514,000               635,000
Investment Grade Tax-Exempt Bond                 26,000             168,000               148,000
Large Cap Quantitative Equity                     8,000              26,000                     *
Large Cap Relative Value                         96,000             582,000               483,000
Large Cap Value Equity                           88,000             563,000               486,000
Life Vision Aggressive Growth                     5,000              26,000                19,000
Life Vision Conservative                          1,000               3,000                     0
Life Vision Growth and Income                    10,000              55,000                44,000
Life Vision Moderate Growth                      14,000              83,000                60,000
Life Vision Target Date 2015                          *                   *                     *
Life Vision Target Date 2025                          *                   *                     *
Life Vision Target Date 2035                          *                   *                     *
Limited-Term Federal Mortgage Securities         33,000             387,000               215,000
Maryland Municipal Bond                           5,000              37,000                43,000
Mid-Cap Equity                                   21,000             131,000               102,000
Mid-Cap Value Equity                             17,000              93,000                76,000
North Carolina Tax-Exempt Bond                        *                   *                     *
Quality Growth Stock                             24,000             189,000               215,000
Small Cap Growth Stock                           89,000             558,000               358,000
Small Cap Value Equity                           76,000             458,000               361,000
Strategic Income                                 22,000             153,000                80,000
Total Return Bond                                 5,000              13,000                     *
U.S. Government Securities Ultra-Short Bond      11,000              92,000                49,000
Ultra-Short Bond                                 25,000             186,000                75,000
Virginia Intermediate Municipal Bond             20,000             139,000               145,000

* Not in operation during the period.

For the fiscal year ended March 31, 2006 and the fiscal period November 1, 2004 through March 31, 2005 and the period October 11 through October 31, 2004, the Seix Funds paid the following administration fees to the Administrator:

                                                              FEES PAID ($)
                                                ------------------------------------------
                                                                    11/1/04-      5/29/04-
FUND                                              2006              3/31/05*      10/31/04
----                                            -------             --------      --------
Core Bond                                       102,000              19,000           890
Intermediate Bond                                18,000               5,000           560
Seix High Yield                                 327,000             173,000        25,879
Limited Duration                                 24,000              12,000         2,044

* Effective February 15, 2005, each Fund changed its fiscal year end from October 31 to March 31.

For the period November 1, 2003 through October 10, 2004 and the fiscal years ended October 31, 2003 and 2002, the Predecessor Funds paid the following administration fees to IBT:

                                  FEES PAID ($)              FEES REIMBURSED($)
                        -----------------------------   --------------------------
                         11/1/03-                        11/1/03-
FUND                     10/10/04      2003     2002     10/10/04    2003    2002
----------------------  ----------  --------  -------   ---------  -------  ------
Seix Core Bond              38,054    31,882   64,743           0        0   2,197
Seix Intermediate Bond      23,124    20,502   26,988           0        0   2,087
Seix High Yield          1,006,266   361,051   21,521           0        0       0
Seix Limited Duration      106,165    64,647      100*          0        0       0

* From commencement of operations on October 25, 2002.

                             THE PORTFOLIO MANAGERS

Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Funds ("portfolio managers"). All information is as of March 31, 2006, except as otherwise noted.

MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.



                                                                                                   OTHER ACCOUNTS
                                                NUMBER OF OTHER ACCOUNTS                        WITH PERFORMANCE-BASED
                                            MANAGED/TOTAL ASSETS IN ACCOUNTS ($)                         FEES
                                 -------------------------------------------------------  --------------------------------
                                                         OTHER
                                                        POOLED
         NAME OF                    REGISTERED         INVESTMENT
    PORTFOLIO MANAGER               INVESTMENT          VEHICLES             OTHER            NUMBER &          TOTAL
    (NAME OF FUND(S))                COMPANIES          ("PIV")            ACCOUNTS          CATEGORY        ASSETS($)
-------------------------------  ----------------  -----------------  ------------------  ----------------  --------------
ANDREW ATKINS
(International Equity Index)           None        1/$375.6 million    2/$466.6 million         None             None
BRETT BARNER
(Small Cap Value Equity)         1/$23.4 million         None         16/$566.4 million         None             None
EDWARD E. BEST
(Small Cap Quantitative Equity
Fund, Large Cap Quantitative
Equity)                                None              None          1/$53.2 million          None             None
BROOKE DE BOUTRAY
(Aggressive Growth Stock,
Emerging Growth Stock)                 None              None          56/$1.2 billion    1/Other Account   $245.1 million


                                                                                                   OTHER ACCOUNTS
                                                NUMBER OF OTHER ACCOUNTS                        WITH PERFORMANCE-BASED
                                            MANAGED/TOTAL ASSETS IN ACCOUNTS ($)                         FEES
                                 -------------------------------------------------------  --------------------------------
                                                         OTHER
                                                        POOLED
         NAME OF                    REGISTERED         INVESTMENT
    PORTFOLIO MANAGER               INVESTMENT          VEHICLES             OTHER            NUMBER &          TOTAL
    (NAME OF FUND(S))                COMPANIES          ("PIV")            ACCOUNTS          CATEGORY        ASSETS($)
-------------------------------  ----------------  -----------------  ------------------  ----------------  --------------
ROBERT S. BOWMAN
(Virginia Tax-Free Money
Market, Tax-Exempt Money
Market, U.S. Government
Securities Money Market)               None         1/$570 million      5/$150 million          None             None
JOSEPH CALABRESE
(Limited Duration,
Limited-Term Federal Mortgage
Securities, U.S. Government
Securities)                      1/$65.0 million   6/$671.0 million    206/$8.0 billion   2/Other Accounts  $320.0 million
GEORGE E. CALVERT
(Maryland Municipal Bond,
Virginia Intermediate
Municipal Bond)                        None              None          23/$83.0 million         None             None
CHRIS CARTER
(Georgia Tax-Exempt Bond,
North Carolina Tax-Exempt Bond)        None         2/$453 million      5/$133 million          None             None
ROBERT W. CORNER
(Short-Term Bond, Ultra-Short
Bond, U.S. Government
Securities Ultra-Short Bond)           None         1/$175 million     60/$1.0 billion          None             None
CHAD DEAKINS
(International Equity Index,
International Equity, Mid-Cap
Equity)                          2/$20.5 million    1/$35.1 million    7/$223.8 million         None             None
JAMES P. FOSTER*
(Small Cap Growth Stock)               None         1/$21.0 million   22/$760.3 million         None             None
ALAN M. GAYLE
(Life Vision Aggressive
Growth,  Life Vision
Conservative, Life Vision
Growth and Income, Life Vision
Moderate Growth, Life Vision
Target Date 2015, Life Vision
Target Date 2025, Life Vision
Target Date 2035)                      None              None                None               None             None

                                                                                                   OTHER ACCOUNTS
                                                NUMBER OF OTHER ACCOUNTS                        WITH PERFORMANCE-BASED
                                            MANAGED/TOTAL ASSETS IN ACCOUNTS ($)                         FEES
                                 -------------------------------------------------------  --------------------------------
                                                         OTHER
                                                        POOLED
         NAME OF                    REGISTERED         INVESTMENT
    PORTFOLIO MANAGER               INVESTMENT          VEHICLES             OTHER            NUMBER &          TOTAL
    (NAME OF FUND(S))                COMPANIES          ("PIV")            ACCOUNTS          CATEGORY        ASSETS($)
-------------------------------  ----------------  -----------------  ------------------  ----------------  --------------
GEORGE GOUDELIAS
(Seix Floating Rate High
Income, Seix High Yield, High
Income)                          3/$338.0 million  3/$529.0 million   63/$7.8 billion           None             None
GREG HALLMAN
(Prime Quality Money Market,
U.S. Treasury Securities Money
Market, U.S. Government
Securities Money Market)               None        2/$540.0 million          None               None             None
KIMBERLY A. MAICHLE
(Prime Quality Money Market,
U.S. Treasury Securities Money
Market, U.S. Government
Securities Money Market)               None        3/$758 million     14/$357 million           None             None
JEFFREY E. MARKUNAS
(Large Cap Relative Value)       3/$338.0 million  3/$529.0 million   63/$7.8 billion           None             None
MICHAEL MCEACHERN
(Seix Floating Rate High
Income, Seix High Yield, High
Income,  Strategic Income)             None        2/$127.0 million   67/$10.0 billion          None             None
H. RICK NELSON
(Classic Institutional
Short-Term Bond, Short-Term U.S.
Treasury Securities,
Short-Term Bond,
Ultra-Short Bond, U.S.
Government Securities
Ultra-Short Bond)                      None         1/$175 million     56/$2.1 billion          None             None

                                                                                                   OTHER ACCOUNTS
                                                NUMBER OF OTHER ACCOUNTS                        WITH PERFORMANCE-BASED
                                            MANAGED/TOTAL ASSETS IN ACCOUNTS ($)                         FEES
                                 -------------------------------------------------------  --------------------------------
                                                         OTHER
                                                        POOLED
         NAME OF                    REGISTERED         INVESTMENT
    PORTFOLIO MANAGER               INVESTMENT          VEHICLES             OTHER            NUMBER &          TOTAL
    (NAME OF FUND(S))                COMPANIES          ("PIV")            ACCOUNTS          CATEGORY        ASSETS($)
-------------------------------  ----------------  -----------------  ------------------  ----------------  --------------
BRIAN NOLD (High Income)               None        2/$127.0 million   67/$10.0 billion          None             None
ELIZABETH POLA
(Balanced, Capital
Appreciation)                    1/$46.3 million   3/$288.1 million   25/$882 million           None             None
ROBERT J. RHODES
(Balanced, Capital
Appreciation)                    1/$46.3 million   3/$286.1 million   5/$822.2 million          1/PIV        $42.7 million
MILLS RIDDICK
(Large Cap Value Equity)         1/$39.3 million   2/$190.3 million   14/$184.3 million         None             None
E. DEAN SPEER
(Prime Quality Money Market,
U.S. Treasury Money Market,
U.S. Government Securities
Money Market)                          None              None          2/$404.8 million         None             None
RONALD SCHWARTZ
(Florida Tax-Exempt Bond,
Investment Grade Tax-Exempt
Bond)                                  None        2/$168.0 million   17/$478.0 million         None             None
CHAD STEPHENS
(Short-Term U.S. Treasury
Securities, Ultra-Short Bond
Fund, U.S. Government Securities
Ultra-Short Bond Fund)                 None              None                None               None             None

                                                                                                   OTHER ACCOUNTS
                                                NUMBER OF OTHER ACCOUNTS                        WITH PERFORMANCE-BASED
                                            MANAGED/TOTAL ASSETS IN ACCOUNTS ($)                         FEES
                                 -------------------------------------------------------  --------------------------------
                                                         OTHER
                                                        POOLED
         NAME OF                    REGISTERED         INVESTMENT
    PORTFOLIO MANAGER               INVESTMENT          VEHICLES             OTHER            NUMBER &          TOTAL
    (NAME OF FUND(S))                COMPANIES          ("PIV")            ACCOUNTS          CATEGORY        ASSETS($)
-------------------------------  ----------------  -----------------  ------------------  ----------------  --------------
JOHN TALTY
(Balanced, Core Bond,
Intermediate Bond, Investment
Grade Bond, Limited Duration,
Limited-Term Federal Mortgage
Securities, Total Return Bond,
U.S. Government Securities)      2/$77.8 million   6/$671.0 million   206/$8.0 billion    2/Other Account   $320.0 million
PARKER W. THOMAS
(Quality Growth Stock)                 None              None           6/$200 million          None             None
PERRY TROISI
(Balanced, Core Bond, High
Quality Bond,  Intermediate
Bond, Investment Grade Bond,
Total Return Bond)               2/$77.8 million   6/$671.0 million   206/$8.0 billion    2/Other Account   $320.0 million
LESLIE TUBBS
(Aggressive Growth Stock,
Emerging Growth Stock)                 None              None          56/$1.2 billion    1/Other Account   $245.1 million
STUART F. VAN ARSDALE*
(Small Cap Growth Stock)               None              None                None               None             None
ADRIEN WEBB
(High Quality Bond, Strategic
Income)                          1/$65.0 million   6/$671.0 million    206/$8.0 billion   2/Other Account   $320.0 million
DON WORDELL
(Mid-Cap Value Equity)                 None              None           1/$12 million           None             None
SCOTT YUSCHAK
(Mid-Cap Equity Fund)            1/$15.3 million    1/$39.6 million    5/$96.8 million          None             None
NANCY ZEVENBERGEN
(Aggressive Growth Stock,
Emerging Growth Stock)                 None              None          56/$1.2 billion     1/Other Account   $245.1 million

* Portfolio Manager since June 26, 2006.

POTENTIAL CONFLICTS OF INTEREST. A portfolio manager's dual management of both a Fund and the other accounts appearing in the table above may give rise to potential conflicts of interest. If the Fund and the other accounts have identical investment objectives, it is possible the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or an account if one account is favored over another in allocating the securities purchased or sold. The Adviser and the Subadviser each have established policies and procedures to ensure that the purchase and sale of securities among all funds and accounts it manages are allocated in a manner the Adviser or Subadviser believes is fair and equitable.

PORTFOLIO MANAGER COMPENSATION STRUCTURE.

Portfolio Managers of the Adviser. Portfolio managers earn competitive salaries from the Adviser. In addition, portfolio managers (other than Messrs. Calabrese, Goudelias, McEachern, Rhodes, Talty and Troisi) are eligible to receive bonuses based on the performance of the specific Funds they manage and not on the performance of all Funds of the Trust or of other accounts they manage. Investment results are the basis for determining if such bonuses are paid. Investment results are determined by comparing the relevant Fund's pre-tax total returns to that same Fund's benchmarks and peer groups over multi-year periods, as applicable. Where a portfolio manager manages multiple Funds, each Fund is weighted based on the following criteria: each Fund's market value, its relative strategic importance to the Adviser and its clients, as well as its potential asset growth.

Messrs. Calabrese, Goudelias, McEachern, Talty and Troisi receive bonuses based on the pre-tax performance of their accounts relative to the applicable account benchmark and peer groups over a calendar year. The method for determining these portfolio managers' compensation for the Funds is the same as for any other account they manage.

Mr. Rhodes is eligible to receive incentive compensation by his participation in a non-qualified profit sharing plan sponsored by the Adviser which consists of a portion of the Adviser's net profits. As a plan participant, Mr. Rhodes is eligible to receive an allocation of a pre-determined percentage of this profit sharing pool, a portion of which is guaranteed. Eligibility for an award of the remaining portion is the result of a qualitative assessment of both his job performance and the investment performance of the Funds under his management. The criteria used to determine any award for the investment performance of those Funds are the same criteria applicable to other portfolio managers as set forth above.

All full-time employees of the Adviser, including the Funds' portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependant upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:

      - 401 Excess Plan - This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Adviser, were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

      - ERISA Excess Retirement Plan - This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

      - Voluntary Functional Incentive Plan Deferral - This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntary defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Adviser's annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.

      - Stock Option Awards - Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual's senior executive for the business.

       - Restricted Stock Awards - Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust are eligible for restricted stock awards. The awards often vest based on the recipient's continued employment with the Adviser, but these awards may also carry additional vesting requirements, including performance conditions.

The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance and other factors.

Portfolio Managers of the Subadviser. The Subadviser's compensation package for its portfolio managers is comprised of base salary and bonus. The portfolio managers receive a salary commensurate with the individual's experience and responsibilities with the firm. Each portfolio manager is eligible for an annual bonus based on the Subadviser's overall profitability. Components of the Subadviser's overall profitability are investment performance, client retention and asset growth. In addition, the portfolio managers are eligible for and may participate in both defined benefit and defined contribution retirement plans which are available to other full-time employees of the Subadviser on substantially similar terms.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. The table below shows the range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by the portfolio manager. The information is as on March 31, 2006, except as otherwise noted.

                                                                       RANGE OF SECURITIES
 NAME OF PORTFOLIO MANAGER          NAME OF FUND(S) MANAGED                   OWNED
---------------------------  ----------------------------------------  -------------------
Andrew Atkins                International Equity Index                   $1 - $10,000
Brett Barner                 Small Cap Value Equity                    $100,001 - $500,000
Edward E. Best               Small Cap Quantitative Equity Fund               None
                             Large Cap Quantitative Equity              $100,001-$500,000
Brooke de Boutray            Aggressive Growth Stock                   $50,001 - $100,000
                             Emerging Growth Stock                            None
Robert S. Bowman             Virginia Tax-Free Money Market                   None
                             Tax-Exempt Money Market                          None
                             U.S. Government Securities Money Market          None
Joseph Calabrese             Limited Duration                                 None
                             Limited-Term Federal Mortgage Securities         None
                             U.S. Government Securities                       None
George E. Calvert            Maryland Municipal Bond                          None
                             Virginia Intermediate Municipal Bond             None
Chris Carter                 Georgia Tax-Exempt Bond                          None
                             North Carolina Tax-Exempt Bond                   None
Robert W. Corner             Short-Term Bond                                $1-10,000
                             Ultra-Short Bond                                 None
                             U.S. Government Securities Ultra-Short
                             Bond                                             None
Chad Deakins                 International Equity Index                  $10,001-$50,000
                             International Equity                             None
                             Mid-Cap Equity                              $10,001-$50,000
James P. Foster*             Small Cap Growth Stock                     $100,001-$500,000

                                                                       RANGE OF SECURITIES
 NAME OF PORTFOLIO MANAGER          NAME OF FUND(S) MANAGED                   OWNED
---------------------------  ----------------------------------------  -------------------
Alan M. Gayle                Life Vision Aggressive Growth                    None
                             Life Vision Conservative                         None
                             Life Vision Growth and Income                    None
                             Life Vision Moderate Growth                      None
                             Life Vision Target Date 2015                     None
                             Life Vision Target Date 2025                     None
                             Life Vision Target Date 2035                     None
George Goudelias             Seix Floating Rate High Income                   None
                             Seix High Yield                                  None
                             High Income                                      None
Greg Hallman                 Prime Quality Money Market                       None
                             U.S. Treasury Securities Money Market            None
                             U.S. Government Securities Money Market          None
Kimberly A. Maichle          Prime Quality Money Market                    $1 - 10,000
                             U.S. Treasury Securities Money Market            None
                             U.S. Government Securities Money Market          None
Jeffrey E. Markunas          Large Cap Relative Value                   $100,001-$500,000
Michael McEachern            Seix Floating Rate High Income Fund              None
                             Seix High Yield                                  None
                             High Income                                      None
                             Strategic Income                                 None
H. Rick Nelson               Classic Institutional Short - Term Bond          None
                             Short-Term U.S. Treasury Securities              None
                             Short-Term Bond                                  None
                             Ultra-Short Bond                                 None
                             U.S. Government Securities Ultra-Short
                             Bond                                             None
Brian Nold                   High Income                                      None
Betty Pola                   Capital Appreciation                       $100,001-$500,000
                             Balanced                                         None
Robert J. Rhodes             Balanced                                         None
                             Capital Appreciation                     $500,001 - $1,000,000
Mills Riddick                Large Cap Value Equity                     $100,001-$500,000
E. Dean Speer                Prime Quality Money Market                       None
                             U.S. Treasury Money Market None U.S.
                             Government Securities Money Market               None

Ronald Schwartz              Florida Tax-Exempt Bond                          None
                             Investment Grade Tax-Exempt Bond                 None
Chad Stephens                Short-Term U.S. Treasury Securities              None

                                                                       RANGE OF SECURITIES
 NAME OF PORTFOLIO MANAGER          NAME OF FUND(S) MANAGED                   OWNED
---------------------------  ----------------------------------------  -------------------
                             Ultra-Short Bond Fund                            None
                             U.S. Government Securities Ultra-Short
                             Bond Fund                                        None
John Talty                   Balanced                                         None
                             Core Bond                                        None
                             Intermediate Bond                                None
                             Investment Grade Bond                            None
                             Limited Duration                                 None
                             Limited-Term Federal Mortgage Securities         None
                             Total Return Bond                                None
                             U.S. Government Securities                       None
Parker W. Thomas             Quality Growth Stock                          $1-$10,000
Perry Troisi                 Balanced                                         None
                             Core Bond                                        None
                             High Quality Bond                                None
                             Intermediate Bond                                None
                             Investment Grade Bond                            None
                             Total Return Bond                                None
Leslie Tubbs                 Aggressive Growth Stock                   $50,001 - $100,000
                             Emerging Growth Stock                     $10,001 - $50, 000
Stuart F. Van Arsdale*       Small Cap Growth Stock                           None
Adrien Webb                  High Quality Bond                                None
                             Strategic Income                                 None
Don Wordell                  Mid-Cap Value Equity                          $1-$10,000
Scott Yuschak                Mid-Cap Equity Fund                            $1-10,000
Nancy Zevenbergen            Aggressive Growth Stock                   $100,001 - $500,000
                             Emerging Growth Stock                            None

* Portfolio Manager since June 26, 2006.

                                 THE DISTRIBUTOR

The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a distribution agreement dated November 18, 2005 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of BISYS Fund Services Ohio, Inc., which serves as the Trust's administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor will receive no compensation for distribution of I Shares. In addition, the A Shares of the Funds have a distribution and service plan (the "A Plan"), the B Shares of the Funds have a distribution and service plan (the "B Plan"), and the C Shares of the Funds have a distribution and service plan (the "C Plan").

After an initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust, the Distributor, or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon 60 days written notice by either party.

Prior to July 26, 2004, the Funds, except the Seix Funds, were parties to a distribution agreement with SEI Investments Distribution Company.

For the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005, and the fiscal years ended May 31, 2004 and 2003, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the A Shares:

                                       AGGREGATE SALES CHARGES                AMOUNT RETAINED BY
                                     PAYABLE TO DISTRIBUTOR ($)*               DISTRIBUTOR ($)*
                             ----------------------------------------  -----------------------------------
          FUND**              2006    2005***     2004        2003       2006      2005***    2004   2003
---------------------------  -------  -------  ----------  ----------  ---------  ---------  ------  -----
Aggressive Growth Stock        1,000        0           0        ****      0              0       0   ****
Balanced                       2,000    2,000      25,000      22,000      0              0       0      0
Capital Appreciation          20,000   23,000     990,000     935,000      0              0       0      0
Core Bond                          0        0       1,000           0      0              0       0      0
Emerging Growth Stock              0    1,000           0        ****      0              0       0   ****
Florida Tax-Exempt Bond        2,000    3,000      12,000      11,000      0              0       0      0
Georgia Tax-Exempt Bond            0        0       5,000       5,000      0              0       0      0
High Income                    3,000    1,000       2,000        ****      0              0       0   ****
Intermediate Bond                  0        0           0           0      0              0       0      0
International Equity           5,000    2,000      24,000      17,000      0              0       0      0
International Equity Index     5,000    4,000      56,000      19,000      0              0       0      0
Investment Grade Bond          3,000    7,000      20,000     116,000      0              0       0      0
Investment Grade Tax-Exempt
Bond                           8,000   10,000       7,000      88,000      0              0       0      0
Large Cap Quantitative
Equity                         5,000    2,000           0        ****      0              0       0   ****
Large Cap Relative Value      15,000   20,000     105,000      80,000      0              0       0      0
Large Cap Value Equity        18,000   11,000     235,000     206,000      0              0       0      0
Life Vision Aggressive
Growth                        14,000   11,000       1,000        ****      0              0       0   ****
Life Vision Conservative       7,000    7,000       1,000        ****      0              0       0   ****
Life Vision Growth and
Income                        71,000   30,000       2,000        ****      0              0       0   ****
Life Vision Moderate
Growth                        54,000   26,000       6,000        ****      0              0       0   ****
Life Vision Target Date
2015                               0     ****        ****        ****      0           ****    ****   ****

                                       AGGREGATE SALES CHARGES                AMOUNT RETAINED BY
                                     PAYABLE TO DISTRIBUTOR ($)*               DISTRIBUTOR ($)*
                             ----------------------------------------  -----------------------------------
           FUND**             2006    2005***     2004        2003       2006      2005***    2004   2003
---------------------------  -------  -------  ----------  ----------  ---------  ---------  ------  -----
Life Vision Target Date
2025                               0     ****        ****        ****      0           ****    ****   ****
Life Vision Target Date
2035                               0     ****        ****        ****      0           ****    ****   ****
Limited Duration                   0        0           0           0      0              0       0      0
Limited-Term Federal
Mortgage Securities            2,000   15,000      15,000      16,000      0              0       0      0
Maryland Municipal Bond        5,000        0        ****        ****      0              0    ****   ****
Mid-Cap Equity                 7,000    4,000      63,000      43,000      0              0       0      0
Mid-Cap Value Equity           5,000    3,000       1,000        ****      0              0       0   ****
North Carolina Tax-Exempt
Bond                               0        0        ****        ****      0              0    ****   ****
Prime Quality Money Market         0        0   3,763,000   3,839,000      0              0       0      0
Quality Growth Stock               0        0       1,000        ****      0              0       0   ****
Seix Floating Rate High
Income                             0     ****        ****        ****      0           ****    ****   ****
Seix High Yield               25,000        0      40,000           0      0              0       0      0
Short-Term Bond                3,000    2,000      15,000      11,000      0              0       0      0
Short-Term U.S. Treasury
Securities                         0    1,000      29,000      19,000      0              0       0      0
Small Cap Growth Stock        37,000   16,000     157,000      94,000      0              0       0      0
Small Cap Quantitative
Equity                          ****     ****        ****        ****      0           ****    ****   ****
Small Cap Value Equity         2,000    3,000       4,000        ****      0              0       0   ****
Strategic Income               7,000    5,000       6,000        ****      0              0       0   ****
Tax-Exempt Money Market            0        0     401,000     357,000      0              0       0      0
U.S. Government Securities         0    3,000      32,000      27,000      0              0       0      0
U.S. Government Securities
Money Market                       0        0     399,000     407,000      0              0       0      0
U.S. Treasury Money Market         0        0           0        ****      0              0       0      0
Virginia Intermediate
Municipal Bond                     0    2,000      15,000      12,000      0              0       0      0
Virginia Tax Free Money
Market                             0        0     439,000     393,000      0              0       0      0

* The information in the above chart reflects gross distribution fees for the fiscal years ended May 31, 2004 and 2003 which were payable by the Funds, except the Seix Funds, pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co. The information in the above chart was calculated and provided by SEI Investments Distribution Co.

** Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.

*** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

****  Not in operation during the period.

The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of A
Shares:

                                                     $50,000  $100,000  $250,000  $250,000
                                            LESS    BUT LESS  BUT LESS  BUT LESS  BUT LESS
                                            THAN      THAN      THAN      THAN      THAN    $1,000,000
FUNDS                                      $50,000  $100,000  $250,000  $500,000  $500,000   AND OVER
-----------------------------------------  -------  --------  --------  --------  --------  ----------
Aggressive Growth Stock, Balanced,
Capital Appreciation, Emerging Growth
Stock, Large Cap Quantitative
Equity, Large Cap Relative Value,
Large Cap Value Equity, High
Income, International Equity,
International Equity Index, Life
Vision Aggressive Growth, Life
Vision Conservative, Life
Vision Growth and Income, Life
Vision Moderate Growth, Life
Vision Target Date 2015, Life
Vision Target Date 2025, Life
Vision Target Date 2035, Mid-Cap
Equity, Mid-Cap Value Equity,
Quality Growth Stock, Small Cap
Quantitative Equity, Small Cap
Growth Stock and Small Cap
Value Equity                                  5.00%     4.00%     3.00%     2.00%     1.75%       0.00%
Limited Duration Fund, Limited-Term
Federal Mortgage Securities, Short-Term
Bond, Short-Term U.S. Treasury Securities
and U.S. Government Securities                2.25%     2.00%     1.75%     1.50%     1.25%       0.00%

For the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005, and for the 2004 and 2003 fiscal years, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the B Shares:

                                        AGGREGATE SALES CHARGE              AMOUNT RETAINED BY
                                      PAYABLE TO DISTRIBUTOR ($)*             DISTRIBUTOR ($)*
                               ----------------------------------  ---------------------------
FUND**                           2006    2005***    2004    2003    2006   2005***  2004  2003
-----------------------------  -------  --------  -------  ------  ------  -------  ----  ----
Life Vision Aggressive Growth   12,000    24,000   30,000   1,000   ****      0       0     0
Life Vision Conservative         5,000    14,000   37,000       0   ****      0       0     0
Life Vision Growth and Income   46,000   100,000   78,000   2,000   ****      0       0     0
Life Vision Moderate Growth     23,000    48,000   95,000   3,000   ****      0       0     0

* The information in the above chart reflects gross distribution fees for the fiscal years ended May 31, 2004 and 2003, which were payable by such Funds pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co. The information in the above chart was calculated and provided by SEI Investments Distribution Co.

** Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

*** Represents fees paid during the period from June 1, 2004 through March 31, 2005.

****  Not in operation during the period.

For the fiscal year ended March 31, 2006 and the period ended March 31, 2005, and for the 2004 and 2003 fiscal years, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the C Shares:

                                             AGGREGATE SALES CHARGE                  AMOUNT RETAINED BY
                                           PAYABLE TO DISTRIBUTOR ($)*                DISTRIBUTOR ($)*
                                     -----------------------------------------  -----------------------------
FUND**                                 2006    2005***     2004        2003      2006   2005***  2004   2003
-----------------------------------  -------  --------  ----------  ----------  ------  -------  ----  ------
Aggressive Growth Stock                1,000         0           0          **    0           0     0    ****
Balanced                               3,000         0     713,000     653,000    0           0     0       0
Capital Appreciation                   5,000         0   1,030,000     902,000    0           0     0       0
Core Bond                                  0         0           0           0    0           0     0       0
Emerging Growth Stock                      0         0           0        ****    0           0     0    ****
Florida Tax-Exempt Bond                    0         0     310,000     329,000    0           0     0       0
Georgia Tax-Exempt Bond                2,000         0     163,000     148,000    0           0     0       0
High Income                            3,000         0     852,000     446,000    0           0     0       0
Intermediate Bond                      1,000         0           0           0    0           0     0       0
International Equity                   2,000         0      70,000      54,000    0           0     0       0
International Equity Index             1,000         0      43,000      28,000    0           0     0       0
Investment Grade Bond                  3,000         0     319,000     365,000    0           0     0       0
Investment Grade Tax-Exempt Bond       1,000         0     290,000     283,000    0           0     0       0
Large Cap Quantitative Equity          2,000         0       7,000        ****    0           0     0    ****
Large Cap Quantitative Equity          1,000      ****        ****        ****    0        ****  ****    ****
Large Cap Relative Value              10,000         0     910,000     734,000    0           0     0       0
Large Cap Value Equity                 3,000         0     561,000     469,000    0           0     0       0
Life Vision Aggressive Growth          4,000      ****        ****        ****    0        ****  ****    ****

                                             AGGREGATE SALES CHARGE                  AMOUNT RETAINED BY
                                           PAYABLE TO DISTRIBUTOR ($)*                DISTRIBUTOR ($)*
                                     -----------------------------------------  -----------------------------
FUND**                                 2006    2005***     2004        2003      2006   2005***  2004   2003
-----------------------------------  -------  --------  ----------  ----------  ------  -------  ----  ------
Life Vision Conservative               2,000      ****        ****        ****    0        ****  ****    ****
Life Vision Growth and Income         12,000      ****        ****        ****    0        ****  ****    ****
Life Vision Moderate Growth            4,000      ****        ****        ****    0        ****  ****    ****
Life Vision Target Date 2015               0      ****        ****        ****    0        ****  ****    ****
Life Vision Target Date 2025               0      ****        ****        ****    0        ****  ****    ****
Life Vision Target Date 2035               0      ****        ****        ****    0        ****  ****    ****
Limited Duration                           0         0           0           0    0           0     0       0
Limited-Term Federal Mortgage
Securities                                 0         0   1,237,000     868,000    0           0     0       0
Maryland Municipal Bond                    0         0     253,000     268,000    0           0     0       0
Mid-Cap Equity                         4,000         0     153,000     115,000    0           0     0       0
Mid-Cap Value Equity                   1,000         0      73,000      49,000    0           0     0       0
North Carolina Tax-Exempt Bond             0         0        ****        ****    0           0  ****    ****
Prime Quality Money Market                 0   184,000     120,000      63,000    0           0     0       0
Quality Growth Stock                   3,000         0   1,054,000   1,204,000    0           0     0       0
Seix High Yield                       15,000         0           0           0    0           0     0       0
Short-Term Bond                         ****         0     299,000     305,000    0           0     0       0
Short-Term U.S. Treasury Securities    1,000         0     975,000   1,075,000    0           0     0       0
Small Cap Growth Stock                10,000         0     370,000     233,000    0           0     0       0
Small Cap Quantitative Equity           ****      ****        ****        ****    0        ****  ****    ****
Small Cap Value Equity                 4,000         0     434,000     305,000    0           0     0       0
Strategic Income                       2,000         0   1,520,000     638,000    0           0     0       0
Virginia Intermediate Municipal
Bond                                       0      ****        ****        ****    0        ****  ****    ****

* The information in the above chart reflects gross distribution fees for the fiscal years ended May 31, 2004 and 2003 which were payable by the Funds, except the Seix Funds, pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co. The information in the above chart was calculated and provided by SEI Investments Distribution Co.

** Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.

*** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

****  Not in operation during the period.

       A SHARES, B SHARES AND C SHARES DISTRIBUTION PLANS

The Distribution Agreement and the A Plan adopted by the Trust provide that A Shares of the Funds will pay the Distributor fees for furnishing services related to (a) the distribution and sale of A Shares and (b) the shareholders servicing of A Shares. The table below shows the maximum amount approved by the Board of Trustees as (i) aggregate fees for distribution and shareholder service activities and (ii) the maximum amount of the fee allocated for shareholder servicing.

                                                                    MAXIMUM AMOUNT OF
                                                                   A PLAN DISTRIBUTION
                                                                     AND SERVICE FEE
                                                  MAXIMUM              PAYABLE FOR
                                          A PLAN DISTRIBUTION AND      SHAREHOLDER
               FUND                             SERVICE FEE             SERVICES*
----------------------------------------  -----------------------  -------------------
Aggressive Growth Stock                            0.35%                  0.25%
Balanced                                           0.28%                  0.25%
Capital Appreciation                               0.35%                  0.25%
Core Bond                                          0.25%                  0.25%
Emerging Growth Stock                              0.35%                  0.25%
Florida Tax-Exempt Bond                            0.18%                  0.15%
Georgia Tax-Exempt Bond                            0.18%                  0.15%
High Income                                        0.30%                  0.25%
Intermediate Bond                                  0.25%                  0.25%
International Equity                               0.33%                  0.25%
International Equity Index                         0.35%                  0.25%
Investment Grade Bond                              0.35%                  0.25%
Investment Grade Tax-Exempt Bond                   0.35%                  0.25%
Large Cap Quantitative Equity                      0.25%                  0.25%
Large Cap Relative Value                           0.25%                  0.25%
Large Cap Value Equity                             0.33%                  0.25%
Life Vision Aggressive Growth                      0.35%                  0.25%
Life Vision Conservative                           0.35%                  0.25%
Life Vision Growth and Income                      0.35%                  0.25%
Life Vision Moderate Growth                        0.35%                  0.25%
Life Vision Target Date 2015                       0.35%                  0.25%
Life Vision Target Date 2025                       0.35%                  0.25%
Life Vision Target Date 2035                       0.35%                  0.25%
Limited-Term Federal Mortgage Securities           0.23%                  0.15%
Maryland Municipal Bond                            0.15%                  0.15%
Mid-Cap Equity                                     0.35%                  0.25%
Mid-Cap Value Equity                               0.35%                  0.25%
North Carolina Tax-Exempt Bond                     0.15%                  0.15%
Prime Quality Money Market                         0.20%                  0.15%
Quality Growth Stock                               0.35%                  0.25%
Seix Floating Rate High Income                     0.35%                  0.25%
Seix High Yield                                    0.25%                  0.25%
Short-Term Bond                                    0.23%                  0.15%
Short-Term U.S. Treasury Securities                0.18%                  0.15%

                                                                    MAXIMUM AMOUNT OF
                                                                   A PLAN DISTRIBUTION
                                                                     AND SERVICE FEE
                                                  MAXIMUM              PAYABLE FOR
                                          A PLAN DISTRIBUTION AND      SHAREHOLDER
                  FUND                          SERVICE FEE             SERVICES*
----------------------------------------  -----------------------  -------------------
Small Cap Growth Stock                             0.35%                  0.25%
Small Cap Quantitative Equity                      0.35%                  0.25%
Small Cap Value Equity                             0.33%                  0.25%
Strategic Income                                   0.35%                  0.25%
Tax-Exempt Money Market                            0.15%                  0.15%
U.S. Government Securities                         0.35%                  0.25%
U.S. Government Securities Money Market            0.17%                  0.15%
U.S. Treasury Money Market                         0.15%                  0.15%
Virginia Intermediate Municipal Bond               0.15%                  0.15%
Virginia Tax-Free Money Market                     0.20%                  0.15%

* Up to the amounts specified may be used to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the applicable Fund.

The Board has approved the maximum amounts shown in the table above. However, the Board has currently approved the implementation of only the amounts shown in the table below. Payments under the A Plan may not exceed the amounts shown below unless the Board approves the implementation of higher amounts.

                                                             MAXIMUM AMOUNT
                                                                OF A PLAN
                                                            DISTRIBUTION AND
                                                               SERVICE FEE
                                           CURRENT A PLAN     ALLOCATED FOR
                                          DISTRIBUTION AND     SHAREHOLDER
                  FUND                      SERVICE FEE        SERVICES
----------------------------------------  ----------------  ----------------
Aggressive Growth Stock                         0.30%             0.25%
Balanced                                        0.28%             0.25%
Capital Appreciation                            0.30%             0.25%
Core Bond                                       0.25%             0.25%
Emerging Growth Stock                           0.30%             0.25%
Florida Tax-Exempt Bond                         0.15%             0.15%
Georgia Tax-Exempt Bond                         0.15%             0.15%
High Income                                     0.30%             0.25%
Intermediate Bond                               0.25%             0.25%
International Equity                            0.30%             0.25%
International Equity Index                      0.30%             0.25%
Investment Grade Bond                           0.30%             0.25%
Investment Grade Tax-Exempt Bond                0.30%             0.25%
Large Cap Quantitative Equity                   0.25%             0.25%
Large Cap Relative Value                        0.25%             0.25%
Large Cap Value Equity                          0.30%             0.25%
Life Vision Aggressive Growth                   0.30%             0.25%
Life Vision Conservative                        0.30%             0.25%

                                                             MAXIMUM AMOUNT
                                                                OF A PLAN
                                                            DISTRIBUTION AND
                                                               SERVICE FEE
                                           CURRENT A PLAN     ALLOCATED FOR
                                          DISTRIBUTION AND     SHAREHOLDER
                  FUND                      SERVICE FEE        SERVICES
----------------------------------------  ----------------  ----------------
Life Vision Growth and Income                   0.30%             0.25%
Life Vision Moderate Growth                     0.30%             0.25%
Life Vision Target Date 2015                    0.30%             0.25%
Life Vision Target Date 2025                    0.30%             0.25%
Life Vision Target Date 2035                    0.30%             0.25%
Limited-Term Federal Mortgage Securities        0.20%             0.15%
Maryland Municipal Bond                         0.15%             0.15%
Mid-Cap Equity                                  0.30%             0.25%
Mid-Cap Value Equity                            0.30%             0.25%
North Carolina Tax-Exempt Bond                  0.15%             0.15%
Prime Quality Money Market                      0.15%             0.15%
Quality Growth Stock                            0.30%             0.25%
Seix Floating Rate High Income                  0.30%             0.25%
Seix High Yield                                 0.25%             0.25%
Short-Term Bond                                 0.20%             0.15%
Short-Term U.S. Treasury Securities             0.18%             0.15%
Small Cap Growth Stock                          0.30%             0.25%
Small Cap Quantitative Equity                   0.30%             0.25%
Small Cap Value Equity                          0.25%             0.25%
Strategic Income                                0.30%             0.25%
Tax-Exempt Money Market                         0.15%             0.15%
U.S. Government Securities                      0.30%             0.25%
U.S. Government Securities Money Market         0.15%             0.15%
U.S. Treasury Money Market                      0.15%             0.15%
Virginia Intermediate Municipal Bond            0.15%             0.15%
Virginia Tax-Free Money Market                  0.15%             0.15%

In addition, the Distribution Agreement, the B Plan and the C Plan adopted by the Trust provide that B Shares and C Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to B Shares or C Shares shareholders or their customers who beneficially own B Shares or C Shares. In addition, B Shares and C Shares are subject to a service fee of up to 0.25% of the average daily net assets of the B Shares and C Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the A Plan, the B Plan and the C Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Plan, the B Plan and the C Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The A Plan, the B Plan and the C Plan require that quarterly written reports of amounts spent under the A Plan, the B Plan and the C Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Plan, the B Plan and the C Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of B Shares or C Shares, but B Shares and C Shares are subject to a contingent deferred sales charge if they are redeemed within five and one years, respectively, of purchase. Pursuant to the Distribution Agreement, the B Plan and the C Plan, B Shares and C Shares are subject to an ongoing distribution and service fee calculated on each Fund's aggregate average daily net assets attributable to its B Shares or C Shares.

For the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005, and for the 2004 fiscal year, the Funds paid the following amounts pursuant to the A Plan:

                                          DISTRIBUTION FEES - AMOUNT PAID OR REIMBURSED ($)*
                                          --------------------------------------------------
FUND**                                        2006              2005***             2004
----------------------------------------  ------------       ------------       ------------
Aggressive Growth Stock                          1,000             (3,000)            (1,000)++
Balanced                                        19,000             19,000             10,000
Capital Appreciation                           499,000            757,000            850,000
Core Bond                                        1,000                  0                  0
Emerging Growth Stock                                0             (3,000)            (1,000)++
Florida Tax-Exempt Bond                          9,000              8,000              1,000
Georgia Tax-Exempt Bond                          5,000              2,000             (7,000)++
High Income                                      1,000              1,000             (3,000)++
Intermediate Bond                                    0                  0                  0
International Equity                            31,000             19,000              8,000
International Equity Index                      25,000             37,000             51,000
Investment Grade Bond                           77,000             (6,000)            97,000
Investment Grade Tax-Exempt Bond                62,000             (3,000)            67,000
Large Cap Quantitative Equity                    2,000             (1,000)            (5,000)++
Large Cap Relative Value                       112,000             75,000             31,000
Large Cap Value Equity                         217,000            201,000            212,000
Life Vision Aggressive Growth                    7,000              2,000             (4,000)+
Life Vision Conservative                         4,000              1,000             (4,000)++

                                          DISTRIBUTION FEES - AMOUNT PAID OR REIMBURSED ($)*
                                          --------------------------------------------------
FUND**                                        2006              2005***             2004
----------------------------------------  ------------       ------------       ------------
Life Vision Growth and Income                   15,000             29,000             (4,000)++
Life Vision Moderate Growth                     20,000             42,000             (1,000)++
Life Vision Target Date 2015                         0                   +                  +
Life Vision Target Date 2025                         0                   +                  +
Life Vision Target Date 2035                         0                   +                  +
Limited-Term Federal Mortgage Securities        13,000             (2,000)             9,000
Maryland Municipal Bond                              0                  0                   +
Mid-Cap Equity                                  51,000             61,000             38,000
Mid-Cap Value Equity                             7,000              2,000             (4,000)++
North Carolina Tax-Exempt Bond                       0                  0                   +
Prime Quality Money Market                   4,532,000          3,094,000          3,313,000
Quality Growth Stock                             2,000                  0             (4,000)++
Seix Floating Rate High Income                       0                   +                  +
Seix High Yield                                 58,000             15,000             40,000
Short-Term Bond                                 12,000              9,000             (2,000)++
Short-Term U.S. Treasury Securities              9,000             10,000              6,000
Small Cap Growth Stock                         151,000            139,000             72,000
Small Cap Quantitative Equity                         +                  +                  +
Small Cap Value Equity                          12,000              7,000             (3,000)++
Strategic Income                                 8,000              8,000                  0
Tax-Exempt Money Market                        923,000            386,000            327,000
U.S. Government Securities                      11,000             15,000             10,000
U.S. Government Securities Money Market        377,000            (10,000)           335,000
U.S. Treasury Money Market                       8,000             (2,000)            (5,000)++
Virginia Intermediate Municipal Bond             9,000              4,000            (10,000)++
Virginia Tax-Free Money Market                 488,000           (240,000)           185,000

* Effective August 1, 2005, the fees payable pursuant to the Funds' A Plan were reduced to the amounts previously set forth in this SAI.

** Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.

*** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

+    Not in operation during the period.

++ SEI Investments Distribution Co. reimbursed the Funds for other expenses. For the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005, and for the 2004 fiscal year, the Funds paid the following amounts pursuant to the B Plan:

                                 DISTRIBUTION FEES - AMOUNT PAID ($)
                               ------------------------------------
FUND*                            2006          2005           2004
-----------------------------  --------      --------       -------
Life Vision Aggressive Growth    44,000        32,000         6,000
Life Vision Conservative         41,000        33,000        11,000
Life Vision Growth and Income   134,000        98,000        39,000
Life Vision Moderate Growth     107,000        80,000        52,000

* Effective February 15, 2005, each Fund listed above changed its fiscal year end from May 31 to March 31.

For the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005, and for the 2004 fiscal year, the Funds paid the following amounts pursuant to the C Plan:

                                           DISTRIBUTION FEES - AMOUNT PAID ($)
                                          -----------------------------------
              FUND*                          2006        2005**         2004
----------------------------------------  ---------    ----------     -------
Aggressive Growth Stock                      52,000        15,000      (1,000)+
Balanced                                    382,000       456,000     672,000
Capital Appreciation                        610,000       728,000     970,000
Emerging Growth Stock                         1,000        (3,000)     (1,000)+
Florida Tax-Exempt Bond                     101,000        97,000     203,000
Georgia Tax-Exempt Bond                      95,000        70,000     102,000
High Income                                 376,000       364,000     488,000
International Equity                         80,000        63,000      47,000
International Equity Index                   56,000        45,000      29,000
Investment Grade Bond                       155,000        80,000     235,000
Investment Grade Tax-Exempt Bond            129,000        52,000     237,000
Large Cap Quantitative Equity                15,000        11,000       3,000
Large Cap Relative Value                    816,000       727,000     693,000
Large Cap Value Equity                      469,000       458,000     536,000
Life Vision Aggressive Growth                 6,000           ***         ***
Life Vision Conservative                      6,000           ***         ***
Life Vision Growth and Income                13,000           ***         ***
Life Vision Moderate Growth                   9,000           ***         ***
Life Vision Target Date 2015                      0           ***         ***
Life Vision Target Date 2025                      0           ***         ***
Life Vision Target Date 2035                      0           ***         ***
Limited-Term Federal Mortgage Securities    233,000      (139,000)    675,000
Maryland Municipal Bond                     116,000        (3,000)    228,000
Mid-Cap Equity                              139,000        52,000*    117,000
Mid-Cap Value Equity                         57,000        39,000      19,000
North Carolina Tax-Exempt Bond                    0             0         ***
Prime Quality Money Market                   15,000        26,000      49,000
Quality Growth Stock                        572,000       651,000     956,000
Short-Term Bond                             104,000        91,000     133,000
Short-Term U.S. Treasury Securities         213,000       169,000     349,000
Small Cap Growth Stock                      340,000       309,000     337,000
Small Cap Quantitative Equity                   ***           ***         ***
Small Cap Value Equity                      105,000        94,000     353,000
Strategic Income                            536,000       428,000     760,000
U.S. Government Securities                   98,000       118,000     229,000
Virginia Intermediate Municipal Bond         13,000             0         ***

* Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.

** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

***   Not in operation during the period.

+     SEI Investments Distribution Co. reimbursed the Funds for other expenses.

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Shares and C Shares (purchased prior to August 1, 2005), unless otherwise agreed upon by the Distributor and such broker-dealer.


                                        ANNUAL PAYOUT                             ANNUAL PAYOUT
                                      12(B)-1 EFFECTIVE  INITIAL PAYMENT -    12(B)-1 EFFECTIVE IN
FUND                                  IMMEDIATELY (A)*   AT TIME OF SALE (C)   THE 13TH MONTH (C)
------------------------------------  -----------------  -------------------  --------------------
EQUITY FUNDS
Aggressive Growth Stock                     0.15%              1.00%                 1.00%
Balanced                                    0.15%              1.00%                 1.00%
Capital Appreciation                        0.40%              1.00%                 1.00%
Core Bond                                   0.15%              1.00%                 1.00%
Emerging Growth Stock                       0.15%              1.00%                 1.00%
Intermediate Bond                           0.15%              1.00%                 1.00%
International Equity                        0.15%              1.00%                 1.00%
International Equity Index                  0.30%              1.00%                 1.00%
Large Cap Quantitative Equity               0.15%              1.00%                 1.00%
Large Cap Relative Value                    0.15%              1.00%                 1.00%
Large Cap Value Equity                      0.25%              1.00%                 1.00%
Life Vision Aggressive Growth               0.15%              1.00%                 1.00%
Life Vision Conservative                    0.15%              1.00%                 1.00%
Life Vision Growth and Income               0.15%              1.00%                 1.00%
Life Vision Moderate Growth                 0.15%              1.00%                 1.00%
Life Vision Target Date 2015                 n/a                n/a                   n/a
Life Vision Target Date 2025                 n/a                n/a                   n/a
Life Vision Target Date 2035                 n/a                n/a                   n/a
Limited Duration                             n/a               1.00%                 1.00%
Mid-Cap Equity                              0.25%              1.00%                 1.00%
Mid-Cap Value Equity                        0.15%              1.00%                 1.00%
North Carolina Tax-Exempt Bond              0.05%              1.00%                 1.00%
Quality Growth Stock                        0.15%              1.00%                 1.00%
Seix Floating Rate High Income              0.25%               N/A                   N/A
Seix High Yield                             0.15%              1.00%                 1.00%
Small Cap Growth Stock                      0.25%              1.00%                 1.00%
Small Cap Quantitative Equity               0.25%              1.00%                 1.00%
Small Cap Value Equity                      0.15%              1.00%                 1.00%
FIXED INCOME FUNDS
Florida Tax-Exempt Bond                     0.05%              1.00%                 1.00%
Georgia Tax-Exempt Bond                     0.05%              1.00%                 1.00%
High Income                                 0.15%              1.00%                 1.00%
Investment Grade Bond                       0.20%              1.00%                 1.00%
Investment Grade Tax-Exempt Bond            0.20%              1.00%                 1.00%
Limited Term Federal Mortgage
Securities                                  0.05%              1.00%                 1.00%
Maryland Municipal Bond                     0.05%              1.00%                 1.00%
Short Term Bond                             0.05%              1.00%                 1.00%
Short-Term U.S. Treasury Securities         0.05%              1.00%                 1.00%

                                        ANNUAL PAYOUT                             ANNUAL PAYOUT
                                      12(B)-1 EFFECTIVE  INITIAL PAYMENT -    12(B)-1 EFFECTIVE IN
              FUND                    IMMEDIATELY (A)*  AT TIME OF SALE (C)    THE 13TH MONTH (C)
------------------------------------  -----------------  -------------------  --------------------
Strategic Income                            0.15%              1.00%                 1.00%
U.S. Government Securities                  0.15%              1.00%                 1.00%
U.S. Government Securities
Ultra-Short Bond                             n/a               1.00%                 1.00%
Virginia Intermediate Municipal Bond        0.05%              1.00%                 1.00%
MONEY MARKET FUND
Prime Quality Money Market                  0.17%               n/a                  1.00%

* Initial Front End Sales Charge for A Shares ranges from 5.75% maximum to 1.50% depending on Fund and breakpoints (outlined in prospectus).

Other than any portion of the sales charges imposed on purchases, and unless otherwise agreed upon by the Distributor and such broker-dealer the Distributor pays broker-dealers selling C Shares purchased beginning August 1, 2005, an initial payment at the time of sale of 1.00% and annual 12(b)-1 payout effective in the 13th month of 1.00%.

                               THE TRANSFER AGENT

BISYS Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend paying agent to the Trust.

                                  THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity, International Equity Index and Strategic Income Funds. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the International Equity, International Equity Index and Strategic Income Funds. SunTrust Bank is paid on the basis of net assets and transactions costs of the Funds.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at 2 Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103-7042, serves as the Trust's independent registered public accounting firm.

                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.

                       TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships of each of the persons currently serving as Trustees of the Trust. Each Trustee is also a Trustee of the STI Classic Variable Trust which is comprised of seven series.

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS IN
                           POSITION                                                THE STI FUND
                             HELD     TERM OF OFFICE                                  COMPLEX
   NAME, ADDRESS, DATE     WITH THE    AND LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN BY          OTHER DIRECTORSHIPS
        OF BIRTH             GROUP      TIME SERVED     DURING THE PAST 5 YEARS      TRUSTEES              HELD BY TRUSTEE
-----------------------   ---------   --------------   -------------------------   -------------   -----------------------------
INTERESTED TRUSTEES*:
Richard W. Courts, II      Trustee    Indefinite;      Chairman, Atlantic               60         Genuine Parts Company;
3435 Stelzer Road                     since November   Investment Company                          Piedmont Medical Center;
Columbus, OH 43219                    2001                                                         SunTrust Bank
DOB 01/18/36
Clarence H. Ridley         Trustee    Indefinite;      Chairman, Haverty                60         Crawford & Co.
3435 Stelzer Road                     since November   Furniture Companites;
Columbus, OH 43219                    2001             Partner, King and
DOB 06/03/42                                           Spaulding LLP (law firm)
                                                       (1977 to 2000)
INDEPENDENT TRUSTEES**:
Thomas Gallagher           Trustee    Indefinite;      President, CEO, Genuine          60         Genuine Parts Company; Oxford
3435 Stelzer Road                     since May 2000   Parts Company                               Industries, Inc.
Columbus, OH 43219
DOB 11/25/47
F. Wendell Gooch           Trustee    Indefinite;      Retired                          60         SEI Family of Funds
3435 Stelzer Road                     since May 1992
Columbus, OH 43219
DOB 12/03/32
Sidney E. Harris           Trustee    Indefinite;      Professor (since 2004)           60         ServiceMaster Company; Total
3435 Stelzer Road                     since November   and Dean (1997-2004), J.                    System Services, Inc.;
Columbus, OH 43219                    2004             Mack Robinson College of                    Transamerica Investors, Inc.
DOB 07/21/49                                           Business, Georgia State                     (13 mutual funds)
                                                       University
Warren Y. Jobe             Trustee    Indefinite;      Retired.  EVP, Georgia           60         WellPoint, Inc.; UniSource
3435 Stelzer Road                     since November   Power Company and SVP,                      Energy Corp.; HomeBanc Corp.
Columbus, OH 43219                    2004             Southern Company (1998 -
DOB 11/12/40                                           2001)
Connie D. McDaniel         Trustee    Indefinite;      Vice President and               60         None
3435 Stelzer Road                     since May 2005   Controller, The
Columbus, OH 43219                                     Coca-Cola Company
DOB 04/10/42
James O. Robbins           Trustee    Indefinite;      Retired.  President,             60         Cox Communications; Humana,
3435 Stelzer Road                     since May 2000   CEO, Cox Communications,                    Inc.
Columbus, OH 43219                                     Inc. (1985-2005)
DOB 07/04/42
Charles D. Winslow         Trustee    Indefinite;      Retired.  Formerly               60         None
3435 Stelzer Road                     since November   Partner, Accenture
Columbus, OH 43219                    2004             (consulting)
DOB 07/13/35

* Mr. Courts may be deemed an Interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an Interested Trustee because of a material business relationship with a parent of the Adviser.

** Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.

BOARD COMMITTEES. The Board has established the following committees:

- AUDIT COMMITTEE. The Board's Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms' opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Jobe and Winslow, and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met three times in the most recently completed fiscal year.

- GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance and Nominating Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance and Nominating Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Nominating Committee. Messrs. Gallagher, Gooch, Harris, Jobe and Robbins currently serve as members of the Nominating Committee. The Governance and Nominating Committee meets periodically as necessary. The Governance and Nominating Committee met once during the most recently completed fiscal year.

- VALUATION COMMITTEE. The Board has established the Trust's Valuation Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Valuation Committee operates under procedures approved by the Board. The principal responsibility of the Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available. The Valuation Committee's determinations are reviewed by the Board. The Valuation Committee meets periodically, as necessary, and met nine times in the most recent fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The "Family of Investment Companies" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                                                                           AGGREGATE DOLLAR RANGE
                                                                              OF SHARES IN ALL
                                                                            INVESTMENT COMPANIES
                                                                           OVERSEEN BY TRUSTEE IN
                                                                            FAMILY OF INVESTMENT
   TRUSTEE/OFFICER               DOLLAR RANGE OF FUND SHARES                    COMPANIES
---------------------  --------------------------------------------------  ----------------------
INTERESTED TRUSTEES
Richard W. Courts, II   $50,001-$100,000 (Aggressive Growth Stock Fund)       $50,001-$100,000
                          $10,001-$50,000 (International Equity Fund)
Clarence H. Ridley        $10,001-$50,000 (Prime Quality Money Market)         Over $100,000
                          $50,001-$100,000 (International Equity Fund)
                         $50,001-$100,000 (Small Cap Value Equity Fund)
INDEPENDENT TRUSTEES
Thomas Gallagher           $1-$10,000 (Aggressive Growth Stock Fund)          $50,001-$100,000
                          $10,001-$50,000 (Capital Appreciation Fund)
                           $1-$10,000 (Large Cap Relative Value Fund)
                            $1-$10,000 (Large Cap Value Equity Fund)
                          $1-$10,000 (Prime Quality Money Market Fund)
                          $10,001-$50,000 (Quality Growth Stock Fund)
                         $10,001-$50,000 (Small Cap Value Equity Fund)
                            $1-$10,000 (Small Cap Growth Stock Fund)
F. Wendell Gooch            $1-$10,000 (Prime Quality Money Market Fund)      $50,001-$100,000
                          $10,001-$50,000 (Aggressive Growth Stock Fund)
                          $10,001-$50,000 (International Equity Fund)
James O. Robbins        $10,001-$50,000 (Large Cap Relative Value Fund)        Over $100,000
                         $10,001-$50,000 (Small Cap Growth Stock Fund)
                             $10,001-$50,000 (International Equity
                            Fund) Over $100,000 (Prime Quality Money
                           Market Fund)
                        Over $100,000 (Tax-Exempt Money Market Fund)
Sidney E. Harris         $10,001-$50,000 (Small Cap Growth Stock Fund)        $10,001-$50,000
                          $10,001-$50,000 (Prime Quality Money Market)
                        $1-$10,000 (Large Cap Quantitative Equity Fund)
Warren Jobe             Over $100,000 (Prime Quality Money Market Fund)       $50,001-$100,000
                         $50,001-$100,000 (Small Cap Growth Stock Fund)
Charles D. Winslow        $1-$10,000 (Prime Quality Money Market Fund         $10,001-$50,000
                          $10,001-$50,000 (Capital Appreciation Fund)
                           $1-$10,000 (Aggressive Growth Stock Fund)
                            $1-$10,000 (Large Cap Value Equity Fund)
                            $1-$10,000 (Small Cap Growth Stock Fund)
Connie D. McDaniel          $1-$10,000 (Small Cap Growth Stock Fund)          $50,001-$100,000
                       $50,001-$100,000 (Prime Quality Money Market Fund)
                        $10,001-$50,000 (Large Cap Relative Value Fund)
                             $10,001-$50,000 (Mid-Cap Equity Fund)

As of July 5, 2006, the Trustees and Officers of the Trust as a group owned less that 1% of the outstanding shares of each class of each Fund except: Class C Shares of the Aggressive Growth Stock Fund, of which they owned 2.04%; Class C Shares of the International Equity Fund, of which they owned 2.01%; and Class I Shares of the Small Cap Growth Stock Fund, of which they owned 4.39%.

BOARD COMPENSATION. The table below shows the compensation paid to the Trustees during the fiscal year ended March 31, 2006. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                                             PENSION OR
                                              RETIREMENT        ESTIMATED
                           AGGREGATE       BENEFITS ACCRUED  ANNUAL BENEFITS  TOTAL COMPENSATION FROM
                          COMPENSATION      AS PART OF FUND       UPON           THE TRUST AND FUND
   NAME OF TRUSTEE     FROM THE TRUST ($)     EXPENSES         RETIREMENT           COMPLEX ($)
---------------------  ------------------  ----------------  ---------------  -----------------------
INTERESTED TRUSTEES
Richard W. Courts, II       53,230               N/A              N/A                  53,500
Clarence H. Ridley          57,200               N/A              N/A                  57,500
INDEPENDENT TRUSTEES
Thomas Gallagher            78,590               N/A              N/A                  79,000
F. Wendell Gooch            71,140               N/A              N/A                  71,500
Connie McDaniel             56,710               N/A              N/A                  57,000
James O. Robbins            63,890               N/A              N/A                  64,000
Jonathan T. Walton*         45,750               N/A              N/A                  46,000
Sidney E. Harris            60,680               N/A              N/A                  61,000
Warren Y. Jobe              63,660               N/A              N/A                  64,000
Charles D. Winslow          62,670               N/A              N/A                  63,000

*     Mr. Walton resigned as a Trustee of the Trust effective December 31, 2005.

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

NAME, ADDRESS                                TERM OF OFFICE
AND DATE OF BIRTH      POSITION(S) HELD       AND LENGTH
OFFICERS:                WITH TRUST          OF TIME SERVED          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
R. Jeffrey Young     President and        Since July 2004       Senior Vice President, Relationship Management, BISYS
3435 Stelzer Road    Chief Executive                            Fund Services (since 2002); Vice President, Client
Columbus, OH 43219   Officer                                    Services, BISYS Fund Services (1997-2002)
DOB 08/22/64

Deborah A. Lamb      Executive Vice       Since September       Chief Compliance Officer, Managing Director, Trusco
50 Hurt Plaza        President;           2004; since November  Capital Management, Inc. (since 2003); President,
Suite 1400           Assistant            2003; since August    Investment Industry Consultants, LLC (2000 - 2003);
Atlanta, GA  30303   Secretary; Chief     2004 (respectively)   Director of Compliance, INVESCO, Inc. (1995-2000)
DOB 10/02/52         Compliance Officer

NAME, ADDRESS                                TERM OF OFFICE
AND DATE OF BIRTH      POSITION(S) HELD       AND LENGTH
OFFICERS:                WITH TRUST          OF TIME SERVED          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
Joel Engle           Treasurer and        Since April 2006      Director, Fund Administration, BISYS Fund Services since
3435 Stelzer Road    Chief Financial                            February 2006; Small business owner/operator (retail)
Columbus, OH 43219   Officer                                    (2003 to 2006); Vice President, Fund Administration,
DOB 10/31/65                                                    BISYS Fund Services (1998 to 2003)

Cynthia J. Surprise  Secretary and        Since February 2005   Senior Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road    Chief Legal Officer                        (since 2004);  Director and Counsel, Investors Bank &
Columbus, OH 43219                                              Trust Company (1999-2004)
DOB 07/08/46

Jennifer A. English  Assistant Secretary  Since November 2005   Assistant Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road                                               (since 2005);  Assistant Counsel, PFPC Inc. (2002-2005);
Columbus, OH 43219                                              Associate Legal Product Manager, Fidelity Investments
DOB 03/05/72                                                    (2001)

Alaina V. Metz       Assistant Secretary  Since July 2004       Vice President, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road                                               (since 2002); Chief Administrative Officer, Blue Sky
Columbus, OH 43219                                              Compliance, BISYS Fund Services (1995-2002)
DOB 04/07/67

                         PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Board has adopted procedures which permit the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust reserves the right to postpone payment or redemption proceeds for up to seven days if the redemption would harm existing shareholders. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or employees of the Adviser. "Immediate Family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step children) age 21 years or under. Currently, the front-end sales charge is waived on A Shares purchased by Trustees or employees of the Adviser and their respective immediate family members.

The Trust will permit an exchange of C Shares of a Fund for A Shares of the same Fund, and will waive any sales charges that would otherwise apply, for those investors who hold C Shares of the Fund as a result of (i) reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.

The Trust imposes a redemption fee of up to 2% on Market Timers as described in the Trust's prospectuses payable directly to the Fund.

As of April 30, 2004 (the "Close Date"), shares of the Small Cap Value Equity Fund are no longer available to new investors; existing shareholders may continue to invest in the Fund. An existing shareholder is defined as follows:

      -     INDIVIDUAL INVESTORS in the Fund on the Close Date;

      - ALL OTHER FOR-PROFIT OR NOT-FOR-PROFIT ENTITIES with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date;

      - 401(K) PLANS with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date;

      - DEFINED BENEFIT PLANS with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date;

      - PENSION PLANS with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date; and

      - NON-QUALIFIED PLANS with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date.

All of the above referenced shareholders are permitted to make new investments in the Fund. This includes beneficial owners, whether new or existing, of the existing 401(k) plans, defined benefit plans, pension plans and non-qualified plans.

As of August 1, 2005, Class B Shares are not available for purchase, except through dividend or distribution reinvestments in Class B Shares and exchanges of Class B Shares of one Fund for Class B Shares of another Fund.

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, rights of accumulation allow you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

The funds will combine the value of your current purchases with the current market value of any shares previously purchased for

      -     your individual account(s),

      -     your spouse's account(s),

      -     joint account(s) with your spouse,

      -     your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5.75% for the following Funds:

                          Aggressive Growth Stock Fund
                          Balanced Fund
                          Emerging Growth Stock Fund
                          Large Cap Quantitative Equity Fund
                          Large Cap Relative Value Fund
                          Large Cap Value Equity Fund
                          Mid-Cap Equity Fund
                          Mid-Cap Value Equity Fund
                          Quality Growth Stock Fund
                          Small Cap Growth Stock Fund
                          Small Cap Quantitative Equity Fund
                          Small Cap Value Equity Fund

 and 4.75% for the following Funds:

        Core Bond Fund
        Florida Tax-Exempt Bond Fund
        Georgia Tax-Exempt Bond Fund
        High Income Fund
        High Quality Bond Fund
        Intermediate Bond Fund
        Investment Grade Bond Fund
        Investment Grade Tax-Exempt Bond Fund
        Maryland Municipal Bond Fund
        North Carolina Tax-Exempt Bond Fund
        Seix Floating Rate High Income Fund
        Seix High Yield Fund
        Strategic Income Fund
        Total Return Bond Fund

        U.S. Government Securities Ultra-Short Bond Fund
        Ultra-Short Bond Fund
        Virginia Intermediate Municipal Bond Fund

of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

                        DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

                                      TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or of one or more qualified publicly traded partnerships, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserve the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

With respect to investments in STRIPs, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even thought the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its nets investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

The Fixed Income Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, the Fixed Income Funds do not expect to realize net-long term capital gains because the Bond Funds and the portion of such Funds' distributions are expected to be eligible for the corporate dividends received deduction.

The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund's shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion. If a charitable remainder trust incurs any UBTI in a taxable year, all of its net income for the taxable year is subject to federal income tax.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number,
(2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

Tax-Exempt Funds

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay "exempt interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in their prospectuses, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

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

The Funds will make annual reports to shareholders of the federal income tax status of all distributions.

In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or
(4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity and International Equity Index Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund's total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder's federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity and International Equity Index Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

                                FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Certain Funds may also enter into financial futures and option contracts, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

For the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005, and for the fiscal years ended in 2004 and 2003, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

                                                        AGGREGATE DOLLAR AMOUNT OF
                                                      BROKERAGE COMMISSIONS PAID ($)
                                             ------------------------------------------------
FUND*                                            2006        2005**       2004        2003
-------------------------------------------  ----------  -----------  -----------  ----------
Aggressive Growth Stock                         262,663      224,478       26,801         ***
Balanced                                        323,161      314,506      528,811     406,753
Capital Appreciation                          3,547,454    3,276,204    4,637,119   3,468,073
Core Bond                                             0            0            0           0
Emerging Growth Stock                           138,359       53,450       28,256         ***
Florida Tax-Exempt Bond                               0            0          994         188
Georgia Tax-Exempt Bond                               0            0            0          44
High Income                                           0        1,186            0         535
High Quality Bond                                     0            0          864          **
Intermediate Bond                                     0            0            0           0
International Equity                          1,922,438      388,837    1,189,052   1,127,511
International Equity Index                      411,897      236,456       94,924     174,045
Investment Grade Bond                                 0            0        4,979      19,387
Investment Grade Tax-Exempt Bond                      0            0          888       4,267
Large Cap Quantitative Equity                   938,790      365,960      303,252         ***
Large Cap Relative Value                      1,955,667    1,120,131    1,534,256   1,693,527
Large Cap Value Equity                        2,208,629    1,901,299    1,852,549   1,497,214
Life Vision Aggressive Growth                         0            0            0           0
Life Vision Conservative                              0            0            0           0

                                                       AGGREGATE DOLLAR AMOUNT OF
                                                      BROKERAGE COMMISSIONS PAID ($)
                                             ------------------------------------------------
FUND*                                            2006        2005**       2004        2003
-------------------------------------------  ----------  -----------  -----------  ----------
Life Vision Growth and Income                         0            0            0           0
Life Vision Moderate Growth                           0            0            0           0
Life Vision Target Date 2015                          1          ***          ***         ***
Life Vision Target Date 2025                          0          ***          ***         ***
Life Vision Target Date 2035                          0          ***          ***         ***
Limited Duration                                      0            0            0           0
Limited-Term Federal Mortgage Securities              0            0       23,608      14,392
Maryland Municipal Bond                               0            0            0           0
Mid-Cap Equity                                1,005,580      325,661      719,857     750,689
Mid-Cap Value Equity                            955,369      686,166      535,146     519,820
North Carolina Tax-Exempt Bond                        0            0          ***         ***
Prime Quality Money Market                            0            0       46,404      49,465
Quality Growth Stock                            273,108      287,028      585,220     845,910
Seix Floating Rate High Income                        0          ***          ***         ***
Seix High Yield Fund                                  0            0            0           0
Short-Term Bond                                       0            0            0           0
Short-Term U.S. Treasury Securities                   0            0            0           0
Small Cap Growth Stock                        4,949,471    2,735,162    4,425,364   3,038,457
Small Cap Quantitative Equity                       ***          ***          ***         ***
Small Cap Value Equity                        1,280,455      506,958    1,256,292     926,708
Strategic Income                                      0          215            0           0
Tax-Exempt Money Market                               0            0            0           0
Total Return Bond                                     0            0          364         ***
U.S. Government Securities                            0            0        7,952       1,634
U.S. Government Securities Money Market               0            0      127,807     194,725
U.S. Government Securities Ultra-Short Bond           0            0        6,955       4,929
U.S. Treasury Money Market                            0            0      423,336     365,760
Ultra-Short Bond                                      0            0       10,693       6,802
Virginia Intermediate Municipal Bond                  0            0            0           0
Virginia Tax-Free Money Market                        0            0            0           0

* Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.

** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

***   Not in operation during the period.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005 and for 2004 and 2003 fiscal years, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

                                      TOTAL DOLLAR AMOUNT OF            TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                     BROKERAGE COMMISSIONS FOR             INVOLVING BROKERAGE COMMISSIONS
                                       RESEARCH SERVICES ($)                  FOR RESEARCH SERVICES ($)
                               ----------------------------------  ----------------------------------------------
           FUND                   2006        2005*       2004           2006           2005*           2004
-----------------------------  ----------  ----------  ----------  --------------  --------------  --------------
Aggressive Growth Stock           262,663     102,337      26,801     236,630,476         224,478          26,801
Balanced **                       174,391     260,351     442,893     136,298,605     214,278,034     283,926,878
Capital Appreciation            2,215,647   2,765,108   3,902,770   1,611,418,182   2,187,420,050   2,483,046,397
Emerging Growth Stock             138,359      53,450      28,256      82,586,277      28,179,719          28,256
Large Cap Quantitative Equity     123,161           0       2,570     227,557,353               0       3,686,574
Large Cap Relative Value        1,288,719     907,375   1,442,170     993,286,576     705,995,383     880,875,152
Large Cap Value Equity          1,483,120   1,733,800   1,819,815   1,149,219,210   1,284,718,333   1,080,901,945

                                      TOTAL DOLLAR AMOUNT OF            TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                     BROKERAGE COMMISSIONS FOR             INVOLVING BROKERAGE COMMISSIONS
                                       RESEARCH SERVICES ($)                  FOR RESEARCH SERVICES ($)
                               ----------------------------------  ----------------------------------------------
           FUND                   2006        2005*       2004           2006           2005*           2004
-----------------------------  ----------  ----------  ----------  --------------  --------------  --------------
Mid-Cap Equity                    383,253     303,974     632,646     294,162,760     164,466,559     320,092,417
Mid-Cap Value Equity              592,762     681,164     522,910     408,346,450     403,795,492     254,550,199
Quality Growth Stock              173,111     241,405     528,646     178,523,532     220,577,538     334,513,042
Small Cap Growth Stock            881,381   2,351,047   3,531,664     371,086,423     721,673,071   1,199,684,809
Small Cap Value Equity            635,885     445,352   1,201,119     422,382,889     241,267,038     546,716,238

* Represents fees paid during the period from June 1, 2004 through March 31, 2005.

**    Relates to the equity portion of the Balanced Fund's portfolio only.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005, and for the 2004 and 2003 fiscal years, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown reflect fees paid in connection with Fund repurchase agreement transactions.

                                                                       PERCENTAGE OF TOTAL         PERCENTAGE OF TOTAL
                           AGGREGATE DOLLAR AMOUNT OF BROKERAGE      BROKERAGE COMMISSIONS       BROKERAGE TRANSACTIONS
                          COMMISSIONS PAID TO AFFILIATED BROKERS   PAID TO AFFILIATED BROKERS   EFFECTED THROUGH AFFILIATED
                                           ($)*                              (%)**                         BROKERS (%)
                          --------------------------------------  ---------------------------  --------------------------------
FUND***                     2006      2005+      2004      2003    2006   2005    2004   2003    2006   2005+    2004    2003
------------------------  --------  --------  --------  --------  -----  ------  -----  -----  ------  ------  -------  -------
Aggressive Growth Stock      2,158       696       176         +   0.81    0.68   0.66      +   25.60   25.58     9.64        +
Balanced +++                 2,526     3,276     5,368     9,515   0.78   11.03   1.02   2.34   14.35   13.86    42.21    21.73
Capital Appreciation         8,341    21,004    17,138    13,299   0.23    0.64   0.37   0.38   16.54   21.68    25.14    25.96
Core Bond                   12,291       402         0         0    100     100      0      0     100     100        0        0
Emerging Growth Stock          354       216       103         +   0.26    0.40   0.36      +   19.02   23.58    11.15        +
Florida-Tax Exempt Bond        499       799       994       188    100     100    100    100     100     100      100      100
Georgia Tax-Exempt Bond          0         0         0        44      0       0    100    100       0       0        0      100
High Income                  3,013     1,650         3       535    100   58.18    100    100     100   15.81      100      100
High Quality Bond              138     2,139       864        **    100     100    100     **     100     100      100       **
Intermediate Bond              905     4,633         0         0    100     100      0      0     100     100        0        0

                                                                       PERCENTAGE OF TOTAL         PERCENTAGE OF TOTAL
                           AGGREGATE DOLLAR AMOUNT OF BROKERAGE      BROKERAGE COMMISSIONS       BROKERAGE TRANSACTIONS
                          COMMISSIONS PAID TO AFFILIATED BROKERS   PAID TO AFFILIATED BROKERS   EFFECTED THROUGH AFFILIATED
                                           ($)*                              (%)**                         BROKERS (%)
                          --------------------------------------  ---------------------------  --------------------------------
FUND***                     2006      2005+      2004      2003    2006   2005    2004   2003    2006   2005+    2004    2003
------------------------  --------  --------  --------  --------  -----  ------  -----  -----  ------  ------  -------  -------
International Equity             0         0         0         0      0       0      0      0       0       0        0        0
International Equity
Index                            0         0         0         0      0       0      0      0       0       0        0        0
Investment Grade Bond        6,548     5,125     4,979    19,387    100     100    100    100     100     100      100      100
Investment Grade
Tax-Exempt Bond              2,875     2,932       888     4,267    100     100    100    100     100     100      100      100
Large Cap Relative Value         0         0         0         0      0       0      0      0       0       0        0        0
Large Cap Value Equity      11,062    12,740    18,467    28,323   0.50    0.67   1.00   1.89   15.59   16.90    37.56    20.51
Life Vision Aggressive
Growth                           0         0         0         0      0       0      0      0       0       0        0        0
Life Vision Conservative         0         0         0         0      0       0      0      0       0       0        0        0
Life Vision Growth and
Income                           0         0         0         0      0       0      0      0       0       0        0        0
Life Vision Moderate
Growth                           0         0         0         0      0       0      0      0       0       0        0        0
Life Vision Target Date
2015                             0        ++        ++        ++      0      ++     ++     ++       0      ++       ++       ++
Life Vision Target Date
2025                             0        ++        ++        ++      0      ++     ++     ++       0      ++       ++       ++
Life Vision Target Date
2035                             0        ++        ++        ++      0      ++     ++     ++       0      ++       ++       ++
Limited Duration             1,653     1,010         0         0    100     100      0      0     100     100        0        0
Limited-Term Federal
Mortgage Securities          7,500     6,781    23,608    14,392    100     100    100    100     100     100      100      100
Maryland Municipal Bond          0         0         0         0      0       0      0      0       0       0        0        0
Mid-Cap Equity               6,163     2,113     2,726     2,888   0.61    0.64   0.38   0.38   17.76   17.17    20.39    19.10
Mid-Cap Value Equity             0         0     2,114     1,898      0       0   0.40   0.37       0       0    12.35    25.07
North Carolina
Tax-Exempt Bond                  0         0        ++        ++      0       0     ++     ++       0       0       ++       ++
Prime Quality Money
Market                      62,086    51,580    46,404    49,465    100     100    100    100     100     100      100      100

                                                                       PERCENTAGE OF TOTAL         PERCENTAGE OF TOTAL
                           AGGREGATE DOLLAR AMOUNT OF BROKERAGE      BROKERAGE COMMISSIONS       BROKERAGE TRANSACTIONS
                          COMMISSIONS PAID TO AFFILIATED BROKERS   PAID TO AFFILIATED BROKERS   EFFECTED THROUGH AFFILIATED
                                           ($)*                              (%)**                         BROKERS (%)
                          --------------------------------------  ---------------------------  --------------------------------
FUND***                     2006      2005+      2004      2003    2006   2005    2004   2003    2006   2005+    2004    2003
------------------------  --------  --------  --------  --------  -----  ------  -----  -----  ------  ------  -------  -------
Quality Growth Stock         1,251     1,033     1,712     3,724   0.46    0.36   0.29   0.44    8.70   10.08    40.98    41.97
Seix Floating Rate High
Income                           0        ++        ++        ++      0      ++     ++     ++       0      ++       ++       ++
Seix High Yield             21,140     7,941         0         0    100     100      0      0     100     100        0        0
Short-Term Bond                  0         0         0         0      0       0      0      0       0       0        0        0
Short-Term U.S. Treasury
Securities                       0         0         0         0      0       0      0      0       0       0        0        0
Small Cap Growth Stock      20,875     8,682    10,384     3,100   0.42    0.32   0.37   0.10   17.62   16.63     4.50     5.45
Small Cap Quantitative
Equity                          ++        ++        ++        ++     ++      ++     ++     ++      ++      ++       ++       ++
Small Cap Value Equity       5,502     3,362     4,608     5,267   0.43    0.66   0.23   0.57   16.50   27.09    28.21    28.36
Strategic Income                 0         0         0         0      0       0      0      0       0       0        0        0
Strategic Quantitative
Equity                       1,511       206       237         +   0.16    0.06   0.08      +    9.45    5.72     2.99        +
Tax-Exempt Money Market          0         0         0         0      0       0      0      0       0       0        0        0
Total Return Bond            2,089     2,145       364        **    100     100    100     **     100     100      100       **
U.S. Government
Securities                   9,787     6,057     7,952     1,634    100     100    100    100     100     100      100      100
U.S. Government
Securities Money Market    114,370    67,874   127,807   194,725    100     100    100    100     100     100      100      100
U.S. Government
Securities Ultra-Short
Bond                         3,240     3,676     6,955     4,909    100     100    100    100     100     100      100      100
U.S. Treasury Money
Market                     597,657   409,250   423,336   365,760    100     100    100    100     100     100      100      100
Ultra-Short Bond             3,971     4,532    10,693     6,802    100     100    100    100     100     100      100      100
Virginia Intermediate
Municipal Bond                   0         0         0         0      0       0      0      0       0       0        0        0
Virginia Tax-Free Money
Market                           0         0         0         0      0       0      0      0       0       0        0        0

* Prior to July 26, 2004, SEI Investments Distribution Co. served as the Trust's distributor. These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co.

** For most Fixed Income Funds, transactions in repurchase agreements, which are generally traded through an affiliated broker-dealer, are the only transactions that result in the payment of commission. Therefore, it might appear, based on the percentage of commissions paid, that all of the Fixed Income Fund's portfolio transactions are made through affiliated broker-dealers. Nonetheless, transactions in repurchase agreements make up only a small part of a Fixed Income Fund's portfolio transactions.

*** Effective February 15, 2005, the Seix Funds changed their fiscal year from October 31 to March 31 and each other Fund changed its fiscal year end from May 31 to March 31. +With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund, represents fees paid during the period from June 1, 2004 through March 31, 2005.

++    Not in operation during the period.

+++   Relates to the equity portion of the Balanced Fund's portfolio only.

SECURITIES OF "REGULAR BROKER-DEALERS." As of March 31, 2006, the Funds held securities of their "regular broker-dealers" (as such term is defined in the 1940 Act) as follows:

FUND AND SECURITY                    SECURITY TYPE   HOLDINGS ($)
-----------------------------------  -------------  --------------
PRIME QUALITY MONEY MARKET FUND
BANK OF AMERICA SECURITIES LLC            Debt         205,000,000
BANK OF NEW YORK (THE)                    Debt          25,000,000
BEAR STEARNS                              Debt         124,999,000
BNP Paribas Securites Corp.               Debt          29,993,000
DEUTSCHE BANK                             Debt          74,956,000
GOLDMAN SACHS                             Debt         129,346,000
HSBC SECURITIES, INC.                     Debt          22,676,000
LEHMAN BROTHERS, INC.                     Debt          25,075,000
MERRILL LYNCH & CO., INC.                 Debt          47,008,000
MORGAN STANLEY & CO. INC.                 Debt         123,500,000
UBS SECURITIES                            Debt          79,833,000
WACHOVIA SECURITIES, LLC.                 Debt          67,022,000
WELLS FARGO BROKERAGE SERVICES, LLC       Debt         110,000,000

TAX-EXEMPT MONEY MARKET FUND
ABN AMRO SECURITIES, INC.                 Debt          24,550,000
GOLDMAN SACHS                             Debt          36,820,000

INVESTMENT GRADE BOND FUND
GOLDMAN SACHS                             Debt           3,170,000
CHASE SECURITIES, INC.                    Debt           3,925,000
MORGAN STANLEY & CO. INC.                 Debt           2,631,000
CITIGROUP GLOBAL MARKETS                  Debt           7,628,000
BANK OF AMERICA SECURITIES LLC            Debt           5,250,000
WACHOVIA CORP.                            Debt           2,942,000
HSBC SECURITIES, INC.                     Debt           1,504,000

CAPITAL APPRECIATION FUND
GOLDMAN SACHS                            Equity         22,759,000
CHASE SECURITIES, INC.                   Equity         29,056,000
MERRILL LYNCH & CO., INC.                Equity         16,067,000
MORGAN STANLEY                           Equity         11,006,000
WELLS FARGO                              Equity         12,135,000

FUND AND SECURITY                    SECURITY TYPE   HOLDINGS ($)
-----------------------------------  -------------  -------------
LARGE CAP VALUE EQUITY FUND
BANK OF AMERICA SECURITIES               Equity        18,499,000
BANK OF NEW YORK (THE)                   Equity        15,373,000
CHASE SECURITIES, INC.                   Equity         9,826,000
MERRILL LYNCH, INC.                      Equity         9,589,000
WACHOVIA SECURITIES, LLC.                Equity         9,540,000
AG EDWARDS                               Equity         8,436,000
BEAR STEARNS & CO., INC.                 Equity        17,234,000
CITIGROUP GLOBAL MARKETS                 Equity         9,808,000
MORGAN STANLEY & CO, INC.                Equity         8,641,000

SHORT-TERM BOND FUND
HSBC SECURITIES, INC.                     Debt          3,327,000
BEAR STEARNS                              Debt          6,639,000
GOLDMAN SACHS                             Debt          6,219,000
CHASE SECURITIES, INC.                    Debt          2,335,000
LEHMAN BROTHERS, INC.                     Debt          2,723,000
MERRILL LYNCH, INC.                       Debt          3,360,000
MORGAN STANLEY & CO. INC.                 Debt          5,478,000
WACHOVIA SECURITIES, LLC.                 Debt          7,032,000
CITIGROUP GLOBAL MARKETS                  Debt          3,452,000
WELLS FARGO BROKERAGE SERVICES, LLC       Debt          3,067,000

MID-CAP EQUITY FUND
BEAR STEARNS                             Equity         6,701,000

BALANCED FUND
GOLDMAN SACHS                             Debt            265,000
GOLDMAN SACHS                            Equity         1,099,000
CHASE SECURITIES, INC.                    Debt            326,000
CHASE SECURITIES, INC.                   Equity         1,041,000
MERRILL LYNCH, INC.                      Equity         1,213,000
MORGAN STANLEY & CO. INC.                 Debt            176,000
WELLS FARGO BROKERAGE SERVICES, LLC      Equity           996,000
CITIGROUP                                 Debt            672,000
HSBC SECURITIES, INC.                     Debt            124,000
CREDIT SUISSE FIRST BOSTON CORP.          Debt             73,000
BANK OF AMERICA SECURITIES LLC            Debt            188,000
WACHOVIA CORP.                            Debt            360,000

INTERNATIONAL EQUITY INDEX FUND
ABN AMRO SECURITIES, INC.                Equity         2,334,000
CREDIT SUISSE FIRST BOSTON CORP.         Equity         1,388,000
DEUTSCHE BANK AG                         Equity        20,395,000
UBS SECURITIES                           Equity         2,315,000
BNP Paribas Securites Corp.              Equity         5,773,000

FUND AND SECURITY                                     SECURITY TYPE   HOLDINGS ($)
----------------------------------------------------  -------------  -------------
INTERNATIONAL EQUITY FUND
ABN AMRO SECURITIES, INC.                                 Equity         9,497,000
CREDIT SUISSE FIRST BOSTON CORP.                          Equity        10,764,000
DEUTSCHE BANK AG                                          Equity        11,646,000
UBS SECURITIES                                            Equity         7,143,000
BNP Paribas Securities Corp.                              Equity        12,157,000
HSBC SECURITIES, INC.                                     Equity        17,658,000

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY
MARKET FUND
CREDIT SUISSE FIRST BOSTON CORP.                           Debt         48,765,000
WELLS FARGO BROKERAGE SERVICES, LLC                        Debt         50,000,000
BEAR STEARNS & CO., INC.                                   Debt         50,000,000
BANK OF AMERICA SECURITIES LLC                             Debt        154,960,000

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY
MARKET FUND

SMALL CAP VALUE EQUITY FUND
JEFFERIES & COMPANY, INC.                                 Equity         6,096,000

QUALITY GROWTH STOCK FUND
GOLDMAN SACHS                                             Equity         1,256,000
JP Morgan Chase & Co.                                     Equity         2,415,000
MERRILL LYNCH & CO., INC.                                 Equity         1,181,000

LARGE CAP RELATIVE VALUE FUND
BANK OF AMERICA SECURITIES LLC                            Equity        22,770,000
CITIGROUP GLOBAL MARKETS                                  Equity        30,705,000
GOLDMAN SACHS & CO.                                       Equity        14,127,000
MORGAN STANLEY & CO, INC.                                 Equity        25,128,000
US BANCORP                                                Equity        15,250,000
UBS Securities LLC                                        Equity         4,399,000
WACHOVIA CORP.                                            Equity        28,024,000
WELLS FARGO BROKERAGE SERVICES, LLC                       Equity        17,564,000

MID-CAP VALUE EQUITY FUND
BEAR STEARNS & CO., INC.                                  Equity         3,648,000

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND

ULTRA-SHORT BOND FUND
MORGAN STANLEY & CO. INC.                                  Debt         12,348,000
JP Morgan Chase & Co.                                      Debt          5,004,000
BANK OF AMERICA SECURITIES LLC                             Debt          4,851,000
BEAR STEARNS & CO., INC.                                   Debt          4,100,000
DEUTSCHE BANK AG                                           Debt             67,000
WELLS FARGO BROKERAGE SERVICES, LLC                        Debt          4,072,000

FUND AND SECURITY                                     SECURITY TYPE   HOLDINGS ($)
----------------------------------------------------  -------------  -------------
GOLDMAN SACHS & CO.                                        Debt          5,229,000
MERRILL LYNCH & CO., INC.                                  Debt          4,562,000
WACHOVIA CORP.                                             Debt          2,503,000
CITIGROUP GLOBAL MARKETS                                   Debt            997,000
CREDIT SUISSE FIRST BOSTON CORP.                           Debt          1,089,000
HSBC SECURITIES, INC.                                      Debt            979,000
LEHMAN BROTHERS HOLDINGS, INC.                             Debt          1,633,000

STRATEGIC QUANTITATIVE EQUITY FUND
GOLDMAN SACHS                                             Equity         4,849,000
LEHMAN BROTHERS, INC.                                     Equity         4,878,000
MORGAN STANLEY & CO. INC.                                 Equity         4,770,000
BEAR STEARNS & CO., INC.                                  Equity         4,840,000
MERRILL LYNCH & CO., INC.                                 Equity         4,862,000

HIGH QUALITY BOND FUND
GOLDMAN SACHS                                              Debt            383,000
CHASE SECURITIES, INC.                                     Debt            415,000
CITIGROUP GLOBAL MARKETS                                   Debt            860,000
MORGAN STANLEY & CO. INC.                                  Debt            313,000
BANK OF AMERICA SECURITIES LLC                             Debt            476,000
CREDIT SUISSE FIRST BOSTON CORP.                           Debt            183,000

TOTAL RETURN BOND FUND
GOLDMAN SACHS                                              Debt            227,000
CHASE SECURITIES, INC.                                     Debt            279,000
BANK OF AMERICA SECURITIES LLC                             Debt            254,000
MORGAN STANLEY & CO. INC.                                  Debt            191,000
CITIGROUP GLOBAL MARKETS                                   Debt            480,000
WACHOVIA CORP.                                             Debt            222,000
HSBC SECURITIES, INC.                                      Debt            107,000
CREDIT SUISSE FIRST BOSTON CORP.                           Debt             89,000

AGGRESSIVE GROWTH STOCK FUND
LEGG MASON, INC.                                          Equity         4,524,000

EMERGING GROWTH STOCK FUND
LEGG MASON, INC.                                          Equity         1,191,000

CORE BOND FUND
GOLDMAN SACHS                                              Debt          1,696,000
CHASE SECURITIES, INC.                                     Debt          1,770,000
HSBC SECURITIES, INC.                                      Debt            776,000
MORGAN STANLEY & CO. INC.                                  Debt          1,389,000
WACHOVIA SECURITIES, LLC.                                  Debt          1,833,000
CITIGROUP GLOBAL MARKETS                                   Debt          3,798,000
BANK OF AMERICA SECURITIES LLC                             Debt          1,740,000
CREDIT SUISSE FIRST BOSTON CORP.                           Debt            632,000

FUND AND SECURITY                                     SECURITY TYPE   HOLDINGS ($)
----------------------------------------------------  -------------  -------------
INTERMEDIATE BOND FUND
GOLDMAN SACHS                                              Debt            378,000
CHASE SECURITIES, INC.                                     Debt            447,000
CITIGROUP GLOBAL MARKETS                                   Debt          1,037,000
MORGAN STANLEY & CO. INC.                                  Debt            411,000
WACHOVIA CORP.                                             Debt            448,000
BANK OF AMERICA SECURITIES LLC                             Debt            470,000
WELLS FARGO                                                Debt            360,000
CREDIT SUISSE FIRST BOSTON CORP.                           Debt            225,000

      PORTFOLIO TURNOVER RATE

Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Each Fund's portfolio turnover rate for the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005, and for the 2004 fiscal year is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser's investment outlook.

                                            TURNOVER RATE (%)
                                          --------------------
FUND *                                     2006  2005**   2004
----------------------------------------  -----  ------  -----
Aggressive Growth Stock                      30      42      2
Balanced                                    133     140    116
Capital Appreciation                         74      72    106
Core Bond                                   236     150    463
Emerging Growth Stock                       107      64     11
Florida Tax-Exempt Bond                      90      66     56
Georgia Tax-Exempt Bond                      43      52    100
High Income                                 208     191     49
High Quality Bond                            91     290     31
Intermediate Bond                           154      94    277
International Equity                         59      39     58
International Equity Index                    7      21     10
Investment Grade Bond                       171     268    119
Investment Grade Tax-Exempt Bond            237     178    242

                                            TURNOVER RATE (%)
                                          --------------------
FUND *                                     2006  2005**   2004
----------------------------------------  -----  ------  -----
Large Cap Quantitative Equity               432     346    344
Large Cap Relative Value                     55      44     51
Large Cap Value Equity                      104      87     67
Life Vision Aggressive Growth                31      29     44
Life Vision Conservative                     29     121    138
Life Vision Growth and Income                34      59     97
Life Vision Moderate Growth                  34      83    109
Life Vision Target Date 2015                 25     ***    ***
Life Vision Target Date 2025                 17     ***    ***
Life Vision Target Date 2035                 40     ***    ***
Limited Duration                             94      12    244
Limited-Term Federal Mortgage Securities     81      41    146
Maryland Municipal Bond                      55      30     15
Mid-Cap Equity                              138      68    126
Mid-Cap Value Equity                        169     117     95
North Carolina Tax-Exempt Bond               85      32    ***
Quality Growth Stock                         82      51     49
Seix Floating Rate High Income                9     ***    ***
Seix High Yield                              95      42     73
Short-Term Bond                              94      64     66
Short-Term U.S. Treasury Securities         151      82    131
Small Cap Growth Stock                       98      70    107
Small Cap Quantitative Equity               ***     ***    ***
Small Cap Value Equity                       58      17     44
Strategic Income                            317     305     95
Total Return Bond                           231     308    121
U.S. Government Securities                  118      64    240
U.S. Government Securities Ultra-Short
Bond                                        126      42    109
Ultra-Short Bond                            114      44     83
Virginia Intermediate Municipal Bond         54      46     26

* Effective February 15, 2005, the Seix Funds changed their fiscal year from October 31 to March 31 and each other Fund changed its fiscal year end from May 31 to March 31.

** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund, represents fees paid during the period from June 1, 2004 through March 31, 2005.

***   Not in operation during the period.

                               PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Funds' CCO reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.

The Funds' Annual Reports and Semi-Annual Reports are available, free of charge, on the Trust's website at www.sticlassicfunds.com. The Trust's website also provides information about each Fund's complete portfolio holdings as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days and is available until updated the next calendar quarter. The information on the Trust's website is publicly available to all categories of persons. In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Trust may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Trust's policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

The Trust requires any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.

Currently, the Trust has arrangements to provide additional disclosure of portfolio holdings information on a monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of

America Securities, LLC, BB&T Capital Markets, Bear Stearns & Co, Inc., BMO Nesbit Burns, Buckingham Research Group, Inc., Cantor Fitzgerald & Co., Credit Suisse First Boston, LLC, Davenport & Company, LLC, Empirical Research Partners, Ferris Baker Watts, Inc., Freidman, Billings, Ramsey & Co., Inc., FTN Financial, Janney Montgomery Scott, LLC, JP Morgan Securities, Inc., Lehman Brothers, Inc., McDonald Investments, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Moody's Investors Service, Morgan Keegan & Co., Inc., Oppenheimer & Company, Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Robert W. Baird & Co., Smith Barney, Starboard Capital Markets, LLC, Sterne, Agee & Leach, Inc., UBS Financial Services, Inc., and Wachovia Bank, N.A., Zions First National Bank, N.A.

Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., Towers Perrin HR Services, Watson Wyatt Investment Consulting, Inc., Wilshire Associates Incorporated.

Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a weekly basis with a lag time of 7 days to S&P.

In addition, the Trust's service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

                              DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                                  VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

                              SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

                                 CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Subadviser, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust, the Adviser and the Subadviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser and Subadviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                                  PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, summaries of which are included in Appendix B to this SAI.

Information regarding how the Funds' voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Funds' proxy voting record, along with the Funds' full proxy voting policies and procedures, is available on the Funds' website at www.sticlassicfunds.com, , without charge upon request by calling 1-888-STI-FUND, or by writing to the Funds at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The Funds' proxy voting record is also available on the SEC's website at www.sec.gov.

                             5% AND 25% SHAREHOLDERS

As of July 5, 2006, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The nature of ownership for each position listed is "Record" unless otherwise indicated. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

                                         PERCENT OF
NAME AND ADDRESS OF OWNER                CLASS OWNED
---------------------------------------  -----------
AGGRESSIVE GROWTH STOCK FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                        90.44%
AGGRESSIVE GROWTH STOCK FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                        91.12%
AGGRESSIVE GROWTH STOCK FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
COLUMBUS  OH  43219                        93.08%
TRUSTMAN
SUNTRUST BANKS
P O BOX 105870
ATLANTA  GA  303485870                      5.04%
BALANCED FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                        74.58%
BALANCED FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                        97.63%
BALANCED FUND - CLASS I
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002           90.17%

                                         PERCENT OF
NAME AND ADDRESS OF OWNER                CLASS OWNED
---------------------------------------  -----------
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                           8.00%
CAPITAL APPRECIATION FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         44.81%
NATIONWIDE INSURANCE COMPANY
TRUST
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                      9.89%
CAPITAL APPRECIATION FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         94.14%
CAPITAL APPRECIATION FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
COLUMBUS  OH  43219                         63.36%
GREAT WEST LIFE & ANNUITY COMPANY
8515 E ORCHARD RD
C/O FASCORP RECORDKEEPER
GREENWOOD VLG  CO  801115002                16.19%
TRUSTMAN
SUNTRUST BANKS
P O BOX 105870
ATLANTA  GA  303485870                       8.87%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002             8.05%
CORE BOND FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         59.08%
CITIGROUP GLOBAL MARKETS INC.
333 WEST 34TH STREET, 7TH FLOOR
NEW YORK  NY  10001                         40.92%
CORE BOND FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                        100.00%
CORE BOND FUND - CLASS I

                                         PERCENT OF
NAME AND ADDRESS OF OWNER                CLASS OWNED
---------------------------------------  -----------
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
COLUMBUS  OH  43219                         90.34%
EMERGING GROWTH STOCK FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         63.30%
FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN  VA  23060                       33.23%
EMERGING GROWTH STOCK FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         79.88%
SCOTTRADE, INC.
ATTN: MUTUAL FUNDS DEPT
12855 FLUSHING MEADOW DR.
PO BOX 31759
ST LOUIS  MO  63131                         11.69%
FIRST CLEARING, LLC
10750 WHEAT FIRST DRIVE
GLEN ALLEN  VA  23060                        8.42%
EMERGING GROWTH STOCK FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                          99.76%
FLORIDA TAX-EXEMPT BOND FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         83.35%
G MACKENZIE RAST
ESTATE OF MILDRED C RAST
8545 RIVER WALK LANDING
SUWANEE  GA  300241531                      11.04%
FLORIDA TAX-EXEMPT BOND FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         96.19%
FLORIDA TAX-EXEMPT BOND FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                         100.00%
GEORGIA TAX-EXEMPT BOND FUND - CLASS A

                                         PERCENT OF
NAME AND ADDRESS OF OWNER                CLASS OWNED
---------------------------------------  -----------
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         78.32%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                          9.40%
GEORGIA TAX-EXEMPT BOND FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         73.60%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         20.45%
GEORGIA TAX-EXEMPT BOND FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
OAKS  PA  30348                            100.00%
HIGH INCOME FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         77.01%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         22.99%
HIGH INCOME FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                         96.61%
HIGH INCOME FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                          81.93%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002            18.07%
HIGH QUALITY BOND  FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                         100.00%
INTERMEDIATE BOND FUND - CLASS A

                                           PERCENT OF
NAME AND ADDRESS OF OWNER                  CLASS OWNED
-----------------------------------------  -----------
JOHN C LION
NANCY L LION
1550 GRANDVIEW BLVD
KISSIMMEE  FL  347446617                     100.00%
INTERMEDIATE BOND FUND - CLASS C
FERRIS, BAKER WATTS INCORPORATED
1700 PENNSYLVANIA AVE NW STE 700
WASHINGTON  DC  200063796                     92.48%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                            7.52%
INTERMEDIATE BOND FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
COLUMBUS  OH  43219                           48.96%
NOITU INSURANCE TRUST FUND
148-06 HILLSIDE AVE
H & W PLAN 501 CA
JAMAICA  NY  114350000                        25.53%
NOITU INDIVIDUAL ACCOUNT
INDIVIDUAL ACCOUNT PLAN
148 -06 HILLSIDE AVE
JAMAICA  NY  114350000                         9.68%
WENDEL & CO A/C 515507
C/O THE BANK OF NEW YORK
2 HANSON PLACE ATLANTIC TERMINAL
BROOKLYN  NY  11217                            8.53%
INTERNATIONAL EQUITY FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                           68.37%
NATIONWIDE INSURANCE COMPANY
TRUST
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                       16.62%
INTERNATIONAL EQUITY FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                           96.64%
INTERNATIONAL EQUITY FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
OAKS  PA  43219                               97.34%
INTERNATIONAL EQUITY INDEX FUND - CLASS A

                                           PERCENT OF
NAME AND ADDRESS OF OWNER                  CLASS OWNED
-----------------------------------------  -----------
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                          77.39%
INTERNATIONAL EQUITY INDEX FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                          96.35%
INTERNATIONAL EQUITY INDEX FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
COLUMBUS  OH  43219                          76.78%
STATE STREET BANK AND TRUST CO
EMORY UNIVERSITY ENDOWMENT
1776 HERITAGE DR
QUINCY  MA  021712119                        12.53%
TRUSTMAN
SUNTRUST BANKS
P O BOX 105870
ATLANTA  GA  303485870                        5.98%
INVESTMENT GRADE BOND FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                          44.99%
NATIONWIDE INSURANCE COMPANY
TRUST
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                      26.36%
INVESTMENT GRADE BOND FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                          95.34%
INVESTMENT GRADE BOND FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
COLUMBUS  OH  43219                          67.84%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002             21.43%
TRUSTMAN
SUNTRUST BANKS
P O BOX 105870
ATLANTA  GA  303485870                       10.67%
INVESTMENT GRADE TAX-EXEMPT BD FD -
CLASS A

                                              PERCENT OF
NAME AND ADDRESS OF OWNER                     CLASS OWNED
--------------------------------------------  -----------
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              34.51%
CITIGROUP GLOBAL MARKETS INC.
333 WEST 34TH STREET, 7TH FLOOR
NEW YORK  NY  10001                              18.09%
MARION G NELSON
P O BOX 2531
PANAMA CITY  FL  324022531                        7.32%
PENCE & HEATON ELECTRICAL CONTRACTI
5715 TAFT ST
HOLLYWOOD  FL  330214528                          5.39%
INVESTMENT GRADE TAX-EXEMPT BD FD - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              93.25%
INVESTMENT GRADE TAX-EXEMPT BD FD - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                               84.85%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               9.60%
LARGE CAP QUANTITATIVE EQUITY FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              90.98%
LARGE CAP QUANTITATIVE EQUITY FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              99.24%
LARGE CAP QUANTITATIVE EQUITY FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
COLUMBUS  OH  43219                              99.60%
LARGE CAP RELATIVE VALUE FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              71.66%

                                              PERCENT OF
NAME AND ADDRESS OF OWNER                     CLASS OWNED
--------------------------------------------  -----------
NATIONWIDE INSURANCE COMPANY
TRUST
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                         12.74%
LARGE CAP RELATIVE VALUE FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                             96.73%
LARGE CAP RELATIVE VALUE FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
COLUMBUS  OH  43219                             85.78%
TRUSTMAN
SUNTRUST BANKS
P O BOX 105870
ATLANTA  GA  303485870                           9.80%
LARGE CAP VALUE EQUITY FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                             51.86%
NATIONWIDE INSURANCE COMPANY
TRUST
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                          9.30%
LARGE CAP VALUE EQUITY FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                             89.26%
LARGE CAP VALUE EQUITY FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                              73.13%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                13.90%
TRUSTMAN
SUNTRUST BANKS
P O BOX 105870
ATLANTA  GA  303485870                          12.96%
LIFE VISION AGGRESSIVE GROWTH FUND - CLASS A

                                              PERCENT OF
NAME AND ADDRESS OF OWNER                     CLASS OWNED
--------------------------------------------  -----------
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              99.89%
LIFE VISION AGGRESSIVE GROWTH FUND - CLASS B
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              94.36%
LIFE VISION AGGRESSIVE GROWTH FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              96.55%
LIFE VISION AGGRESSIVE GROWTH FUND - CLASS I
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                 91.53%
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
COLUMBUS  OH  43219                               8.16%
LIFE VISION CONSERVATIVE FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                             100.00%
LIFE VISION CONSERVATIVE FUND - CLASS B
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              93.56%
LIFE VISION CONSERVATIVE FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                             100.00%
LIFE VISION CONSERVATIVE FUND - CLASS I
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                 88.02%
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                               11.82%
LIFE VISION GROWTH AND INCOME - CLASS C

                                              PERCENT OF
NAME AND ADDRESS OF OWNER                     CLASS OWNED
--------------------------------------------  -----------
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              99.79%
LIFE VISION GROWTH AND INCOME FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              97.53%
LIFE VISION GROWTH AND INCOME FUND - CLASS B
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              96.58%
LIFE VISION GROWTH AND INCOME FUND - CLASS I
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                 95.88%
LIFE VISION MODERATE GROWTH FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              98.42%
LIFE VISION MODERATE GROWTH FUND - CLASS B
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              96.80%
LIFE VISION MODERATE GROWTH FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              99.34%
LIFE VISION MODERATE GROWTH FUND - CLASS I
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                 86.35%
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                               12.27%
LIFE VISION TARGET DATE 2015 - CLASS A
BISYS FUND SERVICES OHIO INC
3435 STELZER RD
COLUMBUS  OH  43219                             100.00%
LIFE VISION TARGET DATE 2015 - CLASS C

                                              PERCENT OF
NAME AND ADDRESS OF OWNER                     CLASS OWNED
--------------------------------------------  -----------
BISYS FUND SERVICES OHIO INC
3435 STELZER RD
COLUMBUS  OH  43219                             100.00%
LIFE VISION TARGET DATE 2015 - CLASS I
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                100.00%
LIFE VISION TARGET DATE 2025 - CLASS A
BISYS FUND SERVICES OHIO INC
3435 STELZER RD
COLUMBUS  OH  43219                             100.00%
LIFE VISION TARGET DATE 2025 - CLASS C
BISYS FUND SERVICES OHIO INC
3435 STELZER RD
COLUMBUS  OH  43219                             100.00%
LIFE VISION TARGET DATE 2025 - CLASS I
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                100.00%
LIFE VISION TARGET DATE 2035 - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              97.31%
LIFE VISION TARGET DATE 2035 - CLASS C
BISYS FUND SERVICES OHIO INC
3435 STELZER RD
COLUMBUS  OH  43219                             100.00%
LIFE VISION TARGET DATE 2035 - CLASS I
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                100.00%
LIMITED DURATION FUND - CLASS I
SEIX INVESTMENT ADVISORS AS MANAGER
PACIFIC AND ELECTRIC COMPANY
10 MOUNTAINVIEW RD STE C200
C/O SEIX INVESTMENT ADVISORS
SADDLE RIVER  NJ  074581937                      17.24%
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
OAKS  PA  43219                                  14.35%
SEIX INVESTMENT ADVISORS AS MANAGER FOR
INDIANA PUBLIC EMPLOYEES RETIREMENT FUND
300 TICE BLVD
ATTN PETER BOURKE
WOODCLIFF LAKE  NJ  076770000                    13.82%

                                              PERCENT OF
NAME AND ADDRESS OF OWNER                     CLASS OWNED
--------------------------------------------  -----------
UNION BANK OF CALIFORNIA
530 B STREET
SUITE 203
SAN DIEGO  CA  92101                              7.77%
SEIX INVESTMENT ADVISORS AS MANAGER FOR
AEP RETIREE UNION MEDICAL VEBA
300 TICE BLVD
ATTN PETER BOURKE
WOODCLIFF LK  NJ  076778406                       7.70%
SEIX ADVISORS AS MANAGER
OHIO TUITION TRUST AUTHORITY
10 MOUNTAINVIEW RD STE C200
SADDLE RIVER  NJ  074581937                       6.20%
SEIX INVESTMENT ADVISORS AS MANAGER FOR
AEP RETIREE LIFE INSURANCE VEBA
300 TICE BLVD
ATTN PETER BOURKE
WOODCLIFF LK  NJ  076778406                       6.03%
LIMITED TERM FEDERAL MORTGAGE SEC - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              77.05%
NATIONWIDE INSURANCE COMPANY
TRUST
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                          17.25%
LIMITED TERM FEDERAL MORTGAGE SEC - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              97.82%
LIMITED TERM FEDERAL MORTGAGE SEC - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
COLUMBUS  OH  43219                              97.76%
MARYLAND MUNICIPAL BOND FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                             100.00%
MARYLAND MUNICIPAL BOND FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              98.29%
MARYLAND MUNICIPAL BOND FUND - CLASS I

                                              PERCENT OF
NAME AND ADDRESS OF OWNER                     CLASS OWNED
--------------------------------------------  -----------
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                              100.00%
MID-CAP EQUITY FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              64.28%
NATIONWIDE INSURANCE COMPANY
TRUST
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                          14.90%
MID-CAP EQUITY FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              95.52%
MID-CAP EQUITY FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
OAKS  PA  43219                                  82.27%
TRUSTMAN
SUNTRUST BANKS
P O BOX 105870
ATLANTA  GA  303485870                           14.14%
MID-CAP VALUE EQUITY FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              93.27%
MID-CAP VALUE EQUITY FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                              97.48%
MID-CAP VALUE EQUITY FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
OAKS  PA  43219                                  99.09%
NORTH CAROLINA TAX EXEMPT BOND FD - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                             100.00%
NORTH CAROLINA TAX EXEMPT BOND FD - CLASS C

                                                PERCENT OF
NAME AND ADDRESS OF OWNER                       CLASS OWNED
----------------------------------------------  -----------
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               100.00%
NORTH CAROLINA TAX-EXEMPT BOND FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                                100.00%
PRIME QUALITY MONEY MARKET FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY ST
4TH FLOOR, MUTUAL FUNDS
NEW YORK  NY  10281                                99.18%
PRIME QUALITY MONEY MARKET FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                97.60%
PRIME QUALITY MONEY MARKET FUND - CLASS I
SUNTRUST BANK
MAIL CENTER 3133
P O BOX 105504
ATTN SUSAN GRIDER
ATLANTA  GA  303485504                             88.56%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                    7.68%
QUALITY GROWTH STOCK FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                78.17%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                 8.51%
FRONT   CO
C O FSG BANK
817 BROAD STREET
CHATTANOOGA  TN  37402                              6.80%
PERSHING LLC
1 PERSHING PLAZA
14TH FLOOR
JERSEY CITY  NJ  07399                              6.52%
QUALITY GROWTH STOCK FUND - CLASS C

                                                PERCENT OF
NAME AND ADDRESS OF OWNER                       CLASS OWNED
----------------------------------------------  -----------
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               95.49%
QUALITY GROWTH STOCK FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                                98.80%
SEIX FLOATING RATE HIGH INCOME FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               59.16%
STIFEL, NICOLAUS & COMPANY, INCORPORATED
501 NORTH BROADWAY
ST LOUIS  MO  63102                               40.29%
SEIX FLOATING RATE HIGH INCOME FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
OAKS  PA  30348                                   23.01%
SEIX ADVISORS AS MANAGER
FOR MISSOURI PSRS
10 MOUNTAINVIEW ROAD SUITE C-200
UPPER SADDLE RIVER  NJ  07458                     19.24%
SEIX ADVISORS AS MANAGER
FOR WYOMING RETIREMENT SYSTEM
10 MOUNTAINVIEW ROAD
UPPER SADDLE RIVER  NJ  07458                     13.90%
SEIX AS MANAGER FOR JIB-DSP
DEFERRED SALARY PLAN
10 MOUNTAINVIEW ROAD SUITE C-200
ATTN MICHELLE GALLO
UPPER SADDLE RIVER  NJ  07458                     13.22%
SEIX ADVISORS AS MANAGER FOR
INTERNATIONAL FELLOWSHIP FOUNDATION
10 MOUNTAINVIEW RD STE C200
C/O ELLEN WESH-SEIX ADVISORS
UPPER SADDLE RIVER  NJ  07458                      6.89%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                6.62%
SEIX HIGH YIELD FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               93.03%
SEIX HIGH YIELD FUND - CLASS C

                                                PERCENT OF
NAME AND ADDRESS OF OWNER                       CLASS OWNED
----------------------------------------------  -----------
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               99.24%
SEIX HIGH YIELD FUND - CLASS I
MAC & CO A/C QSTF4440052
MUTUAL FUND OPS - TC
PO BOX 3198
PO BOX 3198
PITTSBURGH  PA  152303198                          7.75%
MELLON TRUST OF NEW ENGLAND NA TTEE
135 SANTILLI HWY
EVERETT  MA  021490000                             7.41%
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
OAKS  PA  43219                                    6.32%
STATE STREET BANK AND TRUST AS TRUSTEE
INVENSYS MASTER RETIREMENT TRUST
33 COMMERCIAL ST MAIL STOP B52-SI
ATTN LYNN CORDARO
FOXBORO  MA  020350000                             5.89%
SHORT-TERM BOND FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               73.41%
NATIONWIDE INSURANCE COMPANY
TRUST
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                           22.00%
SHORT-TERM BOND FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               97.64%
SHORT-TERM BOND FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                                90.29%
TRUSTMAN
SUNTRUST BANKS
P O BOX 105870
ATLANTA  GA  303485870                             7.34%
SHORT-TERM U.S. TREASURY SEC FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               56.88%

                                                PERCENT OF
NAME AND ADDRESS OF OWNER                       CLASS OWNED
----------------------------------------------  -----------
NATIONWIDE INSURANCE COMPANY
TRUST
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                           32.04%
SHORT-TERM U.S. TREASURY SEC FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               97.05%
SHORT-TERM U.S. TREASURY SEC FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                                68.02%
CENCO
AMG 7TH FLOOR
PO BOX 10566
BIRMINGHAM  AL  352960566                         23.18%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                   8.80%
SMALL CAP GROWTH STOCK FUND - CLASS A
DAVENPORT & COMPANY LLC
901 E CARY ST
RICHMOND  VA  23219                               35.77%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               26.31%
NATIONWIDE INSURANCE COMPANY
TRUST
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                            8.36%
SMALL CAP GROWTH STOCK FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               81.49%
SMALL CAP GROWTH STOCK FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
OAKS  PA  43219                                   32.74%
WELLS FARGO BANK NA TRUSTEE
VARIOUS FASCORP RECORD KEPT PLANS
C/O FASCORE LLC 8515 E ORCHARD RD 2T2
C/O FASCORP RECORDKEEPER
GREENWOOD VLG  CO  801115002                      13.17%

                                                PERCENT OF
NAME AND ADDRESS OF OWNER                       CLASS OWNED
----------------------------------------------  -----------

TRUSTMAN
SUNTRUST BANKS
P O BOX 105870
ATLANTA  GA  303485870                             8.81%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                8.74%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                   6.85%
SMALL CAP QUANTITATIVE EQUITY FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               96.85%
SMALL CAP QUANTITATIVE EQUITY FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               85.62%
BISYS FUND SERVICES OHIO INC
3435 STELZER RD
COLUMBUS  OH  43219                               14.38%
SMALL CAP QUANTITATIVE EQUITY FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                               100.00%
SMALL CAP VALUE EQUITY FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               85.51%
WILMINGTON TRUST COMPANY TTEE FBO
P T  REBAR 401 K  PLAN
P O BOX 8971
C O MUTUAL FUNDS
WILMINGTON  DE  198998971                          6.76%
SMALL CAP VALUE EQUITY FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               93.57%
SMALL CAP VALUE EQUITY FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
OAKS  PA  43219                                   57.20%

                                                PERCENT OF
NAME AND ADDRESS OF OWNER                       CLASS OWNED
----------------------------------------------  -----------
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                   20.61%
JPMORGAN CHASE BANK AS TRUSTEE
LANSING MATCHED EMPLOYEES AND
PO BOX 419784
C/O JPMORGAN RPS MGMT RPTG TEAM
KANSAS CITY  MO  64141                              6.02%
STRATEGIC INCOME FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                93.24%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                 6.38%
STRATEGIC INCOME FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                96.87%
STRATEGIC INCOME FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
COLUMBUS  OH  43219                                99.88%
TAX EXEMPT MONEY MARKET FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY ST
4TH FLOOR, MUTUAL FUNDS
NEW YORK  NY  10281                                99.64%
TAX EXEMPT MONEY MARKET FUND - CLASS I
SUNTRUST BANK
MAIL CENTER 3133
P O BOX 105504
ATTN SUSAN GRIDER
ATLANTA  GA  303485504                             99.65%
TOTAL RETURN BOND FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
COLUMBUS  OH  43219                               100.00%
U.S. GOVERNMENT SECURITIES FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                79.78%

                                                PERCENT OF
NAME AND ADDRESS OF OWNER                       CLASS OWNED
----------------------------------------------  -----------
MID FLORIDA MULTIPLE LISTING
SERVICE
PO BOX 609400
ORLANDO  FL  328609400                              5.97%
U.S. GOVERNMENT SECURITIES FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                95.97%
U.S. GOVERNMENT SECURITIES FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                                 92.47%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS
C/O FASCORE RECORDKEEPER
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE  CO  801115002                    7.49%
U.S. GOVT SECURITIES MONEY MARKET FD-A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY ST
4TH FLOOR, MUTUAL FUNDS
NEW YORK  NY  10281                                94.08%
U.S. GOVT SECURITIES MONEY MARKET FD-I
SUNTRUST BANK
MAIL CENTER 3133
PO BOX 105504
ATTN SUSAN GRIDER
ATLANTA  GA  303485504                             97.56%
ULTRA-SHORT BOND FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                                 97.78%
US GOVT SECURITIES ULTRA SHORT BOND FD-I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                                 91.45%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                 8.46%
US TREASURY MONEY MARKET FUND - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY ST
4TH FLOOR, MUTUAL FUNDS
NEW YORK  NY  10281                               100.00%
US TREASURY MONEY MARKET FUND - CLASS I

                                                PERCENT OF
NAME AND ADDRESS OF OWNER                       CLASS OWNED
----------------------------------------------  -----------
SUNTRUST BANK
MAIL CENTER 3133
P O BOX 105504
ATTN SUSAN GRIDER
ATLANTA  GA  303485504                             99.49%
VIRGINIA INTERMEDIATE MUNICIPAL BOND-A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                80.13%
PERSHING LLC
1 PERSHING PLAZA
14TH FLOOR
JERSEY CITY  NJ  07399                              7.72%
VIRGINIA INTERMEDIATE MUNICIPAL BOND-C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                               100.00%
VIRGINIA INTERMEDIATE MUNICIPAL BOND-I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                                 99.80%
VIRGINIA MUNICIPAL BOND FUND - CLASS C
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER
NEW YORK  NY  10281                                97.06%
VIRGINIA MUNICIPAL BOND FUND - CLASS I
SUNTRUST BANKS
P O BOX 105870  CENTER 3144
ATLANTA  GA  30348                                100.00%
VIRGINIA TAX FREE MONEY MARKET - CLASS A
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY ST
4TH FLOOR, MUTUAL FUNDS
NEW YORK  NY  10281                               100.00%
VIRGINIA TAX FREE MONEY MARKET - CLASS I
SUNTRUST BANK
MAIL CENTER 3133
P O BOX 105504
ATTN SUSAN GRIDER
ATLANTA  GA  303485504                             86.19%
STI CLASSIC VA TAX FREE
SUNTRUST CAPITAL MKTS
25TH FL MC 3906
ATTN JULIA HUGENOT
ATLANTA  GA  303083201                             13.81%

                              FINANCIAL STATEMENTS

The financial statements for the Trust's fiscal year ended March 31, 2006, including notes thereto and the reports of PricewaterhouseCoopers L.L.P. thereon, are incorporated into this Statement of Additional Information by reference from the 2006 Annual Report to Shareholders. Copies of the 2006 Annual Report will be provided without charge to each person receiving this Statement of Additional Information.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard & Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor Services, Inc. ("Moody's") have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

              -  Leading market positions in well-established industries.

              -  High rates of return on funds employed.

              - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

              - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

              - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

              - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

              - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P
---

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's
-------

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch
-----

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

[TRUSCO CAPITAL MANAGEMENT GRAPHIC]

       TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUNDS
                                  SHAREHOLDERS


Dear Shareholders:


Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Funds.

The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most established proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its comprehensive research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related

SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.

Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds' Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                  TRUSCO CAPITAL MANAGEMENT, INC. PROXY POLICY


Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.

After an extensive review of established service providers including size, experience and technical capabilities, Trusco contracted with Institutional Shareholder Services ("ISS") as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm's proxy voting processes/procedures, which include, but are not limited to:

     1. The collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's managed fund clients.

     2. The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

     3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's fund clients.

As reflected in Trusco's proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, this information will be communicated to ISS as Trusco's agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS' capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.


               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of ISS, an independent third party agent, to assist with facilitating the administrative, clerical, functional and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.

Trusco provides and maintains the following standard proxy voting policies:

     o Trusco U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)
     o  Trusco Taft Hartley Proxy Policy
     o  Trusco Global/International Proxy Policy

These policies are available as described below. Both brief and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy.

The Committee's process includes a review and evaluation of relevant, information related to the issuer's proxy, applying the firm's proxy voting policy in a prudent and appropriate manner ensuring votes are cast in the best interest of our clients.

                              Exceptions to Policy

The Trusco Proxy Policies and guidelines as outlined herein generally will not be applied where Trusco has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's proxy voting policies and procedures.


                              Conflicts of Interest

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:

     1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

     2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

     3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

     4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

     5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

     1. Retain an independent fiduciary to vote the shares.

     2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.


                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. A typical security lending program such as the "STI Classic Securities Lending Program" is where the clients or funds lend equities and/or fixed-income assets from their accounts or portfolio to various approved-broker-dealers against cash collateral (102% of loan value) and earn incremental income by: 1.) extracting intrinsic value from each loan; and, 2.) generating investment income through reinvestment activities involving cash collateral. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of recalling the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

Under the current STI Classic Securities Lending Program, Trusco is required to notify the Custodian to recall securities on loan 10 business days prior to the record date if Trusco wishes to vote proxy on the securities so as to ensure that they are in Custodian's possession by the voting deadline.



                             ADDITIONAL INFORMATION

Trusco clients:
--------------
Extended summaries of Trusco Capital Management, Inc.'s U.S. Domestic Proxy Policy (includes ERISA related accounts,) Taft Hartley Proxy Policy, and Global/International Proxy Policy and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@truscocapital.com.

STI Classic Funds and STI Classic Variable Trust shareholders:
-------------------------------------------------------------
Shareholders of the STI Classic Funds or the STI Classic Variable Trust may access this information by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com.

          2006 TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS
Vote FOR approval of financial statements and director and auditor reports, unless:
     o there are concerns about the accounts presented or audit procedures used; or
     o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
     o there are serious concerns about the accounts presented or the audit procedures used;
     o  the auditors are being changed without explanation; or
     o non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS
Vote FOR the appointment or reelection of statutory auditors, unless:
     o there are serious concerns about the statutory reports presented or the audit procedures used;
     o questions exist concerning any of the statutory auditors being appointed; or
     o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME
Vote FOR approval of the allocation of income, unless:
     o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
     o  the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION
Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS
Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS
Vote FOR management nominees in the election of directors, unless:
     o  Adequate disclosure has not been provided in a timely manner;
     o  There are clear concerns over questionable finances or restatements;
     o  There have been questionable transactions with conflicts of interest;
     o  There are any records of abuses against minority shareholder interests;
        and
     o  The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Vote AGAINST labor representatives if the sit on either the audit or compensation committee, as they are not required to be on those committees.

DIRECTOR COMPENSATION
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

DISCHARGE OF BOARD AND MANAGEMENT
Vote FOR discharge of the board and management, unless:
     o there are serious questions about actions of the board or management for the year in question; or
     o  legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE
Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS
GENERAL ISSUANCES:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
     o the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or
     o the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

CAPITAL STRUCTURES
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS
Vote FOR share repurchase plans, unless:
     o  clear evidence of past abuse of the authority is available; or
     o  the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS
Vote mergers and acquisitions on a CASE-BY-CASE basis.

MANDATORY TAKEOVER BID WAIVERS
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS
Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS
Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS
Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS

                                 AUGUST 1, 2006

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Classic Institutional Money Market Funds of the STI Classic Funds (the "Trust"), as may be supplemented from time to time. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
         CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND
       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

This SAI is incorporated by reference into, and should be read in conjunction with, the Funds' prospectuses dated August 1, 2006. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained by writing to the Trust or calling toll-free 1-888-STI-FUND.

                                TABLE OF CONTENTS

THE TRUST .....................................................................    3
DESCRIPTION OF PERMITTED INVESTMENTS ...........................................   3
INVESTMENT LIMITATIONS ........................................................   25
THE ADVISER ...................................................................   26
THE ADMINISTRATOR .............................................................   28
THE PORTFOLIO MANAGERS ........................................................   29
THE DISTRIBUTOR ...............................................................   32
THE TRANSFER AGENT ............................................................   33
THE CUSTODIAN .................................................................   33
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................................   33
LEGAL COUNSEL .................................................................   33
TRUSTEES AND OFFICERS OF THE TRUST ............................................   33
PURCHASING AND REDEEMING SHARES ...............................................   37
DETERMINATION OF NET ASSET VALUE ..............................................   38
TAXES .........................................................................   39
FUND TRANSACTIONS .............................................................   41
PORTFOLIO HOLDINGS ............................................................   44
DESCRIPTION OF SHARES .........................................................   46
VOTING RIGHTS .................................................................   46
SHAREHOLDER LIABILITY .........................................................   46
LIMITATION OF TRUSTEES' LIABILITY .............................................   46
CODES OF ETHICS ...............................................................   47
PROXY VOTING ..................................................................   47
5% AND 25% SHAREHOLDERS .......................................................   47
FINANCIAL STATEMENTS ..........................................................   47
APPENDIX A - DESCRIPTION OF RATINGS ...........................................  A-1
APPENDIX B - PROXY VOTING SUMMARIES ...........................................  B-1

                                    THE TRUST

Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. This SAI relates to shares of the Classic Institutional U.S. Treasury Securities Money Market Fund, which are offered through two separate classes (Corporate Trust Shares and Institutional Shares), and shares of the Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund and Classic Institutional U.S. Government Securities Money Market Fund, which are offered through a single class (Institutional Shares). Each Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

                      DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund's respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. The following are descriptions of the permitted investments and investment practices discussed in the Funds' prospectuses under the "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations. Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund's industry concentration levels.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

ACQUISITIONAL/EQUIPMENT LINES (DELAYED-DRAW TERM LOANS). Acquisitional/equipment lines (delayed-draw term loans) are credits that may be drawn down for a given period to purchase specified assets or equipment of to make acquisitions. The issuer pays a fee during the commitment period (a ticking fee). The lines are then repaid over a specified period (the term-out period). Repaid amounts may not be re-borrowed. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.

BORROWING. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CORPORATE ISSUES. Corporate issues refer to debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.

EQUIPMENT TRUST CERTIFICATES ("ETCS"). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund will segregate or earmark liquid assets with the Fund's custodian that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option.

A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of a Fund's investments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 10% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in the Funds.

INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations, which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MEDIUM-TERM NOTES. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by U.S. government agencies and government-sponsored entities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and MHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multiclass mortgage-backed securities, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full. An important feature of MBS is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and Municipal Lease Obligations. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.

Municipal bonds generally must be rated investment grade by at least one national securities rating agency or, if not rated, must be deemed by the Adviser to essentially have characteristics similar to those of bonds having the above rating. Bonds downgraded to below investment grade may continue to be held at the discretion of the Fund's Adviser. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Funds can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments, which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

      - BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

      - CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

      - TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Funds will not purchase obligations issued by the Adviser or its affiliates.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of BISYS Group, Inc., the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the BISYS Group, Inc.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a passthrough vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or longterm loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies, which service the real estate business sector may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for taxfree pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

REVERSE REPURCHASE AGREEMENTS. A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller's cost plus interest). Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.

REVOLVING CREDIT FACILITIES ("REVOLVERS"). Revolvers are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the Revolver and usually provides for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.

A Fund may invest in Revolvers with credit quality comparable to that of issuers of its other investments. Revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Each Fund currently intends to treat Revolvers for which there is no readily available market as illiquid for purposes of that Fund's limitation on illiquid investments.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, subadviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a matter comes up for a vote which would have a material effect on a Fund or its investment, the Fund must attempt to terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index ("SAMI") is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.

The Select Aggregate Market Index ("SAMI") is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

TRUST PREFERRED SECURITIES. Trust preferred securities are convertible preferred shares issued by a Trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the Trust. The coupon from the issuer to the Trust exactly mirrors the preferred dividend paid by the Trust. Upon conversion by the investors, the Trust in turn converts the convertible debentures and passes through the shares to the investors.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can issue debt both as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.

      - U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

      - RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

      - TREASURY INFLATION PROTECTED NOTES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

      - ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

      - U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See "Mortgage-Backed Securities."

      - U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT SECURITIES. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase.

When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

In addition to the 80% investment policy of the Classic Institutional Municipal Cash Reserve Money Market Fund, the following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

      1. With respect to 75% of each Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

      2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

      3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

      4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

      5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. This limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

      6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

      7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

      8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies;
      (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees:

      1. With respect to each Fund, except the Classic Institutional Municipal Cash Reserve Money Market Fund, any change to a Fund's investment policy of investing at least 80% of such Fund's net assets in securities of companies in a specific market sector is subject to 60 days prior notice to shareholders.

      2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its net assets would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                   THE ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2006, the Adviser had discretionary management authority with respect to approximately $71 billion of assets under management.

ADVISORY AGREEMENTS WITH THE TRUST. The Adviser serves as investment adviser for each Fund under the terms of investment advisory agreements with the Trust (each, an "Advisory Agreement" and, together, the "Advisory Agreements"). Under the terms of each Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board. The continuance of each Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceed limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets:

FUND                                                                                                   FEES
---                                                                                                   ------
Classic Institutional Cash Management Money Market Fund                                               0.12%
Classic Institutional Municipal Cash Reserve Money Market Fund                                        0.15%
Classic Institutional U.S. Government Securities Money Market Fund                                    0.15%
Classic Institutional U.S. Treasury Securities Money Market Fund                                      0.14%

The above fees are also subject to the following breakpoint discounts:

      Money Market Funds:

      First $1.0 billion = full fee
      Next $1.5 billion = 5% discount from full fee
      Next $2.5 billion = 10% discount from full fee
      Over $5.0 billion = 20% discount from full fee

As discussed in the prospectuses, the Adviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to the Funds, in order to limit Fund expenses.

For the fiscal period ended March 31, 2006, the period from June 1, 2004 through March 31, 2005, and for the fiscal periods ended May 31, 2004 and 2003, the Trust paid the following advisory fees:

                                                        FEES PAID ($)                                  FEES WAIVED ($)
                                       ---------------------------------------------   ---------------------------------------------
                                                    6/1/04-                                         6/1/04 -
FUND*                                    2006       3/31/05      2004        2003         2006      3/31/05      2004        2003
-----                                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Classic Institutional Cash
Management Money Market Fund           4,413,000   4,372,000   5,543,000   5,493,000     626,000   1,483,000     740,000     857,000
Classic Institutional
Municipal Cash Reserve Money
Market Fund                               82,000          **          **          **       7,000          **          **          **
Classic Institutional U.S.
Government Securities Money
Market Fund                            1,520,000   1,492,000   1,967,000   2,008,000       3,000      73,000      84,000      92,000
Classic Institutional U.S.
Treasury Securities Money
Market Fund                            4,426,000   3,487,000   3,982,000   3,745,000       8,000     185,000     274,000     282,000

* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

** Not in operation during the period.

                                THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), serves as administrator of the Trust and is an affiliate of BISYS Fund Services, Limited Partnership, the Trust's distributor. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust, STI Classic Variable Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds' activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002; fund accounting services, transfer agency services and shareholder services.

The Master Services Agreement shall remain in effect for a period of five years until July 31, 2009, and shall continue in effect for successive one year periods subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES TO BE PAID TO THE ADMINISTRATOR. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting, transfer agency and shareholder services (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Variable Trust) of 2.75 basis points (0.0275%) on the first $25 billion, 2.25 basis points (0.0225%) on the next $5 billion, and 1.75 basis points (0.0175%) on the amounts over $30 billion, plus an additional class fee of $2,593 per class annually, applicable to each additional class of shares over 145 classes of shares. The Administrator may waive a portion of its fee.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust and STI Classic Variable Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the Trust and the STI Classic Variable Trust relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

Prior to July 26, 2004, the Funds, except the Seix Funds, were subject to an administration agreement (the "Administration Agreement") between the Funds and SEI Investments Global Funds Services ("SEI"). Under the Administration Agreement, SEI was entitled to an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Variable Trust) of 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

Prior to October 11, 2004, the Predecessor Funds were subject to a separate administration agreement (the "Predecessor Administration Agreement") between the Predecessor Funds and Investors Bank & Trust Company ("IBT"). Under the Predecessor Administration Agreement, IBT was entitled to a fee, at an annual rate of 0.07% of net assets, but with a minimum annual payment of $100,000 for the four Predecessor Funds together, and reimbursement of out-of-pocket expenses.

For the fiscal year ended March 31, 2006 and the fiscal period from July 26, 2004 through March 31, 2005, the Funds paid the following administrative fees to the Administrator:

                                                  FEES PAID ($)   FEES WAIVED ($)   FEES PAID ($)    FEES WAIVED ($)
FUND*                                                 2006             2006        7/26/04-3/31/05   7/26/04-3/31/05
-----                                             -------------   ---------------  ---------------   ---------------
Classic Institutional Cash
Management Money Market Fund                         786,000           15,000          487,000                0
Classic Institutional Municipal
Cash Reserve Money Market Fund                        14,000           14,000               **               **
Classic Institutional U.S. Government
Securities Money Market Fund                         241,000            3,000          166,000                0
Classic Institutional U.S. Treasury
Securities Money Market Fund                         721,000           16,000          397,000                0

* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

** Not in operation during the period.

For the periods June 1, 2004 through July 25, 2004 and from commencement of operations to the fiscal periods ended May 31, 2004 and 2003, the Funds paid the following administrative fees to SEI:

                                             FEES PAID ($)                          FEES WAIVED ($)
                                -----------------------------------    -----------------------------------
                                 6/1/04-                                6/1/04-
FUND*                            7/25/04       2004         2003        7/25/04       2004         2003
----                            ---------    ---------    ---------    ---------    ---------    ---------
Classic Institutional Cash
Management Money Market Fund      267,000    1,899,000    1,860,000       78,000      321,000      328,000
Classic Institutional
Municipal Cash Reserve Money
Market Fund                            **           **           **           **           **           **
Classic Institutional U.S.
Government Securities Money
Market Fund                        92,000      674,000      546,000       27,000      170,000      177,000
Classic Institutional U.S.
Treasury Securities Money
Market Fund                       189,000    1,364,000    1,064,000       55,000      329,000      324,000

* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

** Not in operation during the period.

                             THE PORTFOLIO MANAGERS

Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Funds ("portfolio managers"). All information is as of March 31, 2005.

MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

                                                                                                        OTHER ACCOUNTS WITH
                                                   NUMBER OF OTHER ACCOUNTS MANAGED/                     PERFORMANCE-BASED
                                                     TOTAL ASSETS IN ACCOUNTS ($)                               FEES
                                        ------------------------------------------------------       -------------------------
          NAME OF PORTFOLIO             REGISTERED           OTHER POOLED                             NUMBER
           MANAGER/NAME OF              INVESTMENT            INVESTMENT           OTHER                &              TOTAL
               FUND(S)                  COMPANIES              VEHICLES           ACCOUNTS           CATEGORY        ASSETS($)
-------------------------------------   ----------         ----------------   ----------------       --------        ---------
ROBERT S. BOWMAN, CFA
    -      Classic Institutional Cash
           Management Money Market
           Fund
    -      Classic Institutional
           Municipal Cash Reserve
           Money Market Fund
    -      Classic Institutional U.S.
           Government Securities
           Money Market Fund               None             1/$570 million     5/$150 million          None            None
GREGORY E. HALLMAN
    -      Classic Institutional
           U.S. Treasury Securities
           Money Market Fund               None            2/$540.0 million         None               None            None
KIMBERLY C.  MAICHLE, CFA
    -      Classic Institutional U.S.
           Treasury Securities Money
           Market Fund                     None             3/$758 million    14/$357 million          None            None
E. DEAN SPEER, CFA, CPA
    -      Classic Institutional U.S.
           Treasury Securities Money
           Market Fund                     None                  None         2/$404.8 million         None            None

POTENTIAL CONFLICTS OF INTEREST. A portfolio manager's dual management of both a Fund and the other accounts appearing in the table above may give rise to potential conflicts of interest. If a Fund and the other accounts have identical investment objectives, it is possible the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or an account if one account is favored over another in allocating the securities purchased or sold. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all funds and accounts it manages are allocated in a manner the Adviser believes is fair and equitable.

PORTFOLIO MANAGER COMPENSATION STRUCTURE.

Portfolio managers earn competitive salaries from the Adviser. In addition, portfolio managers are eligible to receive bonuses based on the performance of the specific Funds they manage and not on the performance of all Funds of the Trust or of other accounts they manage. Investment results are the basis for determining if such bonuses are paid. Investment results are determined by comparing the relevant Fund's pre-tax total returns to that same Fund's benchmarks and peer groups over multi-year periods, as applicable. Where a portfolio manager manages multiple Funds, each Fund is weighted based on the following criteria: each Fund's market value, its relative strategic importance to the Adviser and its clients, as well as its potential asset growth.

All full-time employees of the Adviser, including the Funds' portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependant upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:

      - 401 Excess Plan - This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Adviser, were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

      - ERISA Excess Retirement Plan - This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

      - Voluntary Functional Incentive Plan Deferral - This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntary defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Adviser's annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.

      - Stock Option Awards - Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual's senior executive for the business.

      - Restricted Stock Awards - Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust are eligible for restricted stock awards. The awards often vest based on the recipient's continued employment with the Adviser, but these awards may also carry additional vesting requirements, including performance conditions.

The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance and other factors.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. The table below shows the range of equity securities beneficially owned by the portfolio manager in the Fund or Funds managed by the portfolio manager.

                                                                                                              RANGE OF
NAME OF PORTFOLIO MANAGER                                   NAME OF FUND(S) MANAGED                       SECURITIES OWNED
-------------------------                  --------------------------------------------------------       ----------------
Robert S. Bowman, CFA                      Classic Institutional Cash Management Money Market Fund              None
                                           Classic Institutional Municipal Cash Reserve Money
                                           Market Fund                                                          None
                                           Classic Institutional U.S. Government Securities Money
                                           Market Fund                                                          None
Gregory E. Hallman                         Classic Institutional U.S. Treasury Securities Money
                                           Market Fund                                                          None
Kimberly C. Maichle, CFA                   Classic Institutional U.S. Treasury Securities Money
                                           Market Fund                                                          None
E. Dean Speer, CFA, CPA                    Classic Institutional U.S. Treasury Securities Money
                                           Market Fund                                                          None

                                 THE DISTRIBUTOR

The Trust and BISYS Fund Services, Limited Partnership (the "Distributor") are parties to a distribution agreement dated November 18, 2005 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of BISYS Fund Services Ohio, Inc., which serves as the Trust's administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor receives compensation for shareholder services provided to Corporate Trust Shares of the Funds pursuant to a shareholder service plan and agreement as described below.

After an initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust, the Distributor, or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days written notice by either party.

SHAREHOLDER SERVICING PLANS. The Trust has adopted a shareholder service plan for the Classic Institutional U.S. Treasury Securities Money Market Fund's Corporate Trust Shares (the "Service Plan"). Until August 1, 2005, the Service Plan also applied to the Funds' Institutional Shares. Under the Service Plan, the Classic Institutional U.S. Treasury Securities Money Market Fund will pay SunTrust Bank ("SunTrust") a fee of up to 0.25% of the average daily net assets attributable to the Corporate Trust Shares. SunTrust may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

For the fiscal period ended March 31, 2006, the fiscal period from June 1, 2004 through March 31, 2005, and the fiscal years ended May 31, 2004 and 2003, the Classic Institutional U.S. Treasury Securities Money Market Fund paid the following amount pursuant to the Service Plan:

                                                        FEES - AMOUNT PAID ($)                      FEES - AMOUNT WAIVED ($)
                                       ------------------------------------------------------    -------------------------------
                                                        6/1/04-                                          6/1/04-
FUND*                                    2006           3/31/05          2004        2003        2006    3/31/05    2004    2003
-----                                    ----           -------          ----        ----        ----    -------    ----    ----
Classic Institutional U.S.
Treasury  Securities Money Market
Fund - Corporate Trust Shares          4,603,000       2,577,000       2,947,000    2,928,000      0        0         0       0

* Effective February 15, 2005, the Fund changed its fiscal year end from May 31 to March 31.

                               THE TRANSFER AGENT

BISYS Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 serves as the transfer agent and dividend paying agent to the Trust.

                                  THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the Funds. SunTrust Bank is paid on the basis of net assets and transaction costs of the Funds.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at 2 Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103-7042, serves as the Trust's independent registered public accounting firm.

                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.

                       TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships of each of the persons currently serving as Trustees of the Trust.

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                         POSITION                                                 THE STI FUND
                           HELD     TERM OF OFFICE                                   COMPLEX
 NAME, ADDRESS, DATE     WITH THE   AND LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY          OTHER DIRECTORSHIPS
      OF BIRTH             GROUP     TIME SERVED      DURING THE PAST 5 YEARS       TRUSTEES              HELD BY TRUSTEE
-----------------------  --------  ---------------  ---------------------------   -------------  -----------------------------------
INTERESTED TRUSTEES*:
Richard W. Courts, II    Trustee   Indefinite;      Chairman, Atlantic                  60       Genuine Parts Company; Piedmont
3435 Stelzer Road                  since November   Investment Company                           Medical Center; SunTrust Bank
Columbus, OH 43219                 2001
DOB 01/18/36
Clarence H. Ridley       Trustee   Indefinite;      Chairman, Haverty Furniture         60       Crawford & Co.
3435 Stelzer Road                  since November   Companites; Partner, King
Columbus, OH 43219                 2001             and Spaulding LLP (law firm)
DOB 06/03/42                                        (1977 to 2000)
INDEPENDENT TRUSTEES**:

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                         POSITION                                                 THE STI FUND
                           HELD     TERM OF OFFICE                                   COMPLEX
 NAME, ADDRESS, DATE     WITH THE   AND LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY          OTHER DIRECTORSHIPS
      OF BIRTH             GROUP     TIME SERVED      DURING THE PAST 5 YEARS       TRUSTEES              HELD BY TRUSTEE
-----------------------  --------  ---------------  ---------------------------   -------------  -----------------------------------
Thomas Gallagher         Trustee   Indefinite;      President, CEO, Genuine             60       Genuine Parts Company; Oxford
3435 Stelzer Road                  since May 2000   Parts Company                                Industries, Inc.
Columbus, OH 43219
DOB 11/25/47
F. Wendell Gooch         Trustee   Indefinite;      Retired                             60       SEI Family of Funds
3435 Stelzer Road                  since May 1992
Columbus, OH 43219
DOB 12/03/32
Sidney E. Harris         Trustee   Indefinite;      Professor (since 2004) and          60       ServiceMaster Company; Total System
3435 Stelzer Road                  since November   Dean (1997-2004), J. Mack                    Services, Inc.; Transamerica
Columbus, OH 43219                 2004             Robinson College of                          Investors, Inc. (13 mutual funds)
DOB 07/21/49                                        Business, Georgia State
                                                    University
Warren Y. Jobe           Trustee   Indefinite;      Retired.  EVP, Georgia Power        60       WellPoint, Inc.; UniSource Energy
3435 Stelzer Road                  since November   Company and SVP, Southern                    Corp.; HomeBanc Corp.
Columbus, OH 43219                 2004             Company (1998 - 2001)
DOB 11/12/40
Connie D. McDaniel       Trustee   Indefinite;      Vice President and                  60       None
3435 Stelzer Road                  since May 2005   Controller, The Coca-Cola
Columbus, OH 43219                                  Company
DOB 04/10/42
James O. Robbins         Trustee   Indefinite;      Retired.  President, CEO,           60       Cox Communications; Humana, Inc.
3435 Stelzer Road                  since May 2000   Cox Communications, Inc.
Columbus, OH 43219                                  (1985-2005)
DOB 07/04/42
Charles D. Winslow       Trustee   Indefinite;      Retired.  Formerly Partner,         60       None
3435 Stelzer Road                  since November   Accenture (consulting)
Columbus, OH 43219                 2004
DOB 07/13/35

* Mr. Courts may be deemed an Interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an Interested Trustee because of a material business relationship with a parent of the Adviser.

** Trustees who are not "interested persons" of the Trust as defined in the 1940
   Act.

BOARD COMMITTEES. The Board has established the following committees:

      - AUDIT COMMITTEE. The Board's Audit Committee is composed exclusively of Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms' opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Jobe and Winslow, and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met three times in the most recently completed fiscal year.

      - GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance and Nominating Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance and Nominating Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Nominating Committee. Messrs. Gallagher, Gooch, Harris, Jobe and Robbins currently serve as members of the Nominating Committee. The Governance and Nominating Committee meets periodically as necessary. The Governance and Nominating Committee met once during the most recently completed fiscal year.

      - VALUATION COMMITTEE. The Board has established the Trust's Valuation Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Valuation Committee operates under procedures approved by the Board. The principal responsibility of the Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available. The Valuation Committee's determinations are reviewed by the Board. The Valuation Committee meets periodically, as necessary, and met nine times in the most recent fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The "Family of Investment Companies" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                                                                                                        AGGREGATE DOLLAR RANGE
                                                                                                           OF SHARES IN ALL
                                                                                                         INVESTMENT COMPANIES
                                                                                                        OVERSEEN BY TRUSTEE IN
                                                                                                         FAMILY OF INVESTMENT
  TRUSTEE/OFFICER                                 DOLLAR RANGE OF FUND SHARES                                  COMPANIES
  ---------------                                 ---------------------------                           -----------------------
INTERESTED TRUSTEES
Richard W. Courts, II                                         None                                         $50,001-$100,000
Clarence H. Ridley                                            None                                           Over $100,000
INDEPENDENT TRUSTEES
Thomas Gallagher                                              None                                         $50,001-$100,000
F. Wendell Gooch                                              None                                         $50,001-$100,000
James O. Robbins                                              None                                           Over $100,000
Sidney E. Harris                                              None                                          $10,001-$50,000
Warren Jobe                                                   None                                         $50,001-$100,000
Charles D. Winslow                                            None                                          $10,001-$50,000
Connie D. McDaniel                                            None                                         $50,001-$100,000

As of July 5, 2006, the Trustees and Officers of the Trust owned less than 1% of the outstanding shares of the Trust.

BOARD COMPENSATION. The table below shows the compensation paid to the Trustees during the fiscal period ended March 31, 2005. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                                                          PENSION OR
                                 AGGREGATE            RETIREMENT BENEFITS        ESTIMATED ANNUAL
                             COMPENSATION FROM        ACCRUED AS PART OF           BENEFITS UPON      TOTAL COMPENSATION FROM THE
  NAME OF TRUSTEE              THE TRUST ($)             FUND EXPENSES              RETIREMENT         TRUST AND FUND COMPLEX ($)
  ---------------            -----------------        -------------------        ----------------     ---------------------------
INTERESTED TRUSTEES
Richard W. Courts, II            53,230                      N/A                       N/A                       53,500
Clarence H. Ridley               57,200                      N/A                       N/A                       57,500
INDEPENDENT TRUSTEES
Thomas Gallagher                 78,590                      N/A                       N/A                       79,000
F. Wendell Gooch                 71,140                      N/A                       N/A                       71,500
Sidney E. Harris                 60,680                      N/A                       N/A                       61,000
Warren Y. Jobe                   63,660                      N/A                       N/A                       64,000
Connie McDaniel                  56,710                      N/A                       N/A                       57,000
James O. Robbins                 63,890                      N/A                       N/A                       64,000
Jonathan T. Walton*              45,750                      N/A                       N/A                       46,000
Charles D. Winslow               62,670                      N/A                       N/A                       63,000

* Mr. Walton resigned as a Trustee of the Trust effective December 31, 2005.

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

NAME, ADDRESS                                    TERM OF OFFICE
AND DATE OF BIRTH          POSITION(S) HELD       AND LENGTH
OFFICERS:                     WITH TRUST         OF TIME SERVED                 PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
R. Jeffrey Young     President and Chief   Since July 2004        Senior Vice President, Relationship Management, BISYS Fund
3435 Stelzer Road    Executive Officer                            Services (since 2002); Vice President, Client Services, BISYS Fund
Columbus, OH 43219                                                Services (1997-2002)
DOB 08/22/64

Deborah A. Lamb      Executive Vice        Since September 2004;  Chief Compliance Officer, Managing Director, Trusco Capital
50 Hurt Plaza        President; Assistant  since November 2003;   Management, Inc. (since 2003); President, Investment Industry
Suite 1400           Secretary; Chief      since August 2004      Consultants, LLC (2000 - 2003); Director of Compliance, INVESCO,
Atlanta, GA 30303    Compliance Officer    (respectively)         Inc. (1995-2000)
DOB 10/02/52

Joel Engle           Treasurer and Chief   Since April 2006       Director, Fund Administration, BISYS Fund Services since February
3435 Stelzer Road    Financial Officer                            2006; Small business owner/operator (retail) (2003 to 2006); Vice
Columbus, OH 43219                                                President, Fund Administration, BISYS Fund Services (1998 to 2003)
DOB 10/31/65

Cynthia J. Surprise  Secretary and Chief   Since February 2005    Senior Counsel, Legal Services, BISYS Fund Services (since 2004);
3435 Stelzer Road    Legal Officer                                Director and Counsel, Investors Bank & Trust Company (1999-2004)
Columbus, OH 43219
DOB 07/08/46

Jennifer A. English  Assistant Secretary   Since November 2005    Assistant Counsel, Legal Services, BISYS Fund Services (since
3435 Stelzer Road                                                 2005);  Assistant Counsel, PFPC Inc. (2002-2005); Associate Legal
Columbus, OH 43219                                                Product Manager, Fidelity Investments (2001)
DOB 03/05/72

Alaina V. Metz       Assistant Secretary   Since July 2004        Vice President, Blue Sky Compliance, BISYS Fund Services (since
3435 Stelzer Road                                                 2002); Chief Administrative Officer, Blue Sky Compliance, BISYS
Columbus, OH 43219                                                Fund Services (1995-2002)
DOB 04/07/67

                         PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Board has adopted procedures which permit the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust reserves the right to postpone payment or redemption proceeds for up to seven days if the redemption would harm existing shareholders. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or employees of the Adviser. "Immediate Family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step children) age 21 years or under.

                        DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures, which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one-half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

                                      TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, a Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S.

government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The Board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

With respect to investments in STRIPs, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even thought the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its nets investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

The Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders at rates applicable to long-term capital gains. In general, the Funds do not expect to receive any dividend income from corporations. Therefore, none of the Funds' distributions is expected to be eligible for the corporate dividends received deduction or for the lower tax rates applicable to qualified dividend income.

If a Fund's distributions exceed its income realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. Because each Fund seeks to maintain a stable $1.00 net asset value per share, you should not expect to realize a capital gain or loss upon redemption or exchange of your Fund shares.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

                                FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Certain Funds may also enter into financial futures and option contracts, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

For the fiscal year ended March 31, 2005, the fiscal period ended March 31, 2005, and for the fiscal years ended in 2004 and 2003, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

                                                            AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID ($)
                                                        ------------------------------------------------------------------
                                                                          6/1/04-
                     FUND*                               2006             3/31/05              2004                 2003
---------------------------------------------------      ----             -------              ----                 ----
Classic Institutional Cash Management Money Market
Fund                                                       0               94,000             201,722              272,676
Classic Institutional Municipal Cash Reserve Money
Market Fund                                                0                   **                  **                   **
Classic Institutional U.S. Government Securities
Money Market Fund                                          0               67,000             133,911              157,997
Classic Institutional U.S. Treasury Securities
Money Market Fund                                          0              633,000             751,820              719,903

* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

** Not in operation during the period.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information, which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds'

Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal year ended March 31, 2006, the fiscal period ended March 31, 2005, and for the fiscal years ended 2004 and 2003, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown reflect fees paid in connection with Fund repurchase agreement transactions.

                                                               PERCENTAGE OF TOTAL         PERCENTAGE OF TOTAL
                            AGGREGATE DOLLAR AMOUNT OF        BROKERAGE COMMISSIONS       BROKERAGE TRANSACTIONS
                          BROKERAGE COMMISSIONS PAID TO     PAID TO AFFILIATED BROKERS  EFFECTED THROUGH AFFILIATED
                              AFFILIATED BROKERS ($)                    (%)                       BROKERS
                     -------------------------------------  --------------------------  ---------------------------
                                6/1/05-                            6/1/05-                     6/1/05-
FUND*                   2006    3/31/05    2004     2003     2006  3/31/05  2004  2003   2006  3/31/05  2004  2003
-----                ---------  -------  --------  -------   ----  -------  ----  ----   ----  -------  ----  ----
Classic
Institutional Cash
Management Money
Market Fund            165,723   94,372   201,722  272,676    100    100     100   100    100    100     100  100
Classic
Institutional
Municipal Cash
Reserve Money
Market Fund                  0       **        **       **      0     **      **    **      0     **      **   **
Classic
Institutional U.S.
Government
Securities Money
Market Fund            173,557   66,839   133,911  157,997    100    100     100   100    100    100     100  100
Classic
Institutional U.S.
Treasury Securities
Money Market Fund    1,111,413  633,481   751,820  719,903    100    100     100   100    100    100     100  100

* Effective February 15, 2005, each Fund changed its fiscal year from May 31 to March 31.

** Not in operation during the period.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act), which the Funds may hold at the close of their most recent fiscal year. As of March 31, 2006, the following Fund held the following securities:

FUND                                   SECURITY TYPE               SECURITY                       HOLDINGS
-----                                  --------------      --------------------------------     ------------
                                            Debt           Credit Suisse First Boston LLC       $ 48,765,000
 Classic Institutional Cash                 Debt             Wells Fargo Brokerage
Management Money Market Fund                                      Services, LLC                 $ 50,000,000
                                            Debt              Bear Stearns & Co., Inc.          $ 50,000,000
                                            Debt           Bank of America Securities LLC       $154,960,000

    PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Funds' CCO reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each

Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.

The Funds' Annual Reports and Semi-Annual Reports are available, free of charge, on the Trust's website at www.sticlassicfunds.com. The Trust's website also provides information about each Fund's complete portfolio holdings as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days and is available until updated the next calendar quarter. The information on the Trust's website is publicly available to all categories of persons. In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Trust may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Trust's policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

The Trust requires any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.

Currently, the Trust has arrangements to provide additional disclosure of portfolio holdings information on a monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Bear Stearns & Co, Inc., BMO Nesbit Burns, Buckingham Research Group, Inc., Cantor Fitzgerald & Co., Credit Suisse First Boston, LLC, Davenport & Company, LLC, Empirical Research Partners, Ferris Baker Watts, Inc., Freidman, Billings, Ramsey & Co., Inc., FTN Financial, Janney Montgomery Scott, LLC, JP Morgan Securities, Inc., Lehman Brothers, Inc., McDonald Investments, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Moody's Investors Service, Morgan Keegan & Co., Inc., Oppenheimer & Company, Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Robert W. Baird & Co., Smith Barney, Starboard Capital Markets, LLC, Sterne, Agee & Leach, Inc., UBS Financial Services, Inc., and Wachovia Bank, N.A., Zions First National Bank, N.A.

Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., Towers Perrin HR Services, Watson Wyatt Investment Consulting, Inc., Wilshire Associates Incorporated.

Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a weekly basis with a lag time of 7 days to S&P.

In addition, the Trust's service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

                              DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                                  VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

                              SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent wit the federal securities laws.

                                 CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC and are available to the public.

                                  PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, summaries of which are included in Appendix B to this SAI.

Information regarding how the Funds' voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Funds' proxy voting record, along with the Funds' full proxy voting policies and procedures, is available on the Funds' website at www.sticlassicfunds.com, , without charge upon request by calling 1-888-STI-FUND, or by writing to the Funds at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The Funds' proxy voting record is also available on the SEC's website at www.sec.gov.

                             5% AND 25% SHAREHOLDERS

As of July 5, 2006, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The nature of ownership for each position listed is "Record" unless otherwise indicated. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

                                                                                PERCENT OF CLASS
NAME AND ADDRESS OF OWNER                                                             OWNED
-------------------------                                                       ----------------
CLASSIC INST MUNI CASH RESERVE MM - INSTITUTIONAL CLASS
SUNTRUST BANK
MAIL CENTER 3133
P O BOX 105504
ATTN SUSAN GRIDER
ATLANTA GA 303485504                                                                   99.97%
CLASSIC INST US TREAS SEC MNY MRKT FD - INSTITUTIONAL CLASS
SUNTRUST BANKS
MAIL CENTER 3133
P O BOX 105504
ATTN SUSAN GRIDER
ATLANTA GA 303485504                                                                   59.02%
SUNTRUST CAPITAL MARKETS ACH
303 PEACHTREE ST
ATTN AUTHERINE WILLIAMS MC GA-ATL 3906
ATLANTA GA 303083201                                                                   27.92%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY ST
4TH FLOOR, MUTUAL FUNDS
NEW YORK NY 10281                                                                      13.07%
CLASSIC INSTL CASH MGMT MNY MRKT - INSTITUTIONAL CLASS
SUNTRUST BANK
MAIL CENTER 3133
PO BOX 105504
ATTN SUSAN GRIDER
ATLANTA GA 303485504                                                                   52.65%
SUNTRUST CAPITAL MARKETS ACH
303 PEACHTREE ST
ATTN AUTHERINE WILLIAMS MC GA-ATL 3906
ATLANTA GA 303083201                                                                   38.87%
NATIONAL FINANCIAL SERVICES LLC
200 LIBERTY ST
4TH FLOOR, MUTUAL FUNDS
NEW YORK NY 10281                                                                       7.25%
CLASSIC INSTL US GOVT SEC MNY MRKT FD - INSTITUTIONAL CLASS
SUNTRUST BANK
MAIL CENTER 3133
P O BOX 105504
ATTN SUSAN GRIDER
ATLANTA GA 303485504                                                                   65.75%
SUNTRUST CAPITAL MARKETS ACH
303 PEACHTREE ST
ATTN AUTHERINE WILLIAMS MC GA-ATL 3906
ATLANTA GA 303083201                                                                   34.25%

                                                                                PERCENT OF CLASS
NAME AND ADDRESS OF OWNER                                                             OWNED
-------------------------                                                       ----------------
CLASSIC INSTL US TREAS SEC MNY MKT FD - CORPORATE TRUST SHARES
SUNTRUST BANK
MAIL CENTER 3133
P O BOX 105504
ATTN SUSAN GRIDER
ATLANTA GA 303485504                                                                  100.00%

                              FINANCIAL STATEMENTS

The financial statements for the Trust's fiscal year ended March 31, 2006, including notes thereto and the reports of PricewaterhouseCoopers L.L.P. thereon, are herein incorporated by reference from the 2006 Annual Report to Shareholders. Copies of the 2006 Annual Report will be provided without charge to each person receiving this Statement of Additional Information.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard & Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor Services, Inc. ("Moody's") have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

              -  Leading market positions in well-established industries.

              -  High rates of return on funds employed.

              - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

              - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

              - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

              - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

              - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P
---

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's
-------

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch
-----

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

[TRUSCO CAPITAL MANAGEMENT GRAPHIC]

       TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUNDS
                                  SHAREHOLDERS


Dear Shareholders:


Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Funds.

The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most established proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its comprehensive research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related

SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.

Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds' Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                  TRUSCO CAPITAL MANAGEMENT, INC. PROXY POLICY


Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.

After an extensive review of established service providers including size, experience and technical capabilities, Trusco contracted with Institutional Shareholder Services ("ISS") as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm's proxy voting processes/procedures, which include, but are not limited to:

     1. The collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's managed fund clients.

     2. The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

     3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's fund clients.

As reflected in Trusco's proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, this information will be communicated to ISS as Trusco's agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS' capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.


               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of ISS, an independent third party agent, to assist with facilitating the administrative, clerical, functional and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.

Trusco provides and maintains the following standard proxy voting policies:

     o Trusco U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)
     o  Trusco Taft Hartley Proxy Policy
     o  Trusco Global/International Proxy Policy

These policies are available as described below. Both brief and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy.

The Committee's process includes a review and evaluation of relevant, information related to the issuer's proxy, applying the firm's proxy voting policy in a prudent and appropriate manner ensuring votes are cast in the best interest of our clients.

                              Exceptions to Policy

The Trusco Proxy Policies and guidelines as outlined herein generally will not be applied where Trusco has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's proxy voting policies and procedures.


                              Conflicts of Interest

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:

     1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

     2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

     3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

     4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

     5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

     1. Retain an independent fiduciary to vote the shares.

     2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.


                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. A typical security lending program such as the "STI Classic Securities Lending Program" is where the clients or funds lend equities and/or fixed-income assets from their accounts or portfolio to various approved-broker-dealers against cash collateral (102% of loan value) and earn incremental income by: 1.) extracting intrinsic value from each loan; and, 2.) generating investment income through reinvestment activities involving cash collateral. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of recalling the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

Under the current STI Classic Securities Lending Program, Trusco is required to notify the Custodian to recall securities on loan 10 business days prior to the record date if Trusco wishes to vote proxy on the securities so as to ensure that they are in Custodian's possession by the voting deadline.



                             ADDITIONAL INFORMATION

Trusco clients:
--------------
Extended summaries of Trusco Capital Management, Inc.'s U.S. Domestic Proxy Policy (includes ERISA related accounts,) Taft Hartley Proxy Policy, and Global/International Proxy Policy and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@truscocapital.com.

STI Classic Funds and STI Classic Variable Trust shareholders:
-------------------------------------------------------------
Shareholders of the STI Classic Funds or the STI Classic Variable Trust may access this information by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com.

          2006 TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS
Vote FOR approval of financial statements and director and auditor reports, unless:
     o there are concerns about the accounts presented or audit procedures used; or
     o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
     o there are serious concerns about the accounts presented or the audit procedures used;
     o  the auditors are being changed without explanation; or
     o non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS
Vote FOR the appointment or reelection of statutory auditors, unless:
     o there are serious concerns about the statutory reports presented or the audit procedures used;
     o questions exist concerning any of the statutory auditors being appointed; or
     o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME
Vote FOR approval of the allocation of income, unless:
     o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
     o  the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION
Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS
Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS
Vote FOR management nominees in the election of directors, unless:
     o  Adequate disclosure has not been provided in a timely manner;
     o  There are clear concerns over questionable finances or restatements;
     o  There have been questionable transactions with conflicts of interest;
     o  There are any records of abuses against minority shareholder interests;
        and
     o  The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Vote AGAINST labor representatives if the sit on either the audit or compensation committee, as they are not required to be on those committees.

DIRECTOR COMPENSATION
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

DISCHARGE OF BOARD AND MANAGEMENT
Vote FOR discharge of the board and management, unless:
     o there are serious questions about actions of the board or management for the year in question; or
     o  legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE
Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS
GENERAL ISSUANCES:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
     o the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or
     o the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

CAPITAL STRUCTURES
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS
Vote FOR share repurchase plans, unless:
     o  clear evidence of past abuse of the authority is available; or
     o  the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS
Vote mergers and acquisitions on a CASE-BY-CASE basis.

MANDATORY TAKEOVER BID WAIVERS
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS
Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS
Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS
Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 65

ITEM 23. EXHIBITS:

(a) Declaration of Trust as originally filed with the STI Classic Funds' (the "Registrant") Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(c) Not applicable.

(d)(1) Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc., dated June 15, 1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(2) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(3) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0001047469-98-028802 on July 30, 1998.


(d)(4) Revised Schedule A dated February 14, 2006 to the Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.



(d)(5) Form of Expense Limitation Agreement dated August 1, 2006 between STI Classic Funds and Trusco Capital Management, Inc. is filed herewith.


(d)(6) Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-001587 on February 28, 2005.

(e)(1) Distribution Services Agreement dated November 18, 2005 between the Registrant and BISYS Fund Services Limited Partnership is incorporated herein by reference to exhibit (e)(1) of Post Effective Amendment No. 63 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.

(f) Not applicable.

(g)(1) Custodian Agreement between the Registrant and Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(g)(3) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(g)(4) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

(g)(5) Amendment dated August 19, 2005 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-009415 on November 18, 2005.


(g)(6) Amended Schedule A dated February 14, 2006 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.


(g)(7) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit
(h)(1) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(2) Amendment dated as of August 11, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(3) Amendment dated November 5, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services, Ohio, Inc., dated July 16, 2004 is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(h)(4) Amendment dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to exhibit (h)(4) of Post Effective Amendment No. 63 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.

(h)(5) Revised Schedule A dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(h)(6) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(h)(7) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-05-004581 on May 18, 2005.


(h)(8) Compliance Services Agreement among the Registrant, STI Classic Variable Trust and BISYS Fund Services, Inc. dated November 18, 2005 is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.



(i) Opinion and Consent of Counsel is filed herewith.



(j) Consent of independent registered public accounting firm is filed herewith.


(k) Not applicable.

(l) Not applicable.

(m)(1) Distribution and Service Plan relating to C Shares (formerly, L Shares and Flex Shares) dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-05-006336 on August 1, 2005.

(m)(2) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(m)(3) Distribution and Service Plan for A Shares dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-0048058 on May 27, 2005.

(m)(4) Amended Schedule A to the Distribution and Service Plan for Class A Shares dated November 18, 2005 is incorporated herein by reference to Exhibit
(m)(4) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(n)(1) Rule 18f-3 Multiple Class Plan adopted May 24, 1995, last amended May 17, 2005, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(o) Not applicable.

(p)(1) Registrant's Code of Ethics dated February 2000, last amended January 28, 2006, is incorporated herein by reference to exhibit (p)(1) of Post Effective Amendment No. 63 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.

(p)(2) Code of Ethics for BISYS Fund Services Limited Partnership dated January 1, 2006 is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.


(p)(3) Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000935069-00-000528 on September 21, 2000.


(p)(4) Code of Ethics for Zevenbergen Capital Investments LLC, as approved by the Board of Trustees on May 9, 2006, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-06-004792 on May 30, 2006.


ITEM 24. Persons Controlled by or under Common Control with Registrant:

See the prospectus and Statement of Additional Information regarding the Registrant's control relationships. The administrator is a subsidiary of BISYS Group, Inc. which also controls the distributor of the Registrant, BISYS Fund Services Limited Partnership, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Adviser:

Trusco Capital Management, Inc. is the investment adviser (the "Adviser") for the STI Classic Funds. The principal address of Trusco Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

NAME                                        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                 -----------------------------------   -----------------------------
David Eidson                                 SunTrust Banks, Inc.              Senior Vice President
Chairman & Chief Executive Officer              SunTrust Bank                 Executive Vice President
                                           SunTrust Capital Markets                 Board Member
                                            First Mercantile Trust                  Board Member
                                     Zevenbergen Capital Investments LLC            Board Member
                                             Lighthouse Partners                    Board Member
William H. Rogers                            SunTrust Banks, Inc.             Executive Vice President
Director
Paul L. Robertson, III                       SunTrust Banks, Inc.                  Vice President
Executive Vice                                  SunTrust Bank                      Vice President
President/Secretary/Treasurer
Andrew J. Muldoon, III                          SunTrust Bank                 Executive Vice President
Executive Vice President
Elizabeth G. Pola                    Zevenbergen Capital Investments LLC              Director
Executive Vice President
Robert J. Rhodes                                SunTrust Bank                         Officer
Executive Vice President
Christina Seix                                  SunTrust Bank                      Vice President
Executive Vice President
John Talty                                      SunTrust Bank                      Vice President
Executive Vice President
David C. Anderson                               SunTrust Bank                      Vice President
Director
Seth L. Antiles                                 SunTrust Bank                         Officer
Vice President
Charles B. Arrington                            SunTrust Bank                         Officer
Director
Frances J. Aylor                                      --                                 --
Director
Brett L. Barner                                 SunTrust Bank                         Officer
Managing Director
Richard M. Bemis                                SunTrust Bank                      Vice President
Director
Edward E. Best                                  SunTrust Bank                         Officer
Managing Director
Glen H. Blackston                                     --                                 --
Director
Gordon R. Boardway                                    --                                 --
Vice President
Matthew R. Boden                                      --                                 --
Vice President
Noel Crissman Boggan                            SunTrust Bank                         Officer

NAME                                        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                 -----------------------------------   -----------------------------
Vice President
Robert S. Bowman                                SunTrust Bank                         Officer
Managing Director
John C. Brennan                                       --                                 --
Vice President
Casey C. Brogdon                                SunTrust Bank                         Officer
Managing Director
Daniel J. Bromstad                                    --                                 --
Vice President
Marlon W. Brown                                 SunTrust Bank                         Officer
Vice President
Joseph F. Calabrese                                   --                                 --
Managing Director
George E. Calvert, Jr.                          SunTrust Bank                         Officer
Vice President
Matthew B. Carney                                     --                                 --
Vice President
Christopher D. Carter                           SunTrust Bank                      Vice President
Vice President
Carlos J. Catoya                                      --                                 --
Vice President
Benjamin M. Clark                               SunTrust Bank                      Vice President
Vice President
Shane Coldren                                   SunTrust Bank                         Officer
Managing Director
Robert W. Corner                                SunTrust Bank                         Officer
Managing Director
Scott E. Craig                                        --                                 --
Vice President
Stacy L. Culver                                       --                                 --
Vice President
William R. Davis                                      --                                 --
Vice President
J. Chadwick Deakins                             SunTrust Bank                         Officer
Managing Director
Robin C. Divers                                       --                                 --
Vice President
Ami B. Dogra                                          --                                 --
Vice President
Colleen H. Doremus                              SunTrust Bank                      Vice President
Vice President
Louis Joseph Douglass, IV                             --                                 --
Vice President
Martin J. Duffy                                 SunTrust Bank                         Officer
Vice President
Mary J. Durkin                                  SunTrust Bank                         Officer
Vice President
Todd C. Early                                         --                                 --
Vice President
Rebecca G. Ehrhart                                    --                                 --
Vice President
Bob M. Farmer                                   SunTrust Bank                      Vice President

NAME                                        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                 -----------------------------------   -----------------------------
Managing Director
Douglas J. Farmer                                     --                                 --
Vice President
Robert N. Felice                                SunTrust Bank                         Officer
Managing Director
James A. Fitzpatrick                                  --                                 --
Vice President
John B. Floyd                                   SunTrust Bank                         Officer
Managing Director
James P. Foster                                 SunTrust Bank                         Officer
Managing Director
Laura B. Friend                                       --                                 --
Director
Kirsten M. Fuller                               SunTrust Bank                         Officer
Vice President
Elena Fyodorova                                       --                                 --
Vice President
Michelle Gallo                                        --                                 --
Vice President
Alan M. Gayle                                         --                                 --
Managing Director
Eunice Gillespie                                SunTrust Bank                      Vice President
Director
Scott B. Goldberg                               SunTrust Bank                      Vice President
Vice President
George Goudelias                                      --                                 --
Managing Director
Gregory E. Hallman                                 SunTrust                           Officer
Vice President
Neil L. Halpert                                       --                                 --
Vice President
Melvin E. Hamilton                              SunTrust Bank                      Vice President
Managing Director
Preston A. Hays                                       --                                 --
Vice President
Michael Todd Hill                               SunTrust Bank                         Officer
Director
Michael J. Honsharuk                            SunTrust Bank                         Officer
Vice President
Debra M. Hooper                                 SunTrust Bank                      Vice President
Vice President
Deborah A. Hopkins                                    --                                 --
Vice President
David L. Hunt                                         --                                 --
Director
Christopher A. Jones                            SunTrust Bank                      Vice President
Managing Director
Christine Y. Keefe                              SunTrust Bank                      Vice President
Director
Nathaniel J. King                                     --                                 --
Vice President
Michael Kirkpatrick                                   --                                 --

NAME                                        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                 -----------------------------------   -----------------------------
Vice President
James E. Kofron                                 SunTrust Bank                         Officer
Director
Raymond A. Kramer                                     --                                 --
Vice President
Kenneth Kresch                                        --                                 --
Vice President
Deborah A. Lamb                              SunTrust Banks, Inc.                     Officer
Managing Director                               SunTrust Bank                         Officer
Wayne G. Larochelle                             SunTrust Bank                      Vice President
Managing Director
Gerard Leen                                           --                                 --
Vice President
Charles B. Leonard                              SunTrust Bank                         Officer
Managing Director
Carla Leslie                                    SunTrust Bank                         Officer
Managing Director
Biron O. Lim                                          --                                 --
Vice President
Walter L. Lindsay                                     --                                 --
Managing Director
Tina Y. Long                                          --                                 --
Vice President
William J. Longan                               SunTrust Bank                         Officer
Vice President
J. Randy Loving                                       --                                 --
Vice President
Scott F. Luxton                                 SunTrust Bank                         Officer
Vice President
Kimberly C. Maichle                             SunTrust Bank                         Officer
Director
James B. Mallory                                SunTrust Bank                      Vice President
Vice President
Jennifer Love Mann                              SunTrust Bank                      Vice President
Vice President
Jeffrey E. Markunas                             SunTrust Bank                         Officer
Managing Director
Patrick K. Mason                                SunTrust Bank                      Vice President
Vice President
Michael L. McEachern                                  --                                 --
Managing Director
Andrew S. McGhee                                SunTrust Bank                      Vice President
Managing Director
Steven McGinty                                        --                                 --
Vice President
Evan B. Melcher                                 SunTrust Bank                         Officer
Director
Thomas A. Meyers                                      --                                 --
Managing Director
R. Douglas Mitchell                             SunTrust Bank                         Officer
Vice President
Sharon E. Moran                                       --                                 --

NAME                                        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                 -----------------------------------   -----------------------------
Vice President
Stephen J. Murrin                                     --                                 --
Vice President
Blake E. Myton                                  SunTrust Bank                         Officer
Vice President
Timothy James Nash                              SunTrust Bank                      Vice President
Vice President
Robert H. Neinken                               SunTrust Bank                      Vice President
Managing Director
Harold F. Nelson                                SunTrust Bank                         Officer
Managing Director
Brian M. Nold                                         --                                 --
Vice President
Brian P. O'Connell                                    --                                 --
Director
Thomas J. O'Neil                                      --                                 --
Vice President
Cynthia A. Panebianco                                 --                                 --
Vice President
Patrick A. Paparelli                         SunTrust Banks, Inc.                  Vice President
Managing Director                               SunTrust Bank                      Vice President
Sheri L. Paquette                               SunTrust Bank                         Officer
Director
Ty E. Parrish                                   SunTrust Bank                      Vice President
Director
Ronnie G. Pennell
Vice President                                  SunTrust Bank                         Officer
Elliott A. Perny                                SunTrust Bank                         Officer
Managing Director
Gregory S. Peters                                     --                                 --
Vice President
James M. Phebus Jr.                             SunTrust Bank                         Officer
Director
Gregory L. Phillips                                   --                                 --
Vice President
Gary A. Plourde                                 SunTrust Bank                      Vice President
Managing Director
Charles L. Poage                                      --                                 --
Vice President
Sean D. Porrello                                      --                                 --
Vice President
Raymond A. Prophater                                  --                                 --
Vice President
Curtis A. Pryor                                       --                                 --
Vice President
Joe E. Ransom                                   SunTrust Bank                         Officer
Managing Director
Boyce G. Reid                                   SunTrust Bank                         Officer
Vice President
David W. Reidy                                        --                                 --
Vice President
Kristin Hildebrand Ribic                              --                                 --

NAME                                        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                 -----------------------------------   -----------------------------
Vice President
Mills A. Riddick                                SunTrust Bank                         Officer
Managing Director
Dina E. Romeo                                         --                                 --
Vice President
Josie C. Rosson                                 SunTrust Bank                         Officer
Managing Director
Michael C. Sahakian                             SunTrust Bank                         Officer
Director
James L. Savage                                 SunTrust Bank                         Officer
Director
Diane F. Schmidt                                      --                                 --
Vice President
Marc H. Schneidau                               SunTrust Bank                         Officer
Managing Director
Ronald H. Schwartz                              SunTrust Bank                         Officer
Managing Director
Michael G. Sebesta                              SunTrust Bank                         Officer
Managing Director
Dusty L. Self                                   SunTrust Bank                         Officer
Director
Robert I. Sherman                               SunTrust Bank                         Officer
Managing Director
Julia R. Short                                        --                                 --
Managing Director
Robin J. Shulman                                      --                                 --
Managing Director
Atul Sibal                                            --                                 --
Vice President
Garrett P. Smith                                SunTrust Bank                         Officer
Managing Director
George D. Smith, Jr.                            SunTrust Bank                         Officer
Managing Director
Stephen Smith                                         --                                 --
Vice President
E. Dean Speer                                   SunTrust Bank                         Officer
Director
Ellen E. Spong
Managing Director                               SunTrust Bank                      Vice President
Jeffrey P. St. Amand                                  --                                 --
Director
Celia S. Stanley                                      --                                 --
Vice President
John H. Stebbins                             SunTrust Banks, Inc.                  Vice President
Managing Director                               SunTrust Bank                      Vice President
Chad K. Stephens                                SunTrust Bank                         Officer
Vice President
Eric D. Storch                                        --                                 --
Managing Director
E. Sonny Surkin                                 SunTrust Bank                         Officer
Director
William F. Tarry                                SunTrust Bank                         Officer

NAME                                        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                 -----------------------------------   -----------------------------
Vice President
Parker W. Thomas Jr.                            SunTrust Bank                         Officer
Vice President
J. Maurice Thomas                               SunTrust Bank                      Vice President
Vice President
Merlin W. Tolstyk                                     --                                 --
Vice President
Perry A. Troisi                                       --                                 --
Managing Director
William A. Turner                                     --                                 --
Director
Stuart F. Van Arsdale                           SunTrust Bank                         Officer
Managing Director
David Walley                                    SunTrust Bank                         Officer
Vice President
David M. Walrod                                       --                                 --
Vice President
R. Casey Walsh                                        --                                 --
Vice President
Francis P. Walsh                                      --                                 --
Director
Joseph P. Walsh                                 SunTrust Bank                      Vice President
Vice President
Angela V. Watterson                                   --                                 --
Vice President
George M. Way                                   SunTrust Bank                      Vice President
Director
Adrien D. Webb                                        --                                 --
Managing Director
Gregory W. Webster                                    --                                 --
Vice President
Darren C. Weems                                       --                                 --
Vice President
Matthew H. Welden                                     --                                 --
Vice President
Ellen Welsh                                           --                                 --
Managing Director
Elizabeth Wilson                                      --                                 --
Managing Director
William L. Wilson, Jr.                          SunTrust Bank                         Officer
Director
Tom J. Winters                                        --                                 --
Managing Director
Donald A. Wordell                               SunTrust Bank                         Officer
Director
Natalie A. Wright                                     --                                 --
Vice President
Stephen M. Yarbrough                         SunTrust Banks, Inc.                  Vice President
Managing Director
Joseph P. Yarusinski                                  --                                 --
Vice President
Steven M. Yates                                 SunTrust Bank                         Officer

NAME                                        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                 -----------------------------------   -----------------------------
Managing Director
Jay A. Young                                          --                                 --
Vice President
Jonathan M.Yozzo                                      --                                 --
Vice President
Scott Yuschak                                         --                                 --
Vice President
Sam J. Zona                                           --                                 --
Managing Director

Zevenbergen Capital Investments LLC is the investment subadviser for the Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of Zevenbergen Capital Investments LLC is 601 Union Street, Seattle, Washington 98101.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the subadviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

NAME                                     NAME OF OTHER COMPANY    CONNECTION WITH OTHER COMPANY
----                                     ----------------------   -----------------------------
Brooke de Boutray                        Rivendell Capital Inc.             Principal
Managing Director, Portfolio Manager
Lisa Foley                               Rivendell Capital Inc.             Principal
Managing Director, Investment Officer
Leslie Tubbs                             Rivendell Capital Inc.             Principal
Managing Director, Portfolio Manager
and Chief Compliance Officer
Jim Fasano                               Rivendell Capital Inc.             Principal
Managing Director, Investment Officer
Herb Albin                               Rivendell Capital Inc.             Principal
Managing Director, Investment Officer
Nancy A. Zevenbergen                     Rivendell Capital Inc.             President
President and Chief Investment Officer

ITEM 27. Principal Underwriters:

(a) BISYS Fund Services Limited Partnership ("BISYS"), the Registrant's distributor, acts as principal underwriter for the following investment companies (other than the Registrant):

     American Independence Funds Trust
     American Performance Funds
     The Bjurman, Barry Funds
     The Coventry Group
     Coventry Funds Trust
     Excelsior Funds, Inc.
     Excelsior Funds Trust
     Excelsior Tax-Exempt Funds, Inc.
     First Focus Funds, Inc.

     HSBC Advisor Funds Trust
     HSBC Investor Funds
     Legacy Funds Group
     Pacific Capital Funds
     STI Classic Variable Trust
     Allianz Variable Insurance Products Fund of Funds Trust
     Allianz Variable Insurance Products Trust
     Vintage Mutual Funds, Inc.

BISYS is registered with the U.S. Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street 15th Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b) Each director, officer or partner of the principal underwriter named in the answer to Item 19 of Part B is listed below. The business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.

NAME                          POSITION AND OFFICE WITH UNDERWRITER           POSITION AND OFFICE WITH REGISTRANT
----                 -----------------------------------------------------   -----------------------------------
Elliott Dobin                              Secretary                                         None
Bryan Bey            Vice President, Director and Chief Compliance Officer                   None
James L. Smith                       President and Director                                  None
James E. (Ed) Pike             Financial and Operations Principal                            None

ITEM 28. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodians:

     SunTrust Bank
     303 Peachtree Street, N.E.
     Atlanta, GA 30308

     Brown Brothers Harriman & Co.
     40 Water Street
     Boston, MA 02109
     (International Equity Fund, International Equity Index Fund and Strategic Income Fund)

(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

     BISYS Fund Services, Ohio, Inc.
     3435 Stelzer Road
     Columbus, Ohio 43219

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser and subadviser:

     Trusco Capital Management, Inc.
     50 Hurt Plaza, Suite 1400
     Atlanta, Georgia 30303

     Trusco Capital Management, Inc.
     10 Mountain View Road
     Suite C-200
     Upper Saddle River, New Jersey 07458

     Zevenbergen Capital Investments LLC
     601 Union Street
     Seattle, Washington 98101

ITEM 29. Management Services: None.

ITEM 30. Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for the STI Classic Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 65 to the Registrant's Registration Statement (the "Registration Statement") under rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio on the 31st day of July, 2006.


                                        By: /s/ R. Jeffrey Young
                                            ------------------------------------
                                            R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.



/s/ F. Wendell Gooch*                   Trustee             July 31, 2006
-------------------------------------
F. Wendell Gooch


/s/ James O. Robbins*                   Trustee             July 31, 2006
-------------------------------------
James O. Robbins


/s/ Thomas Gallagher*                   Trustee             July 31, 2006
-------------------------------------
Thomas Gallagher


/s/ Richard W. Courts, II*              Trustee             July 31, 2006
-------------------------------------
Richard W. Courts, II


/s/ Clarence H. Ridley*                 Trustee             July 31, 2006
-------------------------------------
Clarence H. Ridley


/s/ Warren Y. Jobe*                     Trustee             July 31, 2006
-------------------------------------
Warren Y. Jobe


/s/ Charles D. Winslow*                 Trustee             July 31, 2006
-------------------------------------
Charles D. Winslow


/s/ Sidney E. Harris*                   Trustee             July 31, 2006
-------------------------------------
Sidney E. Harris


/s/ Connie D. McDaniel*                 Trustee             July 31, 2006
-------------------------------------
Connie D. McDaniel


/s/ R. Jeffrey Young                    President           July 31, 2006
-------------------------------------
R. Jeffrey Young


/s/ Joel B. Engle                       Treasurer & Chief   July 31, 2006
-------------------------------------   Financial Officer
Joel B. Engle


* By /s/ Cynthia Surprise
     --------------------------------
     Cynthia Surprise, pursuant to
     the powers of attorney filed
     herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (each, a "Trust"), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Jennifer English and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 14th day of February, 2006.


/s/ Richard W. Courts, II               /s/ Thomas Gallagher
-------------------------------------   ----------------------------------------
Richard W. Courts, II, Trustee          Thomas Gallagher, Trustee


/s/ F. Wendell Gooch                    /s/ Sidney E. Harris
-------------------------------------   ----------------------------------------
F. Wendell Gooch, Trustee               Sidney E. Harris, Trustee


/s/ Warren Y. Jobe                      /s/ Connie D. McDaniel
-------------------------------------   ----------------------------------------
Warren Y. Jobe, Trustee                 Connie D. McDaniel, Trustee


/s/ Clarence H. Ridley                  /s/ James O. Robbins
-------------------------------------   ----------------------------------------
Clarence H. Ridley, Trustee             James O. Robbins, Trustee


/s/ Charles D. Winslow
-------------------------------------
Charles D. Winslow, Trustee

                                  EXHIBIT INDEX

EXHIBIT   DOCUMENT
-------   --------
(d)(5)    Form of Expense Limitation Agreement
(i)       Opinion and Consent of Counsel
(j)       Consent of independent registered public accounting firm